UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2009 to May 31, 2010

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

May 31, 2010

Ultra ProShares

Ultra MarketCap

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

SSO  Ultra S&P500®

UWC  Ultra Russell3000

MVV  Ultra MidCap400

SAA  Ultra SmallCap600

UWM  Ultra Russell2000

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UPRO  UltraPro S&P500®

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

KRU  Ultra KBW Regional Banking

BIB  Ultra Nasdaq Biotechnology

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra MSCI Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil

XPP  Ultra FTSE/Xinhua China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico
Investable Market

Ultra Fixed-Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

Short ProShares

Short MarketCap

PSQ  Short QQQ®

DOG  Short Dow30SM

SH  Short S&P500®

MYY  Short MidCap400

SBB  Short SmallCap600

RWM  Short Russell2000

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

SDS  UltraShort S&P500®

TWQ  UltraShort Russell3000

MZZ  UltraShort MidCap400

SDD  UltraShort SmallCap600

TWM  UltraShort Russell2000

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SPXU  UltraPro Short S&P500®

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

KRS  Short KBW Regional Banking

DDG  Short Oil & Gas

REK  Short Real Estate

SMN  UltraShort Basic Materials

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

BIS  UltraShort Nasdaq Biotechnology

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE/Xinhua China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort MSCI Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil

FXP  UltraShort FTSE/Xinhua China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico
Investable Market

Short Fixed-Income

TBF  Short 20+ Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

Alpha ProShares

CSM  Credit Suisse 130/30

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

1	Shareholder Letter

2	Management Discussion of Fund Performance

105	Expense Examples

114	Schedule of Portfolio Investments

115	Ultra MarketCap ProShares

154	Ultra Style ProShares

172	Ultra Sector ProShares

218	Ultra International ProShares

237	Ultra Fixed-Income ProShares

241	Short MarketCap Proshares

277	Short Style ProShares

289	Short Sector ProShares

325	Short International ProShares

347	Short Fixed-Income ProShares

353	Alpha ProShares

356	Statements of Assets and Liabilities

374	Statements of Operations

392	Statements of Changes in Net Assets

422	Financial Highlights

450	Notes to Financial Statements

487	Report of Independent Registered Public Accounting Firm

488	Board Approval of Investment Advisory Agreement

490	Proxy Voting & Quarterly Portfolio Holdings Information

491	Trustees and Officers of ProShares Trust

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Dear Shareholder:

I am pleased to present the ProShares Trust Annual Report for the fiscal year ended May 31, 2010.

Markets Rebound

During this 12-month period, stocks and bonds generated strong positive returns — a significant improvement from this time last year. In terms of equity performance, the S&P 500 rose 21.0% for the period. Small-cap and mid-cap stocks outperformed large-cap stocks, with the Russell 2000 Index® rising 33.6% and the S&P MidCap 400 Index® gaining 34.5%. Foreign equities also generated positive returns, with the MSCI All Country World Index ex-USA® rising 10.89%. Emerging markets, as measured by the MSCI Emerging Markets Index®, returned 21.45%. In addition, fixed-income securities generally performed well during the year, with the Barclays Capital U.S. Aggregate Bond Index gaining 8.4%.(1)

Cyclical Sectors Advance

On a sector basis, cyclical stocks generally outperformed non-cyclical, more defensive stocks. The real estate, semiconductor, and consumer services sectors were the best-performing sectors for the period, with the Dow Jones U.S. Real Estate IndexSM, Dow Jones U.S. Semiconductor IndexSM, and the Dow Jones U.S. Consumer Services IndexSM rising 55.5%, 36.0%, and 35.5%, respectively.

The weakest sectors for the period were the utilities and energy sectors, as measured by the Dow Jones U.S. Utilities IndexSM and the Dow Jones U.S. Oil and Gas IndexSM, which returned 14.1% and 2.2%, respectively. Commodity prices, as reflected by the Dow Jones-UBS Commodity IndexSM, were essentially flat, with the index posting a gain of 0.5%.

ProShares Expands ETF Lineup

This year, you will see an expanded ProShares lineup. We introduced 35 new ETFs, including ProShares Credit Suisse 130/30 — the first ETF to offer exposure to an indexed 130/30 investment strategy. Our new lineup also features an expanded range of leveraged and inverse international, sector, fixed-income, and market cap ETFs. To learn more about your ProShares ETFs, please visit us online at proshares.com.

As always, we deeply appreciate your trust and confidence in ProShares.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

ProShares Trust

(1)All investment performance figures above reflect total return.

1

Management Discussion
of Fund Performance

2 :: ProShares Trust :: Management Discussion of Fund Performance (Unaudited)

Investment Strategies and Techniques:

Each series of ProShares Trust (each a "Fund" and collectively, the "Funds") is designed to correspond to the performance of a benchmark (before fees and expenses) such as the daily price performance, a multiple of the daily price performance, the inverse of the daily price performance or a multiple of the inverse of the daily price performance, of an index. ProShare Advisors LLC ("PSA") uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.

Other than ProShares 130/30, the Funds do not seek to provide correlation with their benchmarks over any period of time other than daily. The Funds do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each Fund during the year:

•  Benchmark Performance: The performance of the index underlying each Fund's benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.

Please see below for a discussion of market conditions that affected the performance of the Funds and their various benchmark indexes.

•  The Impact of Leverage on the Funds' Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than +/- 100% of the daily performance of an index (i.e., Ultra, UltraPro, UltraShort, and UltraPro Short ProShares) was impacted proportionately more by the daily performance of the Funds' underlying indexes than those Funds that seek investment results (before fees and expenses) of 100% of the performance ("Alpha ProShares") or -100% of the daily performance of an index (i.e., Short ProShares). The performance of those Funds that seek daily investment results (before fees and expenses) of -100%, -200%, or -300% (i.e., Short, UltraShort, and UltraPro Short ProShares) was inversely impacted by the daily performance of the Funds' underlying indexes.

•  Compounding of Daily Returns and Volatility: Ultra ProShares and Short ProShares are designed to provide a multiple of index returns for a single day only. For longer periods, performance may be greater than or less than the one-day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•  Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•  Stock Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•  Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes that are comparatively less liquid than other Funds' benchmark indexes.

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:

Sixty-four (64) Funds were in existence for the entire period covered by this annual report. Thirty-five (35) Funds were launched over this period, as well. Below, we review general economic and market events, as well as index performance, for the period ended May 31, 2010.

Economy:

The twelve month period ending May 31, 2010 began with the U.S. economy still reeling from the after effects of the bursting of both the housing and credit bubbles. The period opened with the U.S. in the midst of a severe recession, with high unemployment and investors' portfolios and housing values down sharply. The credit crisis that began in 2008, continued into 2009, with banks and other lenders extremely reluctant to make loans.

The U.S. economy began to stabilize in the latter half of 2009, but continued to be very fragile. The Gross Domestic Product (GDP) grew in each of the three quarters beginning with the third quarter of 2009, after four consecutive quarters of declines. Borrowing conditions in the capital markets improved, issuance of new debt had expanded, and the cost of borrowing had declined. Large banks such as J.P. Morgan and Goldman Sachs repaid the emergency TARP money loaned to them by the Federal Reserve and the Treasury Department the year prior. Even banks that had yet to repay TARP funds were able to issue new equity shares and replenish their capital positions due to improved market sentiment.

Management Discussion of Fund Performance (Unaudited) :: ProShares Trust :: 3

Despite these positive improvements, the banking system, especially in regards to smaller banks, was still struggling. Delinquencies and defaults on many types of loans were still rising, particularly commercial real estate and consumer loans. While residential housing prices had stabilized, commercial real estate prices continued to drop, forcing write-offs from banks.

The Federal Reserve went to unprecedented levels in an effort to alleviate the financial crisis and economic instability. Beginning in the spring of 2009, the Federal Reserve purchased $1.25 trillion worth of mortgage backed securities in order to provide liquidity to the market and keep mortgage rates low. In addition to their MBS purchase program, the Fed continued to keep their target for the Fed Funds rate at record low rates, targeting between 0% and 0.25% over the entire twelve month period.

Key economic statistics summarize the weak, but stabilizing, economy over the period. The unemployment rate worsened from 9.4% to 9.7%. Non-Farm Payrolls data showed a net loss of about 1.6 million jobs over the first seven months, before showing a turnaround beginning around January, 2010. Government data showed that inflation remained subdued, with the Consumer Price Index indicating a 2.0% inflation rate over the period. Housing prices, as measured by the S&P Case-Shiller US Home Price Index, fell 30% between the second quarter of 2006 and the first quarter of 2009, before rising slightly over the following four quarters. And finally, the Conference Board's Consumer Confidence Index was up nicely from its February, 2009 trough, but remained at low levels similar to those measured during the recessions of the early 80's and early 90's.

Stock markets around the globe rallied for most of the period, as exemplified by the S&P 500's over 30% rally from early July, 2009 through late April, 2010. A late swoon in May, 2010, brought on by increasing concerns over a European debt crisis, reduced the S&P 500's total return for the entire period to +21.0%. Developed markets outside of the U.S., as measured by the MSCI EAFE index reported a total return of 7.1%.

In fixed income markets, the U.S. 30 Year bond yield rose for most of the year as global and U.S. economies stabilized, only to drop in the spring as European concerns intensified. The Long Bond yield started the period at 4.3%, spent most of the year between 4.0% and 5.0%, and settled at 4.2% at period end. At the short end of the yield curve, three-month Treasury Bills and two-year Treasury Notes ended the period almost exactly where they started, at 0.16% and 0.77%, respectively.

Commodity markets were relatively tame, certainly in comparison to the two years prior, in which commodities saw a solid rally followed by a more than 50% decline in prices. A broad basket of commodities, as measured by the Dow Jones-UBS Commodity Index, rose a mere 0.5% over the period. Once again this year, gold was a bright spot among commodities. In December, it passed $1200 per ounce for the first time ever, and gained 26.8% for the period.

The US Dollar, which had struggled against other major currencies for much of the decade, gained some of that back, rallying 9.1% against a basket of six major currencies, as measured by the U.S. Dollar Index. With concerns over the European debt crisis growing, the U.S. Dollar rallied sharply against the Euro in April and May, leaving the U.S. Dollar up 15.0% against the European currency for the period. The U.S. Dollar did not gain against all major currencies, as it fell 4.3% to both the Japanese Yen and the Canadian Dollar.

Index Performance:

For the period of this report, ProShare Advisors managed Funds based on five broad categories of indices — broad market, sector, style, international and fixed-income.

The U.S. equity market posted positive returns as measured by various broad market indices for the year ended May 31, 2010. These broader markets experienced returns that ranged from 20.99% to 34.95%, with the S&P Small Cap 600 experiencing the best return and the S&P 500 increasing the least.

PSA managed a total of 30 exchange traded funds which have benchmarks to broad market indices, 12 of which were launched during the year ending May 31, 2010. The performance for their benchmark indexes were as follows: the S&P Small Cap 600 Index returned 34.95%, the S&P MidCap 400 Index returned 34.52%, the Russell 2000 Index returned 33.64%, the NASDAQ — 100 returned 29.88%, the Dow Jones Industrial Average returned 22.66% and the S&P 500 Index returned 20.99% for the year ending May 31, 2010.

The sector indices also posted positive returns across the board for the year ended May 31, 2010. The sector indices experienced returns that ranged from 2.19% to 55.54%. PSA managed 32 sector funds, six of which were launched during the year ending May 31, 2010. For the year, these indices had the following returns as measured by Dow Jones: Real Estate, 55.54%; Semiconductors, 36.04%; Consumer Services, 35.47%; Industrials, 33.38%; Technology, 30.61%, Basic Materials, 29.15%; Financials, 23.64%; Consumer Goods, 22.31%; Health Care, 15.61%; Select Telecommunications, 14.38%; Utilities, 14.11%; and Oil and Gas, 2.19%. Additionally, there are two other non-Dow Jones indices: KBW Regional Banking, 28.20% and NASDAQ Biotechnology, 20.10%.

Recent years have seen one style of investing typically gain favor over another during the course of a year. This year, as has been the trend the past eight out of nine years, value stocks once again outperformed growth stocks over all areas of the market capitalization spectrum. However, all six styles tracked by ProShares had substantial gains, with returns of over 21% in all categories. For the year, these indices had the following returns: Russell MidCap Value, 37.62%, Russell 2000 Value, 36.63%; Russell 2000 Growth, 30.55%; Russell MidCap Growth, 30.14%; Russell 1000 Value, 22.97%; and Russell 1000 Growth, 21.59%.

International equity markets also saw positive returns. PSA managed a total of 19 funds benchmarked to various international indices, 13 of which were launched during the year ending May 31, 2010. For the year ending May 31, 2010, these indices had the following returns: MSCI Mexico Investable Market Index, 35.41%; MSCI Brazil Index, 19.22%; MSCI Emerging Markets Index, 21.45%; MSCI Pacific ex-Japan Index, 23.70%; FTSE Xinhua China 25 Index, 10.49%; MSCI EAFE Index, 7.07%; MSCI Europe Index, 5.10%; and MSCI Japan Index, 4.82%.

PSA managed five funds benchmarked to Treasury indices, three of which were launched during the year ending May 31, 2010. For the year ending May 31, 2010, the Barclays Capital 7-10 Year U.S. Treasury Bond Index and Barclays Capital 20+ Year U.S. Treasury Bond Index returned 6.04% and 6.87% respectively.

4 :: ProShares Trust :: Management Discussion of Fund Performance (Unaudited)

Index Volatility:

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended May 31, 2010, was 18.07%, which was considerably lower than the prior year's volatility of 45.61%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Real Estate Index and the KBW Regional Banking Index. The least volatile were the Dow Jones U.S. Consumer Goods Index and the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The volatility of each index is shown below.

Underlying Index	One Year Return	One Year Index Volatility
Dow Jones U.S. Real Estate Index	55.54%	33.91%
KBW Regional Banking Index	28.20%	32.36%
MSCI Brazil Index*	19.22%	31.85%
Dow Jones U.S. Basic Materials Index	29.15%	30.37%
Dow Jones U.S. Financials Index	23.64%	27.88%
FTSE/Xinhua China 25 Index*	10.49%	27.85%
Dow Jones U.S. Semiconductors Index	36.04%	27.12%
MSCI Europe Index*	5.10%	25.86%
Russell 2000 Value Index	36.63%	25.36%
Russell 2000 Index	33.64%	24.18%
MSCI Mexico Investable Market Index*	35.41%	24.04%
Dow Jones U.S. Oil & Gas Index	2.19%	23.89%
S&P SmallCap 600 Index	34.95%	23.21%
Russell MidCap Value Index	37.62%	22.95%
Dow Jones U.S. Industrials Index	33.38%	21.74%
S&P MidCap 400 Index	34.52%	21.33%
MSCI Pacific ex-Japan Index*	23.70%	23.46%
MSCI Emerging Markets Index*	21.45%	20.63%
Russell 1000 Value Index	22.97%	20.53%
Russell MidCap Growth Index	30.14%	20.28%
MSCI EAFE Index*	7.07%	19.46%
NASDAQ Biotechnology Index	20.10%	19.42%
Dow Jones U.S. Technology Index	30.61%	19.14%
NASDAQ 100 Index	29.88%	19.01%
MSCI Japan Index*	4.82%	18.90%
Russell 3000 Index	23.19%	18.70%
Dow Jones U.S. Select Telecommunications Index	14.38%	18.53%
S&P 500 Index	20.99%	18.07%
Dow Jones U.S. Consumer Services Index	35.47%	17.83%
Credit Suisse 130/30 Large Cap Index	21.86%	17.82%
Russell 2000 Growth Index	30.55%	16.51%
Russell 1000 Growth Index	21.59%	16.51%
Barclays Capital 20+ Year U.S. Treasury Bond Index	6.87%	16.22%
Dow Jones Industrial Average	22.66%	16.17%
Dow Jones U.S. Utilities Index	14.11%	15.94%
Dow Jones U.S. Health Care Index	15.61%	14.83%
Dow Jones U.S. Consumer Goods Index	22.31%	14.12%
Barclays Capital 7-10 Year U.S. Treasury Bond Index	6.04%	7.51%

*Index returns are as of 5/28/10, the last day of U.S. trading for the period

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was .29% at the beginning of the year, climbing to .33% at the end of the period. Each Ultra and UltraPro Fund essentially pays one and two times this rate plus a spread, while each Short, Ultra Short, and UltraPro Short essentially receives two, three, and four times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

PSA does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, PSA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

Management Discussion of Fund Performance (Unaudited) :: ProShares Trust :: 5

  Ultra QQQ®  QLD

ProShares Ultra QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 60.15%1, compared to a total return of 29.88%2 for the index. For the period, the Fund had an average daily volume of 10,037,216 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Apple Computer Inc (+89.35%), Amazon.com Inc (+60.87%), and Intel Corp (+40.40%), while the bottom three performers in this group were Research in Motion Ltd (–22.81%), QUALCOMM Inc (–17.01%), and Oracle Corp (+16.22%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra QQQ® Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10***

Fund	One Year	Since Inception (6/19/06)
Ultra QQQ® Fund	60.15%	-1.92%
NASDAQ-100 Index	29.88%	5.24%

Expense Ratios**

Fund	Gross	Net
Ultra QQQ® Fund	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	104%
Futures Contracts	22%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.1%
Microsoft Corp.	3.4%
QUALCOMM, Inc.	3.1%
Google, Inc., Class A	3.1%
Cisco Systems, Inc.	2.0%

NASDAQ-100 Index – Composition

% of Index
Technology	46.1%
Communications	25.0%
Consumer, Non-cyclical	16.4%
Consumer, Cyclical	8.5%
Industrials	3.1%
Energy	0.5%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: ProShares Trust :: Management Discussion of Fund Performance

  DDM  Ultra Dow30SM

ProShares Ultra Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 44.49%1, compared to a total return of 22.66%2 for the index. For the period, the Fund had an average daily volume of 3,653,682 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Caterpillar Inc (+77.01%), Boeing Co (+47.59%), and 3M Co (+42.64%), while the bottom three performers in this group were Exxon Mobil Corp (–10.59%), Johnson & Johnson (+9.19%), and Chevron Corp (+15.04%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Dow30SM Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Ultra Dow30SM Fund	44.49%	-8.40%
Dow Jones Industrial Average Index	22.66%	0.79%

Expense Ratios**

Fund	Gross	Net
Ultra Dow30SM Fund	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	115%
Futures Contracts	18%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	6.2%
3M Co.	3.9%
Chevron Corp.	3.7%
United Technologies Corp.	3.3%
McDonald's Corp.	3.3%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	21.5%
Consumer, Non-cyclical	18.5%
Technology	16.3%
Consumer, Cyclical	11.3%
Financials	10.8%
Energy	10.0%
Communications	8.1%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 7

  Ultra S&P500®  SSO

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 39.73%1, compared to a total return of 20.99%2 for the index. For the period, the Fund had an average daily volume of 26,462,905 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Apple Computer Inc (+89.35%), Bank of America Corp (+40.05%), and Microsoft Corp (+25.86%), while the bottom three performers in this group were Exxon Mobil Corp (–10.59%), JP Morgan Chase & Co (+7.79%), and Johnson & Johnson (+9.19%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra S&P500® Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Ultra S&P500® Fund	39.73%	-12.73%
S&P 500 Index	20.99%	-1.12%

Expense Ratios**

Fund	Gross	Net
Ultra S&P500® Fund	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	89%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.8%
Apple, Inc.	2.3%
Microsoft Corp.	1.9%
Procter & Gamble Co. (The)	1.7%
General Electric Co.	1.7%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: ProShares Trust :: Management Discussion of Fund Performance

  UWC  Ultra Russell3000

ProShares Ultra Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. The Index provides exhaustive coverage of the U.S. equity market by targeting around 98% of free float-adjusted market capitalization in the U.S.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 30, 2009 to May 31, 2010, the Fund had a total return of 44.37%1, compared to a total return of 22.78%2 for the index. For the period, the Fund had an average daily volume of 1,784 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Computer Inc (+80.55%), General Electric Co (+42.14%), Procter & Gamble Co (+23.25%), while the bottom three performers in this group were Exxon Mobil Corp (–11.31%), Johnson & Johnson (+6.04%), and Microsoft Corp (+10.61%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell3000 Fund from June 30, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (6/30/09)
Ultra Russell3000 Fund	44.37%
Russell 3000 Index	22.78%

Expense Ratios**

Fund	Gross	Net
Ultra Russell3000 Fund	1.85%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.1%
Apple, Inc.	1.7%
Microsoft Corp.	1.4%
Procter & Gamble Co. (The)	1.3%
General Electric Co.	1.2%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.90%
Financials	15.90%
Technology	12.60%
Industrials	11.40%
Communications	10.70%
Energy	10.20%
Consumer, Cyclical	10.10%
Utilities	3.60%
Basic Materials	3.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 9

  Ultra MidCap400  MVV

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 70.39%1, compared to a total return of 34.52%2 for the index. For the period, the Fund had an average daily volume of 242,750 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Cimarex Energy Co (+126.40%), F5 Networks Inc (+121.44%), and Cree Inc (+118.11%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (+16.03%), Dollar Tree Inc (+39.80%), and Newfield Exploration Co (+44.13%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MidCap400 Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Ultra MidCap400 Fund	70.39%	-7.54%
S&P MidCap 400 Index	34.52%	2.68%

Expense Ratios**

Fund	Gross	Net
Ultra MidCap400 Fund	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	116%
Futures Contracts	9%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cree, Inc.	0.6%
New York Community Bancorp, Inc.	0.6%
Vertex Pharmaceuticals, Inc.	0.5%
Newfield Exploration Co.	0.5%
Cimarex Energy Co.	0.5%

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Financials	19.7%
Industrials	17.6%
Consumer, Cyclical	13.5%
Technology	7.7%
Utilities	6.0%
Communications	5.2%
Energy	5.1%
Basic Materials	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: ProShares Trust :: Management Discussion of Fund Performance

  SAA  Ultra SmallCap600

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 70.13%1, compared to a total return of 34.95%2 for the index. For the period, the Fund had an average daily volume of 95,916 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Salix Pharmaceuticals Ltd (+295.70%), East West Bancorp Inc (+111.35%), and St. Mary Land & Exploration Co. (+100.17%), while the bottom three performers in this group were ProAssurance Corp (+30.19%), Varian Semiconductor Equipment Inc (+32.19%), and Oil States International Inc (+49.41%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra SmallCap600 Fund from January 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/23/07)
Ultra SmallCap600 Fund	70.13%	-17.73%
S&P SmallCap 600 Index	34.95%	-2.46%

Expense Ratios**

Fund	Gross	Net
Ultra SmallCap600 Fund	1.62%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	106%
Futures Contracts	4%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	0.6%
St. Mary Land & Exploration Co.	0.6%
East West Bancorp, Inc.	0.5%
Tractor Supply Co.	0.5%
Gardner Denver, Inc.	0.5%

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	19.1%
Industrials	18.2%
Financials	17.9%
Consumer, Cyclical	17.9%
Technology	10.8%
Communications	5.4%
Energy	4.3%
Utilities	3.6%
Basic Materials	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 11

  Ultra Russell2000  UWM

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 66.93%1, compared to a total return of 33.64%2 for the index. For the period, the Fund had an average daily volume of 3,278,707 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Human Genome Sciences Inc (+902.43%), UAL Corp (+329.40%), and Tempur-Pedic International Inc (+201.00%), while the bottom three performers in this group were Skyworks Solutions Inc (+67.16%), Polycom Inc (+73.48%), and Thoratec Corp (+74.92%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Fund from January 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/23/07)
Ultra Russell2000 Fund	66.93%	-20.61%
Russell 2000 Index	33.64%	-3.63%

Expense Ratios**

Fund	Gross	Net
Ultra Russell2000 Fund	1.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	94%
Futures Contracts	23%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Human Genome Sciences, Inc.	0.4%
UAL Corp.	0.3%
Skyworks Solutions, Inc.	0.2%
E*Trade Financial Corp.	0.2%
Tupperware Brands Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	20.4%
Consumer, Cyclical	15.4%
Industrials	14.3%
Technology	9.8%
Communications	7.6%
Energy	4.1%
Basic Materials	3.8%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: ProShares Trust :: Management Discussion of Fund Performance

  TQQQ  UltraPro QQQ®

ProShares UltraPro QQQ® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of 13.64%1, compared to a total return of 5.90%2 for the index. For the period, the Fund had an average daily volume of 242,344 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

As the UltraPro QQQ® Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro QQQ® Fund	1.31%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	200%
Futures Contracts	19%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	15.5%
Microsoft Corp.	3.7%
QUALCOMM, Inc.	3.4%
Google, Inc., Class A	3.4%
Cisco Systems, Inc.	2.3%

NASDAQ-100 Index – Composition

% of Index
Technology	46.1%
Communications	25.0%
Consumer, Non-cyclical	16.4%
Consumer, Cyclical	8.5%
Industrials	3.1%
Energy	0.5%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 13

  UltraPro Dow30SM  UDOW

ProShares UltraPro Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of 1.86%1, compared to a total return of 1.71%2 for the index. For the period, the Fund had an average daily volume of 33,331 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

As the UltraPro Dow30SM Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro Dow30SM Fund	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	223%
Futures Contracts	25%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	4.9%
3M Co.	3.1%
Chevron Corp.	2.9%
United Technologies Corp.	2.6%
McDonald's Corp.	2.6%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	21.5%
Consumer, Non-cyclical	18.5%
Technology	16.3%
Consumer, Cyclical	11.3%
Financials	10.8%
Energy	10.0%
Communications	8.1%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: ProShares Trust :: Management Discussion of Fund Performance

  UPRO  UltraPro S&P500®

ProShares UltraPro S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 300% of the daily return of the index. From inception on June 23, 2009 to May 31, 2010, the Fund had a total return of 71.53%1, compared to a total return of 24.06%2 for the index. For the period, the Fund had an average daily volume of 1,270,971 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Computer Inc (+91.90%), General Electric Co (+43.61%), Bank of America Corp (+28.94%), while the bottom three performers in this group were Exxon Mobil Corp (–10.08%), Johnson & Johnson (+9.49%), and Microsoft Corp (+12.65%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro S&P500® Fund from June 23, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (06/23/09)
UltraPro S&P500® Fund	71.53%
S&P 500 Index	24.06%

Expense Ratios**

Fund	Gross	Net
UltraPro S&P500® Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	201%
Futures Contracts	18%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.3%
Apple, Inc.	1.9%
Microsoft Corp.	1.6%
Procter & Gamble Co. (The)	1.5%
General Electric Co.	1.4%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 15

  UltraPro MidCap400  UMDD

ProShares UltraPro MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of 23.88%1, compared to a total return of 9.29%2 for the index. For the period, the Fund had an average daily volume of 39,961 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

As the UltraPro MidCap400 Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro MidCap400 Fund	1.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	226%
Futures Contracts	8%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cree, Inc.	0.5%
New York Community Bancorp, Inc.	0.5%
Vertex Pharmaceuticals, Inc.	0.5%
Newfield Exploration Co.	0.5%
Cimarex Energy Co.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Financials	19.7%
Industrials	17.6%
Consumer, Cyclical	13.5%
Technology	7.7%
Utilities	6.0%
Communications	5.2%
Energy	5.1%
Basic Materials	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: ProShares Trust :: Management Discussion of Fund Performance

  URTY  UltraPro Russell2000

ProShares UltraPro Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of 30.53%1, compared to a total return of 11.60%2 for the index. For the period, the Fund had an average daily volume of 180,440 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

As the UltraPro Russell2000 Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro Russell2000 Fund	1.48%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	201%
Futures Contracts	26%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Human Genome Sciences, Inc.	0.3%
UAL Corp.	0.2%
Skyworks Solutions, Inc.	0.2%
E*Trade Financial Corp.	0.2%
Tupperware Brands Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	20.4%
Consumer, Cyclical	15.4%
Industrials	14.3%
Technology	9.8%
Communications	7.6%
Energy	4.1%
Basic Materials	3.8%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 17

  Ultra Russell1000 Value  UVG

ProShares Ultra Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 43.23%1, compared to a total return of 22.97%2 for the index. For the period, the Fund had an average daily volume of 18,937 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Bank of America Corp (+40.05%), General Electric Co (+24.61%), and ConocoPhillips (+17.97%), while the bottom three performers in this group were Exxon Mobil Corp (–10.59%), Verizon Communications Inc (+0.10%), and Pfizer Inc (+4.30%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell1000 Value Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Value Fund	43.23%	-27.85%
Russell 1000 Value Index	22.97%	-8.99%

Expense Ratios**

Fund	Gross	Net
Ultra Russell1000 Value Fund	2.67%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.7%
General Electric Co.	2.1%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.9%
Chevron Corp.	1.8%

Russell 1000 Value Index – Composition

% of Index
Financials	26.0%
Energy	17.5%
Consumer, Non-cyclical	13.4%
Communications	11.6%
Industrials	11.5%
Utilities	6.4%
Consumer, Cyclical	6.1%
Basic Materials	3.7%
Technology	3.7%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: ProShares Trust :: Management Discussion of Fund Performance

  UKF  Ultra Russell1000 Growth

ProShares Ultra Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 42.02%1, compared to a total return of 21.59%2 for the index. For the period, the Fund had an average daily volume of 15,788 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Apple Computer Inc (+89.35%), Microsoft Corp (+25.86%), and Cisco Systems Inc (+25.19%), while the bottom three performers in this group were Wal-Mart Stores Inc (+3.89%), Coca-Cola Co (+7.92%), and Johnson & Johnson (+9.19%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell1000 Growth Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Growth Fund	42.02%	-16.80%
Russell 1000 Growth Index	21.59%	-3.67%

Expense Ratios**

Fund	Gross	Net
Ultra Russell1000 Growth Fund	1.93%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	143%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.4%
Microsoft Corp.	2.1%
International Business Machines Corp.	1.7%
Cisco Systems, Inc.	1.4%
Johnson & Johnson	1.3%

Russell 1000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	30.5%
Technology	22.2%
Consumer, Cyclical	13.1%
Industrials	10.8%
Communications	10.4%
Financials	4.9%
Energy	4.1%
Basic Materials	3.3%
Utilities	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 19

  Ultra Russell MidCap Value  UVU

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 77.01%1, compared to a total return of 37.62%2 for the index. For the period, the Fund had an average daily volume of 17,652 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Equity Residential (+95.05%), Vornado Realty Trust (+73.23%), and Eaton Corp (+66.10%), while the bottom three performers in this group were Sempra Energy (+3.81%), AON Corp (+11.26%), and Progressive Corp (+22.61%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Value Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Value Fund	77.01%	-24.32%
Russell Midcap Value Index	37.62%	-6.43%

Expense Ratios**

Fund	Gross	Net
Ultra Russell MidCap Value Fund	3.77%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SunTrust Banks, Inc.	0.5%
Spectra Energy Corp.	0.5%
Equity Residential	0.4%
Progressive Corp. (The)	0.4%
Vornado Realty Trust	0.4%

Russell Midcap Value
Index – Composition

% of Index
Financials	29.0%
Consumer, Non-cyclical	12.2%
Industrials	11.7%
Utilities	10.1%
Consumer, Cyclical	9.6%
Energy	8.8%
Communications	7.1%
Basic Materials	6.6%
Technology	4.7%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: ProShares Trust :: Management Discussion of Fund Performance

  UKW  Ultra Russell MidCap Growth

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 60.20%1, compared to a total return of 30.14%2 for the index. For the period, the Fund had an average daily volume of 11,997 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Intuitive Surgical Inc (+115.64%), Cognizant Technology Solutions Corp (+98.65%), and NetApp Inc (+93.23%), while the bottom three performers in this group were T Rowe Price Group Inc (+24.69%), Intuit Inc (+31.30%), and Precision Castparts Corp (+41.51%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Growth Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Growth Fund	60.20%	-19.58%
Russell Midcap Growth Index	30.14%	-3.97%

Expense Ratios**

Fund	Gross	Net
Ultra Russell MidCap Growth Fund	2.54%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
TJX Cos., Inc.	0.9%
Precision Castparts Corp.	0.8%
Cognizant Technology Solutions Corp., Class A	0.7%
Coach, Inc.	0.6%
T. Rowe Price Group, Inc.	0.6%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Technology	17.2%
Consumer, Cyclical	16.3%
Industrials	15.9%
Financials	7.7%
Communications	6.3%
Energy	5.5%
Basic Materials	3.5%
Utilities	2.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 21

  Ultra Russell2000 Value  UVT

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 72.89%1, compared to a total return of 36.63%2 for the index. For the period, the Fund had an average daily volume of 44,854 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were East West Bancorp Inc (+111.35%), Ares Capital Corp (+102.22%), and Regal Beloit Corp (+54.63%), while the bottom three performers in this group were ProAssurance Corp (+30.19%), MFA Financial Inc (+34.38%), and Highwoods Properties Inc (+38.02%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Value Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Value Fund	72.89%	-26.29%
Russell 2000 Value Index	36.63%	-6.65%

Expense Ratios**

Fund	Gross	Net
Ultra Russell2000 Value Fund	3.88%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E*Trade Financial Corp.	0.4%
Ares Capital Corp.	0.4%
Domtar Corp.	0.4%
East West Bancorp, Inc.	0.4%
Developers Diversified Realty Corp.	0.3%

Russell 2000 Value Index – Composition

% of Index
Financials	34.4%
Industrials	16.2%
Consumer, Cyclical	13.5%
Consumer, Non-cyclical	10.4%
Utilities	5.8%
Basic Materials	5.7%
Technology	4.8%
Energy	4.8%
Communications	4.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: ProShares Trust :: Management Discussion of Fund Performance

  UKK  Ultra Russell2000 Growth

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 59.97%1, compared to a total return of 30.55%2 for the index. For the period, the Fund had an average daily volume of 36,835 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Human Genome Sciences Inc (+902.43%), UAL Corp (+329.40%), and Tempur-Pedic International Inc (+201.00%), while the bottom three performers in this group were Bally Technologies Inc (+51.79%), Solera Holdings Inc (+52.60%), and Skyworks Solutions Inc (+67.16%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Growth Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Growth Fund	59.97%	-20.18%
Russell 2000 Growth Index	30.55%	-3.93%

Expense Ratios**

Fund	Gross	Net
Ultra Russell2000 Growth Fund	3.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Human Genome Sciences, Inc.	0.6%
UAL Corp.	0.4%
Skyworks Solutions, Inc.	0.4%
Tupperware Brands Corp.	0.4%
Tempur-Pedic International, Inc.	0.3%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	33.4%
Consumer, Cyclical	17.6%
Technology	15.3%
Industrials	12.2%
Communications	11.3%
Financials	5.0%
Energy	3.3%
Basic Materials	1.6%
Utilities	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 23

  Ultra Basic Materials  UYM

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 48.75%1, compared to a total return of 29.15%2 for the index. For the period, the Fund had an average daily volume of 4,603,067 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Dow Chemical Co (+56.10%), PPG Industries Inc (+49.29%), and E.I DuPont de Nemours & Co (+33.24%), while the bottom three performers in this group were Newmont Mining Corp (+1.09%), Praxair Inc (+8.30%), and Air Products & Chemicals Inc (+9.27%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Basic Materials Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Basic Materials Fund	48.75%	-19.11%
Dow Jones U.S. Basic Materials Index	29.15%	0.52%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Basic Materials Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	148%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Dow Chemical Co. (The)	4.3%
E.I. du Pont de Nemours & Co.	4.3%
Freeport-McMoRan Copper & Gold, Inc.	4.2%
Newmont Mining Corp.	3.6%
Praxair, Inc.	3.3%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	52.6%
Industrial Metals	25.8%
Mining	18.3%
Forestry and Paper	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: ProShares Trust :: Management Discussion of Fund Performance

  UGE  Ultra Consumer Goods

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 44.58%1, compared to a total return of 22.31%2 for the index. For the period, the Fund had an average daily volume of 11,264 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Ford Motor Co (+104.00%), Altria Group Inc (+27.50%), and PepsiCo Inc (+24.54%), while the bottom three performers in this group were Monsanto Co (–37.20%), Coca-Cola Co (+7.92%), and Philip Morris International Inc (+8.52%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Goods Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Goods Fund	44.58%	-7.73%
Dow Jones U.S. Consumer Goods Index	22.31%	-0.06%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Consumer Goods Fund	2.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	12.9%
Coca-Cola Co. (The)	7.9%
PepsiCo, Inc.	7.4%
Philip Morris International, Inc.	6.1%
Kraft Foods, Inc., Class A	3.3%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Household Goods	22.1%
Beverages	21.3%
Food Producers	20.4%
Tobacco	12.6%
Personal Goods	12.2%
Automobile and Parts	8.0%
Leisure Goods	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 25

  Ultra Consumer Services  UCC

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 75.17%1, compared to a total return of 35.47%2 for the index. For the period, the Fund had an average daily volume of 13,259 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amazon.com Inc (+60.87%), Home Depot Inc (+51.11%), and Time Warner Inc (+45.97%), while the bottom three performers in this group were Wal-Mart Stores Inc (+3.89%), CVS Caremark Corp (+17.29%), and McDonald's Corp (+18.27%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Services Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Services Fund	75.17%	-16.19%
Dow Jones U.S. Consumer Services Index	35.47%	-3.16%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Consumer Services Fund	3.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.4%
McDonald's Corp.	3.6%
Walt Disney Co. (The)	3.0%
Home Depot, Inc.	2.9%
CVS Caremark Corp.	2.4%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	43.3%
Media	25.3%
Travel and Leisure	19.1%
Food and Drug Retailers	12.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: ProShares Trust :: Management Discussion of Fund Performance

  UYG  Ultra Financials

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 39.34%1, compared to a total return of 23.64%2 for the index. For the period, the Fund had an average daily volume of 3,372,094 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were American Express Co (+63.95%), Bank of America Corp (+40.05%), and U.S. Bancorp (+25.94%), while the bottom three performers in this group were Morgan Stanley (–9.98%), The Goldman Sachs Group Inc (+0.67%), and Citigroup Inc (+6.45%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Financials Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Financials Fund	39.34%	-52.17%
Dow Jones U.S. Financials Index	23.64%	-19.37%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Financials Fund	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	5.9%
Bank of America Corp.	5.9%
Wells Fargo & Co.	5.3%
Citigroup, Inc.	3.1%
Goldman Sachs Group, Inc. (The)	2.3%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	41.2%
General Financial	23.7%
Nonlife Insurance	14.9%
Real Estate Investment Trusts	13.5%
Life Insurance	5.9%
Real Estate Investment & Services	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 27

  Ultra Health Care  RXL

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 28.42%1, compared to a total return of 15.61%2 for the index. For the period, the Fund had an average daily volume of 26,820 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Merck & Co Inc (+28.02%), Bristol-Myers Squibb Co (+22.88%), and Medtronic Inc (+16.46%), while the bottom three performers in this group were Gilead Sciences Inc (–16.66%), Eli Lilly & Co (+0.39%), and Amgen Inc (+3.68%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Health Care Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Health Care Fund	28.42%	-11.94%
Dow Jones U.S. Health Care Index	15.61%	-2.10%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Health Care Fund	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements	106%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.7%
Pfizer, Inc.	8.9%
Merck & Co., Inc.	7.6%
Abbott Laboratories	5.3%
Amgen, Inc.	3.8%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	61.2%
Health Care Equipment and Services	38.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: ProShares Trust :: Management Discussion of Fund Performance

  UXI  Ultra Industrials

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 66.86%1, compared to a total return of 33.38%2 for the index. For the period, the Fund had an average daily volume of 64,584 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Caterpillar Inc (+77.01%), Emerson Electric Co (+49.30%), and Boeing Co (+47.59%), while the bottom three performers in this group were Lockheed Martin Corp (–1.36%), United Parcel Service Inc Class B (+22.67%), and General Electric Co (+24.61%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Industrials Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Industrials Fund	66.86%	-17.96%
Dow Jones U.S. Industrials Index	33.38%	-3.10%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Industrials Fund	2.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	10.4%
United Technologies Corp.	3.5%
3M Co.	3.1%
United Parcel Service, Inc., Class B	2.7%
Boeing Co. (The)	2.6%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	23.1%
Aerospace and Defense	17.4%
Industrial Engineering	14.6%
Support Services	13.5%
Industrial Transportation	13.2%
Electronic & Electrical Equipment	11.5%
Construction and Materials	6.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 29

  Ultra KBW Regional Banking  KRU

ProShares Ultra KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the KBW Regional Banking IndexSM. KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on April 20, 2010 to May 31, 2010, the Fund had a total return of –21.45%1, compared to a total return of –10.38%2 for the index. For the period, the Fund had an average daily volume of 186,615 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

As the Ultra KBW Regional Banking Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra KBW Regional Banking Fund	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 20, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	104%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Webster Financial Corp.	3.0%
Fulton Financial Corp.	2.9%
First Midwest Bancorp, Inc./IL	2.6%
CVB Financial Corp.	2.5%
Associated Banc-Corp	2.4%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: ProShares Trust :: Management Discussion of Fund Performance

  BIB  Ultra Nasdaq Biotechnology

ProShares Ultra Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ Biotechnology Index®. The NASDAQ Biotechnology Index® is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on April 7, 2010 to May 31, 2010, the Fund had a total return of –23.22%1, compared to a total return of –11.83%2 for the index. For the period, the Fund had an average daily volume of 2,462 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

As the Ultra Nasdaq Biotechnology Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra Nasdaq Biotechnology Fund	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 6, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	105%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	8.2%
Teva Pharmaceutical Industries Ltd. (ADR)	7.0%
Gilead Sciences, Inc.	5.9%
Celgene Corp.	5.6%
Vertex Pharmaceuticals, Inc.	3.5%

NASDAQ Biotechnology
Index – Composition

% of Index
Consumer, Non-cyclical	99.9%
Consumer, Cyclical	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 31

  Ultra Oil & Gas  DIG

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –3.39%1, compared to a total return of 2.19%2 for the index. For the period, the Fund had an average daily volume of 5,067,838 and an average daily statistical correlation of over 0.99 to twice the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were EOG Resources Inc (+44.20%), Occidental Petroleum Corp (+25.12%), and ConocoPhillips (+17.97%), while the bottom three performers in this group were Exxon Mobil Corp (–10.59%), Schlumberger Ltd (–0.15%), and XTO Energy Inc (+1.39%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Oil & Gas Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Oil & Gas Fund	-3.39%	-20.31%
Dow Jones U.S. Oil & Gas Index	2.19%	-1.32%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Oil & Gas Fund	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.9%
Chevron Corp.	11.3%
ConocoPhillips	5.2%
Schlumberger Ltd.	5.1%
Occidental Petroleum Corp.	5.1%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	77.4%
Oil Equipment, Services and Distribution	22.0%
Alternative Energy	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: ProShares Trust :: Management Discussion of Fund Performance

  URE  Ultra Real Estate

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 112.43%1, compared to a total return of 55.54%2 for the index. For the period, the Fund had an average daily volume of 4,372,848 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Equity Residential (+95.05%), Boston Properties Inc (+73.58%), and Vornado Realty Trust (+73.23%), while the bottom three performers in this group were Annaly Capital Management Inc (+42.04%), Public Storage Inc (+43.48%), and HCP Inc (+46.27%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Real Estate Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Real Estate Fund	112.43%	-46.18%
Dow Jones U.S. Real Estate Index	55.54%	-11.87%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Real Estate Fund	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.5%
Vornado Realty Trust	3.7%
Equity Residential	3.3%
Public Storage	3.2%
Boston Properties, Inc.	2.8%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 33

  Ultra Semiconductors  USD

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 68.97%1, compared to a total return of 36.04%2 for the index. For the period, the Fund had an average daily volume of 389,998 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were SanDisk Corp (+197.70%), Micron Technology Inc (+79.64%), and Marvell Technology Group Ltd (+66.05%), while the bottom three performers in this group were Applied Materials Inc (+16.92%), Analog Devices Inc (+22.91%), and Nvidia Corp (+25.98%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Semiconductors Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Semiconductors Fund	68.97%	-19.17%
Dow Jones U.S. Semiconductors Index	36.04%	-2.35%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Semiconductors Fund	1.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	134%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.3%
Texas Instruments, Inc.	6.2%
Applied Materials, Inc.	3.5%
Broadcom Corp., Class A	3.1%
SanDisk Corp.	2.2%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: ProShares Trust :: Management Discussion of Fund Performance

  ROM  Ultra Technology

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 61.41%1, compared to a total return of 30.61%2 for the index. For the period, the Fund had an average daily volume of 214,872 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Apple Computer Inc (+89.35%), EMC Corp (+58.47%), and Intel Corp (+40.40%), while the bottom three performers in this group were QUALCOMM Inc (–17.01%), Oracle Corp (+16.22%), and Google Inc Class A (+16.29%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Technology Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Technology Fund	61.41%	-9.95%
Dow Jones U.S. Technology Index	30.61%	0.95%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Technology Fund	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	120%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.8%
Microsoft Corp.	8.4%
International Business Machines Corp.	6.8%
Cisco Systems, Inc.	5.6%
Intel Corp.	5.0%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	57.8%
Software and Computer Services	42.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 35

  Ultra Telecommunications  LTL

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 24.33%1, compared to a total return of 14.38%2 for the index. For the period, the Fund had an average daily volume of 10,294 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Virgin Media Inc (+88.08%), NII Holdings Inc (+78.25%), and Windstream Corp (+32.69%), while the bottom three performers in this group were Sprint Nextel Corp (–0.39%), Verizon Communications Inc (+0.10%), and AT&T Inc (+4.52%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Telecommunications Fund from March 25, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (3/25/08)
Ultra Telecommunications Fund	24.33%	-22.47%
Dow Jones U.S. Select Telecommunications Index	14.38%	-4.04%
S&P 500 Index	20.99%	-7.32%

Expense Ratios**

Fund	Gross	Net
Ultra Telecommunications Fund	1.67%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	131%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	12.2%
Verizon Communications, Inc.	8.7%
Sprint Nextel Corp.	6.1%
CenturyTel, Inc.	4.3%
Qwest Communications International, Inc.	3.7%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	90.6%
Mobile Telecommunications	9.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: ProShares Trust :: Management Discussion of Fund Performance

  UPW  Ultra Utilities

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 24.82%1, compared to a total return of 14.11%2 for the index. For the period, the Fund had an average daily volume of 17,884 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Southern Co (+30.93%), Dominion Resources Inc (+28.63%), and American Electric Power Co (+27.78%), while the bottom three performers in this group were Exelon Corp (–15.83%), FPL Group Inc (–8.40%), and Public Service Enterprise Group (+0.28%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Utilities Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
Ultra Utilities Fund	24.82%	-16.35%
Dow Jones U.S. Utilities Index	14.11%	-3.74%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
Ultra Utilities Fund	1.54%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	5.5%
Exelon Corp.	5.3%
Dominion Resources, Inc.	4.8%
Duke Energy Corp.	4.3%
FPL Group, Inc.	3.9%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	71.7%
Gas, Water & Multi Utilities	28.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 37

  Ultra MSCI EAFE  EFO

ProShares Ultra MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 2, 2009 to May 31, 2010, the Fund had a total return of –3.15%1, compared to a total return of 3.57%2 for the index. For the period, the Fund had an average daily volume of 6,164 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Nestle (+25.68%), Novartis (+18.09%), and BHP Billiton Ltd (+9.46%), while the bottom three performers in this group were Total (–18.03%), BP (–14.48%), and Toyota Motor Corp (–9.42%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI EAFE Fund from June 2, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/02/09)
Ultra MSCI EAFE Fund	-3.15%
MSCI EAFE Index	3.57%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI EAFE Fund	2.29%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.7%
United Kingdom	21.5%
France	9.9%
Australia	8.3%
Germany	7.8%
Switzerland	7.7%
Spain	3.5%
Italy	2.9%
Sweden	2.8%
Netherlands	2.7%
Hong Kong	2.5%
Singapore	1.6%
Finland	1.1%
Denmark	1.0%
Belgium	1.0%
Norway	0.7%
Austria	0.3%
Greece	0.3%
Portugal	0.3%
Ireland	0.3%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	24.5%
Industrials	12.3%
Materials	10.2%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Health Care	8.6%
Energy	7.7%
Utilities	5.5%
Telecommunication Services	5.5%
Information Technology	5.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: ProShares Trust :: Management Discussion of Fund Performance

  EET  Ultra MSCI Emerging Markets

ProShares Ultra MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 2, 2009 to May 31, 2010, the Fund had a total return of 19.02%1, compared to a total return of 18.00%2 for the index. For the period, the Fund had an average daily volume of 32,201 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Gazprom (RUB) (+73.41%), Samsung Electronics Co (+44.62%), and Vale PNA (+41.59%), while the bottom three performers in this group were Petrobras ON (–13.03%), Petrobras PN (–5.30%), and China Mobile Ltd (1.44%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Emerging Markets Fund from June 2, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/02/09)
Ultra MSCI Emerging Markets Fund	19.02%
MSCI Emerging Markets Index	18.00%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Emerging Markets Fund	2.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	137%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4.0%
China Life Insurance Co., Ltd. (ADR)	3.7%
Mechel OAO (ADR)	2.8%
Sasol Ltd. (ADR)	2.8%
AngloGold Ashanti Ltd. (ADR)	2.5%

MSCI Emerging Markets
Index – Country

% of Index
China	18.7%
Brazil	15.9%
Korea	13.3%
Other	11.8%
Taiwan	11.0%
India	8.0%
South Africa	7.4%
Russia	6.5%
Mexico	4.6%
Malaysia	2.8%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.0%
Materials	14.6%
Energy	14.3%
Information Technology	13.6%
Telecommunication Services	8.5%
Industrials	6.7%
Consumer Staples	6.5%
Consumer Discretionary	6.3%
Utilities	3.7%
Health Care	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 39

  Ultra MSCI Europe  UPV

ProShares Ultra MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Europe Index®. The MSCI Europe Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on April 27, 2010 to May 31, 2010, the Fund had a total return of –23.60%1, compared to a total return of –12.39%2 for the index. For the period, the Fund had an average daily volume of 14,159 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

As the Ultra MSCI Europe Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Europe Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 27, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	33.7%
France	15.6%
Germany	12.3%
Switzerland	12.1%
Spain	5.4%
Italy	4.5%
Sweden	4.4%
Netherlands	4.2%
Finland	1.7%
Denmark	1.6%
Belgium	1.5%
Norway	1.2%
Austria	0.5%
Greece	0.5%
Portugal	0.4%
Ireland	0.4%

MSCI Europe Index – Composition

% of Index
Financials	22.5%
Consumer Staples	12.7%
Energy	10.8%
Industrials	10.4%
Health Care	10.4%
Materials	9.7%
Consumer Discretionary	8.1%
Telecommunication Services	6.6%
Utilities	5.8%
Information Technology	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: ProShares Trust :: Management Discussion of Fund Performance

  UXJ  Ultra MSCI Pacific ex-Japan

ProShares Ultra MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Pacific ex-Japan Index®. The MSCI Pacific ex-Japan Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on April 27, 2010 to May 31, 2010, the Fund had a total return of –24.70%1, compared to a total return of –13.64%2 for the index. For the period, the Fund had an average daily volume of 4,093 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

As the Ultra MSCI Pacific ex-Japan Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Pacific ex-Japan Fund	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 27, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	202%
Futures Contracts	—
Total Exposure	202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Composition

% of Index
Financials	48.0%
Materials	17.5%
Industrials	8.2%
Consumer Staples	7.6%
Consumer Discretionary	5.2%
Energy	4.6%
Utilities	3.6%
Telecommunication Services	2.8%
Health Care	1.9%
Information Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 41

  Ultra MSCI Brazil  UBR

ProShares Ultra MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Brazil Index®. The MSCI Brazil Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on April 27, 2010 to May 31, 2010, the Fund had a total return of –20.13%1, compared to a total return of –10.62%2 for the index. For the period, the Fund had an average daily volume of 13,451 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

As the Ultra MSCI Brazil Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Brazil Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 27, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Materials	27.4%
Financials	24.0%
Energy	22.7%
Consumer Staples	8.4%
Utilities	5.2%
Consumer Discretionary	4.3%
Telecommunication Services	2.9%
Industrials	2.9%
Information Technology	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: ProShares Trust :: Management Discussion of Fund Performance

  XPP  Ultra FTSE/Xinhua China 25

ProShares Ultra FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the FTSE/Xinhua China 25 Index®. The FTSE/Xinhua China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 2, 2009 to May 31, 2010, the Fund had a total return of 0.62%1, compared to a total return of 6.59%2 for the index. For the period, the Fund had an average daily volume of 54,439 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra FTSE/Xinhua China 25 Fund from June 2, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/02/09)
Ultra FTSE/Xinhua China 25 Fund	0.62%
FTSE/Xinhua China 25 Index	6.59%

Expense Ratios**

Fund	Gross	Net
Ultra FTSE/Xinhua China 25 Fund	1.56%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	202%
Futures Contracts	—
Total Exposure	202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE/Xinhua China 25 Index – Composition

% of Index
Financial	45.6%
Energy	21.0%
Communications	18.8%
Industrial	5.3%
Consumer, Cyclical	5.0%
Basic Materials	3.5%
Utilities	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 43

  Ultra MSCI Japan  EZJ

ProShares Ultra MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Japan Index®. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group, in Japan.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 2, 2009 to May 31, 2010, the Fund had a total return of –1.33%1, compared to a total return of 3.62%2 for the index. For the period, the Fund had an average daily volume of 4,472 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Japan Fund from June 2, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/02/09)
Ultra MSCI Japan Fund	-1.33%
MSCI Japan Index	3.62%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Japan Fund	2.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	202%
Futures Contracts	—
Total Exposure	202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	19.9%
Consumer Discretionary	19.1%
Financials	17.8%
Information Technology	13.9%
Materials	8.0%
Utilities	5.7%
Health Care	5.5%
Consumer Staples	5.2%
Telecommunication Services	3.7%
Energy	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: ProShares Trust :: Management Discussion of Fund Performance

  UMX  Ultra MSCI Mexico Investable Market

ProShares Ultra MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (200%) of the daily performance of the MSCI Mexico Investable Market Index®. The MSCI Mexico Investable Market Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on April 27, 2010 to May 31, 2010, the Fund had a total return of –14.00%1, compared to a total return of –7.85%2 for the index. For the period, the Fund had an average daily volume of 860 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

As the Ultra MSCI Mexico Investable Market Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Mexico Investable Market Fund	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 27, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	37.2%
Consumer Staples	22.4%
Materials	16.1%
Consumer Discretionary	11.3%
Financials	6.7%
Industrials	6.0%
Health Care	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 45

  Ultra 7-10 Year Treasury  UST

ProShares Ultra 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 19, 2010 to May 31, 2010, the Fund had a total return of 9.59%1, compared to a total return of 4.72%2 for the index. For the period, the Fund had an average daily volume of 8,429 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

As the Ultra 7-10 Year Treasury Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra 7-10 Year Treasury Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated January 19, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	12%
Swap Agreements	184%
Futures Contracts	5%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7–10 Year U.S. Treasury Bond
Index – Composition

% of Index
7–10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: ProShares Trust :: Management Discussion of Fund Performance

  UBT  Ultra 20+ Year Treasury

ProShares Ultra 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 19, 2010 to May 31, 2010, the Fund had a total return of 15.45%1, compared to a total return of 7.90%2 for the index. For the period, the Fund had an average daily volume of 49,165 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

As the Ultra 20+ Year Treasury Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra 20+ Year Treasury Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated January 19, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	14%
Swap Agreements	181%
Futures Contracts	7%
Total Exposure	202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 47

  Short QQQ®  PSQ

ProShares Short QQQ® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –26.50%1, compared to a total return of 29.88%2 for the index. For the period, the Fund had an average daily volume of 278,579 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short QQQ® Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Short QQQ® Fund	-26.50%	-8.83%
NASDAQ-100 Index	29.88%	5.24%

Expense Ratios**

Fund	Gross	Net
Short QQQ® Fund	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-78%
Futures Contracts	-22%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.1%
Communications	25.0%
Consumer, Non-cyclical	16.4%
Consumer, Cyclical	8.5%
Industrials	3.1%
Energy	0.5%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: ProShares Trust :: Management Discussion of Fund Performance

  DOG  Short Dow30SM

ProShares Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –21.24%1, compared to a total return of 22.66%2 for the index. For the period, the Fund had an average daily volume of 442,344 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Dow30SM Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Short Dow30SM Fund	-21.24%	-2.81%
Dow Jones Industrial Average Index	22.66%	0.79%

Expense Ratios**

Fund	Gross	Net
Short Dow30SM Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-80%
Futures Contracts	-20%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.5%
Consumer, Non-cyclical	18.5%
Technology	16.3%
Consumer, Cyclical	11.3%
Financials	10.8%
Energy	10.0%
Communications	8.1%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 49

  Short S&P500®  SH

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –20.66%1, compared to a total return of 20.99%2 for the index. For the period, the Fund had an average daily volume of 2,810,563 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short S&P500® Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Short S&P500® Fund	-20.66%	-1.92%
S&P 500 Index	20.99%	-1.12%

Expense Ratios**

Fund	Gross	Net
Short S&P500® Fund	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-83%
Futures Contracts	-17%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: ProShares Trust :: Management Discussion of Fund Performance

  MYY  Short MidCap400

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –29.67%1, compared to a total return of 34.52%2 for the index. For the period, the Fund had an average daily volume of 47,497 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MidCap400 Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Short MidCap400 Fund	-29.67%	-7.31%
S&P MidCap 400 Index	34.52%	2.68%

Expense Ratios**

Fund	Gross	Net
Short MidCap400 Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Financials	19.7%
Industrials	17.6%
Consumer, Cyclical	13.5%
Technology	7.7%
Utilities	6.0%
Communications	5.2%
Energy	5.1%
Basic Materials	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 51

  Short SmallCap600  SBB

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –30.95%1, compared to a total return of 34.95%2 for the index. For the period, the Fund had an average daily volume of 30,327 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short SmallCap600 Fund from January 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/23/07)
Short SmallCap600 Fund	-30.95%	-5.81%
S&P SmallCap 600 Index	34.95%	-2.46%

Expense Ratios**

Fund	Gross	Net
Short SmallCap600 Fund	1.45%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-97%
Futures Contracts	-3%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	19.1%
Industrials	18.2%
Financials	17.9%
Consumer, Cyclical	17.9%
Technology	10.8%
Communications	5.4%
Energy	4.3%
Utilities	3.6%
Basic Materials	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: ProShares Trust :: Management Discussion of Fund Performance

  RWM  Short Russell2000

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –30.72%1, compared to a total return of 33.64%2 for the index. For the period, the Fund had an average daily volume of 376,730 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Russell2000 Fund from January 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/23/07)
Short Russell2000 Fund	-30.72%	-6.41%
Russell 2000 Index	33.64%	-3.63%

Expense Ratios**

Fund	Gross	Net
Short Russell2000 Fund	1.14%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-74%
Futures Contracts	-26%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	20.4%
Consumer, Cyclical	15.4%
Industrials	14.3%
Technology	9.8%
Communications	7.6%
Energy	4.1%
Basic Materials	3.8%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 53

  UltraShort QQQ®  QID

ProShares UltraShort QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –47.57%1, compared to a total return of 29.88%2 for the index. For the period, the Fund had an average daily volume of 19,235,657 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort QQQ® Fund from July 11, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (7/11/06)
UltraShort QQQ® Fund	-47.57%	-25.54%
NASDAQ-100 Index	29.88%	5.61%

Expense Ratios**

Fund	Gross	Net
UltraShort QQQ® Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-171%
Futures Contracts	-29%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.1%
Communications	25.0%
Consumer, Non-cyclical	16.4%
Consumer, Cyclical	8.5%
Industrials	3.1%
Energy	0.5%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: ProShares Trust :: Management Discussion of Fund Performance

  DXD  UltraShort Dow30SM

ProShares UltraShort Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –39.25%1, compared to a total return of 22.66%2 for the index. For the period, the Fund had an average daily volume of 5,897,877 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow30SM Fund from July 11, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (7/11/06)
UltraShort Dow30SM Fund	-39.25%	-12.40%
Dow Jones Industrial Average Index	22.66%	0.32%

Expense Ratios**

Fund	Gross	Net
UltraShort Dow30SM Fund	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-180%
Futures Contracts	-20%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.5%
Consumer, Non-cyclical	18.5%
Technology	16.3%
Consumer, Cyclical	11.3%
Financials	10.8%
Energy	10.0%
Communications	8.1%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 55

  UltraShort S&P500®  SDS

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –38.71%1, compared to a total return of 20.99%2 for the index. For the period, the Fund had an average daily volume of 39,735,853 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort S&P500® Fund from July 11, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (7/11/06)
UltraShort S&P500® Fund	-38.71%	-11.26%
S&P 500 Index	20.99%	-1.82%

Expense Ratios**

Fund	Gross	Net
UltraShort S&P500® Fund	0.91%	0.91%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-184%
Futures Contracts	-16%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: ProShares Trust :: Management Discussion of Fund Performance

  TWQ  UltraShort Russell3000

ProShares UltraShort Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. The Index provides exhaustive coverage of the U.S. equity market by targeting around 98% of free float-adjusted market capitalization in the U.S.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on June 30, 2009 to May 31, 2010, the Fund had a total return of –40.38%1, compared to a total return of 22.78%2 for the index. For the period, the Fund had an average daily volume of 2,475 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell3000 Fund from June 30, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (6/30/09)
UltraShort Russell3000 Fund	-40.38%
Russell 3000 Index	22.78%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell3000 Fund	1.90%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.90%
Financials	15.90%
Technology	12.60%
Industrials	11.40%
Communications	10.70%
Energy	10.20%
Consumer, Cyclical	10.10%
Utilities	3.60%
Basic Materials	3.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 57

  UltraShort MidCap400  MZZ

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –52.43%1, compared to a total return of 34.52%2 for the index. For the period, the Fund had an average daily volume of 297,528 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MidCap400 Fund from July 11, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (7/11/06)
UltraShort MidCap400 Fund	-52.43%	-21.66%
S&P MidCap 400 Index	34.52%	1.76%

Expense Ratios**

Fund	Gross	Net
UltraShort MidCap400 Fund	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Financials	19.7%
Industrials	17.6%
Consumer, Cyclical	13.5%
Technology	7.7%
Utilities	6.0%
Communications	5.2%
Energy	5.1%
Basic Materials	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: ProShares Trust :: Management Discussion of Fund Performance

  SDD  UltraShort SmallCap600

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –54.56%1, compared to a total return of 34.95%2 for the index. For the period, the Fund had an average daily volume of 61,326 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort SmallCap600 Fund from January 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/23/07)
UltraShort SmallCap600 Fund	-54.56%	-21.47%
S&P SmallCap 600 Index	34.95%	-2.46%

Expense Ratios**

Fund	Gross	Net
UltraShort SmallCap600 Fund	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-194%
Futures Contracts	-6%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	19.1%
Industrials	18.2%
Financials	17.9%
Consumer, Cyclical	17.9%
Technology	10.8%
Communications	5.4%
Energy	4.3%
Utilities	3.6%
Basic Materials	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 59

  UltraShort Russell2000  TWM

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –54.56%1, compared to a total return of 33.64%2 for the index. For the period, the Fund had an average daily volume of 6,324,007 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Fund from January 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/23/07)
UltraShort Russell2000 Fund	-54.56%	-23.66%
Russell 2000 Index	33.64%	-3.63%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell2000 Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-172%
Futures Contracts	-28%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	20.4%
Consumer, Cyclical	15.4%
Industrials	14.3%
Technology	9.8%
Communications	7.6%
Energy	4.1%
Basic Materials	3.8%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: ProShares Trust :: Management Discussion of Fund Performance

  SQQQ  UltraPro Short QQQ®

ProShares UltraPro Short QQQ® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of –22.73%1, compared to a total return of 5.90%2 for the index. For the period, the Fund had an average daily volume of 208,537 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

As the UltraPro Short QQQ® Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro Short QQQ® Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-276%
Futures Contracts	-24%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.1%
Communications	25.0%
Consumer, Non-cyclical	16.4%
Consumer, Cyclical	8.5%
Industrials	3.1%
Energy	0.5%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 61

  UltraPro Short Dow30SM  SDOW

ProShares UltraPro Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of –10.18%1, compared to a total return of 1.71%2 for the index. For the period, the Fund had an average daily volume of 51,468 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

As the UltraPro Short Dow30SM Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro Short Dow30SM Fund	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-275%
Futures Contracts	-25%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.5%
Consumer, Non-cyclical	18.5%
Technology	16.3%
Consumer, Cyclical	11.3%
Financials	10.8%
Energy	10.0%
Communications	8.1%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: ProShares Trust :: Management Discussion of Fund Performance

  SPXU  UltraPro Short S&P500®

ProShares UltraPro Short S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –300% of the daily return of the index. From inception on June 23, 2009 to May 31, 2010, the Fund had a total return of –56.70%1, compared to a total return of 24.06%2 for the index. For the period, the Fund had an average daily volume of 3,656,474 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Short S&P500® Fund from June 23, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (6/23/09)
UltraPro Short S&P500® Fund	-56.70%
S&P 500 Index	24.06%

Expense Ratios**

Fund	Gross	Net
UltraPro Short S&P500® Fund	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-281%
Futures Contracts	-19%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 63

  UltraPro Short MidCap400  SMDD

ProShares UltraPro Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of –30.60%1, compared to a total return of 9.29%2 for the index. For the period, the Fund had an average daily volume of 14,761 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

As the UltraPro Short MidCap400 Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro Short MidCap400 Fund	1.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-265%
Futures Contracts	-36%
Total Exposure	-301%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Financials	19.7%
Industrials	17.6%
Consumer, Cyclical	13.5%
Technology	7.7%
Utilities	6.0%
Communications	5.2%
Energy	5.1%
Basic Materials	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: ProShares Trust :: Management Discussion of Fund Performance

  SRTY  UltraPro Short Russell2000

ProShares UltraPro Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –300% of the daily return of the index. From inception on February 9, 2010 to May 31, 2010, the Fund had a total return of –37.18%1, compared to a total return of 11.60%2 for the index. For the period, the Fund had an average daily volume of 153,837 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

As the UltraPro Short Russell2000 Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraPro Short Russell2000 Fund	1.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated February 9, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-276%
Futures Contracts	-24%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	20.4%
Consumer, Cyclical	15.4%
Industrials	14.3%
Technology	9.8%
Communications	7.6%
Energy	4.1%
Basic Materials	3.8%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 65

  UltraShort Russell1000 Value  SJF

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –42.74%1, compared to a total return of 22.97%2 for the index. For the period, the Fund had an average daily volume of 11,158 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Value Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Value Fund	-42.74%	-7.20%
Russell 1000 Value Index	22.97%	-8.99%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell1000 Value Fund	1.45%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	26.0%
Energy	17.5%
Consumer, Non-cyclical	13.4%
Communications	11.6%
Industrials	11.5%
Utilities	6.4%
Consumer, Cyclical	6.1%
Basic Materials	3.7%
Technology	3.7%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: ProShares Trust :: Management Discussion of Fund Performance

  SFK  UltraShort Russell1000 Growth

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –38.86%1, compared to a total return of 21.59%2 for the index. For the period, the Fund had an average daily volume of 11,462 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Growth Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Growth Fund	-38.86%	-9.49%
Russell 1000 Growth Index	21.59%	-3.67%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell1000 Growth Fund	1.38%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.5%
Technology	22.2%
Consumer, Cyclical	13.1%
Industrials	10.8%
Communications	10.4%
Financials	4.9%
Energy	4.1%
Basic Materials	3.3%
Utilities	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 67

  UltraShort Russell MidCap Value  SJL

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –56.07%1, compared to a total return of 37.62%2 for the index. For the period, the Fund had an average daily volume of 5,543 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell MidCap Value Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell MidCap Value Fund	-56.07%	-14.84%
Russell Midcap Value Index	37.62%	-6.43%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell MidCap Value Fund	2.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	29.0%
Consumer, Non-cyclical	12.2%
Industrials	11.7%
Utilities	10.1%
Consumer, Cyclical	9.6%
Energy	8.8%
Communications	7.1%
Basic Materials	6.6%
Technology	4.7%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: ProShares Trust :: Management Discussion of Fund Performance

  SDK  UltraShort Russell MidCap Growth

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –49.14%1, compared to a total return of 30.14%2 for the index. For the period, the Fund had an average daily volume of 9,643 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell MidCap Growth Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell MidCap Growth Fund	-49.14%	-16.15%
Russell Midcap Growth Index	30.14%	-3.97%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell MidCap Growth Fund	1.73%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Technology	17.2%
Consumer, Cyclical	16.3%
Industrials	15.9%
Financials	7.7%
Communications	6.3%
Energy	5.5%
Basic Materials	3.5%
Utilities	2.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 69

  UltraShort Russell2000 Value  SJH

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –57.42%1, compared to a total return of 36.63%2 for the index. For the period, the Fund had an average daily volume of 24,350 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Value Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Value Fund	-57.42%	-21.94%
Russell 2000 Value Index	36.63%	-6.65%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell2000 Value Fund	1.46%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	34.4%
Industrials	16.2%
Consumer, Cyclical	13.5%
Consumer, Non-cyclical	10.4%
Utilities	5.8%
Basic Materials	5.7%
Technology	4.8%
Energy	4.8%
Communications	4.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

70 :: ProShares Trust :: Management Discussion of Fund Performance

  SKK  UltraShort Russell2000 Growth

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –51.35%1, compared to a total return of 30.55%2 for the index. For the period, the Fund had an average daily volume of 33,112 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Growth Fund from February 20, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Growth Fund	-51.35%	-20.59%
Russell 2000 Growth Index	30.55%	-3.93%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell2000 Growth Fund	1.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	33.4%
Consumer, Cyclical	17.6%
Technology	15.3%
Industrials	12.2%
Communications	11.3%
Financials	5.0%
Energy	3.3%
Basic Materials	1.6%
Utilities	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 71

  Short Basic Materials  SBM

ProShares Short Basic Materials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on March 16, 2010 to May 31, 2010, the Fund had a total return of 6.86%1, compared to a total return of –8.54%2 for the index. For the period, the Fund had an average daily volume of 2,716 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

As the Short Basic Materials Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Short Basic Materials Fund	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 16, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	52.6%
Industrial Metals	25.8%
Mining	18.3%
Forestry and Paper	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

72 :: ProShares Trust :: Management Discussion of Fund Performance

  SEF  Short Financials

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –26.06%1, compared to a total return of 23.64%2 for the index. For the period, the Fund had an average daily volume of 100,493 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Financials Fund from June 10, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/10/08)
Short Financials Fund	-26.06%	-21.17%
Dow Jones U.S. Financials Index	23.64%	-15.15%
S&P 500 Index	20.99%	-8.47%

Expense Ratios**

Fund	Gross	Net
Short Financials Fund	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	41.2%
General Financial	23.7%
Nonlife Insurance	14.9%
Real Estate Investment Trusts	13.5%
Life Insurance	5.9%
Real Estate Investment & Services	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 73

  Short KBW Regional Banking  KRS

ProShares Short KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the KBW Regional Banking IndexSM. KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on April 20, 2010 to May 31, 2010, the Fund had a total return of 9.25%1, compared to a total return of –10.38%2 for the index. For the period, the Fund had an average daily volume of 139,343 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

As the Short KBW Regional Banking Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Short KBW Regional Banking Fund	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 20, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

74 :: ProShares Trust :: Management Discussion of Fund Performance

  DDG  Short Oil & Gas

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –8.59%1, compared to a total return of 2.19%2 for the index. For the period, the Fund had an average daily volume of 9,220 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas Fund from June 10, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/10/08)
Short Oil & Gas Fund	-8.59%	1.50%
Dow Jones U.S. Oil & Gas Index	2.19%	-20.01%
S&P 500 Index	20.99%	-8.47%

Expense Ratios**

Fund	Gross	Net
Short Oil & Gas Fund	1.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	77.4%
Oil Equipment, Services and Distribution	22.0%
Alternative Energy	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 75

  Short Real Estate  REK

ProShares Short Real Estate seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on March 16, 2010 to May 31, 2010, the Fund had a total return of –3.72%1, compared to a total return of 0.82%2 for the index. For the period, the Fund had an average daily volume of 6,256 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

As the Short Real Estate Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Short Real Estate Fund	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 16, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-99%
Futures Contracts	—
Total Exposure	-99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

76 :: ProShares Trust :: Management Discussion of Fund Performance

  SMN  UltraShort Basic Materials

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –55.30%1, compared to a total return of 29.15%2 for the index. For the period, the Fund had an average daily volume of 934,363 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Basic Materials Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Basic Materials Fund	-55.30%	-39.15%
Dow Jones U.S. Basic Materials Index	29.15%	0.52%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Basic Materials Fund	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	52.6%
Industrial Metals	25.8%
Mining	18.3%
Forestry and Paper	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 77

  UltraShort Consumer Goods  SZK

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –38.26%1, compared to a total return of 22.31%2 for the index. For the period, the Fund had an average daily volume of 12,239 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Goods Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Goods Fund	-38.26%	-8.39%
Dow Jones U.S. Consumer Goods Index	22.31%	-0.06%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Consumer Goods Fund	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Household Goods	22.1%
Beverages	21.3%
Food Producers	20.4%
Tobacco	12.6%
Personal Goods	12.2%
Automobile and Parts	8.0%
Leisure Goods	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

78 :: ProShares Trust :: Management Discussion of Fund Performance

  SCC  UltraShort Consumer Services

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –51.78%1, compared to a total return of 35.47%2 for the index. For the period, the Fund had an average daily volume of 72,219 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Services Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Services Fund	-51.78%	-12.16%
Dow Jones U.S. Consumer Services Index	35.47%	-3.16%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Consumer Services Fund	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	43.3%
Media	25.3%
Travel and Leisure	19.1%
Food and Drug Retailers	12.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 79

  UltraShort Financials  SKF

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –48.97%1, compared to a total return of 23.64%2 for the index. For the period, the Fund had an average daily volume of 20,020,050 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Financials Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Financials Fund	-48.97%	-29.63%
Dow Jones U.S. Financials Index	23.64%	-19.37%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Financials Fund	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	41.2%
General Financial	23.7%
Nonlife Insurance	14.9%
Real Estate Investment Trusts	13.5%
Life Insurance	5.9%
Real Estate Investment & Services	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

80 :: ProShares Trust :: Management Discussion of Fund Performance

  RXD  UltraShort Health Care

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –30.66%1, compared to a total return of 15.61%2 for the index. For the period, the Fund had an average daily volume of 7,830 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Health Care Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Health Care Fund	-30.66%	-4.98%
Dow Jones U.S. Health Care Index	15.61%	-2.10%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Health Care Fund	1.78%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	61.2%
Health Care Equipment and Services	38.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 81

  UltraShort Industrials  SIJ

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –52.34%1, compared to a total return of 33.38%2 for the index. For the period, the Fund had an average daily volume of 51,134 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Industrials Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Industrials Fund	-52.34%	-16.45%
Dow Jones U.S. Industrials Index	33.38%	-3.10%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Industrials Fund	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	23.1%
Aerospace and Defense	17.4%
Industrial Engineering	14.6%
Support Services	13.5%
Industrial Transportation	13.2%
Electronic & Electrical Equipment	11.5%
Construction and Materials	6.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

82 :: ProShares Trust :: Management Discussion of Fund Performance

  BIS  UltraShort Nasdaq Biotechnology

ProShares UltraShort Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ Biotechnology Index®. The NASDAQ Biotechnology Index® is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on April 7, 2010 to May 31, 2010, the Fund had a total return of 24.32%1, compared to a total return of –11.83%2 for the index. For the period, the Fund had an average daily volume of 3,193 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

As the UltraShort Nasdaq Biotechnology Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraShort Nasdaq Biotechnology Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 6, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Consumer, Non-cyclical	99.9%
Consumer, Cyclical	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 83

  UltraShort Oil & Gas  DUG

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –20.30%1, compared to a total return of 2.19%2 for the index. For the period, the Fund had an average daily volume of 1,396,868 and an average daily statistical correlation of over 0.99 to twice the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Oil & Gas Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Oil & Gas Fund	-20.30%	-33.39%
Dow Jones U.S. Oil & Gas Index	2.19%	-1.32%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Oil & Gas Fund	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	77.4%
Oil Equipment, Services and Distribution	22.0%
Alternative Energy	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

84 :: ProShares Trust :: Management Discussion of Fund Performance

  SRS  UltraShort Real Estate

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –71.90%1, compared to a total return of 55.54%2 for the index. For the period, the Fund had an average daily volume of 5,634,294 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Real Estate Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Real Estate Fund	-71.90%	-52.04%
Dow Jones U.S. Real Estate Index	55.54%	-11.87%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Real Estate Fund	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 85

  UltraShort Semiconductors  SSG

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –57.47%1, compared to a total return of 36.04%2 for the index. For the period, the Fund had an average daily volume of 302,628 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Semiconductors Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Semiconductors Fund	-57.47%	-26.14%
Dow Jones U.S. Semiconductors Index	36.04%	-2.35%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Semiconductors Fund	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

86 :: ProShares Trust :: Management Discussion of Fund Performance

  REW  UltraShort Technology

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –48.33%1, compared to a total return of 30.61%2 for the index. For the period, the Fund had an average daily volume of 105,459 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Technology Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Technology Fund	-48.33%	-21.12%
Dow Jones U.S. Technology Index	30.61%	0.95%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Technology Fund	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	57.8%
Software and Computer Services	42.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 87

  UltraShort Telecommunications  TLL

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –32.03%1, compared to a total return of 14.38%2 for the index. For the period, the Fund had an average daily volume of 5,493 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Telecommunications Fund from March 25, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (3/25/08)
UltraShort Telecommunications Fund	-32.03%	-26.82%
Dow Jones U.S. Select Telecommunications Index	14.38%	-4.04%
S&P 500 Index	20.99%	-7.32%

Expense Ratios**

Fund	Gross	Net
UltraShort Telecommunications Fund	1.73%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	90.6%
Mobile Telecommunications	9.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

88 :: ProShares Trust :: Management Discussion of Fund Performance

  SDP  UltraShort Utilities

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –30.14%1, compared to a total return of 14.11%2 for the index. For the period, the Fund had an average daily volume of 12,817 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Utilities Fund from January 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (1/30/07)
UltraShort Utilities Fund	-30.14%	-8.56%
Dow Jones U.S. Utilities Index	14.11%	-3.74%
S&P 500 Index	20.99%	-5.76%

Expense Ratios**

Fund	Gross	Net
UltraShort Utilities Fund	1.49%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	71.7%
Gas, Water & Multi Utilities	28.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 89

  Short MSCI EAFE  EFZ

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –12.23%1, compared to a total return of 7.07%2 for the index. For the period, the Fund had an average daily volume of 56,939 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI EAFE Fund from October 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10***

Fund	One Year	Since Inception (10/23/07)
Short MSCI EAFE Fund	-12.23%	3.62%
MSCI EAFE Index	7.07%	-15.16%

Expense Ratios**

Fund	Gross	Net
Short MSCI EAFE Fund	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-99%
Futures Contracts	—
Total Exposure	-99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.7%
United Kingdom	21.5%
France	9.9%
Australia	8.3%
Germany	7.8%
Switzerland	7.7%
Spain	3.5%
Italy	2.9%
Sweden	2.8%
Netherlands	2.7%
Hong Kong	2.5%
Singapore	1.6%
Finland	1.1%
Denmark	1.0%
Belgium	1.0%
Norway	0.7%
Austria	0.3%
Greece	0.3%
Portugal	0.3%
Ireland	0.3%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	24.5%
Industrials	12.3%
Materials	10.2%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Health Care	8.6%
Energy	7.7%
Utilities	5.5%
Telecommunication Services	5.5%
Information Technology	5.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

90 :: ProShares Trust :: Management Discussion of Fund Performance

  EUM  Short MSCI Emerging Markets

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –22.40%1, compared to a total return of 21.45%2 for the index. For the period, the Fund had an average daily volume of 130,511 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10***

Fund	One Year	Since Inception (10/30/07)
Short MSCI Emerging Markets Fund	-22.40%	-15.84%
MSCI Emerging Markets Index	21.45%	-11.23%

Expense Ratios**

Fund	Gross	Net
Short MSCI Emerging Markets Fund	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	18.7%
Brazil	15.9%
Korea	13.3%
Other	11.8%
Taiwan	11.0%
India	8.0%
South Africa	7.4%
Russia	6.5%
Mexico	4.6%
Malaysia	2.8%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.0%
Materials	14.6%
Energy	14.3%
Information Technology	13.6%
Telecommunication Services	8.5%
Industrials	6.7%
Consumer Staples	6.5%
Consumer Discretionary	6.3%
Utilities	3.7%
Health Care	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 91

  Short FTSE/Xinhua China 25  YXI

ProShares Short FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the FTSE/Xinhua China 25 Index®. The FTSE/Xinhua China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on March 16, 2010 to May 31, 2010, the Fund had a total return of 1.10%1, compared to a total return of –2.03%2 for the index. For the period, the Fund had an average daily volume of 8,999 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

As the Short FTSE/Xinhua China 25 Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Short FTSE/Xinhua China 25 Fund	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 16, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-99%
Futures Contracts	—
Total Exposure	-99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE/Xinhua China 25 Index – Composition

% of Index
Financials	45.6%
Energy	21.0%
Communications	18.8%
Industrials	5.3%
Consumer, Cyclical	5.0%
Basic Materials	3.5%
Utilities	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

92 :: ProShares Trust :: Management Discussion of Fund Performance

  EFU  UltraShort MSCI EAFE

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –27.40%1, compared to a total return of 7.07%2 for the index. For the period, the Fund had an average daily volume of 54,234 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI EAFE Fund from October 23, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10***

Fund	One Year	Since Inception (10/23/07)
UltraShort MSCI EAFE Fund	-27.40%	-7.71%
MSCI EAFE Index	7.07%	-15.16%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI EAFE Fund	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-197%
Futures Contracts	—
Total Exposure	-197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.7%
United Kingdom	21.5%
France	9.9%
Australia	8.3%
Germany	7.8%
Switzerland	7.7%
Spain	3.5%
Italy	2.9%
Sweden	2.8%
Netherlands	2.7%
Hong Kong	2.5%
Singapore	1.6%
Finland	1.1%
Denmark	1.0%
Belgium	1.0%
Norway	0.7%
Austria	0.3%
Greece	0.3%
Portugal	0.3%
Ireland	0.3%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	24.5%
Industrials	12.3%
Materials	10.2%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Health Care	8.6%
Energy	7.7%
Utilities	5.5%
Telecommunication Services	5.5%
Information Technology	5.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 93

  UltraShort MSCI Emerging Markets  EEV

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –45.47%1, compared to a total return of 21.45%2 for the index. For the period, the Fund had an average daily volume of 757,083 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10***

Fund	One Year	Since Inception (10/30/07)
UltraShort MSCI Emerging Markets Fund	-45.47%	-49.66%
MSCI Emerging Markets Index	21.45%	-11.23%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Emerging Markets Fund	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	18.7%
Brazil	15.9%
Korea	13.3%
Other	11.8%
Taiwan	11.0%
India	8.0%
South Africa	7.4%
Russia	6.5%
Mexico	4.6%
Malaysia	2.8%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.0%
Materials	14.6%
Energy	14.3%
Information Technology	13.6%
Telecommunication Services	8.5%
Industrials	6.7%
Consumer Staples	6.5%
Consumer Discretionary	6.3%
Utilities	3.7%
Health Care	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

94 :: ProShares Trust :: Management Discussion of Fund Performance

  EPV  UltraShort MSCI Europe

ProShares UltraShort MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Europe Index®. The MSCI Europe Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on June 16, 2009 to May 31, 2010, the Fund had a total return of –33.13%1, compared to a total return of 6.76%2 for the index. For the period, the Fund had an average daily volume of 195,453 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Europe Fund from June 16, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/16/09)
UltraShort MSCI Europe Fund	-33.13%
MSCI Europe Index	6.76%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Europe Fund	3.29%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	33.7%
France	15.6%
Germany	12.3%
Switzerland	12.1%
Spain	5.4%
Italy	4.5%
Sweden	4.4%
Netherlands	4.2%
Finland	1.7%
Denmark	1.6%
Belgium	1.5%
Norway	1.2%
Austria	0.5%
Greece	0.5%
Portugal	0.4%
Ireland	0.4%

MSCI Europe Index – Composition

% of Index
Financials	22.5%
Consumer Staples	12.7%
Energy	10.8%
Industrials	10.4%
Health Care	10.4%
Materials	9.7%
Consumer Discretionary	8.1%
Telecommunication Services	6.6%
Utilities	5.8%
Information Technology	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 95

  UltraShort MSCI Pacific ex-Japan  JPX

ProShares UltraShort MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Pacific ex-Japan Index®. The MSCI Pacific ex-Japan Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on June 16, 2009 to May 31, 2010, the Fund had a total return of –47.40%1, compared to a total return of 21.93%2 for the index. For the period, the Fund had an average daily volume of 10,413 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Pacific ex-Japan Fund from June 16, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/16/09)
UltraShort MSCI Pacific ex-Japan Fund	-47.40%
MSCI Pacific ex-Japan Index	21.93%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Pacific ex-Japan Fund	5.14%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	66.3%
Hong Kong	19.8%
Singapore	13.1%
New Zealand	0.8%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	48.0%
Materials	17.5%
Industrials	8.2%
Consumer Staples	7.6%
Consumer Discretionary	5.2%
Energy	4.6%
Utilities	3.6%
Telecommunication Services	2.8%
Health Care	1.9%
Information Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

96 :: ProShares Trust :: Management Discussion of Fund Performance

  BZQ  UltraShort MSCI Brazil

ProShares UltraShort MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Brazil Index®. The MSCI Brazil Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on June 16, 2009 to May 31, 2010, the Fund had a total return of –54.32%1, compared to a total return of 22.50%2 for the index. For the period, the Fund had an average daily volume of 75,287 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Brazil Fund from June 16, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/16/09)
UltraShort MSCI Brazil Fund	-54.32%
MSCI Brazil Index	22.50%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Brazil Fund	3.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Materials	27.4%
Financials	24.0%
Energy	22.7%
Consumer Staples	8.4%
Utilities	5.2%
Consumer Discretionary	4.3%
Telecommunication Services	2.9%
Industrials	2.9%
Information Technology	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 97

  UltraShort FTSE/Xinhua China 25  FXP

ProShares UltraShort FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the FTSE/Xinhua China 25 Index®. The FTSE/Xinhua China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –38.11%1, compared to a total return of 10.49%2 for the index. For the period, the Fund had an average daily volume of 1,131,983 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort FTSE/Xinhua China 25 Fund from November 6, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10***

Fund	One Year	Since Inception (11/06/07)
UltraShort FTSE/Xinhua China 25 Fund	-38.11%	-55.92%
FTSE/Xinhua China 25 Index	10.49%	-15.37%

Expense Ratios**

Fund	Gross	Net
UltraShort FTSE/Xinhua China 25 Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-197%
Futures Contracts	—
Total Exposure	-197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE/Xinhua China 25 Index – Composition

% of Index
Financials	45.6%
Energy	21.0%
Communications	18.8%
Industrials	5.3%
Consumer, Cyclical	5.0%
Basic Materials	3.5%
Utilities	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

98 :: ProShares Trust :: Management Discussion of Fund Performance

  EWV  UltraShort MSCI Japan

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Japan Index®. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group, in Japan.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –16.36%1, compared to a total return of 4.82%2 for the index. For the period, the Fund had an average daily volume of 11,271 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Japan Fund from November 6, 2007 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10***

Fund	One Year	Since Inception (11/06/07)
UltraShort MSCI Japan Fund	-16.36%	-7.33%
MSCI Japan Index	4.82%	-11.96%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Japan Fund	1.82%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-196%
Futures Contracts	—
Total Exposure	-196%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	19.9%
Consumer Discretionary	19.1%
Financials	17.8%
Information Technology	13.9%
Materials	8.0%
Utilities	5.7%
Health Care	5.5%
Consumer Staples	5.2%
Telecommunication Services	3.7%
Energy	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 99

  UltraShort MSCI Mexico Investable Market  SMK

ProShares UltraShort MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Mexico Investable Market Index®. The MSCI Mexico Investable Market Index® is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on June 16, 2009 to May 31, 2010, the Fund had a total return of –60.20%1, compared to a total return of 37.03%2 for the index. For the period, the Fund had an average daily volume of 7,320 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Mexico Investable Market Fund from June 16, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10***

Fund	Since Inception (6/16/09)
UltraShort MSCI Mexico Investable Market Fund	-60.20%
MSCI Mexico Investable Market Index	37.03%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Mexico Investable Market Fund	2.44%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

***Fund and index performance returns disclosed reflect market activity through May 28, 2010, the last U.S. trading day of the period.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	37.2%
Consumer Staples	22.4%
Materials	16.1%
Consumer Discretionary	11.3%
Financials	6.7%
Industrials	6.0%
Health Care	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

100 :: ProShares Trust :: Management Discussion of Fund Performance

  TBF  Short 20+ Year Treasury

ProShares Short 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments that correspond to the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on August 18, 2009 to May 31, 2010, the Fund had a total return of –9.10%1, compared to a total return of 7.90%2 for the index. For the period, the Fund had an average daily volume of 181,756 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short 20+ Year Treasury Fund from August 18, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (8/18/09)
Short 20+ Year Treasury Fund	-9.10%
Barclays Capital 20+ Year U.S. Treasury Bond Index	5.92%

Expense Ratios**

Fund	Gross	Net
Short 20+ Year Treasury Fund	2.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-97%
Futures Contracts	-5%
Total Exposure	-102%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 101

  UltraShort 7-10 Year Treasury  PST

ProShares UltraShort 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –17.56%1, compared to a total return of 6.04%2 for the index. For the period, the Fund had an average daily volume of 145,388 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 7-10 Year Treasury Fund from April 29, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (4/29/08)
UltraShort 7-10 Year Treasury Fund	-17.56%	-17.51%
Barclays Capital 7-10 Year U.S. Treasury Bond Index	6.04%	6.26%

Expense Ratios**

Fund	Gross	Net
UltraShort 7-10 Year Treasury Fund	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-194%
Futures Contracts	-7%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7-10 Year U.S. Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

102 :: ProShares Trust :: Management Discussion of Fund Performance

  TBT  UltraShort 20+ Year Treasury

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –23.55%1, compared to a total return of 6.87%2 for the index. For the period, the Fund had an average daily volume of 7,064,676 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 20+ Year Treasury Fund from April 29, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (4/29/08)
UltraShort 20+ Year Treasury Fund	-23.55%	-23.30%
Barclays Capital 20+ Year U.S. Treasury Bond Index	6.87%	6.10%

Expense Ratios**

Fund	Gross	Net
UltraShort 20+ Year Treasury Fund	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-196%
Futures Contracts	-7%
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 103

  Credit Suisse 130/30  CSM

ProShares Credit Suisse 130/30 seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index. The Credit Suisse 130/30 Large Cap Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The design intends to provide an indexed representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not guarantee, of incremental risk-adjusted outperformance as compared to the Universe.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar return characteristics as 100% of the return of the index. From inception on July 13, 2009 to May 31, 2010, the Fund had a total return of 25.08%1, compared to a total return of 26.31%2 for the index. For the period, the Fund had an average daily volume of 20,124 and an average daily statistical correlation of over 0.99 to the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Computer Inc (+89.35%), Bank of America Corp (+40.05%), and Hewlett-Packard Co (+34.88%), while the bottom three performers in this group were Exxon Mobil Corp (–10.59%), AT&T Inc (+4.52%), and JP Morgan Chase & Co (+7.79%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Credit Suisse 130/30 Fund from July 13, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (7/13/09)
Credit Suisse 130/30 Fund	25.08%
Credit Suisse 130/30 Large Cap Index	26.31%
S&P 500 Index	26.84%

Expense Ratios**

Fund	Gross	Net
Credit Suisse 130/30 Fund	1.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	32%
Swap Agreements (Short)	-30%
Futures Contracts	—
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.0%
Apple, Inc.	2.0%
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.5%
AT&T, Inc.	1.4%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-cyclical	25.7%
Financials	15.2%
Technology	13.5%
Communications	12.9%
Consumer, Cyclical	9.2%
Energy	8.0%
Industrials	7.4%
Utilities	6.3%
Basic Materials	1.4%
Diversified	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

104 :: ProShares Trust :: Management Discussion of Fund Performance

Expense Examples

Expense Examples (Unaudited) :: ProShares Trust :: 105

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2010.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2010.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,076.90	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Dow30SM
Actual	$1,000.00	$967.30	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P500®
Actual	$1,000.00	$986.00	$4.51	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
Ultra Russell3000
Actual	$1,000.00	$1,026.80	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,224.00	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,301.30	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,278.60	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro QQQ® (b)
Actual	$1,000.00	$1,136.40	$3.09	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

106 :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Dow30SM (b)
Actual	$1,000.00	$1,018.60	$2.92	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro S&P500®
Actual	$1,000.00	$957.00	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro MidCap400 (b)
Actual	$1,000.00	$1,238.80	$3.23	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Russell2000 (b)
Actual	$1,000.00	$1,305.30	$3.33	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,021.10	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$995.40	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,197.90	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,170.90	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,298.00	$5.44	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,255.00	$5.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Basic Materials
Actual	$1,000.00	$952.10	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,018.00	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,211.00	$5.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Financials
Actual	$1,000.00	$1,012.40	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: 107

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Health Care
Actual	$1,000.00	$910.00	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Industrials
Actual	$1,000.00	$1,121.90	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra KBW Regional Banking (e)
Actual	$1,000.00	$785.50	$0.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Nasdaq Biotechnology (d)
Actual	$1,000.00	$767.80	$1.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$826.70	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,321.00	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,196.60	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Technology
Actual	$1,000.00	$1,020.10	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,132.60	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Utilities
Actual	$1,000.00	$983.50	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$753.30	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$859.50	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Europe (f)
Actual	$1,000.00	$764.00	$0.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Pacific ex-Japan (f)
Actual	$1,000.00	$753.00	$0.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

108 :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Brazil (f)
Actual	$1,000.00	$798.70	$0.80	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra FTSE/Xinhua China 25
Actual	$1,000.00	$801.10	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$993.10	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Mexico Investable Market (f)
Actual	$1,000.00	$860.00	$0.82	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 7-10 Year Treasury (a)
Actual	$1,000.00	$1,095.90	$3.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 20+ Year Treasury (a)
Actual	$1,000.00	$1,154.50	$3.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short QQQ®
Actual	$1,000.00	$928.20	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Dow30SM
Actual	$1,000.00	$990.00	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short S&P500®
Actual	$1,000.00	$976.10	$4.48	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
Short MidCap400
Actual	$1,000.00	$868.90	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short SmallCap600
Actual	$1,000.00	$835.40	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Russell2000
Actual	$1,000.00	$840.00	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort QQQ®
Actual	$1,000.00	$848.00	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$970.80	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: 109

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort S&P500®
Actual	$1,000.00	$941.20	$4.40	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
UltraShort Russell3000
Actual	$1,000.00	$899.00	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MidCap400
Actual	$1,000.00	$742.10	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$682.80	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000
Actual	$1,000.00	$687.40	$4.00	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short QQQ® (b)
Actual	$1,000.00	$772.70	$2.56	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Dow30SM (b)
Actual	$1,000.00	$898.20	$2.74	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$895.10	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short MidCap400 (b)
Actual	$1,000.00	$694.00	$2.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Russell2000 (b)
Actual	$1,000.00	$628.20	$2.35	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$894.40	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$936.60	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$745.80	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$776.10	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

110 :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell2000 Value
Actual	$1,000.00	$669.00	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$709.10	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Basic Materials (c)
Actual	$1,000.00	$1,068.60	$2.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Financials
Actual	$1,000.00	$941.20	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short KBW Regional Banking (e)
Actual	$1,000.00	$1,092.50	$1.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Oil & Gas
Actual	$1,000.00	$1,050.70	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Real Estate (c)
Actual	$1,000.00	$962.80	$1.94	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$880.60	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$928.20	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$763.80	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Financials
Actual	$1,000.00	$864.50	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Health Care
Actual	$1,000.00	$1,038.50	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Industrials
Actual	$1,000.00	$804.10	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Nasdaq Biotechnology (d)
Actual	$1,000.00	$1,243.20	$1.58	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: 111

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Oil & Gas
Actual	$1,000.00	$1,082.70	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Real Estate
Actual	$1,000.00	$629.40	$3.86	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$705.00	$4.04	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Technology
Actual	$1,000.00	$891.60	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$811.70	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Utilities
Actual	$1,000.00	$956.40	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,089.80	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$1,005.70	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short FTSE/Xinhua China 25 (c)
Actual	$1,000.00	$1,011.00	$1.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,149.00	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$962.60	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Europe
Actual	$1,000.00	$1,195.30	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$1,069.60	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Brazil
Actual	$1,000.00	$1,150.70	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

112 :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort FTSE/Xinhua China 25
Actual	$1,000.00	$1,048.00	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$934.40	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Mexico Investable Market
Actual	$1,000.00	$844.10	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$957.20	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$937.20	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$905.90	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Credit Suisse 130/30
Actual	$1,000.00	$1,018.10	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)  The Fund commenced operations on January 19, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 132 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(b)  The Fund commenced operations on February 9, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 111 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(c)  The Fund commenced operations on March 16, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 76 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(d)  The Fund commenced operations on April 7, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 54 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(e)  The Fund commenced operations on April 20, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 41 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(f)  The Fund commenced operations on April 27, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 34 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

Expense Examples (Unaudited) :: ProShares Trust :: 113

Schedule of Portfolio Investments

114 :: Schedule of Portfolio Investments :: May 31, 2010

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) — 73.7%
	Consumer Discretionary — 11.2%
100,819	Amazon.com, Inc.*	$12,648,752
53,487	Apollo Group, Inc., Class A*	2,843,369
120,340	Bed Bath & Beyond, Inc.*	5,399,656
493,438	Comcast Corp., Class A	8,926,293
227,145	DIRECTV, Class A*	8,561,095
73,492	DISH Network Corp., Class A	1,532,308
97,378	Expedia, Inc.	2,099,470
63,468	Garmin Ltd.	2,131,255
186,886	Liberty Media Corp. - Interactive, Class A*	2,423,911
142,052	Mattel, Inc.	3,076,846
486,418	News Corp., Class A	6,420,718
46,843	O'Reilly Automotive, Inc.*	2,389,930
17,803	priceline.com, Inc.*	3,403,221
42,794	Ross Stores, Inc.	2,242,406
41,001	Sears Holdings Corp.*	3,610,548
166,084	Staples, Inc.	3,574,128
353,040	Starbucks Corp.	9,140,206
56,941	Urban Outfitters, Inc.*	2,066,958
115,088	Virgin Media, Inc.	1,859,822
45,841	Wynn Resorts Ltd.	3,845,143
		88,196,035
	Consumer Staples — 0.6%
79,047	Costco Wholesale Corp.	4,604,488
	Health Care — 10.9%
152,622	Amgen, Inc.*	7,902,767
100,109	Biogen Idec, Inc.*	4,748,170
155,687	Celgene Corp.*	8,214,046
24,932	Cephalon, Inc.*	1,467,498
27,859	Cerner Corp.*	2,332,077
48,256	DENTSPLY International, Inc.	1,564,942
83,907	Express Scripts, Inc.*	8,441,044
113,644	Genzyme Corp.*	5,528,781
302,705	Gilead Sciences, Inc.*	10,873,164
30,882	Henry Schein, Inc.*	1,742,054
92,817	Hologic, Inc.*	1,382,973
40,327	Illumina, Inc.*	1,695,347
13,281	Intuitive Surgical, Inc.*	4,286,708
62,508	Life Technologies Corp.*	3,129,150
106,418	Mylan, Inc.*	2,068,766
40,117	Patterson Cos., Inc.	1,191,876
80,219	QIAGEN N.V.*	1,691,016
251,433	Teva Pharmaceutical Industries Ltd. (ADR)^	13,464,260
71,642	Vertex Pharmaceuticals, Inc.*	2,478,097
85,568	Warner Chilcott plc, Class A*	1,978,332
		86,181,068

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 3.1%
56,283	C.H. Robinson Worldwide, Inc.	$3,270,605
62,643	Cintas Corp.	1,628,718
71,135	Expeditors International of Washington, Inc.	2,716,646
48,136	Fastenal Co.	2,427,980
25,493	First Solar, Inc.*	2,864,393
45,487	Foster Wheeler AG*	1,092,143
43,450	J.B. Hunt Transport Services, Inc.	1,500,329
34,510	Joy Global, Inc.	1,760,010
139,436	PACCAR, Inc.	5,716,876
30,433	Stericycle, Inc.*	1,783,982
		24,761,682
	Information Technology — 46.4%
386,823	Activision Blizzard, Inc.	4,158,347
175,445	Adobe Systems, Inc.*	5,628,276
142,850	Altera Corp.	3,366,974
431,991	Apple, Inc.*	111,090,806
237,256	Applied Materials, Inc.	3,062,975
81,757	Autodesk, Inc.*	2,392,210
121,846	Automatic Data Processing, Inc.	4,981,064
92,275	Baidu, Inc. (ADR)*^	6,755,453
72,524	BMC Software, Inc.*	2,684,113
136,666	Broadcom Corp., Class A	4,717,710
170,599	CA, Inc.	3,454,630
70,419	Check Point Software Technologies Ltd.*	2,159,751
698,672	Cisco Systems, Inc.*	16,181,244
74,604	Citrix Systems, Inc.*	3,253,480
99,051	Cognizant Technology Solutions Corp., Class A*	4,956,512
245,858	Dell, Inc.*	3,277,287
330,893	eBay, Inc.*	7,084,419
112,466	Electronic Arts, Inc.*	1,856,814
65,080	Fiserv, Inc.*	3,094,554
301,128	Flextronics International Ltd.*	1,975,400
54,649	FLIR Systems, Inc.*	1,556,950
50,674	Google, Inc., Class A*	24,586,011
37,638	Infosys Technologies Ltd. (ADR)^	2,148,772
660,683	Intel Corp.	14,151,830
136,289	Intuit, Inc.*	4,870,969
71,218	KLA-Tencor Corp.	2,191,378
45,111	Lam Research Corp.*	1,707,902
102,043	Linear Technology Corp.	2,853,122
58,628	Logitech International S.A. (Registered)*	831,931
203,654	Marvell Technology Group Ltd.*	3,865,353
102,451	Maxim Integrated Products, Inc.	1,819,530
52,312	Microchip Technology, Inc.	1,456,889
1,030,969	Microsoft Corp.	26,599,000

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 115

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) (continued)
121,032	NetApp, Inc.*	$4,560,486
186,107	NVIDIA Corp.*	2,445,446
713,670	Oracle Corp.	16,107,532
117,107	Paychex, Inc.	3,342,234
692,305	QUALCOMM, Inc.	24,618,366
190,298	Research In Motion Ltd.*	11,551,089
79,404	SanDisk Corp.*	3,701,814
169,989	Seagate Technology*	2,611,031
287,938	Symantec Corp.*	4,080,081
59,080	VeriSign, Inc.*	1,648,923
125,357	Xilinx, Inc.	3,064,979
229,896	Yahoo!, Inc.*	3,526,605
		366,030,242
	Materials — 0.3%
39,951	Sigma-Aldrich Corp.	2,128,589
	Telecommunication Services — 1.2%
35,892	Millicom International Cellular S.A.	2,868,848
55,339	NII Holdings, Inc.*	2,018,213
222,669	Vodafone Group plc (ADR)	4,475,647
		9,362,708
	Total Common Stocks (Cost $604,224,123)	581,264,812
Principal Amount
	U.S. Government & Agency Security (a) — 3.8%
$30,405,832	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $30,405,832)	30,405,832
	Repurchase Agreements (a) — 26.9%
12,869,404	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $12,869,661 (b)	12,869,404
5,342,419	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $5,342,532 (c)	5,342,419
7,246,508	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $7,246,669 (d)	7,246,508
24,765,522	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $24,766,533 (e)	24,765,522
24,765,522	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $24,766,581 (f)	24,765,522

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$52,937,543	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $52,938,661 (g)	$52,937,543
33,020,696	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $33,022,109 (h)	33,020,696
16,027,256	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $16,027,594 (i)	16,027,256
25,738,807	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $25,739,379 (j)	25,738,807
9,379,051	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $9,379,259 (k)	9,379,051
	Total Repurchase Agreements (Cost $212,092,728)	212,092,728
	Total Investment Securities (Cost $846,722,683) — 104.4%	823,763,372
	Liabilities in excess of other assets — (4.4%)	(34,704,378)
	Net Assets — 100.0%	$789,058,994

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $22,368,485 or 2.83% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $293,089,309.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $13,126,793. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $5,449,267. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $7,391,438. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

116 :: Schedule of Portfolio Investments :: May 31, 2010

  QLD  Ultra QQQ®

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $25,260,970. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $25,260,905. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $53,996,360. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $33,681,196. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $16,347,812. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $26,253,637. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $9,566,659. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,791,999
Aggregate gross unrealized depreciation	(50,926,596)
Net unrealized depreciation	$(25,134,597)
Federal income tax cost of investments	$848,897,969

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	4,793	06/18/10	$177,556,685	$(3,882,496)

Cash collateral in the amount of $17,487,369 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 117

  Ultra QQQ®  QLD

Swap Agreements

Ultra QQQ® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$60,964,002	$(1,175,155)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	129,624,523	(10,248,363)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	28,189,391	(1,855,145)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	79,636,790	(4,771,395)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	45,319,540	(1,724,272)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	418,866,408	(33,138,496)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	57,206,970	1,632,875
		$(51,279,951)

See accompanying notes to the financial statements.

118 :: Schedule of Portfolio Investments :: May 31, 2010

  DDM  Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 66.6%
	Consumer Discretionary — 6.6%
165,830	Home Depot, Inc.	$5,615,004
165,830	McDonald's Corp.	11,089,052
165,830	Walt Disney Co. (The)	5,542,039
		22,246,095
	Consumer Staples — 9.5%
165,830	Coca-Cola Co. (The)	8,523,662
165,830	Kraft Foods, Inc., Class A	4,742,738
165,830	Procter & Gamble Co. (The)	10,130,554
165,830	Wal-Mart Stores, Inc.	8,384,365
		31,781,319
	Energy — 6.7%
165,830	Chevron Corp.	12,249,862
165,830	Exxon Mobil Corp.	10,026,082
		22,275,944
	Financials — 7.2%
165,830	American Express Co.	6,611,642
165,830	Bank of America Corp.	2,610,164
165,830	JPMorgan Chase & Co.	6,563,552
165,830	Travelers Cos., Inc. (The)	8,203,610
		23,988,968
	Health Care — 5.3%
165,830	Johnson & Johnson	9,667,889
165,830	Merck & Co., Inc.	5,586,813
165,830	Pfizer, Inc.	2,525,591
		17,780,293
	Industrials — 14.3%
165,830	3M Co.	13,151,977
165,830	Boeing Co. (The)	10,642,969
165,830	Caterpillar, Inc.	10,075,831
165,830	General Electric Co.	2,711,321
165,830	United Technologies Corp.	11,173,625
		47,755,723
	Information Technology — 12.0%
165,830	Cisco Systems, Inc.*	3,840,623
165,830	Hewlett-Packard Co.	7,629,838
165,830	Intel Corp.	3,552,078
165,830	International Business Machines Corp.	20,771,866
165,830	Microsoft Corp.	4,278,414
		40,072,819

Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.4%
165,830	Alcoa, Inc.	$1,930,261
165,830	E.I. du Pont de Nemours & Co.	5,998,071
		7,928,332
	Telecommunication Services — 2.6%
165,830	AT&T, Inc.	4,029,669
165,830	Verizon Communications, Inc.	4,563,642
		8,593,311
	Total Common Stocks (Cost $220,710,943)	222,422,804
Principal Amount
	U.S. Government & Agency Security (a) — 5.0%
$16,672,929	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $16,672,929)	16,672,929
	Repurchase Agreements (a) — 34.9%
7,067,289	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $7,067,430 (b)	7,067,289
2,893,974	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,894,035 (c)	2,893,974
3,901,103	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,901,190 (d)	3,901,103
13,799,284	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $13,799,847 (e)	13,799,284
13,799,284	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $13,799,874 (f)	13,799,284
28,772,098	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $28,772,705 (g)	28,772,098
18,399,046	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $18,399,833 (h)	18,399,046
8,681,923	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $8,682,106 (i)	8,681,923

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 119

  Ultra Dow30SM  DDM

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$14,134,578	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,134,892 (j)	$14,134,578
4,965,296	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $4,965,406 (k)	4,965,296
	Total Repurchase Agreements (Cost $116,413,875)	116,413,875
	Total Investment Securities (Cost $353,797,747) — 106.5%	355,509,608
	Liabilities in excess of other assets — (6.5%)	(21,696,959)
	Net Assets — 100.0%	$333,812,649

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $147,471,153.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $7,208,635. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $2,951,854. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $3,979,125. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $14,075,346. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $14,075,310. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $29,347,576. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $18,767,075. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $8,855,567. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $14,417,299. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $5,064,616. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,776,612
Aggregate gross unrealized depreciation	(10,156,546)
Net unrealized appreciation	$1,620,066
Federal income tax cost of investments	$353,889,542

See accompanying notes to the financial statements.

120 :: Schedule of Portfolio Investments :: May 31, 2010

  DDM  Ultra Dow30SM

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	1,227	06/18/10	$62,123,010	$(1,853,567)

Cash collateral in the amount of $8,066,011 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on Dow Jones Industrial AverageSM Index	$6,170,969	$(1,100,727)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	8,000,841	(586,997)
Equity Index Swap Agreement with Credit Suisse Securities International, based on Dow Jones Industrial AverageSM Index	92,079,109	(7,575,890)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	13,848,475	(2,594,333)
Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	51,356,382	(2,089,706)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	193,355,908	(15,900,070)
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	18,316,081	137,071
		$(29,710,652)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 121

  Ultra S&P500®  SSO

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 95.5%
113,393	3M Co. (Industrials)	0.5%	$8,993,199
247,366	Abbott Laboratories (Health Care)	0.7%	11,764,727
331,468	Altria Group, Inc. (Consumer Staples)	0.4%	6,725,486
54,535	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	6,841,961
190,661	American Express Co. (Financials)	0.5%	7,601,654
156,021	Amgen, Inc.* (Health Care)	0.5%	8,078,767
144,470	Apple, Inc.* (Information Technology)	2.3%	37,151,905
940,313	AT&T, Inc. (Telecommunication Services)	1.4%	22,849,606
1,598,290	Bank of America Corp. (Financials)	1.5%	25,157,085
263,657	Berkshire Hathaway, Inc., Class B* (Financials)	1.1%	18,601,001
120,601	Boeing Co. (The) (Industrials)	0.5%	7,740,172
319,969	Chevron Corp. (Energy)	1.4%	23,636,110
912,203	Cisco Systems, Inc.* (Information Technology)	1.3%	21,126,621
3,130,469	Citigroup, Inc.* (Financials)	0.8%	12,396,657
367,250	Coca-Cola Co. (The) (Consumer Staples)	1.1%	18,876,650
452,080	Comcast Corp., Class A (Consumer Discretionary)	0.5%	8,178,127
236,882	ConocoPhillips (Energy)	0.7%	12,284,701
221,536	CVS Caremark Corp. (Consumer Staples)	0.5%	7,671,792
752,189	Exxon Mobil Corp. (Energy)	2.8%	45,477,347
1,699,906	General Electric Co. (Industrials)	1.7%	27,793,463
83,842	Goldman Sachs Group, Inc. (The) (Financials)	0.7%	12,095,047
38,502	Google, Inc., Class A* (Information Technology)	1.1%	18,680,400
375,051	Hewlett-Packard Co. (Information Technology)	1.1%	17,256,097
270,908	Home Depot, Inc. (Consumer Discretionary)	0.6%	9,172,945
880,079	Intel Corp. (Information Technology)	1.1%	18,851,292
206,956	International Business Machines Corp. (Information Technology)	1.6%	25,923,309
438,434	Johnson & Johnson (Health Care)	1.6%	25,560,702
632,976	JPMorgan Chase & Co. (Financials)	1.5%	25,053,190
276,676	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	7,912,934

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
171,421	McDonald's Corp. (Consumer Discretionary)	0.7%	$11,462,922
175,992	Medtronic, Inc. (Health Care)	0.4%	6,895,367
496,329	Merck & Co., Inc. (Health Care)	1.0%	16,721,324
1,215,653	Microsoft Corp. (Information Technology)	1.9%	31,363,847
129,360	Occidental Petroleum Corp. (Energy)	0.7%	10,673,494
622,739	Oracle Corp. (Information Technology)	0.9%	14,055,219
260,362	PepsiCo, Inc. (Consumer Staples)	1.0%	16,374,166
1,285,764	Pfizer, Inc. (Health Care)	1.2%	19,582,186
299,673	Philip Morris International, Inc. (Consumer Staples)	0.8%	13,221,573
462,757	Procter & Gamble Co. (The) (Consumer Staples)	1.7%	28,269,825
267,752	QUALCOMM, Inc. (Information Technology)	0.6%	9,521,261
190,639	Schlumberger Ltd. (Energy)	0.7%	10,704,380
119,858	Target Corp. (Consumer Discretionary)	0.4%	6,535,857
304,835	U.S. Bancorp (Financials)	0.4%	7,303,847
158,180	United Parcel Service, Inc., Class B (Industrials)	0.6%	9,927,377
149,189	United Technologies Corp. (Industrials)	0.6%	10,052,355
451,785	Verizon Communications, Inc. (Telecommunication Services)	0.8%	12,433,123
339,939	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	17,187,316
309,002	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	10,326,847
825,389	Wells Fargo & Co. (Financials)	1.4%	23,680,410
25,972,241	Other Common Stocks	47.7%	783,491,350
	Total Common Stocks (Cost $1,548,932,241)		1,569,236,993
Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
$12,672,940	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $12,672,940)		12,672,940
	Repurchase Agreements (a) — 5.4%
5,381,574	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $5,381,682 (b)		5,381,574

See accompanying notes to the financial statements.

122 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  SSO  Ultra S&P500®

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$2,166,232	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,166,278 (c)	$2,166,232
2,896,923	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,896,987 (d)	2,896,923
10,695,137	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $10,695,574 (e)	10,695,137
10,695,137	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $10,695,595 (f)	10,695,137
21,628,310	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $21,628,767 (g)	21,628,310
14,260,183	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,260,793 (h)	14,260,183
6,498,695	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,498,832 (i)	6,498,695
10,763,147	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $10,763,386 (j)	10,763,147
3,606,752	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,606,832 (k)	3,606,752
	Total Repurchase Agreements (Cost $88,592,090)	88,592,090
	Total Investment Securities (Cost $1,650,197,271) — 101.7%	1,670,502,023
	Liabilities in excess of other assets — (1.7%)	(28,297,077)
	Net Assets — 100.0%	$1,642,204,946

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $500,719,095.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $5,489,206. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $2,209,557. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $2,954,861. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $10,909,099. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $10,909,071. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $22,060,903. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $14,545,424. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $6,628,673. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 123

  Ultra S&P500®  SSO

U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $10,978,432. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $3,678,897. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,186,491
Aggregate gross unrealized depreciation	(82,353,266)
Net unrealized appreciation	$15,833,225
Federal income tax cost of investments	$1,654,668,798

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	4,504	06/18/10	$245,242,800	$(8,254,632)

Cash collateral in the amount of $27,984,558 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$879,589,964	$—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	17,309,250	(3,528,624)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	159,960,634	(2,977,927)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	62,527,173	(2,123,851)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	254,144,021	(4,587,477)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	96,679,512	(7,198,155)
		$(20,416,034)

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	10.2%
Consumer Staples	10.8%
Energy	10.3%
Financials	15.5%
Health Care	11.2%
Industrials	10.1%
Information Technology	18.0%
Materials	3.3%
Telecommunication Services	2.7%
Utilities	3.4%
Other[1]	4.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

124 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UWC  Ultra Russell3000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.6%
288	3M Co. (Industrials)	0.4%	$22,841
641	Abbott Laboratories (Health Care)	0.5%	30,486
857	Altria Group, Inc. (Consumer Staples)	0.3%	17,389
136	Amazon.com, Inc.* (Consumer Discretionary)	0.3%	17,063
421	American Express Co. (Financials)	0.3%	16,785
397	Amgen, Inc.* (Health Care)	0.4%	20,557
370	Apple, Inc.* (Information Technology)	1.7%	95,149
2,446	AT&T, Inc. (Telecommunication Services)	1.0%	59,438
4,124	Bank of America Corp. (Financials)	1.1%	64,912
301	Boeing Co. (The) (Industrials)	0.3%	19,318
710	Bristol-Myers Squibb Co. (Health Care)	0.3%	16,479
831	Chevron Corp. (Energy)	1.1%	61,386
2,392	Cisco Systems, Inc.* (Information Technology)	1.0%	55,399
7,840	Citigroup, Inc.* (Financials)	0.5%	31,046
960	Coca-Cola Co. (The) (Consumer Staples)	0.9%	49,344
1,192	Comcast Corp., Class A (Consumer Discretionary)	0.4%	21,563
614	ConocoPhillips (Energy)	0.6%	31,842
564	CVS Caremark Corp. (Consumer Staples)	0.3%	19,531
2,023	Exxon Mobil Corp. (Energy)	2.1%	122,311
4,391	General Electric Co. (Industrials)	1.2%	71,793
209	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	30,150
99	Google, Inc., Class A* (Information Technology)	0.8%	48,033
992	Hewlett-Packard Co. (Information Technology)	0.8%	45,642
703	Home Depot, Inc. (Consumer Discretionary)	0.4%	23,804
2,316	Intel Corp. (Information Technology)	0.9%	49,609
548	International Business Machines Corp. (Information Technology)	1.2%	68,643
1,143	Johnson & Johnson (Health Care)	1.2%	66,637
1,647	JPMorgan Chase & Co. (Financials)	1.1%	65,188
717	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	20,506

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
457	McDonald's Corp. (Consumer Discretionary)	0.5%	$30,560
464	Medtronic, Inc. (Health Care)	0.3%	18,180
1,264	Merck & Co., Inc. (Health Care)	0.7%	42,584
3,196	Microsoft Corp. (Information Technology)	1.4%	82,457
336	Occidental Petroleum Corp. (Energy)	0.5%	27,723
1,585	Oracle Corp. (Information Technology)	0.6%	35,773
670	PepsiCo, Inc. (Consumer Staples)	0.7%	42,136
3,343	Pfizer, Inc. (Health Care)	0.9%	50,914
768	Philip Morris International, Inc. (Consumer Staples)	0.6%	33,884
1,209	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	73,858
686	QUALCOMM, Inc. (Information Technology)	0.4%	24,394
496	Schlumberger Ltd. (Energy)	0.5%	27,850
312	Target Corp. (Consumer Discretionary)	0.3%	17,013
787	U.S. Bancorp (Financials)	0.3%	18,857
287	United Parcel Service, Inc., Class B (Industrials)	0.3%	18,012
347	United Technologies Corp. (Industrials)	0.4%	23,381
1,178	Verizon Communications, Inc. (Telecommunication Services)	0.6%	32,419
917	Wal-Mart Stores, Inc. (Consumer Staples)	0.8%	46,364
785	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	26,235
2,146	Wells Fargo & Co. (Financials)	1.1%	61,569
117,343	Other Common Stocks	50.9%	2,925,319
	Total Common Stocks (Cost $4,883,712)		4,922,326
Principal Amount
	U.S. Government & Agency Security (a) — 1.0%
$57,970	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $57,970)		57,970
	Repurchase Agreements (a) — 7.0%
24,473	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $24,473 (b)		24,473

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 125

  Ultra Russell3000  UWC

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$10,402	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $10,402 (c)	$10,402
14,258	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,258 (d)	14,258
45,879	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $45,881 (e)	45,879
45,879	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $45,881 (f)	45,879
102,490	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $102,492 (g)	102,490
61,172	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $61,175 (h)	61,172
31,207	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $31,208 (i)	31,207
48,945	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $48,946 (j)	48,945
18,967	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $18,967 (k)	18,967
	Total Repurchase Agreements (Cost $403,672)	403,672
	Total Investment Securities (Cost $5,345,354) — 93.6%	5,383,968
	Other assets in excess of liabilities — 6.4%	368,176
	Net Assets — 100.0%	$5,752,144

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,622,634.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $24,962. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $10,610. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $14,543. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $46,797. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $46,797. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $104,540. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $62,396. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $31,831. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to

See accompanying notes to the financial statements.

126 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UWC  Ultra Russell3000

02/15/19, which had a total value of $49,924. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $19,346. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$307,494
Aggregate gross unrealized depreciation	(270,640)
Net unrealized appreciation	$36,854
Federal income tax cost of investments	$5,347,114

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$2,894,635	$539,480
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	940,223	(184,603)
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	2,745,436	56,796
		$411,673

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	9.9%
Consumer Staples	8.6%
Energy	8.7%
Financials	14.0%
Health Care	10.2%
Industrials	9.6%
Information Technology	15.9%
Materials	3.4%
Telecommunication Services	2.2%
Utilities	3.1%
Other[1]	14.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 127

  Ultra MidCap400  MVV

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 74.6%
8,482	Advance Auto Parts, Inc. (Consumer Discretionary)	0.4%	$439,028
8,396	Albemarle Corp. (Materials)	0.3%	361,532
15,171	AMB Property Corp. (REIT) (Financials)	0.3%	393,384
9,921	AMETEK, Inc. (Industrials)	0.4%	402,793
8,261	ANSYS, Inc.* (Information Technology)	0.3%	361,254
7,176	Ashland, Inc. (Materials)	0.3%	384,705
13,950	Avnet, Inc.* (Information Technology)	0.4%	400,644
6,424	Beckman Coulter, Inc. (Health Care)	0.3%	368,995
10,750	BorgWarner, Inc.* (Consumer Discretionary)	0.4%	400,545
7,435	Bucyrus International, Inc. (Industrials)	0.3%	398,219
20,490	CarMax, Inc.* (Consumer Discretionary)	0.4%	445,248
2,901	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.4%	412,754
6,496	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	427,502
7,709	Cimarex Energy Co. (Energy)	0.5%	566,457
9,761	Cree, Inc.* (Information Technology)	0.6%	647,838
8,115	Dollar Tree, Inc.* (Consumer Discretionary)	0.4%	507,918
10,398	Edwards Lifesciences Corp.* (Health Care)	0.5%	525,411
6,420	Energizer Holdings, Inc.* (Consumer Staples)	0.3%	360,740
4,129	Equinix, Inc.* (Information Technology)	0.3%	379,909
5,455	Everest Re Group Ltd. (Financials)	0.3%	396,469
7,311	F5 Networks, Inc.* (Information Technology)	0.4%	514,183
5,633	Federal Realty Investment Trust (REIT) (Financials)	0.4%	415,152
8,339	Henry Schein, Inc.* (Health Care)	0.4%	470,403
23,763	Hologic, Inc.* (Health Care)	0.3%	354,069
9,464	Joy Global, Inc. (Industrials)	0.4%	482,664
9,336	Kansas City Southern* (Industrials)	0.3%	356,355
11,761	Lam Research Corp.* (Information Technology)	0.4%	445,271
6,289	Lubrizol Corp. (Materials)	0.5%	557,017
11,774	Macerich Co. (The) (REIT) (Financials)	0.4%	486,973

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
7,527	Manpower, Inc. (Industrials)	0.3%	$344,059
4,168	Martin Marietta Materials, Inc. (Materials)	0.3%	388,583
3,105	Mettler-Toledo International, Inc.* (Health Care)	0.3%	355,616
7,457	National Fuel Gas Co. (Utilities)	0.3%	362,410
10,797	Nationwide Health Properties, Inc. (REIT) (Financials)	0.3%	383,186
3,889	NetFlix, Inc.* (Consumer Discretionary)	0.4%	432,262
39,831	New York Community Bancorp, Inc. (Financials)	0.6%	639,288
12,217	Newfield Exploration Co.* (Energy)	0.5%	636,017
9,821	NSTAR (Utilities)	0.3%	344,815
563	NVR, Inc.* (Consumer Discretionary)	0.3%	385,813
7,397	Perrigo Co. (Health Care)	0.4%	439,456
11,362	PetSmart, Inc. (Consumer Discretionary)	0.3%	360,857
16,143	Pride International, Inc.* (Energy)	0.4%	399,862
6,910	ResMed, Inc.* (Health Care)	0.4%	434,570
9,579	Rovi Corp.* (Information Technology)	0.3%	357,680
7,155	SL Green Realty Corp. (REIT) (Financials)	0.4%	445,685
7,984	Sybase, Inc.* (Information Technology)	0.4%	513,611
8,917	Universal Health Services, Inc., Class B (Health Care)	0.3%	377,902
7,724	URS Corp.* (Industrials)	0.3%	344,336
18,441	Vertex Pharmaceuticals, Inc.* (Health Care)	0.5%	637,874
2,741,682	Other Common Stocks	56.3%	65,430,608
	Total Common Stocks (Cost $73,640,921)		86,677,922
Principal Amount
	U.S. Government & Agency Security (a) — 3.4%
$3,915,524	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $3,915,524)		3,915,524
	Repurchase Agreements (a) — 23.5%
1,661,242	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,661,275 (b)		1,661,242

See accompanying notes to the financial statements.

128 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  MVV  Ultra MidCap400

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$674,378	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $674,392 (c)	$674,378
905,430	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $905,450 (d)	905,430
3,273,076	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $3,273,210 (e)	3,273,076
3,273,076	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,273,216 (f)	3,273,076
6,719,081	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,719,223 (g)	6,719,081
4,364,101	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $4,364,288 (h)	4,364,101
2,023,135	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,023,178 (i)	2,023,135
3,322,484	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,322,558 (j)	3,322,484
1,139,798	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,139,823 (k)	1,139,798
	Total Repurchase Agreements (Cost $27,355,801)	27,355,801
	Total Investment Securities (Cost $104,912,246) — 101.5%	117,949,247
	Liabilities in excess of other assets — (1.5%)	(1,798,087)
	Net Assets — 100.0%	$116,151,160

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $38,833,962.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,694,467. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $687,866. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $923,539. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $3,338,556. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $3,338,547. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $6,853,471. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $4,451,394. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $2,063,599. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 129

  Ultra MidCap400  MVV

schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $3,388,941. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,162,597. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,367,424
Aggregate gross unrealized depreciation	(5,952,712)
Net unrealized appreciation	$12,414,712
Federal income tax cost of investments	$105,534,535

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	146	06/18/10	$11,133,960	$(122,936)

Cash collateral in the amount of $1,294,469 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$37,916,565	$(2,052,895)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	28,531,052	(2,057,028)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	22,489,160	(2,566,297)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	21,235,920	(730,642)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	24,372,114	4,544,364
		$(2,862,498)

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	11.1%
Consumer Staples	2.8%
Energy	4.3%
Financials	15.5%
Health Care	9.1%
Industrials	10.7%
Information Technology	11.2%
Materials	5.0%
Telecommunication Services	0.6%
Utilities	4.3%
Other[1]	25.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

130 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  SAA  Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.2%
4,986	Acuity Brands, Inc. (Industrials)	0.4%	$205,074
8,628	American Medical Systems Holdings, Inc.* (Health Care)	0.4%	194,648
5,868	AMERIGROUP Corp.* (Health Care)	0.4%	210,779
4,819	Baldor Electric Co. (Industrials)	0.3%	173,147
12,730	BioMed Realty Trust, Inc. (REIT) (Financials)	0.4%	216,537
6,019	Brady Corp., Class A (Industrials)	0.3%	175,033
10,158	Brunswick Corp. (Consumer Discretionary)	0.3%	177,460
6,762	Carter's, Inc.* (Consumer Discretionary)	0.4%	206,647
5,848	Casey's General Stores, Inc. (Consumer Staples)	0.4%	215,616
5,790	CLARCOR, Inc. (Industrials)	0.4%	209,945
3,574	Coinstar, Inc.* (Consumer Discretionary)	0.4%	191,781
4,936	Concur Technologies, Inc.* (Information Technology)	0.4%	208,793
5,217	Cooper Cos., Inc. (The) (Health Care)	0.4%	192,299
5,262	Curtiss-Wright Corp. (Industrials)	0.3%	174,277
8,104	Cybersource Corp.* (Information Technology)	0.4%	208,192
18,607	Cypress Semiconductor Corp.* (Information Technology)	0.4%	211,934
1,479	Deckers Outdoor Corp.* (Consumer Discretionary)	0.4%	214,041
16,988	East West Bancorp, Inc. (Financials)	0.5%	288,796
7,605	EMCOR Group, Inc.* (Industrials)	0.4%	189,897
5,327	Entertainment Properties Trust (REIT) (Financials)	0.4%	218,087
3,426	Esterline Technologies Corp.* (Industrials)	0.3%	183,839
5,996	Gardner Denver, Inc. (Industrials)	0.5%	273,058
7,149	Hillenbrand, Inc. (Consumer Discretionary)	0.3%	173,649
4,016	Home Properties, Inc. (REIT) (Financials)	0.4%	195,298
5,869	Kilroy Realty Corp. (REIT) (Financials)	0.4%	193,090
7,925	LaSalle Hotel Properties (REIT) (Financials)	0.3%	178,313
16,336	Live Nation Entertainment, Inc.* (Consumer Discretionary)	0.4%	199,789

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,342	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	$182,573
9,523	National Retail Properties, Inc. (REIT) (Financials)	0.4%	209,316
9,721	OfficeMax, Inc.* (Consumer Discretionary)	0.3%	173,325
5,726	Oil States International, Inc.* (Energy)	0.4%	223,543
8,397	Piedmont Natural Gas Co., Inc. (Utilities)	0.4%	213,368
3,775	Polaris Industries, Inc. (Consumer Discretionary)	0.4%	221,593
3,723	ProAssurance Corp.* (Financials)	0.4%	219,136
7,409	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.4%	211,675
6,376	Salix Pharmaceuticals Ltd.* (Health Care)	0.4%	229,090
2,597	SEACOR Holdings, Inc.* (Energy)	0.4%	189,529
4,662	Signature Bank/NY* (Financials)	0.3%	176,410
20,186	Skyworks Solutions, Inc.* (Information Technology)	0.6%	321,563
7,210	St. Mary Land & Exploration Co. (Energy)	0.6%	311,760
3,547	Stifel Financial Corp.* (Financials)	0.3%	179,727
4,644	Tanger Factory Outlet Centers (REIT) (Financials)	0.4%	193,283
3,862	Toro Co. (The) (Industrials)	0.4%	206,578
4,146	Tractor Supply Co. (Consumer Discretionary)	0.5%	280,933
3,945	TreeHouse Foods, Inc.* (Consumer Staples)	0.3%	181,865
8,540	Varian Semiconductor Equipment Associates, Inc.* (Information Technology)	0.5%	265,509
4,586	Veeco Instruments, Inc.* (Information Technology)	0.3%	175,048
3,713	Watsco, Inc. (Industrials)	0.4%	217,396
6,821	World Fuel Services Corp. (Energy)	0.3%	177,551
2,164,168	Other Common Stocks	71.2%	38,530,254
	Total Common Stocks (Cost $46,004,939)		48,771,044
Principal Amount
	U.S. Government & Agency Security (a) — 2.2%
$1,189,670	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,189,670)		1,189,670

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 131

  Ultra SmallCap600  SAA

Principal Amount		Value
	Repurchase Agreements (a) — 15.3%
$504,735	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $504,745 (b)	$504,735
204,924	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $204,928 (c)	204,924
275,152	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $275,158 (d)	275,152
994,317	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $994,358 (e)	994,317
994,317	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $994,360 (f)	994,317
2,041,668	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,041,711 (g)	2,041,668
1,325,756	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,325,813 (h)	1,325,756
614,773	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $614,786 (i)	614,773
1,009,469	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,009,491 (j)	1,009,469
346,435	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $346,443 (k)	346,435
	Total Repurchase Agreements (Cost $8,311,546)	8,311,546
	Total Investment Securities (Cost $55,506,155) — 107.7%	58,272,260
	Liabilities in excess of other assets — (7.7%)	(4,183,283)
	Net Assets — 100.0%	$54,088,977

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $21,466,591.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $514,830. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $209,022. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $280,655. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,014,209. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,014,206. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,082,504. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,352,275. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $627,069. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

132 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  SAA  Ultra SmallCap600

5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,029,660. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $353,365. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,136,229
Aggregate gross unrealized depreciation	(9,017,096)
Net unrealized depreciation	$(1,880,867)
Federal income tax cost of investments	$60,153,127

Futures Contracts Purchased

Ultra SmallCap600 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P SmallCap 600 Futures Contracts	55	06/18/10	$1,938,200	$1,021

Cash collateral in the amount of $247,037 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$23,037,095	$(1,503,842)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	6,894,315	(718,125)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	9,184,383	(789,858)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	10,446,275	82,105
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	7,912,933	(1,271,357)
		$(4,201,077)

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	15.5%
Consumer Staples	3.0%
Energy	4.4%
Financials	16.7%
Health Care	11.7%
Industrials	15.4%
Information Technology	16.3%
Materials	3.6%
Telecommunication Services	0.4%
Utilities	3.2%
Other[1]	9.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 133

  Ultra Russell2000  UWM

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 82.6%
11,583	AMERIGROUP Corp.* (Health Care)	0.1%	$416,061
41,398	Ares Capital Corp. (Financials)	0.2%	560,529
26,936	Assured Guaranty Ltd. (Financials)	0.2%	452,525
14,740	Atheros Communications, Inc.* (Information Technology)	0.2%	501,160
14,787	Atlas Energy, Inc.* (Energy)	0.2%	456,623
11,931	Bally Technologies, Inc.* (Consumer Discretionary)	0.2%	507,068
24,870	BioMed Realty Trust, Inc. (REIT) (Financials)	0.2%	423,039
25,468	Brigham Exploration Co.* (Energy)	0.2%	437,540
11,132	Casey's General Stores, Inc. (Consumer Staples)	0.1%	410,437
30,193	CBL & Associates Properties, Inc. (REIT) (Financials)	0.2%	431,458
11,148	CLARCOR, Inc. (Industrials)	0.1%	404,226
2,872	Deckers Outdoor Corp.* (Consumer Discretionary)	0.1%	415,636
44,959	Developers Diversified Realty Corp. (REIT) (Financials)	0.2%	514,331
9,096	Domtar Corp.* (Materials)	0.2%	556,675
404,380	E*Trade Financial Corp.* (Financials)	0.2%	598,482
32,316	East West Bancorp, Inc. (Financials)	0.2%	549,372
10,122	Entertainment Properties Trust (REIT) (Financials)	0.1%	414,395
23,465	FirstMerit Corp. (Financials)	0.2%	437,388
26,339	GrafTech International Ltd.* (Industrials)	0.2%	437,491
20,435	HealthSouth Corp.* (Health Care)	0.1%	405,839
15,515	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	457,072
40,044	Human Genome Sciences, Inc.* (Health Care)	0.4%	991,489
19,997	Informatica Corp.* (Information Technology)	0.2%	515,923
11,013	J. Crew Group, Inc.* (Consumer Discretionary)	0.2%	502,633
18,354	Jack Henry & Associates, Inc. (Information Technology)	0.2%	441,230

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
61,384	MFA Financial, Inc. (REIT) (Financials)	0.2%	$449,945
43,901	MGIC Investment Corp.* (Financials)	0.1%	410,913
7,357	Nordson Corp. (Industrials)	0.2%	490,197
13,684	Owens & Minor, Inc. (Health Care)	0.1%	408,741
25,379	Parametric Technology Corp.* (Information Technology)	0.2%	418,246
16,094	Piedmont Natural Gas Co., Inc. (Utilities)	0.1%	408,949
18,363	Polycom, Inc.* (Information Technology)	0.2%	551,441
7,248	ProAssurance Corp.* (Financials)	0.2%	426,617
8,383	Regal-Beloit Corp. (Industrials)	0.2%	505,411
8,401	Rock-Tenn Co., Class A (Materials)	0.2%	432,315
12,159	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	436,873
38,667	Skyworks Solutions, Inc.* (Information Technology)	0.2%	615,965
15,225	Solera Holdings, Inc. (Information Technology)	0.2%	528,003
14,670	Sotheby's (Consumer Discretionary)	0.1%	476,775
12,805	STERIS Corp. (Health Care)	0.2%	407,583
16,403	Tempur-Pedic International, Inc.* (Consumer Discretionary)	0.2%	544,580
12,367	Thoratec Corp.* (Health Care)	0.2%	542,540
36,482	TIBCO Software, Inc.* (Information Technology)	0.2%	416,260
9,336	Towers Watson & Co., Class A (Industrials)	0.2%	429,456
7,861	Tractor Supply Co. (Consumer Discretionary)	0.2%	532,661
13,714	Tupperware Brands Corp. (Consumer Discretionary)	0.2%	582,708
36,586	UAL Corp.* (Industrials)	0.3%	732,086
10,029	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.2%	427,135
15,805	WR Grace & Co.* (Materials)	0.1%	405,082
15,063,617	Other Common Stocks	73.6%	195,057,944
	Total Common Stocks (Cost $224,989,333)		218,877,048

See accompanying notes to the financial statements.

134 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UWM  Ultra Russell2000

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0%
1,586	Zion Oil & Gas, Inc., expiring 06/30/10 at $5.00*^	0.0%	$396
	Total Rights (Cost $—)		396
No. of Warrants
	Warrants — 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	0.0%	—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 2.5%
$6,482,607	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $6,482,607)		6,482,607
	Repurchase Agreements (a) — 17.0%
2,737,122	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $2,737,177 (b)		2,737,122
1,161,806	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,161,831 (c)		1,161,806
1,591,480	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,591,515 (d)		1,591,480
5,139,459	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $5,139,669 (e)		5,139,459
5,139,459	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $5,139,679 (f)		5,139,459
11,450,664	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $11,450,906 (g)		11,450,664
6,852,613	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $6,852,906 (h)		6,852,613
3,485,417	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,485,491 (i)		3,485,417

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$5,474,244	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,474,366 (j)	$5,474,244
2,113,621	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,113,668 (k)	2,113,621
	Total Repurchase Agreements (Cost $45,145,885)	45,145,885
	Total Investment Securities (Cost $276,617,825) — 102.1%	270,505,936
	Liabilities in excess of other assets — (2.1%)	(5,523,946)
	Net Assets — 100.0%	$264,981,990

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $396 or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $85,962,938.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $2,791,865. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $1,185,042. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,623,310. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $5,242,277. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 135

  Ultra Russell2000  UWM

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $5,242,263. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $11,679,692. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $6,989,683. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $3,555,128. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $5,583,740. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $2,155,899. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,895,532
Aggregate gross unrealized depreciation	(19,962,511)
Net unrealized depreciation	$(8,066,979)
Federal income tax cost of investments	$278,572,915

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	928	06/18/10	$61,331,520	$(379,534)

Cash collateral in the amount of $5,176,948 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$15,068,288	$(269,621)
Equity Index Swap Agreement with Credit Suisse International, based the Russell 2000® Index	55,395,758	(4,540,796)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	5,489,612	(448,192)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	9,887,464	(4,469,302)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	116,997,672	(372,855)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	46,994,262	1,546,573
		$(8,554,193)

See accompanying notes to the financial statements.

136 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UWM  Ultra Russell2000

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	12.6%
Consumer Staples	2.6%
Energy	4.0%
Financials	17.7%
Health Care	11.3%
Industrials	12.9%
Information Technology	14.5%
Materials	3.8%
Telecommunication Services	0.7%
Utilities	2.5%
Other[1]	17.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 137

  UltraPro QQQ®  TQQQ

Shares		Value
	Common Stocks (a) — 81.1%
	Consumer Discretionary — 12.3%
6,389	Amazon.com, Inc.*	$801,564
3,389	Apollo Group, Inc., Class A*	180,159
7,626	Bed Bath & Beyond, Inc.*	342,179
31,270	Comcast Corp., Class A	565,674
14,395	DIRECTV, Class A*	542,548
4,657	DISH Network Corp., Class A	97,098
6,171	Expedia, Inc.	133,047
4,022	Garmin Ltd.	135,059
11,843	Liberty Media Corp. - Interactive, Class A*	153,604
9,002	Mattel, Inc.	194,983
30,824	News Corp., Class A	406,877
2,968	O'Reilly Automotive, Inc.*	151,427
1,128	priceline.com, Inc.*	215,629
2,712	Ross Stores, Inc.	142,109
2,599	Sears Holdings Corp.*	228,868
10,525	Staples, Inc.	226,498
22,372	Starbucks Corp.	579,211
3,608	Urban Outfitters, Inc.*	130,970
7,293	Virgin Media, Inc.	117,855
2,905	Wynn Resorts Ltd.	243,671
		5,589,030
	Consumer Staples — 0.6%
5,009	Costco Wholesale Corp.	291,774
	Health Care — 12.0%
9,664	Amgen, Inc.*	500,402
6,343	Biogen Idec, Inc.*	300,848
9,866	Celgene Corp.*	520,530
1,580	Cephalon, Inc.*	92,999
1,766	Cerner Corp.*	147,832
3,058	DENTSPLY International, Inc.	99,171
5,317	Express Scripts, Inc.*	534,890
7,201	Genzyme Corp.*	350,329
19,182	Gilead Sciences, Inc.*	689,017
1,957	Henry Schein, Inc.*	110,394
5,882	Hologic, Inc.*	87,642
2,556	Illumina, Inc.*	107,454
842	Intuitive Surgical, Inc.*	271,772
3,961	Life Technologies Corp.*	198,288
6,744	Mylan, Inc.*	131,103
2,542	Patterson Cos., Inc.	75,523
5,084	QIAGEN N.V.*	107,171
15,934	Teva Pharmaceutical Industries Ltd. (ADR)^	853,267
4,540	Vertex Pharmaceuticals, Inc.*	157,039
5,423	Warner Chilcott plc, Class A*	125,380
		5,461,051

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 3.5%
3,567	C.H. Robinson Worldwide, Inc.	$207,278
3,970	Cintas Corp.	103,220
4,508	Expeditors International of Washington, Inc.	172,161
3,051	Fastenal Co.	153,893
1,615	First Solar, Inc.*	181,461
2,882	Foster Wheeler AG*	69,197
2,753	J.B. Hunt Transport Services, Inc.	95,061
2,187	Joy Global, Inc.	111,537
8,836	PACCAR, Inc.	362,276
1,928	Stericycle, Inc.*	113,019
		1,569,103
	Information Technology — 51.1%
24,513	Activision Blizzard, Inc.	263,515
11,118	Adobe Systems, Inc.*	356,665
9,053	Altera Corp.	213,379
27,376	Apple, Inc.*	7,040,012
15,034	Applied Materials, Inc.	194,089
5,181	Autodesk, Inc.*	151,596
7,722	Automatic Data Processing, Inc.	315,675
5,847	Baidu, Inc. (ADR)*^	428,059
4,596	BMC Software, Inc.*	170,098
8,660	Broadcom Corp., Class A	298,943
10,811	CA, Inc.	218,923
4,463	Check Point Software Technologies Ltd.*	136,880
44,276	Cisco Systems, Inc.*	1,025,432
4,727	Citrix Systems, Inc.*	206,145
6,277	Cognizant Technology Solutions Corp., Class A*	314,101
15,580	Dell, Inc.*	207,681
20,970	eBay, Inc.*	448,968
7,127	Electronic Arts, Inc.*	117,667
4,124	Fiserv, Inc.*	196,096
19,082	Flextronics International Ltd.*	125,178
3,463	FLIR Systems, Inc.*	98,661
3,211	Google, Inc., Class A*	1,557,913
2,385	Infosys Technologies Ltd. (ADR)^	136,161
41,868	Intel Corp.	896,813
8,637	Intuit, Inc.*	308,686
4,513	KLA-Tencor Corp.	138,865
2,859	Lam Research Corp.*	108,242
6,466	Linear Technology Corp.	180,789
3,715	Logitech International S.A. (Registered)*	52,716
12,906	Marvell Technology Group Ltd.*	244,956
6,492	Maxim Integrated Products, Inc.	115,298
3,315	Microchip Technology, Inc.	92,323
65,334	Microsoft Corp.	1,685,617

See accompanying notes to the financial statements.

138 :: Schedule of Portfolio Investments :: May 31, 2010

  TQQQ  UltraPro QQQ®

Shares		Value
	Common Stocks (a) (continued)
7,670	NetApp, Inc.*	$289,006
11,794	NVIDIA Corp.*	154,973
45,226	Oracle Corp.	1,020,751
7,421	Paychex, Inc.	211,795
43,872	QUALCOMM, Inc.	1,560,088
12,060	Research In Motion Ltd.*	732,042
5,032	SanDisk Corp.*	234,592
10,772	Seagate Technology*	165,458
18,248	Symantec Corp.*	258,574
3,744	VeriSign, Inc.*	104,495
7,944	Xilinx, Inc.	194,231
14,569	Yahoo!, Inc.*	223,488
		23,195,635
	Materials — 0.3%
2,531	Sigma-Aldrich Corp.	134,852
	Telecommunication Services — 1.3%
2,275	Millicom International Cellular S.A.	181,841
3,507	NII Holdings, Inc.*	127,900
14,110	Vodafone Group plc (ADR)	283,611
		593,352
	Total Common Stocks (Cost $38,195,308)	36,834,797
Principal Amount
	U.S. Government & Agency Security (a) — 1.8%
$836,666	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $836,666)	836,666
	Repurchase Agreements (a) — 12.6%
345,099	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $345,106 (b)	345,099
177,832	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $177,836 (c)	177,832
262,312	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $262,318 (d)	262,312
491,233	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $491,253 (e)	491,233
491,233	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $491,254 (f)	491,233

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,678,842	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,678,877 (g)	$1,678,842
654,977	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $655,005 (h)	654,977
533,497	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $533,508 (i)	533,497
690,197	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $690,212 (j)	690,197
412,274	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $412,283 (k)	412,274
	Total Repurchase Agreements (Cost $5,737,496)	5,737,496
	Total Investment Securities (Cost $44,769,470) — 95.5%	43,408,959
	Other assets less liabilities — 4.5%	2,024,192
	Net Assets — 100.0%	$45,433,151

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $1,417,487 or 3.12% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $21,482,041.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $352,001. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $181,389. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $267,558. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 139

  UltraPro QQQ®  TQQQ

U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $501,060. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $501,059. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,712,421. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $668,078. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $544,167. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $704,002. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $420,521. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$640,096
Aggregate gross unrealized depreciation	(2,416,950)
Net unrealized depreciation	$(1,776,854)
Federal income tax cost of investments	$45,185,813

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	238	06/18/10	$8,816,710	$(245,463)

Cash collateral in the amount of $826,709 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$9,501,628	$(131,444)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	21,123,758	1,169,413
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	10,982,568	(795,591)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	49,091,147	1,000,012
		$1,242,390

See accompanying notes to the financial statements.

140 :: Schedule of Portfolio Investments :: May 31, 2010

  UDOW  UltraPro Dow30SM

Shares		Value
	Common Stocks (a) — 52.0%
	Consumer Discretionary — 5.2%
4,737	Home Depot, Inc.	$160,395
4,737	McDonald's Corp.	316,763
4,737	Walt Disney Co. (The)	158,311
		635,469
	Consumer Staples — 7.4%
4,737	Coca-Cola Co. (The)	243,482
4,737	Kraft Foods, Inc., Class A	135,478
4,737	Procter & Gamble Co. (The)	289,383
4,737	Wal-Mart Stores, Inc.	239,503
		907,846
	Energy — 5.2%
4,737	Chevron Corp.	349,922
4,737	Exxon Mobil Corp.	286,399
		636,321
	Financials — 5.6%
4,737	American Express Co.	188,864
4,737	Bank of America Corp.	74,560
4,737	JPMorgan Chase & Co.	187,491
4,737	Travelers Cos., Inc. (The)	234,340
		685,255
	Health Care — 4.2%
4,737	Johnson & Johnson	276,167
4,737	Merck & Co., Inc.	159,590
4,737	Pfizer, Inc.	72,144
		507,901
	Industrials — 11.2%
4,737	3M Co.	375,691
4,737	Boeing Co. (The)	304,021
4,737	Caterpillar, Inc.	287,820
4,737	General Electric Co.	77,450
4,737	United Technologies Corp.	319,179
		1,364,161
	Information Technology — 9.4%
4,737	Cisco Systems, Inc.*	109,709
4,737	Hewlett-Packard Co.	217,949
4,737	Intel Corp.	101,466
4,737	International Business Machines Corp.	593,357
4,737	Microsoft Corp.	122,215
		1,144,696

Shares		Value
	Common Stocks (a) (continued)
	Materials — 1.8%
4,737	Alcoa, Inc.	$55,139
4,737	E.I. du Pont de Nemours & Co.	171,337
		226,476
	Telecommunication Services — 2.0%
4,737	AT&T, Inc.	115,109
4,737	Verizon Communications, Inc.	130,362
		245,471
	Total Common Stocks (Cost $6,407,541)	6,353,596
Principal Amount
	U.S. Government & Agency Security (a) — 5.5%
$674,732	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $674,732)	674,732
	Repurchase Agreements (a) — 37.7%
276,826	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $276,832 (b)	276,826
148,470	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $148,473 (c)	148,470
221,863	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $221,868 (d)	221,863
364,951	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $364,966 (e)	364,951
364,951	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $364,967 (f)	364,951
1,390,354	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,390,383 (g)	1,390,354
486,601	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $486,622 (h)	486,601
445,411	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $445,420 (i)	445,411

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 141

  UltraPro Dow30SM  UDOW

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$553,652	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $553,664 (j)	$553,652
357,774	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $357,782 (k)	357,774
	Total Repurchase Agreements (Cost $4,610,853)	4,610,853
	Total Investment Securities (Cost $11,693,126) — 95.2%	11,639,181
	Other assets less liabilities — 4.8%	581,512
	Net Assets — 100.0%	$12,220,693

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,859,859.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $282,363. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $151,439. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $226,300. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $372,252. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $372,251. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,418,163. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $496,334. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $454,320. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $564,726. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $364,930. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,428
Aggregate gross unrealized depreciation	(186,415)
Net unrealized depreciation	$(81,987)
Federal income tax cost of investments	$11,721,168

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: May 31, 2010

  UDOW  UltraPro Dow30SM

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	61	06/18/10	$3,088,430	$(29,664)

Cash collateral in the amount of $407,341 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on Dow Jones Industrial AverageSM Index	$455,602	$(16,029)
Equity Index Swap Agreement with Credit Suisse International, based on Dow Jones Industrial AverageSM Index	20,155,012	327,089
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	2,734,584	(129,732)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	3,878,640	29,700
		$211,028

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 143

  UltraPro S&P500®  UPRO

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 80.7%
7,994	3M Co. (Industrials)	0.5%	$634,004
17,439	Abbott Laboratories (Health Care)	0.6%	829,399
23,369	Altria Group, Inc. (Consumer Staples)	0.3%	474,157
3,845	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	482,394
13,442	American Express Co. (Financials)	0.4%	535,933
11,000	Amgen, Inc.* (Health Care)	0.4%	569,580
10,185	Apple, Inc.* (Information Technology)	1.9%	2,619,175
66,292	AT&T, Inc. (Telecommunication Services)	1.2%	1,610,896
112,680	Bank of America Corp. (Financials)	1.3%	1,773,583
18,588	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	1,311,383
8,502	Boeing Co. (The) (Industrials)	0.4%	545,658
22,558	Chevron Corp. (Energy)	1.2%	1,666,359
64,311	Cisco Systems, Inc.* (Information Technology)	1.0%	1,489,443
220,699	Citigroup, Inc.* (Financials)	0.6%	873,968
25,891	Coca-Cola Co. (The) (Consumer Staples)	1.0%	1,330,797
31,872	Comcast Corp., Class A (Consumer Discretionary)	0.4%	576,564
16,700	ConocoPhillips (Energy)	0.6%	866,062
15,618	CVS Caremark Corp. (Consumer Staples)	0.4%	540,851
53,029	Exxon Mobil Corp. (Energy)	2.3%	3,206,133
119,844	General Electric Co. (Industrials)	1.4%	1,959,449
5,911	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	852,721
2,714	Google, Inc., Class A* (Information Technology)	1.0%	1,316,779
26,441	Hewlett-Packard Co. (Information Technology)	0.9%	1,216,550
19,099	Home Depot, Inc. (Consumer Discretionary)	0.5%	646,692
62,046	Intel Corp. (Information Technology)	1.0%	1,329,025
14,590	International Business Machines Corp. (Information Technology)	1.3%	1,827,543
30,910	Johnson & Johnson (Health Care)	1.3%	1,802,053

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
44,625	JPMorgan Chase & Co. (Financials)	1.3%	$1,766,258
19,506	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	557,872
12,085	McDonald's Corp. (Consumer Discretionary)	0.6%	808,124
12,407	Medtronic, Inc. (Health Care)	0.4%	486,106
34,991	Merck & Co., Inc. (Health Care)	0.9%	1,178,847
85,704	Microsoft Corp. (Information Technology)	1.6%	2,211,163
9,120	Occidental Petroleum Corp. (Energy)	0.6%	752,491
43,903	Oracle Corp. (Information Technology)	0.7%	990,891
18,356	PepsiCo, Inc. (Consumer Staples)	0.8%	1,154,409
90,647	Pfizer, Inc. (Health Care)	1.0%	1,380,554
21,127	Philip Morris International, Inc. (Consumer Staples)	0.7%	932,123
32,624	Procter & Gamble Co. (The) (Consumer Staples)	1.5%	1,993,000
18,877	QUALCOMM, Inc. (Information Technology)	0.5%	671,266
13,440	Schlumberger Ltd. (Energy)	0.6%	754,656
8,450	Target Corp. (Consumer Discretionary)	0.3%	460,779
21,491	U.S. Bancorp (Financials)	0.4%	514,924
11,152	United Parcel Service, Inc., Class B (Industrials)	0.5%	699,900
10,518	United Technologies Corp. (Industrials)	0.5%	708,703
31,851	Verizon Communications, Inc. (Telecommunication Services)	0.6%	876,540
23,966	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	1,211,721
21,785	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	728,055
58,190	Wells Fargo & Co. (Financials)	1.2%	1,669,471
1,830,367	Other Common Stocks	40.3%	55,234,397
	Total Common Stocks (Cost $111,217,474)		110,629,401
Principal Amount
	U.S. Government & Agency Security (a) — 2.0%
$2,691,229	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $2,691,229)		2,691,229

See accompanying notes to the financial statements.

144 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UPRO  UltraPro S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 13.7%
$1,141,008	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,141,031 (b)	$1,141,008
466,254	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $466,264 (c)	466,254
627,911	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $627,925 (d)	627,911
2,232,762	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,232,853 (e)	2,232,762
2,232,762	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,232,858 (f)	2,232,762
4,637,914	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,638,012 (g)	4,637,914
2,977,016	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,977,143 (h)	2,977,016
1,398,762	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,398,792 (i)	1,398,762
2,282,016	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,282,067 (j)	2,282,016
797,106	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $797,124 (k)	797,106
	Total Repurchase Agreements (Cost $18,793,511)	18,793,511
	Total Investment Securities (Cost $132,702,214) — 96.4%	132,114,141
	Other assets in excess of liabilities — 3.6%	4,902,522
	Net Assets — 100.0%	$137,016,663

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $63,343,865.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,163,828. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $475,579. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $640,469. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,277,430. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,277,424. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $4,730,678. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,036,564. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,426,738. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 145

  UltraPro S&P500®  UPRO

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,327,661. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $813,050. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,860,021
Aggregate gross unrealized depreciation	(4,502,849)
Net unrealized depreciation	$(642,828)
Federal income tax cost of investments	$132,756,969

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	468	06/18/10	$25,482,600	$98,677

Cash collateral in the amount of $3,045,985 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$52,081,386	$779,832
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	17,227,084	1,707,638
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	66,254,286	(2,254,550)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	137,051,527	2,053,432
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	2,359,346	(148,545)
		$2,137,807

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	8.6%
Consumer Staples	9.1%
Energy	8.7%
Financials	13.1%
Health Care	9.4%
Industrials	8.5%
Information Technology	15.3%
Materials	2.8%
Telecommunication Services	2.3%
Utilities	2.9%
Other[1]	19.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

146 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UMDD  UltraPro MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 65.9%
1,279	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$66,201
1,266	Albemarle Corp. (Materials)	0.3%	54,514
2,288	AMB Property Corp. (REIT) (Financials)	0.3%	59,328
1,496	AMETEK, Inc. (Industrials)	0.3%	60,738
1,246	ANSYS, Inc.* (Information Technology)	0.3%	54,488
1,082	Ashland, Inc. (Materials)	0.3%	58,006
2,104	Avnet, Inc.* (Information Technology)	0.3%	60,427
969	Beckman Coulter, Inc. (Health Care)	0.3%	55,659
1,621	BorgWarner, Inc.* (Consumer Discretionary)	0.3%	60,398
1,121	Bucyrus International, Inc. (Industrials)	0.3%	60,041
3,090	CarMax, Inc.* (Consumer Discretionary)	0.3%	67,146
438	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.3%	62,319
979	Church & Dwight Co., Inc. (Consumer Staples)	0.3%	64,428
1,162	Cimarex Energy Co. (Energy)	0.4%	85,384
1,472	Cree, Inc.* (Information Technology)	0.5%	97,697
1,224	Dollar Tree, Inc.* (Consumer Discretionary)	0.4%	76,610
1,568	Edwards Lifesciences Corp.* (Health Care)	0.4%	79,231
968	Energizer Holdings, Inc.* (Consumer Staples)	0.3%	54,392
623	Equinix, Inc.* (Information Technology)	0.3%	57,322
822	Everest Re Group Ltd. (Financials)	0.3%	59,743
1,102	F5 Networks, Inc.* (Information Technology)	0.4%	77,504
849	Federal Realty Investment Trust (REIT) (Financials)	0.3%	62,571
1,257	Henry Schein, Inc.* (Health Care)	0.4%	70,907
3,583	Hologic, Inc.* (Health Care)	0.3%	53,387
1,427	Joy Global, Inc. (Industrials)	0.4%	72,777
1,408	Kansas City Southern* (Industrials)	0.3%	53,743
1,773	Lam Research Corp.* (Information Technology)	0.3%	67,126
948	Lubrizol Corp. (Materials)	0.4%	83,964

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,775	Macerich Co. (The) (REIT) (Financials)	0.4%	$73,414
1,135	Manpower, Inc. (Industrials)	0.2%	51,881
628	Martin Marietta Materials, Inc. (Materials)	0.3%	58,549
468	Mettler-Toledo International, Inc.* (Health Care)	0.3%	53,600
1,124	National Fuel Gas Co. (Utilities)	0.3%	54,626
1,628	Nationwide Health Properties, Inc. (REIT) (Financials)	0.3%	57,778
586	NetFlix, Inc.* (Consumer Discretionary)	0.3%	65,134
6,006	New York Community Bancorp, Inc. (Financials)	0.5%	96,396
1,842	Newfield Exploration Co.* (Energy)	0.5%	95,895
1,481	NSTAR (Utilities)	0.2%	51,998
85	NVR, Inc.* (Consumer Discretionary)	0.3%	58,249
1,115	Perrigo Co. (Health Care)	0.3%	66,242
1,713	PetSmart, Inc. (Consumer Discretionary)	0.3%	54,405
2,434	Pride International, Inc.* (Energy)	0.3%	60,290
1,042	ResMed, Inc.* (Health Care)	0.3%	65,531
1,444	Rovi Corp.* (Information Technology)	0.3%	53,919
1,079	SL Green Realty Corp. (REIT) (Financials)	0.3%	67,211
1,204	Sybase, Inc.* (Information Technology)	0.4%	77,453
1,344	Universal Health Services, Inc., Class B (Health Care)	0.3%	56,959
1,165	URS Corp.* (Industrials)	0.2%	51,936
2,781	Vertex Pharmaceuticals, Inc.* (Health Care)	0.5%	96,195
413,408	Other Common Stocks	49.8%	9,866,233
	Total Common Stocks (Cost $12,566,819)		13,069,945
Principal Amount
	U.S. Government & Agency Security (a) — 3.5%
$685,928	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $685,928)		685,928

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 147

  UltraPro MidCap400  UMDD

Principal Amount		Value
	Repurchase Agreements (a) — 24.2%
$291,208	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $291,214 (b)	$291,208
117,493	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $117,495 (c)	117,493
157,297	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $157,300 (d)	157,297
577,366	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $577,390 (e)	577,366
577,366	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $577,391 (f)	577,366
1,172,408	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,172,433 (g)	1,172,408
769,821	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $769,854 (h)	769,821
352,480	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $352,487 (i)	352,480
582,416	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $582,429 (j)	582,416
196,442	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $196,446 (k)	196,442
	Total Repurchase Agreements (Cost $4,794,297)	4,794,297
	Total Investment Securities (Cost $18,047,044) — 93.6%	18,550,170
	Other assets in excess of liabilities — 6.4%	1,267,613
	Net Assets — 100.0%	$19,817,783

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,719,449.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $297,032. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $119,843. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $160,443. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $588,917. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $588,915. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,195,858. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $785,219. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $359,530. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

148 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UMDD  UltraPro MidCap400

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $594,066. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $200,371. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,488
Aggregate gross unrealized depreciation	(392,679)
Net unrealized appreciation	$496,809
Federal income tax cost of investments	$18,053,361

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	22	06/18/10	$1,677,720	$33,720

Cash collateral in the amount of $310,171 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$6,494,491	$177,366
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	15,615,376	(1,076,459)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	22,631,245	1,904,957
		$1,005,864

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	9.8%
Consumer Staples	2.4%
Energy	3.8%
Financials	13.7%
Health Care	8.1%
Industrials	9.5%
Information Technology	9.9%
Materials	4.4%
Telecommunication Services	0.5%
Utilities	3.8%
Other[1]	34.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 149

  UltraPro Russell2000  URTY

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 72.5%
601	AMERIGROUP Corp.* (Health Care)	0.1%	$21,588
2,146	Ares Capital Corp. (Financials)	0.2%	29,057
1,397	Assured Guaranty Ltd. (Financials)	0.2%	23,470
764	Atheros Communications, Inc.* (Information Technology)	0.2%	25,976
767	Atlas Energy, Inc.* (Energy)	0.2%	23,685
618	Bally Technologies, Inc.* (Consumer Discretionary)	0.2%	26,265
1,289	BioMed Realty Trust, Inc. (REIT) (Financials)	0.1%	21,926
1,320	Brigham Exploration Co.* (Energy)	0.2%	22,678
577	Casey's General Stores, Inc. (Consumer Staples)	0.1%	21,274
1,565	CBL & Associates Properties, Inc. (REIT) (Financials)	0.1%	22,364
578	CLARCOR, Inc. (Industrials)	0.1%	20,958
149	Deckers Outdoor Corp.* (Consumer Discretionary)	0.1%	21,563
2,331	Developers Diversified Realty Corp. (REIT) (Financials)	0.2%	26,667
472	Domtar Corp.* (Materials)	0.2%	28,886
20,966	E*Trade Financial Corp.* (Financials)	0.2%	31,030
1,676	East West Bancorp, Inc. (Financials)	0.2%	28,492
525	Entertainment Properties Trust (REIT) (Financials)	0.1%	21,493
1,217	FirstMerit Corp. (Financials)	0.2%	22,685
1,366	GrafTech International Ltd.* (Industrials)	0.2%	22,689
1,059	HealthSouth Corp.* (Health Care)	0.1%	21,032
804	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	23,686
2,076	Human Genome Sciences, Inc.* (Health Care)	0.3%	51,402
1,037	Informatica Corp.* (Information Technology)	0.2%	26,755
571	J. Crew Group, Inc.* (Consumer Discretionary)	0.2%	26,060
951	Jack Henry & Associates, Inc. (Information Technology)	0.2%	22,862

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,183	MFA Financial, Inc. (REIT) (Financials)	0.2%	$23,331
2,276	MGIC Investment Corp.* (Financials)	0.1%	21,303
381	Nordson Corp. (Industrials)	0.2%	25,386
709	Owens & Minor, Inc. (Health Care)	0.1%	21,178
1,316	Parametric Technology Corp.* (Information Technology)	0.1%	21,688
834	Piedmont Natural Gas Co., Inc. (Utilities)	0.1%	21,192
952	Polycom, Inc.* (Information Technology)	0.2%	28,589
376	ProAssurance Corp.* (Financials)	0.1%	22,131
435	Regal-Beloit Corp. (Industrials)	0.2%	26,226
435	Rock-Tenn Co., Class A (Materials)	0.1%	22,385
630	Salix Pharmaceuticals Ltd.* (Health Care)	0.1%	22,636
2,005	Skyworks Solutions, Inc.* (Information Technology)	0.2%	31,940
789	Solera Holdings, Inc. (Information Technology)	0.2%	27,363
761	Sotheby's (Consumer Discretionary)	0.2%	24,733
664	STERIS Corp. (Health Care)	0.1%	21,135
850	Tempur-Pedic International, Inc.* (Consumer Discretionary)	0.2%	28,220
641	Thoratec Corp.* (Health Care)	0.2%	28,121
1,891	TIBCO Software, Inc.* (Information Technology)	0.1%	21,576
484	Towers Watson & Co., Class A (Industrials)	0.1%	22,264
408	Tractor Supply Co. (Consumer Discretionary)	0.2%	27,646
711	Tupperware Brands Corp. (Consumer Discretionary)	0.2%	30,210
1,897	UAL Corp.* (Industrials)	0.2%	37,959
520	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	22,147
819	WR Grace & Co.* (Materials)	0.1%	20,991
780,942	Other Common Stocks	64.6%	10,113,573
	Total Common Stocks (Cost $11,232,338)		11,348,466

See accompanying notes to the financial statements.

150 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  URTY  UltraPro Russell2000

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0%
83	Zion Oil & Gas, Inc., expiring 06/30/10 at $5.00*^	0.0%	$21
	Total Rights (Cost $—)		21
Principal Amount
	U.S. Government & Agency Security (a) — 1.7%
$272,597	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $272,597)		272,597
	Repurchase Agreements (a) — 11.8%
110,177	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $110,179 (b)		110,177
65,662	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $65,663 (c)		65,662
101,224	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $101,226 (d)		101,224
112,398	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $112,403 (e)		112,398
112,398	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $112,403 (f)		112,398
602,643	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $602,656 (g)		602,643
149,864	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $149,870 (h)		149,864
196,986	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $196,990 (i)		196,986
220,354	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $220,359 (j)		220,354

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$172,951	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $172,955 (k)	$172,951
	Total Repurchase Agreements (Cost $1,844,657)	1,844,657
	Total Investment Securities (Cost $13,349,592) — 86.0%	13,465,741
	Other assets in excess of liabilities — 14.0%	2,196,717
	Net Assets — 100.0%	$15,662,458

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $21 or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $10,460,527.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $112,381. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $66,975. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $103,248. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $114,647. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 151

  UltraPro Russell2000  URTY

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $114,646. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $614,697. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $152,862. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $200,926. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $224,762. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $176,411. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$625,011
Aggregate gross unrealized depreciation	(514,615)
Net unrealized appreciation	$110,396
Federal income tax cost of investments	$13,355,345

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	62	06/18/10	$4,097,580	$38,616

Cash collateral in the amount of $317,898 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$2,624,281	$(58,137)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	22,232,574	2,338,474
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	1,197,675	(445,525)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	5,493,734	170,978
		$2,005,790

See accompanying notes to the financial statements.

152 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  URTY  UltraPro Russell2000

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	11.1%
Consumer Staples	2.3%
Energy	3.5%
Financials	15.6%
Health Care	9.9%
Industrials	11.3%
Information Technology	12.7%
Materials	3.3%
Telecommunication Services	0.6%
Utilities	2.2%
Other[1]	27.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 153

  Ultra Russell1000 Value  UVG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 66.7%
1,387	American Express Co. (Financials)	0.4%	$55,300
835	Anadarko Petroleum Corp. (Energy)	0.3%	43,696
561	Apache Corp. (Energy)	0.4%	50,232
9,871	AT&T, Inc. (Telecommunication Services)	1.8%	239,865
16,639	Bank of America Corp. (Financials)	1.9%	261,898
1,590	Bank of New York Mellon Corp. (The) (Financials)	0.3%	43,248
1,115	Boeing Co. (The) (Industrials)	0.5%	71,561
3,354	Chevron Corp. (Energy)	1.8%	247,760
31,632	Citigroup, Inc.* (Financials)	0.9%	125,263
829	Coca-Cola Co. (The) (Consumer Staples)	0.3%	42,611
4,449	Comcast Corp., Class A (Consumer Discretionary)	0.6%	80,482
2,479	ConocoPhillips (Energy)	0.9%	128,561
1,583	CVS Caremark Corp. (Consumer Staples)	0.4%	54,819
743	Devon Energy Corp. (Energy)	0.3%	47,441
987	Dominion Resources, Inc. (Utilities)	0.3%	38,454
1,861	Dow Chemical Co. (The) (Materials)	0.4%	50,080
3,018	EMC Corp.* (Information Technology)	0.4%	56,195
419	EOG Resources, Inc. (Energy)	0.3%	43,928
1,006	Exelon Corp. (Utilities)	0.3%	38,832
6,058	Exxon Mobil Corp. (Energy)	2.7%	366,267
521	FedEx Corp. (Industrials)	0.3%	43,498
5,541	Ford Motor Co.* (Consumer Discretionary)	0.5%	64,996
17,716	General Electric Co. (Industrials)	2.1%	289,657
790	Goldman Sachs Group, Inc. (The) (Financials)	0.8%	113,965
904	Hewlett-Packard Co. (Information Technology)	0.3%	41,593
2,648	Home Depot, Inc. (Consumer Discretionary)	0.7%	89,661
3,579	Intel Corp. (Information Technology)	0.6%	76,662
1,042	Johnson & Johnson (Health Care)	0.4%	60,749

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
6,647	JPMorgan Chase & Co. (Financials)	1.9%	$263,088
2,464	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	70,470
1,689	Lowe's Cos., Inc. (Consumer Discretionary)	0.3%	41,803
3,127	Merck & Co., Inc. (Health Care)	0.8%	105,349
965	MetLife, Inc. (Financials)	0.3%	39,073
1,746	Morgan Stanley (Financials)	0.3%	47,334
3,809	News Corp., Class A (Consumer Discretionary)	0.4%	50,279
1,356	Occidental Petroleum Corp. (Energy)	0.8%	111,884
13,487	Pfizer, Inc. (Health Care)	1.5%	205,407
865	PNC Financial Services Group, Inc. (Financials)	0.4%	54,279
1,682	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	102,753
1,093	Schlumberger Ltd. (Energy)	0.4%	61,372
1,380	Southern Co. (Utilities)	0.3%	45,126
2,002	Time Warner, Inc. (Consumer Discretionary)	0.5%	62,042
859	Travelers Cos., Inc. (The) (Financials)	0.3%	42,495
3,175	U.S. Bancorp (Financials)	0.6%	76,073
1,990	UnitedHealth Group, Inc. (Health Care)	0.4%	57,849
4,752	Verizon Communications, Inc. (Telecommunication Services)	1.0%	130,775
3,167	Walt Disney Co. (The) (Consumer Discretionary)	0.8%	105,841
7,379	Wells Fargo & Co. (Financials)	1.6%	211,704
970	XTO Energy, Inc. (Energy)	0.3%	41,458
173,361	Other Common Stocks	31.6%	4,321,881
	Total Common Stocks (Cost $8,730,655)		9,115,609
Principal Amount
	U.S. Government & Agency Security (a) — 5.9%
$803,958	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $803,958)		803,958

See accompanying notes to the financial statements.

154 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UVG  Ultra Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 41.2%
$341,415	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $341,422 (b)	$341,415
137,377	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $137,380 (c)	137,377
183,684	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $183,688 (d)	183,684
678,772	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $678,800 (e)	678,772
678,772	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $678,801 (f)	678,772
1,371,746	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,371,775 (g)	1,371,746
905,029	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $905,068 (h)	905,029
412,132	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $412,141 (i)	412,132
682,829	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $682,844 (j)	682,829
228,578	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $228,583 (k)	228,578
	Total Repurchase Agreements (Cost $5,620,334)	5,620,334
	Total Investment Securities (Cost $15,154,947) — 113.8%	15,539,901
	Liabilities in excess of other assets — (13.8%)	(1,879,780)
	Net Assets — 100.0%	$13,660,121

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $8,618,875.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $348,243. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $140,125. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $187,358. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $692,351. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $692,349. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,399,183. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $923,132. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $420,375. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 155

  Ultra Russell1000 Value  UVG

U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $696,487. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $233,150. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$897,790
Aggregate gross unrealized depreciation	(1,045,393)
Net unrealized depreciation	$(147,603)
Federal income tax cost of investments	$15,687,504

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	$3,629,539	$(353,078)
Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	1,666,332	(163,945)
Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	10,269,783	(1,159,003)
Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	2,644,008	(181,501)
		$(1,857,527)

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	7.4%
Consumer Staples	3.7%
Energy	11.6%
Financials	17.5%
Health Care	5.5%
Industrials	7.2%
Information Technology	3.3%
Materials	2.7%
Telecommunication Services	3.4%
Utilities	4.4%
Other[1]	33.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

156 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UKF  Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 56.6%
990	3M Co. (Industrials)	0.6%	$78,517
2,203	Abbott Laboratories (Health Care)	0.8%	104,775
2,948	Altria Group, Inc. (Consumer Staples)	0.4%	59,815
469	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	58,841
1,366	Amgen, Inc.* (Health Care)	0.5%	70,731
1,272	Apple, Inc.* (Information Technology)	2.4%	327,108
863	Baxter International, Inc. (Health Care)	0.3%	36,444
1,352	Bristol-Myers Squibb Co. (Health Care)	0.2%	31,380
656	Celgene Corp.* (Health Care)	0.3%	34,611
8,223	Cisco Systems, Inc.* (Information Technology)	1.4%	190,445
2,594	Coca-Cola Co. (The) (Consumer Staples)	1.0%	133,332
712	Colgate-Palmolive Co. (Consumer Staples)	0.4%	55,600
1,892	Corning, Inc. (Information Technology)	0.2%	32,978
619	Costco Wholesale Corp. (Consumer Staples)	0.3%	36,057
2,442	Dell, Inc.* (Information Technology)	0.2%	32,552
1,071	Emerson Electric Co. (Industrials)	0.4%	49,737
391	Express Scripts, Inc.* (Health Care)	0.3%	39,335
1,795	Exxon Mobil Corp. (Energy)	0.8%	108,526
1,292	Gilead Sciences, Inc.* (Health Care)	0.3%	46,409
341	Google, Inc., Class A* (Information Technology)	1.2%	165,446
2,639	Hewlett-Packard Co. (Information Technology)	0.9%	121,420
1,061	Honeywell International, Inc. (Industrials)	0.3%	45,379
4,913	Intel Corp. (Information Technology)	0.8%	105,236
1,884	International Business Machines Corp. (Information Technology)	1.7%	235,990
3,041	Johnson & Johnson (Health Care)	1.3%	177,290
430	Lockheed Martin Corp. (Industrials)	0.2%	34,366
1,573	McDonald's Corp. (Consumer Discretionary)	0.8%	105,187
651	Medco Health Solutions, Inc.* (Health Care)	0.3%	37,530

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,596	Medtronic, Inc. (Health Care)	0.5%	$62,531
1,683	Merck & Co., Inc. (Health Care)	0.4%	56,700
10,988	Microsoft Corp. (Information Technology)	2.1%	283,490
778	Monsanto Co. (Materials)	0.3%	39,577
682	Newmont Mining Corp. (Materials)	0.3%	36,705
515	NIKE, Inc., Class B (Consumer Discretionary)	0.3%	37,276
5,449	Oracle Corp. (Information Technology)	0.9%	122,984
2,304	PepsiCo, Inc. (Consumer Staples)	1.1%	144,899
2,640	Philip Morris International, Inc. (Consumer Staples)	0.9%	116,477
438	Praxair, Inc. (Materials)	0.2%	33,989
2,722	Procter & Gamble Co. (The) (Consumer Staples)	1.2%	166,287
2,360	QUALCOMM, Inc. (Information Technology)	0.6%	83,922
774	Schlumberger Ltd. (Energy)	0.3%	43,460
1,072	Target Corp. (Consumer Discretionary)	0.4%	58,456
1,816	Texas Instruments, Inc. (Information Technology)	0.3%	44,347
986	United Parcel Service, Inc., Class B (Industrials)	0.5%	61,881
1,095	United Technologies Corp. (Industrials)	0.5%	73,781
641	Visa, Inc., Class A (Information Technology)	0.3%	46,447
1,414	Walgreen Co. (Consumer Staples)	0.3%	45,305
3,152	Wal-Mart Stores, Inc. (Consumer Staples)	1.2%	159,365
1,092	Wells Fargo & Co. (Financials)	0.2%	31,329
104,915	Other Common Stocks	25.1%	3,425,519
	Total Common Stocks (Cost $7,375,221)		7,729,764
Principal Amount
	U.S. Government & Agency Security (a) — 7.1%
$970,991	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $970,991)		970,991

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 157

  Ultra Russell1000 Growth  UKF

Principal Amount		Value
	Repurchase Agreements (a) — 49.8%
$412,370	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $412,378 (b)	$412,370
165,844	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $165,848 (c)	165,844
221,693	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $221,698 (d)	221,693
820,259	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $820,292 (e)	820,259
820,259	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $820,294 (f)	820,259
1,656,203	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,656,238 (g)	1,656,203
1,093,679	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,093,726 (h)	1,093,679
497,533	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $497,544 (i)	497,533
824,740	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $824,758 (j)	824,740
275,693	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $275,699 (k)	275,693
	Total Repurchase Agreements (Cost $6,788,273)	6,788,273
	Total Investment Securities (Cost $15,134,485) — 113.5%	15,489,028
	Liabilities in excess of other assets — (13.5%)	(1,840,508)
	Net Assets — 100.0%	$13,648,520

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $8,486,466.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $420,617. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $169,161. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $226,127. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $836,669. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $836,667. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,689,329. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,115,555. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $507,484. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

158 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UKF  Ultra Russell1000 Growth

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $841,237. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $281,208. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$615,887
Aggregate gross unrealized depreciation	(1,556,445)
Net unrealized depreciation	$(940,558)
Federal income tax cost of investments	$16,429,586

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$4,918,811	$(424,756)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	2,211,424	(156,300)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	9,271,082	—
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,162,805	(203,112)
		$(784,168)

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	6.5%
Consumer Staples	8.9%
Energy	2.1%
Financials	2.9%
Health Care	8.7%
Industrials	6.2%
Information Technology	18.4%
Materials	2.1%
Telecommunication Services	0.3%
Utilities	0.5%
Other[1]	43.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 159

  Ultra Russell MidCap Value  UVU

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 60.0%
1,030	Ameriprise Financial, Inc. (Financials)	0.3%	$40,984
2,386	Annaly Capital Management, Inc. (REIT) (Financials)	0.3%	40,467
1,213	AON Corp. (Financials)	0.4%	47,877
350	AvalonBay Communities, Inc. (REIT) (Financials)	0.3%	34,321
607	Boston Properties, Inc. (REIT) (Financials)	0.4%	46,545
2,662	CBS Corp., Class B (Consumer Discretionary)	0.3%	38,759
1,300	CenturyTel, Inc. (Telecommunication Services)	0.4%	44,629
1,118	CIGNA Corp. (Health Care)	0.3%	37,419
664	Computer Sciences Corp.* (Information Technology)	0.3%	33,193
1,960	ConAgra Foods, Inc. (Consumer Staples)	0.4%	47,393
1,203	Consolidated Edison, Inc. (Utilities)	0.4%	51,236
593	Cummins, Inc. (Industrials)	0.3%	40,312
1,113	Dr. Pepper Snapple Group, Inc. (Consumer Staples)	0.3%	42,138
718	DTE Energy Co. (Utilities)	0.3%	32,676
726	Eaton Corp. (Industrials)	0.4%	50,784
1,428	Edison International (Utilities)	0.4%	46,210
1,200	Equity Residential (REIT) (Financials)	0.4%	54,156
3,486	Fifth Third Bancorp (Financials)	0.4%	45,283
1,322	Forest Laboratories, Inc.* (Health Care)	0.3%	34,213
1,945	Hartford Financial Services Group, Inc. (Financials)	0.4%	48,761
2,863	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.3%	40,826
1,894	International Paper Co. (Materials)	0.4%	43,998
1,766	Invesco Ltd. (Financials)	0.3%	32,777
719	ITT Corp. (Industrials)	0.3%	34,713
511	L-3 Communications Holdings, Inc. (Industrials)	0.3%	42,224
2,613	Liberty Media Corp. - Interactive, Class A* (Consumer Discretionary)	0.3%	33,891
1,843	Macy's, Inc. (Consumer Discretionary)	0.3%	40,933

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,118	Marsh & McLennan Cos., Inc. (Financials)	0.4%	$46,194
836	Murphy Oil Corp. (Energy)	0.4%	44,626
760	Noble Energy, Inc. (Energy)	0.4%	45,212
703	Parker Hannifin Corp. (Industrials)	0.4%	43,206
721	PPG Industries, Inc. (Materials)	0.4%	46,194
1,223	Progress Energy, Inc. (Utilities)	0.4%	47,196
2,680	Progressive Corp. (The) (Financials)	0.4%	52,501
763	Questar Corp. (Utilities)	0.3%	34,228
6,453	Qwest Communications International, Inc. (Telecommunication Services)	0.3%	33,814
5,062	Regions Financial Corp. (Financials)	0.3%	38,623
1,704	Safeway, Inc. (Consumer Staples)	0.3%	37,727
2,293	Sara Lee Corp. (Consumer Staples)	0.3%	32,492
1,071	Sempra Energy (Utilities)	0.4%	49,266
2,827	Spectra Energy Corp. (Energy)	0.5%	56,568
683	Stanley Black & Decker, Inc. (Consumer Discretionary)	0.3%	38,105
2,186	SunTrust Banks, Inc. (Financials)	0.5%	58,913
1,452	Unum Group (Financials)	0.3%	33,541
674	Vornado Realty Trust (REIT) (Financials)	0.4%	52,356
926	Weyerhaeuser Co. (Materials)	0.3%	39,429
324	Whirlpool Corp. (Consumer Discretionary)	0.3%	33,839
1,997	Xcel Energy, Inc. (Utilities)	0.3%	40,919
4,566	Xerox Corp. (Information Technology)	0.4%	42,509
238,770	Other Common Stocks	42.8%	5,169,463
	Total Common Stocks (Cost $7,402,122)		7,243,639
Principal Amount
	U.S. Government & Agency Security (a) — 6.8%
$820,317	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $820,317)		820,317

See accompanying notes to the financial statements.

160 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UVU  Ultra Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a) — 47.1%
$344,032	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $344,039 (b)	$344,032
154,965	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $154,968 (c)	154,965
217,611	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $217,616 (d)	217,611
601,300	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $601,325 (e)	601,300
601,300	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $601,326 (f)	601,300
1,506,272	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,506,304 (g)	1,506,272
801,733	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $801,767 (h)	801,733
464,896	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $464,906 (i)	464,896
688,063	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $688,078 (j)	688,063
307,220	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $307,227 (k)	307,220
	Total Repurchase Agreements (Cost $5,687,392)	5,687,392
	Total Investment Securities (Cost $13,909,831) — 113.9%	13,751,348
	Liabilities in excess of other assets — (13.9%)	(1,678,665)
	Net Assets — 100.0%	$12,072,683

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,951,229.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $350,913. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $158,064. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $221,963. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $613,329. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $613,328. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,536,399. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $817,770. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $474,194. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 161

  Ultra Russell MidCap Value  UVU

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $701,826. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $313,365. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$340,690
Aggregate gross unrealized depreciation	(979,660)
Net unrealized depreciation	$(638,970)
Federal income tax cost of investments	$14,390,318

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$2,639,549	$(291,042)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	1,647,877	(133,645)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	8,857,502	(998,859)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	3,760,222	(222,288)
		$(1,645,834)

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	8.2%
Consumer Staples	3.8%
Energy	5.0%
Financials	17.7%
Health Care	2.4%
Industrials	6.4%
Information Technology	4.0%
Materials	4.6%
Telecommunication Services	1.5%
Utilities	6.4%
Other[1]	40.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

162 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UKW  Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 74.8%
2,477	Agilent Technologies, Inc.* (Information Technology)	0.5%	$80,156
1,248	Akamai Technologies, Inc.* (Information Technology)	0.3%	49,571
2,119	Altera Corp. (Information Technology)	0.3%	49,945
1,802	AmerisourceBergen Corp. (Health Care)	0.4%	56,367
1,237	Amphenol Corp., Class A (Information Technology)	0.4%	52,449
2,103	Analog Devices, Inc. (Information Technology)	0.4%	61,345
3,083	Avon Products, Inc. (Consumer Staples)	0.6%	81,669
1,884	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.6%	84,535
1,224	C.H. Robinson Worldwide, Inc. (Industrials)	0.5%	71,127
717	C.R. Bard, Inc. (Health Care)	0.4%	58,055
1,598	Cameron International Corp.* (Energy)	0.4%	57,848
1,307	Citrix Systems, Inc.* (Information Technology)	0.4%	56,998
891	Clorox Co. (Consumer Staples)	0.4%	55,973
2,293	Coach, Inc. (Consumer Discretionary)	0.6%	94,265
2,110	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.7%	105,584
1,630	CONSOL Energy, Inc. (Energy)	0.4%	59,462
5,572	Delta Air Lines, Inc.* (Industrials)	0.5%	75,668
1,889	Discovery Communications, Inc., Class C* (Consumer Discretionary)	0.4%	59,957
1,708	Ecolab, Inc. (Materials)	0.5%	80,669
1,533	Expeditors International of Washington, Inc. (Industrials)	0.4%	58,545
1,124	Fiserv, Inc.* (Information Technology)	0.4%	53,446
1,299	Fluor Corp. (Industrials)	0.4%	60,949
892	FMC Technologies, Inc.* (Energy)	0.4%	51,870
894	Goodrich Corp. (Industrials)	0.4%	62,044
1,840	H. J. Heinz Co. (Consumer Staples)	0.5%	81,291
1,159	Hospira, Inc.* (Health Care)	0.4%	60,338
526	IntercontinentalExchange, Inc.* (Financials)	0.4%	61,084

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,333	Intuit, Inc.* (Information Technology)	0.6%	$83,381
273	Intuitive Surgical, Inc.* (Health Care)	0.6%	88,116
782	Laboratory Corp. of America Holdings* (Health Care)	0.4%	59,127
1,118	Life Technologies Corp.* (Health Care)	0.4%	55,967
995	Lorillard, Inc. (Consumer Staples)	0.5%	71,133
3,347	Marvell Technology Group Ltd.* (Information Technology)	0.4%	63,526
2,271	McGraw-Hill Cos., Inc. (The) (Consumer Discretionary)	0.4%	63,134
2,403	NetApp, Inc.* (Information Technology)	0.6%	90,545
3,944	NVIDIA Corp.* (Information Technology)	0.4%	51,824
980	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.3%	50,000
2,324	Paychex, Inc. (Information Technology)	0.5%	66,327
2,716	PPL Corp. (Utilities)	0.5%	70,100
1,011	Precision Castparts Corp. (Industrials)	0.8%	117,984
342	priceline.com, Inc.* (Consumer Discretionary)	0.4%	65,377
2,244	Principal Financial Group, Inc. (Financials)	0.4%	61,014
971	Public Storage (REIT) (Financials)	0.6%	90,002
1,122	Quest Diagnostics, Inc. (Health Care)	0.4%	59,185
1,144	Rockwell Collins, Inc. (Industrials)	0.5%	66,741
782	Salesforce.com, Inc.* (Information Technology)	0.5%	67,666
1,845	T. Rowe Price Group, Inc. (Financials)	0.6%	91,364
2,984	TJX Cos., Inc. (Consumer Discretionary)	0.9%	135,653
1,450	Western Digital Corp.* (Information Technology)	0.3%	50,474
269,253	Other Common Stocks	51.8%	7,695,061
	Total Common Stocks (Cost $9,495,152)		11,094,911
Principal Amount
	U.S. Government & Agency Security (a) — 4.6%
$687,986	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $687,986)		687,986

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 163

  Ultra Russell MidCap Growth  UKW

Principal Amount		Value
	Repurchase Agreements (a) — 32.4%
$292,210	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $292,216 (b)	$292,210
117,406	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $117,408 (c)	117,406
156,872	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $156,875 (d)	156,872
581,810	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $581,834 (e)	581,810
581,810	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $581,835 (f)	581,810
1,172,758	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,172,783 (g)	1,172,758
775,746	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $775,779 (h)	775,746
352,219	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $352,226 (i)	352,219
584,421	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $584,434 (j)	584,421
194,834	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $194,838 (k)	194,834
	Total Repurchase Agreements (Cost $4,810,086)	4,810,086
	Total Investment Securities (Cost $14,993,224) — 111.8%	16,592,983
	Liabilities in excess of other assets — (11.8%)	(1,750,979)
	Net Assets — 100.0%	$14,842,004

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $7,460,620.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $298,054. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $119,754. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $160,009. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $593,449. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $593,448. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,196,215. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $791,263. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $359,264. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

164 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UKW  Ultra Russell MidCap Growth

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $596,111. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $198,731. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,216,851
Aggregate gross unrealized depreciation	(917,931)
Net unrealized appreciation	$298,920
Federal income tax cost of investments	$16,294,063

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$2,428,540	$(227,967)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	1,604,146	(154,440)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	11,122,156	(1,164,577)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	3,439,821	(172,669)
		$(1,719,653)

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	13.8%
Consumer Staples	5.2%
Energy	3.6%
Financials	6.5%
Health Care	10.5%
Industrials	11.3%
Information Technology	17.6%
Materials	3.5%
Telecommunication Services	0.8%
Utilities	2.0%
Other[1]	25.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 165

  Ultra Russell2000 Value  UVT

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 75.7%
1,016	Alaska Air Group, Inc.* (Industrials)	0.2%	$47,447
9,952	American Capital Ltd.* (Financials)	0.3%	53,044
5,211	Apollo Investment Corp. (Financials)	0.3%	54,351
5,590	Ares Capital Corp. (Financials)	0.4%	75,689
3,186	Assured Guaranty Ltd. (Financials)	0.3%	53,525
1,498	Berry Petroleum Co., Class A (Energy)	0.2%	46,049
3,358	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	57,120
2,608	Brunswick Corp. (Consumer Discretionary)	0.2%	45,562
4,077	CBL & Associates Properties, Inc. (REIT) (Financials)	0.3%	58,260
1,786	Cleco Corp. (Utilities)	0.2%	47,275
1,337	Curtiss-Wright Corp. (Industrials)	0.2%	44,281
4,119	Dana Holding Corp.* (Consumer Discretionary)	0.2%	44,732
6,071	Developers Diversified Realty Corp. (REIT) (Financials)	0.3%	69,452
1,514	Dillard's, Inc., Class A (Consumer Discretionary)	0.2%	43,437
1,228	Domtar Corp.* (Materials)	0.4%	75,154
54,420	E*Trade Financial Corp.* (Financials)	0.4%	80,542
4,364	East West Bancorp, Inc. (Financials)	0.4%	74,188
7,932	Eastman Kodak Co.* (Consumer Discretionary)	0.2%	44,736
1,362	Entertainment Properties Trust (REIT) (Financials)	0.3%	55,760
3,158	FirstMerit Corp. (Financials)	0.3%	58,865
2,095	Highwoods Properties, Inc. (REIT) (Financials)	0.3%	61,719
1,025	Home Properties, Inc. (REIT) (Financials)	0.2%	49,846
791	Iberiabank Corp. (Financials)	0.2%	43,450
1,394	IDACORP, Inc. (Utilities)	0.2%	46,072
7,491	JetBlue Airways Corp.* (Industrials)	0.2%	46,444
2,526	Jones Apparel Group, Inc. (Consumer Discretionary)	0.2%	49,611
1,547	Kilroy Realty Corp. (REIT) (Financials)	0.3%	50,896
2,064	LaSalle Hotel Properties (REIT) (Financials)	0.2%	46,440

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
8,289	MFA Financial, Inc. (REIT) (Financials)	0.3%	$60,758
5,928	MGIC Investment Corp.* (Financials)	0.3%	55,486
1,340	Moog, Inc., Class A* (Industrials)	0.2%	44,233
2,364	National Retail Properties, Inc. (REIT) (Financials)	0.3%	51,961
1,337	Nicor, Inc. (Utilities)	0.3%	54,028
658	Nordson Corp. (Industrials)	0.2%	43,843
2,139	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.2%	42,481
2,038	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	51,786
1,323	Platinum Underwriters Holdings Ltd. (Financials)	0.2%	48,700
1,497	Polycom, Inc.* (Information Technology)	0.2%	44,955
978	ProAssurance Corp.* (Financials)	0.3%	57,565
1,364	Prosperity Bancshares, Inc. (Financials)	0.2%	49,159
1,128	Regal-Beloit Corp. (Industrials)	0.3%	68,007
1,953	Rent-A-Center, Inc.* (Consumer Discretionary)	0.2%	47,302
3,520	Solutia, Inc.* (Materials)	0.3%	53,328
1,099	SVB Financial Group* (Financials)	0.2%	49,301
1,029	TreeHouse Foods, Inc.* (Consumer Staples)	0.2%	47,437
1,883	Trustmark Corp. (Financials)	0.2%	42,123
3,356	Umpqua Holdings Corp. (Financials)	0.2%	42,151
1,531	Washington Real Estate Investment Trust (REIT) (Financials)	0.2%	44,981
1,483	WGL Holdings, Inc. (Utilities)	0.3%	50,200
1,062,561	Other Common Stocks	63.2%	12,950,506
	Total Common Stocks (Cost $15,070,371)		15,524,238
Principal Amount
	U.S. Government & Agency Security (a) — 5.0%
$1,034,942	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,034,942)		1,034,942

See accompanying notes to the financial statements.

166 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UVT  Ultra Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 35.3%
$439,177	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $439,186 (b)	$439,177
177,973	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $177,977 (c)	177,973
238,756	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $238,761 (d)	238,756
866,840	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $866,875 (e)	866,840
866,840	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $866,877 (f)	866,840
1,773,977	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,774,014 (g)	1,773,977
1,155,787	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,155,836 (h)	1,155,787
533,920	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $533,931 (i)	533,920
878,353	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $878,373 (j)	878,353
299,883	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $299,890 (k)	299,883
	Total Repurchase Agreements (Cost $7,231,506)	7,231,506
	Total Investment Securities (Cost $23,336,819) — 116.0%	23,790,686
	Liabilities in excess of other assets — (16.0%)	(3,288,513)
	Net Assets — 100.0%	$20,502,173

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $12,756,500.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $447,961. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $181,532. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $243,531. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $884,182. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $884,179. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,809,459. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,178,906. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $544,599. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 167

  Ultra Russell2000 Value  UVT

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $895,922. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $305,882. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,867,555
Aggregate gross unrealized depreciation	(3,553,190)
Net unrealized depreciation	$(685,635)
Federal income tax cost of investments	$24,476,321

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$1,704,579	$(371,822)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	1,818,387	(313,759)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	15,446,603	(1,975,749)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	6,518,053	(413,117)
		$(3,074,447)

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	9.9%
Consumer Staples	2.0%
Energy	4.2%
Financials	27.0%
Health Care	3.3%
Industrials	12.5%
Information Technology	7.4%
Materials	5.0%
Telecommunication Services	0.2%
Utilities	4.2%
Other[1]	24.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

168 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UKK  Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 64.3%
1,978	American Medical Systems Holdings, Inc.* (Health Care)	0.2%	$44,624
1,418	AMERIGROUP Corp.* (Health Care)	0.3%	50,935
1,804	Atheros Communications, Inc.* (Information Technology)	0.3%	61,336
1,460	Bally Technologies, Inc.* (Consumer Discretionary)	0.3%	62,050
983	Catalyst Health Solutions, Inc.* (Health Care)	0.2%	37,639
1,610	Cheesecake Factory, Inc. (The)* (Consumer Discretionary)	0.2%	41,055
848	Coinstar, Inc.* (Consumer Discretionary)	0.2%	45,504
1,066	Concur Technologies, Inc.* (Information Technology)	0.2%	45,092
1,852	Cybersource Corp.* (Information Technology)	0.2%	47,578
352	Deckers Outdoor Corp.* (Consumer Discretionary)	0.3%	50,941
779	Dril-Quip, Inc.* (Energy)	0.2%	37,945
778	Emergency Medical Services Corp., Class A* (Health Care)	0.2%	41,677
1,257	Fossil, Inc.* (Consumer Discretionary)	0.2%	47,137
1,801	Gartner, Inc.* (Information Technology)	0.2%	44,575
2,501	HealthSouth Corp.* (Health Care)	0.3%	49,670
2,588	Hexcel Corp.* (Industrials)	0.2%	41,330
693	HMS Holdings Corp.* (Health Care)	0.2%	37,602
4,901	Human Genome Sciences, Inc.* (Health Care)	0.6%	121,349
2,456	Informatica Corp.* (Information Technology)	0.3%	63,365
1,348	J. Crew Group, Inc.* (Consumer Discretionary)	0.3%	61,523
2,246	Jack Henry & Associates, Inc. (Information Technology)	0.3%	53,994
1,090	Lululemon Athletica, Inc.* (Consumer Discretionary)	0.2%	44,537
1,376	Netlogic Microsystems, Inc.* (Information Technology)	0.2%	39,588
1,325	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.2%	38,107
1,041	NuVasive, Inc.* (Health Care)	0.2%	40,880

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,340	Owens & Minor, Inc. (Health Care)	0.2%	$40,026
3,106	Parametric Technology Corp.* (Information Technology)	0.3%	51,187
821	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	48,193
1,689	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.3%	48,255
1,467	Riverbed Technology, Inc.* (Information Technology)	0.2%	39,213
899	Rock-Tenn Co., Class A (Materials)	0.2%	46,263
1,488	Salix Pharmaceuticals Ltd.* (Health Care)	0.3%	53,464
4,732	Skyworks Solutions, Inc.* (Information Technology)	0.4%	75,381
1,863	Solera Holdings, Inc. (Information Technology)	0.3%	64,609
1,646	Sotheby's (Consumer Discretionary)	0.3%	53,495
1,567	STERIS Corp. (Health Care)	0.3%	49,878
806	Stifel Financial Corp.* (Financials)	0.2%	40,840
2,007	Tempur-Pedic International, Inc.* (Consumer Discretionary)	0.3%	66,632
1,513	Thoratec Corp.* (Health Care)	0.3%	66,375
936	Towers Watson & Co., Class A (Industrials)	0.2%	43,056
962	Tractor Supply Co. (Consumer Discretionary)	0.3%	65,185
1,678	Tupperware Brands Corp. (Consumer Discretionary)	0.4%	71,298
4,213	UAL Corp.* (Industrials)	0.4%	84,302
1,056	Valassis Communications, Inc.* (Consumer Discretionary)	0.2%	38,565
1,933	VeriFone Holdings, Inc.* (Information Technology)	0.2%	39,008
1,227	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.3%	52,258
655	Watsco, Inc. (Industrials)	0.2%	38,350
1,318	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	37,827
1,580	World Fuel Services Corp. (Energy)	0.2%	41,127
796,187	Other Common Stocks	51.6%	10,211,192
	Total Common Stocks (Cost $11,507,160)		12,716,012

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 169

  Ultra Russell2000 Growth  UKK

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0%
180	Zion Oil & Gas, Inc.,
	expiring 06/30/10
	at $5.00*^	0.0%	$45
	Total Rights (Cost $—)		45
No. of Warrants
	Warrants — 0.0%
18	GreenHunter Energy, Inc.,
	expiring 08/27/11
	at $27.50*	0.0%	—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 6.0%
$1,196,909	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,196,909)		1,196,909
	Repurchase Agreements (a) — 42.3%
507,912	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $507,922 (b)		507,912
205,809	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $205,813 (c)		205,809
276,086	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $276,092 (d)		276,086
1,002,605	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,002,646 (e)		1,002,605
1,002,605	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,002,648 (f)		1,002,605
2,051,477	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,051,520 (g)		2,051,477
1,336,807	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,336,864 (h)		1,336,807
617,426	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $617,439 (i)		617,426

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,015,824	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,015,847 (j)	$1,015,824
346,728	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $346,736 (k)	346,728
	Total Repurchase Agreements (Cost $8,363,279)	8,363,279
	Total Investment Securities (Cost $21,067,348) — 112.6%	22,276,245
	Liabilities in excess of other assets — (12.6%)	(2,491,521)
	Net Assets — 100.0%	$19,784,724

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $45 or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $10,002,183.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $518,070. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $209,925. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $281,608. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,022,663. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total

See accompanying notes to the financial statements.

170 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UKK  Ultra Russell2000 Growth

value of $1,022,660. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,092,509. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,363,547. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $629,775. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,036,143. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $353,664. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,757,160
Aggregate gross unrealized depreciation	(1,970,435)
Net unrealized depreciation	$(213,275)
Federal income tax cost of investments	$22,489,520

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000® Growth Index	$3,582,096	$(394,333)
Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000® Growth Index	3,567,030	(326,903)
Equity Index Swap Agreement with Societe Generale, based on Russell 2000® Growth Index	14,284,650	(1,456,636)
Equity Index Swap Agreement with UBS AG, based on Russell 2000® Growth Index	5,419,985	(250,746)
		$(2,428,618)

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	11.5%
Consumer Staples	2.4%
Energy	2.5%
Financials	3.7%
Health Care	15.5%
Industrials	9.4%
Information Technology	16.7%
Materials	1.6%
Telecommunication Services	0.9%
Utilities	0.1%
Other[1]	35.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 171

  Ultra Basic Materials  UYM

Shares		Value
	Common Stocks (a) — 52.1%
	Chemicals — 27.0%
13,741	A. Schulman, Inc.	$305,394
86,869	Air Products & Chemicals, Inc.	5,999,173
30,722	Airgas, Inc.	1,919,203
40,226	Albemarle Corp.	1,732,132
31,210	Ashland, Inc.	1,673,168
22,175	Cabot Corp.	621,122
24,627	Calgon Carbon Corp.*	366,203
63,121	Celanese Corp., Class A	1,809,679
28,977	CF Industries Holdings, Inc.	1,987,502
21,342	Cytec Industries, Inc.	911,944
503,235	Dow Chemical Co. (The)	13,542,054
372,750	E.I. du Pont de Nemours & Co.	13,482,367
30,054	Eastman Chemical Co.	1,814,961
104,063	Ecolab, Inc.	4,914,895
31,982	FMC Corp.	1,936,510
21,307	H.B. Fuller Co.	454,478
73,112	Huntsman Corp.	729,658
34,571	International Flavors & Fragrances, Inc.	1,538,409
18,734	Intrepid Potash, Inc.*	461,980
30,047	Lubrizol Corp.	2,661,263
8,251	Minerals Technologies, Inc.	441,016
65,482	Mosaic Co. (The)	3,023,304
4,812	NewMarket Corp.	495,444
30,325	Olin Corp.	581,330
13,533	OM Group, Inc.*	403,960
72,780	PPG Industries, Inc.	4,663,015
135,702	Praxair, Inc.	10,530,475
22,356	Rockwood Holdings, Inc.*	579,915
56,642	RPM International, Inc.	1,122,078
21,441	Sensient Technologies Corp.	593,701
46,035	Sigma-Aldrich Corp.	2,452,745
53,446	Solutia, Inc.*	809,707
26,512	WR Grace & Co.*	679,503
		85,238,288
	Commercial Services & Supplies — 0.5%
49,599	Avery Dennison Corp.	1,695,294
	Metals & Mining — 18.5%
48,097	AK Steel Holding Corp.	719,531
448,974	Alcoa, Inc.	5,226,057
40,357	Allegheny Technologies, Inc.	2,206,721
19,390	Carpenter Technology Corp.	754,465
57,637	Cliffs Natural Resources, Inc.	3,219,603
34,386	Coeur d'Alene Mines Corp.*	519,229
49,419	Commercial Metals Co.	769,454
14,252	Compass Minerals International, Inc.	1,081,157
189,174	Freeport-McMoRan Copper & Gold, Inc.	13,251,639
104,069	Hecla Mining Co.*	559,891

Shares		Value
	Common Stocks (a) (continued)
6,826	Kaiser Aluminum Corp.	$255,497
210,148	Newmont Mining Corp.	11,310,165
125,382	Nucor Corp.	5,397,695
28,191	Reliance Steel & Aluminum Co.	1,294,249
24,319	Royal Gold, Inc.	1,219,355
13,195	RTI International Metals, Inc.*	349,799
93,194	Southern Copper Corp.	2,747,359
94,690	Steel Dynamics, Inc.	1,389,102
37,643	Titanium Metals Corp.*	665,152
63,055	United States Steel Corp.	2,976,826
23,272	Walter Energy, Inc.	1,846,168
28,304	Worthington Industries, Inc.	416,635
		58,175,749
	Oil, Gas & Consumable Fuels — 4.4%
52,511	Alpha Natural Resources, Inc.*	2,014,847
71,503	Arch Coal, Inc.	1,540,890
96,430	CONSOL Energy, Inc.	3,517,767
37,609	Massey Energy Co.	1,245,610
33,879	Patriot Coal Corp.*	564,763
117,342	Peabody Energy Corp.	4,571,644
49,436	USEC, Inc.*	261,022
		13,716,543
	Paper & Forest Products — 1.7%
18,463	Domtar Corp.*	1,129,936
174,944	International Paper Co.	4,063,949
21,691	Wausau Paper Corp.*	189,362
		5,383,247
	Total Common Stocks (Cost $138,572,545)	164,209,121
Principal Amount
	U.S. Government & Agency Security (a) — 5.3%
$16,837,103	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $16,837,103)	16,837,103
	Repurchase Agreements (a) — 37.4%
7,148,668	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $7,148,811 (b)	7,148,668
2,882,196	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,882,257 (c)	2,882,196
3,857,323	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,857,409 (d)	3,857,323

See accompanying notes to the financial statements.

172 :: Schedule of Portfolio Investments :: May 31, 2010

  UYM  Ultra Basic Materials

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$14,183,692	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $14,184,271 (e)	$14,183,692
14,183,692	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,184,299 (f)	14,183,692
28,765,138	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $28,765,745 (g)	28,765,138
18,911,590	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $18,912,399 (h)	18,911,590
8,646,588	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $8,646,771 (i)	8,646,588
14,297,336	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,297,654 (j)	14,297,336
4,812,735	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $4,812,842 (k)	4,812,735
	Total Repurchase Agreements (Cost $117,688,958)	117,688,958
	Total Investment Securities (Cost $273,098,606) — 94.8%	298,735,182
	Other assets less liabilities — 5.2%	16,352,358
	Net Assets — 100.0%	$315,087,540

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $109,105,073.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $7,291,642. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $2,939,840. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $3,934,469. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $14,467,445. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $14,467,407. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $29,340,477. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $19,289,871. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $8,819,526. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $14,583,312. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 173

  Ultra Basic Materials  UYM

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $4,909,003. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,820,899
Aggregate gross unrealized depreciation	(11,167,682)
Net unrealized appreciation	$24,653,217
Federal income tax cost of investments	$274,081,965

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$89,272,304	$5,038,372
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	32,249,017	(2,438,056)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	28,543,447	(52,408)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	245,911,142	13,838,180
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	70,074,690	(1,630,235)
		$14,755,853

See accompanying notes to the financial statements.

174 :: Schedule of Portfolio Investments :: May 31, 2010

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 84.7%
	Auto Components — 2.7%
2,220	BorgWarner, Inc.*	$82,717
1,158	Cooper Tire & Rubber Co.	21,898
2,664	Dana Holding Corp.*	28,931
2,634	Gentex Corp.	51,837
4,594	Goodyear Tire & Rubber Co. (The)*	54,669
12,838	Johnson Controls, Inc.	366,268
861	Lear Corp.*	58,264
1,563	TRW Automotive Holdings Corp.*	47,015
		711,599
	Automobiles — 3.3%
61,917	Ford Motor Co.*	726,287
4,454	Harley-Davidson, Inc.	134,555
727	Thor Industries, Inc.	21,199
		882,041
	Beverages — 18.0%
356	Brown-Forman Corp., Class A	20,231
1,728	Brown-Forman Corp., Class B	95,835
1,176	Central European Distribution Corp.*	30,059
40,732	Coca-Cola Co. (The)	2,093,625
6,091	Coca-Cola Enterprises, Inc.	158,975
3,774	Constellation Brands, Inc., Class A*	62,875
4,498	Dr. Pepper Snapple Group, Inc.	170,294
1,353	Hansen Natural Corp.*	52,835
3,006	Molson Coors Brewing Co., Class B	123,366
31,174	PepsiCo, Inc.	1,960,533
		4,768,628
	Biotechnology — 0.1%
636	Martek Biosciences Corp.*	11,823
	Chemicals — 2.1%
10,354	Monsanto Co.	526,708
860	Scotts Miracle-Gro Co. (The), Class A	38,210
		564,918
	Commercial Services & Supplies — 0.2%
1,070	Herman Miller, Inc.	20,576
711	HNI Corp.	21,799
		42,375
	Distributors — 0.7%
3,050	Genuine Parts Co.	123,860
2,674	LKQ Corp.*	49,255
		173,115
	Food Products — 14.8%
11,239	Archer-Daniels-Midland Co.	284,009
2,565	Bunge Ltd.	125,069

Shares		Value
	Common Stocks (a) (continued)
4,095	Campbell Soup Co.	$146,642
848	Chiquita Brands International, Inc.*	10,473
8,554	ConAgra Foods, Inc.	206,836
1,416	Corn Products International, Inc.	47,224
1,573	Darling International, Inc.*	12,584
3,451	Dean Foods Co.*	36,753
3,813	Del Monte Foods Co.	55,593
1,639	Flowers Foods, Inc.	40,500
802	Fresh Del Monte Produce, Inc.*	16,040
5,929	General Mills, Inc.	422,323
2,217	Green Mountain Coffee Roasters, Inc.*	52,432
5,999	H. J. Heinz Co.	265,036
775	Hain Celestial Group, Inc. (The)*	16,709
2,971	Hershey Co. (The)	139,043
1,380	Hormel Foods Corp.	54,924
2,258	J.M. Smucker Co. (The)	124,687
4,560	Kellogg Co.	243,641
30,633	Kraft Foods, Inc., Class A	876,104
390	Lancaster Colony Corp.	21,317
2,115	McCormick & Co., Inc. (Non-Voting)	81,575
3,912	Mead Johnson Nutrition Co.	192,940
1,048	Ralcorp Holdings, Inc.*	62,953
12,588	Sara Lee Corp.	178,372
2,960	Smithfield Foods, Inc.*	51,030
456	Tootsie Roll Industries, Inc.	11,418
657	TreeHouse Foods, Inc.*	30,288
5,886	Tyson Foods, Inc., Class A	103,476
		3,909,991
	Household Durables — 4.4%
5,310	D.R. Horton, Inc.	64,729
2,270	Garmin Ltd.	76,226
1,326	Harman International Industries, Inc.*	42,830
1,681	Jarden Corp.	48,934
1,460	KB Home	21,141
2,910	Leggett & Platt, Inc.	67,745
2,939	Lennar Corp., Class A	50,845
689	MDC Holdings, Inc.	21,621
1,056	Mohawk Industries, Inc.*	59,305
5,339	Newell Rubbermaid, Inc.	88,948
113	NVR, Inc.*	77,437
6,390	PulteGroup, Inc.*	71,184
823	Ryland Group, Inc.	15,308
2,997	Stanley Black & Decker, Inc.	167,202
1,326	Tempur-Pedic International, Inc.*	44,023
2,581	Toll Brothers, Inc.*	54,382
1,198	Tupperware Brands Corp.	50,903
1,407	Whirlpool Corp.	146,947
		1,169,710

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 175

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 18.9%
1,340	Church & Dwight Co., Inc.	$88,185
2,647	Clorox Co.	166,285
9,558	Colgate-Palmolive Co.	746,384
1,328	Energizer Holdings, Inc.*	74,620
7,944	Kimberly-Clark Corp.	482,201
56,074	Procter & Gamble Co. (The)	3,425,561
296	WD-40 Co.	9,661
		4,992,897
	Leisure Equipment & Products — 1.4%
1,676	Brunswick Corp.	29,280
1,236	Callaway Golf Co.	10,407
4,869	Eastman Kodak Co.*	27,461
2,378	Hasbro, Inc.	95,477
6,914	Mattel, Inc.	149,757
622	Polaris Industries, Inc.	36,511
926	Pool Corp.	22,215
		371,108
	Machinery — 0.4%
957	Briggs & Stratton Corp.	19,743
1,099	Snap-On, Inc.	48,576
1,225	WABCO Holdings, Inc.*	37,240
		105,559
	Personal Products — 1.9%
1,676	Alberto-Culver Co.	46,124
8,165	Avon Products, Inc.	216,291
2,264	Estee Lauder Cos., Inc. (The), Class A	131,923
1,178	Herbalife Ltd.	53,187
1,097	NBTY, Inc.*	37,561
982	Nu Skin Enterprises, Inc., Class A	28,242
		513,328
	Software — 1.0%
10,849	Activision Blizzard, Inc.	116,627
6,250	Electronic Arts, Inc.*	103,187
1,591	Take-Two Interactive Software, Inc.*	18,408
2,072	TiVo, Inc.*	18,731
		256,953
	Textiles, Apparel & Luxury Goods — 4.2%
1,111	Carter's, Inc.*	33,952
6,012	Coach, Inc.	247,153
246	Deckers Outdoor Corp.*	35,601
903	Fossil, Inc.*	33,863
1,794	Hanesbrands, Inc.*	48,940
1,364	Iconix Brand Group, Inc.*	22,165
1,634	Jones Apparel Group, Inc.	32,092

Shares		Value
	Common Stocks (a) (continued)
5,250	NIKE, Inc., Class B	$379,995
983	Phillips-Van Heusen Corp.	53,800
842	Timberland Co. (The), Class A*	16,175
717	Under Armour, Inc., Class A*	24,156
1,667	VF Corp.	128,942
874	Warnaco Group, Inc. (The)*	37,224
949	Wolverine World Wide, Inc.	27,236
		1,121,294
	Tobacco — 10.6%
39,408	Altria Group, Inc.	799,588
3,073	Lorillard, Inc.	219,689
36,441	Philip Morris International, Inc.	1,607,777
3,234	Reynolds American, Inc.	168,621
468	Universal Corp.	19,127
		2,814,802
	Total Common Stocks (Cost $20,425,836)	22,410,141
Principal Amount
	U.S. Government & Agency Security (a) — 2.2%
$590,008	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $590,008)	590,008
	Repurchase Agreements (a) — 15.6%
250,520	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $250,525 (b)	250,520
100,945	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $100,947 (c)	100,945
135,061	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $135,064 (d)	135,061
497,354	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $497,374 (e)	497,354
497,354	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $497,375 (f)	497,354
1,007,610	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,007,631 (g)	1,007,610
663,139	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $663,167 (h)	663,139

See accompanying notes to the financial statements.

176 :: Schedule of Portfolio Investments :: May 31, 2010

  UGE  Ultra Consumer Goods

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$302,836	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $302,842 (i)	$302,836
501,040	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $501,051 (j)	501,040
168,384	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $168,388 (k)	168,384
	Total Repurchase Agreements (Cost $4,124,243)	4,124,243
	Total Investment Securities (Cost $25,140,087) — 102.5%	27,124,392
	Liabilities in excess of other assets — (2.5%)	(653,943)
	Net Assets — 100.0%	$26,470,449

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $9,392,597.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $255,530. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $102,964. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $137,762. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $507,304. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $507,303. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,027,763. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $676,404. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $308,893. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $511,062. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $171,752. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,068,301
Aggregate gross unrealized depreciation	(1,792,514)
Net unrealized appreciation	$1,275,787
Federal income tax cost of investments	$25,848,605

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 177

  Ultra Consumer Goods  UGE

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$14,876,655	$51,237
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	4,568,020	(359,896)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	2,467,543	(87,252)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	2,552,143	6,845
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	6,116,279	(254,273)
		$(643,339)

See accompanying notes to the financial statements.

178 :: Schedule of Portfolio Investments :: May 31, 2010

  UCC  Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 71.2%
3,443	Amazon.com, Inc.* (Internet & Catalog Retail)	2.2%	$431,959
2,799	AmerisourceBergen Corp. (Health Care Providers & Services)	0.4%	87,553
1,258	Apollo Group, Inc., Class A* (Diversified Consumer Services)	0.3%	66,875
2,595	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.6%	116,438
3,361	Best Buy Co., Inc. (Specialty Retail)	0.7%	142,002
3,574	Cardinal Health, Inc. (Health Care Providers & Services)	0.6%	123,267
4,137	Carnival Corp. (Hotels, Restaurants & Leisure)	0.8%	149,884
5,790	CBS Corp., Class B (Media)	0.4%	84,302
20,404	Comcast Corp., Class A (Media)	1.8%	369,108
7,761	Comcast Corp., Special, Class A (Media)	0.7%	133,644
4,353	Costco Wholesale Corp. (Food & Staples Retailing)	1.3%	253,562
13,979	CVS Caremark Corp. (Food & Staples Retailing)	2.4%	484,093
7,784	Delta Air Lines, Inc.* (Airlines)	0.5%	105,707
9,052	DIRECTV, Class A* (Media)	1.7%	341,170
10,875	eBay, Inc.* (Internet Software & Services)	1.2%	232,834
5,026	Gap, Inc. (The) (Specialty Retail)	0.5%	109,567
16,832	Home Depot, Inc. (Specialty Retail)	2.9%	569,932
2,845	Kohl's Corp.* (Multiline Retail)	0.7%	144,384
6,041	Kroger Co. (The) (Food & Staples Retailing)	0.6%	121,605
4,285	Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	0.5%	100,612
5,593	Liberty Media Corp. - Interactive, Class A* (Internet & Catalog Retail)	0.4%	72,541
2,725	Limited Brands, Inc. (Specialty Retail)	0.3%	67,743
14,495	Lowe's Cos., Inc. (Specialty Retail)	1.8%	358,751

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,160	Macy's, Inc. (Multiline Retail)	0.5%	$92,394
3,085	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.5%	103,193
10,695	McDonald's Corp. (Hotels, Restaurants & Leisure)	3.6%	715,175
3,116	McGraw-Hill Cos., Inc. (The) (Media)	0.4%	86,625
2,662	McKesson Corp. (Health Care Providers & Services)	0.9%	186,340
17,985	News Corp., Class A (Media)	1.2%	237,402
4,310	News Corp., Class B (Media)	0.3%	66,202
1,669	Nordstrom, Inc. (Multiline Retail)	0.3%	66,259
3,080	Omnicom Group, Inc. (Media)	0.6%	116,886
1,355	O'Reilly Automotive, Inc.* (Specialty Retail)	0.3%	69,132
436	priceline.com, Inc.* (Internet & Catalog Retail)	0.4%	83,346
4,028	Safeway, Inc. (Food & Staples Retailing)	0.4%	89,180
7,348	Southwest Airlines Co. (Airlines)	0.5%	91,409
7,158	Staples, Inc. (Specialty Retail)	0.8%	154,040
7,367	Starbucks Corp. (Hotels, Restaurants & Leisure)	1.0%	190,732
1,707	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	0.4%	78,949
5,839	Sysco Corp. (Food & Staples Retailing)	0.9%	174,061
6,775	Target Corp. (Multiline Retail)	1.9%	369,441
3,492	Time Warner Cable, Inc. (Media)	1.0%	191,117
11,571	Time Warner, Inc. (Media)	1.8%	358,585
4,200	TJX Cos., Inc. (Specialty Retail)	1.0%	190,932
5,500	Viacom, Inc., Class B* (Media)	0.9%	184,855
9,824	Walgreen Co. (Food & Staples Retailing)	1.6%	314,761
21,421	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.4%	1,083,046

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 179

  Ultra Consumer Services  UCC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
17,852	Walt Disney Co. (The) (Media)	3.0%	$596,614
4,584	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	0.9%	187,715
139,879	Other Common Stocks	17.4%	3,474,726
	Total Common Stocks (Cost $13,140,616)		14,220,650
Principal Amount
	U.S. Government & Agency Security (a) — 3.7%
$736,758	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $736,758)		736,758
	Repurchase Agreements (a) — 25.8%
313,049	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $313,055 (b)		313,049
125,309	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $125,312 (c)		125,309
167,136	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $167,140 (d)		167,136
625,648	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $625,674 (e)		625,648
625,648	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $625,675 (f)		625,648
1,252,868	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,252,894 (g)		1,252,868
834,197	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $834,233 (h)		834,197
375,928	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $375,936 (i)		375,928
626,097	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $626,111 (j)		626,097

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$206,544	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $206,549 (k)	$206,544
	Total Repurchase Agreements (Cost $5,152,424)	5,152,424
	Total Investment Securities (Cost $19,029,798) — 100.7%	20,109,832
	Liabilities in excess of other assets — (0.7%)	(145,905)
	Net Assets — 100.0%	$19,963,927

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,741,073.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $319,310. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $127,815. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $170,479. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $638,164. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $638,163. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

180 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UCC  Ultra Consumer Services

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,277,927. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $850,883. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $383,447. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $638,620. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $210,675. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,022,279
Aggregate gross unrealized depreciation	(1,794,268)
Net unrealized appreciation	$228,011
Federal income tax cost of investments	$19,881,821

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$13,209,341	$295,415
Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,730,702	(128,148)
Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	7,797,075	(252,470)
Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,938,808	(48,647)
		$(133,850)

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 181

  Ultra Consumer Services  UCC

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of May 31, 2010:

Airlines	1.6%
Commercial Services & Supplies	0.2%
Diversified Consumer Services	1.7%
Electronic Equipment, Instruments & Components	0.2%
Food & Staples Retailing	13.4%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	11.0%
Internet & Catalog Retail	3.5%
Internet Software & Services	1.3%
IT Services	0.1%
Media	17.0%
Multiline Retail	4.7%
Professional Services	0.3%
Road & Rail	0.2%
Software	0.1%
Specialty Retail	13.4%
Textiles, Apparel & Luxury Goods	0.2%
Other[1]	28.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

182 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UYG  Ultra Financials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 73.3%
179,076	ACE Ltd. (Insurance)	0.6%	$8,803,376
250,718	Aflac, Inc. (Insurance)	0.8%	11,106,807
288,351	Allstate Corp. (The) (Insurance)	0.6%	8,832,191
566,167	American Express Co. (Consumer Finance)	1.6%	22,573,078
137,261	Ameriprise Financial, Inc. (Capital Markets)	0.4%	5,461,615
297,388	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.4%	5,043,700
129,920	AON Corp. (Insurance)	0.4%	5,127,942
5,346,182	Bank of America Corp. (Diversified Financial Services)	5.9%	84,148,905
643,114	Bank of New York Mellon Corp. (The) (Capital Markets)	1.2%	17,492,701
366,689	BB&T Corp. (Commercial Banks)	0.8%	11,088,675
416,231	Berkshire Hathaway, Inc., Class B* (Insurance)	2.1%	29,365,097
74,560	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	5,717,261
240,840	Capital One Financial Corp. (Consumer Finance)	0.7%	9,946,692
520,589	Charles Schwab Corp. (The) (Capital Markets)	0.6%	8,506,424
183,752	Chubb Corp. (Insurance)	0.6%	9,231,700
11,079,025	Citigroup, Inc.* (Diversified Financial Services)	3.1%	43,872,939
36,043	CME Group, Inc. (Diversified Financial Services)	0.8%	11,413,016
147,282	Equity Residential (Real Estate Investment Trusts)	0.5%	6,646,837
427,883	Fifth Third Bancorp (Commercial Banks)	0.4%	5,558,200
83,817	Franklin Resources, Inc. (Capital Markets)	0.6%	8,221,609
231,884	Goldman Sachs Group, Inc. (The) (Capital Markets)	2.3%	33,451,586
207,363	Hartford Financial Services Group, Inc. (Insurance)	0.4%	5,198,590
158,108	HCP, Inc. (Real Estate Investment Trusts)	0.4%	5,037,321
339,563	Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	0.3%	4,842,168

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
39,561	IntercontinentalExchange, Inc.* (Diversified Financial Services)	0.3%	$4,594,219
2,137,406	JPMorgan Chase & Co. (Diversified Financial Services)	5.9%	84,598,529
162,532	Lincoln National Corp. (Insurance)	0.3%	4,300,597
187,725	Loews Corp. (Insurance)	0.4%	6,102,940
281,109	Marsh & McLennan Cos., Inc. (Insurance)	0.4%	6,130,987
51,749	Mastercard, Inc., Class A (IT Services)	0.7%	10,441,396
311,641	MetLife, Inc. (Insurance)	0.9%	12,618,344
666,817	Morgan Stanley (Capital Markets)	1.3%	18,077,409
129,862	Northern Trust Corp. (Capital Markets)	0.5%	6,598,288
278,079	PNC Financial Services Group, Inc. (Commercial Banks)	1.2%	17,449,457
161,506	Principal Financial Group, Inc. (Insurance)	0.3%	4,391,348
341,205	Progressive Corp. (The) (Insurance)	0.5%	6,684,206
248,030	Prudential Financial, Inc. (Insurance)	1.0%	14,313,811
69,136	Public Storage (Real Estate Investment Trusts)	0.4%	6,408,216
639,238	Regions Financial Corp. (Commercial Banks)	0.3%	4,877,386
153,400	Simon Property Group, Inc. (Real Estate Investment Trusts)	0.9%	13,043,602
266,048	State Street Corp. (Capital Markets)	0.7%	10,155,052
268,371	SunTrust Banks, Inc. (Commercial Banks)	0.5%	7,232,598
139,322	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	6,899,225
276,274	Travelers Cos., Inc. (The) (Insurance)	1.0%	13,667,275
1,028,624	U.S. Bancorp (Commercial Banks)	1.7%	24,645,831
252,308	Visa, Inc., Class A (IT Services)	1.3%	18,282,238
96,931	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	7,529,600
2,636,260	Wells Fargo & Co. (Commercial Banks)	5.3%	75,634,299
372,296	Western Union Co. (The) (IT Services)	0.4%	5,941,844
15,000,460	Other Common Stocks	20.2%	287,919,180
	Total Common Stocks (Cost $998,527,463)		1,045,226,307

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 183

  Ultra Financials  UYG

Principal Amount		Value
	U.S. Government & Agency Security (a) — 4.0%
$57,670,583	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $57,670,583)	$57,670,583
	Repurchase Agreements (a) — 28.3%
24,498,080	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $24,498,570 (b)	24,498,080
9,829,751	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $9,829,959 (c)	9,829,751
13,125,664	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $13,125,956 (d)	13,125,664
48,843,563	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $48,845,557 (e)	48,843,563
48,843,563	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $48,845,652 (f)	48,843,563
98,221,213	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $98,223,287 (g)	98,221,213
65,124,750	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $65,127,536 (h)	65,124,750
29,489,253	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $29,489,876 (i)	29,489,253
48,996,159	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $48,997,248 (j)	48,996,159
16,272,690	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $16,273,052 (k)	16,272,690
	Total Repurchase Agreements (Cost $403,244,686)	403,244,686
	Total Investment Securities (Cost $1,459,442,732) — 105.6%	1,506,141,576
	Liabilities in excess of other assets — (5.6%)	(79,388,819)
	Net Assets — 100.0%	$1,426,752,757

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $812,062,296.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $24,988,044. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $10,026,346. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $13,388,177. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $49,820,706. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $49,820,577. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $100,185,761. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $66,427,415. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

184 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UYG  Ultra Financials

U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $30,079,058. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $49,976,184. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $16,598,190. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,730,148
Aggregate gross unrealized depreciation	(244,085,331)
Net unrealized appreciation	$18,644,817
Federal income tax cost of investments	$1,487,496,759

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$26,705,048	$(11,816,928)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	434,999,986	(42,700,334)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	284,844,050	(13,699,407)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	127,183,218	(1,999,436)
Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. FinancialsSM Index	21,075,081	(919,028)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	125,382,263	3,851,497
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	792,183,683	(12,375,605)
		$(79,659,241)

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2010:

Capital Markets	10.2%
Commercial Banks	13.8%
Consumer Finance	2.8%
Diversified Financial Services	17.0%
Insurance	15.4%
IT Services	2.4%
Professional Services	0.2%
Real Estate Investment Trusts	9.8%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	1.1%
Other[1]	26.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 185

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) — 95.2%
	Biotechnology — 13.4%
886	Acorda Therapeutics, Inc.*	$30,461
2,063	Alexion Pharmaceuticals, Inc.*	103,212
2,216	Alkermes, Inc.*	25,163
23,727	Amgen, Inc.*	1,228,584
3,001	Amylin Pharmaceuticals, Inc.*	49,576
6,320	Biogen Idec, Inc.*	299,757
2,331	BioMarin Pharmaceutical, Inc.*	45,501
1,880	Celera Corp.*	13,292
10,788	Celgene Corp.*	569,175
1,752	Cephalon, Inc.*	103,123
1,351	Cepheid, Inc.*	24,156
1,347	Cubist Pharmaceuticals, Inc.*	28,960
3,067	Dendreon Corp.*	133,108
6,221	Genzyme Corp.*	302,652
21,340	Gilead Sciences, Inc.*	766,533
4,286	Human Genome Sciences, Inc.*	106,121
2,591	Incyte Corp.*	33,398
2,176	Isis Pharmaceuticals, Inc.*	20,019
2,240	Myriad Genetics, Inc.*	40,880
1,455	Onyx Pharmaceuticals, Inc.*	32,432
1,356	OSI Pharmaceuticals, Inc.*	77,807
2,797	PDL BioPharma, Inc.	15,020
1,475	Regeneron Pharmaceuticals, Inc.*	42,141
1,560	Savient Pharmaceuticals, Inc.*	18,782
1,268	Theravance, Inc.*	16,116
1,095	United Therapeutics Corp.*	56,086
4,507	Vertex Pharmaceuticals, Inc.*	155,897
		4,337,952
	Health Care Equipment & Supplies — 18.8%
1,790	Alcon, Inc.	251,459
1,727	American Medical Systems Holdings, Inc.*	38,961
14,180	Baxter International, Inc.	598,821
1,625	Beckman Coulter, Inc.	93,340
5,192	Becton, Dickinson and Co.	370,190
35,328	Boston Scientific Corp.*	213,734
2,260	C.R. Bard, Inc.	182,992
4,216	CareFusion Corp.*	107,171
1,065	Cooper Cos., Inc. (The)	39,256
11,807	Covidien plc	500,499
3,488	DENTSPLY International, Inc.	113,116
2,634	Edwards Lifesciences Corp.*	133,096
1,149	Gen-Probe, Inc.*	50,510
589	Haemonetics Corp.*	31,771
1,465	Hill-Rom Holdings, Inc.	40,844
6,056	Hologic, Inc.*	90,234
3,801	Hospira, Inc.*	197,880
1,391	IDEXX Laboratories, Inc.*	87,967
1,636	Immucor, Inc.*	32,131

Shares		Value
	Common Stocks (a) (continued)
911	Intuitive Surgical, Inc.*	$294,044
724	Invacare Corp.	17,296
1,948	Inverness Medical Innovations, Inc.*	67,810
1,453	Kinetic Concepts, Inc.*	60,154
1,216	Masimo Corp.	26,922
26,009	Medtronic, Inc.	1,019,033
886	NuVasive, Inc.*	34,793
1,773	ResMed, Inc.*	111,504
7,831	St. Jude Medical, Inc.*	292,410
1,268	STERIS Corp.	40,360
7,130	Stryker Corp.	378,104
931	Teleflex, Inc.	52,211
1,314	Thoratec Corp.*	57,645
2,913	Varian Medical Systems, Inc.*	145,912
766	West Pharmaceutical Services, Inc.	30,142
5,043	Zimmer Holdings, Inc.*	282,055
		6,084,367
	Health Care Providers & Services — 15.7%
10,231	Aetna, Inc.	298,336
655	Amedisys, Inc.*	32,567
1,200	AMERIGROUP Corp.*	43,104
1,313	Brookdale Senior Living, Inc.*	23,096
889	Catalyst Health Solutions, Inc.*	34,040
1,132	Centene Corp.*	25,832
6,368	CIGNA Corp.	213,137
2,184	Community Health Systems, Inc.*	85,132
3,469	Coventry Health Care, Inc.*	71,808
2,394	DaVita, Inc.*	151,851
653	Emergency Medical Services Corp., Class A*	34,981
5,962	Express Scripts, Inc.*	599,777
5,729	Health Management Associates, Inc., Class A*	53,280
2,428	Health Net, Inc.*	59,850
2,185	HealthSouth Corp.*	43,394
788	Healthways, Inc.*	11,174
2,111	Henry Schein, Inc.*	119,082
609	HMS Holdings Corp.*	33,044
3,986	Humana, Inc.*	183,555
2,489	Laboratory Corp. of America Holdings*	188,193
1,283	LifePoint Hospitals, Inc.*	45,534
1,591	Lincare Holdings, Inc.*	74,491
828	Magellan Health Services, Inc.*	33,691
11,103	Medco Health Solutions, Inc.*	640,088
1,069	Mednax, Inc.*	60,452
767	Odyssey HealthCare, Inc.*	20,372
1,461	Owens & Minor, Inc.	43,640
2,346	Patterson Cos., Inc.	69,700
715	PharMerica Corp.*	11,726
1,381	PSS World Medical, Inc.*	31,639

See accompanying notes to the financial statements.

186 :: Schedule of Portfolio Investments :: May 31, 2010

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) (continued)
1,243	Psychiatric Solutions, Inc.*	$40,248
3,625	Quest Diagnostics, Inc.	191,219
11,247	Tenet Healthcare Corp.*	64,333
27,246	UnitedHealth Group, Inc.	792,041
2,131	Universal Health Services, Inc., Class B	90,312
991	WellCare Health Plans, Inc.*	27,015
10,745	WellPoint, Inc.*	551,218
		5,092,952
	Life Sciences Tools & Services — 4.5%
442	Bio-Rad Laboratories, Inc., Class A*	41,358
1,550	Charles River Laboratories International, Inc.*	51,987
1,493	Covance, Inc.*	78,771
2,933	Illumina, Inc.*	123,303
4,181	Life Technologies Corp.*	209,301
1,304	Millipore Corp.*	138,498
1,356	Parexel International Corp.*	30,245
2,583	Pharmaceutical Product Development, Inc.	69,328
876	Techne Corp.	53,042
9,568	Thermo Fisher Scientific, Inc.*	498,110
2,218	Waters Corp.*	151,800
		1,445,743
	Pharmaceuticals — 42.8%
36,063	Abbott Laboratories	1,715,156
7,205	Allergan, Inc.	433,669
1,106	Auxilium Pharmaceuticals, Inc.*	31,831
39,811	Bristol-Myers Squibb Co.	924,013
23,009	Eli Lilly & Co.	754,465
2,433	Endo Pharmaceuticals Holdings, Inc.*	50,947
7,066	Forest Laboratories, Inc.*	182,868
64,821	Johnson & Johnson	3,779,064
5,768	King Pharmaceuticals, Inc.*	50,009
1,392	Medicis Pharmaceutical Corp., Class A	32,281
73,013	Merck & Co., Inc.	2,459,808
7,087	Mylan, Inc.*	137,771
2,173	Nektar Therapeutics*	26,576
807	Par Pharmaceutical Cos., Inc.*	22,402
1,934	Perrigo Co.	114,899
188,786	Pfizer, Inc.	2,875,211
1,282	Salix Pharmaceuticals Ltd.*	46,062
1,634	Valeant Pharmaceuticals International*	75,948
2,282	Warner Chilcott plc, Class A*	52,760
2,562	Watson Pharmaceuticals, Inc.*	113,138
		13,878,878
	Total Common Stocks (Cost $31,752,137)	30,839,892

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.9%
$300,403	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $300,403)	$300,403
	Repurchase Agreements (a) — 6.5%
127,471	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $127,474 (b)	127,471
51,674	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $51,675 (c)	51,674
69,332	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $69,334 (d)	69,332
251,516	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $251,526 (e)	251,516
251,516	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $251,527 (f)	251,516
515,024	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $515,035 (g)	515,024
335,354	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $335,368 (h)	335,354
155,021	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $155,024 (i)	155,021
254,942	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $254,948 (j)	254,942
87,121	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $87,123 (k)	87,121
	Total Repurchase Agreements (Cost $2,098,971)	2,098,971
	Total Investment Securities (Cost $34,151,511) — 102.6%	33,239,266
	Liabilities in excess of other assets — (2.6%)	(827,172)
	Net Assets — 100.0%	$32,412,094

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 187

  Ultra Health Care  RXL

of 05/31/10, the aggregate amount held in a segregated account was $9,371,166.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $130,020. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $52,707. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $70,719. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $256,548. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $256,547. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $525,325. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $342,062. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $158,122. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $260,041. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $88,864. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,466,458
Aggregate gross unrealized depreciation	(3,616,934)
Net unrealized depreciation	$(1,150,476)
Federal income tax cost of investments	$34,389,742

See accompanying notes to the financial statements.

188 :: Schedule of Portfolio Investments :: May 31, 2010

  RXL  Ultra Health Care

Swap Agreements

Ultra Health Care had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$18,280,795	$(582,691)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	2,055,098	(300,016)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	11,897,853	69,767
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	2,034,374	(53,701)
		$(866,641)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 189

  Ultra Industrials  UXI

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.5%
13,640	3M Co. (Industrial Conglomerates)	3.1%	$1,081,788
13,218	Accenture plc, Class A (IT Services)	1.4%	495,939
7,292	Agilent Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.7%	235,969
3,577	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.4%	151,665
10,484	Automatic Data Processing, Inc. (IT Services)	1.2%	428,586
14,128	Boeing Co. (The) (Aerospace & Defense)	2.6%	906,735
3,506	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	0.6%	203,734
12,986	Caterpillar, Inc. (Machinery)	2.3%	789,029
3,486	Cooper Industries plc (Electrical Equipment)	0.5%	163,737
8,181	CSX Corp. (Road & Rail)	1.2%	427,457
3,774	Cummins, Inc. (Machinery)	0.7%	256,557
5,153	Danaher Corp. (Machinery)	1.2%	409,045
8,799	Deere & Co. (Machinery)	1.4%	507,526
3,885	Dover Corp. (Machinery)	0.5%	174,398
3,460	Eaton Corp. (Machinery)	0.7%	242,027
15,781	Emerson Electric Co. (Electrical Equipment)	2.1%	732,870
4,455	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.5%	170,136
6,078	FedEx Corp. (Air Freight & Logistics)	1.4%	507,452
6,900	Fidelity National Information Services, Inc. (IT Services)	0.5%	189,888
3,217	Fiserv, Inc.* (IT Services)	0.4%	152,968
3,795	Fluor Corp. (Construction & Engineering)	0.5%	178,061
3,133	Fortune Brands, Inc. (Household Durables)	0.4%	148,661
6,726	General Dynamics Corp. (Aerospace & Defense)	1.3%	456,695
223,000	General Electric Co. (Industrial Conglomerates)	10.4%	3,646,050
2,573	Goodrich Corp. (Aerospace & Defense)	0.5%	178,566
14,585	Honeywell International, Inc. (Aerospace & Defense)	1.8%	623,800
8,963	Illinois Tool Works, Inc. (Machinery)	1.2%	416,152
6,633	Ingersoll-Rand plc (Machinery)	0.7%	247,477
3,794	ITT Corp. (Aerospace & Defense)	0.5%	183,174

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,436	L-3 Communications Holdings, Inc. (Aerospace & Defense)	0.6%	$201,287
6,393	Lockheed Martin Corp. (Aerospace & Defense)	1.5%	510,929
7,658	Norfolk Southern Corp. (Road & Rail)	1.2%	432,371
5,894	Northrop Grumman Corp. (Aerospace & Defense)	1.0%	356,528
7,198	PACCAR, Inc. (Machinery)	0.8%	295,118
3,367	Parker Hannifin Corp. (Machinery)	0.6%	206,936
6,773	Paychex, Inc. (IT Services)	0.6%	193,301
2,961	Precision Castparts Corp. (Aerospace & Defense)	1.0%	345,549
8,009	Raytheon Co. (Aerospace & Defense)	1.2%	419,752
6,472	Republic Services, Inc. (Commercial Services & Supplies)	0.5%	188,465
2,957	Rockwell Automation, Inc. (Electrical Equipment)	0.5%	157,993
3,305	Rockwell Collins, Inc. (Aerospace & Defense)	0.6%	192,814
1,993	Sherwin-Williams Co. (The) (Specialty Retail)	0.4%	152,724
9,565	Tyco Electronics Ltd. (Electronic Equipment, Instruments & Components)	0.8%	275,663
10,656	Tyco International Ltd. (Industrial Conglomerates)	1.1%	385,644
10,516	Union Pacific Corp. (Road & Rail)	2.1%	751,158
14,920	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.7%	936,379
18,073	United Technologies Corp. (Aerospace & Defense)	3.5%	1,217,759
9,551	Waste Management, Inc. (Commercial Services & Supplies)	0.9%	310,503
4,380	Weyerhaeuser Co. (Paper & Forest Products)	0.5%	186,500
318,921	Other Common Stocks	25.7%	9,021,375
	Total Common Stocks (Cost $28,737,393)		31,044,890
Principal Amount
	U.S. Government & Agency Security (a) — 1.6%
$546,037	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $546,037)		546,037

See accompanying notes to the financial statements.

190 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UXI  Ultra Industrials

Principal Amount		Value
	Repurchase Agreements (a) — 10.9%
$231,885	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $231,890 (b)	$231,885
93,303	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $93,305 (c)	93,303
124,751	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $124,754 (d)	124,751
461,025	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $461,044 (e)	461,025
461,025	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $461,045 (f)	461,025
931,655	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $931,675 (g)	931,655
614,699	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $614,725 (h)	614,699
279,908	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $279,914 (i)	279,908
463,769	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $463,779 (j)	463,769
155,236	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $155,239 (k)	155,236
	Total Repurchase Agreements (Cost $3,817,256)	3,817,256
	Total Investment Securities (Cost $33,100,686) — 101.0%	35,408,183
	Liabilities in excess of other assets — (1.0%)	(351,923)
	Net Assets — 100.0%	$35,056,260

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $14,630,542.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $236,523. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $95,169. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $127,246. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $470,248. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $470,247. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $950,289. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $626,995. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $285,506. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 191

  Ultra Industrials  UXI

U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $473,045. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $158,341. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,895,408
Aggregate gross unrealized depreciation	(3,631,805)
Net unrealized appreciation	$263,603
Federal income tax cost of investments	$35,144,580

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$8,240,213	$432,337
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	6,965,610	(749,409)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	20,734,959	429,970
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	688,808	(411,121)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	2,876,859	(70,694)
		$(368,917)

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2010:

Aerospace & Defense	17.1%
Air Freight & Logistics	5.4%
Building Products	0.8%
Chemicals	0.4%
Commercial Services & Supplies	3.2%
Communications Equipment	0.2%
Construction & Engineering	2.2%
Construction Materials	0.7%
Containers & Packaging	2.3%
Diversified Financial Services	0.1%
Electrical Equipment	4.8%
Electronic Equipment, Instruments & Components	4.2%
Household Durables	0.4%
Industrial Conglomerates	15.4%
Internet Software & Services	0.2%
IT Services	5.8%
Life Sciences Tools & Services	0.5%
Machinery	14.5%
Marine	0.2%
Metals & Mining	0.1%

See accompanying notes to the financial statements.

192 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UXI  Ultra Industrials

Multi-Utilities	0.2%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.2%
Paper & Forest Products	0.8%
Professional Services	1.1%
Road & Rail	5.7%
Semiconductors & Semiconductor Equipment	0.1%
Software	0.1%
Specialty Retail	0.4%
Trading Companies & Distributors	1.3%
Other[1]	11.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 193

  Ultra KBW Regional Banking  KRU

Shares		Value
	Common Stocks (a) — 96.0%
	Commercial Banks — 91.3%
12,547	Associated Banc-Corp	$168,506
4,942	BancorpSouth, Inc.	95,825
3,202	Bank of Hawaii Corp.	153,792
2,403	BOK Financial Corp.	121,472
21,287	Boston Private Financial Holdings, Inc.	155,821
14,145	Cathay General Bancorp	155,878
3,472	City Holding Co.	111,416
2,870	City National Corp./CA	165,542
7,138	Columbia Banking System, Inc.	159,391
6,138	Community Bank System, Inc.	140,253
18,152	CVB Financial Corp.	180,249
7,343	East West Bancorp, Inc.	124,831
14,546	First Commonwealth Financial Corp.	76,076
9,075	First Financial Bancorp	144,247
7,807	First Horizon National Corp.*	97,197
13,281	First Midwest Bancorp, Inc./IL	184,207
8,558	FirstMerit Corp.	159,521
19,754	FNB Corp./PA	161,785
20,267	Fulton Financial Corp.	201,657
7,410	Glacier Bancorp, Inc.	117,523
2,671	Hancock Holding Co.	102,112
2,132	Iberiabank Corp.	117,111
7,475	MB Financial, Inc.	163,329
16,083	National Penn Bancshares, Inc.	112,420
11,815	Old National Bancorp/IN	135,636
7,209	PacWest Bancorp	150,236
9,342	Pinnacle Financial Partners, Inc.*	127,705
6,405	PrivateBancorp, Inc.	84,866
3,202	Prosperity Bancshares, Inc.	115,400
5,006	S&T Bancorp, Inc.	107,979
4,340	Signature Bank/NY*	164,226
18,414	Sterling Bancshares, Inc./TX	98,515
14,145	Susquehanna Bancshares, Inc.	124,052
3,404	SVB Financial Group*	152,703
54,856	Synovus Financial Corp.	162,374
7,008	TCF Financial Corp.	113,109
8,276	Texas Capital Bancshares, Inc.*	151,202
5,469	Trustmark Corp.	122,341
2,403	UMB Financial Corp.	93,597
12,410	Umpqua Holdings Corp.	155,870
4,668	United Bankshares, Inc.	125,663
9,743	Valley National Bancorp	140,877
10,945	Webster Financial Corp.	209,597
1,934	Westamerica Bancorp.	107,666
13,547	Whitney Holding Corp./LA	160,532
9,409	Wilmington Trust Corp.	141,888
3,869	Wintrust Financial Corp.	137,968
		6,454,163

Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 4.7%
10,945	Brookline Bancorp, Inc.	$109,012
7,273	Hudson City Bancorp, Inc.	91,713
10,475	Provident Financial Services, Inc.	129,471
		330,196
	Total Common Stocks (Cost $7,144,615)	6,784,359
Principal Amount
	U.S. Government & Agency Security (a) — 0.7%
$52,086	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $52,086)	52,086
	Repurchase Agreements (a) — 5.2%
22,119	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $22,119 (b)	22,119
8,900	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $8,900 (c)	8,900
11,899	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $11,899 (d)	11,899
43,979	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $43,981 (e)	43,979
43,979	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $43,981 (f)	43,979
88,868	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $88,870 (g)	88,868
58,638	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $58,641 (h)	58,638
26,699	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $26,700 (i)	26,699
44,239	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $44,240 (j)	44,239

See accompanying notes to the financial statements.

194 :: Schedule of Portfolio Investments :: May 31, 2010

  KRU  Ultra KBW Regional Banking

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$14,806	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,806 (k)	$14,806
	Total Repurchase Agreements (Cost $364,126)	364,126
	Total Investment Securities (Cost $7,560,827) — 101.9%	7,200,571
	Liabilities in excess of other assets — (1.9%)	(130,972)
	Net Assets — 100.0%	$7,069,599

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,047,599.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $22,561. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $9,078. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $12,137. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $44,859. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $44,859. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $90,645. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $59,811. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $27,233. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $45,124. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $15,102. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(366,513)
Net unrealized depreciation	$(366,513)
Federal income tax cost of investments	$7,567,084

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 195

  Ultra KBW Regional Banking  KRU

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$5,272,195	$(88,691)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	1,914,498	38,548
Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	172,716	(142,905)
		$(193,048)

See accompanying notes to the financial statements.

196 :: Schedule of Portfolio Investments :: May 31, 2010

  BIB  Ultra Nasdaq Biotechnology

Shares		Value
	Common Stocks (a) — 95.7%
	Biotechnology — 62.6%
907	Acorda Therapeutics, Inc.*	$31,183
687	Affymax, Inc.*	15,114
2,254	Alexion Pharmaceuticals, Inc.*	112,768
2,006	Alkermes, Inc.*	22,778
2,457	Allos Therapeutics, Inc.*	17,592
1,033	Alnylam Pharmaceuticals, Inc.*	16,321
522	AMAG Pharmaceuticals, Inc.*	16,620
7,294	Amgen, Inc.*	377,683
1,632	Amylin Pharmaceuticals, Inc.*	26,961
1,937	Arena Pharmaceuticals, Inc.*	5,966
2,594	Ariad Pharmaceuticals, Inc.*	9,961
755	Arqule, Inc.*	4,613
875	Array Biopharma, Inc.*	3,342
1,034	BioCryst Pharmaceuticals, Inc.*	7,321
2,518	Biogen Idec, Inc.*	119,429
2,975	BioMarin Pharmaceutical, Inc.*	58,072
1,964	Celera Corp.*	13,885
4,861	Celgene Corp.*	256,466
838	Cephalon, Inc.*	49,325
577	China Biologic Products, Inc.*	7,438
341	Crucell N.V. (ADR)*	6,019
1,655	Cubist Pharmaceuticals, Inc.*	35,582
1,779	Curis, Inc.*	5,604
1,457	Cytokinetics, Inc.*	4,254
1,070	Cytori Therapeutics, Inc.*	4,975
3,242	Dendreon Corp.*	140,703
2,144	Dyax Corp.*	5,639
1,864	Enzon Pharmaceuticals, Inc.*	19,945
3,440	Exelixis, Inc.*	17,819
729	Genomic Health, Inc.*	10,935
2,245	Genzyme Corp.*	109,219
2,968	Geron Corp.*	15,671
7,557	Gilead Sciences, Inc.*	271,447
917	GTx, Inc.*	1,861
2,266	Halozyme Therapeutics, Inc.*	16,610
2,383	Human Genome Sciences, Inc.*	59,003
1,631	Idenix Pharmaceuticals, Inc.*	6,377
1,228	Immunogen, Inc.*	10,880
1,891	Immunomedics, Inc.*	6,581
3,292	Incyte Corp.*	42,434
2,032	InterMune, Inc.*	18,369
2,314	Isis Pharmaceuticals, Inc.*	21,289
7,982	Lexicon Pharmaceuticals, Inc.*	11,734
3,042	Ligand Pharmaceuticals, Inc., Class B*	4,685
3,142	MannKind Corp.*	17,470
751	Maxygen, Inc.*	4,649
825	Medivation, Inc.*	9,669
1,929	Micromet, Inc.*	11,748
1,138	Momenta Pharmaceuticals, Inc.*	15,101

Shares		Value
	Common Stocks (a) (continued)
2,200	Myriad Genetics, Inc.*	$40,150
1,425	Nabi Biopharmaceuticals*	7,780
724	Neurocrine Biosciences, Inc.*	2,896
2,475	Novavax, Inc.*	5,965
1,302	NPS Pharmaceuticals, Inc.*	8,580
2,077	Onyx Pharmaceuticals, Inc.*	46,296
1,127	Orexigen Therapeutics, Inc.*	6,131
1,272	OSI Pharmaceuticals, Inc.*	72,987
837	Osiris Therapeutics, Inc.*	5,131
2,219	PDL BioPharma, Inc.	11,916
2,105	Pharmasset, Inc.*	62,013
862	Progenics Pharmaceuticals, Inc.*	4,379
1,143	QLT, Inc.*	6,812
2,834	Regeneron Pharmaceuticals, Inc.*	80,967
1,352	Rigel Pharmaceuticals, Inc.*	8,815
1,071	Sangamo Biosciences, Inc.*	4,873
1,522	Savient Pharmaceuticals, Inc.*	18,325
2,303	Seattle Genetics, Inc.*	30,469
1,127	SIGA Technologies, Inc.*	7,833
1,318	Sinovac Biotech Ltd.*	5,325
1,230	Spectrum Pharmaceuticals, Inc.*	4,957
2,836	StemCells, Inc.*	2,893
1,027	Synta Pharmaceuticals Corp.*	3,215
2,946	Talecris Biotherapeutics Holdings Corp.*	48,845
693	Targacept, Inc.*	15,939
1,640	Theravance, Inc.*	20,844
1,521	United Therapeutics Corp.*	77,906
669	Vanda Pharmaceuticals, Inc.*	4,890
4,646	Vertex Pharmaceuticals, Inc.*	160,705
1,390	Vical, Inc.*	4,629
9,458	XOMA Ltd.*	4,172
2,443	Zymogenetics, Inc.*	11,360
		2,877,108
	Health Care Equipment & Supplies — 0.8%
822	Gen-Probe, Inc.*	36,135
	Life Sciences Tools & Services — 7.8%
1,545	Affymetrix, Inc.*	10,119
890	Albany Molecular Research, Inc.*	5,714
2,648	Illumina, Inc.*	111,322
1,899	Life Technologies Corp.*	95,064
1,029	Luminex Corp.*	17,627
3,376	QIAGEN N.V.*	71,166
1,555	Sequenom, Inc.*	9,532
595	Techne Corp.	36,027
		356,571
	Personal Products — 0.1%
424	China Sky One Medical, Inc.*	5,368

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 197

  Ultra Nasdaq Biotechnology  BIB

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 24.4%
2,362	Akorn, Inc.*	$6,826
1,256	Alexza Pharmaceuticals, Inc.*	4,170
1,113	Auxilium Pharmaceuticals, Inc.*	32,032
542	Biodel, Inc.*	2,667
535	BioMimetic Therapeutics, Inc.*	6,516
993	BMP Sunstone Corp.*	4,935
1,207	Cadence Pharmaceuticals, Inc.*	9,572
1,581	Cardiome Pharma Corp.*	13,360
1,049	Cypress Bioscience, Inc.*	4,322
1,107	Depomed, Inc.*	3,775
2,061	Durect Corp.*	5,235
1,385	Endo Pharmaceuticals Holdings, Inc.*	29,002
1,127	Eurand N.V.*	10,075
638	Flamel Technologies S.A. (ADR)*	4,517
304	Hi-Tech Pharmacal Co., Inc.*	6,986
1,712	Impax Laboratories, Inc.*	36,080
3,038	Inspire Pharmaceuticals, Inc.*	17,271
783	Jazz Pharmaceuticals, Inc.*	6,350
624	MAP Pharmaceuticals, Inc.*	9,310
926	Medicines Co. (The)*	7,783
5,205	Mylan, Inc.*	101,185
2,795	Nektar Therapeutics*	34,183
562	Obagi Medical Products, Inc.*	7,143
896	Optimer Pharmaceuticals, Inc.*	9,560
826	Pain Therapeutics, Inc.*	4,824
2,162	Perrigo Co.	128,445
743	Pozen, Inc.*	5,706
1,747	Questcor Pharmaceuticals, Inc.*	16,544
1,485	Salix Pharmaceuticals Ltd.*	53,356
1,538	Santarus, Inc.*	4,445
1,216	Shire plc (ADR)	74,431
1,515	SuperGen, Inc.*	3,651
6,024	Teva Pharmaceutical Industries Ltd. (ADR)^	322,586
1,823	Viropharma, Inc.*	22,186
1,609	Vivus, Inc.*	20,370
3,757	Warner Chilcott plc, Class A*	86,862
754	XenoPort, Inc.*	7,487
		1,123,748
	Total Common Stocks (Cost $4,924,671)	4,398,930
Principal Amount
	U.S. Government & Agency Security (a) — 2.2%
$101,359	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $101,359)	101,359

Principal Amount		Value
	Repurchase Agreements (a) — 15.4%
$43,070	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $43,071 (b)	$43,070
17,230	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $17,230 (c)	17,230
22,974	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $22,975 (d)	22,974
86,132	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $86,136 (e)	86,132
86,132	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $86,136 (f)	86,132
172,293	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $172,297 (g)	172,293
114,843	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $114,848 (h)	114,843
51,689	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $51,690 (i)	51,689
86,140	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $86,142 (j)	86,140
28,369	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $28,370 (k)	28,369
	Total Repurchase Agreements (Cost $708,872)	708,872
	Total Investment Securities (Cost $5,734,902) — 113.3%	5,209,161
	Liabilities in excess of other assets — (13.3%)	(609,483)
	Net Assets — 100.0%	$4,599,678

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $322,586 or 7.01% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,894,718.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

198 :: Schedule of Portfolio Investments :: May 31, 2010

  BIB  Ultra Nasdaq Biotechnology

U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $43,931. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $17,575. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $23,433. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $87,855. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $87,855. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $175,739. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $117,140. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $52,723. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $87,863. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $28,936. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,301
Aggregate gross unrealized depreciation	(597,302)
Net unrealized depreciation	$(540,001)
Federal income tax cost of investments	$5,749,162

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$2,908,741	$(390,136)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	1,922,704	(209,239)
		$(599,375)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 199

  Ultra Oil & Gas  DIG

Shares		Value
	Common Stocks (a) — 88.8%
	Electrical Equipment — 0.5%
13,499	First Solar, Inc.*	$1,516,748
15,644	SunPower Corp., Class A*	206,970
12,018	SunPower Corp., Class B*	139,288
		1,863,006
	Energy Equipment & Services — 17.7%
15,891	Atwood Oceanics, Inc.*	431,441
121,596	Baker Hughes, Inc.	4,637,671
9,702	Bristow Group, Inc.*	315,315
69,553	Cameron International Corp.*	2,517,819
17,528	Complete Production Services, Inc.*	228,039
6,562	Core Laboratories N.V.	892,301
18,722	Diamond Offshore Drilling, Inc.	1,181,358
23,406	Dresser-Rand Group, Inc.*	745,013
8,602	Dril-Quip, Inc.*	419,003
17,837	Exterran Holdings, Inc.*	454,844
34,888	FMC Technologies, Inc.*	2,028,737
29,445	Global Industries Ltd.*	153,703
255,328	Halliburton Co.	6,339,794
27,007	Helix Energy Solutions Group, Inc.*	294,106
27,629	Helmerich & Payne, Inc.	1,041,061
32,765	Hercules Offshore, Inc.*	102,227
35,279	Key Energy Services, Inc.*	337,267
81,307	Nabors Industries Ltd.*	1,547,272
119,439	National Oilwell Varco, Inc.	4,554,209
74,636	Noble Corp.*	2,169,669
14,549	Oceaneering International, Inc.*	673,182
14,111	Oil States International, Inc.*	550,893
32,859	Parker Drilling Co.*	158,052
44,171	Patterson-UTI Energy, Inc.	619,719
44,744	Pride International, Inc.*	1,108,309
29,828	Rowan Cos., Inc.*	738,541
340,553	Schlumberger Ltd.	19,122,051
5,415	SEACOR Holdings, Inc.*	395,187
70,693	Smith International, Inc.	2,655,229
22,135	Superior Energy Services, Inc.*	481,658
21,499	Tetra Technologies, Inc.*	216,280
14,710	Tidewater, Inc.	615,025
91,193	Transocean Ltd.*	5,177,027
13,482	Unit Corp.*	551,279
199,368	Weatherford International Ltd.*	2,815,076
		66,268,357
	Gas Utilities — 0.3%
20,658	Energen Corp.	914,530
	Machinery — 0.0%
8,103	Chart Industries, Inc.*	149,257

Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 0.3%
27,430	OGE Energy Corp.	$999,549
	Oil, Gas & Consumable Fuels — 70.0%
140,134	Anadarko Petroleum Corp.	7,333,212
95,165	Apache Corp.	8,521,074
10,909	Arena Resources, Inc.*	358,688
22,333	Atlas Energy, Inc.*	689,643
13,460	Berry Petroleum Co., Class A	413,760
9,550	Bill Barrett Corp.*	310,948
29,413	Brigham Exploration Co.*	505,315
29,335	Cabot Oil & Gas Corp.	1,017,631
7,933	Carrizo Oil & Gas, Inc.*	140,732
185,035	Chesapeake Energy Corp.	4,133,682
572,669	Chevron Corp.	42,303,059
23,631	Cimarex Energy Co.	1,736,406
7,982	CNX Gas Corp.*	305,232
13,158	Comstock Resources, Inc.*	392,635
21,903	Concho Resources, Inc.*	1,140,051
371,941	ConocoPhillips	19,288,860
8,870	Continental Resources, Inc.*	418,309
109,507	Denbury Resources, Inc.*	1,801,390
119,778	Devon Energy Corp.	7,647,825
201,506	El Paso Corp.	2,285,078
71,975	EOG Resources, Inc.	7,545,859
48,807	EXCO Resources, Inc.	841,921
1,356,191	Exxon Mobil Corp.	81,995,308
28,927	Forest Oil Corp.*	770,615
29,586	Frontier Oil Corp.	411,541
7,555	Goodrich Petroleum Corp.*	92,473
84,361	Hess Corp.	4,488,005
11,954	Holly Corp.	309,609
202,911	Marathon Oil Corp.	6,308,503
29,087	Mariner Energy, Inc.*	621,880
54,204	Murphy Oil Corp.	2,893,410
37,616	Newfield Exploration Co.*	1,958,289
49,538	Noble Energy, Inc.	2,947,016
231,369	Occidental Petroleum Corp.	19,090,256
12,956	Penn Virginia Corp.	283,607
85,948	Petrohawk Energy Corp.*	1,652,780
32,950	Pioneer Natural Resources Co.	2,098,915
39,801	Plains Exploration & Production Co.*	879,602
34,135	Quicksilver Resources, Inc.*	416,788
44,732	Range Resources Corp.	2,010,703
51,732	SandRidge Energy, Inc.*	333,154
29,806	Southern Union Co.	648,877
97,706	Southwestern Energy Co.*	3,674,723
17,763	St. Mary Land & Exploration Co.	768,072
33,584	Sunoco, Inc.	1,003,154

See accompanying notes to the financial statements.

200 :: Schedule of Portfolio Investments :: May 31, 2010

  DIG  Ultra Oil & Gas

Shares		Value
	Common Stocks (a) (continued)
10,704	Swift Energy Co.*	$295,966
40,061	Tesoro Corp.	468,714
43,414	Ultra Petroleum Corp.*	1,997,912
160,778	Valero Energy Corp.	3,003,333
14,409	Whiting Petroleum Corp.*	1,206,177
164,610	Williams Cos., Inc. (The)	3,251,048
164,801	XTO Energy, Inc.	7,043,595
		262,055,335
	Total Common Stocks (Cost $341,045,791)	332,250,034
Principal Amount
	U.S. Government & Agency Security (a) — 2.3%
$8,490,542	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $8,490,542)	8,490,542
	Repurchase Agreements (a) — 15.8%
3,607,336	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $3,607,408 (b)	3,607,336
1,445,099	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,445,130 (c)	1,445,099
1,928,171	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,928,214 (d)	1,928,171
7,203,845	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $7,204,139 (e)	7,203,845
7,203,845	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $7,204,153 (f)	7,203,845
14,445,582	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $14,445,887 (g)	14,445,582
9,605,126	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $9,605,537 (h)	9,605,126
4,335,298	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,335,390 (i)	4,335,298
7,214,671	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $7,214,831 (j)	7,214,671

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$2,385,319	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,385,372 (k)	$2,385,319
	Total Repurchase Agreements (Cost $59,374,292)	59,374,292
	Total Investment Securities (Cost $408,910,625) — 106.9%	400,114,868
	Liabilities in excess of other assets — (6.9%)	(25,870,309)
	Net Assets — 100.0%	$374,244,559

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $181,115,270.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $3,679,483. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $1,474,001. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,966,734. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $7,347,962. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $7,347,943. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 201

  Ultra Oil & Gas  DIG

05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $14,734,512. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $9,797,254. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $4,422,007. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $7,358,979. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $2,433,032. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,239,517
Aggregate gross unrealized depreciation	(23,135,244)
Net unrealized appreciation	$(9,895,727)
Federal income tax cost of investments	$410,010,595

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$1,501,238	$(88,555)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	56,050,272	(1,405,382)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	34,038,312	(2,006,507)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	187,126,058	(7,962,999)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	104,201,924	(14,741,794)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	34,121,291	(1,451,361)
		$(27,656,598)

See accompanying notes to the financial statements.

202 :: Schedule of Portfolio Investments :: May 31, 2010

  URE  Ultra Real Estate

Shares		Value
	Common Stocks (a) — 74.4%
	Real Estate Investment Trusts — 70.2%
69,815	Alexandria Real Estate Equities, Inc.	$4,578,468
256,202	AMB Property Corp.	6,643,318
83,283	American Campus Communities, Inc.	2,229,486
873,859	Annaly Capital Management, Inc.	14,820,649
184,703	Apartment Investment & Management Co., Class A	3,810,423
128,739	AvalonBay Communities, Inc.	12,624,146
176,352	BioMed Realty Trust, Inc.	2,999,748
219,075	Boston Properties, Inc.	16,798,671
203,277	Brandywine Realty Trust	2,355,980
98,332	BRE Properties, Inc.	4,017,845
101,374	Camden Property Trust	4,626,709
217,947	CBL & Associates Properties, Inc.	3,114,463
1,119,875	Chimera Investment Corp.	4,412,307
104,828	Colonial Properties Trust	1,580,806
91,732	Corporate Office Properties Trust	3,477,560
327,740	DCT Industrial Trust, Inc.	1,586,262
298,713	Developers Diversified Realty Corp.	3,417,277
225,003	DiamondRock Hospitality Co.*	2,056,527
123,112	Digital Realty Trust, Inc.	7,006,304
191,985	Douglas Emmett, Inc.	2,971,928
353,843	Duke Realty Corp.	4,203,655
41,067	EastGroup Properties, Inc.	1,518,658
66,439	Entertainment Properties Trust	2,720,013
48,032	Equity Lifestyle Properties, Inc.	2,488,058
432,915	Equity Residential	19,537,454
46,052	Essex Property Trust, Inc.	4,846,052
96,292	Federal Realty Investment Trust	7,096,720
113,850	Franklin Street Properties Corp.	1,406,047
57,216	Hatteras Financial Corp.	1,584,883
464,523	HCP, Inc.	14,799,703
194,467	Health Care REIT, Inc.	8,377,638
92,999	Healthcare Realty Trust, Inc.	2,132,467
112,015	Highwoods Properties, Inc.	3,299,962
53,052	Home Properties, Inc.	2,579,919
195,050	Hospitality Properties Trust	4,388,625
997,794	Host Hotels & Resorts, Inc.	14,228,542
403,889	HRPT Properties Trust*	2,710,095
81,254	Kilroy Realty Corp.	2,673,257
635,098	Kimco Realty Corp.	9,081,901
109,078	LaSalle Hotel Properties	2,454,255
159,492	Lexington Realty Trust	990,445
176,513	Liberty Property Trust	5,438,366
199,144	Macerich Co. (The)	8,236,596
125,181	Mack-Cali Realty Corp.	4,128,469
443,231	MFA Financial, Inc.	3,248,883
45,598	Mid-America Apartment Communities, Inc.	2,491,019

Shares		Value
	Common Stocks (a) (continued)
130,261	National Retail Properties, Inc.	$2,863,137
185,614	Nationwide Health Properties, Inc.	6,587,441
134,546	Omega Healthcare Investors, Inc.	2,672,084
257,365	Plum Creek Timber Co., Inc.	9,012,922
76,621	Post Properties, Inc.	1,921,655
62,468	Potlatch Corp.	2,176,385
748,075	ProLogis	8,513,093
203,224	Public Storage	18,836,833
125,616	Rayonier, Inc.	5,637,646
164,811	Realty Income Corp.	5,132,215
110,221	Redwood Trust, Inc.	1,674,257
141,499	Regency Centers Corp.	5,200,088
200,709	Senior Housing Properties Trust	4,182,776
450,721	Simon Property Group, Inc.	38,324,807
121,458	SL Green Realty Corp.	7,565,619
155,266	Sunstone Hotel Investors, Inc.*	1,712,584
63,694	Tanger Factory Outlet Centers	2,650,944
83,180	Taubman Centers, Inc.	3,367,958
241,583	UDR, Inc.	4,911,382
247,424	Ventas, Inc.	11,616,557
284,774	Vornado Realty Trust	22,121,244
94,437	Washington Real Estate Investment Trust	2,774,559
189,062	Weingarten Realty Investors	3,943,833
		415,190,578
	Real Estate Management & Development — 4.2%
409,521	Brookfield Properties Corp.	5,991,292
395,381	CB Richard Ellis Group, Inc., Class A*	6,258,881
188,286	Forest City Enterprises, Inc., Class A*	2,496,673
56,415	Forestar Group, Inc.*	1,035,215
64,769	Jones Lang LaSalle, Inc.	4,833,063
144,977	St. Joe Co. (The)*	4,008,614
		24,623,738
	Total Common Stocks (Cost $395,771,173)	439,814,316
Principal Amount
	U.S. Government & Agency Security (a) — 3.1%
$18,240,165	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $18,240,165)	18,240,165
	Repurchase Agreements (a) — 21.6%
7,744,152	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $7,744,307 (b)	7,744,152

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 203

  Ultra Real Estate  URE

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$3,123,147	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,123,213 (c)	$3,123,147
4,180,336	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $4,180,429 (d)	4,180,336
15,360,874	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $15,361,501 (e)	15,360,874
15,360,874	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $15,361,531 (f)	15,360,874
31,167,751	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $31,168,409 (g)	31,167,751
20,481,166	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $20,482,042 (h)	20,481,166
9,369,440	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $9,369,638 (i)	9,369,440
15,488,303	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $15,488,647 (j)	15,488,303
5,217,653	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,217,769 (k)	5,217,653
	Total Repurchase Agreements (Cost $127,493,696)	127,493,696
	Total Investment Securities (Cost $541,505,034) — 99.1%	585,548,177
	Other assets less liabilities — 0.9%	5,588,920
	Net Assets — 100.0%	$591,137,097

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $288,776,922.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $7,899,036. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $3,185,610. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $4,263,943. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $15,668,177. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $15,668,137. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $31,791,145. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $20,890,843. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $9,556,835. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

204 :: Schedule of Portfolio Investments :: May 31, 2010

  URE  Ultra Real Estate

schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $15,798,101. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $5,322,021. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,048,578
Aggregate gross unrealized depreciation	(6,162,913)
Net unrealized appreciation	$23,885,665
Federal income tax cost of investments	$561,662,512

Swap Agreements

Ultra Real Estate had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$108,614,735	$8,415,734
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	59,941,619	(14,598,166)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	177,065,780	(356,052)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	58,878,953	516,243
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	257,310,294	20,056,365
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	83,600,314	(9,443,910)
		$4,590,214

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 205

  Ultra Semiconductors  USD

Shares		Value
	Common Stocks (a) — 67.4%
	Communications Equipment — 0.2%
6,823	InterDigital, Inc.*	$178,080
	Computers & Peripherals — 2.2%
35,417	SanDisk Corp.*	1,651,141
	Semiconductors & Semiconductor Equipment — 65.0%
87,608	Advanced Micro Devices, Inc.*	750,801
45,804	Altera Corp.	1,079,600
18,196	Amkor Technology, Inc.*	123,915
46,479	Analog Devices, Inc.	1,355,792
209,467	Applied Materials, Inc.	2,704,219
10,344	Applied Micro Circuits Corp.*	114,043
10,728	Atheros Communications, Inc.*	364,752
62,753	Atmel Corp.*	320,354
4,898	ATMI, Inc.*	79,348
68,055	Broadcom Corp., Class A	2,349,259
3,664	Cabot Microelectronics Corp.*	134,469
15,095	Cree, Inc.*	1,001,855
4,506	Cymer, Inc.*	136,397
24,184	Cypress Semiconductor Corp.*	275,456
19,369	Fairchild Semiconductor International, Inc.*	193,690
7,704	Formfactor, Inc.*	99,150
25,717	Integrated Device Technology, Inc.*	150,187
868,372	Intel Corp.	18,600,528
11,128	International Rectifier Corp.*	233,243
19,082	Intersil Corp., Class A	253,981
26,653	KLA-Tencor Corp.	820,113
19,736	Lam Research Corp.*	747,205
32,188	Linear Technology Corp.	899,976
100,713	LSI Corp.*	536,800
76,167	Marvell Technology Group Ltd.*	1,445,650
47,586	Maxim Integrated Products, Inc.	845,127
34,890	MEMC Electronic Materials, Inc.*	396,001
28,396	Microchip Technology, Inc.	790,829
132,213	Micron Technology, Inc.*	1,201,816
12,948	Microsemi Corp.*	200,435
36,902	National Semiconductor Corp.	518,473
8,145	Netlogic Microsystems, Inc.*	234,332
15,247	Novellus Systems, Inc.*	393,678
86,637	NVIDIA Corp.*	1,138,410
7,915	Omnivision Technologies, Inc.*	152,680
66,384	ON Semiconductor Corp.*	485,267
35,518	PMC-Sierra, Inc.*	287,696
16,400	Rambus, Inc.*	384,416
37,708	RF Micro Devices, Inc.*	180,998
9,626	Semtech Corp.*	169,514
7,130	Silicon Laboratories, Inc.*	323,916
26,723	Skyworks Solutions, Inc.*	425,697

Shares		Value
	Common Stocks (a) (continued)
26,963	Teradyne, Inc.*	$296,054
7,737	Tessera Technologies, Inc.*	134,469
195,607	Texas Instruments, Inc.	4,776,723
23,509	TriQuint Semiconductor, Inc.*	165,033
11,607	Varian Semiconductor Equipment Associates, Inc.*	360,862
43,158	Xilinx, Inc.	1,055,213
7,988	Zoran Corp.*	77,164
		49,765,586
	Total Common Stocks (Cost $43,701,329)	51,594,807
Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
$3,135,300	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $3,135,300)	3,135,300
	Repurchase Agreements (a) — 28.6%
1,332,161	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,332,188 (b)	1,332,161
533,352	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $533,363 (c)	533,352
711,445	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $711,461 (d)	711,445
2,661,885	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,661,994 (e)	2,661,885
2,661,885	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,661,999 (f)	2,661,885
5,332,303	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $5,332,416 (g)	5,332,303
3,549,180	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,549,332 (h)	3,549,180
1,600,057	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,600,091 (i)	1,600,057
2,664,323	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,664,382 (j)	2,664,323

See accompanying notes to the financial statements.

206 :: Schedule of Portfolio Investments :: May 31, 2010

  USD  Ultra Semiconductors

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$879,430	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $879,450 (k)	$879,430
	Total Repurchase Agreements (Cost $21,926,021)	21,926,021
	Total Investment Securities (Cost $68,762,650) — 100.1%	76,656,128
	Liabilities in excess of other assets — (0.1%)	(107,724)
	Net Assets — 100.0%	$76,548,404

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $30,356,915.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,358,804. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $544,019. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $725,674. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,715,137. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,715,131. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $5,438,956. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,620,173. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,632,059. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,717,615. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $897,021. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,576,685
Aggregate gross unrealized depreciation	(5,130,420)
Net unrealized appreciation	$7,446,265
Federal income tax cost of investments	$69,209,863

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 207

  Ultra Semiconductors  USD

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$13,840,164	$54,222
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	16,316,119	(927,532)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	7,016,773	72,957
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	40,877,735	1,449,930
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	24,084,810	(867,024)
		$(217,447)

See accompanying notes to the financial statements.

208 :: Schedule of Portfolio Investments :: May 31, 2010

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) — 80.9%
	Commercial Services & Supplies — 0.2%
10,563	Pitney Bowes, Inc.	$239,146
	Communications Equipment — 10.9%
4,909	ADC Telecommunications, Inc.*	40,548
3,167	ADTRAN, Inc.	86,871
6,306	Arris Group, Inc.*	69,177
22,591	Brocade Communications Systems, Inc.*	123,121
4,639	Ciena Corp.*	72,229
293,457	Cisco Systems, Inc.*	6,796,464
1,432	Comtech Telecommunications Corp.*	41,256
1,890	EchoStar Corp., Class A*	39,747
4,111	Emulex Corp.*	43,083
3,997	F5 Networks, Inc.*	281,109
4,835	Harmonic, Inc.*	27,995
6,650	Harris Corp.	311,952
2,224	InterDigital, Inc.*	58,046
11,089	JDS Uniphase Corp.*	127,524
26,860	Juniper Networks, Inc.*	715,013
109,295	Motorola, Inc.*	748,671
8,525	Palm, Inc.*	48,592
2,489	Plantronics, Inc.	74,521
4,235	Polycom, Inc.*	127,177
85,504	QUALCOMM, Inc.	3,040,522
2,879	Riverbed Technology, Inc.*	76,956
10,384	Sonus Networks, Inc.*	26,998
3,362	Tekelec*	48,194
17,996	Tellabs, Inc.	161,964
		13,187,730
	Computers & Peripherals — 26.0%
46,136	Apple, Inc.*	11,864,334
87,801	Dell, Inc.*	1,170,387
3,339	Diebold, Inc.	96,764
2,502	Electronics for Imaging, Inc.*	27,872
103,780	EMC Corp.*	1,932,384
120,633	Hewlett-Packard Co.	5,550,324
2,446	Intermec, Inc.*	27,004
66,090	International Business Machines Corp.	8,278,434
3,988	Lexmark International, Inc., Class A*	149,749
8,026	NCR Corp.*	106,585
17,106	NetApp, Inc.*	644,554
5,830	QLogic Corp.*	105,640
11,541	SanDisk Corp.*	538,042

Shares		Value
	Common Stocks (a) (continued)
25,336	Seagate Technology*	$389,161
1,706	Synaptics, Inc.*	51,044
8,761	Teradata Corp.*	279,826
11,631	Western Digital Corp.*	404,875
		31,616,979
	Electronic Equipment, Instruments & Components — 1.4%
3,250	Brightpoint, Inc.*	24,148
79,587	Corning, Inc.	1,387,201
8,323	Ingram Micro, Inc., Class A*	141,158
2,317	Insight Enterprises, Inc.*	33,689
2,569	Tech Data Corp.*	104,430
		1,690,626
	Health Care Technology — 0.4%
2,998	Allscripts-Misys Healthcare Solutions, Inc.*	56,392
1,604	athenahealth, Inc.*	39,715
3,529	Cerner Corp.*	295,413
915	Quality Systems, Inc.	54,022
		445,542
	Internet Software & Services — 6.9%
8,788	Akamai Technologies, Inc.*	349,059
5,401	AOL, Inc.*	111,423
1,942	Digital River, Inc.*	53,483
5,394	Earthlink, Inc.	46,334
2,256	Equinix, Inc.*	207,574
12,416	Google, Inc., Class A*	6,023,995
4,975	IAC/InterActiveCorp*	116,689
2,269	j2 Global Communications, Inc.*	52,505
3,888	Rackspace Hosting, Inc.*	68,429
2,024	SAVVIS, Inc.*	37,960
4,252	United Online, Inc.	28,977
9,892	VeriSign, Inc.*	276,086
66,592	Yahoo!, Inc.*	1,021,521
		8,394,035
	IT Services — 1.8%
9,618	Amdocs Ltd.*	274,113
1,524	CACI International, Inc., Class A*	70,470
14,859	Cognizant Technology Solutions Corp., Class A*	743,544
7,816	Computer Sciences Corp.*	390,722
1,775	CSG Systems International, Inc.*	36,423
2,014	DST Systems, Inc.	77,177
3,289	Gartner, Inc.*	81,403
20,144	SAIC, Inc.*	346,275

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 209

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) (continued)
2,210	SRA International, Inc., Class A*	$47,670
1,957	Unisys Corp.*	45,402
3,797	VeriFone Holdings, Inc.*	76,623
		2,189,822
	Office Electronics — 0.5%
68,870	Xerox Corp.	641,180
	Semiconductors & Semiconductor Equipment — 13.3%
28,549	Advanced Micro Devices, Inc.*	244,665
14,924	Altera Corp.	351,759
5,930	Amkor Technology, Inc.*	40,383
15,146	Analog Devices, Inc.	441,809
68,260	Applied Materials, Inc.	881,237
3,372	Applied Micro Circuits Corp.*	37,176
3,497	Atheros Communications, Inc.*	118,898
20,450	Atmel Corp.*	104,397
1,597	ATMI, Inc.*	25,871
22,177	Broadcom Corp., Class A	765,550
1,194	Cabot Microelectronics Corp.*	43,820
4,918	Cree, Inc.*	326,408
1,465	Cymer, Inc.*	44,346
7,881	Cypress Semiconductor Corp.*	89,765
6,311	Fairchild Semiconductor International, Inc.*	63,110
2,509	Formfactor, Inc.*	32,291
8,381	Integrated Device Technology, Inc.*	48,945
282,982	Intel Corp.	6,061,474
3,626	International Rectifier Corp.*	76,001
6,217	Intersil Corp., Class A	82,748
8,685	KLA-Tencor Corp.	267,237
6,432	Lam Research Corp.*	243,516
10,487	Linear Technology Corp.	293,216
32,820	LSI Corp.*	174,931
24,821	Marvell Technology Group Ltd.*	471,103
15,507	Maxim Integrated Products, Inc.	275,404
11,369	MEMC Electronic Materials, Inc.*	129,038
9,254	Microchip Technology, Inc.	257,724
43,085	Micron Technology, Inc.*	391,643
4,219	Microsemi Corp.*	65,310
12,025	National Semiconductor Corp.	168,951
2,712	Netlogic Microsystems, Inc.*	78,024
4,966	Novellus Systems, Inc.*	128,222
28,231	NVIDIA Corp.*	370,955
2,579	Omnivision Technologies, Inc.*	49,749
21,634	ON Semiconductor Corp.*	158,145
11,574	PMC-Sierra, Inc.*	93,749
5,344	Rambus, Inc.*	125,263

Shares		Value
	Common Stocks (a) (continued)
12,289	RF Micro Devices, Inc.*	$58,987
3,137	Semtech Corp.*	55,243
2,324	Silicon Laboratories, Inc.*	105,579
8,709	Skyworks Solutions, Inc.*	138,734
8,787	Teradyne, Inc.*	96,481
2,523	Tessera Technologies, Inc.*	43,850
63,742	Texas Instruments, Inc.	1,556,580
7,661	TriQuint Semiconductor, Inc.*	53,780
3,784	Varian Semiconductor Equipment Associates, Inc.*	117,645
14,066	Xilinx, Inc.	343,914
2,605	Zoran Corp.*	25,164
		16,218,790
	Software — 18.2%
1,731	ACI Worldwide, Inc.*	33,079
26,669	Adobe Systems, Inc.*	855,542
721	Advent Software, Inc.*	31,176
4,513	ANSYS, Inc.*	197,354
4,563	Ariba, Inc.*	68,673
11,515	Autodesk, Inc.*	336,929
1,527	Blackboard, Inc.*	61,141
9,293	BMC Software, Inc.*	343,934
21,302	CA, Inc.	431,366
13,407	Cadence Design Systems, Inc.*	89,827
8,546	Check Point Software Technologies Ltd.*	262,106
9,243	Citrix Systems, Inc.*	403,087
11,569	Compuware Corp.*	94,750
2,139	Concur Technologies, Inc.*	90,480
2,400	Fair Isaac Corp.	55,680
4,550	Informatica Corp.*	117,390
14,781	Intuit, Inc.*	528,273
2,041	JDA Software Group, Inc.*	54,536
7,998	McAfee, Inc.*	254,336
4,993	Mentor Graphics Corp.*	45,836
4,056	MICROS Systems, Inc.*	138,715
396,868	Microsoft Corp.	10,239,194
17,565	Novell, Inc.*	102,404
11,982	Nuance Communications, Inc.*	204,113
194,671	Oracle Corp.	4,393,724
5,900	Parametric Technology Corp.*	97,232
2,101	Progress Software Corp.*	67,106
3,192	Quest Software, Inc.*	61,781
9,565	Red Hat, Inc.*	280,350
5,302	Rovi Corp.*	197,977
5,373	Salesforce.com, Inc.*	464,926
3,524	Solera Holdings, Inc.	122,212
4,148	Sybase, Inc.*	266,841
41,771	Symantec Corp.*	591,895

See accompanying notes to the financial statements.

210 :: Schedule of Portfolio Investments :: May 31, 2010

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) (continued)
7,416	Synopsys, Inc.*	$158,851
8,474	TIBCO Software, Inc.*	96,688
2,962	VMware, Inc., Class A*	196,114
2,034	Websense, Inc.*	42,551
		22,078,169
	Wireless Telecommunication Services — 1.3%
20,423	American Tower Corp., Class A*	827,744
12,569	Crown Castle International Corp.*	465,430
5,933	SBA Communications Corp., Class A*	195,967
3,481	Syniverse Holdings, Inc.*	68,889
		1,558,030
	Total Common Stocks (Cost $93,050,415)	98,260,049
Principal Amount
	U.S. Government & Agency Security (a) — 2.7%
$3,354,891	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $3,354,891)	3,354,891
	Repurchase Agreements (a) — 19.3%
1,425,073	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,425,102 (b)	1,425,073
572,041	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $572,053 (c)	572,041
763,996	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $764,013 (d)	763,996
2,840,087	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,840,203 (e)	2,840,087
2,840,087	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,840,208 (f)	2,840,087
5,715,384	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $5,715,505 (g)	5,715,384
3,786,783	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,786,945 (h)	3,786,783

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,716,124	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,716,160 (i)	$1,716,124
2,850,147	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,850,210 (j)	2,850,147
947,696	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $947,717 (k)	947,696
	Total Repurchase Agreements (Cost $23,457,418)	23,457,418
	Total Investment Securities (Cost $119,862,724) — 102.9%	125,072,358
	Liabilities in excess of other assets — (2.9%)	(3,555,926)
	Net Assets — 100.0%	$121,516,432

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $45,093,947.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,453,575. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $583,482. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $779,276. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,896,905. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 211

  Ultra Technology  ROM

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,896,897. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $5,829,699. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,862,529. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,750,448. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,907,156. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $966,653. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,972,675
Aggregate gross unrealized depreciation	(17,345,995)
Net unrealized depreciation	$(373,320)
Federal income tax cost of investments	$125,445,678

Swap Agreements

Ultra Technology had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$68,704,606	$1,093,960
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	26,286,961	(2,314,649)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	11,999,262	(299,576)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	21,490,908	420,104
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	17,098,904	(2,531,117)
		$(3,631,278)

See accompanying notes to the financial statements.

212 :: Schedule of Portfolio Investments :: May 31, 2010

  LTL  Ultra Telecommunications

Shares		Value
	Common Stocks (a) — 67.8%
	Diversified Financial Services — 2.5%
9,556	Leucadia National Corp.*	$209,468
	Diversified Telecommunication Services — 44.2%
1,968	AboveNet, Inc.*	90,253
6,562	Alaska Communications Systems Group, Inc.	54,268
42,528	AT&T, Inc.	1,033,430
1,370	Atlantic Tele-Network, Inc.	57,280
4,088	Cbeyond, Inc.*	63,895
10,565	CenturyTel, Inc.	362,696
24,177	Cincinnati Bell, Inc.*	76,883
3,304	Consolidated Communications Holdings, Inc.	57,060
21,057	Frontier Communications Corp.	167,403
7,079	General Communication, Inc., Class A*	40,563
4,134	Global Crossing Ltd.*	56,264
104,097	Level 3 Communications, Inc.*	139,490
16,006	PAETEC Holding Corp.*	67,705
60,304	Qwest Communications International, Inc.	315,993
3,240	SureWest Communications*	19,861
9,580	tw telecom, inc.*	167,554
26,782	Verizon Communications, Inc.	737,041
21,991	Windstream Corp.	234,644
		3,742,283
	Media — 3.5%
4,533	RCN Corp.*	65,842
14,284	Virgin Media, Inc.	230,829
		296,671
	Wireless Telecommunication Services — 17.6%
6,042	Leap Wireless International, Inc.*	98,666
19,541	MetroPCS Communications, Inc.*	175,674
7,181	NII Holdings, Inc.*	261,891
3,813	NTELOS Holdings Corp.	68,443
3,241	Shenandoah Telecommunications Co.	54,870
101,412	Sprint Nextel Corp.*	520,244
5,601	Telephone & Data Systems, Inc.	184,161
1,854	United States Cellular Corp.*	76,959
3,731	USA Mobility, Inc.	52,532
		1,493,440
	Total Common Stocks (Cost $5,794,396)	5,741,862
Principal Amount
	U.S. Government & Agency Security (a) — 4.3%
$366,251	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $366,251)	366,251

Principal Amount		Value
	Repurchase Agreements (a) — 30.3%
$155,455	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $155,458 (b)	$155,455
62,857	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $62,858 (c)	62,857
84,237	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $84,239 (d)	84,237
307,535	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $307,548 (e)	307,535
307,535	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $307,548 (f)	307,535
626,881	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $626,894 (g)	626,881
410,047	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $410,065 (h)	410,047
188,571	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $188,575 (i)	188,571
310,910	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $310,917 (j)	310,910
105,497	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $105,499 (k)	105,497
	Total Repurchase Agreements (Cost $2,559,525)	2,559,525
	Total Investment Securities (Cost $8,720,172) — 102.4%	8,667,638
	Liabilities in excess of other assets — (2.4%)	(200,576)
	Net Assets — 100.0%	$8,467,062

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,282,583.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $158,564. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 213

  Ultra Telecommunications  LTL

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $64,114. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $85,922. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $313,687. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $313,687. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $639,419. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $418,249. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $192,343. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $317,129. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $107,607. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,558
Aggregate gross unrealized depreciation	(902,705)
Net unrealized depreciation	$(690,147)
Federal income tax cost of investments	$9,357,785

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,553,606	$(23,681)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,201,952	(83,899)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,768,744	(122,673)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	611,508	(23,991)
		$(254,244)

See accompanying notes to the financial statements.

214 :: Schedule of Portfolio Investments :: May 31, 2010

  UPW  Ultra Utilities

Shares		Value
	Common Stocks (a) — 88.7%
	Commercial Services & Supplies — 0.4%
5,467	Covanta Holding Corp.*	$84,356
	Electric Utilities — 41.5%
7,112	Allegheny Energy, Inc.	145,512
1,232	Allete, Inc.	42,529
20,018	American Electric Power Co., Inc.	639,775
2,536	Cleco Corp.	67,128
5,028	DPL, Inc.	125,901
54,777	Duke Energy Corp.	874,241
12,564	Edison International	406,571
1,896	El Paso Electric Co.*	37,579
7,933	Entergy Corp.	595,530
27,710	Exelon Corp.	1,069,606
12,799	FirstEnergy Corp.	450,653
15,960	FPL Group, Inc.	796,883
5,676	Great Plains Energy, Inc.	99,614
3,844	Hawaiian Electric Industries, Inc.	84,414
1,980	IDACORP, Inc.	65,439
2,132	ITC Holdings Corp.	112,378
7,353	Northeast Utilities	190,810
9,812	NV Energy, Inc.	115,683
9,236	Pepco Holdings, Inc.	148,977
4,226	Pinnacle West Capital Corp.	148,375
3,295	PNM Resources, Inc.	40,660
3,155	Portland General Electric Co.	59,661
15,628	PPL Corp.	403,359
11,716	Progress Energy, Inc.	452,120
34,445	Southern Co.	1,126,351
1,491	Unisource Energy Corp.	46,042
4,547	Westar Energy, Inc.	100,034
		8,445,825
	Gas Utilities — 8.4%
3,210	AGL Resources, Inc.	117,165
3,907	Atmos Energy Corp.	105,958
6,040	EQT Corp.	236,708
878	Laclede Group, Inc. (The)	29,053
2,901	National Fuel Gas Co.	140,989
1,746	New Jersey Resources Corp.	61,896
1,885	Nicor, Inc.	76,173
1,117	Northwest Natural Gas Co.	49,114
4,134	Oneok, Inc.	183,839
2,895	Piedmont Natural Gas Co., Inc.	73,562
7,228	Questar Corp.	324,248
1,251	South Jersey Industries, Inc.	54,906
1,876	Southwest Gas Corp.	55,567
4,570	UGI Corp.	119,460
2,104	WGL Holdings, Inc.	71,220
		1,699,858

Shares		Value
	Common Stocks (a) (continued)
	Independent Power Producers & Energy Traders — 5.8%
28,027	AES Corp. (The)*	$287,837
14,658	Calpine Corp.*	200,815
7,562	Constellation Energy Group, Inc.	267,544
5,045	Dynegy, Inc.*	26,384
6,054	Mirant Corp.*	75,191
10,766	NRG Energy, Inc.*	251,386
14,686	RRI Energy, Inc.*	64,912
		1,174,069
	Multi-Utilities — 29.0%
4,632	Alliant Energy Corp.	148,873
9,949	Ameren Corp.	245,342
2,286	Avista Corp.	44,120
1,629	Black Hills Corp.	46,736
15,341	CenterPoint Energy, Inc.	208,944
9,641	CMS Energy Corp.	141,530
11,781	Consolidated Edison, Inc.	501,753
25,076	Dominion Resources, Inc.	976,961
6,875	DTE Energy Co.	312,881
3,208	Integrys Energy Group, Inc.	145,066
11,621	NiSource, Inc.	173,850
1,507	NorthWestern Corp.	39,694
4,480	NSTAR	157,293
15,563	PG&E Corp.	645,865
21,349	Public Service Enterprise Group, Inc.	653,920
4,674	SCANA Corp.	169,619
9,511	Sempra Energy	437,506
8,353	TECO Energy, Inc.	129,889
3,399	Vectren Corp.	78,347
4,911	Wisconsin Energy Corp.	240,639
19,132	Xcel Energy, Inc.	392,015
		5,890,843
	Oil, Gas & Consumable Fuels — 2.6%
26,835	Spectra Energy Corp.	536,968
	Water Utilities — 1.0%
3,763	American Water Works Co., Inc.	76,539
5,688	Aqua America, Inc.	99,256
811	California Water Service Group	29,058
		204,853
	Total Common Stocks (Cost $19,672,130)	18,036,772
Principal Amount
	U.S. Government & Agency Security (a) — 1.6%
$315,467	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $315,467)	315,467

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 215

  Ultra Utilities  UPW

Principal Amount		Value
	Repurchase Agreements (a) — 10.8%
$133,802	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $133,805 (b)	$133,802
54,477	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $54,478 (c)	54,477
73,241	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $73,243 (d)	73,241
262,822	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $262,833 (e)	262,822
262,822	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $262,833 (f)	262,822
542,377	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $542,388 (g)	542,377
350,430	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $350,445 (h)	350,430
163,430	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $163,433 (i)	163,430
267,603	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $267,609 (j)	267,603
92,549	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $92,551 (k)	92,549
	Total Repurchase Agreements (Cost $2,203,553)	2,203,553
	Total Investment Securities (Cost $22,191,150) — 101.1%	20,555,792
	Liabilities in excess of other assets — (1.1%)	(218,376)
	Net Assets — 100.0%	$20,337,416

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $5,787,945.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $136,478. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $55,567. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $74,706. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $268,080. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $268,079. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $553,225. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $357,440. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $166,699. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

216 :: Schedule of Portfolio Investments :: May 31, 2010

  UPW  Ultra Utilities

5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $272,956. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $94,400. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$346,713
Aggregate gross unrealized depreciation	(2,034,935)
Net unrealized depreciation	$(1,688,222)
Federal income tax cost of investments	$22,244,014

Swap Agreements

Ultra Utilities had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$4,997,898	$(125,011)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	3,310,440	(169,143)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	11,387,536	120,134
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	2,820,184	(157,875)
		$(331,895)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 217

  Ultra MSCI EAFE  EFO

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.2%
$767,443	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $767,443)	$767,443
	Repurchase Agreements (a) — 90.8%
316,622	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $316,628 (b)	316,622
162,862	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $162,865 (c)	162,862
240,084	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $240,089 (d)	240,084
452,180	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $452,198 (e)	452,180
452,180	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $452,199 (f)	452,180
1,538,085	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,538,117 (g)	1,538,085
602,907	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $602,933 (h)	602,907
488,585	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $488,595 (i)	488,585
633,244	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $633,258 (j)	633,244
376,875	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $376,883 (k)	376,875
	Total Repurchase Agreements (Cost $5,263,624)	5,263,624
	Total Investment Securities (Cost $6,031,067) † — 104.0%	6,031,067
	Liabilities in excess of other assets — (4.0%)	(231,609)
	Net Assets — 100.0%	$5,799,458

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,777,971.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $322,954. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $166,119. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $244,886. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $461,226. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $461,225. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,568,849. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $614,967. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

218 :: Schedule of Portfolio Investments :: May 31, 2010

  EFO  Ultra MSCI EAFE

which had a total value of $498,357. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $645,910. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $384,414. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$4,263,096	$64,909
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	746,956	(63,979)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	5,822,583	(102,920)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	801,538	(123,364)
		$(225,354)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 219

  Ultra MSCI Emerging Markets  EET

Shares		Value
	Common Stocks (a)^ — 60.7%
	Aerospace & Defense — 0.1%
1,061	Empresa Brasileira de Aeronautica S.A. (ADR)	$23,001
	Airlines — 0.3%
1,187	China Southern Airlines Co., Ltd. (ADR)*	26,106
520	Gol Linhas Aereas Inteligentes S.A. (ADR)	5,900
2,753	Lan Airlines S.A. (ADR)	51,424
439	Tam S.A. (ADR)	5,920
		89,350
	Beverages — 1.2%
795	Cia Cervecerias Unidas S.A. (ADR)	32,822
1,610	Cia de Bebidas das Americas (ADR)	149,810
389	Coca-Cola Femsa, S.A.B de C.V. (ADR)	28,098
3,084	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	134,214
		344,944
	Capital Markets — 0.0%
72	Administradora de Fondos de Pensiones Provida S.A. (ADR)	3,166
	Chemicals — 0.4%
657	Braskem S.A. (ADR)*	7,825
1,173	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)	43,739
1,839	Sociedad Quimica y Minera de Chile S.A. (ADR)	62,296
		113,860
	Commercial Banks — 6.7%
13,729	Banco Bradesco S.A. (ADR)	231,277
110	Banco de Chile (ADR)	6,556
406	Banco Santander Chile (ADR)	25,601
1,449	Bancolumbia S.A. (ADR)	69,408
2,056	HDFC Bank Ltd. (ADR)	284,419
8,206	ICICI Bank Ltd. (ADR)	303,023
17,112	Itau Unibanco Holding S.A. (ADR)	325,488
8,745	KB Financial Group, Inc. (ADR)	356,131
5,028	Shinhan Financial Group Co., Ltd. (ADR)	364,447
		1,966,350
	Computers & Peripherals — 0.0%
302	China Digital TV Holding Co., Ltd. (ADR)*	1,782
	Construction & Engineering — 0.0%
1,300	Empresas ICA, S.A.B de C.V. (ADR)*	12,131

Shares		Value
	Common Stocks (a)^ (continued)
	Construction Materials — 0.4%
11,094	Cemex, S.A.B de C.V. (ADR)*	$124,403
	Diversified Consumer Services — 0.2%
670	New Oriental Education & Technology Group, Inc. (ADR)*	61,419
	Diversified Telecommunication Services — 3.8%
1,136	Brasil Telecom S.A. (ADR)*	21,945
1,368	China Telecom Corp., Ltd. (ADR)	62,526
12,501	China Unicom Hong Kong Ltd. (ADR)	152,437
12,664	Chunghwa Telecom Co. Ltd. (ADR)	244,234
14,075	KT Corp. (ADR)	269,047
547	Mahanagar Telephone Nigam Ltd. (ADR)	1,296
8,928	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	302,775
156	Tata Communications Ltd. (ADR)	1,646
3,293	Tele Norte Leste Participacoes S.A. (ADR)	53,486
353	Telefonos de Mexico, S.A.B de C.V. (ADR)	5,256
312	Telmex Internacional S.A.B de C.V. (ADR)	5,600
		1,120,248
	Electric Utilities — 1.0%
1,906	Centrais Eletricas Brasileiras S.A. (ADR)	23,971
1,028	Centrais Eletricas Brasileiras S.A., Class B (ADR)	15,146
3,111	Cia Energetica de Minas Gerais (ADR)	45,230
811	Cia Paranaense de Energia (ADR)	15,136
172	CPFL Energia S.A. (ADR)	10,521
2,250	Enersis S.A. (ADR)	43,255
9,679	Korea Electric Power Corp. (ADR)*	133,918
		287,177
	Electrical Equipment — 0.4%
4,370	JA Solar Holdings Co., Ltd. (ADR)*	21,282
4,084	Suntech Power Holdings Co., Ltd. (ADR)*	41,248
2,071	Trina Solar Ltd. (ADR)*	36,243
3,012	Yingli Green Energy Holding Co., Ltd. (ADR)*	27,590
		126,363
	Electronic Equipment, Instruments & Components — 2.2%
20,815	AU Optronics Corp. (ADR)	206,008
24,451	LG Display Co., Ltd. (ADR)	446,360
		652,368

See accompanying notes to the financial statements.

220 :: Schedule of Portfolio Investments :: May 31, 2010

  EET  Ultra MSCI Emerging Markets

Shares		Value
	Common Stocks (a)^ (continued)
	Food & Staples Retailing — 0.1%
329	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	$21,142
	Food Products — 0.4%
3,784	BRF - Brasil Foods S.A. (ADR)	48,974
337	Gruma, S.A.B de C.V. (ADR)*	2,024
3,589	Wimm-Bill-Dann Foods OJSC (ADR)	75,556
		126,554
	Health Care Equipment & Supplies — 0.3%
855	China Medical Technologies, Inc. (ADR)	8,969
2,743	Mindray Medical International Ltd. (ADR)	81,577
		90,546
	Hotels, Restaurants & Leisure — 0.5%
3,108	Ctrip.com International Ltd. (ADR)*	122,424
529	Home Inns & Hotels Management, Inc. (ADR)*	20,150
		142,574
	Household Durables — 0.1%
396	Desarrolladora Homex, S.A.B de C.V. (ADR)*	10,482
539	Gafisa S.A. (ADR)	6,566
		17,048
	Independent Power Producers & Energy Traders — 0.2%
961	Empresa Nacional de Electricidad S.A. (ADR)	43,499
727	Huaneng Power International, Inc. (ADR)	14,982
		58,481
	Insurance — 3.7%
16,152	China Life Insurance Co., Ltd. (ADR)	1,058,705
387	CNinsure, Inc. (ADR)	9,683
		1,068,388
	Internet Software & Services — 0.3%
830	Baidu, Inc. (ADR)*	60,764
475	Netease.com, Inc. (ADR)*	14,421
		75,185
	IT Services — 1.3%
5,335	Infosys Technologies Ltd. (ADR)	304,578
219	Patni Computer Systems Ltd. (ADR)	5,750

Shares		Value
	Common Stocks (a)^ (continued)
2,539	Wipro Ltd. (ADR)	$54,153
128	WNS Holdings Ltd. (ADR)*	1,400
		365,881
	Life Sciences Tools & Services — 0.1%
1,992	WuXi PharmaTech Cayman, Inc. (ADR)*	35,637
	Machinery — 0.6%
183	Duoyuan Global Water, Inc. (ADR)*	3,749
9,503	Tata Motors Ltd. (ADR)	159,614
		163,363
	Media — 0.5%
1,851	Focus Media Holding Ltd. (ADR)*	29,042
5,845	Grupo Televisa S.A. (ADR)	112,122
1,643	NET Servicos de Comunicacao S.A. (ADR)*	17,029
1,021	VisionChina Media, Inc. (ADR)*	3,073
		161,266
	Metals & Mining — 13.9%
7,902	Aluminum Corp. of China Ltd. (ADR)*	164,951
17,005	AngloGold Ashanti Ltd. (ADR)	725,835
3,342	Cia de Minas Buenaventura S.A. (ADR)	120,497
6,987	Cia Siderurgica Nacional S.A. (ADR)	107,138
5,619	Gerdau S.A. (ADR)	77,462
31,521	Gold Fields Ltd. (ADR)	443,824
312	Grupo Simec, S.A.B de C.V. (ADR)*	2,266
16,636	Harmony Gold Mining Co., Ltd. (ADR)	166,062
37,463	Mechel OAO (ADR)	793,893
6,655	POSCO (ADR)	649,303
13,676	Sterlite Industries India Ltd. (ADR)	189,427
24,892	Vale S.A. (ADR)	633,323
		4,073,981
	Oil, Gas & Consumable Fuels — 7.3%
1,592	China Petroleum & Chemical Corp. (ADR)	124,425
1,425	CNOOC Ltd. (ADR)	225,243
2,612	Ecopetrol S.A. (ADR)	71,260
2,003	PetroChina Co., Ltd. (ADR)	215,937
9,020	Petroleo Brasileiro S.A. (ADR)	337,393
8,301	Petroleo Brasileiro S.A., Class A (ADR)	269,965
22,075	Sasol Ltd. (ADR)	801,578
679	Ultrapar Participacoes S.A. (ADR)	30,262
1,848	Yanzhou Coal Mining Co., Ltd. (ADR)	42,649
		2,118,712

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 221

  Ultra MSCI Emerging Markets  EET

Shares		Value
	Common Stocks (a)^ (continued)
	Paper & Forest Products — 0.3%
874	Fibria Celulose S.A. (ADR)*	$14,201
22,016	Sappi Ltd. (ADR)*	82,866
		97,067
	Pharmaceuticals — 2.2%
6,763	Dr. Reddys Laboratories Ltd. (ADR)	198,804
971	Simcere Pharmaceutical Group (ADR)*	8,195
7,918	Teva Pharmaceutical Industries Ltd. (ADR)	424,010
		631,009
	Real Estate Management & Development — 0.0%
1,053	E-House China Holdings Ltd. (ADR)	15,342
	Road & Rail — 0.1%
1,451	Guangshen Railway Co., Ltd. (ADR)	24,789
	Semiconductors & Semiconductor Equipment — 5.6%
23,499	Advanced Semiconductor Engineering, Inc. (ADR)	98,791
2,746	Himax Technologies, Inc. (ADR)	8,375
250	LDK Solar Co., Ltd. (ADR)*	1,518
372	Renesola Ltd. (ADR)*	2,210
2,208	Semiconductor Manufacturing International Corp. (ADR)*	9,344
16,552	Siliconware Precision Industries Co. (ADR)	93,509
117,205	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,174,337
68,786	United Microelectronics Corp. (ADR)*	240,068
		1,628,152
	Software — 0.3%
57	Changyou.com Ltd. (ADR)*	1,514
701	Giant Interactive Group, Inc. (ADR)	4,970
153	KongZhong Corp. (ADR)*	975
114	Longtop Financial Technologies Ltd. (ADR)*	3,749
2,011	NICE Systems Ltd. (ADR)*	57,664
214	Perfect World Co., Ltd. (ADR)*	5,667
249	Shanda Interactive Entertainment Ltd. (ADR)*	10,211
114	VanceInfo Technologies, Inc. (ADR)*	2,466
		87,216

Shares		Value
	Common Stocks (a)^ (continued)
	Transportation Infrastructure — 0.1%
178	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (ADR)	$2,382
632	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	22,302
159	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	8,396
		33,080
	Water Utilities — 0.1%
425	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	16,505
	Wireless Telecommunication Services — 6.0%
6,996	America Movil, S.A.B. de C.V. (ADR)	341,299
8,210	China Mobile Ltd. (ADR)	385,483
13,448	Mobile Telesystems OJSC (ADR)	259,367
2,612	Partner Communications Co., Ltd. (ADR)	45,086
1,506	Philippine Long Distance Telephone Co. (ADR)	78,422
819	PT Indosat Tbk. (ADR)	23,249
17,615	SK Telecom Co., Ltd. (ADR)	284,267
758	Tim Participacoes S.A. (ADR)	20,963
18,679	Turkcell Iletisim Hizmet A.S. (ADR)	249,493
1,994	Vivo Participacoes S.A. (ADR)	55,017
		1,742,646
	Total Common Stocks (Cost $18,787,172)	17,721,126
	Investment Companies (a)^ — 3.0%
	Mutual Funds — 3.0%
49,478	iShares MSCI Malaysia Index Fund	562,294
6,580	iShares MSCI Thailand Index Fund	299,555
	Total Investment Companies (Cost $816,539)	861,849
Principal Amount
	U.S. Government & Agency Security (a) — 3.6%
$1,050,391	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,050,391)	1,050,391
	Repurchase Agreements (a) — 24.9%
440,957	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $440,966 (b)	440,957
196,944	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $196,948 (c)	196,944

See accompanying notes to the financial statements.

222 :: Schedule of Portfolio Investments :: May 31, 2010

  EET  Ultra MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$275,615	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $275,621 (d)	$275,615
779,105	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $779,137 (e)	779,105
779,105	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $779,138 (f)	779,105
1,918,039	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,918,079 (g)	1,918,039
1,038,807	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,038,851 (h)	1,038,807
590,833	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $590,845 (i)	590,833
881,913	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $881,933 (j)	881,913
385,963	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $385,972 (k)	385,963
	Total Repurchase Agreements (Cost $7,287,281)	7,287,281
	Total Investment Securities (Cost $27,941,383) — 92.2%	26,920,647
	Other assets less liabilities — 7.8%	2,287,374
	Net Assets — 100.0%	$29,208,021

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $18,582,975 or 63.62% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $3,646,876.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $449,776. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $200,883. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $281,127. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $794,691. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $794,689. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,956,402. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,059,586. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $602,650. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $899,553. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 223

  Ultra MSCI Emerging Markets  EET

U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $393,683. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,761
Aggregate gross unrealized depreciation	(1,452,495)
Net unrealized depreciation	$(1,054,734)
Federal income tax cost of investments	$27,975,381

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®^	$2,049,085	$60,057
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®^	2,503,650	(197,757)
Equity Index Swap Agreement with Goldman Sachs, based on the MSCI Emerging Markets Index®^	7,063,568	80,022
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®^	18,779,505	156,446
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®^	9,217,655	69,244
		$168,012

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of May 31, 2010:

Brazil	8.9%
Chile	0.9%
China	8.3%
Colombia	0.5%
Hong Kong	2.6%
India	5.1%
Indonesia	1.1%
Israel	1.8%
Mexico	2.8%
Peru	0.4%
Philippines	0.3%
Russia	3.9%
South Africa	7.6%
South Korea	8.6%
Taiwan	7.1%
Turkey	0.8%
United States	3.0%
Other[1]	36.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

224 :: Schedule of Portfolio Investments :: May 31, 2010

  UPV  Ultra MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.2%
$350,460	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $350,460)	$350,460
	Repurchase Agreements (a) — 69.3%
142,703	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $142,706 (b)	142,703
80,813	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $80,815 (c)	80,813
122,780	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $122,783 (d)	122,780
166,748	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $166,755 (e)	166,748
166,748	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $166,755 (f)	166,748
748,798	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $748,814 (g)	748,798
222,331	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $222,341 (h)	222,331
242,438	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $242,443 (i)	242,438
285,406	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $285,412 (j)	285,406
204,319	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $204,324 (k)	204,319
	Total Repurchase Agreements (Cost $2,383,084)	2,383,084
	Total Investment Securities (Cost $2,733,544) † — 79.5%	2,733,544
	Other assets less liabilities — 20.5%	703,809
	Net Assets — 100.0%	$3,437,353

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,165,127.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $145,557. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $82,429. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $125,236. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $170,084. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $170,083. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $763,775. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $226,778. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 225

  Ultra MSCI Europe  UPV

which had a total value of $247,287. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $291,115. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $208,406. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Europe had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on MSCI Europe Index®	$1,315,995	$(453,609)
Equity Index Swap Agreement with Societe Generale, based on MSCI Europe Index®	3,658,965	59,355
Equity Index Swap Agreement with UBS AG, based on MSCI Europe Index®	1,944,499	44,563
		$(349,691)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

226 :: Schedule of Portfolio Investments :: May 31, 2010

  UXJ  Ultra MSCI Pacific ex-Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 16.1%
$355,728	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $355,728)	$355,728
	Repurchase Agreements (a) — 109.4%
144,675	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $144,678 (b)	144,675
82,620	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $82,622 (c)	82,620
125,835	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $125,838 (d)	125,835
165,599	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $165,606 (e)	165,599
165,599	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $165,606 (f)	165,599
764,324	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $764,340 (g)	764,324
220,799	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $220,808 (h)	220,799
247,860	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $247,865 (i)	247,860
289,349	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $289,355 (j)	289,349
210,352	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $210,357 (k)	210,352
	Total Repurchase Agreements (Cost $2,417,012)	2,417,012
	Total Investment Securities (Cost $2,772,740) † — 125.5%	2,772,740
	Liabilities in excess of other assets — (25.5%)	(563,600)
	Net Assets — 100.0%	$2,209,140

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,215,134.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $147,569. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $84,272. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $128,352. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $168,912. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $168,911. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $779,611. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $225,216. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 227

  Ultra MSCI Pacific ex-Japan  UXJ

which had a total value of $252,817. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $295,137. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $214,560. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®^	$1,280,615	$(590,825)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®^	1,390,067	(10,145)
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®^	1,841,698	41,579
		$(559,391)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

228 :: Schedule of Portfolio Investments :: May 31, 2010

  UBR  Ultra MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Security (a) — 9.7%
$369,273	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $369,273)	$369,273
	Repurchase Agreements (a) — 66.0%
150,430	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $150,433 (b)	150,430
84,922	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $84,924 (c)	84,922
128,905	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $128,908 (d)	128,905
177,111	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $177,118 (e)	177,111
177,111	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $177,119 (f)	177,111
787,347	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $787,364 (g)	787,347
236,148	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $236,158 (h)	236,148
254,767	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $254,772 (i)	254,767
300,861	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $300,868 (j)	300,861
214,141	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $214,146 (k)	214,141
	Total Repurchase Agreements (Cost $2,511,743)	2,511,743
	Total Investment Securities (Cost $2,881,016) † — 75.7%	2,881,016
	Other assets less liabilities — 24.3%	926,736
	Net Assets — 100.0%	$3,807,752

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,215,134.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $153,439. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $86,620. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $131,483. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $180,654. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $180,654. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $803,095. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $240,872. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 229

  Ultra MSCI Brazil  UBR

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $259,863. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $306,879. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $218,424. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Brazil had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®^	$2,227,249	$(542,552)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®^	3,557,565	257,543
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®^	1,640,559	140,485
		$(144,524)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

230 :: Schedule of Portfolio Investments :: May 31, 2010

  XPP  Ultra FTSE/Xinhua China 25

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.1%
$5,479,551	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $5,479,551)	$5,479,551
	Repurchase Agreements (a) — 82.7%
2,247,270	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $2,247,315 (b)	2,247,270
1,208,660	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,208,686 (c)	1,208,660
1,807,722	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,807,762 (d)	1,807,722
2,945,780	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,945,900 (e)	2,945,780
2,945,780	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,945,906 (f)	2,945,780
11,312,217	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $11,312,456 (g)	11,312,217
3,927,707	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,927,875 (h)	3,927,707
3,625,979	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,626,056 (i)	3,625,979
4,494,539	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $4,494,639 (j)	4,494,539
2,920,114	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,920,179 (k)	2,920,114
	Total Repurchase Agreements (Cost $37,435,768)	37,435,768
	Total Investment Securities (Cost $42,915,319) † — 94.8%	42,915,319
	Other assets less liabilities — 5.2%	2,361,339
	Net Assets — 100.0%	$45,276,658

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $15,207,651.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $2,292,216. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $1,232,833. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,843,876. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $3,004,712. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $3,004,704. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $11,538,476. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $4,006,271. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 231

  Ultra FTSE/Xinhua China 25  XPP

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $3,698,501. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $4,584,439. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $2,978,525. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE/Xinhua China 25 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$16,814,354	$503,810
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	44,188,621	(1,359,982)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	6,820,630	299,896
Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	17,876,401	810,108
Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	5,674,481	166,657
		$420,489

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

232 :: Schedule of Portfolio Investments :: May 31, 2010

  EZJ  Ultra MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.0%
$1,153,340	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,153,340)	$1,153,340
	Repurchase Agreements (a) — 89.5%
479,326	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $479,336 (b)	479,326
232,814	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $232,819 (c)	232,814
336,438	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $336,445 (d)	336,438
753,233	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $753,264 (e)	753,233
753,233	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $753,265 (f)	753,233
2,225,429	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,225,476 (g)	2,225,429
1,004,311	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,004,354 (h)	1,004,311
698,441	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $698,456 (i)	698,441
958,651	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $958,672 (j)	958,651
506,659	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $506,670 (k)	506,659
	Total Repurchase Agreements (Cost $7,948,535)	7,948,535
	Total Investment Securities (Cost $9,101,875) † — 102.5%	9,101,875
	Liabilities in excess of other assets — (2.5%)	(222,278)
	Net Assets — 100.0%	$8,879,597

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,017,048.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $488,913. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $237,470. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $343,167. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $768,302. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $768,300. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,269,940. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,024,400. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 233

  Ultra MSCI Japan  EZJ

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $712,410. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $977,826. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $516,794. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on MSCI Japan Index®	$12,157,425	$146,904
Equity Index Swap Agreement with Deutsche Bank AG, based on MSCI Japan Index®	1,018,771	(105,873)
Equity Index Swap Agreement with Societe Generale, based on MSCI Japan Index®	4,304,680	(231,863)
Equity Index Swap Agreement with UBS AG, based on MSCI Japan Index®	454,949	(25,026)
		$(215,858)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

234 :: Schedule of Portfolio Investments :: May 31, 2010

  UMX  Ultra MSCI Mexico Investable Market

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.2%
$379,555	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $379,555)	$379,555
	Repurchase Agreements (a) — 97.2%
155,333	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $155,336 (b)	155,333
84,846	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $84,848 (c)	84,846
127,513	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $127,516 (d)	127,513
197,102	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $197,110 (e)	197,102
197,102	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $197,110 (f)	197,102
791,680	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $791,697 (g)	791,680
262,802	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $262,813 (h)	262,802
254,539	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $254,544 (i)	254,539
310,666	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $310,673 (j)	310,666
207,899	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $207,904 (k)	207,899
	Total Repurchase Agreements (Cost $2,589,482)	2,589,482
	Total Investment Securities (Cost $2,969,037) † — 114.4%	2,969,037
	Liabilities in excess of other assets — (11.4%)	(304,296)
	Net Assets — 100.0%	$2,664,741

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,115,123.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $158,440. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $86,543. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $130,063. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $201,045. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $201,045. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $807,515. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $268,059. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 235

  Ultra MSCI Mexico Investable Market  UMX

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $259,630. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $316,880. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $212,058. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®^	$2,021,022	$(434,932)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®^	1,542,883	43,073
Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®^	1,691,977	91,951
		$(299,908)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

236 :: Schedule of Portfolio Investments :: May 31, 2010

  UST  Ultra 7-10 Year Treasury

Principal Amount		Value
	U.S. Treasury Obligations (a) — 11.5%
	U.S. Treasury Bonds
$15,800	8.88%, due 08/15/17	$22,110
9,700	9.13%, due 05/15/18	14,009
10,300	9.00%, due 11/15/18	14,903
18,800	8.88%, due 02/15/19	27,063
27,200	8.13%, due 08/15/19	37,800
13,600	8.50%, due 02/15/20	19,450
10,900	8.75%, due 05/15/20	15,875
		151,210
	U.S. Treasury Notes
40,300	4.75%, due 08/15/17	45,633
46,100	4.25%, due 11/15/17	50,580
73,000	3.50%, due 02/15/18	76,000
57,500	3.88%, due 05/15/18	61,175
64,200	4.00%, due 08/15/18	68,714
115,100	3.75%, due 11/15/18	120,585
123,900	2.75%, due 02/15/19	119,893
132,800	3.13%, due 05/15/19	131,597
139,400	3.63%, due 08/15/19	143,234
148,300	3.38%, due 11/15/19	149,250
148,300	3.63%, due 02/15/20	152,123
53,100	3.50%, due 05/15/20	53,979
		1,172,763
	Total U.S. Treasury Obligations (Cost $1,288,514)	1,323,973
	U.S. Government & Agency Security (a) — 14.3%
1,649,467	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,649,467)	1,649,467
	Repurchase Agreements (a) — 99.4%
691,862	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $691,876 (b)	691,862
311,279	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $311,286 (c)	311,279
436,911	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $436,921 (d)	436,911
1,211,050	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,211,099 (e)	1,211,050
1,211,050	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,211,102 (f)	1,211,050

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$3,026,458	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,026,522 (g)	$3,026,458
1,614,734	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,614,803 (h)	1,614,734
933,838	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $933,858 (i)	933,838
1,383,724	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,383,755 (j)	1,383,724
616,151	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $616,165 (k)	616,151
	Total Repurchase Agreements (Cost $11,437,057)	11,437,057
	Total Investment Securities (Cost $14,375,038) — 125.2%	14,410,497
	Liabilities in excess of other assets — (25.2%)	(2,904,325)
	Net Assets — 100.0%	$11,506,172

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,695,523.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $705,699. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $317,505. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $445,649. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 237

  Ultra 7-10 Year Treasury  UST

schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,235,278. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,235,275. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $3,086,991. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,647,033. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $952,515. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,411,401. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $628,476. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,549
Aggregate gross unrealized depreciation	(1,090)
Net unrealized appreciation	$35,459
Federal income tax cost of investments	$14,375,038

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	5	09/21/10	$599,375	$(1,163)

Cash collateral in the amount of $7,020 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$20,346,998	$896,524
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	800,729	55,310
		$951,834

See accompanying notes to the financial statements.

238 :: Schedule of Portfolio Investments :: May 31, 2010

  UBT  Ultra 20+ Year Treasury

Principal Amount		Value
	U.S. Treasury Obligations (a) — 14.2%
	U.S. Treasury Bonds
$52,400	5.38%, due 02/15/31	$61,963
88,800	4.50%, due 02/15/36	93,462
51,000	4.75%, due 02/15/37	55,749
52,000	5.00%, due 05/15/37	59,052
55,000	4.38%, due 02/15/38	56,521
73,800	4.50%, due 05/15/38	77,398
90,000	3.50%, due 02/15/39	79,200
124,700	4.25%, due 05/15/39	125,246
141,500	4.50%, due 08/15/39	148,066
156,800	4.38%, due 11/15/39	160,769
156,800	4.63%, due 02/15/40	167,458
59,700	4.38%, due 05/15/40	61,323
		1,146,207
	Total U.S. Treasury Obligations (Cost $1,079,149)	1,146,207
	U.S. Government & Agency Security (a) — 16.2%
1,306,863	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,306,863)	1,306,863
	Repurchase Agreements (a) — 111.8%
545,076	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $545,087 (b)	545,076
257,155	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $257,160 (c)	257,155
367,652	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $367,660 (d)	367,652
894,530	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $894,567 (e)	894,530
894,530	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $894,568 (f)	894,530
2,473,737	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,473,789 (g)	2,473,737
1,192,707	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,192,758 (h)	1,192,707
771,464	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $771,480 (i)	771,464

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,090,152	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,090,176 (j)	$1,090,152
540,840	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $540,852 (k)	540,840
	Total Repurchase Agreements (Cost $9,027,843)	9,027,843
	Total Investment Securities (Cost $11,413,855) — 142.2%	11,480,913
	Liabilities in excess of other assets — (42.2%)	(3,405,528)
	Net Assets — 100.0%	$8,075,385

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,920,861.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $555,978. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $262,298. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $375,005. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $912,426. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $912,423. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 239

  Ultra 20+ Year Treasury  UBT

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,523,215. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,216,564. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $786,894. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,111,957. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $551,658. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,067
Aggregate gross unrealized depreciation	(9)
Net unrealized appreciation	$67,058
Federal income tax cost of investments	$11,413,855

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	5	09/21/10	$613,281	$(4,778)

Cash collateral in the amount of $11,340 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$13,521,437	$561,426
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	1,063,524	176,359
		$737,785

See accompanying notes to the financial statements.

240 :: Schedule of Portfolio Investments :: May 31, 2010

  PSQ  Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.9%
$28,268,871	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $28,268,871)	$28,268,871
	Repurchase Agreements (a) — 82.4%
11,832,129	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $11,832,366 (b)	11,832,129
5,420,608	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $5,420,722 (c)	5,420,608
7,663,057	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $7,663,227 (d)	7,663,057
20,225,473	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $20,226,299 (e)	20,225,473
20,225,473	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $20,226,338 (f)	20,225,473
52,486,691	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $52,487,799 (g)	52,486,691
26,967,297	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $26,968,451 (h)	26,967,297
16,261,825	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $16,262,168 (i)	16,261,825
23,664,257	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $23,664,783 (j)	23,664,257
10,989,057	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $10,989,301 (k)	10,989,057
	Total Repurchase Agreements (Cost $195,735,867)	195,735,867
	Total Investment Securities (Cost $224,004,738) † — 94.3%	224,004,738
	Other assets less liabilities — 5.7%	13,545,296
	Net Assets — 100.0%	$237,550,034

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $33,766,287.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $12,068,773. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $5,529,020. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $7,816,318. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $20,630,095. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $20,630,042. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $53,536,491. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $27,506,713. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 241

  Short QQQ®  PSQ

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $16,587,072. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $24,137,591. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $11,208,869. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,420	06/18/10	$52,603,900	$2,505,504

Cash collateral in the amount of $4,610,707 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short QQQ® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(5,346,763)	$245,538
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(18,518,345)	1,459,940
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(8,478,631)	(242,832)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(5,564,355)	(622,138)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(8,725,714)	482,433
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(61,532,758)	4,846,732
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(76,788,447)	(2,204,854)
		$3,964,819

See accompanying notes to the financial statements.

242 :: Schedule of Portfolio Investments :: May 31, 2010

  DOG  Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.7%
$32,700,275	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $32,700,275)	$32,700,275
	Repurchase Agreements (a) — 81.3%
13,708,792	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $13,709,066 (b)	13,708,792
6,195,630	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,195,761 (c)	6,195,630
8,711,844	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $8,712,038 (d)	8,711,844
23,857,019	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $23,857,993 (e)	23,857,019
23,857,019	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $23,858,040 (f)	23,857,019
60,176,013	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $60,177,283 (g)	60,176,013
31,809,359	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $31,810,720 (h)	31,809,359
18,586,889	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $18,587,281 (i)	18,586,889
27,417,583	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $27,418,192 (j)	27,417,583
12,338,005	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $12,338,279 (k)	12,338,005
	Total Repurchase Agreements (Cost $226,658,153)	226,658,153
	Total Investment Securities (Cost $259,358,428) † — 93.0%	259,358,428
	Other assets less liabilities — 7.0%	19,635,386
	Net Assets — 100.0%	$278,993,814

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $34,962,071.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $13,982,969. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $6,319,543. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $8,886,081. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $24,334,292. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $24,334,229. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $61,379,609. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $32,445,629. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 243

  Short Dow30SM  DOG

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $18,958,639. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $27,965,992. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $12,584,800. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,094	06/18/10	$55,389,220	$2,668,874

Cash collateral in the amount of $6,193,709 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short Dow30SM had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on Dow Jones Industrial AverageSM Index	$(12,752,789)	$583,025
Equity Index Swap Agreement with Credit Suisse International, based on Dow Jones Industrial AverageSM Index	(27,623,733)	2,267,434
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	(7,853,729)	(131,953)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(10,168,683)	(457,402)
Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	(10,915,133)	8,430
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(110,612,715)	9,076,566
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(43,695,645)	(332,426)
		$11,013,674

See accompanying notes to the financial statements.

244 :: Schedule of Portfolio Investments :: May 31, 2010

  SH  Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.9%
$228,952,567	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $228,952,567)	$228,952,567
	Repurchase Agreements (a) — 89.0%
95,690,082	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $95,691,996 (b)	95,690,082
44,378,897	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $44,379,834 (c)	44,378,897
63,037,010	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $63,038,411 (d)	63,037,010
160,865,843	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $160,872,412 (e)	160,865,843
160,865,843	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $160,872,724 (f)	160,865,843
428,531,811	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $428,540,858 (g)	428,531,811
214,487,791	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $214,496,966 (h)	214,487,791
133,136,691	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $133,139,502 (i)	133,136,691
191,380,164	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $191,384,417 (j)	191,380,164
91,386,531	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $91,388,562 (k)	91,386,531
	Total Repurchase Agreements (Cost $1,583,760,663)	1,583,760,663
	Total Investment Securities (Cost $1,812,713,230) † — 101.9%	1,812,713,230
	Liabilities in excess of other assets — (1.9%)	(32,980,825)
	Net Assets — 100.0%	$1,779,732,405

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $299,627,764.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $97,603,893. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $45,266,475. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $64,297,750. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $164,084,053. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $164,083,632. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $437,102,986. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $218,778,106. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 245

  Short S&P500®  SH

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $135,799,514. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $195,208,165. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $93,214,522. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	5,721	06/18/10	$311,508,450	$17,457,215

Cash collateral in the amount of $29,824,193 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(726,085,157)	$(14,077,483)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(29,321,180)	(1,880,257)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(53,085,724)	(2,443,897)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(32,424,350)	145,365
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(242,624,316)	14,412,213
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(384,805,920)	(43,892,077)
		$(47,736,136)

See accompanying notes to the financial statements.

246 :: Schedule of Portfolio Investments :: May 31, 2010

  MYY  Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.2%
$4,084,122	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $4,084,122)	$4,084,122
	Repurchase Agreements (a) — 70.5%
1,703,309	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,703,343 (b)	1,703,309
804,072	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $804,089 (c)	804,072
1,149,836	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,149,862 (d)	1,149,836
2,792,879	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,792,993 (e)	2,792,879
2,792,879	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,792,998 (f)	2,792,879
7,733,847	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,734,010 (g)	7,733,847
3,723,839	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,723,998 (h)	3,723,839
2,412,215	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,412,266 (i)	2,412,215
3,406,619	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,406,695 (j)	3,406,619
1,692,344	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,692,382 (k)	1,692,344
	Total Repurchase Agreements (Cost $28,211,839)	28,211,839
	Total Investment Securities (Cost $32,295,961) † — 80.7%	32,295,961
	Other assets less liabilities — 19.3%	7,711,419
	Net Assets — 100.0%	$40,007,380

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,026,465.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,737,375. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $820,153. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,172,833. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,848,752. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,848,745. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $7,888,534. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,798,325. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 247

  Short MidCap400  MYY

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $2,460,461. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $3,474,758. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,726,196. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	46	06/18/10	$3,507,960	$203,334

Cash collateral in the amount of $253,401 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short MidCap400 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(14,755,623)	$1,403,027
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(1,223,657)	(39,953)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(11,079,543)	(402,527)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(6,054,211)	276,644
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	(3,373,058)	(110,376)
		$1,126,815

See accompanying notes to the financial statements.

248 :: Schedule of Portfolio Investments :: May 31, 2010

  SBB  Short SmallCap600

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.2%
$3,782,904	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $3,782,904)	$3,782,904
	Repurchase Agreements (a) — 97.7%
1,570,268	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,570,299 (b)	1,570,268
770,105	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $770,121 (c)	770,105
1,116,738	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,116,763 (d)	1,116,738
2,430,550	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,430,649 (e)	2,430,550
2,430,550	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,430,654 (f)	2,430,550
7,346,052	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,346,207 (g)	7,346,052
3,240,733	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,240,872 (h)	3,240,733
2,310,314	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,310,363 (i)	2,310,314
3,140,536	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,140,606 (j)	3,140,536
1,694,253	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,694,291 (k)	1,694,253
	Total Repurchase Agreements (Cost $26,050,099)	26,050,099
	Total Investment Securities (Cost $29,833,003) † — 111.9%	29,833,003
	Liabilities in excess of other assets — (11.9%)	(3,177,886)
	Net Assets — 100.0%	$26,655,117

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,971,536.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,601,674. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $785,507. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,139,073. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,479,175. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,479,168. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $7,492,982. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,305,556. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 249

  Short SmallCap600  SBB

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $2,356,522. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $3,203,353. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,728,143. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short SmallCap600 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini SmallCap 600 Futures Contracts	21	06/18/10	$740,040	$43,506

Cash collateral in the amount of $38,746 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	$(949,087)	$(78,825)
Equity Index Swap Agreement with Credit Suisse Securities International, based on the S&P SmallCap 600TM Index	(13,340,946)	(365,624)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(940,746)	(93,821)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(8,101,613)	—
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	(2,568,566)	(149,848)
		$(688,118)

See accompanying notes to the financial statements.

250 :: Schedule of Portfolio Investments :: May 31, 2010

  RWM  Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.3%
$32,040,761	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $32,040,761)	$32,040,761
	Repurchase Agreements (a) — 85.5%
13,427,843	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $13,428,112 (b)	13,427,843
6,085,924	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,086,052 (c)	6,085,924
8,567,263	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $8,567,453 (d)	8,567,263
23,281,752	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $23,282,703 (e)	23,281,752
23,281,752	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $23,282,748 (f)	23,281,752
59,072,271	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $59,073,518 (g)	59,072,271
31,042,336	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $31,043,664 (h)	31,042,336
18,257,771	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $18,258,156 (i)	18,257,771
26,855,685	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $26,856,282 (j)	26,855,685
12,165,447	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $12,165,717 (k)	12,165,447
	Total Repurchase Agreements (Cost $222,038,044)	222,038,044
	Total Investment Securities (Cost $254,078,805) † — 97.8%	254,078,805
	Other assets less liabilities — 2.2%	5,702,801
	Net Assets — 100.0%	$259,781,606

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $35,043,349.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $13,696,401. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $6,207,643. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $8,738,608. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $23,747,516. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $23,747,455. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $60,253,791. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $31,663,264. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 251

  Short Russell2000  RWM

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $18,622,939. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $27,392,854. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $12,408,791. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	1,008	06/18/10	$66,618,720	$3,686,586

Cash collateral in the amount of $4,582,995 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short Russell2000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citi Bank, based on the Russell 2000® Index	$(18,262,998)	$(792,228)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(64,628,384)	5,274,456
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(11,092,725)	(366,401)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(24,064,603)	(2,044,731)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(39,389,295)	2,790,506
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(35,739,727)	(1,183,967)
		$3,677,635

See accompanying notes to the financial statements.

252 :: Schedule of Portfolio Investments :: May 31, 2010

  QID  UltraShort QQQ®

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.1%
$107,240,863	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $107,240,863)	$107,240,863
	Repurchase Agreements (a) — 82.5%
43,945,136	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $43,946,015 (b)	43,945,136
23,779,174	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $23,779,676 (c)	23,779,174
35,632,941	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $35,633,733 (d)	35,632,941
56,884,676	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $56,886,999 (e)	56,884,676
56,884,676	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $56,887,109 (f)	56,884,676
222,288,942	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $222,293,635 (g)	222,288,942
75,846,234	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $75,849,479 (h)	75,846,234
71,337,522	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $71,339,028 (i)	71,337,522
87,890,273	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $87,892,226 (j)	87,890,273
57,771,951	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $57,773,235 (k)	57,771,951
	Total Repurchase Agreements (Cost $732,261,525)	732,261,525
	Total Investment Securities (Cost $839,502,388) † — 94.6%	839,502,388
	Other assets less liabilities — 5.4%	48,254,376
	Net Assets — 100.0%	$887,756,764

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $304,451,726.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $44,824,043. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $24,254,758. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $36,345,600. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $58,022,685. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $58,022,536. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $226,735,000. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $77,363,357. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 253

  UltraShort QQQ®  QID

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $72,764,320. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $89,648,261. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $58,927,555. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	7,056	06/18/10	$261,389,520	$13,795,602

Cash collateral in the amount of $22,105,304 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(106,498,722)	$2,612,252
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(148,146,757)	11,679,521
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(23,839,162)	(944,674)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(80,187,277)	(4,707,179)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(88,274,694)	(4,340,691)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(337,257,638)	26,564,673
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(730,134,336)	(20,964,606)
		$9,899,296

See accompanying notes to the financial statements.

254 :: Schedule of Portfolio Investments :: May 31, 2010

  DXD  UltraShort Dow30SM

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.7%
$62,568,903	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $62,568,903)	$62,568,903
	Repurchase Agreements (a) — 80.2%
25,660,873	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $25,661,386 (b)	25,660,873
13,800,672	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $13,800,963 (c)	13,800,672
20,640,568	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $20,641,027 (d)	20,640,568
33,640,130	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $33,641,504 (e)	33,640,130
33,640,130	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $33,641,569 (f)	33,640,130
129,165,916	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $129,168,643 (g)	129,165,916
44,853,506	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $44,855,425 (h)	44,853,506
41,402,017	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $41,402,891 (i)	41,402,017
51,321,746	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $51,322,886 (j)	51,321,746
33,340,917	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $33,341,658 (k)	33,340,917
	Total Repurchase Agreements (Cost $427,466,475)	427,466,475
	Total Investment Securities (Cost $490,035,378) † — 91.9%	490,035,378
	Other assets less liabilities — 8.1%	43,045,820
	Net Assets — 100.0%	$533,081,198

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $173,620,220.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $26,174,093. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $14,076,686. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $21,053,379. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $34,313,119. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $34,313,031. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $131,749,397. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $45,750,693. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 255

  UltraShort Dow30SM  DXD

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $42,230,085. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $52,348,288. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $34,007,830. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	2,122	06/18/10	$107,436,860	$6,918,085

Cash collateral in the amount of $12,169,003 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on Dow Jones Industrial AverageSM Index	$(41,819,668)	$2,381,743
Equity Index Swap Agreement with Credit Suisse International, based on Dow Jones Industrial AverageSM Index	(92,079,109)	7,558,112
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	(33,645,822)	(565,294)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(117,283,707)	(3,066,549)
Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	(98,070,943)	2,216,773
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(196,696,401)	16,140,350
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(379,234,785)	(2,885,129)
		$21,780,006

See accompanying notes to the financial statements.

256 :: Schedule of Portfolio Investments :: May 31, 2010

  SDS  UltraShort S&P500®

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.5%
$473,080,952	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $473,080,952)	$473,080,952
	Repurchase Agreements (a) — 91.8%
193,372,564	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $193,376,431 (b)	193,372,564
106,560,924	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $106,563,174 (c)	106,560,924
160,582,101	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $160,585,669 (d)	160,582,101
240,685,636	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $240,695,464 (e)	240,685,636
240,685,636	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $240,695,932 (f)	240,685,636
992,579,496	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $992,600,450 (g)	992,579,496
320,914,181	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $320,927,909 (h)	320,914,181
319,682,773	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $319,689,522 (i)	319,682,773
386,745,129	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $386,753,723 (j)	386,745,129
263,166,534	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $263,172,382 (k)	263,166,534
	Total Repurchase Agreements (Cost $3,224,974,974)	3,224,974,974
	Total Investment Securities (Cost $3,698,055,926) † — 105.3%	3,698,055,926
	Liabilities in excess of other assets — (5.3%)	(186,380,677)
	Net Assets — 100.0%	$3,511,675,249

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,434,194,744.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $197,240,034. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $108,692,144. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $163,793,743. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $245,500,686. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $245,500,054. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,012,432,334. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $327,333,302. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 257

  UltraShort S&P500®  SDS

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $326,076,644. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $394,480,835. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $268,430,615. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	10,497	06/18/10	$571,561,650	$39,158,986

Cash collateral in the amount of $47,011,486 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,618,984,393)	$(50,481,513)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(265,149,094)	(5,322,966)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(472,598,127)	(18,044,558)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(124,547,796)	6,301,252
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(882,052,813)	54,098,028
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(2,089,177,264)	(238,297,604)
		$(251,747,361)

See accompanying notes to the financial statements.

258 :: Schedule of Portfolio Investments :: May 31, 2010

  TWQ  UltraShort Russell3000

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.3%
$317,796	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $317,796)	$317,796
	Repurchase Agreements (a) — 91.0%
130,179	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $130,182 (b)	130,179
70,629	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $70,630 (c)	70,629
105,926	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $105,928 (d)	105,926
167,568	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $167,575 (e)	167,568
167,568	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $167,575 (f)	167,568
659,899	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $659,913 (g)	659,899
223,424	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $223,434 (h)	223,424
211,888	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $211,892 (i)	211,888
260,358	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $260,364 (j)	260,358
172,015	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $172,019 (k)	172,015
	Total Repurchase Agreements (Cost $2,169,454)	2,169,454
	Total Investment Securities (Cost $2,487,250) † — 104.3%	2,487,250
	Liabilities in excess of other assets — (4.3%)	(102,730)
	Net Assets — 100.0%	$2,384,520

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $911,122.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $132,783. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $72,042. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $108,045. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $170,920. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $170,920. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $673,098. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $227,893. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 259

  UltraShort Russell3000  TWQ

which had a total value of $216,126. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $265,566. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $175,456. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(2,672,312)	$(55,513)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(958,397)	(3,288)
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,138,180)	(23,630)
		$(82,431)

See accompanying notes to the financial statements.

260 :: Schedule of Portfolio Investments :: May 31, 2010

  MZZ  UltraShort MidCap400

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.1%
$6,077,913	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $6,077,913)	$6,077,913
	Repurchase Agreements (a) — 96.6%
2,505,198	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $2,505,248 (b)	2,505,198
1,297,842	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,297,869 (c)	1,297,842
1,917,773	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,917,816 (d)	1,917,773
3,531,581	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $3,531,725 (e)	3,531,581
3,531,581	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,531,732 (f)	3,531,581
12,239,015	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $12,239,273 (g)	12,239,015
4,708,775	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $4,708,976 (h)	4,708,775
3,893,527	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,893,609 (i)	3,893,527
5,010,396	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,010,507 (j)	5,010,396
3,024,895	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,024,962 (k)	3,024,895
	Total Repurchase Agreements (Cost $41,660,583)	41,660,583
	Total Investment Securities (Cost $47,738,496) † — 110.7%	47,738,496
	Liabilities in excess of other assets — (10.7%)	(4,597,567)
	Net Assets — 100.0%	$43,140,929

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $14,520,855.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $2,555,302. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $1,323,799. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,956,128. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $3,602,232. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $3,602,223. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $12,483,811. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $4,802,963. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 261

  UltraShort MidCap400  MZZ

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $3,971,400. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $5,110,614. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $3,085,402. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	44	06/18/10	$3,355,440	$220,023

Cash collateral in the amount of $238,921 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(14,256,785)	$(128,487)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(4,450,514)	(80,242)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(9,296,019)	(581,289)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(43,472,337)	(3,636,785)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	(11,473,528)	(375,447)
		$(4,802,250)

See accompanying notes to the financial statements.

262 :: Schedule of Portfolio Investments :: May 31, 2010

  SDD  UltraShort SmallCap600

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.5%
$2,414,611	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $2,414,611)	$2,414,611
	Repurchase Agreements (a) — 85.8%
992,850	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $992,870 (b)	992,850
523,820	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $523,831 (c)	523,820
778,658	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $778,675 (d)	778,658
1,352,300	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,352,355 (e)	1,352,300
1,352,300	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,352,358 (f)	1,352,300
4,921,502	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,921,606 (g)	4,921,502
1,803,066	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,803,143 (h)	1,803,066
1,571,461	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,571,494 (i)	1,571,461
1,985,701	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,985,745 (j)	1,985,701
1,242,827	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,242,855 (k)	1,242,827
	Total Repurchase Agreements (Cost $16,524,485)	16,524,485
	Total Investment Securities (Cost $18,939,096) † — 98.3%	18,939,096
	Other assets less liabilities — 1.7%	324,969
	Net Assets — 100.0%	$19,264,065

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,219,522.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,012,707. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $534,296. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $794,231. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,379,354. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,379,350. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $5,019,938. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,839,132. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 263

  UltraShort SmallCap600  SDD

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,602,891. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,025,419. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,267,687. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort SmallCap600 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini SmallCap 600 Futures Contracts	35	06/18/10	$1,233,400	$52,441

Cash collateral in the amount of $66,364 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(12,063,646)	$(98,475)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(1,729,533)	(338,352)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(6,685,770)	(314,525)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(14,106,553)	1,090,720
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	(2,696,792)	(63,952)
		$275,416

See accompanying notes to the financial statements.

264 :: Schedule of Portfolio Investments :: May 31, 2010

  TWM  UltraShort Russell2000

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.0%
$65,502,717	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $65,502,717)	$65,502,717
	Repurchase Agreements (a) — 95.5%
26,957,192	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $26,957,731 (b)	26,957,192
14,129,734	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $14,130,032 (c)	14,129,734
20,959,321	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $20,959,787 (d)	20,959,321
37,180,101	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $37,181,619 (e)	37,180,101
37,180,101	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $37,181,691 (f)	37,180,101
132,930,195	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $132,933,001 (g)	132,930,195
49,573,468	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $49,575,589 (h)	49,573,468
42,389,201	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $42,390,096 (i)	42,389,201
53,914,384	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $53,915,582 (j)	53,914,384
33,313,426	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $33,314,166 (k)	33,313,426
	Total Repurchase Agreements (Cost $448,527,123)	448,527,123
	Total Investment Securities (Cost $514,029,840) † — 109.5%	514,029,840
	Liabilities in excess of other assets — (9.5%)	(44,777,742)
	Net Assets — 100.0%	$469,252,098

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $164,318,280.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $27,496,338. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $14,412,329. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $21,378,507. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $37,923,910. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $37,923,812. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $135,588,966. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $50,565,067. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 265

  UltraShort Russell2000  TWM

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $43,237,014. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $54,992,784. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $33,979,789. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	2,020	06/18/10	$133,501,800	$8,945,256

Cash collateral in the amount of $7,950,997 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(39,215,726)	$4,979,170
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(55,395,758)	4,520,963
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(40,520,470)	(1,338,422)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(33,992,684)	(20,782,366)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(375,876,967)	304,464
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(260,065,691)	(8,615,324)
		$(20,931,515)

See accompanying notes to the financial statements.

266 :: Schedule of Portfolio Investments :: May 31, 2010

  SQQQ  UltraPro Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.5%
$3,195,031	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $3,195,031)	$3,195,031
	Repurchase Agreements (a) — 77.2%
1,277,810	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,277,836 (b)	1,277,810
815,891	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $815,908 (c)	815,891
1,280,874	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,280,902 (d)	1,280,874
1,031,783	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,031,825 (e)	1,031,783
1,031,783	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,031,827 (f)	1,031,783
7,396,994	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,397,150 (g)	7,396,994
1,375,711	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,375,770 (h)	1,375,711
2,447,674	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,447,726 (i)	2,447,674
2,555,620	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,555,677 (j)	2,555,620
2,258,593	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,258,643 (k)	2,258,593
	Total Repurchase Agreements (Cost $21,472,733)	21,472,733
	Total Investment Securities (Cost $24,667,764) † — 88.7%	24,667,764
	Other assets less liabilities — 11.3%	3,150,104
	Net Assets — 100.0%	$27,817,868

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $14,962,931.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,303,366. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $832,209. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,306,491. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,052,424. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,052,422. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $7,544,943. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,403,229. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 267

  UltraPro Short QQQ®  SQQQ

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $2,496,629. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,606,738. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $2,303,771. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	177	06/18/10	$6,556,965	$274,978

Cash collateral in the amount of $451,200 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(17,301,321)	$359,601
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(12,715,856)	223,288
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(42,267,018)	(1,282,129)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(4,629,517)	364,652
		$(334,588)

See accompanying notes to the financial statements.

268 :: Schedule of Portfolio Investments :: May 31, 2010

  SDOW  UltraPro Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.9%
$1,287,365	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,287,365)	$1,287,365
	Repurchase Agreements (a) — 80.6%
517,877	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $517,887 (b)	517,877
318,454	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $318,461 (c)	318,454
495,098	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $495,109 (d)	495,098
479,235	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $479,255 (e)	479,235
479,235	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $479,256 (f)	479,235
2,906,284	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,906,345 (g)	2,906,284
638,981	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $639,008 (h)	638,981
955,363	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $955,383 (i)	955,363
1,035,753	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,035,776 (j)	1,035,753
858,578	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $858,597 (k)	858,578
	Total Repurchase Agreements (Cost $8,684,858)	8,684,858
	Total Investment Securities (Cost $9,972,223) † — 92.5%	9,972,223
	Other assets less liabilities — 7.5%	805,957
	Net Assets — 100.0%	$10,778,180

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $5,464,591.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $528,235. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $324,823. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $505,000. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $488,822. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $488,821. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,964,413. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $651,762. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 269

  UltraPro Short Dow30SM  SDOW

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $974,471. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,056,470. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $875,752. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	53	06/18/10	$2,683,390	$153,382

Cash collateral in the amount of $289,125 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on Dow Jones Industrial AverageSM Index	$(2,844,663)	$109,626
Equity Index Swap Agreement with Credit Suisse International, based on Dow Jones Industrial AverageSM Index	(17,749,599)	312,510
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(5,380,918)	(204,447)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(3,683,296)	302,098
		$519,787

See accompanying notes to the financial statements.

270 :: Schedule of Portfolio Investments :: May 31, 2010

  SPXU  UltraPro Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.7%
$31,715,656	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $31,715,656)	$31,715,656
	Repurchase Agreements (a) — 86.3%
12,876,111	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $12,876,369 (b)	12,876,111
7,443,556	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,443,713 (c)	7,443,556
11,377,045	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $11,377,298 (d)	11,377,045
14,286,667	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $14,287,250 (e)	14,286,667
14,286,667	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,287,278 (f)	14,286,667
68,702,779	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $68,704,229 (g)	68,702,779
19,048,890	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $19,049,705 (h)	19,048,890
22,330,667	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $22,331,138 (i)	22,330,667
25,752,223	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $25,752,795 (j)	25,752,223
19,141,638	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $19,142,063 (k)	19,141,638
	Total Repurchase Agreements (Cost $215,246,243)	215,246,243
	Total Investment Securities (Cost $246,961,899) † — 99.0%	246,961,899
	Other assets less liabilities — 1.0%	2,411,328
	Net Assets — 100.0%	$249,373,227

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $112,583,161.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $13,133,634. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $7,592,427. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $11,604,586. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $14,572,480. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $14,572,442. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $70,076,921. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $19,429,917. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 271

  UltraPro Short S&P500®  SPXU

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $22,777,295. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $26,267,321. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $19,524,525. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	871	06/18/10	$47,425,950	$3,075,631

Cash collateral in the amount of $3,258,990 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(335,452,291)	$(5,035,698)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(84,826,369)	(8,536,098)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(126,007,199)	(4,277,853)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(154,496,873)	1,985,761
		$(15,863,888)

See accompanying notes to the financial statements.

272 :: Schedule of Portfolio Investments :: May 31, 2010

  SMDD  UltraPro Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.9%
$663,732	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $663,732)	$663,732
	Repurchase Agreements (a) — 81.5%
271,257	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $271,262 (b)	271,257
149,656	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $149,659 (c)	149,656
225,606	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $225,611 (d)	225,606
336,746	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $336,760 (e)	336,746
336,746	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $336,760 (f)	336,746
1,393,680	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,393,709 (g)	1,393,680
448,995	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $449,014 (h)	448,995
448,969	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $448,978 (i)	448,969
542,514	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $542,526 (j)	542,514
369,982	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $369,990 (k)	369,982
	Total Repurchase Agreements (Cost $4,524,151)	4,524,151
	Total Investment Securities (Cost $5,187,883) † — 93.4%	5,187,883
	Other assets less liabilities — 6.6%	364,440
	Net Assets — 100.0%	$5,552,323

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,020,486.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $276,682. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $152,649. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $230,118. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $343,483. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $343,482. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,421,555. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $457,976. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 273

  UltraPro Short MidCap400  SMDD

which had a total value of $457,949. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $553,365. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $377,383. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	26	06/18/10	$1,982,760	$113,221

Cash collateral in the amount of $209,960 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(7,747,440)	$(323,506)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(6,955,058)	481,373
		$157,867

See accompanying notes to the financial statements.

274 :: Schedule of Portfolio Investments :: May 31, 2010

  SRTY  UltraPro Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.4%
$2,017,374	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $2,017,374)	$2,017,374
	Repurchase Agreements (a) — 90.4%
814,273	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $814,289 (b)	814,273
489,708	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $489,718 (c)	489,708
756,810	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $756,827 (d)	756,810
808,551	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $808,584 (e)	808,551
808,551	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $808,586 (f)	808,551
4,487,082	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,487,177 (g)	4,487,082
1,078,068	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,078,114 (h)	1,078,068
1,469,124	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,469,155 (i)	1,469,124
1,628,545	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,628,581 (j)	1,628,545
1,298,781	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,298,810 (k)	1,298,781
	Total Repurchase Agreements (Cost $13,639,493)	13,639,493
	Total Investment Securities (Cost $15,656,867) † — 103.8%	15,656,867
	Liabilities in excess of other assets — (3.8%)	(579,960)
	Net Assets — 100.0%	$15,076,907

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $8,051,728.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $830,559. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $499,502. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $771,946. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $824,727. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $824,724. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $4,576,829. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,099,632. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 275

  UltraPro Short Russell2000  SRTY

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,498,507. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,661,119. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,324,760. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	55	06/18/10	$3,634,950	$211,501

Cash collateral in the amount of $267,301 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(8,493,134)	$294,491
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(12,556,178)	(313,793)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(17,755,418)	(1,042,971)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(2,796,717)	198,131
		$(864,142)

See accompanying notes to the financial statements.

276 :: Schedule of Portfolio Investments :: May 31, 2010

  SJF  UltraShort Russell1000 Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.8%
$1,291,355	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,291,355)	$1,291,355
	Repurchase Agreements (a) — 80.7%
530,173	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $530,184 (b)	530,173
282,918	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $282,924 (c)	282,918
422,095	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $422,104 (d)	422,095
706,101	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $706,130 (e)	706,101
706,101	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $706,131 (f)	706,101
2,652,058	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,652,114 (g)	2,652,058
941,468	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $941,508 (h)	941,468
848,754	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $848,772 (i)	848,754
1,060,346	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,060,370 (j)	1,060,346
678,552	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $678,567 (k)	678,552
	Total Repurchase Agreements (Cost $8,828,566)	8,828,566
	Total Investment Securities (Cost $10,119,921) † — 92.5%	10,119,921
	Other assets less liabilities — 7.5%	819,410
	Net Assets — 100.0%	$10,939,331

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $3,478,416.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $540,777. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $288,576. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $430,537. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $720,227. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $720,225. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,705,102. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $960,300. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 277

  UltraShort Russell1000 Value  SJF

which had a total value of $865,730. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,081,555. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $692,125. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(2,308,068)	$(58,441)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(7,689,582)	(297,613)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(8,903,139)	999,361
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(2,978,514)	203,189
		$846,496

See accompanying notes to the financial statements.

278 :: Schedule of Portfolio Investments :: May 31, 2010

  SFK  UltraShort Russell1000 Growth

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.6%
$1,224,085	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,224,085)	$1,224,085
	Repurchase Agreements (a) — 79.6%
504,998	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $505,008 (b)	504,998
259,832	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $259,837 (c)	259,832
383,070	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $383,079 (d)	383,070
720,833	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $720,862 (e)	720,833
720,833	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $720,864 (f)	720,833
2,453,739	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,453,791 (g)	2,453,739
961,111	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $961,152 (h)	961,111
779,496	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $779,512 (i)	779,496
1,009,997	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,010,019 (j)	1,009,997
601,449	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $601,462 (k)	601,449
	Total Repurchase Agreements (Cost $8,395,358)	8,395,358
	Total Investment Securities (Cost $9,619,443) † — 91.2%	9,619,443
	Other assets less liabilities — 8.8%	928,438
	Net Assets — 100.0%	$10,547,881

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,839,370.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $515,098. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $265,029. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $390,731. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $735,254. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $735,252. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,502,817. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $980,336. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 279

  UltraShort Russell1000 Growth  SFK

which had a total value of $795,086. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,030,199. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $613,480. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(2,764,092)	$(38,363)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(6,453,292)	(137,568)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(8,854,673)	936,712
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(3,021,142)	193,048
		$953,829

See accompanying notes to the financial statements.

280 :: Schedule of Portfolio Investments :: May 31, 2010

  SJL  UltraShort Russell MidCap Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.9%
$428,589	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $428,589)	$428,589
	Repurchase Agreements (a) — 88.5%
176,894	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $176,898 (b)	176,894
90,707	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $90,709 (c)	90,707
133,578	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $133,581 (d)	133,578
254,038	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $254,048 (e)	254,038
254,038	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $254,049 (f)	254,038
857,198	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $857,216 (g)	857,198
338,717	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $338,731 (h)	338,717
272,122	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $272,128 (i)	272,122
353,787	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $353,795 (j)	353,787
209,245	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $209,250 (k)	209,245
	Total Repurchase Agreements (Cost $2,940,324)	2,940,324
	Total Investment Securities (Cost $3,368,913) † — 101.4%	3,368,913
	Liabilities in excess of other assets — (1.4%)	(46,580)
	Net Assets — 100.0%	$3,322,333

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $979,463.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $180,432. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $92,521. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $136,250. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $259,120. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $259,120. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $874,343. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $345,492. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 281

  UltraShort Russell MidCap Value  SJL

which had a total value of $277,565. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $360,863. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $213,430. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(543,015)	$19,203
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(2,292,283)	(114,652)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(2,981,792)	15,169
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(832,896)	48,766
		$(31,514)

See accompanying notes to the financial statements.

282 :: Schedule of Portfolio Investments :: May 31, 2010

  SDK  UltraShort Russell MidCap Growth

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.0%
$625,275	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $625,275)	$625,275
	Repurchase Agreements (a) — 82.1%
255,806	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $255,811 (b)	255,806
140,077	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $140,080 (c)	140,077
210,681	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $210,686 (d)	210,681
322,838	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $322,851 (e)	322,838
322,838	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $322,852 (f)	322,838
1,306,385	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,306,413 (g)	1,306,385
430,451	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $430,469 (h)	430,451
420,231	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $420,240 (i)	420,231
511,612	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $511,623 (j)	511,612
344,002	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $344,010 (k)	344,002
	Total Repurchase Agreements (Cost $4,264,921)	4,264,921
	Total Investment Securities (Cost $4,890,196) † — 94.1%	4,890,196
	Other assets less liabilities — 5.9%	304,431
	Net Assets — 100.0%	$5,194,627

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,853,617.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $260,922. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $142,879. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $214,895. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $329,297. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $329,296. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,332,514. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $439,061. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 283

  UltraShort Russell MidCap Growth  SDK

which had a total value of $428,636. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $521,845. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $350,883. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(924,308)	$(143,036)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(1,970,765)	(206,850)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(5,533,012)	574,592
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(1,959,966)	97,424
		$322,130

See accompanying notes to the financial statements.

284 :: Schedule of Portfolio Investments :: May 31, 2010

  SJH  UltraShort Russell2000 Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.9%
$935,329	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $935,329)	$935,329
	Repurchase Agreements (a) — 81.4%
384,657	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $384,665 (b)	384,657
202,687	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $202,691 (c)	202,687
301,171	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $301,178 (d)	301,171
525,194	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $525,215 (e)	525,194
525,194	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $525,216 (f)	525,194
1,904,810	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,904,850 (g)	1,904,810
700,259	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $700,289 (h)	700,259
608,061	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $608,074 (i)	608,061
769,315	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $769,332 (j)	769,315
480,319	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $480,330 (k)	480,319
	Total Repurchase Agreements (Cost $6,401,667)	6,401,667
	Total Investment Securities (Cost $7,336,996) † — 93.3%	7,336,996
	Other assets less liabilities — 6.7%	524,751
	Net Assets — 100.0%	$7,861,747

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,397,078.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $392,350. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $206,741. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $307,194. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $535,701. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $535,699. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,942,909. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $714,266. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 285

  UltraShort Russell2000 Value  SJH

which had a total value of $620,223. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $784,703. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $489,927. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(1,348,843)	$(46,148)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(5,874,932)	(343,588)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(6,323,914)	801,934
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(2,172,257)	136,292
		$548,490

See accompanying notes to the financial statements.

286 :: Schedule of Portfolio Investments :: May 31, 2010

  SKK  UltraShort Russell2000 Growth

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.7%
$1,584,761	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,584,761)	$1,584,761
	Repurchase Agreements (a) — 86.2%
647,682	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $647,695 (b)	647,682
357,277	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $357,285 (c)	357,277
538,566	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $538,578 (d)	538,566
804,341	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $804,374 (e)	804,341
804,341	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $804,375 (f)	804,341
3,327,262	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,327,332 (g)	3,327,262
1,072,455	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,072,501 (h)	1,072,455
1,071,832	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,071,855 (i)	1,071,832
1,295,364	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,295,393 (j)	1,295,364
883,135	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $883,155 (k)	883,135
	Total Repurchase Agreements (Cost $10,802,255)	10,802,255
	Total Investment Securities (Cost $12,387,016) † — 98.9%	12,387,016
	Other assets less liabilities — 1.1%	138,177
	Net Assets — 100.0%	$12,525,193

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $4,821,475.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $660,636. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $364,423. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $549,337. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $820,432. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $820,430. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $3,393,811. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,093,907. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 287

  UltraShort Russell2000 Growth  SKK

05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,093,269. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,321,274. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $900,800. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(7,679,013)	$(243,623)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(5,072,943)	(476,766)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(5,894,991)	594,807
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(6,403,099)	292,208
		$166,626

See accompanying notes to the financial statements.

288 :: Schedule of Portfolio Investments :: May 31, 2010

  SBM  Short Basic Materials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.5%
$670,016	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $670,016)	$670,016
	Repurchase Agreements (a) — 86.9%
280,547	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $280,553 (b)	280,547
128,110	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $128,113 (c)	128,110
180,877	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $180,881 (d)	180,877
481,639	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $481,659 (e)	481,639
481,639	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $481,660 (f)	481,639
1,241,371	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,241,397 (g)	1,241,371
642,185	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $642,212 (h)	642,185
384,330	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $384,338 (i)	384,330
561,094	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $561,106 (j)	561,094
258,621	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $258,627 (k)	258,621
	Total Repurchase Agreements (Cost $4,640,413)	4,640,413
	Total Investment Securities (Cost $5,310,429) † — 99.4%	5,310,429
	Other assets less liabilities — 0.6%	32,680
	Net Assets — 100.0%	$5,343,109

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $780,192.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $286,158. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $130,672. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $184,495. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $491,274. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $491,273. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,266,200. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $655,030. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 289

  Short Basic Materials  SBM

which had a total value of $392,017. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $572,317. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $263,794. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,115,945)	$278,573
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(3,224,211)	(226,944)
		$51,629

See accompanying notes to the financial statements.

290 :: Schedule of Portfolio Investments :: May 31, 2010

  SEF  Short Financials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.1%
$12,539,589	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $12,539,589)	$12,539,589
	Repurchase Agreements (a) — 83.3%
5,219,555	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $5,219,659 (b)	5,219,555
2,503,474	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,503,527 (c)	2,503,474
3,601,212	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,601,292 (d)	3,601,212
8,360,850	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $8,361,191 (e)	8,360,850
8,360,850	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $8,361,208 (f)	8,360,850
23,995,612	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $23,996,119 (g)	23,995,612
11,147,800	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $11,148,277 (h)	11,147,800
7,510,423	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,510,582 (i)	7,510,423
10,439,111	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $10,439,343 (j)	10,439,111
5,369,670	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,369,789 (k)	5,369,670
	Total Repurchase Agreements (Cost $86,508,557)	86,508,557
	Total Investment Securities (Cost $99,048,146) † — 95.4%	99,048,146
	Other assets less liabilities — 4.6%	4,734,687
	Net Assets — 100.0%	$103,782,833

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $20,406,959.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $5,323,947. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $2,553,544. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $3,673,236. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $8,528,113. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $8,528,092. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $24,475,554. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $11,370,785. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 291

  Short Financials  SEF

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $7,660,637. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $10,647,915. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $5,477,079. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(18,205,164)	$(520,284)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(7,218,405)	(573,393)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(16,632,910)	365,671
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(7,391,335)	114,634
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(1,916,002)	(59,390)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(8,456,625)	(261,410)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(43,578,357)	675,868
		$(258,304)

See accompanying notes to the financial statements.

292 :: Schedule of Portfolio Investments :: May 31, 2010

  KRS  Short KBW Regional Banking

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.5%
$2,073,790	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $2,073,790)	$2,073,790
	Repurchase Agreements (a) — 72.9%
865,740	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $865,757 (b)	865,740
405,370	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $405,379 (c)	405,370
577,907	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $577,920 (d)	577,907
1,436,109	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,436,168 (e)	1,436,109
1,436,109	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,436,170 (f)	1,436,109
3,906,017	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,906,099 (g)	3,906,017
1,914,812	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,914,894 (h)	1,914,812
1,216,111	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,216,137 (i)	1,216,111
1,731,480	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,731,518 (j)	1,731,480
844,751	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $844,770 (k)	844,751
	Total Repurchase Agreements (Cost $14,334,406)	14,334,406
	Total Investment Securities (Cost $16,408,196) † — 83.4%	16,408,196
	Other assets less liabilities — 16.6%	3,257,134
	Net Assets — 100.0%	$19,665,330

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,900,325.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $883,055. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $413,477. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $589,465. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,464,839. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,464,835. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $3,984,142. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,953,113. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 293

  Short KBW Regional Banking  KRS

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,240,434. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,766,113. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $861,648. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$(6,164,668)	$(180,675)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	(5,845,863)	247,003
Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	(7,656,244)	(72,724)
		$(6,396)

See accompanying notes to the financial statements.

294 :: Schedule of Portfolio Investments :: May 31, 2010

  DDG  Short Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.4%
$1,511,964	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,511,964)	$1,511,964
	Repurchase Agreements (a) — 85.7%
628,173	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $628,186 (b)	628,173
305,876	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $305,882 (c)	305,876
442,418	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $442,428 (d)	442,418
983,314	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $983,354 (e)	983,314
983,314	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $983,356 (f)	983,314
2,922,239	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,922,301 (g)	2,922,239
1,311,085	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,311,141 (h)	1,311,085
917,627	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $917,646 (i)	917,627
1,256,346	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,256,374 (j)	1,256,346
667,548	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $667,563 (k)	667,548
	Total Repurchase Agreements (Cost $10,417,940)	10,417,940
	Total Investment Securities (Cost $11,929,904) † — 98.1%	11,929,904
	Other assets less liabilities — 1.9%	234,342
	Net Assets — 100.0%	$12,164,246

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,680,969.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $640,737. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $311,994. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $451,266. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,002,986. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,002,983. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,980,687. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,337,310. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 295

  Short Oil & Gas  DDG

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $935,980. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,281,476. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $680,901. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(2,100,580)	$(30,794)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,893,735)	(66,882)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(1,170,035)	(19,255)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(4,956,065)	209,501
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(166,079)	(42,956)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,831,167)	(26,912)
		$22,702

See accompanying notes to the financial statements.

296 :: Schedule of Portfolio Investments :: May 31, 2010

  REK  Short Real Estate

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.0%
$626,785	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $626,785)	$626,785
	Repurchase Agreements (a) — 90.2%
262,284	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $262,289 (b)	262,284
120,397	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $120,400 (c)	120,397
170,335	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $170,339 (d)	170,335
447,151	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $447,169 (e)	447,151
447,151	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $447,170 (f)	447,151
1,165,261	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,165,286 (g)	1,165,261
596,201	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $596,227 (h)	596,201
361,191	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $361,199 (i)	361,191
524,568	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $524,580 (j)	524,568
244,701	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $244,706 (k)	244,701
	Total Repurchase Agreements (Cost $4,339,240)	4,339,240
	Total Investment Securities (Cost $4,966,025) † — 103.2%	4,966,025
	Liabilities in excess of other assets — (3.2%)	(151,721)
	Net Assets — 100.0%	$4,814,304

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $760,175.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $267,530. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $122,805. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $173,742. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $456,097. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $456,095. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,188,568. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $608,127. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 297

  Short Real Estate  REK

U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $368,415. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $535,060. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $249,596. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(2,338,366)	$48,816
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(1,289,904)	(119,516)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(1,153,694)	(62,550)
		$(133,250)

See accompanying notes to the financial statements.

298 :: Schedule of Portfolio Investments :: May 31, 2010

  SMN  UltraShort Basic Materials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.9%
$18,358,832	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $18,358,832)	$18,358,832
	Repurchase Agreements (a) — 94.8%
7,476,984	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $7,477,134 (b)	7,476,984
4,228,285	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,228,374 (c)	4,228,285
6,421,457	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $6,421,600 (d)	6,421,457
8,766,513	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $8,766,871 (e)	8,766,513
8,766,513	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $8,766,888 (f)	8,766,513
39,189,118	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $39,189,945 (g)	39,189,118
11,688,684	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $11,689,184 (h)	11,688,684
12,684,854	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $12,685,122 (i)	12,684,854
14,953,968	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,954,300 (j)	14,953,968
10,677,765	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $10,678,002 (k)	10,677,765
	Total Repurchase Agreements (Cost $124,854,141)	124,854,141
	Total Investment Securities (Cost $143,212,973) † — 108.7%	143,212,973
	Liabilities in excess of other assets — (8.7%)	(11,420,513)
	Net Assets — 100.0%	$131,792,460

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $60,756,171.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $7,626,524. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $4,312,851. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $6,549,886. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $8,941,892. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $8,941,869. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $39,972,950. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $11,922,488. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 299

  UltraShort Basic Materials  SMN

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $12,938,560. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $15,253,078. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $10,891,351. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(107,076,159)	$177,229
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(50,522,020)	(3,445,604)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(19,761,790)	30,922
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(19,628,545)	(1,108,264)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(66,161,768)	(6,915,212)
		$(11,260,929)

See accompanying notes to the financial statements.

300 :: Schedule of Portfolio Investments :: May 31, 2010

  SZK  UltraShort Consumer Goods

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.7%
$1,930,073	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,930,073)	$1,930,073
	Repurchase Agreements (a) — 86.9%
791,976	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $791,992 (b)	791,976
424,307	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $424,316 (c)	424,307
633,837	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $633,851 (d)	633,837
1,046,368	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,046,411 (e)	1,046,368
1,046,368	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,046,413 (f)	1,046,368
3,974,282	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,974,366 (g)	3,974,282
1,395,157	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,395,217 (h)	1,395,157
1,272,922	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,272,949 (i)	1,272,922
1,583,953	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,583,988 (j)	1,583,953
1,021,451	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,021,474 (k)	1,021,451
	Total Repurchase Agreements (Cost $13,190,621)	13,190,621
	Total Investment Securities (Cost $15,120,694) † — 99.6%	15,120,694
	Other assets less liabilities — 0.4%	63,588
	Net Assets — 100.0%	$15,184,282

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $5,278,679.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $807,816. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $432,793. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $646,514. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,067,301. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,067,298. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $4,053,773. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,423,064. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 301

  UltraShort Consumer Goods  SZK

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,298,381. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,615,635. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,041,883. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(12,623,287)	$268,957
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(4,953,926)	(71,481)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,993,066)	69,916
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,214,842)	(6,382)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(8,614,028)	(172,101)
		$88,909

See accompanying notes to the financial statements.

302 :: Schedule of Portfolio Investments :: May 31, 2010

  SCC  UltraShort Consumer Services

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.7%
$4,126,772	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $4,126,772)	$4,126,772
	Repurchase Agreements (a) — 86.7%
1,699,858	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,699,892 (b)	1,699,858
885,026	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $885,045 (c)	885,026
1,309,920	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,309,949 (d)	1,309,920
2,374,301	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,374,398 (e)	2,374,301
2,374,301	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,374,403 (f)	2,374,301
8,337,553	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $8,337,729 (g)	8,337,553
3,165,735	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,165,870 (h)	3,165,735
2,655,078	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,655,134 (i)	2,655,078
3,399,716	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,399,792 (j)	3,399,716
2,072,942	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,072,988 (k)	2,072,942
	Total Repurchase Agreements (Cost $28,274,430)	28,274,430
	Total Investment Securities (Cost $32,401,202) † — 99.4%	32,401,202
	Other assets less liabilities — 0.6%	193,944
	Net Assets — 100.0%	$32,595,146

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $10,068,802.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,733,855. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $902,727. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,336,118. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,421,800. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,421,794. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $8,504,315. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,229,058. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 303

  UltraShort Consumer Services  SCC

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $2,708,181. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $3,467,717. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $2,114,407. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(8,266,705)	$(253,855)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(18,083,365)	(598,633)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(25,952,855)	(801,054)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(12,656,796)	(391,373)
		$(2,044,915)

See accompanying notes to the financial statements.

304 :: Schedule of Portfolio Investments :: May 31, 2010

  SKF  UltraShort Financials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.8%
$76,635,000	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $76,635,000)	$76,635,000
	Repurchase Agreements (a) — 86.9%
31,110,091	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $31,110,713 (b)	31,110,091
17,995,004	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $17,995,384 (c)	17,995,004
27,508,952	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $27,509,563 (d)	27,508,952
34,465,342	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $34,466,749 (e)	34,465,342
34,465,342	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $34,466,816 (f)	34,465,342
166,072,622	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $166,076,128 (g)	166,072,622
45,953,789	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $45,955,755 (h)	45,953,789
53,985,013	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $53,986,153 (i)	53,985,013
62,220,182	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $62,221,565 (j)	62,220,182
46,297,395	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $46,298,424 (k)	46,297,395
	Total Repurchase Agreements (Cost $520,073,732)	520,073,732
	Total Investment Securities (Cost $596,708,732) † — 99.7%	596,708,732
	Other assets less liabilities — 0.3%	2,053,786
	Net Assets — 100.0%	$598,762,518

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $272,531,721.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $31,732,296. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $18,354,904. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $28,059,131. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $35,154,840. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $35,154,750. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $169,394,283. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $46,872,985. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 305

  UltraShort Financials  SKF

U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $55,064,750. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $63,464,715. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $47,223,475. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(220,274,636)	$(11,033,271)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(143,331,604)	(8,155,126)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(118,202,741)	3,188,995
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(83,152,516)	1,289,634
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(28,740,025)	(890,847)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(101,898,598)	(3,149,880)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(500,725,896)	7,765,889
		$(10,984,606)

See accompanying notes to the financial statements.

306 :: Schedule of Portfolio Investments :: May 31, 2010

  RXD  UltraShort Health Care

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.3%
$701,390	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $701,390)	$701,390
	Repurchase Agreements (a) — 84.3%
289,065	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $289,071 (b)	289,065
149,888	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $149,891 (c)	149,888
221,550	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $221,555 (d)	221,550
406,819	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $406,836 (e)	406,819
406,819	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $406,836 (f)	406,819
1,413,226	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,413,256 (g)	1,413,226
542,426	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $542,449 (h)	542,426
449,664	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $449,673 (i)	449,664
578,130	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $578,143 (j)	578,130
349,659	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $349,667 (k)	349,659
	Total Repurchase Agreements (Cost $4,807,246)	4,807,246
	Total Investment Securities (Cost $5,508,636) † — 96.6%	5,508,636
	Other assets less liabilities — 3.4%	194,480
	Net Assets — 100.0%	$5,703,116

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,682,142.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $294,846. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $152,886. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $225,981. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $414,958. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $414,957. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,441,492. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $553,276. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 307

  UltraShort Health Care  RXD

which had a total value of $458,658. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $589,694. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $356,653. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(5,673,634)	$278,145
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(2,972,123)	(28,257)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(904,425)	(20,934)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(1,840,247)	(20,445)
		$208,509

See accompanying notes to the financial statements.

308 :: Schedule of Portfolio Investments :: May 31, 2010

  SIJ  UltraShort Industrials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.8%
$1,786,936	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,786,936)	$1,786,936
	Repurchase Agreements (a) — 87.5%
731,547	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $731,562 (b)	731,547
398,630	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $398,638 (c)	398,630
598,646	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $598,659 (d)	598,646
933,042	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $933,080 (e)	933,042
933,042	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $933,082 (f)	933,042
3,721,269	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,721,348 (g)	3,721,269
1,244,056	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,244,109 (h)	1,244,056
1,195,889	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,195,914 (i)	1,195,889
1,463,095	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,463,128 (j)	1,463,095
974,652	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $974,674 (k)	974,652
	Total Repurchase Agreements (Cost $12,193,868)	12,193,868
	Total Investment Securities (Cost $13,980,804) † — 100.3%	13,980,804
	Liabilities in excess of other assets — (0.3%)	(43,555)
	Net Assets — 100.0%	$13,937,249

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $5,204,723.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $746,178. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $406,603. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $610,619. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $951,708. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $951,706. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $3,795,699. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,268,940. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 309

  UltraShort Industrials  SIJ

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,219,808. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,492,360. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $994,148. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(101,376)	$3,614
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(13,319,971)	(410,309)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(9,820,988)	359,268
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(1,698,480)	(38,456)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(2,829,479)	69,127
		$(16,756)

See accompanying notes to the financial statements.

310 :: Schedule of Portfolio Investments :: May 31, 2010

  BIS  UltraShort Nasdaq Biotechnology

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.2%
$905,160	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $905,160)	$905,160
	Repurchase Agreements (a) — 83.1%
372,755	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $372,762 (b)	372,755
194,427	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $194,431 (c)	194,427
287,942	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $287,948 (d)	287,942
518,884	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $518,905 (e)	518,884
518,884	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $518,906 (f)	518,884
1,830,957	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,830,996 (g)	1,830,957
691,845	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $691,875 (h)	691,845
583,281	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $583,293 (i)	583,281
745,509	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $745,526 (j)	745,509
456,210	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $456,220 (k)	456,210
	Total Repurchase Agreements (Cost $6,200,694)	6,200,694
	Total Investment Securities (Cost $7,105,854) † — 95.3%	7,105,854
	Other assets less liabilities — 4.7%	352,892
	Net Assets — 100.0%	$7,458,746

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,225,292.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $380,210. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $198,316. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $293,701. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $529,265. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $529,263. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,867,578. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $705,684. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 311

  UltraShort Nasdaq Biotechnology  BIS

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $594,947. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $760,421. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $465,336. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(4,760,034)	$633,621
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(10,089,378)	(257,683)
		$375,938

See accompanying notes to the financial statements.

312 :: Schedule of Portfolio Investments :: May 31, 2010

  DUG  UltraShort Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.7%
$18,862,618	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $18,862,618)	$18,862,618
	Repurchase Agreements (a) — 93.8%
7,759,698	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $7,759,853 (b)	7,759,698
4,079,426	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,079,512 (c)	4,079,426
6,057,082	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $6,057,217 (d)	6,057,082
10,641,661	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $10,642,096 (e)	10,641,661
10,641,661	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $10,642,116 (f)	10,641,661
38,355,396	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $38,356,206 (g)	38,355,396
14,188,881	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,189,488 (h)	14,188,881
12,238,279	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $12,238,537 (i)	12,238,279
15,519,396	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $15,519,741 (j)	15,519,396
9,645,837	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $9,646,051 (k)	9,645,837
	Total Repurchase Agreements (Cost $129,127,317)	129,127,317
	Total Investment Securities (Cost $147,989,935) † — 107.5%	147,989,935
	Liabilities in excess of other assets — (7.5%)	(10,301,438)
	Net Assets — 100.0%	$137,688,497

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $47,895,709.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $7,914,893. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $4,161,015. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $6,178,224. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $10,854,553. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $10,854,525. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $39,122,552. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $14,472,696. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 313

  UltraShort Oil & Gas  DUG

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $12,483,053. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $15,829,816. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $9,838,781. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(2,085,149)	$(30,568)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(35,121,144)	(2,914,207)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(37,250,487)	2,199,950
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(149,583,047)	6,323,119
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(26,890,535)	(392,554)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(24,427,786)	1,033,523
		$6,219,263

See accompanying notes to the financial statements.

314 :: Schedule of Portfolio Investments :: May 31, 2010

  SRS  UltraShort Real Estate

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.8%
$56,093,583	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $56,093,583)	$56,093,583
	Repurchase Agreements (a) — 87.7%
23,198,621	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $23,199,085 (b)	23,198,621
11,711,668	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $11,711,915 (c)	11,711,668
17,155,964	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $17,156,345 (d)	17,155,964
34,236,142	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $34,237,540 (e)	34,236,142
34,236,142	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $34,237,607 (f)	34,236,142
111,036,133	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $111,038,477 (g)	111,036,133
45,648,190	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $45,650,143 (h)	45,648,190
35,135,005	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $35,135,747 (i)	35,135,005
46,397,242	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $46,398,273 (j)	46,397,242
26,585,378	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $26,585,969 (k)	26,585,378
	Total Repurchase Agreements (Cost $385,340,485)	385,340,485
	Total Investment Securities (Cost $441,434,068) † — 100.5%	441,434,068
	Liabilities in excess of other assets — (0.5%)	(2,409,803)
	Net Assets — 100.0%	$439,024,265

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $119,412,883.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $23,662,596. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $11,945,901. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $17,499,083. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $34,921,055. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $34,920,965. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $113,256,995. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $46,561,273. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 315

  UltraShort Real Estate  SRS

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $35,837,729. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $47,325,283. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $27,117,161. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(76,179,933)	$(3,941,845)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(43,703,414)	(7,622,770)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(111,630,150)	3,092,426
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(79,057,600)	(709,493)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(471,817,823)	(26,704,636)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(94,515,069)	(4,625,087)
		$(40,511,405)

See accompanying notes to the financial statements.

316 :: Schedule of Portfolio Investments :: May 31, 2010

  SSG  UltraShort Semiconductors

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.6%
$3,564,872	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $3,564,872)	$3,564,872
	Repurchase Agreements (a) — 99.6%
1,465,930	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,465,959 (b)	1,465,930
772,979	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $772,995 (c)	772,979
1,148,823	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,148,849 (d)	1,148,823
1,998,824	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,998,906 (e)	1,998,824
1,998,824	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,998,910 (f)	1,998,824
7,263,272	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,263,425 (g)	7,263,272
2,665,099	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,665,213 (h)	2,665,099
2,318,937	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,318,986 (i)	2,318,937
2,931,860	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,931,925 (j)	2,931,860
1,832,997	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,833,038 (k)	1,832,997
	Total Repurchase Agreements (Cost $24,397,545)	24,397,545
	Total Investment Securities (Cost $27,962,417) † — 114.2%	27,962,417
	Liabilities in excess of other assets — (14.2%)	(3,485,100)
	Net Assets — 100.0%	$24,477,317

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $9,161,705.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,495,249. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $788,439. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,171,799. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,038,812. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,038,806. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $7,408,547. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $2,718,408. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 317

  UltraShort Semiconductors  SSG

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $2,365,317. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,990,503. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,869,662. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(7,787,589)	$(31,049)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(7,099,066)	(831,690)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(3,652,843)	(38,960)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(26,110,645)	(931,181)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(4,089,368)	(428,739)
		$(2,261,619)

See accompanying notes to the financial statements.

318 :: Schedule of Portfolio Investments :: May 31, 2010

  REW  UltraShort Technology

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.0%
$2,903,931	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $2,903,931)	$2,903,931
	Repurchase Agreements (a) — 89.1%
1,186,908	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,186,932 (b)	1,186,908
654,375	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $654,389 (c)	654,375
986,254	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $986,276 (d)	986,254
1,475,758	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,475,818 (e)	1,475,758
1,475,758	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,475,821 (f)	1,475,758
6,094,719	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,094,848 (g)	6,094,719
1,967,677	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,967,761 (h)	1,967,677
1,963,124	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,963,165 (i)	1,963,124
2,373,816	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,373,869 (j)	2,373,816
1,616,745	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,616,781 (k)	1,616,745
	Total Repurchase Agreements (Cost $19,795,134)	19,795,134
	Total Investment Securities (Cost $22,699,065) † — 102.1%	22,699,065
	Liabilities in excess of other assets — (2.1%)	(475,164)
	Net Assets — 100.0%	$22,223,901

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $8,818,258.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,210,646. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $667,463. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,005,979. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,505,281. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,505,277. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $6,216,621. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $2,007,036. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 319

  UltraShort Technology  REW

had a total value of $2,002,388. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,421,297. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,649,085. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(20,468,220)	$358,238
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(6,437,055)	(362,320)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,238,343)	79,950
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(5,945,803)	(117,394)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(8,186,990)	(398,155)
		$(439,681)

See accompanying notes to the financial statements.

320 :: Schedule of Portfolio Investments :: May 31, 2010

  TLL  UltraShort Telecommunications

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.0%
$294,237	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $294,237)	$294,237
	Repurchase Agreements (a) — 95.9%
120,453	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $120,455 (b)	120,453
65,650	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $65,651 (c)	65,650
98,597	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $98,599 (d)	98,597
153,561	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $153,567 (e)	153,561
153,561	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $153,568 (f)	153,561
612,829	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $612,842 (g)	612,829
204,749	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $204,758 (h)	204,749
196,950	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $196,954 (i)	196,950
240,906	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $240,911 (j)	240,906
160,547	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $160,551 (k)	160,547
	Total Repurchase Agreements (Cost $2,007,803)	2,007,803
	Total Investment Securities (Cost $2,302,040) † — 109.9%	2,302,040
	Liabilities in excess of other assets — (9.9%)	(206,948)
	Net Assets — 100.0%	$2,095,092

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $857,658.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $122,862. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $66,963. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $100,569. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $156,633. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $156,633. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $625,086. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $208,845. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 321

  UltraShort Telecommunications  TLL

which had a total value of $200,889. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $245,725. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $163,758. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(468,668)	$(48,371)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(883,111)	(23,217)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(2,063,245)	(59,599)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(760,828)	(60,979)
		$(192,166)

See accompanying notes to the financial statements.

322 :: Schedule of Portfolio Investments :: May 31, 2010

  SDP  UltraShort Utilities

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.8%
$849,862	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $849,862)	$849,862
	Repurchase Agreements (a) — 87.4%
349,992	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $349,999 (b)	349,992
182,514	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $182,518 (c)	182,514
270,280	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $270,286 (d)	270,280
487,397	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $487,417 (e)	487,397
487,397	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $487,418 (f)	487,397
1,718,851	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,718,887 (g)	1,718,851
649,863	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $649,891 (h)	649,863
547,543	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $547,555 (i)	547,543
699,985	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $700,001 (j)	699,985
428,169	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $428,179 (k)	428,169
	Total Repurchase Agreements (Cost $5,821,991)	5,821,991
	Total Investment Securities (Cost $6,671,853) † — 100.2%	6,671,853
	Liabilities in excess of other assets — (0.2%)	(15,749)
	Net Assets — 100.0%	$6,656,104

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,087,448.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $356,992. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $186,164. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $275,686. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $497,148. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $497,146. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,753,230. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $662,862. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 323

  UltraShort Utilities  SDP

which had a total value of $558,494. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $713,986. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $436,734. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(883,657)	$22,052
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(1,354,096)	(9,537)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(8,141,114)	33,176
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(2,951,256)	(42,817)
		$2,874

See accompanying notes to the financial statements.

324 :: Schedule of Portfolio Investments :: May 31, 2010

  EFZ  Short MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.9%
$19,557,209	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $19,557,209)	$19,557,209
	Repurchase Agreements (a) — 82.6%
8,188,868	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $8,189,032 (b)	8,188,868
3,739,663	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,739,742 (c)	3,739,663
5,280,158	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,280,275 (d)	5,280,158
14,057,154	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $14,057,728 (e)	14,057,154
14,057,154	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,057,755 (f)	14,057,154
36,236,342	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $36,237,107 (g)	36,236,342
18,742,872	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $18,743,674 (h)	18,742,872
11,218,990	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $11,219,227 (i)	11,218,990
16,377,735	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $16,378,099 (j)	16,377,735
7,550,182	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $7,550,350 (k)	7,550,182
	Total Repurchase Agreements (Cost $135,449,118)	135,449,118
	Total Investment Securities (Cost $155,006,327) † — 94.5%	155,006,327
	Other assets less liabilities — 5.5%	9,022,779
	Net Assets — 100.0%	$164,029,106

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $22,786,368.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $8,352,646. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $3,814,456. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $5,385,761. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $14,338,375. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $14,338,338. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $36,961,114. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $19,117,778. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 325

  Short MSCI EAFE  EFZ

Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $11,443,377. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $16,705,324. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $7,701,207. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(9,468,781)	$848,168
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(102,051,397)	(4,220,432)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(29,531,777)	897,732
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(12,836,690)	1,419,077
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(9,176,857)	822,319
		$(233,136)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

326 :: Schedule of Portfolio Investments :: May 31, 2010

  EUM  Short MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.2%
$36,898,558	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $36,898,558)	$36,898,558
	Repurchase Agreements (a) — 84.1%
15,412,065	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $15,412,373 (b)	15,412,065
7,184,953	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,185,105 (c)	7,184,953
10,226,017	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $10,226,244 (d)	10,226,017
25,723,494	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $25,724,544 (e)	25,723,494
25,723,494	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $25,724,594 (f)	25,723,494
69,299,210	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $69,300,673 (g)	69,299,210
34,297,993	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $34,299,460 (h)	34,297,993
21,554,858	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $21,555,313 (i)	21,554,858
30,824,129	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $30,824,814 (j)	30,824,129
14,891,845	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,892,176 (k)	14,891,845
	Total Repurchase Agreements (Cost $255,138,058)	255,138,058
	Total Investment Securities (Cost $292,036,616) † — 96.3%	292,036,616
	Other assets less liabilities — 3.7%	11,072,391
	Net Assets — 100.0%	$303,109,007

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $50,084,410.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $15,720,308. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $7,328,652. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $10,430,537. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $26,238,107. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $26,238,039. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $70,685,281. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $34,984,042. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S.

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 327

  Short MSCI Emerging Markets  EUM

Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $21,985,970. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $31,440,676. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $15,189,724. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®^	$(66,789,446)	$3,197,128
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®^	(82,463,976)	(7,585,150)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®^	(78,537,257)	(2,497,170)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®^	(38,213,369)	1,749,345
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®^	(43,463,216)	(3,598,947)
		$(8,734,794)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

328 :: Schedule of Portfolio Investments :: May 31, 2010

  YXI  Short FTSE/Xinhua China 25

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.5%
$947,779	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $947,779)	$947,779
	Repurchase Agreements (a) — 86.9%
399,085	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $399,093 (b)	399,085
173,590	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $173,594 (c)	173,590
240,293	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $240,298 (d)	240,293
728,388	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $728,418 (e)	728,388
728,388	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $728,419 (f)	728,388
1,701,011	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,701,047 (g)	1,701,011
971,184	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $971,226 (h)	971,184
520,771	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $520,782 (i)	520,771
798,169	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $798,187 (j)	798,169
327,677	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $327,684 (k)	327,677
	Total Repurchase Agreements (Cost $6,588,556)	6,588,556
	Total Investment Securities (Cost $7,536,335) † — 99.4%	7,536,335
	Other assets less liabilities — 0.6%	45,478
	Net Assets — 100.0%	$7,581,813

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $685,203.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $407,067. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $177,062. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $245,099. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $742,960. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $742,958. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,735,033. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $990,610. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 329

  Short FTSE/Xinhua China 25  YXI

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $531,187. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $814,134. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $334,231. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short FTSE/Xinhua China 25 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	$(2,308,886)	$(276,024)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	(2,052,879)	(54,087)
Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	(3,112,573)	(114,049)
		$(444,160)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

330 :: Schedule of Portfolio Investments :: May 31, 2010

  EFU  UltraShort MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.9%
$6,141,270	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $6,141,270)	$6,141,270
	Repurchase Agreements (a) — 88.2%
2,520,496	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $2,520,546 (b)	2,520,496
1,348,322	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,348,350 (c)	1,348,322
2,013,174	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,013,219 (d)	2,013,174
3,340,375	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $3,340,511 (e)	3,340,375
3,340,375	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,340,518 (f)	3,340,375
12,632,912	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $12,633,179 (g)	12,632,912
4,453,834	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $4,454,025 (h)	4,453,834
4,044,966	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,045,051 (i)	4,044,966
5,040,993	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,041,105 (j)	5,040,993
3,241,254	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,241,326 (k)	3,241,254
	Total Repurchase Agreements (Cost $41,976,701)	41,976,701
	Total Investment Securities (Cost $48,117,971) † — 101.1%	48,117,971
	Liabilities in excess of other assets — (1.1%)	(515,028)
	Net Assets — 100.0%	$47,602,943

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $16,698,788.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $2,570,906. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $1,375,288. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $2,053,437. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $3,407,201. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $3,407,192. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $12,885,586. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $4,542,922. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 331

  UltraShort MSCI EAFE  EFU

had a total value of $4,125,868. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $5,141,823. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $3,306,088. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(23,496,824)	$(458,842)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(35,066,791)	(2,010,554)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(22,752,554)	2,468,802
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(12,584,741)	(442,695)
		$(443,289)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

332 :: Schedule of Portfolio Investments :: May 31, 2010

  EEV  UltraShort MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.3%
$30,795,650	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $30,795,650)	$30,795,650
	Repurchase Agreements (a) — 88.9%
12,176,438	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $12,176,682 (b)	12,176,438
8,341,880	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $8,342,056 (c)	8,341,880
13,321,000	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $13,321,296 (d)	13,321,000
6,996,352	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $6,996,638 (e)	6,996,352
6,996,352	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $6,996,651 (f)	6,996,352
74,740,538	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $74,742,116 (g)	74,740,538
9,328,470	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $9,328,869 (h)	9,328,470
25,025,640	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $25,026,168 (i)	25,025,640
24,352,876	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $24,353,417 (j)	24,352,876
24,159,736	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $24,160,273 (k)	24,159,736
	Total Repurchase Agreements (Cost $205,439,282)	205,439,282
	Total Investment Securities (Cost $236,234,932) † — 102.2%	236,234,932
	Liabilities in excess of other assets — (2.2%)	(4,996,997)
	Net Assets — 100.0%	$231,237,935

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $170,428,054.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $12,419,968. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $8,508,718. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $13,587,420. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $7,136,318. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $7,136,300. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $76,235,443. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $9,515,064. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 333

  UltraShort MSCI Emerging Markets  EEV

had a total value of $25,526,170. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $24,839,984. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $24,643,000. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®^	$(107,384,463)	$(5,496,765)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®^	(50,681,252)	(12,168,853)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®^	(94,941,979)	(2,645,890)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®^	(186,836,393)	9,392,784
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®^	(32,530,227)	(2,692,454)
		$(13,611,178)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

334 :: Schedule of Portfolio Investments :: May 31, 2010

  EPV  UltraShort MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.3%
$26,793,119	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $26,793,119)	$26,793,119
	Repurchase Agreements (a) — 97.7%
10,984,786	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $10,985,006 (b)	10,984,786
5,922,187	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $5,922,312 (c)	5,922,187
8,864,156	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $8,864,353 (d)	8,864,156
14,328,205	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $14,328,790 (e)	14,328,205
14,328,205	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,328,818 (f)	14,328,205
55,401,192	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $55,402,362 (g)	55,401,192
19,104,273	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $19,105,090 (h)	19,104,273
17,766,562	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $17,766,937 (i)	17,766,562
21,969,571	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $21,970,059 (j)	21,969,571
14,339,667	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,339,986 (k)	14,339,667
	Total Repurchase Agreements (Cost $183,008,804)	183,008,804
	Total Investment Securities (Cost $209,801,923) † — 112.0%	209,801,923
	Liabilities in excess of other assets — (12.0%)	(22,560,151)
	Net Assets — 100.0%	$187,241,772

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $75,032,490.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $11,204,483. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $6,040,631. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $9,041,439. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $14,614,849. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $14,614,811. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $56,509,286. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $19,486,408. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 335

  UltraShort MSCI Europe  EPV

to 07/15/19, which had a total value of $18,121,905. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $22,409,008. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $14,626,501. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Europe had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(21,340,514)	$79,583
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(234,332,963)	(9,828,605)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(16,734,621)	(3,588,932)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(13,930,026)	27,909
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(88,246,746)	(3,623,960)
		$(16,934,005)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

336 :: Schedule of Portfolio Investments :: May 31, 2010

  JPX  UltraShort MSCI Pacific ex-Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 16.4%
$527,083	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $527,083)	$527,083
	Repurchase Agreements (a) — 110.3%
212,352	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $212,356 (b)	212,352
129,296	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $129,299 (c)	129,296
200,487	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $200,491 (d)	200,487
202,926	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $202,934 (e)	202,926
202,926	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $202,935 (f)	202,926
1,182,073	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,182,098 (g)	1,182,073
270,567	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $270,579 (h)	270,567
387,889	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $387,897 (i)	387,889
424,703	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $424,712 (j)	424,703
346,084	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $346,092 (k)	346,084
	Total Repurchase Agreements (Cost $3,559,303)	3,559,303
	Total Investment Securities (Cost $4,086,386) † — 126.7%	4,086,386
	Liabilities in excess of other assets — (26.7%)	(860,571)
	Net Assets — 100.0%	$3,225,815

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,177,692.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $216,599. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $131,882. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $204,497. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $206,986. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $206,985. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,205,716. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $275,979. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 337

  UltraShort MSCI Pacific ex-Japan  JPX

which had a total value of $395,647. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $433,198. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $353,007. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®^	$(2,655,599)	$(566,136)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®^	539,522	(40,487)
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®^	(4,126,730)	(243,685)
		$(850,308)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

338 :: Schedule of Portfolio Investments :: May 31, 2010

  BZQ  UltraShort MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Security (a) — 15.1%
$6,411,830	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $6,411,830)	$6,411,830
	Repurchase Agreements (a) — 102.6%
2,621,128	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $2,621,180 (b)	2,621,128
1,443,291	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,443,321 (c)	1,443,291
2,174,454	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,174,502 (d)	2,174,454
3,268,055	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $3,268,188 (e)	3,268,055
3,268,055	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,268,195 (f)	3,268,055
13,445,814	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $13,446,098 (g)	13,445,814
4,357,407	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $4,357,593 (h)	4,357,407
4,329,874	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,329,965 (i)	4,329,874
5,242,256	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,242,372 (j)	5,242,256
3,561,957	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,562,036 (k)	3,561,957
	Total Repurchase Agreements (Cost $43,712,291)	43,712,291
	Total Investment Securities (Cost $50,124,121) † — 117.7%	50,124,121
	Liabilities in excess of other assets — (17.7%)	(7,547,358)
	Net Assets — 100.0%	$42,576,763

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $19,385,175.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $2,673,551. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $1,472,157. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $2,217,943. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $3,333,434. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $3,333,426. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $13,714,747. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $4,444,567. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 339

  UltraShort MSCI Brazil  BZQ

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $4,416,474. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $5,347,112. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $3,633,206. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®^	$(4,806,025)	$121,720
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®^	(87,640,932)	(10,370,152)
		$(10,248,432)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

340 :: Schedule of Portfolio Investments :: May 31, 2010

  FXP  UltraShort FTSE/Xinhua China 25

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.5%
$50,048,515	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $50,048,515)	$50,048,515
	Repurchase Agreements (a) — 85.5%
20,567,021	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $20,567,432 (b)	20,567,021
10,898,905	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $10,899,135 (c)	10,898,905
16,224,200	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $16,224,561 (d)	16,224,200
27,773,561	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $27,774,695 (e)	27,773,561
27,773,561	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $27,774,749 (f)	27,773,561
102,308,805	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $102,310,965 (g)	102,308,805
37,031,415	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $37,032,999 (h)	37,031,415
32,696,714	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $32,697,404 (i)	32,696,714
41,134,042	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $41,134,956 (j)	41,134,042
25,968,063	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $25,968,640 (k)	25,968,063
	Total Repurchase Agreements (Cost $342,376,287)	342,376,287
	Total Investment Securities (Cost $392,424,802) † — 98.0%	392,424,802
	Other assets less liabilities — 2.0%	8,052,161
	Net Assets — 100.0%	$400,476,963

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $131,189,907.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $20,978,363. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $11,116,883. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $16,548,684. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $28,329,186. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $28,329,114. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $104,355,110. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $37,772,140. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 341

  UltraShort FTSE/Xinhua China 25  FXP

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $33,350,670. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $41,956,808. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $26,487,498. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$(224,750,942)	$1,246,463
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	(101,449,112)	(13,655,267)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	(161,583,721)	(14,423,161)
Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	(173,130,959)	607,491
Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	(130,000,102)	(4,748,357)
		$(30,972,831)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

342 :: Schedule of Portfolio Investments :: May 31, 2010

  EWV  UltraShort MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.5%
$1,844,733	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,844,733)	$1,844,733
	Repurchase Agreements (a) — 85.9%
762,838	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $762,853 (b)	762,838
385,461	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $385,469 (c)	385,461
564,821	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $564,834 (d)	564,821
1,124,047	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,124,093 (e)	1,124,047
1,124,047	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,124,095 (f)	1,124,047
3,653,793	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,653,870 (g)	3,653,793
1,498,730	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,498,794 (h)	1,498,730
1,156,382	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,156,406 (i)	1,156,382
1,525,675	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,525,709 (j)	1,525,675
875,819	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $875,838 (k)	875,819
	Total Repurchase Agreements (Cost $12,671,613)	12,671,613
	Total Investment Securities (Cost $14,516,346) † — 98.4%	14,516,346
	Other assets less liabilities — 1.6%	235,929
	Net Assets — 100.0%	$14,752,275

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $3,943,688.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $778,095. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $393,170. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $576,117. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,146,534. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,146,531. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $3,726,873. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,528,709. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16;

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 343

  UltraShort MSCI Japan  EWV

U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,179,510. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,556,192. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $893,338. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(4,165,209)	$226,455
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(9,102,014)	(120,388)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(11,724,206)	(100,735)
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(3,889,348)	102,212
		$107,544

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

344 :: Schedule of Portfolio Investments :: May 31, 2010

  SMK  UltraShort MSCI Mexico Investable Market

Principal Amount		Value
	U.S. Government & Agency Security (a) — 15.0%
$518,158	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $518,158)	$518,158
	Repurchase Agreements (a) — 102.0%
212,135	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $212,139 (b)	212,135
115,561	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $115,563 (c)	115,561
173,529	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $173,533 (d)	173,529
270,736	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $270,747 (e)	270,736
270,736	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $270,748 (f)	270,736
1,078,843	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,078,866 (g)	1,078,843
360,982	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $360,997 (h)	360,982
346,683	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $346,690 (i)	346,683
424,271	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $424,280 (j)	424,271
282,473	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $282,479 (k)	282,473
	Total Repurchase Agreements (Cost $3,535,949)	3,535,949
	Total Investment Securities (Cost $4,054,107) † — 117.0%	4,054,107
	Liabilities in excess of other assets — (17.0%)	(589,440)
	Net Assets — 100.0%	$3,464,667

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,507,591.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $216,378. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $117,872. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $177,000. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $276,152. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $276,152. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,100,421. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $368,203. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19,

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 345

  UltraShort MSCI Mexico Investable Market  SMK

which had a total value of $353,617. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $432,757. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $288,123. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®^	$(3,015,194)	$(182,781)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®^	(4,301,414)	(396,893)
		$(579,674)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees.

See accompanying notes to the financial statements.

346 :: Schedule of Portfolio Investments :: May 31, 2010

  TBF  Short 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.6%
$60,388,982	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $60,388,982)	$60,388,982
	Repurchase Agreements (a) — 87.6%
25,441,561	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $25,442,070 (b)	25,441,561
11,014,859	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $11,015,092 (c)	11,014,859
15,217,360	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $15,217,698 (d)	15,217,360
46,691,950	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $46,693,857 (e)	46,691,950
46,691,950	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $46,693,947 (f)	46,691,950
108,053,001	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $108,055,282 (g)	108,053,001
62,255,934	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $62,258,597 (h)	62,255,934
33,044,576	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $33,045,274 (i)	33,044,576
50,883,122	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $50,884,253 (j)	50,883,122
20,649,937	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $20,650,396 (k)	20,649,937
	Total Repurchase Agreements (Cost $419,944,250)	419,944,250
	Total Investment Securities (Cost $480,333,232) † — 100.2%	480,333,232
	Liabilities in excess of other assets — (0.2%)	(815,319)
	Net Assets — 100.0%	$479,517,913

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $41,154,161.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $25,950,395. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $11,235,156. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $15,521,707. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $47,626,048. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $47,625,926. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $110,214,197. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $63,501,215. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 347

  Short 20+ Year Treasury  TBF

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $33,705,490. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $51,900,890. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $21,062,995. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	207	09/21/10	$25,389,844	$227,163

Cash collateral in the amount of $744,865 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(174,233,822)	$3,459,669
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(115,180,543)	(5,978,862)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(64,839,212)	739,033
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(108,123,911)	696,838
		$(1,083,322)

See accompanying notes to the financial statements.

348 :: Schedule of Portfolio Investments :: May 31, 2010

  PST  UltraShort 7-10 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.2%
$52,163,726	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $52,163,726)	$52,163,726
	Repurchase Agreements (a) — 97.7%
21,662,967	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $21,663,400 (b)	21,662,967
10,585,010	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $10,585,233 (c)	10,585,010
15,329,235	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $15,329,576 (d)	15,329,235
33,726,818	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $33,728,195 (e)	33,726,818
33,726,818	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $33,728,261 (f)	33,726,818
101,050,542	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $101,052,675 (g)	101,050,542
44,969,091	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $44,971,015 (h)	44,969,091
31,755,030	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $31,755,700 (i)	31,755,030
43,325,934	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $43,326,897 (j)	43,325,934
23,191,493	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $23,192,008 (k)	23,191,493
	Total Repurchase Agreements (Cost $359,322,938)	359,322,938
	Total Investment Securities (Cost $411,486,664) † — 111.9%	411,486,664
	Liabilities in excess of other assets — (11.9%)	(43,856,298)
	Net Assets — 100.0%	$367,630,366

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $94,256,122.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $22,096,228. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $10,796,710. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $15,635,820. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $34,401,542. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $34,401,453. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $103,071,680. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $45,868,590. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 349

  UltraShort 7-10 Year Treasury  PST

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $32,390,152. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $44,192,543. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $23,655,389. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Note Futures Contracts	209	09/21/10	$25,053,875	$55,229

Cash collateral in the amount of $505,439 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(101,579,060)	$362,624
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(413,954,005)	(32,639,098)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(25,339,266)	(734,841)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(13,073,113)	(132,854)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(23,608,524)	(237,483)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(136,604,479)	(10,399,064)
		$(43,780,716)

See accompanying notes to the financial statements.

350 :: Schedule of Portfolio Investments :: May 31, 2010

  TBT  UltraShort 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.0%
$619,704,801	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $619,704,801)	$619,704,801
	Repurchase Agreements (a) — 82.9%
258,123,839	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $258,129,001 (b)	258,123,839
123,126,558	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $123,129,157 (c)	123,126,558
176,757,525	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $176,761,453 (d)	176,757,525
416,862,568	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $416,879,590 (e)	416,862,568
416,862,568	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $416,880,400 (f)	416,862,568
1,181,573,024	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,181,597,968 (g)	1,181,573,024
555,816,757	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $555,840,534 (h)	555,816,757
369,379,674	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $369,387,472 (i)	369,379,674
516,247,679	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $516,259,151 (j)	516,247,679
262,393,280	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $262,399,111 (k)	262,393,280
	Total Repurchase Agreements (Cost $4,277,143,472)	4,277,143,472
	Total Investment Securities (Cost $4,896,848,273) † — 94.9%	4,896,848,273
	Other assets less liabilities — 5.1%	262,102,299
	Net Assets — 100.0%	$5,158,950,572

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $975,887,300.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $263,286,341. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $125,589,090. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $180,292,676. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $425,202,135. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $425,201,042. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,205,205,971. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $566,934,542. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 351

  UltraShort 20+ Year Treasury  TBT

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $376,767,516. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $526,573,705. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $267,641,894. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	2,940	09/21/10	$360,609,375	$3,446,395

Cash collateral in the amount of $11,674,005 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(1,989,453,289)	$42,988,060
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(4,237,031,925)	(69,031,311)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(3,446,944)	8,236,212
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,369,550,962)	(1,704,967)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(987,251,460)	7,698,248
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(76,065,211)	(1,073,606)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,424,633,282)	(31,239,817)
		$(44,127,181)

See accompanying notes to the financial statements.

352 :: Schedule of Portfolio Investments :: May 31, 2010

  CSM  Credit Suisse 130/30

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 98.2%
2,494	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	$312,897
3,235	Apache Corp. (Energy)	0.5%	289,662
4,226	Apple, Inc.* (Information Technology)	2.0%	1,086,758
31,870	AT&T, Inc. (Telecommunication Services)	1.4%	774,441
50,667	Bank of America Corp. (Financials)	1.5%	797,499
6,436	Baxter International, Inc. (Health Care)	0.5%	271,792
5,396	Boeing Co. (The) (Industrials)	0.6%	346,315
6,434	Chevron Corp. (Energy)	0.9%	475,280
17,289	Cisco Systems, Inc.* (Information Technology)	0.7%	400,413
7,855	Coca-Cola Co. (The) (Consumer Staples)	0.7%	403,747
22,631	Comcast Corp., Class A (Consumer Discretionary)	0.8%	409,395
15,879	Corning, Inc. (Information Technology)	0.5%	276,771
10,471	CVS Caremark Corp. (Consumer Staples)	0.7%	362,611
2,812	Express Scripts, Inc.* (Health Care)	0.5%	282,887
18,251	Exxon Mobil Corp. (Energy)	2.0%	1,103,455
27,686	Ford Motor Co.* (Consumer Discretionary)	0.6%	324,757
4,208	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.5%	294,770
4,022	General Dynamics Corp. (Industrials)	0.5%	273,094
33,776	General Electric Co. (Industrials)	1.0%	552,238
8,259	Gilead Sciences, Inc.* (Health Care)	0.5%	296,663
3,476	Goldman Sachs Group, Inc. (The) (Financials)	0.9%	501,448
1,359	Google, Inc., Class A* (Information Technology)	1.2%	659,360
12,720	Hewlett-Packard Co. (Information Technology)	1.1%	585,247
30,568	Intel Corp. (Information Technology)	1.2%	654,767
4,542	International Business Machines Corp. (Information Technology)	1.0%	568,931
10,332	Johnson & Johnson (Health Care)	1.1%	602,356
21,335	JPMorgan Chase & Co. (Financials)	1.5%	844,439
4,593	Kimberly-Clark Corp. (Consumer Staples)	0.5%	278,795

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,480	Lockheed Martin Corp. (Industrials)	0.5%	$278,122
8,487	Marathon Oil Corp. (Energy)	0.5%	263,861
4,888	Medco Health Solutions, Inc.* (Health Care)	0.5%	281,793
9,582	Merck & Co., Inc. (Health Care)	0.6%	322,818
29,870	Microsoft Corp. (Information Technology)	1.4%	770,646
5,062	Newmont Mining Corp. (Materials)	0.5%	272,437
21,620	News Corp., Class A (Consumer Discretionary)	0.5%	285,384
18,968	Oracle Corp. (Information Technology)	0.8%	428,108
5,626	PepsiCo, Inc. (Consumer Staples)	0.7%	353,819
24,380	Pfizer, Inc. (Health Care)	0.7%	371,307
10,783	Procter & Gamble Co. (The) (Consumer Staples)	1.2%	658,733
4,639	Prudential Financial, Inc. (Financials)	0.5%	267,717
10,482	QUALCOMM, Inc. (Information Technology)	0.7%	372,740
6,409	Target Corp. (Consumer Discretionary)	0.6%	349,483
4,961	Thermo Fisher Scientific, Inc.* (Health Care)	0.5%	258,270
5,684	Travelers Cos., Inc. (The) (Financials)	0.5%	281,187
14,368	U.S. Bancorp (Financials)	0.6%	344,257
6,760	United Parcel Service, Inc., Class B (Industrials)	0.8%	424,258
10,972	Verizon Communications, Inc. (Telecommunication Services)	0.6%	301,949
7,572	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	382,840
26,129	Wells Fargo & Co. (Financials)	1.4%	749,641
1,247,618	Other Common Stocks	57.9%	31,736,061
	Total Common Stocks (Cost $54,928,544)		53,786,219
Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
$132,522	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $132,522)		132,522

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 353

  Credit Suisse 130/30  CSM

Principal Amount		Value
	Repurchase Agreements (a) — 1.7%
$55,927	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $55,928 (b)	$55,927
23,843	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $23,844 (c)	23,843
32,723	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $32,724 (d)	32,723
104,495	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $104,499 (e)	104,495
104,495	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $104,499 (f)	104,495
234,749	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $234,754 (g)	234,749
139,326	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $139,332 (h)	139,326
71,529	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $71,531 (i)	71,529
111,854	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $111,856 (j)	111,854
43,670	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $43,671 (k)	43,670
	Total Repurchase Agreements (Cost $922,611)	922,611
	Total Investment Securities (Cost $55,983,677) — 100.1%	54,841,352
	Liabilities in excess of other assets — (0.1%)	(71,437)
	Net Assets — 100.0%	$54,769,915

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $7,842,502.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $57,046. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $24,320. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $33,377. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $106,585. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $106,585. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $239,444. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $142,113. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $72,960. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

354 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  CSM  Credit Suisse 130/30

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $114,091. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $44,544. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,433,323
Aggregate gross unrealized depreciation	(2,681,162)
Net unrealized depreciation	$(1,247,839)
Federal income tax cost of investments	$56,089,191

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Credit Suisse 130/30 Large Cap Index	$(2,682,532)	$72,400
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Credit Suisse 130/30 Large Cap Index	3,026,037	(91,263)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	(13,761,074)	320,173
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	14,391,200	(396,544)
		$(95,234)

Credit Suisse 130/30 invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	12.5%
Consumer Staples	11.5%
Energy	8.1%
Financials	16.0%
Health Care	10.4%
Industrials	8.0%
Information Technology	19.0%
Materials	3.0%
Telecommunication Services	3.1%
Utilities	6.6%
Other[1]	1.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 355

Statements of Assets and Liabilities

356 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$846,722,683	$353,797,747	$1,650,197,271	$5,345,354	$104,912,246	$55,506,155
Securities, at value	611,670,644	239,095,733	1,581,909,933	4,980,296	90,593,446	49,960,714
Repurchase agreements, at value	212,092,728	116,413,875	88,592,090	403,672	27,355,801	8,311,546
Total Investment Securities	823,763,372	355,509,608	1,670,502,023	5,383,968	117,949,247	58,272,260
Cash	—	612	8	41	—	—
Segregated cash balances with brokers for futures contracts	17,487,369	8,066,011	27,984,558	—	1,294,469	247,037
Segregated cash balances with custodian for swap agreements	162,527	220,299	87,203	49	—	—
Dividends and interest receivable	718,097	846,785	3,323,129	10,334	100,324	28,054
Receivable for investments sold	—	—	19,837,178	6,686	—	63,016
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	3,120,327	—	—	—	—
Receivable from Advisor	—	—	—	6,839	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,632,875	137,071	—	596,276	4,544,364	82,105
Prepaid licensing fees	—	—	2,699	—	2,399	1,755
Prepaid expenses	6,173	2,808	11,006	44	1,022	433
Total Assets	843,770,413	367,903,521	1,721,747,804	6,004,237	123,891,825	58,694,660
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	3,157,349	86,635	6,526	26,495	194,954
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	375,879	190,986	971,002	—	86,897	31,382
Management Services fees payable	64,118	29,312	129,466	—	10,496	4,894
Custodian fees payable	59,263	22,717	112,231	39,574	26,245	17,227
Administration fees payable	21,257	16,211	25,224	3,421	11,621	9,401
Trustee fees payable	138	69	266	3	26	13
Licensing fees payable	118,988	11,743	—	1,661	—	—
Professional fees payable	33,041	16,195	22,868	14,995	17,377	16,135
Payable for variation margin on futures contracts	1,040,800	759,213	3,370,645	—	138,642	40,746
Unrealized depreciation on swap agreements	52,912,826	29,847,723	20,416,034	184,603	7,406,862	4,283,182
Due to counterparty	—	—	54,243,649	—	—	—
Other liabilities	85,109	39,354	164,838	1,310	16,004	7,749
Total Liabilities	54,711,419	34,090,872	79,542,858	252,093	7,740,665	4,605,683
NET ASSETS	$789,058,994	$333,812,649	$1,642,204,946	$5,752,144	$116,151,160	$54,088,977
NET ASSETS CONSIST OF:
Paid in Capital	$1,474,525,827	$635,705,559	$2,516,228,743	$4,407,893	$123,608,436	$62,756,022
Accumulated undistributed net investment income (loss)	(1,576,433)	479,403	3,171,691	21,037	(137,377)	(31,603)
Accumulated net realized gains (losses) on investments	(605,768,642)	(272,519,955)	(868,829,574)	872,927	(17,371,466)	(7,201,491)
Net unrealized appreciation (depreciation) on:
Investments	(22,959,311)	1,711,861	20,304,752	38,614	13,037,001	2,766,105
Futures contracts	(3,882,496)	(1,853,567)	(8,254,632)	—	(122,936)	1,021
Swap agreements	(51,279,951)	(29,710,652)	(20,416,034)	411,673	(2,862,498)	(4,201,077)
NET ASSETS	$789,058,994	$333,812,649	$1,642,204,946	$5,752,144	$116,151,160	$54,088,977
Shares (unlimited number of shares authorized, no par value)	13,650,000	8,025,000	45,300,000	100,001	2,550,000	1,575,000
Net Asset Value	$57.81	$41.60	$36.25	$57.52	$45.55	$34.34

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 357

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$276,617,825	$44,769,470	$11,693,126	$132,702,214	$18,047,044	$13,349,592
Securities, at value	225,360,051	37,671,463	7,028,328	113,320,630	13,755,873	11,621,084
Repurchase agreements, at value	45,145,885	5,737,496	4,610,853	18,793,511	4,794,297	1,844,657
Total Investment Securities	270,505,936	43,408,959	11,639,181	132,114,141	18,550,170	13,465,741
Cash	2,160	—	—	—	—	50
Segregated cash balances with brokers for futures contracts	5,176,948	826,709	407,341	3,045,985	310,171	317,898
Segregated cash balances with custodian for swap agreements	565	—	—	—	—	129
Dividends and interest receivable	180,470	50,190	34,077	257,920	18,718	9,473
Receivable for investments sold	382,413	—	—	—	—	10,977
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	772	—	—	33,967	68,075
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,546,573	2,169,425	356,789	4,540,902	2,082,323	2,509,452
Prepaid licensing fees	—	—	—	947	—	—
Prepaid expenses	1,582	239	107	924	161	124
Total Assets	277,796,647	46,456,294	12,437,495	139,960,819	20,995,510	16,381,919
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	1,393,325	—	—	—	3,987	72,060
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	143,472	—	—	50,475	—	—
Management Services fees payable	23,542	—	895	10,935	—	—
Custodian fees payable	140,742	10,784	1,326	42,187	30,372	58,396
Administration fees payable	16,913	7,050	2,826	11,608	4,156	3,436
Trustee fees payable	60	10	6	27	7	5
Licensing fees payable	62,506	9,341	11,066	—	11,551	10,801
Professional fees payable	18,649	14,780	14,325	17,819	14,541	14,435
Payable for variation margin on futures contracts	880,990	48,449	38,193	389,316	33,210	53,774
Unrealized depreciation on swap agreements	10,100,766	927,035	145,761	2,403,095	1,076,459	503,662
Due to counterparty	—	—	—	—	—	—
Other liabilities	33,692	5,694	2,404	18,694	3,444	2,892
Total Liabilities	12,814,657	1,023,143	216,802	2,944,156	1,177,727	719,461
NET ASSETS	$264,981,990	$45,433,151	$12,220,693	$137,016,663	$19,817,783	$15,662,458
NET ASSETS CONSIST OF:
Paid in Capital	$398,922,790	$45,648,081	$12,342,408	$127,498,134	$17,287,285	$12,727,848
Accumulated undistributed net investment income (loss)	30,251	(18,459)	18,642	317,199	(4,611)	(14,360)
Accumulated net realized gains (losses) on investments	(118,925,435)	167,113	(267,776)	7,552,919	992,399	788,415
Net unrealized appreciation (depreciation) on:
Investments	(6,111,889)	(1,360,511)	(53,945)	(588,073)	503,126	116,149
Futures contracts	(379,534)	(245,463)	(29,664)	98,677	33,720	38,616
Swap agreements	(8,554,193)	1,242,390	211,028	2,137,807	1,005,864	2,005,790
NET ASSETS	$264,981,990	$45,433,151	$12,220,693	$137,016,663	$19,817,783	$15,662,458
Shares (unlimited number of shares authorized, no par value)	8,475,000	500,001	150,001	1,000,001	200,001	150,001
Net Asset Value	$31.27	$90.87	$81.47	$137.02	$99.09	$104.42

See accompanying notes to the financial statements.

358 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$15,154,947	$15,134,485	$13,909,831	$14,993,224	$23,336,819	$21,067,348
Securities, at value	9,919,567	8,700,755	8,063,956	11,782,897	16,559,180	13,912,966
Repurchase agreements, at value	5,620,334	6,788,273	5,687,392	4,810,086	7,231,506	8,363,279
Total Investment Securities	15,539,901	15,489,028	13,751,348	16,592,983	23,790,686	22,276,245
Cash	—	—	—	—	73	62
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	107	155
Dividends and interest receivable	21,861	20,770	12,370	11,433	19,558	4,707
Receivable for investments sold	5,742	3,007,292	5,045	11,973	19,704	44,977
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	13,851	4,505	13,578	12,236	—	25
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	266	—	—	—	—	—
Prepaid expenses	134	145	143	134	192	178
Total Assets	15,581,755	18,521,740	13,782,484	16,628,759	23,830,320	22,326,349
LIABILITIES:
Cash overdraft	—	15	—	—	—	—
Payable for investments purchased	4,214	400	8,582	14,492	153,599	30,899
Payable for capital shares redeemed	—	2,729,304	—	—	—	—
Advisory fees payable	—	—	—	—	5,089	—
Management Services fees payable	—	—	—	1,319	1,866	—
Custodian fees payable	17,797	11,059	12,184	7,685	46,637	38,141
Administration fees payable	25,164	22,490	24,176	24,719	24,298	22,197
Trustee fees payable	4	4	4	4	6	6
Licensing fees payable	—	3,973	1,563	1,532	3,225	3,031
Professional fees payable	15,101	15,155	15,280	15,158	15,399	15,416
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,857,527	784,168	1,645,834	1,719,653	3,074,447	2,428,618
Due to counterparty	—	1,305,136	—	—	—	—
Other liabilities	1,827	1,516	2,178	2,193	3,581	3,317
Total Liabilities	1,921,634	4,873,220	1,709,801	1,786,755	3,328,147	2,541,625
NET ASSETS	$13,660,121	$13,648,520	$12,072,683	$14,842,004	$20,502,173	$19,784,724
NET ASSETS CONSIST OF:
Paid in Capital	$22,098,743	$23,259,720	$10,003,636	$20,529,314	$27,358,093	$24,308,789
Accumulated undistributed net investment income (loss)	18,598	30,121	1,301	(7,388)	(11,839)	(41,279)
Accumulated net realized gains (losses) on investments	(6,984,647)	(9,211,696)	3,872,063	(5,560,028)	(4,223,501)	(3,263,065)
Net unrealized appreciation (depreciation) on:
Investments	384,954	354,543	(158,483)	1,599,759	453,867	1,208,897
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,857,527)	(784,168)	(1,645,834)	(1,719,653)	(3,074,447)	(2,428,618)
NET ASSETS	$13,660,121	$13,648,520	$12,072,683	$14,842,004	$20,502,173	$19,784,724
Shares (unlimited number of shares authorized, no par value)	600,000	375,000	450,000	450,000	825,000	600,000
Net Asset Value	$22.77	$36.40	$26.83	$32.98	$24.85	$32.97

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 359

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$273,098,606	$25,140,087	$19,029,798	$1,459,442,732	$34,151,511	$33,100,686
Securities, at value	181,046,224	23,000,149	14,957,408	1,102,896,890	31,140,295	31,590,927
Repurchase agreements, at value	117,688,958	4,124,243	5,152,424	403,244,686	2,098,971	3,817,256
Total Investment Securities	298,735,182	27,124,392	20,109,832	1,506,141,576	33,239,266	35,408,183
Cash	—	—	—	—	—	140
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	948,260	—	—
Dividends and interest receivable	431,337	18,880	25,266	816,316	87,467	74,281
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	499,088	11,639	—	—	—	—
Receivable for capital shares issued	13,744,996	—	—	—	—	—
Receivable from Advisor	—	527	9,949	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	18,876,552	58,082	295,415	3,851,497	69,767	862,307
Prepaid licensing fees	—	—	106	—	—	—
Prepaid expenses	2,850	253	121	13,537	282	311
Total Assets	332,290,005	27,213,773	20,440,689	1,511,771,186	33,396,782	36,345,222
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	12,761,835	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	174,717	—	—	916,054	7,479	9,793
Management Services fees payable	27,175	—	—	134,439	2,904	3,223
Custodian fees payable	18,332	3,936	3,327	63,349	3,971	9,066
Administration fees payable	15,803	17,759	25,649	25,211	13,313	13,063
Trustee fees payable	67	7	6	245	7	9
Licensing fees payable	19,137	668	—	106,495	764	1,021
Professional fees payable	25,482	15,562	15,245	70,876	15,337	15,892
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,120,699	701,421	429,265	83,510,738	936,408	1,231,224
Due to counterparty	—	—	—	—	—	—
Other liabilities	39,218	3,971	3,270	191,022	4,505	5,671
Total Liabilities	17,202,465	743,324	476,762	85,018,429	984,688	1,288,962
NET ASSETS	$315,087,540	$26,470,449	$19,963,927	$1,426,752,757	$32,412,094	$35,056,260
NET ASSETS CONSIST OF:
Paid in Capital	$130,742,836	$22,767,315	$18,908,202	$3,604,791,522	$46,425,082	$21,485,415
Accumulated undistributed net investment income (loss)	582,547	48,515	12,011	(937,531)	59,513	85,365
Accumulated net realized gains (losses) on investments	143,369,728	2,313,653	97,530	(2,144,140,837)	(12,293,615)	11,546,900
Net unrealized appreciation (depreciation) on:
Investments	25,636,576	1,984,305	1,080,034	46,698,844	(912,245)	2,307,497
Futures contracts	—	—	—	—	—	—
Swap agreements	14,755,853	(643,339)	(133,850)	(79,659,241)	(866,641)	(368,917)
NET ASSETS	$315,087,540	$26,470,449	$19,963,927	$1,426,752,757	$32,412,094	$35,056,260
Shares (unlimited number of shares authorized, no par value)	10,725,000	525,000	525,000	24,934,625	750,000	1,050,000
Net Asset Value	$29.38	$50.42	$38.03	$57.22	$43.22	$33.39

See accompanying notes to the financial statements.

360 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	Ultra KBW Regional Banking	Ultra Nasdaq Biotechnology	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$7,560,827	$5,734,902	$408,910,625	$541,505,034	$68,762,650	$119,862,724
Securities, at value	6,836,445	4,500,289	340,740,576	458,054,481	54,730,107	101,614,940
Repurchase agreements, at value	364,126	708,872	59,374,292	127,493,696	21,926,021	23,457,418
Total Investment Securities	7,200,571	5,209,161	400,114,868	585,548,177	76,656,128	125,072,358
Cash	—	—	466,288	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	87,494	1,237,252	—	—
Dividends and interest receivable	2,357	1,155	1,295,823	509,179	194,453	215,241
Receivable for investments sold	—	—	8,675,214	9,113,827	—	—
Due from counterparty	—	—	580,234	—	—	—
Receivable for capital shares issued	4,897,613	—	—	—	—	—
Receivable from Advisor	16,582	5,383	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	38,548	—	—	28,988,342	1,577,109	1,514,064
Prepaid licensing fees	—	1,712	—	—	—	—
Prepaid expenses	—	—	2,970	4,169	674	1,099
Total Assets	12,155,671	5,217,411	411,222,891	625,400,946	78,428,364	126,802,762
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	4,826,840	—	266	295,139	—	—
Payable for capital shares redeemed	—	—	8,956,955	8,983,908	—	—
Advisory fees payable	—	—	213,099	344,320	31,149	65,354
Management Services fees payable	—	—	30,653	53,348	6,678	11,287
Custodian fees payable	1,478	2,089	24,159	25,208	6,286	10,793
Administration fees payable	1,203	1,055	16,571	20,017	9,748	11,647
Trustee fees payable	3	1	72	133	17	30
Licensing fees payable	9,465	—	17,432	35,916	3,596	6,568
Professional fees payable	14,126	14,106	23,396	29,393	16,819	18,087
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	231,596	599,375	27,656,598	24,398,128	1,794,556	5,145,342
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,361	1,107	39,131	78,339	11,111	17,222
Total Liabilities	5,086,072	617,733	36,978,332	34,263,849	1,879,960	5,286,330
NET ASSETS	$7,069,599	$4,599,678	$374,244,559	$591,137,097	$76,548,404	$121,516,432
NET ASSETS CONSIST OF:
Paid in Capital	$9,310,088	$6,001,380	$437,829,208	$299,746,698	$87,069,794	$118,746,513
Accumulated undistributed net investment income (loss)	(305)	(5,854)	1,479,291	5,596,325	65,775	(84,869)
Accumulated net realized gains (losses) on investments	(1,686,880)	(270,732)	(28,611,585)	237,160,717	(18,263,196)	1,276,432
Net unrealized appreciation (depreciation) on:
Investments	(360,256)	(525,741)	(8,795,757)	44,043,143	7,893,478	5,209,634
Futures contracts	—	—	—	—	—	—
Swap agreements	(193,048)	(599,375)	(27,656,598)	4,590,214	(217,447)	(3,631,278)
NET ASSETS	$7,069,599	$4,599,678	$374,244,559	$591,137,097	$76,548,404	$121,516,432
Shares (unlimited number of shares authorized, no par value)	150,001	100,001	13,050,000	14,804,372	2,400,000	2,550,000
Net Asset Value	$47.13	$46.00	$28.68	$39.93	$31.90	$47.65

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 361

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$8,720,172	$22,191,150	$6,031,067	$27,941,383	$2,733,544	$2,772,740
Securities, at value	6,108,113	18,352,239	767,443	19,633,366	350,460	355,728
Repurchase agreements, at value	2,559,525	2,203,553	5,263,624	7,287,281	2,383,084	2,417,012
Total Investment Securities	8,667,638	20,555,792	6,031,067	26,920,647	2,733,544	2,772,740
Cash	—	—	—	404	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	112	570,348	—	—
Dividends and interest receivable	5,801	123,757	11,480	68,261	40	40
Receivable for investments sold	69,047	—	—	—	—	—
Due from counterparty	—	23,065	—	—	—	—
Receivable for capital shares issued	—	—	—	3,571,080	1,057,864	—
Receivable from Advisor	23,632	7,015	—	—	22,096	22,194
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	120,134	64,909	365,769	103,918	41,579
Prepaid licensing fees	66	—	9,812	—	—	—
Prepaid expenses	140	181	53	248	—	—
Total Assets	8,766,324	20,829,944	6,117,433	31,496,757	3,917,462	2,836,553
LIABILITIES:
Cash overdraft	—	—	884	—	—	—
Payable for investments purchased	—	—	—	2,034,322	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	1,393	12,324	—	—
Management Services fees payable	—	—	536	2,289	—	—
Custodian fees payable	1,058	2,024	4,744	9,262	178	176
Administration fees payable	26,673	20,205	918	4,760	603	571
Trustee fees payable	2	5	3	7	1	1
Licensing fees payable	—	71	—	8,049	11,216	11,216
Professional fees payable	15,198	15,128	15,014	15,635	13,979	13,979
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	254,244	452,029	290,263	197,757	453,609	600,970
Due to counterparty	—	—	—	—	—	—
Other liabilities	2,087	3,066	4,220	4,331	523	500
Total Liabilities	299,262	492,528	317,975	2,288,736	480,109	627,413
NET ASSETS	$8,467,062	$20,337,416	$5,799,458	$29,208,021	$3,437,353	$2,209,140
NET ASSETS CONSIST OF:
Paid in Capital	$8,848,020	$35,356,868	$6,460,984	$28,634,968	$4,058,554	$3,000,690
Accumulated undistributed net investment income (loss)	57,727	112,384	24,673	40,704	(1,998)	(1,842)
Accumulated net realized gains (losses) on investments	(131,907)	(13,164,583)	(460,845)	1,385,073	(269,512)	(230,317)
Net unrealized appreciation (depreciation) on:
Investments	(52,534)	(1,635,358)	—	(1,020,736)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(254,244)	(331,895)	(225,354)	168,012	(349,691)	(559,391)
NET ASSETS	$8,467,062	$20,337,416	$5,799,458	$29,208,021	$3,437,353	$2,209,140
Shares (unlimited number of shares authorized, no par value)	225,000	600,000	100,001	400,001	150,001	100,001
Net Asset Value	$37.63	$33.90	$57.99	$73.02	$22.92	$22.09

See accompanying notes to the financial statements.

362 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	Ultra MSCI Brazil	Ultra FTSE/Xinhua China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$2,881,016	$42,915,319	$9,101,875	$2,969,037	$14,375,038	$11,413,855
Securities, at value	369,273	5,479,551	1,153,340	379,555	2,973,440	2,453,070
Repurchase agreements, at value	2,511,743	37,435,768	7,948,535	2,589,482	11,437,057	9,027,843
Total Investment Securities	2,881,016	42,915,319	9,101,875	2,969,037	14,410,497	11,480,913
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	7,020	11,340
Segregated cash balances with custodian for swap agreements	—	1,990,000	—	—	—	—
Dividends and interest receivable	42	626	134	43	9,237	9,149
Receivable for investments sold	—	—	—	—	73,407	108,545
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	1,075,682	—	—	—	—	—
Receivable from Advisor	22,050	—	—	22,052	17,649	19,137
Receivable for variation margin on futures contracts	—	—	—	—	1,499	852
Unrealized appreciation on swap agreements	398,028	1,780,471	146,904	135,024	951,834	737,785
Prepaid licensing fees	—	2,786	12,553	—	304	426
Prepaid expenses	—	318	71	—	71	120
Total Assets	4,376,818	46,689,520	9,261,537	3,126,156	15,471,518	12,368,267
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	73,230	108,544
Payable for capital shares redeemed	—	—	—	—	3,870,114	4,163,566
Advisory fees payable	—	18,178	—	—	—	—
Management Services fees payable	—	3,694	612	—	—	—
Custodian fees payable	179	1,329	423	178	1,530	1,658
Administration fees payable	615	7,070	1,321	608	2,948	2,225
Trustee fees payable	1	12	3	1	5	5
Licensing fees payable	11,216	—	—	11,216	—	—
Professional fees payable	13,979	15,776	15,079	13,979	15,197	15,115
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	542,552	1,359,982	362,762	434,932	—	—
Due to counterparty	—	—	—	—	—	—
Other liabilities	524	6,821	1,740	501	2,322	1,769
Total Liabilities	569,066	1,412,862	381,940	461,415	3,965,346	4,292,882
NET ASSETS	$3,807,752	$45,276,658	$8,879,597	$2,664,741	$11,506,172	$8,075,385
NET ASSETS CONSIST OF:
Paid in Capital	$4,076,372	$48,787,744	$8,861,463	$3,000,690	$10,255,013	$6,950,619
Accumulated undistributed net investment income (loss)	(2,050)	(208,752)	(50,318)	(2,005)	824	19,494
Accumulated net realized gains (losses) on investments	(122,046)	(3,722,823)	284,310	(34,036)	264,205	305,207
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	35,459	67,058
Futures contracts	—	—	—	—	(1,163)	(4,778)
Swap agreements	(144,524)	420,489	(215,858)	(299,908)	951,834	737,785
NET ASSETS	$3,807,752	$45,276,658	$8,879,597	$2,664,741	$11,506,172	$8,075,385
Shares (unlimited number of shares authorized, no par value)	150,001	750,001	150,001	100,001	150,001	100,001
Net Asset Value	$25.38	$60.37	$59.20	$26.65	$76.71	$80.75

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 363

	Short QQQ®	Short Dow30SM	Short Short S&P500®	Short MidCap400	Short SmallCap600	Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$224,004,738	$259,358,428	$1,812,713,230	$32,295,961	$29,833,003	$254,078,805
Securities, at value	28,268,871	32,700,275	228,952,567	4,084,122	3,782,904	32,040,761
Repurchase agreements, at value	195,735,867	226,658,153	1,583,760,663	28,211,839	26,050,099	222,038,044
Total Investment Securities	224,004,738	259,358,428	1,812,713,230	32,295,961	29,833,003	254,078,805
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	4,610,707	6,193,709	29,824,193	253,401	38,746	4,582,995
Segregated cash balances with custodian for swap agreements	1,613,000	2,100,000	6,792,000	—	—	—
Dividends and interest receivable	3,312	3,839	26,777	476	439	3,760
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	23,231	—	—
Receivable for capital shares issued	3,316,124	—	—	6,329,886	—	6,237,691
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	262,835	589,635	3,687,421	29,498	7,520	827,893
Unrealized appreciation on swap agreements	7,034,643	11,935,455	14,557,578	1,679,671	—	8,064,962
Prepaid licensing fees	—	—	2,698	2,398	1,755	—
Prepaid expenses	1,267	1,742	10,562	236	197	1,570
Total Assets	240,846,626	280,182,808	1,867,614,459	40,614,758	29,881,660	273,797,676
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	24,088,546	—	—	9,353,955
Advisory fees payable	114,808	152,495	1,042,235	12,397	871	117,434
Management Services fees payable	18,439	22,256	138,964	2,917	2,219	20,114
Custodian fees payable	10,953	13,312	47,426	6,939	1,129	9,348
Administration fees payable	10,568	11,496	21,629	12,151	14,296	10,945
Trustee fees payable	46	57	324	7	5	48
Licensing fees payable	24,933	12,402	—	—	—	65,480
Professional fees payable	18,092	18,651	40,612	15,275	15,340	18,830
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	3,069,824	921,781	62,293,714	552,856	688,118	4,387,327
Due to counterparty	—	—	—	—	2,500,844	—
Other liabilities	28,929	36,544	208,604	4,836	3,721	32,589
Total Liabilities	3,296,592	1,188,994	87,882,054	607,378	3,226,543	14,016,070
NET ASSETS	$237,550,034	$278,993,814	$1,779,732,405	$40,007,380	$26,655,117	$259,781,606
NET ASSETS CONSIST OF:
Paid in Capital	$328,656,854	$359,775,324	$2,324,302,968	$68,507,250	$46,588,725	$341,169,494
Accumulated undistributed net investment income (loss)	(957,503)	(1,324,953)	(7,688,564)	(206,939)	(165,092)	(1,054,853)
Accumulated net realized gains (losses) on investments	(96,619,640)	(93,139,105)	(506,603,078)	(29,623,080)	(19,123,904)	(87,697,256)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	2,505,504	2,668,874	17,457,215	203,334	43,506	3,686,586
Swap agreements	3,964,819	11,013,674	(47,736,136)	1,126,815	(688,118)	3,677,635
NET ASSETS	$237,550,034	$278,993,814	$1,779,732,405	$40,007,380	$26,655,117	$259,781,606
Shares (unlimited number of shares authorized, no par value)	5,550,000	5,325,000	33,976,429	975,000	750,000	6,450,000
Net Asset Value	$42.80	$52.39	$52.38	$41.03	$35.54	$40.28

See accompanying notes to the financial statements.

364 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000	UltraShort MidCap400	UltraShort SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$839,502,388	$490,035,378	$3,698,055,926	$2,487,250	$47,738,496	$18,939,096
Securities, at value	107,240,863	62,568,903	473,080,952	317,796	6,077,913	2,414,611
Repurchase agreements, at value	732,261,525	427,466,475	3,224,974,974	2,169,454	41,660,583	16,524,485
Total Investment Securities	839,502,388	490,035,378	3,698,055,926	2,487,250	47,738,496	18,939,096
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	22,105,304	12,169,003	47,011,486	—	238,921	66,364
Segregated cash balances with custodian for swap agreements	21,645,000	20,119,545	26,245,337	—	—	—
Dividends and interest receivable	12,232	7,144	53,784	36	698	276
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	8,575,883	10,077,049	—	—	—
Receivable from Advisor	—	—	—	—	—	7,411
Receivable for variation margin on futures contracts	1,248,371	1,160,171	5,760,161	—	27,818	12,181
Unrealized appreciation on swap agreements	40,856,446	28,296,978	60,399,280	—	—	1,090,720
Prepaid licensing fees	—	—	2,355	—	2,398	1,755
Prepaid expenses	6,455	3,919	22,927	24	307	144
Total Assets	925,376,196	560,368,021	3,847,628,305	2,487,310	48,008,638	20,117,947
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	5,772,709	20,242,862	20,643,752	—	—	—
Advisory fees payable	494,347	304,643	2,166,196	2,721	17,932	—
Management Services fees payable	77,882	44,305	288,824	194	3,554	—
Custodian fees payable	101,406	33,462	134,094	139	12,846	2,533
Administration fees payable	19,373	15,836	26,086	—	9,035	18,500
Trustee fees payable	186	111	679	2	10	4
Licensing fees payable	53,241	23,705	—	1,661	—	—
Professional fees payable	18,068	29,328	110,785	14,888	15,337	14,927
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	30,957,150	6,516,972	312,146,641	82,431	4,802,250	815,304
Due to counterparty	—	—	—	—	—	—
Other liabilities	125,070	75,599	435,999	754	6,745	2,614
Total Liabilities	37,619,432	27,286,823	335,953,056	102,790	4,867,709	853,882
NET ASSETS	$887,756,764	$533,081,198	$3,511,675,249	$2,384,520	$43,140,929	$19,264,065
NET ASSETS CONSIST OF:
Paid in Capital	$1,691,113,043	$965,763,598	$5,794,213,254	$4,572,701	$121,405,066	$46,572,265
Accumulated undistributed net investment income (loss)	(4,483,336)	(2,713,677)	(15,167,726)	(14,818)	(227,799)	(110,125)
Accumulated net realized gains (losses) on investments	(822,567,841)	(458,666,814)	(2,054,781,904)	(2,090,932)	(73,454,111)	(27,525,932)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	13,795,602	6,918,085	39,158,986	—	220,023	52,441
Swap agreements	9,899,296	21,780,006	(251,747,361)	(82,431)	(4,802,250)	275,416
NET ASSETS	$887,756,764	$533,081,198	$3,511,675,249	$2,384,520	$43,140,929	$19,264,065
Shares (unlimited number of shares authorized, no par value)	49,275,000	18,225,000	102,075,000	100,001	2,325,000	900,000
Net Asset Value	$18.02	$29.25	$34.40	$23.84	$18.56	$21.40

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 365

	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®	UltraPro Short MidCap400	UltraPro Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$514,029,840	$24,667,764	$9,972,223	$246,961,899	$5,187,883	$15,656,867
Securities, at value	65,502,717	3,195,031	1,287,365	31,715,656	663,732	2,017,374
Repurchase agreements, at value	448,527,123	21,472,733	8,684,858	215,246,243	4,524,151	13,639,493
Total Investment Securities	514,029,840	24,667,764	9,972,223	246,961,899	5,187,883	15,656,867
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	7,950,997	451,200	289,125	3,258,990	209,960	267,301
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	7,512	353	143	3,575	76	226
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	3,040,866	—	20,413,071	—	—
Receivable from Advisor	—	—	—	—	1,783	—
Receivable for variation margin on futures contracts	1,428,176	23,919	27,405	394,248	24,384	48,400
Unrealized appreciation on swap agreements	9,804,597	947,541	724,234	1,985,761	481,373	492,622
Prepaid licensing fees	—	—	—	948	—	—
Prepaid expenses	3,679	79	65	1,610	39	77
Total Assets	533,224,801	29,131,722	11,013,195	273,020,102	5,905,498	16,465,493
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	32,629,888	—	—	5,566,476	—	—
Advisory fees payable	278,010	3,695	—	136,659	—	705
Management Services fees payable	46,115	1,826	663	20,471	459	1,018
Custodian fees payable	33,243	1,332	1,150	7,745	993	1,185
Administration fees payable	15,936	3,418	1,853	10,855	1,233	2,126
Trustee fees payable	117	7	13	50	3	3
Licensing fees payable	148,369	3,930	10,991	—	11,551	10,801
Professional fees payable	18,095	14,241	14,157	19,078	14,072	14,155
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	30,736,112	1,282,129	204,447	17,849,649	323,506	1,356,764
Due to counterparty	—	—	—	—	—	—
Other liabilities	66,818	3,276	1,741	35,892	1,358	1,829
Total Liabilities	63,972,703	1,313,854	235,015	23,646,875	353,175	1,388,586
NET ASSETS	$469,252,098	$27,817,868	$10,778,180	$249,373,227	$5,552,323	$15,076,907
NET ASSETS CONSIST OF:
Paid in Capital	$955,953,000	$28,575,525	$11,396,720	$318,403,163	$8,000,080	$18,246,791
Accumulated undistributed net investment income (loss)	(2,338,355)	(33,321)	(22,405)	(942,036)	(14,395)	(22,245)
Accumulated net realized gains (losses) on investments	(472,376,288)	(664,726)	(1,269,304)	(55,299,643)	(2,704,450)	(2,494,998)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	8,945,256	274,978	153,382	3,075,631	113,221	211,501
Swap agreements	(20,931,515)	(334,588)	519,787	(15,863,888)	157,867	(864,142)
NET ASSETS	$469,252,098	$27,817,868	$10,778,180	$249,373,227	$5,552,323	$15,076,907
Shares (unlimited number of shares authorized, no par value)	23,025,000	450,001	150,001	7,200,001	100,001	300,001
Net Asset Value	$20.38	$61.82	$71.85	$34.64	$55.52	$50.26

See accompanying notes to the financial statements.

366 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$10,119,921	$9,619,443	$3,368,913	$4,890,196	$7,336,996	$12,387,016
Securities, at value	1,291,355	1,224,085	428,589	625,275	935,329	1,584,761
Repurchase agreements, at value	8,828,566	8,395,358	2,940,324	4,264,921	6,401,667	10,802,255
Total Investment Securities	10,119,921	9,619,443	3,368,913	4,890,196	7,336,996	12,387,016
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	148	141	49	71	107	180
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	15,779	15,739	25,545	22,245	17,505	13,257
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,202,550	1,129,760	83,138	672,016	938,226	887,015
Prepaid licensing fees	—	—	1,371	765	—	—
Prepaid expenses	87	84	27	56	77	102
Total Assets	11,338,485	10,765,167	3,479,043	5,585,349	8,292,911	13,287,570
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	891	688	514	532	1,123	1,551
Administration fees payable	22,986	23,278	25,970	24,526	23,407	22,018
Trustee fees payable	3	3	1	1	2	3
Licensing fees payable	2,712	1,093	—	—	1,018	2,029
Professional fees payable	14,805	14,978	14,976	14,890	14,890	15,107
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	356,054	175,931	114,652	349,886	389,736	720,389
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,703	1,315	597	887	988	1,280
Total Liabilities	399,154	217,286	156,710	390,722	431,164	762,377
NET ASSETS	$10,939,331	$10,547,881	$3,322,333	$5,194,627	$7,861,747	$12,525,193
NET ASSETS CONSIST OF:
Paid in Capital	$29,908,506	$33,214,100	$11,022,130	$18,849,255	$30,571,502	$33,271,742
Accumulated undistributed net investment income (loss)	(52,962)	(51,494)	(18,383)	(34,821)	(50,380)	(65,825)
Accumulated net realized gains (losses) on investments	(19,762,709)	(23,568,554)	(7,649,900)	(13,941,937)	(23,207,865)	(20,847,350)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	846,496	953,829	(31,514)	322,130	548,490	166,626
NET ASSETS	$10,939,331	$10,547,881	$3,322,333	$5,194,627	$7,861,747	$12,525,193
Shares (unlimited number of shares authorized, no par value)	225,000	300,000	150,000	225,000	375,000	750,000
Net Asset Value	$48.62	$35.16	$22.15	$23.09	$20.96	$16.70

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 367

	Short Basic Materials	Short Financials	Short KBW Regional Banking	Short Oil & Gas	Short Real Estate	UltraShort Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$5,310,429	$99,048,146	$16,408,196	$11,929,904	$4,966,025	$143,212,973
Securities, at value	670,016	12,539,589	2,073,790	1,511,964	626,785	18,358,832
Repurchase agreements, at value	4,640,413	86,508,557	14,334,406	10,417,940	4,339,240	124,854,141
Total Investment Securities	5,310,429	99,048,146	16,408,196	11,929,904	4,966,025	143,212,973
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	5,104,000	—	235,000	—	—
Dividends and interest receivable	78	1,459	242	175	73	2,077
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	3,278,162	—	—	—
Receivable from Advisor	7,026	—	12,360	16,821	7,548	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	278,573	1,156,173	247,003	209,501	48,816	208,151
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	35	695	—	72	34	857
Total Assets	5,596,141	105,310,473	19,945,963	12,391,473	5,022,496	143,424,058
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	59,107	—	—	—	75,559
Management Services fees payable	—	8,500	—	—	—	11,586
Custodian fees payable	568	2,599	271	640	762	5,907
Administration fees payable	919	8,054	1,621	22,453	851	8,831
Trustee fees payable	3	23	4	5	3	28
Licensing fees payable	9,462	6,339	9,616	317	9,449	6,308
Professional fees payable	14,078	16,605	14,126	15,081	14,078	18,159
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	226,944	1,414,477	253,399	186,799	182,066	11,469,080
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,058	11,936	1,596	1,932	983	36,140
Total Liabilities	253,032	1,527,640	280,633	227,227	208,192	11,631,598
NET ASSETS	$5,343,109	$103,782,833	$19,665,330	$12,164,246	$4,814,304	$131,792,460
NET ASSETS CONSIST OF:
Paid in Capital	$5,000,600	$188,382,651	$18,630,101	$15,162,731	$5,000,600	$320,906,308
Accumulated undistributed net investment income (loss)	(8,645)	(528,797)	(8,843)	(63,559)	(8,181)	(620,959)
Accumulated net realized gains (losses) on investments	299,525	(83,812,717)	1,050,468	(2,957,628)	(44,865)	(177,231,960)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	51,629	(258,304)	(6,396)	22,702	(133,250)	(11,260,929)
NET ASSETS	$5,343,109	$103,782,833	$19,665,330	$12,164,246	$4,814,304	$131,792,460
Shares (unlimited number of shares authorized, no par value)	100,001	2,475,001	300,001	225,001	100,001	3,314,819
Net Asset Value	$53.43	$41.93	$65.55	$54.06	$48.14	$39.76

See accompanying notes to the financial statements.

368 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$15,120,694	$32,401,202	$596,708,732	$5,508,636	$13,980,804	$7,105,854
Securities, at value	1,930,073	4,126,772	76,635,000	701,390	1,786,936	905,160
Repurchase agreements, at value	13,190,621	28,274,430	520,073,732	4,807,246	12,193,868	6,200,694
Total Investment Securities	15,120,694	32,401,202	596,708,732	5,508,636	13,980,804	7,105,854
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	36,468,593	—	—	—
Dividends and interest receivable	220	474	8,636	81	204	104
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	3,116	—	—
Receivable for capital shares issued	—	2,283,435	—	—	—	—
Receivable from Advisor	12,177	—	—	23,770	14,746	2,870
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	338,873	—	12,244,518	278,145	432,009	633,621
Prepaid licensing fees	724	—	—	1,114	965	—
Prepaid expenses	119	246	4,218	49	104	—
Total Assets	15,472,807	34,685,357	645,434,697	5,814,911	14,428,832	7,742,449
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	22,878,314	—	—	—
Advisory fees payable	—	9,098	347,067	—	—	—
Management Services fees payable	—	2,545	52,470	458	1,136	593
Custodian fees payable	1,127	2,244	36,676	783	1,685	409
Administration fees payable	20,156	10,776	16,828	25,402	20,426	1,149
Trustee fees payable	4	7	113	2	4	3
Licensing fees payable	—	24	17,513	—	—	8,462
Professional fees payable	14,915	15,377	25,063	14,858	15,220	14,102
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	249,964	2,044,915	23,229,124	69,636	448,765	257,683
Due to counterparty	—	—	—	—	—	—
Other liabilities	2,359	5,225	69,011	656	4,347	1,302
Total Liabilities	288,525	2,090,211	46,672,179	111,795	491,583	283,703
NET ASSETS	$15,184,282	$32,595,146	$598,762,518	$5,703,116	$13,937,249	$7,458,746
NET ASSETS CONSIST OF:
Paid in Capital	$28,299,302	$101,908,279	$1,734,707,651	$17,832,264	$51,086,755	$6,001,381
Accumulated undistributed net investment income (loss)	(87,714)	(189,153)	(3,644,292)	(25,791)	(87,657)	(7,944)
Accumulated net realized gains (losses) on investments	(13,116,215)	(67,079,065)	(1,121,316,235)	(12,311,866)	(37,045,093)	1,089,371
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	88,909	(2,044,915)	(10,984,606)	208,509	(16,756)	375,938
NET ASSETS	$15,184,282	$32,595,146	$598,762,518	$5,703,116	$13,937,249	$7,458,746
Shares (unlimited number of shares authorized, no par value)	375,000	1,050,000	28,350,000	150,000	675,000	100,001
Net Asset Value	$40.49	$31.04	$21.12	$38.02	$20.65	$74.59

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 369

	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$147,989,935	$441,434,068	$27,962,417	$22,699,065	$2,302,040	$6,671,853
Securities, at value	18,862,618	56,093,583	3,564,872	2,903,931	294,237	849,862
Repurchase agreements, at value	129,127,317	385,340,485	24,397,545	19,795,134	2,007,803	5,821,991
Total Investment Securities	147,989,935	441,434,068	27,962,417	22,699,065	2,302,040	6,671,853
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	9,806,339	34,558,210	—	—	—	—
Dividends and interest receivable	2,162	6,473	408	330	33	97
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	3,996,465	—	—	—	—
Receivable from Advisor	—	—	—	4,446	26,974	21,944
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	9,556,592	3,092,426	—	438,188	—	55,228
Prepaid licensing fees	—	—	—	353	661	1,123
Prepaid expenses	—	4,148	184	170	17	59
Total Assets	167,355,028	483,091,790	27,963,009	23,142,552	2,329,725	6,750,304
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	26,141,371	—	1,187,217	—	—	—
Advisory fees payable	86,894	263,646	—	—	—	—
Management Services fees payable	14,304	40,057	79	—	—	—
Custodian fees payable	13,602	31,624	1,451	1,694	197	907
Administration fees payable	9,604	15,329	16,408	17,994	26,704	24,514
Trustee fees payable	35	87	5	5	1	2
Licensing fees payable	6,742	26,180	133	—	—	—
Professional fees payable	18,960	21,460	15,011	15,069	14,935	14,882
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	3,337,329	43,603,831	2,261,619	877,869	192,166	52,354
Due to counterparty	—	—	—	—	—	—
Other liabilities	37,690	65,311	3,769	6,020	630	1,541
Total Liabilities	29,666,531	44,067,525	3,485,692	918,651	234,633	94,200
NET ASSETS	$137,688,497	$439,024,265	$24,477,317	$22,223,901	$2,095,092	$6,656,104
NET ASSETS CONSIST OF:
Paid in Capital	$292,965,678	$3,532,920,707	$73,974,027	$75,403,029	$8,024,270	$17,090,740
Accumulated undistributed net investment income (loss)	(1,085,634)	(3,448,234)	(137,206)	(116,099)	(8,911)	(37,764)
Accumulated net realized gains (losses) on investments	(160,410,810)	(3,049,936,803)	(47,097,885)	(52,623,348)	(5,728,101)	(10,399,746)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	6,219,263	(40,511,405)	(2,261,619)	(439,681)	(192,166)	2,874
NET ASSETS	$137,688,497	$439,024,265	$24,477,317	$22,223,901	$2,095,092	$6,656,104
Shares (unlimited number of shares authorized, no par value)	1,994,794	16,034,064	1,500,000	975,000	150,000	300,000
Net Asset Value	$69.02	$27.38	$16.32	$22.79	$13.97	$22.19

See accompanying notes to the financial statements.

370 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE/Xinhua China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe
ASSETS:
Securities and Repurchase Agreements, at cost	$155,006,327	$292,036,616	$7,536,335	$48,117,971	$236,234,932	$209,801,923
Securities, at value	19,557,209	36,898,558	947,779	6,141,270	30,795,650	26,793,119
Repurchase agreements, at value	135,449,118	255,138,058	6,588,556	41,976,701	205,439,282	183,008,804
Total Investment Securities	155,006,327	292,036,616	7,536,335	48,117,971	236,234,932	209,801,923
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,570,000	20,100,000	510,000	—	42,941,053	7,870,000
Dividends and interest receivable	2,293	4,312	112	702	3,355	3,058
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	4,825,254	—	—	—	—	—
Receivable from Advisor	—	—	6,737	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	3,987,296	4,946,473	—	2,468,802	9,392,784	107,492
Prepaid licensing fees	—	—	—	—	—	9,364
Prepaid expenses	402	1,723	35	253	1,161	320
Total Assets	168,391,572	317,089,124	8,053,219	50,587,728	288,573,285	217,792,157
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	33,954,596	13,372,281
Advisory fees payable	66,448	147,560	—	7,021	135,036	81,321
Management Services fees payable	10,004	24,166	—	3,583	21,162	11,537
Custodian fees payable	2,156	6,079	727	2,326	8,959	1,902
Administration fees payable	8,371	11,854	1,069	15,262	11,187	8,466
Trustee fees payable	24	59	3	10	44	25
Licensing fees payable	24,536	49,481	10,288	23,885	153,461	—
Professional fees payable	15,453	19,932	14,074	15,294	19,170	15,656
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,220,432	13,681,267	444,160	2,912,091	23,003,962	17,041,497
Due to counterparty	—	—	—	—	—	—
Other liabilities	15,042	39,719	1,085	5,313	27,773	17,700
Total Liabilities	4,362,466	13,980,117	471,406	2,984,785	57,335,350	30,550,385
NET ASSETS	$164,029,106	$303,109,007	$7,581,813	$47,602,943	$231,237,935	$187,241,772
NET ASSETS CONSIST OF:
Paid in Capital	$195,095,585	$383,971,057	$7,576,512	$112,024,070	$779,975,862	$186,010,109
Accumulated undistributed net investment income (loss)	(309,811)	(1,237,338)	(9,258)	(157,078)	(1,024,459)	(182,194)
Accumulated net realized gains (losses) on investments	(30,523,532)	(70,889,918)	458,719	(63,820,760)	(534,102,290)	18,347,862
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(233,136)	(8,734,794)	(444,160)	(443,289)	(13,611,178)	(16,934,005)
NET ASSETS	$164,029,106	$303,109,007	$7,581,813	$47,602,943	$231,237,935	$187,241,772
Shares (unlimited number of shares authorized, no par value)	2,550,000	7,575,000	150,001	1,050,000	4,169,744	7,000,001
Net Asset Value	$64.33	$40.01	$50.55	$45.34	$55.46	$26.75

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 371

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE/Xinhua China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$4,086,386	$50,124,121	$392,424,802	$14,516,346	$4,054,107	$480,333,232
Securities, at value	527,083	6,411,830	50,048,515	1,844,733	518,158	60,388,982
Repurchase agreements, at value	3,559,303	43,712,291	342,376,287	12,671,613	3,535,949	419,944,250
Total Investment Securities	4,086,386	50,124,121	392,424,802	14,516,346	4,054,107	480,333,232
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	744,865
Segregated cash balances with custodian for swap agreements	—	—	60,094,000	—	—	—
Dividends and interest receivable	59	729	5,729	213	59	7,134
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	156,139	—	—
Receivable for capital shares issued	—	2,742,271	—	—	—	—
Receivable from Advisor	—	—	—	14,883	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	121,720	1,853,954	328,667	—	4,895,540
Prepaid licensing fees	9,307	9,705	—	—	9,651	—
Prepaid expenses	10	177	2,926	101	17	2,985
Total Assets	4,095,762	52,998,723	454,381,411	15,016,349	4,063,834	485,983,756
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	20,622,281	—	—	—
Advisory fees payable	3,319	21,284	249,183	—	2,749	237,401
Management Services fees payable	258	3,473	39,400	—	296	41,086
Custodian fees payable	206	973	13,475	643	192	13,314
Administration fees payable	94	5,233	14,915	20,079	158	14,997
Trustee fees payable	2	11	100	5	1	100
Licensing fees payable	—	—	48,004	5,941	—	25,811
Professional fees payable	14,894	15,361	26,678	14,921	14,906	25,358
Payable for variation margin on futures contracts	—	—	—	—	—	58,063
Unrealized depreciation on swap agreements	850,308	10,370,152	32,826,785	221,123	579,674	5,978,862
Due to counterparty	—	—	—	—	—	—
Other liabilities	866	5,473	63,627	1,362	1,191	70,851
Total Liabilities	869,947	10,421,960	53,904,448	264,074	599,167	6,465,843
NET ASSETS	$3,225,815	$42,576,763	$400,476,963	$14,752,275	$3,464,667	$479,517,913
NET ASSETS CONSIST OF:
Paid in Capital	$6,543,652	$46,507,980	$953,767,174	$22,477,861	$13,950,314	$521,153,296
Accumulated undistributed net investment income (loss)	(17,538)	(102,074)	(1,934,936)	(87,596)	(22,329)	(1,677,215)
Accumulated net realized gains (losses) on investments	(2,449,991)	6,419,289	(520,382,444)	(7,745,534)	(9,883,644)	(39,102,009)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	227,163
Swap agreements	(850,308)	(10,248,432)	(30,972,831)	107,544	(579,674)	(1,083,322)
NET ASSETS	$3,225,815	$42,576,763	$400,476,963	$14,752,275	$3,464,667	$479,517,913
Shares (unlimited number of shares authorized, no par value)	150,001	1,650,001	9,494,589	300,000	150,001	10,550,001
Net Asset Value	$21.51	$25.80	$42.18	$49.17	$23.10	$45.45

See accompanying notes to the financial statements.

372 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	Credit Suisse 130/30
ASSETS:
Securities and Repurchase Agreements, at cost	$411,486,664	$4,896,848,273	$55,983,677
Securities, at value	52,163,726	619,704,801	53,918,741
Repurchase agreements, at value	359,322,938	4,277,143,472	922,611
Total Investment Securities	411,486,664	4,896,848,273	54,841,352
Cash	—	—	—
Segregated cash balances with brokers for futures contracts	505,439	11,674,005	—
Segregated cash balances with custodian for swap agreements	6,754,052	280,800,013	—
Dividends and interest receivable	6,052	72,165	110,163
Receivable for investments sold	—	—	—
Due from counterparty	—	—	—
Receivable for capital shares issued	13,944,874	46,779,602	—
Receivable from Advisor	—	—	—
Receivable for variation margin on futures contracts	—	—	—
Unrealized appreciation on swap agreements	362,624	58,922,520	392,573
Prepaid licensing fees	—	—	—
Prepaid expenses	2,952	33,384	263
Total Assets	433,062,657	5,295,129,962	55,344,351
LIABILITIES:
Cash overdraft	—	—	—
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	20,826,256	27,345,391	—
Advisory fees payable	199,010	3,243,583	14,730
Management Services fees payable	32,017	432,475	4,787
Custodian fees payable	11,421	121,999	11,384
Administration fees payable	13,479	29,911	8,710
Trustee fees payable	79	1,043	13
Licensing fees payable	34,488	320,871	22,344
Professional fees payable	15,892	87,545	16,135
Payable for variation margin on futures contracts	108,108	888,149	—
Unrealized depreciation on swap agreements	44,143,340	103,049,701	487,807
Due to counterparty	2,751	5,502	—
Other liabilities	45,450	653,220	8,526
Total Liabilities	65,432,291	136,179,390	574,436
NET ASSETS	$367,630,366	$5,158,950,572	$54,769,915
NET ASSETS CONSIST OF:
Paid in Capital	$434,142,128	$5,687,531,225	$53,431,733
Accumulated undistributed net investment income (loss)	(1,893,321)	(23,715,072)	121,249
Accumulated net realized gains (losses) on investments	(20,892,954)	(464,184,795)	2,454,492
Net unrealized appreciation (depreciation) on:
Investments	—	—	(1,142,325)
Futures contracts	55,229	3,446,395	—
Swap agreements	(43,780,716)	(44,127,181)	(95,234)
NET ASSETS	$367,630,366	$5,158,950,572	$54,769,915
Shares (unlimited number of shares authorized, no par value)	7,875,000	128,550,000	1,100,001
Net Asset Value	$46.68	$40.13	$49.79

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 373

Statements of Operations

374 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	June 30, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$4,799,720	$8,907,150	$31,623,903	$107,388	$1,399,882	$514,313
Interest	72,020	41,438	63,622	501	17,629	3,505
Foreign withholding tax on dividends	(8,397)	—	—	—	—	(87)
Total Investment Income	4,863,343	8,948,588	31,687,525	107,889	1,417,511	517,731
EXPENSES:
Advisory fees (Note 4)	6,866,006	3,327,459	13,434,380	44,881	1,013,272	435,248
Management Services fees (Note 4)	915,461	443,658	1,791,238	5,984	135,102	58,033
Professional fees	49,581	34,594	83,644	18,578	23,808	20,689
Administration fees (Note 5)	263,207	208,871	295,386	22,968	138,560	107,412
Custodian fees (Note 6)	165,709	68,101	384,980	137,670	63,104	63,464
Printing and Shareholder reports	216,652	101,135	398,972	3,378	35,731	15,533
Licensing fees	923,711	185,716	12,950	12,664	10,750	10,750
Trustee fees	14,073	7,619	30,728	79	1,461	742
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	59,332	—	—	—
Other fees	52,606	20,987	71,836	3,583	8,975	5,859
Total Gross Expenses before fees waived and/or reimbursed	9,467,006	4,398,140	16,563,446	249,785	1,430,763	717,730
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(743,592)	(178,395)	—	(192,880)	(145,319)	(165,631)
Total Net Expenses	8,723,414	4,219,745	16,563,446	56,905	1,285,444	552,099
Net Investment Income (Loss)	(3,860,071)	4,728,843	15,124,079	50,984	132,067	(34,368)
NET REALIZED GAIN (LOSS) ON:
Investments	(45,545,274)	(27,985,686)	(72,974,371)	333	(2,668,722)	1,679,573
Futures contracts	62,455,013	25,449,469	87,559,458	—	11,278,563	704,920
Swap agreements	360,271,146	151,442,480	541,971,199	786,123	44,614,796	24,020,564
In-kind redemptions of investments	138,793,421	52,585,189	203,729,605	896,581	17,565,017	4,282,251
Net realized gain (loss)	515,974,306	201,491,452	760,285,891	1,683,037	70,789,654	30,687,308
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	110,622,132	49,501,512	145,209,383	38,614	12,548,215	5,989,093
Futures contracts	(11,908,426)	(4,862,810)	(21,693,083)	—	(1,105,720)	1,021
Swap agreements	(111,752,297)	(53,538,408)	(163,628,774)	411,673	(6,472,213)	(6,459,356)
Change in net unrealized appreciation (depreciation)	(13,038,591)	(8,899,706)	(40,112,474)	450,287	4,970,282	(469,242)
Net realized and unrealized gain (loss)	502,935,715	192,591,746	720,173,417	2,133,324	75,759,936	30,218,066
Change in Net Assets Resulting from Operations	$499,075,644	$197,320,589	$735,297,496	$2,184,308	$75,892,003	$30,183,698

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 375

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
	Year Ended May 31, 2010	February 9, 2010* through May 31, 2010	February 9, 2010* through May 31, 2010	June 23, 2009* through May 31, 2010	February 9, 2010* through May 31, 2010	February 9, 2010* through May 31, 2010
INVESTMENT INCOME:
Dividends	$2,148,252	$68,129	$60,216	$1,224,145	$59,499	$33,347
Interest	34,913	3,237	1,929	11,293	1,210	1,964
Foreign withholding tax on dividends	(212)	—	—	—	—	—
Total Investment Income	2,182,953	71,366	62,145	1,235,438	60,709	35,311
EXPENSES:
Advisory fees (Note 4)	1,741,745	70,918	31,337	615,080	48,941	39,154
Management Services fees (Note 4)	232,231	9,456	4,178	82,010	6,526	5,220
Professional fees	28,048	14,785	14,329	21,941	14,547	14,440
Administration fees (Note 5)	174,738	19,412	8,857	104,946	13,551	10,941
Custodian fees (Note 6)	377,643	12,059	1,668	156,181	40,731	72,585
Printing and Shareholder reports	61,143	6,634	2,900	33,132	4,678	3,802
Licensing fees	171,525	19,342	12,472	15,299	11,551	10,801
Trustee fees	3,073	7	3	634	5	4
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	12,747	2,704	1,612	8,949	1,892	1,706
Total Gross Expenses before fees waived and/or reimbursed	2,802,893	155,317	77,356	1,038,172	142,422	158,653
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(593,799)	(65,492)	(37,666)	(258,676)	(80,364)	(108,982)
Total Net Expenses	2,209,094	89,825	39,690	779,496	62,058	49,671
Net Investment Income (Loss)	(26,141)	(18,459)	22,455	455,942	(1,349)	(14,360)
NET REALIZED GAIN (LOSS) ON:
Investments	(9,524,387)	(738,900)	(215,732)	(3,549,405)	(483,063)	4,773
Futures contracts	22,673,563	120,159	(19,545)	1,319,324	400,876	169,829
Swap agreements	73,555,719	(518,459)	(32,499)	10,444,341	1,074,586	613,813
In-kind redemptions of investments	53,152,899	1,304,313	—	4,931,773	—	—
Net realized gain (loss)	139,857,794	167,113	(267,776)	13,146,033	992,399	788,415
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(1,723,316)	(1,360,511)	(53,945)	(588,073)	503,126	116,149
Futures contracts	(8,229,842)	(245,463)	(29,664)	98,677	33,720	38,616
Swap agreements	(18,737,334)	1,242,390	211,028	2,137,807	1,005,864	2,005,790
Change in net unrealized appreciation (depreciation)	(28,690,492)	(363,584)	127,419	1,648,411	1,542,710	2,160,555
Net realized and unrealized gain (loss)	111,167,302	(196,471)	(140,357)	14,794,444	2,535,109	2,948,970
Change in Net Assets Resulting from Operations	$111,141,161	$(214,930)	$(117,902)	$15,250,386	$2,533,760	$2,934,610

*Commencement of investment operations.

See accompanying notes to the financial statements.

376 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$366,436	$455,229	$346,142	$175,421	$311,250	$140,377
Interest	2,125	2,669	2,263	1,979	2,854	3,240
Foreign withholding tax on dividends	—	—	—	—	(26)	—
Total Investment Income	368,561	457,898	348,405	177,400	314,078	143,617
EXPENSES:
Advisory fees (Note 4)	150,823	213,973	149,301	142,443	164,780	205,056
Management Services fees (Note 4)	20,110	28,530	19,907	18,992	21,971	27,340
Professional fees	19,130	19,347	19,134	19,099	19,354	19,433
Administration fees (Note 5)	104,194	104,046	103,569	103,327	107,778	107,202
Custodian fees (Note 6)	63,020	41,388	40,949	28,960	127,525	108,990
Printing and Shareholder reports	4,502	5,400	4,731	4,438	6,438	6,806
Licensing fees	9,355	13,594	11,129	11,153	12,846	12,651
Trustee fees	277	349	236	141	273	357
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,536	4,752	4,513	4,472	4,708	4,753
Total Gross Expenses before fees waived and/or reimbursed	375,947	431,379	353,469	333,025	465,673	492,588
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(184,717)	(160,026)	(164,048)	(152,367)	(256,653)	(232,486)
Total Net Expenses	191,230	271,353	189,421	180,658	209,020	260,102
Net Investment Income (Loss)	177,331	186,545	158,984	(3,258)	105,058	(116,485)
NET REALIZED GAIN (LOSS) ON:
Investments	8,463	(129,490)	146,416	463,322	(183,227)	297,126
Futures contracts	—	—	—	—	—	—
Swap agreements	7,286,164	9,876,643	9,388,394	7,942,146	10,469,344	11,991,238
In-kind redemptions of investments	2,288,221	4,055,457	4,393,608	2,510,156	1,948,712	4,731,277
Net realized gain (loss)	9,582,848	13,802,610	13,928,418	10,915,624	12,234,829	17,019,641
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	632,613	1,250,181	355,117	748,714	2,895,335	1,143,007
Futures contracts	—	—	—	—	—	—
Swap agreements	(2,979,438)	(2,746,567)	(2,505,814)	(2,836,696)	(3,635,063)	(4,027,803)
Change in net unrealized appreciation (depreciation)	(2,346,825)	(1,496,386)	(2,150,697)	(2,087,982)	(739,728)	(2,884,796)
Net realized and unrealized gain (loss)	7,236,023	12,306,224	11,777,721	8,827,642	11,495,101	14,134,845
Change in Net Assets Resulting from Operations	$7,413,354	$12,492,769	$11,936,705	$8,824,384	$11,600,159	$14,018,360

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 377

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$6,027,545	$684,923	$198,607	$24,561,980	$982,201	$679,668
Interest	43,393	2,078	1,304	122,151	3,266	3,035
Foreign withholding tax on dividends	—	—	—	(20,840)	—	—
Total Investment Income	6,070,938	687,001	199,911	24,663,291	985,467	682,703
EXPENSES:
Advisory fees (Note 4)	3,128,213	211,619	118,498	15,265,950	324,378	304,341
Management Services fees (Note 4)	417,092	28,216	15,800	2,035,445	43,250	40,578
Professional fees	30,725	19,542	19,080	92,664	19,900	19,989
Administration fees (Note 5)	205,107	101,428	101,768	301,254	101,468	102,114
Custodian fees (Note 6)	79,296	11,891	11,597	294,264	10,731	27,282
Printing and Shareholder reports	98,270	7,841	4,636	526,195	9,424	10,949
Licensing fees	175,090	19,536	14,570	839,193	25,550	24,482
Trustee fees	5,152	310	162	26,952	651	454
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	22,464	4,907	4,523	99,149	5,322	5,189
Total Gross Expenses before fees waived and/or reimbursed	4,161,409	405,290	290,634	19,481,066	540,674	535,378
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(187,851)	(136,987)	(140,353)	(92,453)	(129,466)	(149,310)
Total Net Expenses	3,973,558	268,303	150,281	19,388,613	411,208	386,068
Net Investment Income (Loss)	2,097,380	418,698	49,630	5,274,678	574,259	296,635
NET REALIZED GAIN (LOSS) ON:
Investments	5,730,989	191,622	(27,234)	56,785,213	(1,172,844)	(882,349)
Futures contracts	—	—	—	—	—	—
Swap agreements	174,810,105	7,223,611	4,434,779	691,363,407	10,683,230	14,337,800
In-kind redemptions of investments	102,877,249	1,433,206	1,396,554	230,194,703	1,839,498	8,287,424
Net realized gain (loss)	283,418,343	8,848,439	5,804,099	978,343,323	11,349,884	21,742,875
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(33,490,658)	2,316,035	1,601,564	92,660,162	3,910,316	2,083,359
Futures contracts	—	—	—	—	—	—
Swap agreements	(53,038,148)	(1,511,537)	(423,709)	(217,489,111)	(2,611,989)	(2,014,749)
Change in net unrealized appreciation (depreciation)	(86,528,806)	804,498	1,177,855	(124,828,949)	1,298,327	68,610
Net realized and unrealized gain (loss)	196,889,537	9,652,937	6,981,954	853,514,374	12,648,211	21,811,485
Change in Net Assets Resulting from Operations	$198,986,917	$10,071,635	$7,031,584	$858,789,052	$13,222,470	$22,108,120

See accompanying notes to the financial statements.

378 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	Ultra KBW Regional Banking	Ultra Nasdaq Biotechnology	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology
	April 20, 2010* through May 31, 2010	April 7, 2010* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$6,059	$1,302	$7,460,014	$18,633,795	$1,236,870	$1,076,991
Interest	222	417	40,725	66,121	7,936	10,072
Foreign withholding tax on dividends	—	—	(2,044)	(42,702)	—	—
Total Investment Income	6,281	1,719	7,498,695	18,657,214	1,244,806	1,087,063
EXPENSES:
Advisory fees (Note 4)	5,201	5,976	3,697,305	4,422,639	683,037	1,111,251
Management Services fees (Note 4)	699	801	492,970	589,681	91,071	148,166
Professional fees	14,126	14,106	35,705	39,683	22,219	24,054
Administration fees (Note 5)	1,549	1,802	215,774	230,484	121,181	141,354
Custodian fees (Note 6)	1,478	2,090	98,278	108,076	20,266	36,212
Printing and Shareholder reports	862	1,075	104,610	155,357	24,949	38,764
Licensing fees	9,465	8,288	205,442	249,707	44,679	67,517
Trustee fees	2	1	8,298	6,301	1,108	1,623
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	589	758	28,079	19,880	7,042	8,568
Total Gross Expenses before fees waived and/or reimbursed	33,971	34,897	4,886,461	5,821,808	1,015,552	1,577,509
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(27,385)	(27,324)	(195,389)	(208,611)	(148,952)	(168,085)
Total Net Expenses	6,586	7,573	4,691,072	5,613,197	866,600	1,409,424
Net Investment Income (Loss)	(305)	(5,854)	2,807,623	13,044,017	378,206	(322,361)
NET REALIZED GAIN (LOSS) ON:
Investments	(98,400)	(21,318)	6,319,625	13,922,946	3,557,317	4,571,319
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,060,241)	(249,414)	138,716,135	263,116,704	36,084,991	53,777,299
In-kind redemptions of investments	(528,239)	—	47,680,226	137,736,402	12,697,578	17,052,004
Net realized gain (loss)	(1,686,880)	(270,732)	192,715,986	414,776,052	52,339,886	75,400,622
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(360,256)	(525,741)	(26,747,521)	33,628,784	7,899,596	8,088,974
Futures contracts	—	—	—	—	—	—
Swap agreements	(193,048)	(599,375)	(116,799,877)	(22,152,322)	(5,502,248)	(12,589,416)
Change in net unrealized appreciation (depreciation)	(553,304)	(1,125,116)	(143,547,398)	11,476,462	2,397,348	(4,500,442)
Net realized and unrealized gain (loss)	(2,240,184)	(1,395,848)	49,168,588	426,252,514	54,737,234	70,900,180
Change in Net Assets Resulting from Operations	$(2,240,489)	$(1,401,702)	$51,976,211	$439,296,531	$55,115,440	$70,577,819

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 379

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
	Year Ended May 31, 2010	Year Ended May 31, 2010	June 2, 2009* through May 31, 2010	June 2, 2009* through May 31, 2010	April 27, 2010* through May 31, 2010	April 27, 2010* through May 31, 2010
INVESTMENT INCOME:
Dividends	$468,717	$971,158	$107,463	$230,014	$—	$—
Interest	719	1,478	4,464	7,981	374	380
Foreign withholding tax on dividends	—	—	(1,044)	(1,160)	—	—
Total Investment Income	469,436	972,636	110,883	236,835	374	380
EXPENSES:
Advisory fees (Note 4)	95,517	199,366	71,970	166,890	1,873	1,752
Management Services fees (Note 4)	12,736	26,582	9,596	22,252	251	236
Professional fees	17,204	19,383	18,670	19,355	13,979	13,979
Administration fees (Note 5)	101,385	101,135	19,692	45,904	653	622
Custodian fees (Note 6)	3,415	8,014	16,075	31,492	178	176
Printing and Shareholder reports	4,028	6,211	4,722	10,584	89	89
Licensing fees	13,344	18,883	46,563	44,363	11,216	11,216
Trustee fees	154	289	112	174	1	1
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,391	4,830	3,884	4,820	464	440
Total Gross Expenses before fees waived and/or reimbursed	252,174	384,693	191,284	345,834	28,704	28,511
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(131,102)	(132,043)	(100,129)	(134,420)	(26,332)	(26,289)
Total Net Expenses	121,072	252,650	91,155	211,414	2,372	2,222
Net Investment Income (Loss)	348,364	719,986	19,728	25,421	(1,998)	(1,842)
NET REALIZED GAIN (LOSS) ON:
Investments	24,723	(1,388,049)	(440,421)	(79,759)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	2,684,100	4,359,015	(206,363)	948,284	(269,512)	(230,317)
In-kind redemptions of investments	2,298,155	1,673,080	185,939	1,398,357	—	—
Net realized gain (loss)	5,006,978	4,644,046	(460,845)	2,266,882	(269,512)	(230,317)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(1,057,558)	1,186,432	—	(1,020,736)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(753,203)	(1,196,220)	(225,354)	168,012	(349,691)	(559,391)
Change in net unrealized appreciation (depreciation)	(1,810,761)	(9,788)	(225,354)	(852,724)	(349,691)	(559,391)
Net realized and unrealized gain (loss)	3,196,217	4,634,258	(686,199)	1,414,158	(619,203)	(789,708)
Change in Net Assets Resulting from Operations	$3,544,581	$5,354,244	$(666,471)	$1,439,579	$(621,201)	$(791,550)

*Commencement of investment operations.

See accompanying notes to the financial statements.

380 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	Ultra MSCI Brazil	Ultra FTSE/Xinhua China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	April 27, 2010* through May 31, 2010	June 2, 2009* through May 31, 2010	June 2, 2009* through May 31, 2010	April 27, 2010* through May 31, 2010	January 19, 2010* through May 31, 2010	January 19, 2010* through May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	393	25,877	7,760	400	43,810	80,246
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	393	25,877	7,760	400	43,810	80,246
EXPENSES:
Advisory fees (Note 4)	1,928	233,497	70,557	1,895	33,911	36,996
Management Services fees (Note 4)	258	31,133	9,407	254	4,521	4,933
Professional fees	13,979	19,563	18,727	13,979	23,016	22,937
Administration fees (Note 5)	667	62,292	18,845	659	9,543	10,366
Custodian fees (Note 6)	179	4,186	1,504	178	2,206	2,453
Printing and Shareholder reports	90	13,764	5,268	90	14,883	14,228
Licensing fees	11,216	38,136	63,230	11,216	12,812	12,966
Trustee fees	1	256	108	1	2	1
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	465	5,539	3,986	441	1,685	1,563
Total Gross Expenses before fees waived and/or reimbursed	28,783	408,366	191,632	28,713	102,579	106,443
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(26,340)	(112,699)	(102,252)	(26,308)	(59,593)	(59,551)
Total Net Expenses	2,443	295,667	89,380	2,405	42,986	46,892
Net Investment Income (Loss)	(2,050)	(269,790)	(81,620)	(2,005)	824	33,354
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	105,824	(94,265)
Futures contracts	—	—	—	—	43,875	13,979
Swap agreements	(122,046)	(3,722,823)	284,310	(34,036)	114,506	385,493
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(122,046)	(3,722,823)	284,310	(34,036)	264,205	305,207
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	35,459	67,058
Futures contracts	—	—	—	—	(1,163)	(4,778)
Swap agreements	(144,524)	420,489	(215,858)	(299,908)	951,834	737,785
Change in net unrealized appreciation (depreciation)	(144,524)	420,489	(215,858)	(299,908)	986,130	800,065
Net realized and unrealized gain (loss)	(266,570)	(3,302,334)	68,452	(333,944)	1,250,335	1,105,272
Change in Net Assets Resulting from Operations	$(268,620)	$(3,572,124)	$(13,168)	$(335,949)	$1,251,159	$1,138,626

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 381

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	180,640	245,875	1,413,130	39,272	34,053	156,689
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	180,640	245,875	1,413,130	39,272	34,053	156,689
EXPENSES:
Advisory fees (Note 4)	1,401,686	1,956,180	11,621,461	301,533	272,555	1,266,465
Management Services fees (Note 4)	186,890	260,822	1,549,517	40,204	36,340	168,861
Professional fees	24,669	27,130	64,019	19,680	19,494	24,395
Administration fees (Note 5)	117,741	135,702	249,812	80,775	80,776	113,106
Custodian fees (Note 6)	25,415	32,576	179,713	7,367	4,623	23,718
Printing and Shareholder reports	43,038	60,657	333,982	8,389	6,965	45,945
Licensing fees	195,140	112,581	12,950	10,750	10,750	153,243
Trustee fees	2,203	3,411	17,743	387	573	1,643
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	176,211	—	—	—
Other fees	12,771	14,798	65,471	6,566	5,320	14,518
Total Gross Expenses before fees waived and/or reimbursed	2,009,553	2,603,857	14,270,879	475,651	437,396	1,811,894
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(235,706)	(127,797)	—	(94,165)	(92,571)	(209,335)
Total Net Expenses	1,773,847	2,476,060	14,270,879	381,486	344,825	1,602,559
Net Investment Income (Loss)	(1,593,207)	(2,230,185)	(12,857,749)	(342,214)	(310,772)	(1,445,870)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(18,389,994)	(19,876,829)	(121,262,105)	(4,196,766)	(588,758)	(15,988,948)
Swap agreements	(59,267,447)	(70,941,099)	(303,969,162)	(17,024,134)	(15,422,018)	(58,549,711)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(77,657,441)	(90,817,928)	(425,231,267)	(21,220,900)	(16,010,776)	(74,538,659)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	3,208,884	3,235,165	23,488,425	239,636	43,506	3,963,313
Swap agreements	13,571,608	21,685,340	3,799,601	3,751,061	457,492	9,235,652
Change in net unrealized appreciation (depreciation)	16,780,492	24,920,505	27,288,026	3,990,697	500,998	13,198,965
Net realized and unrealized gain (loss)	(60,876,949)	(65,897,423)	(397,943,241)	(17,230,203)	(15,509,778)	(61,339,694)
Change in Net Assets Resulting from Operations	$(62,470,156)	$(68,127,608)	$(410,800,990)	$(17,572,417)	$(15,820,550)	$(62,785,564)

See accompanying notes to the financial statements.

382 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000	UltraShort MidCap400	UltraShort SmallCap600
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	June 30, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,012,128	585,992	3,615,965	2,997	51,696	27,755
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,012,128	585,992	3,615,965	2,997	51,696	27,755
EXPENSES:
Advisory fees (Note 4)	7,277,365	4,381,624	25,901,387	24,317	371,792	185,342
Management Services fees (Note 4)	970,308	584,212	3,453,493	3,242	49,572	24,712
Professional fees	44,482	37,819	131,487	18,451	21,106	19,416
Administration fees (Note 5)	225,291	192,536	300,331	5,208	80,777	80,746
Custodian fees (Note 6)	114,473	70,683	392,805	588	9,074	3,177
Printing and Shareholder reports	223,426	130,807	732,671	2,397	11,740	5,606
Licensing fees	980,758	241,939	16,330	12,664	10,750	10,750
Trustee fees	12,810	7,859	45,388	47	809	434
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	54,275	38,020	206,725	3,392	7,859	5,376
Total Gross Expenses before fees waived and/or reimbursed	9,903,188	5,685,499	31,180,617	70,306	563,479	335,559
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(701,390)	(133,594)	—	(39,561)	(93,592)	(101,322)
Total Net Expenses	9,201,798	5,551,905	31,180,617	30,745	469,887	234,237
Net Investment Income (Loss)	(8,189,670)	(4,965,913)	(27,564,652)	(27,748)	(418,191)	(206,482)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(72,675,410)	(41,346,731)	(224,845,712)	—	(3,958,900)	(587,407)
Swap agreements	(692,888,351)	(335,754,632)	(1,737,556,666)	(2,090,932)	(41,497,952)	(24,362,180)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(765,563,761)	(377,101,363)	(1,962,402,378)	(2,090,932)	(45,456,852)	(24,949,587)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	15,632,518	7,452,581	44,331,778	—	215,074	52,441
Swap agreements	135,027,245	65,565,608	98,327,606	(82,431)	5,332,270	4,718,041
Change in net unrealized appreciation (depreciation)	150,659,763	73,018,189	142,659,384	(82,431)	5,547,344	4,770,482
Net realized and unrealized gain (loss)	(614,903,998)	(304,083,174)	(1,819,742,994)	(2,173,363)	(39,909,508)	(20,179,105)
Change in Net Assets Resulting from Operations	$(623,093,668)	$(309,049,087)	$(1,847,307,646)	$(2,201,111)	$(40,327,699)	$(20,385,587)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 383

	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®	UltraPro Short MidCap400	UltraPro Short Russell2000
	Year Ended May 31, 2010	February 9, 2010* through May 31, 2010	February 9, 2010* through May 31, 2010	June 23, 2009* through May 31, 2010	February 9, 2010* through May 31, 2010	February 9, 2010* through May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	528,411	5,077	3,352	133,744	1,848	3,502
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	528,411	5,077	3,352	133,744	1,848	3,502
EXPENSES:
Advisory fees (Note 4)	3,567,071	30,330	20,346	1,086,216	12,874	20,391
Management Services fees (Note 4)	475,606	4,044	2,713	144,828	1,717	2,719
Professional fees	35,498	14,244	14,160	23,688	14,075	14,159
Administration fees (Note 5)	177,115	6,970	4,841	99,494	3,247	4,850
Custodian fees (Note 6)	58,156	1,503	1,304	20,211	1,192	1,354
Printing and Shareholder reports	116,921	2,240	1,526	50,094	828	1,513
Licensing fees	466,023	13,930	11,886	15,299	11,551	10,801
Trustee fees	6,256	2	2	1,287	1	2
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	26,949	1,835	1,461	14,111	1,314	1,607
Total Gross Expenses before fees waived and/or reimbursed	4,929,595	75,098	58,239	1,455,228	46,799	57,396
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(425,406)	(36,700)	(32,482)	(81,157)	(30,556)	(31,649)
Total Net Expenses	4,504,189	38,398	25,757	1,374,071	16,243	25,747
Net Investment Income (Loss)	(3,975,778)	(33,321)	(22,405)	(1,240,327)	(14,395)	(22,245)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(39,482,251)	(280,434)	(198,674)	(7,929,360)	(575,675)	(353,161)
Swap agreements	(407,425,007)	(384,292)	(1,070,630)	(47,370,283)	(2,128,775)	(2,141,837)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(446,907,258)	(664,726)	(1,269,304)	(55,299,643)	(2,704,450)	(2,494,998)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	9,360,700	274,978	153,382	3,075,631	113,221	211,501
Swap agreements	68,450,616	(334,588)	519,787	(15,863,888)	157,867	(864,142)
Change in net unrealized appreciation (depreciation)	77,811,316	(59,610)	673,169	(12,788,257)	271,088	(652,641)
Net realized and unrealized gain (loss)	(369,095,942)	(724,336)	(596,135)	(68,087,900)	(2,433,362)	(3,147,639)
Change in Net Assets Resulting from Operations	$(373,071,720)	$(757,657)	$(618,540)	$(69,328,227)	$(2,447,757)	$(3,169,884)

*Commencement of investment operations.

See accompanying notes to the financial statements.

384 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	11,413	11,767	4,838	7,428	13,309	13,902
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	11,413	11,767	4,838	7,428	13,309	13,902
EXPENSES:
Advisory fees (Note 4)	79,770	85,347	31,753	53,137	88,475	95,379
Management Services fees (Note 4)	10,636	11,380	4,233	7,085	11,797	12,717
Professional fees	18,821	19,047	18,679	18,692	18,921	18,930
Administration fees (Note 5)	80,717	80,719	80,713	80,717	80,726	80,724
Custodian fees (Note 6)	1,346	1,452	633	979	1,587	1,782
Printing and Shareholder reports	2,281	2,527	933	1,746	2,296	3,277
Licensing fees	9,647	9,444	8,250	8,800	9,371	10,216
Trustee fees	233	156	55	100	172	115
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,480	4,469	4,302	4,327	4,515	5,003
Total Gross Expenses before fees waived and/or reimbursed	207,931	214,541	149,551	175,583	217,860	228,143
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(107,041)	(106,588)	(109,395)	(108,411)	(106,062)	(107,392)
Total Net Expenses	100,890	107,953	40,156	67,172	111,798	120,751
Net Investment Income (Loss)	(89,477)	(96,186)	(35,318)	(59,744)	(98,489)	(106,849)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(9,305,486)	(9,873,714)	(5,208,426)	(6,871,993)	(13,196,971)	(11,762,983)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(9,305,486)	(9,873,714)	(5,208,426)	(6,871,993)	(13,196,971)	(11,762,983)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	3,577,506	4,039,170	879,581	1,740,870	2,878,061	2,332,325
Change in net unrealized appreciation (depreciation)	3,577,506	4,039,170	879,581	1,740,870	2,878,061	2,332,325
Net realized and unrealized gain (loss)	(5,727,980)	(5,834,544)	(4,328,845)	(5,131,123)	(10,318,910)	(9,430,658)
Change in Net Assets Resulting from Operations	$(5,817,457)	$(5,930,730)	$(4,364,163)	$(5,190,867)	$(10,417,399)	$(9,537,507)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 385

	Short Basic Materials	Short Financials	Short KBW Regional Banking	Short Oil & Gas	Short Real Estate	UltraShort Basic Materials
	March 16, 2010* through May 31, 2010	Year Ended May 31, 2010	April 20, 2010* through May 31, 2010	Year Ended May 31, 2010	March 16, 2010* through May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,390	118,021	1,436	10,474	1,347	137,532
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,390	118,021	1,436	10,474	1,347	137,532
EXPENSES:
Advisory fees (Note 4)	7,915	862,817	8,122	95,302	7,526	942,049
Management Services fees (Note 4)	1,055	115,041	1,079	12,707	1,004	125,606
Professional fees	14,078	22,491	14,126	19,004	14,078	22,254
Administration fees (Note 5)	1,889	100,077	1,877	79,231	1,806	102,218
Custodian fees (Note 6)	568	15,040	271	2,903	762	15,413
Printing and Shareholder reports	850	22,514	857	2,953	850	31,055
Licensing fees	9,964	54,267	9,616	13,333	9,943	58,493
Trustee fees	1	1,313	2	182	1	1,656
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	914	6,819	831	4,448	913	14,220
Total Gross Expenses before fees waived and/or reimbursed	37,234	1,200,379	36,781	230,063	36,883	1,312,964
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(27,199)	(108,467)	(26,502)	(109,400)	(27,355)	(120,147)
Total Net Expenses	10,035	1,091,912	10,279	120,663	9,528	1,192,817
Net Investment Income (Loss)	(8,645)	(973,891)	(8,843)	(110,189)	(8,181)	(1,055,285)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	299,525	(59,289,005)	1,050,468	(2,539,339)	(44,865)	(129,386,725)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	299,525	(59,289,005)	1,050,468	(2,539,339)	(44,865)	(129,386,725)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	51,629	22,178,168	(6,396)	574,872	(133,250)	17,749,424
Change in net unrealized appreciation (depreciation)	51,629	22,178,168	(6,396)	574,872	(133,250)	17,749,424
Net realized and unrealized gain (loss)	351,154	(37,110,837)	1,044,072	(1,964,467)	(178,115)	(111,637,301)
Change in Net Assets Resulting from Operations	$342,509	$(38,084,728)	$1,035,229	$(2,074,656)	$(186,296)	$(112,692,586)

*Commencement of investment operations.

See accompanying notes to the financial statements.

386 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Nasdaq Biotechnology
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	April 7, 2010* through May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	22,420	61,929	847,519	7,745	27,368	1,361
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	22,420	61,929	847,519	7,745	27,368	1,361
EXPENSES:
Advisory fees (Note 4)	150,971	402,067	6,189,528	52,811	175,290	7,349
Management Services fees (Note 4)	20,129	53,608	825,265	7,041	23,372	976
Professional fees	19,222	21,329	46,171	18,711	19,993	14,102
Administration fees (Note 5)	80,732	80,763	215,047	80,718	80,732	1,761
Custodian fees (Note 6)	2,475	6,435	95,804	880	2,958	409
Printing and Shareholder reports	4,723	11,331	175,863	1,431	5,212	1,048
Licensing fees	16,302	29,694	340,562	11,067	17,599	8,462
Trustee fees	337	1,338	10,027	79	432	1
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,897	6,380	43,884	4,260	4,751	755
Total Gross Expenses before fees waived and/or reimbursed	299,788	612,945	7,942,151	176,998	330,339	34,863
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(108,861)	(104,878)	(116,850)	(110,194)	(108,857)	(25,558)
Total Net Expenses	190,927	508,067	7,825,301	66,804	221,482	9,305
Net Investment Income (Loss)	(168,507)	(446,138)	(6,977,782)	(59,059)	(194,114)	(7,944)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(15,969,979)	(60,391,341)	(1,030,196,210)	(5,201,630)	(29,126,349)	1,089,371
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(15,969,979)	(60,391,341)	(1,030,196,210)	(5,201,630)	(29,126,349)	1,089,371
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	4,491,100	14,013,542	469,165,367	1,775,300	8,086,705	375,938
Change in net unrealized appreciation (depreciation)	4,491,100	14,013,542	469,165,367	1,775,300	8,086,705	375,938
Net realized and unrealized gain (loss)	(11,478,879)	(46,377,799)	(561,030,843)	(3,426,330)	(21,039,644)	1,465,309
Change in Net Assets Resulting from Operations	$(11,647,386)	$(46,823,937)	$(568,008,625)	$(3,485,389)	$(21,233,758)	$1,457,365

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 387

	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities
	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	250,303	851,489	34,629	29,438	1,859	8,277
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	250,303	851,489	34,629	29,438	1,859	8,277
EXPENSES:
Advisory fees (Note 4)	1,992,759	6,192,224	223,535	193,192	13,576	64,747
Management Services fees (Note 4)	265,699	825,624	29,805	25,759	1,810	8,633
Professional fees	31,702	45,225	19,349	19,819	16,794	18,794
Administration fees (Note 5)	135,577	213,396	80,758	80,733	81,209	80,720
Custodian fees (Note 6)	33,048	96,922	3,958	3,253	262	1,124
Printing and Shareholder reports	62,297	171,714	6,438	6,313	648	2,034
Licensing fees	114,532	344,086	20,172	18,554	8,974	11,703
Trustee fees	4,627	13,169	440	419	30	56
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	16,265	44,913	5,146	5,174	4,057	4,343
Total Gross Expenses before fees waived and/or reimbursed	2,656,506	7,947,273	389,601	353,216	127,360	192,154
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(130,731)	(131,851)	(107,126)	(109,006)	(110,202)	(110,305)
Total Net Expenses	2,525,775	7,815,422	282,475	244,210	17,158	81,849
Net Investment Income (Loss)	(2,275,472)	(6,963,933)	(247,846)	(214,772)	(15,299)	(73,572)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(113,757,764)	(1,576,714,835)	(30,738,013)	(28,407,320)	(724,722)	(5,743,149)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(113,757,764)	(1,576,714,835)	(30,738,013)	(28,407,320)	(724,722)	(5,743,149)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	57,994,876	504,898,058	5,202,673	9,420,027	(15,776)	2,092,456
Change in net unrealized appreciation (depreciation)	57,994,876	504,898,058	5,202,673	9,420,027	(15,776)	2,092,456
Net realized and unrealized gain (loss)	(55,762,888)	(1,071,816,777)	(25,535,340)	(18,987,293)	(740,498)	(3,650,693)
Change in Net Assets Resulting from Operations	$(58,038,360)	$(1,078,780,710)	$(25,783,186)	$(19,202,065)	$(755,797)	$(3,724,265)

See accompanying notes to the financial statements.

388 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE/Xinhua China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe
	Year Ended May 31, 2010	Year Ended May 31, 2010	March 16, 2010* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	June 16, 2009* through May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	64,184	197,016	1,545	40,698	216,434	29,552
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	64,184	197,016	1,545	40,698	216,434	29,552
EXPENSES:
Advisory fees (Note 4)	461,622	1,614,339	8,528	270,065	1,562,166	182,654
Management Services fees (Note 4)	61,549	215,243	1,137	36,008	208,288	24,354
Professional fees	20,016	25,410	14,074	20,523	26,865	19,269
Administration fees (Note 5)	82,361	124,594	2,019	80,736	122,834	29,181
Custodian fees (Note 6)	7,426	25,188	728	4,629	25,679	3,252
Printing and Shareholder reports	11,211	50,070	821	9,451	45,644	9,398
Licensing fees	57,490	180,448	10,452	37,057	174,883	37,930
Trustee fees	678	2,172	1	774	4,063	72
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	8,021	16,023	967	5,891	19,760	8,506
Total Gross Expenses before fees waived and/or reimbursed	710,374	2,253,487	38,727	465,134	2,190,182	314,616
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(125,927)	(209,833)	(27,924)	(123,457)	(211,021)	(83,222)
Total Net Expenses	584,447	2,043,654	10,803	341,677	1,979,161	231,394
Net Investment Income (Loss)	(520,263)	(1,846,638)	(9,258)	(300,979)	(1,762,727)	(201,842)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(19,729,264)	(47,469,615)	458,719	(34,507,234)	(202,237,566)	18,347,862
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(19,729,264)	(47,469,615)	458,719	(34,507,234)	(202,237,566)	18,347,862
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	9,678,169	882,604	(444,160)	19,168,739	61,692,656	(16,934,005)
Change in net unrealized appreciation (depreciation)	9,678,169	882,604	(444,160)	19,168,739	61,692,656	(16,934,005)
Net realized and unrealized gain (loss)	(10,051,095)	(46,587,011)	14,559	(15,338,495)	(140,544,910)	1,413,857
Change in Net Assets Resulting from Operations	$(10,571,358)	$(48,433,649)	$5,301	$(15,639,474)	$(142,307,637)	$1,212,015

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 389

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE/Xinhua China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury
	June 16, 2009* through May 31, 2010	June 16, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	June 16, 2009* through May 31, 2010	August 18, 2009* through May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,509	15,397	325,604	15,010	6,529	189,690
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,509	15,397	325,604	15,010	6,529	189,690
EXPENSES:
Advisory fees (Note 4)	23,719	107,132	2,555,995	113,528	51,338	1,532,139
Management Services fees (Note 4)	3,162	14,284	340,797	15,137	6,845	204,284
Professional fees	18,472	18,999	27,145	17,061	18,552	39,958
Administration fees (Note 5)	5,080	22,882	151,479	80,729	10,982	97,527
Custodian fees (Note 6)	679	2,250	41,297	1,962	1,191	26,624
Printing and Shareholder reports	2,240	7,480	90,431	3,366	3,855	93,420
Licensing fees	37,930	37,930	282,408	58,250	37,930	86,375
Trustee fees	34	81	4,438	133	115	710
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,606	4,848	32,161	4,517	3,821	23,415
Total Gross Expenses before fees waived and/or reimbursed	94,922	215,886	3,526,151	294,683	134,629	2,104,452
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(64,966)	(80,219)	(282,662)	(150,974)	(69,872)	(164,825)
Total Net Expenses	29,956	135,667	3,243,489	143,709	64,757	1,939,627
Net Investment Income (Loss)	(26,447)	(120,270)	(2,917,885)	(128,699)	(58,228)	(1,749,937)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(2,155,611)
Swap agreements	(2,449,991)	6,419,289	(136,299,376)	(5,868,628)	(9,883,644)	(36,946,398)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(2,449,991)	6,419,289	(136,299,376)	(5,868,628)	(9,883,644)	(39,102,009)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	227,163
Swap agreements	(850,308)	(10,248,432)	19,923,747	2,350,854	(579,674)	(1,083,322)
Change in net unrealized appreciation (depreciation)	(850,308)	(10,248,432)	19,923,747	2,350,854	(579,674)	(856,159)
Net realized and unrealized gain (loss)	(3,300,299)	(3,829,143)	(116,375,629)	(3,517,774)	(10,463,318)	(39,958,168)
Change in Net Assets Resulting from Operations	$(3,326,746)	$(3,949,413)	$(119,293,514)	$(3,646,473)	$(10,521,546)	$(41,708,105)

*Commencement of investment operations.

See accompanying notes to the financial statements.

390 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	Credit Suisse 130/30
	Year Ended May 31, 2010	Year Ended May 31, 2010	July 13, 2009* through May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$486,593
Interest	325,220	3,437,290	969
Foreign withholding tax on dividends	—	—	—
Total Investment Income	325,220	3,437,290	487,562
EXPENSES:
Advisory fees (Note 4)	2,825,276	33,461,662	200,642
Management Services fees (Note 4)	376,701	4,461,523	26,752
Professional fees	41,871	165,818	19,856
Administration fees (Note 5)	159,680	327,877	53,012
Custodian fees (Note 6)	46,247	505,903	39,494
Printing and Shareholder reports	92,448	1,125,955	25,282
Licensing fees	149,514	1,686,921	56,515
Trustee fees	4,322	50,968	282
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	285,713	—
Other fees	15,569	183,397	5,505
Total Gross Expenses before fees waived and/or reimbursed	3,711,628	42,255,737	427,340
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(134,699)	—	(173,142)
Total Net Expenses	3,576,929	42,255,737	254,198
Net Investment Income (Loss)	(3,251,709)	(38,818,447)	233,364
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	914,096
Futures contracts	(1,985,705)	(65,099,948)	—
Swap agreements	(4,343,788)	(781,050,495)	(20,324)
In-kind redemptions of investments	—	—	2,178,751
Net realized gain (loss)	(6,329,493)	(846,150,443)	3,072,523
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	(1,142,325)
Futures contracts	97,725	6,107,761	—
Swap agreements	(58,189,983)	(215,720,689)	(95,234)
Change in net unrealized appreciation (depreciation)	(58,092,258)	(209,612,928)	(1,237,559)
Net realized and unrealized gain (loss)	(64,421,751)	(1,055,763,371)	1,834,964
Change in Net Assets Resulting from Operations	$(67,673,460)	$(1,094,581,818)	$2,068,328

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 391

Statements of Changes in Net Assets

392 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,860,071)	$(2,442,909)	$4,728,843	$14,332,326	$15,124,079	$39,456,701
Net realized gain (loss)	515,974,306	(1,221,253,036)	201,491,452	(476,637,784)	760,285,891	(1,683,583,545)
Change in net unrealized appreciation (depreciation)	(13,038,591)	148,534,094	(8,899,706)	42,166,773	(40,112,474)	303,687,615
Change in Net Assets Resulting from Operations	499,075,644	(1,075,161,851)	197,320,589	(420,138,685)	735,297,496	(1,340,439,229)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(6,955,330)	(12,653,541)	(18,323,391)	(32,776,848)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	(428,824)	—	—	(367,836)	—
Total distributions	—	(428,824)	(6,955,330)	(12,653,541)	(18,691,227)	(32,776,848)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	639,256,253	2,881,224,391	169,330,935	1,746,453,162	800,211,794	7,350,850,285
Cost of shares redeemed	(1,429,880,797)	(1,633,713,268)	(628,351,817)	(1,012,282,677)	(2,272,642,458)	(4,484,107,547)
Change in net assets resulting from capital transactions	(790,624,544)	1,247,511,123	(459,020,882)	734,170,485	(1,472,430,664)	2,866,742,738
Change in net assets	(291,548,900)	171,920,448	(268,655,623)	301,378,259	(755,824,395)	1,493,526,661
NET ASSETS:
Beginning of period	$1,080,607,894	$908,687,446	$602,468,272	$301,090,013	$2,398,029,341	$904,502,680
End of period	$789,058,994	$1,080,607,894	$333,812,649	$602,468,272	$1,642,204,946	$2,398,029,341
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,576,433)	$(709,400)	$479,403	$2,705,890	$3,171,691	$6,371,003
SHARE TRANSACTIONS:
Beginning of period	29,925,000	10,050,001	20,625,000	3,975,001	91,500,000	12,225,001
Issued	3,300,000	21,450,000	1,875,000	25,800,000	5,175,000	134,475,000
Issued in-kind	8,925,000	49,500,000	2,400,000	24,000,000	17,325,000	128,400,000
Redeemed	(13,875,000)	(19,875,001)	(10,275,000)	(25,425,001)	(42,300,000)	(130,725,001)
Redemption in-kind	(14,625,000)	(31,200,000)	(6,600,000)	(7,725,000)	(26,400,000)	(52,875,000)
Shares outstanding, end of period	13,650,000	29,925,000	8,025,000	20,625,000	45,300,000	91,500,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 393

	Ultra Russell3000	Ultra MidCap400		Ultra SmallCap600
	June 30, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,984	$132,067	$847,800	$(34,368)	$227,746
Net realized gain (loss)	1,683,037	70,789,654	(103,309,159)	30,687,308	(43,933,378)
Change in net unrealized appreciation (depreciation)	450,287	4,970,282	21,551,633	(469,242)	6,632,815
Change in Net Assets Resulting from Operations	2,184,308	75,892,003	(80,909,726)	30,183,698	(37,072,817)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(28,237)	(232,671)	(927,141)	(19,114)	(180,496)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	(220,873)	—	(49,915)	—
Total distributions	(28,237)	(453,544)	(927,141)	(69,029)	(180,496)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,845,436	7,700,834	201,378,136	—	75,263,239
Cost of shares redeemed	(8,249,363)	(125,883,548)	(94,170,071)	(30,590,679)	(5,268,558)
Change in net assets resulting from capital transactions	3,596,073	(118,182,714)	107,208,065	(30,590,679)	69,994,681
Change in net assets	5,752,144	(42,744,255)	25,371,198	(476,010)	32,741,368
NET ASSETS:
Beginning of period	$—	$158,895,415	$133,524,217	$54,564,987	$21,823,619
End of period	$5,752,144	$116,151,160	$158,895,415	$54,088,977	$54,564,987
Accumulated undistributed net investment income (loss) included in end of period net assets	$21,037	$(137,377)	$(36,773)	$(31,603)	$21,879
SHARE TRANSACTIONS:
Beginning of period	—	5,925,000	1,650,001	2,700,000	375,001
Issued	250,001	225,000	5,175,000	—	375,000
Issued in-kind	—	—	1,575,000	—	2,175,000
Redeemed	—	(2,475,000)	(1,950,001)	(375,000)	(225,001)
Redemption in-kind	(150,000)	(1,125,000)	(525,000)	(750,000)	—
Shares outstanding, end of period	100,001	2,550,000	5,925,000	1,575,000	2,700,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

394 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra Russell2000		UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400
	Year Ended May 31, 2010	Year Ended May 31, 2009	February 9, 2010* through May 31, 2010	February 9, 2010* through May 31, 2010	June 23, 2009* through May 31, 2010	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,141)	$1,646,947	$(18,459)	$22,455	$455,942	$(1,349)
Net realized gain (loss)	139,857,794	(280,209,440)	167,113	(267,776)	13,146,033	992,399
Change in net unrealized appreciation (depreciation)	(28,690,492)	70,803,621	(363,584)	127,419	1,648,411	1,542,710
Change in Net Assets Resulting from Operations	111,141,161	(207,758,872)	(214,930)	(117,902)	15,250,386	2,533,760
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(79,211)	(1,616,558)	—	(3,813)	(141,750)	(3,262)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(437,257)	—	—	—	—	—
Total distributions	(516,468)	(1,616,558)	—	(3,813)	(141,750)	(3,262)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	168,006,406	604,015,448	57,496,576	12,342,408	183,852,854	17,287,285
Cost of shares redeemed	(317,639,229)	(203,815,198)	(11,848,495)	—	(61,944,827)	—
Change in net assets resulting from capital transactions	(149,632,823)	400,200,250	45,648,081	12,342,408	121,908,027	17,287,285
Change in net assets	(39,008,130)	190,824,820	45,433,151	12,220,693	137,016,663	19,817,783
NET ASSETS:
Beginning of period	$303,990,120	$113,165,300	$—	$—	$—	$—
End of period	$264,981,990	$303,990,120	$45,433,151	$12,220,693	$137,016,663	$19,817,783
Accumulated undistributed net investment income (loss) included in end of period net assets	$30,251	$26,826	$(18,459)	$18,642	$317,199	$(4,611)
SHARE TRANSACTIONS:
Beginning of period	16,200,000	2,025,001	—	—	—	—
Issued	3,000,000	15,075,000	100,001	100,001	1,000,001	100,001
Issued in-kind	2,325,000	9,750,000	500,000	50,000	450,000	100,000
Redeemed	(5,850,000)	(8,925,001)	—	—	—	—
Redemption in-kind	(7,200,000)	(1,725,000)	(100,000)	—	(450,000)	—
Shares outstanding, end of period	8,475,000	16,200,000	500,001	150,001	1,000,001	200,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 395

	UltraPro Russell2000	Ultra Russell1000 Value		Ultra Russell1000 Growth
	February 9, 2010* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,360)	$177,331	$322,509	$186,545	$191,156
Net realized gain (loss)	788,415	9,582,848	(16,275,794)	13,802,610	(24,841,389)
Change in net unrealized appreciation (depreciation)	2,160,555	(2,346,825)	3,312,152	(1,496,386)	4,959,754
Change in Net Assets Resulting from Operations	2,934,610	7,413,354	(12,641,133)	12,492,769	(19,690,479)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(221,541)	(275,589)	(215,815)	(153,771)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	(9,046)	(28,627)
Total distributions	—	(221,541)	(275,589)	(224,861)	(182,398)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,727,848	1,459,534	29,978,766	—	22,908,209
Cost of shares redeemed	—	(15,475,121)	(4,366,737)	(27,691,106)	(13,907,382)
Change in net assets resulting from capital transactions	12,727,848	(14,015,587)	25,612,029	(27,691,106)	9,000,827
Change in net assets	15,662,458	(6,823,774)	12,695,307	(15,423,198)	(10,872,050)
NET ASSETS:
Beginning of period	$—	$20,483,895	$7,788,588	$29,071,718	$39,943,768
End of period	$15,662,458	$13,660,121	$20,483,895	$13,648,520	$29,071,718
Accumulated undistributed net investment income (loss) included in end of period net assets	$(14,360)	$18,598	$62,808	$30,121	$59,391
SHARE TRANSACTIONS:
Beginning of period	—	1,275,000	150,001	1,125,000	600,001
Issued	150,001	75,000	1,275,000	—	675,000
Issued in-kind	—	—	150,000	—	225,000
Redeemed	—	(225,000)	(300,001)	(75,000)	(225,001)
Redemption in-kind	—	(525,000)	—	(675,000)	(150,000)
Shares outstanding, end of period	150,001	600,000	1,275,000	375,000	1,125,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

396 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra Russell MidCap Value		Ultra Russell MidCap Growth		Ultra Russell2000 Value
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$158,984	$140,160	$(3,258)	$37,240	$105,058	$196,976
Net realized gain (loss)	13,928,418	(8,803,313)	10,915,624	(13,474,826)	12,234,829	(18,329,721)
Change in net unrealized appreciation (depreciation)	(2,150,697)	2,191,658	(2,087,982)	1,139,671	(739,728)	2,699,977
Change in Net Assets Resulting from Operations	11,936,705	(6,471,495)	8,824,384	(12,297,915)	11,600,159	(15,432,768)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(182,559)	(115,799)	(9,277)	(36,599)	(140,691)	(183,008)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(9,150)	—	(12,234)	—	—	—
Total distributions	(191,709)	(115,799)	(21,511)	(36,599)	(140,691)	(183,008)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,585,187	16,448,699	—	11,938,940	—	31,200,656
Cost of shares redeemed	(18,034,876)	(13)	(9,420,567)	(3,827,166)	(9,405,142)	(7,215,427)
Change in net assets resulting from capital transactions	(13,449,689)	16,448,686	(9,420,567)	8,111,774	(9,405,142)	23,985,229
Change in net assets	(1,704,693)	9,861,392	(617,694)	(4,222,740)	2,054,326	8,369,453
NET ASSETS:
Beginning of period	$13,777,376	$3,915,984	$15,459,698	$19,682,438	$18,447,847	$10,078,394
End of period	$12,072,683	$13,777,376	$14,842,004	$15,459,698	$20,502,173	$18,447,847
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,301	$24,876	$(7,388)	$5,147	$(11,839)	$6,576
SHARE TRANSACTIONS:
Beginning of period	900,000	75,001	750,000	300,001	1,275,000	225,001
Issued	150,000	675,000	—	525,000	—	1,125,000
Issued in-kind	75,000	150,000	—	—	—	150,000
Redeemed	—	(1)	—	(1)	—	(1)
Redemption in-kind	(675,000)	—	(300,000)	(75,000)	(450,000)	(225,000)
Shares outstanding, end of period	450,000	900,000	450,000	750,000	825,000	1,275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 397

	Ultra Russell2000 Growth		Ultra Basic Materials		Ultra Consumer Goods
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(116,485)	$(581)	$2,097,380	$3,949,315	$418,698	$213,006
Net realized gain (loss)	17,019,641	(22,254,243)	283,418,343	(134,056,297)	8,848,439	(6,998,725)
Change in net unrealized appreciation (depreciation)	(2,884,796)	4,557,247	(86,528,806)	170,122,831	804,498	1,946,935
Change in Net Assets Resulting from Operations	14,018,360	(17,697,577)	198,986,917	40,015,849	10,071,635	(4,838,784)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(12,286)	(2,569,372)	(3,148,184)	(404,833)	(187,811)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(12,286)	(2,569,372)	(3,148,184)	(404,833)	(187,811)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,506,201	30,533,429	176,007,220	655,564,008	5,367,025	13,267,279
Cost of shares redeemed	(18,922,466)	(2,760,998)	(523,865,669)	(257,144,039)	(4,481,278)	(2,176,099)
Change in net assets resulting from capital transactions	(17,416,265)	27,772,431	(347,858,449)	398,419,969	885,747	11,091,180
Change in net assets	(3,397,905)	10,062,568	(151,440,904)	435,287,634	10,552,549	6,064,585
NET ASSETS:
Beginning of period	$23,182,629	$13,120,061	$466,528,444	$31,240,810	$15,917,900	$9,853,315
End of period	$19,784,724	$23,182,629	$315,087,540	$466,528,444	$26,470,449	$15,917,900
Accumulated undistributed net investment income (loss) included in end of period net assets	$(41,279)	$(16,110)	$582,547	$894,431	$48,515	$34,650
SHARE TRANSACTIONS:
Beginning of period	1,125,000	225,001	23,475,000	300,001	450,000	150,001
Issued	75,000	750,000	4,950,000	21,525,000	150,000	375,000
Issued in-kind	—	225,000	2,550,000	19,875,000	—	—
Redeemed	—	(75,001)	(9,375,000)	(7,575,001)	—	(75,001)
Redemption in-kind	(600,000)	—	(10,875,000)	(10,650,000)	(75,000)	—
Shares outstanding, end of period	600,000	1,125,000	10,725,000	23,475,000	525,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

398 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra Consumer Services		Ultra Financials				Ultra Health Care
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$49,630	$55,710	$5,274,678		$44,587,708		$574,259	$478,492
Net realized gain (loss)	5,804,099	(6,145,873)	978,343,323		(3,457,504,196)		11,349,884	(25,287,982)
Change in net unrealized appreciation (depreciation)	1,177,855	1,703,781	(124,828,949)		740,804,097		1,298,327	1,953,100
Change in Net Assets Resulting from Operations	7,031,584	(4,386,382)	858,789,052		(2,672,112,391)		13,222,470	(22,856,390)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(42,729)	(53,058)	(7,079,423)		(41,994,211)		(618,678)	(422,054)
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	(11,646)	—	(4,962,377)		—		(18,231)	—
Total distributions	(54,375)	(53,058)	(12,041,800)		(41,994,211)		(636,909)	(422,054)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,636,429	12,188,308	182,418,493		7,807,033,167		3,754,268	56,774,432
Cost of shares redeemed	(5,089,288)	(19)	(2,120,328,109)		(3,630,653,331)		(32,585,499)	(2,270,794)
Change in net assets resulting from capital transactions	1,547,141	12,188,289	(1,937,909,616)		4,176,379,836		(28,831,231)	54,503,638
Change in net assets	8,524,350	7,748,849	(1,091,162,364)		1,462,273,234		(16,245,670)	31,225,194
NET ASSETS:
Beginning of period	$11,439,577	$3,690,728	$2,517,915,121		$1,055,641,887		$48,657,764	$17,432,570
End of period	$19,963,927	$11,439,577	$1,426,752,757		$2,517,915,121		$32,412,094	$48,657,764
Accumulated undistributed net investment income (loss) included in end of period net assets	$12,011	$5,110	$(937,531)		$867,214		$59,513	$103,408
SHARE TRANSACTIONS:
Beginning of period	525,000	75,001	61,012,500	(b)	3,547,500	(b)	1,425,000	300,001
Issued	75,000	225,000	4,237,500	(b)	54,397,500	(b)	—	750,000
Issued in-kind	75,000	225,000	75,000	(b)	65,670,000	(b)	75,000	450,000
Redeemed	—	(1)	(25,015,375	)(b)	(17,415,000	)(b)	(600,000)	(75,001)
Redemption in-kind	(150,000)	—	(15,375,000	)(b)	(45,187,500	)(b)	(150,000)	—
Shares outstanding, end of period	525,000	525,000	24,934,625	(b)	61,012,500	(b)	750,000	1,425,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b) As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 399

	Ultra Industrials		Ultra KBW Regional Banking	Ultra Nasdaq Biotechnology	Ultra Oil & Gas
	Year Ended May 31, 2010	Year Ended May 31, 2009	April 20, 2010* through May 31, 2010	April 7, 2010* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$296,635	$251,570	$(305)	$(5,854)	$2,807,623	$5,886,487
Net realized gain (loss)	21,742,875	(12,944,729)	(1,686,880)	(270,732)	192,715,986	(211,001,913)
Change in net unrealized appreciation (depreciation)	68,610	5,835,339	(553,304)	(1,125,116)	(143,547,398)	146,046,286
Change in Net Assets Resulting from Operations	22,108,120	(6,857,820)	(2,240,489)	(1,401,702)	51,976,211	(59,069,140)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(276,045)	(198,018)	—	—	(2,957,115)	(3,819,539)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(740,383)	—
Total distributions	(276,045)	(198,018)	—	—	(3,697,498)	(3,819,539)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,994,668	26,191,510	24,832,287	6,001,380	490,089,066	2,511,724,331
Cost of shares redeemed	(19,998,215)	(16)	(15,522,199)	—	(982,669,452)	(1,708,332,965)
Change in net assets resulting from capital transactions	(17,003,547)	26,191,494	9,310,088	6,001,380	(492,580,386)	803,391,366
Change in net assets	4,828,528	19,135,656	7,069,599	4,599,678	(444,301,673)	740,502,687
NET ASSETS:
Beginning of period	$30,227,732	$11,092,076	$—	$—	$818,546,232	$78,043,545
End of period	$35,056,260	$30,227,732	$7,069,599	$4,599,678	$374,244,559	$818,546,232
Accumulated undistributed net investment income (loss) included in end of period net assets	$85,365	$64,590	$(305)	$(5,854)	$1,479,291	$1,628,783
SHARE TRANSACTIONS:
Beginning of period	1,500,000	150,001	—	—	27,375,000	675,001
Issued	150,000	1,350,000	100,001	100,001	7,950,000	21,900,000
Issued in-kind	—	—	350,000	—	8,550,000	61,575,000
Redeemed	—	(1)	—	—	(24,150,000)	(6,975,001)
Redemption in-kind	(600,000)	—	(300,000)	—	(6,675,000)	(49,800,000)
Shares outstanding, end of period	1,050,000	1,500,000	150,001	100,001	13,050,000	27,375,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

400 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra Real Estate				Ultra Semiconductors		Ultra Technology
	Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,044,017		$4,990,152		$378,206	$844,020	$(322,361)	$267,053
Net realized gain (loss)	414,776,052		(192,993,835)		52,339,886	(76,732,119)	75,400,622	(90,573,780)
Change in net unrealized appreciation (depreciation)	11,476,462		67,838,993		2,397,348	12,957,581	(4,500,442)	19,618,620
Change in Net Assets Resulting from Operations	439,296,531		(120,164,690)		55,115,440	(62,930,518)	70,577,819	(70,688,107)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,973,668)		(5,298,919)		(589,796)	(779,217)	—	(266,023)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		(67,408)	(19,880)	(41,237)	(55,621)
Total distributions	(9,973,668)		(5,298,919)		(657,204)	(799,097)	(41,237)	(321,644)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	746,817,941		754,113,990		17,880,111	119,847,098	13,494,312	120,132,221
Cost of shares redeemed	(1,036,443,111)		(234,742,507)		(101,275,252)	(68,226,335)	(90,952,905)	(54,028,181)
Change in net assets resulting from capital transactions	(289,625,170)		519,371,483		(83,395,141)	51,620,763	(77,458,593)	66,104,040
Change in net assets	139,697,693		393,907,874		(28,936,905)	(12,108,852)	(6,922,011)	(4,905,711)
NET ASSETS:
Beginning of period	$451,439,404		$57,531,530		$105,485,309	$117,594,161	$128,438,443	$133,344,154
End of period	$591,137,097		$451,439,404		$76,548,404	$105,485,309	$121,516,432	$128,438,443
Accumulated undistributed net investment income (loss) included in end of period net assets	$5,596,325		$128,056		$65,775	$277,365	$(84,869)	$87,068
SHARE TRANSACTIONS:
Beginning of period	23,550,000	(c)	315,000	(c)	5,550,000	1,950,001	4,350,000	1,875,001
Issued	24,105,000	(c)	28,695,000	(c)	150,000	2,925,000	225,000	2,925,000
Issued in-kind	6,180,000	(c)	5,505,000	(c)	450,000	2,400,000	75,000	975,000
Redeemed	(18,720,628	)(c)	(7,785,000	)(c)	(2,625,000)	(225,001)	(1,125,000)	(75,001)
Redemption in-kind	(20,310,000	)(c)	(3,180,000	)(c)	(1,125,000)	(1,500,000)	(975,000)	(1,350,000)
Shares outstanding, end of period	14,804,372	(c)	23,550,000	(c)	2,400,000	5,550,000	2,550,000	4,350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 401

	Ultra Telecommunications		Ultra Utilities		Ultra MSCI EAFE	Ultra MSCI Emerging Markets
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	June 2, 2009* through May 31, 2010	June 2, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$348,364	$282,434	$719,986	$719,577	$19,728	$25,421
Net realized gain (loss)	5,006,978	(7,030,195)	4,644,046	(19,844,344)	(460,845)	2,266,882
Change in net unrealized appreciation (depreciation)	(1,810,761)	590,654	(9,788)	(579,740)	(225,354)	(852,724)
Change in Net Assets Resulting from Operations	3,544,581	(6,157,107)	5,354,244	(19,704,507)	(666,471)	1,439,579
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(354,673)	(269,192)	(769,314)	(623,437)	(16,940)	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(354,673)	(269,192)	(769,314)	(623,437)	(16,940)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,868,080	10,665,190	14,431,780	32,297,430	13,844,990	53,053,170
Cost of shares redeemed	(9,237,548)	(5,949,983)	(23,859,871)	(4,549,470)	(7,362,121)	(25,284,728)
Change in net assets resulting from capital transactions	(6,369,468)	4,715,207	(9,428,091)	27,747,960	6,482,869	27,768,442
Change in net assets	(3,179,560)	(1,711,092)	(4,843,161)	7,420,016	5,799,458	29,208,021
NET ASSETS:
Beginning of period	$11,646,622	$13,357,714	$25,180,577	$17,760,561	$—	$—
End of period	$8,467,062	$11,646,622	$20,337,416	$25,180,577	$5,799,458	$29,208,021
Accumulated undistributed net investment income (loss) included in end of period net assets	$57,727	$63,937	$112,384	$161,712	$24,673	$40,704
SHARE TRANSACTIONS:
Beginning of period	375,000	150,001	900,000	225,001	—	—
Issued	—	375,000	—	525,000	150,001	600,001
Issued in-kind	75,000	—	375,000	300,000	50,000	100,000
Redeemed	—	(150,001)	(225,000)	(150,001)	—	—
Redemption in-kind	(225,000)	—	(450,000)	—	(100,000)	(300,000)
Shares outstanding, end of period	225,000	375,000	600,000	900,000	100,001	400,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

402 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil	Ultra FTSE/Xinhua China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market
	April 27, 2010* through May 31, 2010	April 27, 2010* through May 31, 2010	April 27, 2010* through May 31, 2010	June 2, 2009* through May 31, 2010	June 2, 2009* through May 31, 2010	April 27, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,998)	$(1,842)	$(2,050)	$(269,790)	$(81,620)	$(2,005)
Net realized gain (loss)	(269,512)	(230,317)	(122,046)	(3,722,823)	284,310	(34,036)
Change in net unrealized appreciation (depreciation)	(349,691)	(559,391)	(144,524)	420,489	(215,858)	(299,908)
Change in Net Assets Resulting from Operations	(621,201)	(791,550)	(268,620)	(3,572,124)	(13,168)	(335,949)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,058,554	3,000,690	4,076,372	73,519,742	8,892,765	3,000,690
Cost of shares redeemed	—	—	—	(24,670,960)	—	—
Change in net assets resulting from capital transactions	4,058,554	3,000,690	4,076,372	48,848,782	8,892,765	3,000,690
Change in net assets	3,437,353	2,209,140	3,807,752	45,276,658	8,879,597	2,664,741
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$3,437,353	$2,209,140	$3,807,752	$45,276,658	$8,879,597	$2,664,741
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,998)	$(1,842)	$(2,050)	$(208,752)	$(50,318)	$(2,005)
SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	150,001	100,001	150,001	1,100,001	150,001	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(350,000)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	100,001	150,001	750,001	150,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 403

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Short QQQ®		Short Dow30SM
	January 19, 2010* through May 31, 2010	January 19, 2010* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$824	$33,354	$(1,593,207)	$(175,969)	$(2,230,185)	$(239,769)
Net realized gain (loss)	264,205	305,207	(77,657,441)	15,747,294	(90,817,928)	59,968,177
Change in net unrealized appreciation (depreciation)	986,130	800,065	16,780,492	(8,736,613)	24,920,505	(12,154,920)
Change in Net Assets Resulting from Operations	1,251,159	1,138,626	(62,470,156)	6,834,712	(68,127,608)	47,573,488
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(13,860)	—	(493,159)	—	(990,714)
Net realized gains on investments	—	—	—	(5,101,612)	—	(20,911,593)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(13,860)	—	(5,594,771)	—	(21,902,307)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	21,221,770	61,307,703	224,978,017	164,243,475	193,849,947	283,972,376
Cost of shares redeemed	(10,966,757)	(54,357,084)	(99,637,663)	(55,293,505)	(81,210,189)	(245,845,614)
Change in net assets resulting from capital transactions	10,255,013	6,950,619	125,340,354	108,949,970	112,639,758	38,126,762
Change in net assets	11,506,172	8,075,385	62,870,198	110,189,911	44,512,150	63,797,943
NET ASSETS:
Beginning of period	$—	$—	$174,679,836	$64,489,925	$234,481,664	$170,683,721
End of period	$11,506,172	$8,075,385	$237,550,034	$174,679,836	$278,993,814	$234,481,664
Accumulated undistributed net investment income (loss) included in end of period net assets	$824	$19,494	$(957,503)	$(467,077)	$(1,324,953)	$(952,291)
SHARE TRANSACTIONS:
Beginning of period	—	—	3,000,000	1,200,001	3,525,000	2,775,001
Issued	300,001	850,001	4,725,000	2,625,000	3,300,000	3,975,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(750,000)	(2,175,000)	(825,001)	(1,500,000)	(3,225,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	100,001	5,550,000	3,000,000	5,325,000	3,525,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

404 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Short S&P500®		Short MidCap400		Short SmallCap600
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,857,749)	$(1,831,190)	$(342,214)	$(3,126)	$(310,772)	$(36,816)
Net realized gain (loss)	(425,231,267)	39,299,218	(21,220,900)	13,116,862	(16,010,776)	6,918,132
Change in net unrealized appreciation (depreciation)	27,288,026	(59,784,848)	3,990,697	(1,579,758)	500,998	(677,984)
Change in Net Assets Resulting from Operations	(410,800,990)	(22,316,820)	(17,572,417)	11,533,978	(15,820,550)	6,203,332
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(2,058,043)	—	(245,046)	—	(96,676)
Net realized gains on investments	—	(57,527,841)	—	(4,239,225)	—	(7,266,783)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(59,585,884)	—	(4,484,271)	—	(7,363,459)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,118,181,327	1,513,147,789	69,716,442	20,402,179	38,038,581	38,395,725
Cost of shares redeemed	(1,210,142,684)	(455,831,724)	(42,762,466)	(35,541,915)	(18,723,494)	(29,769,160)
Change in net assets resulting from capital transactions	908,038,643	1,057,316,065	26,953,976	(15,139,736)	19,315,087	8,626,565
Change in net assets	497,237,653	975,413,361	9,381,559	(8,090,029)	3,494,537	7,466,438
NET ASSETS:
Beginning of period	$1,282,494,752	$307,081,391	$30,625,821	$38,715,850	$23,160,580	$15,694,142
End of period	$1,779,732,405	$1,282,494,752	$40,007,380	$30,625,821	$26,655,117	$23,160,580
Accumulated undistributed net investment income (loss) included in end of period net assets	$(7,688,564)	$(3,036,067)	$(206,939)	$(159,332)	$(165,092)	$(90,739)
SHARE TRANSACTIONS:
Beginning of period	19,426,429	4,876,429	525,000	675,001	450,000	225,001
Issued	36,150,000	20,250,000	1,350,000	300,000	750,000	600,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(21,600,000)	(5,700,000)	(900,000)	(450,001)	(450,000)	(375,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	33,976,429	19,426,429	975,000	525,000	750,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 405

	Short Russell2000		UltraShort QQQ®		UltraShort Dow30SM
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,445,870)	$20,534	$(8,189,670)	$2,237,370	$(4,965,913)	$(613,334)
Net realized gain (loss)	(74,538,659)	18,093,223	(765,563,761)	852,268,707	(377,101,363)	305,023,335
Change in net unrealized appreciation (depreciation)	13,198,965	(3,529,005)	150,659,763	(45,780,199)	73,018,189	(57,334,684)
Change in Net Assets Resulting from Operations	(62,785,564)	14,584,752	(623,093,668)	808,725,878	(309,049,087)	247,075,317
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(530,624)	—	(9,096,628)	—	(3,266,362)
Net realized gains on investments	—	(16,345,318)	—	(104,017,126)	—	(171,438,455)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(16,875,942)	—	(113,113,754)	—	(174,704,817)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	365,119,816	106,035,547	1,182,274,724	3,267,816,023	541,757,540	1,485,748,871
Cost of shares redeemed	(121,041,365)	(106,615,317)	(627,845,984)	(4,749,043,248)	(338,830,646)	(1,477,655,500)
Change in net assets resulting from capital transactions	244,078,451	(579,770)	554,428,740	(1,481,227,225)	202,926,894	8,093,371
Change in net assets	181,292,887	(2,870,960)	(68,664,928)	(785,615,101)	(106,122,193)	80,463,871
NET ASSETS:
Beginning of period	$78,488,719	$81,359,679	$956,421,692	$1,742,036,793	$639,203,391	$558,739,520
End of period	$259,781,606	$78,488,719	$887,756,764	$956,421,692	$533,081,198	$639,203,391
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,054,853)	$(273,077)	$(4,483,336)	$(3,508,477)	$(2,713,677)	$(2,521,427)
SHARE TRANSACTIONS:
Beginning of period	1,350,000	1,125,001	27,825,000	46,575,001	13,275,000	10,575,001
Issued	7,875,000	1,500,000	49,725,000	66,000,000	15,975,000	22,875,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,775,000)	(1,275,001)	(28,275,000)	(84,750,001)	(11,025,000)	(20,175,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	6,450,000	1,350,000	49,275,000	27,825,000	18,225,000	13,275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

406 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	UltraShort S&P500®		UltraShort Russell3000	UltraShort MidCap400
	Year Ended May 31, 2010	Year Ended May 31, 2009	June 30, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,564,652)	$(3,830,259)	$(27,748)	$(418,191)	$309,290
Net realized gain (loss)	(1,962,402,378)	1,266,046,071	(2,090,932)	(45,456,852)	87,618,672
Change in net unrealized appreciation (depreciation)	142,659,384	(407,954,927)	(82,431)	5,547,344	304,727
Change in Net Assets Resulting from Operations	(1,847,307,646)	854,260,885	(2,201,111)	(40,327,699)	88,232,689
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,007,345)	—	—	(1,153,228)
Net realized gains on investments	—	(515,979,065)	—	—	(23,253,306)
Tax return of capital	—	—	—	—	—
Total distributions	—	(530,986,410)	—	—	(24,406,534)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,433,730,985	7,840,940,579	5,893,225	33,563,078	98,983,494
Cost of shares redeemed	(1,947,600,841)	(6,856,034,769)	(1,307,594)	(11,554,425)	(281,690,294)
Change in net assets resulting from capital transactions	1,486,130,144	984,905,810	4,585,631	22,008,653	(182,706,800)
Change in net assets	(361,177,502)	1,308,180,285	2,384,520	(18,319,046)	(118,880,645)
NET ASSETS:
Beginning of period	$3,872,852,751	$2,564,672,466	$—	$61,459,975	$180,340,620
End of period	$3,511,675,249	$3,872,852,751	$2,384,520	$43,140,929	$61,459,975
Accumulated undistributed net investment income (loss) included in end of period net assets	$(15,167,726)	$(13,184,537)	$(14,818)	$(227,799)	$(315,758)
SHARE TRANSACTIONS:
Beginning of period	69,000,000	45,300,001	—	1,575,000	3,675,001
Issued	84,675,000	104,025,000	150,001	1,200,000	1,575,000
Issued in-kind	—	—	—	—	—
Redeemed	(51,600,000)	(80,325,001)	(50,000)	(450,000)	(3,675,001)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	102,075,000	69,000,000	100,001	2,325,000	1,575,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 407

	UltraShort SmallCap600		UltraShort Russell2000		UltraPro Short QQQ®	UltraPro Short Dow30SM
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	February 9, 2010* through May 31, 2010	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(206,482)	$156,470	$(3,975,778)	$2,317,045	$(33,321)	$(22,405)
Net realized gain (loss)	(24,949,587)	42,327,786	(446,907,258)	492,693,656	(664,726)	(1,269,304)
Change in net unrealized appreciation (depreciation)	4,770,482	(508,756)	77,811,316	(29,905,855)	(59,610)	673,169
Change in Net Assets Resulting from Operations	(20,385,587)	41,975,500	(373,071,720)	465,104,846	(757,657)	(618,540)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(336,661)	—	(6,887,867)	—	—
Net realized gains on investments	—	(10,729,836)	—	(133,163,951)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(11,066,497)	—	(140,051,818)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,924,585	83,694,535	665,926,177	1,516,139,596	28,575,525	11,396,720
Cost of shares redeemed	—	(154,169,803)	(402,069,456)	(2,432,462,736)	—	—
Change in net assets resulting from capital transactions	14,924,585	(70,475,268)	263,856,721	(916,323,140)	28,575,525	11,396,720
Change in net assets	(5,461,002)	(39,566,265)	(109,214,999)	(591,270,112)	27,817,868	10,778,180
NET ASSETS:
Beginning of period	$24,725,067	$64,291,332	$578,467,097	$1,169,737,209	$—	$—
End of period	$19,264,065	$24,725,067	$469,252,098	$578,467,097	$27,817,868	$10,778,180
Accumulated undistributed net investment income (loss) included in end of period net assets	$(110,125)	$(133,838)	$(2,338,355)	$(2,138,633)	$(33,321)	$(22,405)
SHARE TRANSACTIONS:
Beginning of period	525,000	975,001	12,900,000	17,175,001	—	—
Issued	375,000	1,350,000	26,175,000	22,500,000	450,001	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(1,800,001)	(16,050,000)	(26,775,001)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	900,000	525,000	23,025,000	12,900,000	450,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

408 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	UltraPro Short S&P500®	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value
	June 23, 2009* through May 31, 2010	February 9, 2010* through May 31, 2010	February 9, 2010* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,240,327)	$(14,395)	$(22,245)	$(89,477)	$(43,640)
Net realized gain (loss)	(55,299,643)	(2,704,450)	(2,494,998)	(9,305,486)	(830,630)
Change in net unrealized appreciation (depreciation)	(12,788,257)	271,088	(652,641)	3,577,506	(3,014,789)
Change in Net Assets Resulting from Operations	(69,328,227)	(2,447,757)	(3,169,884)	(5,817,457)	(3,889,059)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(99,234)
Net realized gains on investments	—	—	—	—	(2,144,498)
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	(2,243,732)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	406,656,411	8,000,080	18,246,791	4,020,319	66,179,959
Cost of shares redeemed	(87,954,957)	—	—	—	(53,343,200)
Change in net assets resulting from capital transactions	318,701,454	8,000,080	18,246,791	4,020,319	12,836,759
Change in net assets	249,373,227	5,552,323	15,076,907	(1,797,138)	6,703,968
NET ASSETS:
Beginning of period	$—	$—	$—	$12,736,469	$6,032,501
End of period	$249,373,227	$5,552,323	$15,076,907	$10,939,331	$12,736,469
Accumulated undistributed net investment income (loss) included in end of period net assets	$(942,036)	$(14,395)	$(22,245)	$(52,962)	$(101,470)
SHARE TRANSACTIONS:
Beginning of period	—	—	—	150,000	75,001
Issued	9,700,001	100,001	300,001	75,000	525,000
Issued in-kind	—	—	—	—	—
Redeemed	(2,500,000)	—	—	—	(450,001)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	7,200,001	100,001	300,001	225,000	150,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 409

	UltraShort Russell1000 Growth		UltraShort Russell MidCap Value		UltraShort Russell MidCap Growth
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(96,186)	$(34,236)	$(35,318)	$(24,573)	$(59,744)	$28,988
Net realized gain (loss)	(9,873,714)	7,601,534	(5,208,426)	2,361,428	(6,871,993)	7,068,542
Change in net unrealized appreciation (depreciation)	4,039,170	(2,739,268)	879,581	(1,306,933)	1,740,870	(686,840)
Change in Net Assets Resulting from Operations	(5,930,730)	4,828,030	(4,364,163)	1,029,922	(5,190,867)	6,410,690
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(103,760)	—	(28,747)	—	(102,559)
Net realized gains on investments	—	(7,417,088)	(340,001)	(4,156,613)	—	(4,033,521)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(7,520,848)	(340,001)	(4,185,360)	—	(4,136,080)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,494,948	47,186,152	3,940,411	5,558,524	5,169,082	10,284,344
Cost of shares redeemed	(4,267,535)	(41,417,203)	—	(4,195,774)	(1,592,581)	(19,416,363)
Change in net assets resulting from capital transactions	(772,587)	5,768,949	3,940,411	1,362,750	3,576,501	(9,132,019)
Change in net assets	(6,703,317)	3,076,131	(763,753)	(1,792,688)	(1,614,366)	(6,857,409)
NET ASSETS:
Beginning of period	$17,251,198	$14,175,067	$4,086,086	$5,878,774	$6,808,993	$13,666,402
End of period	$10,547,881	$17,251,198	$3,322,333	$4,086,086	$5,194,627	$6,808,993
Accumulated undistributed net investment income (loss) included in end of period net assets	$(51,494)	$(113,660)	$(18,383)	$(37,415)	$(34,821)	$(42,921)
SHARE TRANSACTIONS:
Beginning of period	300,000	225,001	75,000	75,001	150,000	225,001
Issued	75,000	525,000	75,000	75,000	150,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(450,001)	—	(75,001)	(75,000)	(225,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,000	300,000	150,000	75,000	225,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

410 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth		Short Basic Materials
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	March 16, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(98,489)	$16,825	$(106,849)	$89,750	$(8,645)
Net realized gain (loss)	(13,196,971)	4,886,603	(11,762,983)	14,811,378	299,525
Change in net unrealized appreciation (depreciation)	2,878,061	(4,508,470)	2,332,325	1,358,935	51,629
Change in Net Assets Resulting from Operations	(10,417,399)	394,958	(9,537,507)	16,260,063	342,509
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(155,678)	—	(276,884)	—
Net realized gains on investments	—	(2,290,255)	(1,300,001)	(6,860,410)	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(2,445,933)	(1,300,001)	(7,137,294)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,713,065	40,306,179	11,930,679	18,241,711	5,000,600
Cost of shares redeemed	(2,202,379)	(48,724,532)	—	(60,854,363)	—
Change in net assets resulting from capital transactions	3,510,686	(8,418,353)	11,930,679	(42,612,652)	5,000,600
Change in net assets	(6,906,713)	(10,469,328)	1,093,171	(33,489,883)	5,343,109
NET ASSETS:
Beginning of period	$14,768,460	$25,237,788	$11,432,022	$44,921,905	$—
End of period	$7,861,747	$14,768,460	$12,525,193	$11,432,022	$5,343,109
Accumulated undistributed net investment income (loss) included in end of period net assets	$(50,380)	$(67,829)	$(65,825)	$(69,001)	$(8,645)
SHARE TRANSACTIONS:
Beginning of period	300,000	300,001	300,000	675,001	—
Issued	150,000	525,000	450,000	300,000	100,001
Issued in-kind	—	—	—	—	—
Redeemed	(75,000)	(525,001)	—	(675,001)	—
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	375,000	300,000	750,000	300,000	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 411

	Short Financials		Short KBW Regional Banking	Short Oil & Gas		Short Real Estate
	Year Ended May 31, 2010	June 10, 2008* through May 31, 2009	April 20, 2010* through May 31, 2010	Year Ended May 31, 2010	June 10, 2008* through May 31, 2009	March 16, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(973,891)	$(288,444)	$(8,843)	$(110,189)	$16,320	$(8,181)
Net realized gain (loss)	(59,289,005)	(21,438,241)	1,050,468	(2,539,339)	3,558,898	(44,865)
Change in net unrealized appreciation (depreciation)	22,178,168	(22,436,472)	(6,396)	574,872	(552,170)	(133,250)
Change in Net Assets Resulting from Operations	(38,084,728)	(44,163,157)	1,035,229	(2,074,656)	3,023,048	(186,296)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(51,373)	—	—	(40,334)	—
Net realized gains on investments	—	(1,804,612)	—	—	(1,821,663)	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(1,855,985)	—	—	(1,861,997)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	68,516,279	215,422,265	18,630,101	13,602,259	16,296,184	5,000,600
Cost of shares redeemed	(84,019,491)	(12,032,350)	—	(3,798,787)	(13,021,805)	—
Change in net assets resulting from capital transactions	(15,503,212)	203,389,915	18,630,101	9,803,472	3,274,379	5,000,600
Change in net assets	(53,587,940)	157,370,773	19,665,330	7,728,816	4,435,430	4,814,304
NET ASSETS:
Beginning of period	$157,370,773	$—	$—	$4,435,430	$—	$—
End of period	$103,782,833	$157,370,773	$19,665,330	$12,164,246	$4,435,430	$4,814,304
Accumulated undistributed net investment income (loss) included in end of period net assets	$(528,797)	$(340,467)	$(8,843)	$(63,559)	$(26,253)	$(8,181)
SHARE TRANSACTIONS:
Beginning of period	2,775,001	—	—	75,001	—	—
Issued	1,425,000	2,925,001	300,001	225,000	225,001	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,725,000)	(150,000)	—	(75,000)	(150,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,475,001	2,775,001	300,001	225,001	75,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

412 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	UltraShort Basic Materials				UltraShort Consumer Goods		UltraShort Consumer Services
	Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,055,285)		$812,973		$(168,507)	$20,832	$(446,138)	$28,837
Net realized gain (loss)	(129,386,725)		279,161,996		(15,969,979)	23,264,979	(60,391,341)	97,148,743
Change in net unrealized appreciation (depreciation)	17,749,424		(15,474,230)		4,491,100	(4,533,529)	14,013,542	(18,389,065)
Change in Net Assets Resulting from Operations	(112,692,586)		264,500,739		(11,647,386)	18,752,282	(46,823,937)	78,788,515
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		(1,682,873)		—	(237,598)	—	(741,770)
Net realized gains on investments	—		(45,848,922)		—	(8,485,786)	—	(38,152,811)
Tax return of capital	—		—		—	—	—	—
Total distributions	—		(47,531,795)		—	(8,723,384)	—	(38,894,581)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	236,248,054		450,830,504		9,836,442	66,274,258	43,537,272	292,201,998
Cost of shares redeemed	(54,455,146)		(810,473,385)		(2,678,313)	(82,490,876)	(36,531,671)	(360,360,677)
Change in net assets resulting from capital transactions	181,792,908		(359,642,881)		7,158,129	(16,216,618)	7,005,601	(68,158,679)
Change in net assets	69,100,322		(142,673,937)		(4,489,257)	(6,187,720)	(39,818,336)	(28,264,745)
NET ASSETS:
Beginning of period	$62,692,138		$205,366,075		$19,673,539	$25,861,259	$72,413,482	$100,678,227
End of period	$131,792,460		$62,692,138		$15,184,282	$19,673,539	$32,595,146	$72,413,482
Accumulated undistributed net investment income (loss) included in end of period net assets	$(620,959)		$(409,812)		$(87,714)	$(157,547)	$(189,153)	$(531,167)
SHARE TRANSACTIONS:
Beginning of period	705,000	(c)	1,440,000	(c)	300,000	375,001	1,125,000	1,200,001
Issued	3,735,000	(c)	2,310,000	(c)	150,000	825,000	750,000	3,000,000
Issued in-kind	—	(c)	—	(c)	—	—	—	—
Redeemed	(1,125,181	)(c)	(3,045,000	)(c)	(75,000)	(900,001)	(825,000)	(3,075,001)
Redemption in-kind	—	(c)	—	(c)	—	—	—	—
Shares outstanding, end of period	3,314,819	(c)	705,000	(c)	375,000	300,000	1,050,000	1,125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 413

	UltraShort Financials		UltraShort Health Care		UltraShort Industrials
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,977,782)	$6,240,245	$(59,059)	$2,181	$(194,114)	$125,660
Net realized gain (loss)	(1,030,196,210)	951,592,909	(5,201,630)	(2,167,147)	(29,126,349)	86,926,773
Change in net unrealized appreciation (depreciation)	469,165,367	(683,897,829)	1,775,300	(1,330,536)	8,086,705	(7,572,587)
Change in Net Assets Resulting from Operations	(568,008,625)	273,935,325	(3,485,389)	(3,495,502)	(21,233,758)	79,479,846
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(6,600,296)	—	(81,932)	—	(456,248)
Net realized gains on investments	—	—	—	(4,448,011)	—	(39,473,089)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(6,600,296)	—	(4,529,943)	—	(39,929,337)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,014,472,497	12,063,875,633	—	26,670,946	10,072,414	123,076,546
Cost of shares redeemed	(1,051,974,626)	(13,291,649,168)	(3,147,057)	(17,929,049)	(10,651,255)	(155,271,513)
Change in net assets resulting from capital transactions	(37,502,129)	(1,227,773,535)	(3,147,057)	8,741,897	(578,841)	(32,194,967)
Change in net assets	(605,510,754)	(960,438,506)	(6,632,446)	716,452	(21,812,599)	7,355,542
NET ASSETS:
Beginning of period	$1,204,273,272	$2,164,711,778	$12,335,562	$11,619,110	$35,749,848	$28,394,306
End of period	$598,762,518	$1,204,273,272	$5,703,116	$12,335,562	$13,937,249	$35,749,848
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,644,292)	$(4,682,778)	$(25,791)	$(51,309)	$(87,657)	$(223,831)
SHARE TRANSACTIONS:
Beginning of period	29,100,000	19,650,001	225,000	150,001	825,000	525,001
Issued	35,025,000	114,150,000	—	300,000	225,000	2,100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(35,775,000)	(104,700,001)	(75,000)	(225,001)	(375,000)	(1,800,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	28,350,000	29,100,000	150,000	225,000	675,000	825,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

414 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	UltraShort Nasdaq Biotechnology	UltraShort Oil & Gas				UltraShort Real Estate
	April 7, 2010* through May 31, 2010	Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2010		Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,944)	$(2,275,472)		$5,498,728		$(6,963,933)		$(1,112,648)
Net realized gain (loss)	1,089,371	(113,757,764)		902,539,034		(1,576,714,835)		(564,500,116)
Change in net unrealized appreciation (depreciation)	375,938	57,994,876		(8,934,572)		504,898,058		(577,745,794)
Change in Net Assets Resulting from Operations	1,457,365	(58,038,360)		899,103,190		(1,078,780,710)		(1,143,358,558)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		(8,912,191)		—		(6,297,640)
Net realized gains on investments	—	—		(121,459,797)		—		(99,665,177)
Tax return of capital	—	—		—		—		—
Total distributions	—	—		(130,371,988)		—		(105,962,817)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,001,381	376,956,618		1,611,981,579		974,265,615		7,771,021,807
Cost of shares redeemed	—	(400,797,042)		(4,489,724,856)		(695,645,384)		(6,086,840,104)
Change in net assets resulting from capital transactions	6,001,381	(23,840,424)		(2,877,743,277)		278,620,231		1,684,181,703
Change in net assets	7,458,746	(81,878,784)		(2,109,012,075)		(800,160,479)		434,860,328
NET ASSETS:
Beginning of period	$—	$219,567,281		$2,328,579,356		$1,239,184,744		$804,324,416
End of period	$7,458,746	$137,688,497		$219,567,281		$439,024,265		$1,239,184,744
Accumulated undistributed net investment income (loss) included in end of period net assets	$(7,944)	$(1,085,634)		$(1,520,611)		$(3,448,234)		$(5,408,139)
SHARE TRANSACTIONS:
Beginning of period	—	2,535,000	(c)	16,215,000	(c)	12,720,000	(c)	1,905,000	(c)
Issued	100,001	4,830,000	(c)	10,995,000	(c)	16,605,000	(c)	25,965,000	(c)
Issued in-kind	—	—	(c)	—	(c)	—	(c)	—	(c)
Redeemed	—	(5,370,206	)(c)	(24,675,000	)(c)	(13,290,936	)(c)	(15,150,000	)(c)
Redemption in-kind	—	—	(c)	—	(c)	—	(c)	—	(c)
Shares outstanding, end of period	100,001	1,994,794	(c)	2,535,000	(c)	16,034,064	(c)	12,720,000	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 415

	UltraShort Semiconductors		UltraShort Technology		UltraShort Telecommunications
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(247,846)	$14,722	$(214,772)	$(26,607)	$(15,299)	$17,187
Net realized gain (loss)	(30,738,013)	28,906,537	(28,407,320)	28,134,005	(724,722)	2,339,083
Change in net unrealized appreciation (depreciation)	5,202,673	(6,130,253)	9,420,027	(7,522,491)	(15,776)	353,995
Change in Net Assets Resulting from Operations	(25,783,186)	22,791,006	(19,202,065)	20,584,907	(755,797)	2,710,265
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(232,750)	—	(448,101)	(8,014)	(56,606)
Net realized gains on investments	—	(12,703,857)	—	(19,847,352)	(710,001)	(2,496,405)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(12,936,607)	—	(20,295,453)	(718,015)	(2,553,011)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	25,066,561	76,744,105	6,631,215	91,342,102	1,243,577	1,419
Cost of shares redeemed	(9,336,950)	(76,992,691)	(1,596,176)	(95,908,783)	—	(5,869,117)
Change in net assets resulting from capital transactions	15,729,611	(248,586)	5,035,039	(4,566,681)	1,243,577	(5,867,698)
Change in net assets	(10,053,575)	9,605,813	(14,167,026)	(4,277,227)	(230,235)	(5,710,444)
NET ASSETS:
Beginning of period	$34,530,892	$24,925,079	$36,390,927	$40,668,154	$2,325,327	$8,035,771
End of period	$24,477,317	$34,530,892	$22,223,901	$36,390,927	$2,095,092	$2,325,327
Accumulated undistributed net investment income (loss) included in end of period net assets	$(137,206)	$(126,366)	$(116,099)	$(228,657)	$(8,911)	$(18,914)
SHARE TRANSACTIONS:
Beginning of period	900,000	450,001	825,000	750,001	75,000	150,001
Issued	975,000	1,275,000	225,000	1,200,000	75,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(375,000)	(825,001)	(75,000)	(1,125,001)	—	(75,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,500,000	900,000	975,000	825,000	150,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

416 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	UltraShort Utilities		Short MSCI EAFE		Short MSCI Emerging Markets
	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,572)	$10,186	$(520,263)	$(167,929)	$(1,846,638)	$15,420
Net realized gain (loss)	(5,743,149)	21,506,479	(19,729,264)	6,208,450	(47,469,615)	(4,240,158)
Change in net unrealized appreciation (depreciation)	2,092,456	(1,242,239)	9,678,169	(9,945,853)	882,604	(9,708,972)
Change in Net Assets Resulting from Operations	(3,724,265)	20,274,426	(10,571,358)	(3,905,332)	(48,433,649)	(13,933,710)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32,214)	(118,215)	—	(192,310)	—	(302,058)
Net realized gains on investments	(2,580,000)	(7,714,735)	—	(8,527,297)	—	(2,873,044)
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,612,214)	(7,832,950)	—	(8,719,607)	—	(3,175,102)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,365,426	14,951,868	198,430,321	120,626,475	396,267,187	130,706,138
Cost of shares redeemed	(1,691,046)	(34,160,600)	(84,291,178)	(58,584,270)	(99,425,062)	(110,991,121)
Change in net assets resulting from capital transactions	674,380	(19,208,732)	114,139,143	62,042,205	296,842,125	19,715,017
Change in net assets	(5,662,099)	(6,767,256)	103,567,785	49,417,266	248,408,476	2,606,205
NET ASSETS:
Beginning of period	$12,318,203	$19,085,459	$60,461,321	$11,044,055	$54,700,531	$52,094,326
End of period	$6,656,104	$12,318,203	$164,029,106	$60,461,321	$303,109,007	$54,700,531
Accumulated undistributed net investment income (loss) included in end of period net assets	$(37,764)	$(66,290)	$(309,811)	$(261,812)	$(1,237,338)	$(182,040)
SHARE TRANSACTIONS:
Beginning of period	300,000	375,001	825,000	150,001	1,050,000	750,001
Issued	75,000	300,000	3,150,000	1,275,000	8,625,000	1,575,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(375,001)	(1,425,000)	(600,001)	(2,100,000)	(1,275,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,000	300,000	2,550,000	825,000	7,575,000	1,050,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 417

	Short FTSE/Xinhua China 25	UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets				UltraShort MSCI Europe
	March 16, 2010* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010		Year Ended May 31, 2009		June 16, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,258)	$(300,979)	$55,864	$(1,762,727)		$(176,588)		$(201,842)
Net realized gain (loss)	458,719	(34,507,234)	75,869,670	(202,237,566)		(195,875,090)		18,347,862
Change in net unrealized appreciation (depreciation)	(444,160)	19,168,739	(20,000,367)	61,692,656		(54,145,079)		(16,934,005)
Change in Net Assets Resulting from Operations	5,301	(15,639,474)	55,925,167	(142,307,637)		(250,196,757)		1,212,015
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(950,783)	—		(2,374,781)		—
Net realized gains on investments	—	—	(18,081,947)	—		(13,000,031)		—
Tax return of capital	—	—	—	—		—		—
Total distributions	—	—	(19,032,730)	—		(15,374,812)		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,576,512	36,498,970	350,048,101	402,952,418		1,489,752,592		226,673,931
Cost of shares redeemed	—	(29,462,644)	(397,831,140)	(236,481,980)		(1,292,696,039)		(40,644,174)
Change in net assets resulting from capital transactions	7,576,512	7,036,326	(47,783,039)	166,470,438		197,056,553		186,029,757
Change in net assets	7,581,813	(8,603,148)	(10,890,602)	24,162,801		(68,515,016)		187,241,772
NET ASSETS:
Beginning of period	$—	$56,206,091	$67,096,693	$207,075,134		$275,590,150		$—
End of period	$7,581,813	$47,602,943	$56,206,091	$231,237,935		$207,075,134		$187,241,772
Accumulated undistributed net investment income (loss) included in end of period net assets	$(9,258)	$(157,078)	$(401,476)	$(1,024,459)		$(1,698,325)		$(182,194)
SHARE TRANSACTIONS:
Beginning of period	—	900,000	900,001	1,995,000	(c)	870,000	(c)	—
Issued	150,001	750,000	3,150,000	6,330,000	(c)	4,155,000	(c)	8,750,001
Issued in-kind	—	—	—	—	(c)	—	(c)	—
Redeemed	—	(600,000)	(3,150,001)	(4,155,256	)(c)	(3,030,000	)(c)	(1,750,000)
Redemption in-kind	—	—	—	—	(c)	—	(c)	—
Shares outstanding, end of period	150,001	1,050,000	900,000	4,169,744	(c)	1,995,000	(c)	7,000,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

418 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE/Xinhua China 25				UltraShort MSCI Japan
	June 16, 2009* through May 31, 2010	June 16, 2009* through May 31, 2010	Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,447)	$(120,270)	$(2,917,885)		$857,208		$(128,699)	$26,278
Net realized gain (loss)	(2,449,991)	6,419,289	(136,299,376)		(35,473,039)		(5,868,628)	14,450,245
Change in net unrealized appreciation (depreciation)	(850,308)	(10,248,432)	19,923,747		(94,153,178)		2,350,854	(1,792,482)
Change in Net Assets Resulting from Operations	(3,326,746)	(3,949,413)	(119,293,514)		(128,769,009)		(3,646,473)	12,684,041
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		(3,599,137)		—	(129,259)
Net realized gains on investments	—	—	—		—		—	(1,820,143)
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		(3,599,137)		—	(1,949,402)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,442,777	53,850,459	516,331,395		1,493,890,359		11,293,794	18,378,329
Cost of shares redeemed	(5,890,216)	(7,324,283)	(166,246,771)		(1,865,834,926)		(6,122,835)	(36,461,482)
Change in net assets resulting from capital transactions	6,552,561	46,526,176	350,084,624		(371,944,567)		5,170,959	(18,083,153)
Change in net assets	3,225,815	42,576,763	230,791,110		(504,312,713)		1,524,486	(7,348,514)
NET ASSETS:
Beginning of period	$—	$—	$169,685,853		$673,998,566		$13,227,789	$20,576,303
End of period	$3,225,815	$42,576,763	$400,476,963		$169,685,853		$14,752,275	$13,227,789
Accumulated undistributed net investment income (loss) included in end of period net assets	$(17,538)	$(102,074)	$(1,934,936)		$(1,167,584)		$(87,596)	$(63,549)
SHARE TRANSACTIONS:
Beginning of period	—	—	2,490,000	(c)	1,995,000	(c)	225,000	300,001
Issued	500,001	1,900,001	10,620,000	(c)	5,115,000	(c)	225,000	225,000
Issued in-kind	—	—	—	(c)	—	(c)	—	—
Redeemed	(350,000)	(250,000)	(3,615,411	)(c)	(4,620,000	)(c)	(150,000)	(300,001)
Redemption in-kind	—	—	—	(c)	—	(c)	—	—
Shares outstanding, end of period	150,001	1,650,001	9,494,589	(c)	2,490,000	(c)	300,000	225,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 419

	UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	June 16, 2009* through May 31, 2010	August 18, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(58,228)	$(1,749,937)	$(3,251,709)	$(1,144,407)	$(38,818,447)	$(11,186,886)
Net realized gain (loss)	(9,883,644)	(39,102,009)	(6,329,493)	(15,125,599)	(846,150,443)	437,710,608
Change in net unrealized appreciation (depreciation)	(579,674)	(856,159)	(58,092,258)	14,350,126	(209,612,928)	168,889,472
Change in Net Assets Resulting from Operations	(10,521,546)	(41,708,105)	(67,673,460)	(1,919,880)	(1,094,581,818)	595,413,194
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(259,341)	—	(843,693)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	(259,341)	—	(843,693)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	21,020,487	550,292,576	202,928,705	468,002,176	5,622,012,441	4,048,528,603
Cost of shares redeemed	(7,034,274)	(29,066,558)	(213,447,239)	(52,410,248)	(3,426,690,486)	(677,115,034)
Change in net assets resulting from capital transactions	13,986,213	521,226,018	(10,518,534)	415,591,928	2,195,321,955	3,371,413,569
Change in net assets	3,464,667	479,517,913	(78,191,994)	413,412,707	1,100,740,137	3,965,983,070
NET ASSETS:
Beginning of period	$—	$—	$445,822,360	$32,409,653	$4,058,210,435	$92,227,365
End of period	$3,464,667	$479,517,913	$367,630,366	$445,822,360	$5,158,950,572	$4,058,210,435
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,329)	$(1,677,215)	$(1,893,321)	$(1,389,492)	$(23,715,072)	$(11,981,834)
SHARE TRANSACTIONS:
Beginning of period	—	—	7,875,000	450,001	77,325,000	1,275,001
Issued	400,001	11,150,001	3,900,000	8,325,000	120,675,000	90,075,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(600,000)	(3,900,000)	(900,001)	(69,450,000)	(14,025,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	10,550,001	7,875,000	7,875,000	128,550,000	77,325,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

420 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

Credit Suisse 130/30
July 13, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$233,364
Net realized gain (loss)	3,072,523
Change in net unrealized appreciation (depreciation)	(1,237,559)
Change in Net Assets Resulting from Operations	2,068,328
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(112,115)
Net realized gains on investments	—
Tax return of capital	—
Total distributions	(112,115)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	69,756,104
Cost of shares redeemed	(16,942,402)
Change in net assets resulting from capital transactions	52,813,702
Change in net assets	54,769,915
NET ASSETS:
Beginning of period	$—
End of period	$54,769,915
Accumulated undistributed net investment income (loss) included in end of period net assets	$121,249
SHARE TRANSACTIONS:
Beginning of period	—
Issued	1,200,001
Issued in-kind	250,000
Redeemed	—
Redemption in-kind	(350,000)
Shares outstanding, end of period	1,100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 421

Financial Highlights

422 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2010	$36.11	$(0.21)	$21.90	$0.01	$21.70	$—	$—	$—	$—	$57.81	60.09%	60.08%
Year ended May 31, 2009	90.42	(0.07)	(54.22)	0.01	(54.28)	—	—	(0.03)	(0.03)	36.11	(60.05)	(60.09)
Year ended May 31, 2008	94.58	0.13	0.75	0.05	0.93	(0.07)	(5.02)	—	(5.09)	90.42	0.57	0.52
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—	30.01	(0.12)	(5.31)	—	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Year ended May 31, 2010	29.21	0.41	12.49	0.01	12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08
Year ended May 31, 2009	75.75	0.72	(46.46)	0.02	(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03	(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—	34.39	(1.02)	(6.15)	—	(7.17)	97.22	50.99	50.91
Ultra S&P500®
Year ended May 31, 2010	26.21	0.29	10.09	0.01	10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01	(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03	(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—	32.47	(0.68)	(3.37)	—	(4.05)	98.42	47.17	47.28

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2010	1.03%	0.95%	(0.50)%	(0.42)%	$789,059	32%
Year ended May 31, 2009	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Year ended May 31, 2008	1.04	0.95	0.06	0.15	908,687	39
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P500®
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 423

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell3000
June 30, 2009* through May 31, 2010	$40.00	$0.44	$17.29	$0.03		$17.76	$(0.24)	$—	$—	$(0.24)	$57.52	44.37%	44.50%
Ultra MidCap400
Year ended May 31, 2010	26.82	0.04	18.79	0.01		18.84	(0.05)	—	(0.06)	(0.11)	45.55	70.39	69.69
Year ended May 31, 2009	80.92	0.21	(53.99)	0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)
Year ended May 31, 2008	99.03	0.58	(14.44)	0.01		(13.85)	(0.54)	(3.72)	—	(4.26)	80.92	(13.85)	(13.82)
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	—		33.69	(0.73)	(3.93)	—	(4.66)	99.03	49.76	50.02
Ultra SmallCap600
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01		(21.15)	(0.63)	(2.64)	—	(3.27)	58.20	(25.80)	(26.27)
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	—		12.62	—	—	—	—	82.62	18.03	18.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell3000
June 30, 2009* through May 31, 2010	4.17%	0.95%	(2.37)%	0.85%	$5,752	8%
Ultra MidCap400
Year ended May 31, 2010	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009	1.18	0.95	0.48	0.71	158,895	167
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28
Ultra SmallCap600
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

424 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000
Year ended May 31, 2010	$18.76	$— (h)	$12.54		$0.01		$12.55	$— (h)	$—	$(0.04)	$(0.04)	$31.27	66.93%	67.40%
Year ended May 31, 2009	55.88	0.14	(37.07)		0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Year ended May 31, 2008	79.77	0.36	(22.76)		0.03		(22.37)	(0.65)	(0.87)	—	(1.52)	55.88	(28.28)	(28.48)
January 23, 2007* through May 31, 2007	70.00	0.27	9.50		—		9.77	—	—	—	—	79.77	13.96	14.29
UltraPro QQQ®
February 9, 2010* through May 31, 2010	80.00	(0.06)	10.92	(i)	0.01		10.87	—	—	—	—	90.87	13.59	13.81
UltraPro Dow30SM
February 9, 2010* through May 31, 2010	80.00	0.16	1.33	(i)	0.01		1.50	(0.03)	—	—	(0.03)	81.47	1.86	1.75
UltraPro S&P500®
June 23, 2009* through May 31, 2010	80.00	0.76	56.44		0.05		57.25	(0.23)	—	—	(0.23)	137.02	71.53	71.23
UltraPro MidCap400
February 9, 2010* through May 31, 2010	80.00	(0.01)	19.12		—	(h)	19.11	(0.02)	—	—	(0.02)	99.09	23.88	24.00
UltraPro Russell2000
February 9, 2010* through May 31, 2010	80.00	(0.10)	24.51		0.01		24.42	—	—	—	—	104.42	30.53	30.64

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Year ended May 31, 2010	1.21%	0.95%	(0.27)%	(0.01)%	$264,982	98%
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14
UltraPro QQQ®
February 9, 2010* through May 31, 2010	1.64	0.95	(0.89)	(0.20)	45,433	55
UltraPro Dow30SM
February 9, 2010* through May 31, 2010	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro S&P500®
June 23, 2009* through May 31, 2010	1.27	0.95	0.24	0.56	137,017	69
UltraPro MidCap400
February 9, 2010* through May 31, 2010	2.18	0.95	(1.25)	(0.02)	19,818	55
UltraPro Russell2000
February 9, 2010* through May 31, 2010	3.03	0.95	(2.36)	(0.27)	15,662	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 425

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Value
Year ended May 31, 2010	$16.07	$0.19	$6.73	$—	(h)	$6.92	$(0.22)	$—	$—	$(0.22)	$22.77	43.23%	43.48%
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)
Year ended May 31, 2008	75.96	1.16	(23.81)	—		(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—		5.96	—	—	—	—	75.96	8.51	8.04
Ultra Russell1000 Growth
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—		5.80	—	—	—	—	75.80	8.29	8.43
Ultra Russell MidCap Value
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01		(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	—		4.99	—	—	—	—	74.99	7.13	6.96

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Value
Year ended May 31, 2010	1.87%	0.95%	(0.04)%	0.88%	$13,660	68%
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2
Ultra Russell MidCap Value
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

426 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Growth
Year ended May 31, 2010	$20.61	$—	(h)	$12.40	$—	(h)	$12.40	$(0.02)	$—	$(0.01)	$(0.03)	$32.98	60.20%	60.03%
Year ended May 31, 2009	65.61	0.07		(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Year ended May 31, 2008	76.27	0.25		(8.57)	0.03		(8.29)	(0.34)	(2.03)	—	(2.37)	65.61	(10.93)	(10.89)
February 20, 2007* through May 31, 2007	70.00	0.13		6.14	—		6.27	—	—	—	—	76.27	8.97	8.91
Ultra Russell2000 Value
Year ended May 31, 2010	14.47	0.10		10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Year ended May 31, 2009	44.79	0.25		(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)
Year ended May 31, 2008	70.79	0.63		(25.70)	—	(h)	(25.07)	(0.93)	—	—	(0.93)	44.79	(35.68)	(35.19)
February 20, 2007* through May 31, 2007	70.00	0.36		0.43	—		0.79	—	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
Year ended May 31, 2010	20.61	(0.12)		12.48	—	(h)	12.36	—	—	—	—	32.97	59.97	61.15
Year ended May 31, 2009	58.31	—	(h)	(37.69)	0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Year ended May 31, 2008	74.06	0.18		(15.03)	—	(h)	(14.85)	(0.29)	(0.61)	—	(0.90)	58.31	(20.16)	(18.93)
February 20, 2007* through May 31, 2007	70.00	0.07		3.99	—		4.06	—	—	—	—	74.06	5.80	4.13

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Growth
Year ended May 31, 2010	1.75%	0.95%	(0.82)%	(0.02)%	$14,842	48%
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2
Ultra Russell2000 Value
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4
Ultra Russell2000 Growth
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	3.23	0.95	(2.29)	— (m)	23,183	189
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 427

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Year ended May 31, 2010	$19.87	$0.14	$9.51	(i)	$0.01		$9.66	$(0.15)	$—	$—	$(0.15)	$29.38	48.75%	49.56%
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)
Year ended May 31, 2008	91.28	1.10	24.52		0.04		25.66	(1.13)	(11.67)	—	(12.80)	104.14	31.61	31.03
January 30, 2007* through May 31, 2007	70.00	0.50	20.78		—		21.28	—	—	—	—	91.28	30.40	30.59
Ultra Consumer Goods
Year ended May 31, 2010	35.37	0.72	15.00		—	(h)	15.72	(0.67)	—	—	(0.67)	50.42	44.58	44.24
Year ended May 31, 2009	65.69	0.69	(30.25)		0.01		(29.55)	(0.77)	—	—	(0.77)	35.37	(45.19)	(45.15)
Year ended May 31, 2008	76.71	1.10	(10.07)		0.02		(8.95)	(1.51)	(0.56)	—	(2.07)	65.69	(11.90)	(8.65)
January 30, 2007* through May 31, 2007	70.00	0.44	6.27		—		6.71	—	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
Year ended May 31, 2010	21.79	0.10	16.25		—	(h)	16.35	(0.09)	—	(0.02)	(0.11)	38.03	75.17	75.95
Year ended May 31, 2009	49.21	0.17	(27.43)		0.01		(27.25)	(0.17)	—	—	(0.17)	21.79	(55.40)	(55.71)
Year ended May 31, 2008	73.35	0.36	(23.84)		—		(23.48)	(0.66)	—	—	(0.66)	49.21	(32.18)	(30.90)
January 30, 2007* through May 31, 2007	70.00	0.16	3.19		—		3.35	—	—	—	—	73.35	4.80	3.49

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Year ended May 31, 2010	1.00%	0.95%	0.46%	0.50%	$315,088	93%
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8
Ultra Consumer Goods
Year ended May 31, 2010	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Year ended May 31, 2010	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60

*  Commencement of investment operations.

See accompanying notes to the financial statements.

428 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Year ended May 31, 2010(l)	$41.27	$0.14	$16.08 (i)	$0.01		$16.23	$(0.15)	$—	$(0.13)	$(0.28)	$57.22	39.34%	40.17%
Year ended May 31, 2009(l)	297.57	1.19	(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)
Year ended May 31, 2008(l)	719.00	6.98	(417.41)	0.27		(410.16)	(11.27)	—	—	(11.27)	297.57	(57.74)	(58.00)
January 30, 2007* through May 31, 2007(l)	700.00	5.55	13.45	—		19.00	—	—	—	—	719.00	2.71	2.86
Ultra Health Care
Year ended May 31, 2010	34.15	0.59	9.16	0.01		9.76	(0.67)	—	(0.02)	(0.69)	43.22	28.42	30.57
Year ended May 31, 2009	58.11	0.44	(23.96)	—	(h)	(23.52)	(0.44)	—	—	(0.44)	34.15	(40.60)	(41.20)
Year ended May 31, 2008	77.98	0.71	(18.21)	0.01		(17.49)	(1.05)	(1.33)	—	(2.38)	58.11	(22.95)	(22.76)
January 30, 2007* through May 31, 2007	70.00	0.52	7.46	—		7.98	—	—	—	—	77.98	11.40	11.53
Ultra Industrials
Year ended May 31, 2010	20.15	0.21	13.22	—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Year ended May 31, 2009	73.95	0.38	(53.80)	0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)
Year ended May 31, 2008	86.92	0.92	(9.16)	0.01		(8.23)	(1.38)	(3.36)	—	(4.74)	73.95	(9.63)	(9.59)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58	—		16.92	—	—	—	—	86.92	24.17	24.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Financials
Year ended May 31, 2010(l)	0.96%	0.95%	0.25%	0.26%	$1,426,753	32%
Year ended May 31, 2009(l)	0.98	0.95	2.23	2.26	2,517,915	238
Year ended May 31, 2008(l)	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007(l)	2.28	0.95	1.10	2.43	10,785	46
Ultra Health Care
Year ended May 31, 2010	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 429

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra KBW Regional Banking
April 20, 2010* through May 31, 2010	$60.00	$—	(h)	$(12.91)		$0.04	$(12.87)	$—	$—	$—	$—	$47.13	(21.45)%	(21.63)%
Ultra Nasdaq Biotechnology
April 7, 2010* through May 31, 2010	60.00	(0.06)		(13.95)		0.01	(14.00)	—	—	—	—	46.00	(23.33)	(22.55)
Ultra Oil & Gas
Year ended May 31, 2010	29.90	0.18		(1.19	)(i)	0.01	(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)
Year ended May 31, 2009	115.62	0.29		(85.92)		0.01	(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)
Year ended May 31, 2008	94.94	0.73		32.36		0.06	33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84
January 30, 2007* through May 31, 2007	70.00	0.36		24.58		—	24.94	—	—	—	—	94.94	35.63	36.01
Ultra Real Estate
Year ended May 31, 2010(k)	19.17	0.65		20.56		0.02	21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Year ended May 31, 2009(k)	182.64	0.80		(160.90)		0.03	(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)
Year ended May 31, 2008(k)	309.08	3.68		(122.08	)(i)	0.07	(118.33)	(8.11)	—	—	(8.11)	182.64	(38.58)	(38.66)
January 30, 2007* through May 31, 2007(k)	350.00	2.18		(43.10)		—	(40.92)	—	—	—	—	309.08	(11.69)	(11.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra KBW Regional Banking
April 20, 2010* through May 31, 2010	4.90%	0.95%	(3.99)%	(0.04)%	$7,070	24%
Ultra Nasdaq Biotechnology
April 7, 2010* through May 31, 2010	4.38	0.95	(4.16)	(0.73)	4,600	5
Ultra Oil & Gas
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18
Ultra Real Estate
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008(k)	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007(k)	1.87	0.95	1.09	2.01	4,636	114

*  Commencement of investment operations.

See accompanying notes to the financial statements.

430 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Year ended May 31, 2010	$19.01	$0.11	$12.96		$0.01		$13.08	$(0.17)	$—	$(0.02)	$(0.19)	$31.90	68.97%	69.90%
Year ended May 31, 2009	60.30	0.24	(41.25)		0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)
Year ended May 31, 2008	78.50	0.68	(14.62	)(i)	0.03		(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)
January 30, 2007* through May 31, 2007	70.00	0.28	8.22		—		8.50	—	—	—	—	78.50	12.14	12.34
Ultra Technology
Year ended May 31, 2010	29.53	(0.10)	18.23		—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17
Year ended May 31, 2009	71.12	0.09	(41.56)		0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—		8.03	—	—	—	—	78.03	11.47	11.37
Ultra Telecommunications
Year ended May 31, 2010	31.06	0.95	6.53		—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Year ended May 31, 2009	89.05	1.07	(57.35)		0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
March 25, 2008* through May 31, 2008	70.00	0.34	18.69		0.02		19.05	—	—	—	—	89.05	27.21	28.01

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Year ended May 31, 2010	1.11%	0.95%	0.25%	0.41%	$76,548	61%
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3
Ultra Technology
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Telecommunications
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 431

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Utilities
Year ended May 31, 2010	$27.98	$0.94	$6.01	$0.01		$6.96	$(1.04)	$—	$—	$(1.04)	$33.90	24.82%	27.45%
Year ended May 31, 2009	78.94	1.06	(50.96)	0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
Year ended May 31, 2008	90.27	1.68	(6.76)	—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53	—		20.27	—	—	—	—	90.27	28.96	29.24
Ultra MSCI EAFE
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)
Ultra MSCI Emerging Markets
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15
Ultra MSCI Europe
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)
Ultra MSCI Pacific ex-Japan
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)
Ultra MSCI Brazil
April 27, 2010* through May 31, 2010	30.00	(0.02)	(4.61)	0.01		(4.62)	—	—	—	—	25.38	(15.40)	(20.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Utilities
Year ended May 31, 2010	1.45%	0.95%	2.21%	2.71%	$20,337	16%
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(j)
Ultra MSCI EAFE
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25
Ultra MSCI Europe
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—
Ultra MSCI Brazil
April 27, 2010* through May 31, 2010	11.20	0.95	(11.04)	(0.80)	3,808	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

432 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE/Xinhua China 25
June 2, 2009* through May 31, 2010	$60.00	$(0.58)	$0.90	(i)	$0.05	$0.37	$—	$—	$—	$—	$60.37	0.62%	0.57%
Ultra MSCI Japan
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—	—	—	—	59.20	(1.33)	(0.55)
Ultra MSCI Mexico Investable Market
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—	—	—	—	26.65	(11.17)	(13.13)
Ultra 7-10 Year Treasury
January 19, 2010* through May 31, 2010	70.00	— (h)	6.67		0.04	6.71	—	—	—	—	76.71	9.59	9.41
Ultra 20+ Year Treasury
January 19, 2010* through May 31, 2010	70.00	0.17	10.48		0.16	10.81	(0.06)	—	—	(0.06)	80.75	15.45	15.32
Short QQQ®
Year ended May 31, 2010	58.23	(0.40)	(15.04)		0.01	(15.43)	—	—	—	—	42.80	(26.50)	(26.52)
Year ended May 31, 2009	53.74	(0.13)	9.22		0.02	9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43
Year ended May 31, 2008	58.39	1.74	(4.17)		0.05	(2.38)	(2.27)	—	—	(2.27)	53.74	(4.16)	(4.43)
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)		—	(10.03)	(1.58)	—	—	(1.58)	58.39	(14.48)	(14.39)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra FTSE/Xinhua China 25
June 2, 2009* through May 31, 2010	1.31%	0.95%	(1.23)%	(0.87)%	$45,277	—%
Ultra MSCI Japan
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Investable Market
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—
Ultra 7-10 Year Treasury
January 19, 2010* through May 31, 2010	2.27	0.95	(1.30)	0.02	11,506	136
Ultra 20+ Year Treasury
January 19, 2010* through May 31, 2010	2.16	0.95	(0.53)	0.68	8,075	228
Short QQQ®
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 433

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Year ended May 31, 2010	$66.52	$(0.47)	$(13.67)	$0.01	$(14.13)	$—	$—	$—	$—	$52.39	(21.24)%	(20.70)%
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02	14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Year ended May 31, 2008	58.25	1.76	3.53	0.03	5.32	(2.06)	—	—	(2.06)	61.51	9.33	9.47
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	—	(10.28)	(1.47)	—	—	(1.47)	58.25	(14.83)	(14.79)
Short S&P500®
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03	15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—	(9.52)	(1.60)	—	—	(1.60)	58.88	(13.70)	(13.60)
Short MidCap400
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01	(17.30)	—	—	—	—	41.03	(29.67)	(29.56)
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01	12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91
Year ended May 31, 2008	56.87	2.06	1.14	0.01	3.21	(2.72)	—	—	(2.72)	57.36	5.55	5.52
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—	(10.68)	(2.45)	—	—	(2.45)	56.87	(15.54)	(15.51)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Dow30SM
Year ended May 31, 2010	1.00%	0.95%	(0.90)%	(0.86)%	$278,994	—%
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—
Short S&P500®
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—
Short MidCap400
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

434 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short SmallCap600
Year ended May 31, 2010	$51.47	$(0.35)	$(15.59)	$0.01		$(15.93)	$—	$—	$—	$—	$35.54	(30.95)%	(31.11)%
Year ended May 31, 2009	69.75	(0.13)	14.50	0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11
Year ended May 31, 2008	65.09	2.03	5.59	—	(h)	7.62	(2.96)	—	—	(2.96)	69.75	11.89	11.73
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—		(4.91)	—	—	—	—	65.09	(7.01)	(6.84)
Short Russell2000
Year ended May 31, 2010	58.14	(0.38)	(17.49)	0.01		(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Year ended May 31, 2009	72.32	0.02	10.60	0.03		10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Year ended May 31, 2008	66.19	1.88	6.03	0.04		7.95	(1.82)	—	—	(1.82)	72.32	12.14	12.20
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—		(3.81)	—	—	—	—	66.19	(5.44)	(5.29)
UltraShort QQQ®
Year ended May 31, 2010	34.37	(0.18)	(16.17)	—	(h)	(16.35)	—	—	—	—	18.02	(47.57)	(47.67)
Year ended May 31, 2009	37.40	0.10	6.62	0.05		6.77	(0.30)	(9.50)	—	(9.80)	34.37	7.08	7.00
Year ended May 31, 2008	46.21	1.40	(8.55)	0.05		(7.10)	(1.71)	—	—	(1.71)	37.40	(15.71)	(15.43)
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	—		(22.88)	(0.91)	—	—	(0.91)	46.21	(32.86)	(33.01)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short SmallCap600
Year ended May 31, 2010	1.21%	0.95%	(1.11)%	(0.86)%	$26,655	—%
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—
Short Russell2000
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—
UltraShort QQQ®
Year ended May 31, 2010	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009	1.02	0.95	0.14	0.21	956,422	—
Year ended May 31, 2008	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 435

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Dow30SM
Year ended May 31, 2010	$48.15	$(0.28)	$(18.62)	$—	(h)	$(18.90)	$—	$—	$—	$—	$29.25	(39.25)%	(39.04)%
Year ended May 31, 2009	52.84	(0.07)	15.35	0.04		15.32	(0.34)	(19.67)	—	(20.01)	48.15	23.56	22.50
Year ended May 31, 2008	48.86	1.58	4.05	0.07		5.70	(1.72)	—	—	(1.72)	52.84	11.92	12.21
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—		(20.04)	(1.10)	—	—	(1.10)	48.86	(28.86)	(28.80)
UltraShort S&P500®
Year ended May 31, 2010	56.13	(0.31)	(21.42)	—	(h)	(21.73)	—	—	—	—	34.40	(38.71)	(38.04)
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04		15.19	(0.39)	(15.29)	—	(15.68)	56.13	20.68	19.51
Year ended May 31, 2008	51.05	1.56	5.63	0.06		7.25	(1.68)	—	—	(1.68)	56.62	14.38	14.27
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—		(17.88)	(1.07)	—	—	(1.07)	51.05	(25.72)	(25.76)
UltraShort Russell3000
June 30, 2009* through May 31, 2010	40.00	(0.22)	(15.95)	0.01		(16.16)	—	—	—	—	23.84	(40.38)	(40.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Year ended May 31, 2010	0.97%	0.95%	(0.87)%	(0.85)%	$533,081	—%
Year ended May 31, 2009	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—
UltraShort S&P500®
Year ended May 31, 2010	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—
UltraShort Russell3000
June 30, 2009* through May 31, 2010	2.17	0.95	(2.08)	(0.86)	2,385	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

436 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Year ended May 31, 2010	$39.02	$(0.21)	$(20.25)	$—	(h)	$(20.46)	$—	$—	$—	$—	$18.56	(52.43)%	(52.33)%
Year ended May 31, 2009	49.07	0.17	13.96	0.04		14.17	(0.37)	(23.85)	—	(24.22)	39.02	9.02	8.63
Year ended May 31, 2008	49.34	1.71	0.07	0.02		1.80	(2.07)	—	—	(2.07)	49.07	3.26	3.47
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	—		(19.14)	(1.52)	—	—	(1.52)	49.34	(27.71)	(27.83)
UltraShort SmallCap600
Year ended May 31, 2010	47.10	(0.24)	(25.46)	—	(h)	(25.70)	—	—	—	—	21.40	(54.56)	(54.78)
Year ended May 31, 2009	65.94	0.24	9.84	0.08		10.16	(0.39)	(28.61)	—	(29.00)	47.10	0.75	0.81
Year ended May 31, 2008	59.13	1.93	6.92 (i)	0.04		8.89	(2.08)	—	—	(2.08)	65.94	15.08	15.14
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	—		(10.87)	—	—	—	—	59.13	(15.53)	(15.23)
UltraShort Russell2000
Year ended May 31, 2010	44.84	(0.22)	(24.25)	0.01		(24.46)	—	—	—	—	20.38	(54.56)	(54.78)
Year ended May 31, 2009	68.11	0.23	1.89	0.06		2.18	(0.44)	(25.01)	—	(25.45)	44.84	(10.64)	(9.70)
Year ended May 31, 2008	61.00	1.91	6.81 (i)	0.04		8.76	(1.65)	—	—	(1.65)	68.11	14.39	13.81
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	—		(9.00)	—	—	—	—	61.00	(12.86)	(13.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Year ended May 31, 2010	1.14%	0.95%	(1.03)%	(0.85)%	$43,141	—%
Year ended May 31, 2009	1.03	0.95	0.19	0.27	61,460	—
Year ended May 31, 2008	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
Year ended May 31, 2010	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
Year ended May 31, 2010	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 437

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short QQQ®
February 9, 2010* through May 31, 2010	$80.00	$(0.15)	$(18.03)	$—		$(18.18)	$—	$—	$—	$—	$61.82	(22.73)%	(22.66)%
UltraPro Short Dow30SM
February 9, 2010* through May 31, 2010	80.00	(0.16)	(7.99)	—		(8.15)	—	—	—	—	71.85	(10.18)	(10.04)
UltraPro Short S&P500®
June 23, 2009* through May 31, 2010	80.00	(0.29)	(45.08)	0.01		(45.36)	—	—	—	—	34.64	(56.70)	(56.80)
UltraPro Short MidCap400
February 9, 2010* through May 31, 2010	80.00	(0.14)	(24.34)	—		(24.48)	—	—	—	—	55.52	(30.60)	(30.69)
UltraPro Short Russell2000
February 9, 2010* through May 31, 2010	80.00	(0.13)	(29.61)	—		(29.74)	—	—	—	—	50.26	(37.18)	(37.21)
UltraShort Russell1000 Value
Year ended May 31, 2010	84.91	(0.47)	(35.82)	—	(h)	(36.29)	—	—	—	—	48.62	(42.74)	(42.11)
Year ended May 31, 2009	80.43	(0.24)	14.77 (i)	0.14		14.67	(0.66)	(9.53)	—	(10.19)	84.91	15.10	14.12
Year ended May 31, 2008	64.88	2.30	15.55	0.06		17.91	(2.36)	—	—	(2.36)	80.43	28.19	28.22
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)	—		(5.12)	—	—	—	—	64.88	(7.31)	(7.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ®
February 9, 2010* through May 31, 2010	1.86%	0.95%	(1.73)%	(0.82)%	$27,818	—%
UltraPro Short Dow30SM
February 9, 2010* through May 31, 2010	2.15	0.95	(2.02)	(0.83)	10,778	—
UltraPro Short S&P500®
June 23, 2009* through May 31, 2010	1.01	0.95	(0.91)	(0.86)	249,373	—
UltraPro Short MidCap400
February 9, 2010* through May 31, 2010	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
February 9, 2010* through May 31, 2010	2.12	0.95	(1.99)	(0.82)	15,077	—
UltraShort Russell1000 Value
Year ended May 31, 2010	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009	1.45	0.95	(0.71)	(0.21)	12,736	—
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

438 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Growth
Year ended May 31, 2010	$57.50	$(0.34)	$(22.01)		$0.01	$(22.34)	$—	$—	$—	$—	$35.16	(38.86)%	(38.64)%
Year ended May 31, 2009	63.00	(0.12)	27.87		0.07	27.82	(0.36)	(32.96)	—	(33.32)	57.50	26.02	25.79
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03	0.66	(2.73)	—	—	(2.73)	63.00	0.75	1.11
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—	(4.93)	—	—	—	—	65.07	(7.04)	(7.46)
UltraShort Russell MidCap Value
Year ended May 31, 2010	54.48	(0.25)	(28.49)		0.01	(28.73)	—	(3.60)	—	(3.60)	22.15	(56.07)	(56.50)
Year ended May 31, 2009	78.38	(0.30)	32.17		0.03	31.90	(0.38)	(55.42)	—	(55.80)	54.48	14.54	13.85
Year ended May 31, 2008	65.74	2.33	14.04		—	16.37	(3.07)	(0.66)	—	(3.73)	78.38	25.08	31.85
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)		—	(4.26)	—	—	—	—	65.74	(6.09)	(5.79)
UltraShort Russell MidCap Growth
Year ended May 31, 2010	45.39	(0.24)	(22.07)		0.01	(22.30)	—	—	—	—	23.09	(49.14)	(49.35)
Year ended May 31, 2009	60.74	0.18	35.77		0.04	35.99	(0.56)	(50.78)	—	(51.34)	45.39	21.03	21.38
Year ended May 31, 2008	64.41	1.84	(2.15)		0.05	(0.26)	(3.41)	—	—	(3.41)	60.74	(0.82)	(0.88)
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)		—	(5.59)	—	—	—	—	64.41	(7.99)	(7.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Growth
Year ended May 31, 2010	1.89%	0.95%	(1.78)%	(0.85)%	$10,548	—%
Year ended May 31, 2009	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—
UltraShort Russell MidCap Value
Year ended May 31, 2010	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—
UltraShort Russell MidCap Growth
Year ended May 31, 2010	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009	1.78	0.95	(0.61)	0.22	6,809	—
Year ended May 31, 2008	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 439

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Year ended May 31, 2010	$49.23	$(0.25)	$(28.02)		$—	(h)	$(28.27)	$—	$—	$—	$—	$20.96	(57.42)%	(57.68)%
Year ended May 31, 2009	84.13	0.07	(3.93	)(i)	0.09		(3.77)	(0.59)	(30.54)	—	(31.13)	49.23	(16.68)	(16.36)
Year ended May 31, 2008	68.66	2.40	16.30	(i)	0.07		18.77	(3.22)	(0.08)	—	(3.30)	84.13	27.75	27.63
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)		—		(1.34)	—	—	—	—	68.66	(1.91)	(1.61)
UltraShort Russell2000 Growth
Year ended May 31, 2010	38.11	(0.18)	(17.94)		—	(h)	(18.12)	—	(3.29)	—	(3.29)	16.70	(51.35)	(51.60)
Year ended May 31, 2009	66.55	0.26	17.55		0.05		17.86	(0.56)	(45.74)	—	(46.30)	38.11	(1.51)	(1.08)
Year ended May 31, 2008	65.55	2.01	1.15	(i)	0.02		3.18	(2.18)	—	—	(2.18)	66.55	4.76	4.50
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)		—		(4.45)	—	—	—	—	65.55	(6.36)	(6.17)
Short Basic Materials
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51		0.01		3.43	—	—	—	—	53.43	6.86	5.98
Short Financials
Year ended May 31, 2010	56.71	(0.39)	(14.39)		—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)		—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Year ended May 31, 2010	1.85%	0.95%	(1.74)%	(0.84)%	$7,862	—%
Year ended May 31, 2009	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008	1.26	0.95	2.34	2.65	25,238	—
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
Year ended May 31, 2010	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—
Short Basic Materials
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—
Short Financials
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

440 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short KBW Regional Banking
April 20, 2010* through May 31, 2010	$60.00	$(0.06)	$5.60	$0.01		$5.55	$—	$—	$—	$—	$65.55	9.25%	9.35%
Short Oil & Gas
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04
Short Real Estate
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)
UltraShort Basic Materials
Year ended May 31, 2010(k)	88.93	(0.41)	(48.79)	0.03		(49.17)	—	—	—	—	39.76	(55.30)	(55.66)
Year ended May 31, 2009(k)	142.62	0.85	79.28	0.29		80.42	(1.21)	(132.90)	—	(134.11)	88.93	1.25	1.23
Year ended May 31, 2008(k)	265.38	4.10	(118.26)	0.28		(113.88)	(8.88)	—	—	(8.88)	142.62	(44.32)	(43.75)
January 30, 2007* through May 31, 2007(k)	350.00	4.79	(89.41)	—		(84.62)	—	—	—	—	265.38	(24.17)	(24.54)
UltraShort Consumer Goods
Year ended May 31, 2010	65.58	(0.39)	(24.71)	0.01		(25.09)	—	—	—	—	40.49	(38.26)	(38.31)
Year ended May 31, 2009	68.96	0.04	15.73	0.07		15.84	(0.36)	(18.86)	—	(19.22)	65.58	18.16	17.50
Year ended May 31, 2008	64.74	1.84	4.90	0.03		6.77	(2.55)	—	—	(2.55)	68.96	10.70	11.15
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)	—		(5.26)	—	—	—	—	64.74	(7.51)	(7.57)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short KBW Regional Banking
April 20, 2010* through May 31, 2010	3.40%	0.95%	(3.27)%	(0.82)%	$19,665	—%
Short Oil & Gas
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
Short Real Estate
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—
UltraShort Basic Materials
Year ended May 31, 2010(k)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008(k)	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007(k)	2.00	0.95	3.64	4.69	7,961	—
UltraShort Consumer Goods
Year ended May 31, 2010	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 441

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Year ended May 31, 2010	$64.37	$(0.37)	$(32.97)		$0.01		$(33.33)	$—	$—	$—	$—	$31.04	(51.78)%	(51.73)%
Year ended May 31, 2009	83.90	0.02	14.66		0.10		14.78	(0.40)	(33.91)	—	(34.31)	64.37	5.04	4.78
Year ended May 31, 2008	67.48	1.83	19.97	(i)	0.06		21.86	(3.06)	(2.38)	—	(5.44)	83.90	32.97	33.27
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)		—		(2.52)	—	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
Year ended May 31, 2010	41.38	(0.22)	(20.05)		0.01		(20.26)	—	—	—	—	21.12	(48.97)	(49.24)
Year ended May 31, 2009	110.16	0.40	(69.01	)(i)	0.18		(68.43)	(0.35)	—	—	(0.35)	41.38	(62.32)	(62.28)
Year ended May 31, 2008	68.14	2.28	41.76		0.08		44.12	(2.10)	—	—	(2.10)	110.16	65.66	66.41
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)		—		(1.86)	—	—	—	—	68.14	(2.66)	(2.86)
UltraShort Health Care
Year ended May 31, 2010	54.82	(0.34)	(16.46)		—	(h)	(16.80)	—	—	—	—	38.02	(30.66)	(32.07)
Year ended May 31, 2009	77.46	0.01	7.52	(i)	0.03		7.56	(0.55)	(29.65)	—	(30.20)	54.82	5.26	8.06
Year ended May 31, 2008	63.76	2.15	14.54		—		16.69	(2.99)	—	—	(2.99)	77.46	26.90	32.49
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)		—		(6.24)	—	—	—	—	63.76	(8.91)	(9.09)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Year ended May 31, 2010	1.15%	0.95%	(1.03)%	(0.83)%	$32,595	—%
Year ended May 31, 2009	1.03	0.95	(0.06)	0.02	72,413	—
Year ended May 31, 2008	1.15	0.95	1.87	2.07	100,678	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,601	—
UltraShort Financials
Year ended May 31, 2010	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—
UltraShort Health Care
Year ended May 31, 2010	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

442 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Industrials
Year ended May 31, 2010	$43.33	$(0.23)	$(22.46)		$0.01	$(22.68)	$—	$—	$—	$—	$20.65	(52.34)%	(52.12)%
Year ended May 31, 2009	54.08	0.12	37.23		0.06	37.41	(0.31)	(47.85)	—	(48.16)	43.33	43.35	42.30
Year ended May 31, 2008	56.92	1.46	(2.09)		0.07	(0.56)	(2.28)	—	—	(2.28)	54.08	(1.09)	(0.87)
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)		—	(13.08)	—	—	—	—	56.92	(18.69)	(18.64)
UltraShort Nasdaq Biotechnology
April 7, 2010* through May 31, 2010	60.00	(0.08)	14.66		0.01	14.59	—	—	—	—	74.59	24.32	23.17
UltraShort Oil & Gas
Year ended May 31, 2010(k)	86.61	(0.61)	(17.00)		0.02	(17.59)	—	—	—	—	69.02	(20.30)	(19.67)
Year ended May 31, 2009(k)	143.61	1.00	(17.55	)(i)	0.17	(16.38)	(1.30)	(39.32)	—	(40.62)	86.61	(22.80)	(23.55)
Year ended May 31, 2008(k)	254.96	3.11	(109.64)		0.11	(106.42)	(4.93)	—	—	(4.93)	143.61	(42.37)	(42.21)
January 30, 2007* through May 31, 2007(k)	350.00	4.70	(99.74)		—	(95.04)	—	—	—	—	254.96	(27.16)	(27.16)
UltraShort Real Estate
Year ended May 31, 2010(k)	97.42	(0.40)	(69.65)		0.01	(70.04)	—	—	—	—	27.38	(71.90)	(72.07)
Year ended May 31, 2009(k)	422.22	(0.28)	(299.38)		0.34	(299.32)	(2.65)	(22.83)	—	(25.48)	97.42	(74.95)	(74.96)
Year ended May 31, 2008(k)	383.64	13.29	33.09	(i)	0.44	46.82	(8.24)	—	—	(8.24)	422.22	12.03	12.33
January 30, 2007* through May 31, 2007(k)	350.00	5.48	28.16		—	33.64	—	—	—	—	383.64	9.61	9.90

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Industrials
Year ended May 31, 2010	1.42%	0.95%	(1.30)%	(0.83)%	$13,937	—%
Year ended May 31, 2009	1.09	0.95	0.03	0.16	35,750	—
Year ended May 31, 2008	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—
UltraShort Nasdaq Biotechnology
April 7, 2010* through May 31, 2010	3.56	0.95	(3.42)	(0.81)	7,459	—
UltraShort Oil & Gas
Year ended May 31, 2010(k)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008(k)	0.99	0.95	1.78	1.82	2,328,579	—
January 30, 2007* through May 31, 2007(k)	1.59	0.95	3.87	4.51	30,595	—
UltraShort Real Estate
Year ended May 31, 2010(k)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008(k)	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007(k)	1.24	0.95	4.00	4.29	97,829	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 443

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Semiconductors
Year ended May 31, 2010	$38.37	$(0.18)	$(21.88)		$0.01		$(22.05)	$—	$—	$—	$—	$16.32	(57.47)%	(57.78)%
Year ended May 31, 2009	55.39	0.03	25.61		0.08		25.72	(0.39)	(42.35)	—	(42.74)	38.37	3.64	4.01
Year ended May 31, 2008	61.64	1.69	(5.48)		0.05		(3.74)	(2.51)	—	—	(2.51)	55.39	(6.11)	(5.58)
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)		—		(8.36)	—	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
Year ended May 31, 2010	44.11	(0.22)	(21.10)		—	(h)	(21.32)	—	—	—	—	22.79	(48.33)	(48.20)
Year ended May 31, 2009	54.22	(0.04)	16.87		0.03		16.86	(0.51)	(26.46)	—	(26.97)	44.11	7.97	7.36
Year ended May 31, 2008	63.03	1.42	(7.45)		0.05		(5.98)	(2.83)	—	—	(2.83)	54.22	(9.69)	(9.66)
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)		—		(6.97)	—	—	—	—	63.03	(9.96)	(9.71)
UltraShort Telecommunications
Year ended May 31, 2010	31.00	(0.15)	(7.30)		—	(h)	(7.45)	(0.11)	(9.47)	—	(9.58)	13.97	(32.03)	(34.04)
Year ended May 31, 2009	53.57	0.18	11.10		0.01		11.29	(0.58)	(33.28)	—	(33.86)	31.00	(2.77)	(0.82)
March 25, 2008* through May 31, 2008	70.00	0.14	(16.59	)(i)	0.02		(16.43)	—	—	—	—	53.57	(23.47)	(23.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Year ended May 31, 2010	1.31%	0.95%	(1.19)%	(0.83)%	$24,477	—%
Year ended May 31, 2009	1.25	0.95	(0.26)	0.04	34,531	—
Year ended May 31, 2008	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Year ended May 31, 2010	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—
UltraShort Telecommunications
Year ended May 31, 2010	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008	3.21	0.95	(1.01)	1.25	8,036	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

444 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Utilities
Year ended May 31, 2010	$41.06	$(0.21)	$(10.83)	$—	(h)	$(11.04)	$(0.09)	$(7.74)	$—	$(7.83)	$22.19	(30.14)%	(31.40)%
Year ended May 31, 2009	50.89	0.03	23.24	0.03		23.30	(0.31)	(32.82)	—	(33.13)	41.06	41.38	42.53
Year ended May 31, 2008	54.43	1.81	(3.46)	0.05		(1.60)	(1.94)	—	—	(1.94)	50.89	(3.36)	(3.16)
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)	—	(h)	(15.57)	—	—	—	—	54.43	(22.24)	(22.39)
Short MSCI EAFE
Year ended May 31, 2010	73.29	(0.53)	(8.46)	0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Year ended May 31, 2009	73.63	(0.31)	16.49 (i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21
October 23, 2007* through May 31, 2008	70.00	1.06	3.07	0.02		4.15	(0.52)	—	—	(0.52)	73.63	5.92	6.05
Short MSCI Emerging Markets
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	—	(0.63)	69.46	0.06	(0.59)
Short FTSE/Xinhua China 25
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Year ended May 31, 2010	2.23%	0.95%	(2.13)%	(0.85)%	$6,656	—%
Year ended May 31, 2009	2.21	0.95	(1.20)	0.05	12,318	—
Year ended May 31, 2008	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—
Short MSCI Emerging Markets
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
Short FTSE/Xinhua China 25
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 445

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Year ended May 31, 2010	$62.45	$(0.37)	$(16.76)		$0.02	$(17.11)	$—	$—	$—	$—	$45.34	(27.40)%	(27.48)%
Year ended May 31, 2009	74.55	0.05	12.34		0.15	12.54	(0.53)	(24.11)	—	(24.64)	62.45	4.39	4.27
October 23, 2007* through May 31, 2008	70.00	0.97	3.92	(i)	0.07	4.96	(0.41)	—	—	(0.41)	74.55	7.06	7.29
UltraShort MSCI Emerging Markets
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)		0.04	(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)		0.51	(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)
October 30, 2007* through May 31, 2008(k)	350.00	4.25	(35.07)		0.30	(30.52)	(2.71)	—	—	(2.71)	316.77	(8.87)	(9.60)
UltraShort MSCI Europe
June 16, 2009* through May 31, 2010	40.00	(0.19)	(13.12	)(i)	0.06	(13.25)	—	—	—	—	26.75	(33.13)	(33.75)
UltraShort MSCI Pacific ex-Japan
June 16, 2009* through May 31, 2010	40.00	(0.17)	(18.35)		0.03	(18.49)	—	—	—	—	21.51	(46.23)	(48.00)
UltraShort MSCI Brazil
June 16, 2009* through May 31, 2010	60.00	(0.21)	(34.01)		0.02	(34.20)	—	—	—	—	25.80	(57.00)	(54.13)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Year ended May 31, 2010	1.29%	0.95%	(1.18)%	(0.84)%	$47,603	—%
Year ended May 31, 2009	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—
UltraShort MSCI Emerging Markets
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	1.08	0.95	(0.17)	(0.04)	207,075	—
October 30, 2007* through May 31, 2008(k)	1.01	0.95	1.87	1.93	275,590	—
UltraShort MSCI Europe
June 16, 2009* through May 31, 2010	1.29	0.95	(1.17)	(0.83)	187,242	—
UltraShort MSCI Pacific ex-Japan
June 16, 2009* through May 31, 2010	3.01	0.95	(2.90)	(0.84)	3,226	—
UltraShort MSCI Brazil
June 16, 2009* through May 31, 2010	1.51	0.95	(1.40)	(0.84)	42,577	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

446 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE/Xinhua China 25
Year ended May 31, 2010(k)	$68.15	$(0.38)	$(25.59)	$—	(h)	$(25.97)	$—	$—	$—	$—	$42.18	(38.11)%	(38.21)%
Year ended May 31, 2009(k)	337.84	0.66	(267.53)	0.30		(266.57)	(3.12)	—	—	(3.12)	68.15	(79.69)	(79.68)
November 6, 2007* through May 31, 2008(k)	350.00	4.89	(15.06)	0.41		(9.76)	(2.40)	—	—	(2.40)	337.84	(2.91)	(2.78)
UltraShort MSCI Japan
Year ended May 31, 2010	58.79	(0.41)	(9.22)	0.01		(9.62)	—	—	—	—	49.17	(16.36)	(16.81)
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03		(0.67)	(0.74)	—	—	(0.74)	68.59	(1.10)	(0.98)
UltraShort MSCI Mexico Investable Market
June 16, 2009* through May 31, 2010	60.00	(0.27)	(36.66)	0.03		(36.90)	—	—	—	—	23.10	(61.50)	(59.92)
Short 20+ Year Treasury
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort FTSE/Xinhua China 25
Year ended May 31, 2010(k)	1.03%	0.95%	(0.94)%	(0.86)%	$400,477	—%
Year ended May 31, 2009(k)	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008(k)	1.05	0.95	2.06	2.16	673,999	—
UltraShort MSCI Japan
Year ended May 31, 2010	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—
UltraShort MSCI Mexico Investable Market
June 16, 2009* through May 31, 2010	1.98	0.95	(1.88)	(0.85)	3,582	—
Short 20+ Year Treasury
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 447

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 7-10 Year Treasury
Year ended May 31, 2010	$56.61	$(0.46)	$(9.48)		$0.01	$(9.93)	$—	$—	$—	$—	$46.68	(17.56)%	(17.60)%
Year ended May 31, 2009	72.02	(0.32)	(14.91)		0.03	(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
April 29, 2008* through May 31, 2008	70.00	0.06	1.93		0.03	2.02	—	—	—	—	72.02	2.89	3.23
UltraShort 20+ Year Treasury
Year ended May 31, 2010	52.48	(0.42)	(11.95)		0.02	(12.35)	—	—	—	—	40.13	(23.55)	(23.48)
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03	(19.69)	(0.17)	—	—	(0.17)	52.48	(27.25)	(27.43)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04	2.34	—	—	—	—	72.34	3.34	3.89
Credit Suisse 130/30
July 13, 2009* through May 31, 2010	40.00	0.38	9.63		0.02	10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 7-10 Year Treasury
Year ended May 31, 2010	0.99%	0.95%	(0.90)%	(0.86)%	$367,630	—%
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort 20+ Year Treasury
Year ended May 31, 2010	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—
Credit Suisse 130/30
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101

*  Commencement of investment operations.

See accompanying notes to the financial statements.

448 :: ProShares Trust :: Financial Highlights

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 449

Notes to Financial Statements

450 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 99 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board ("FASB") announced that for financial statements issued for interim and annual periods ending after September 15, 2009, the FASB Accounting Standards CodificationTM ("ASC" or the "Codification") would become the sole source of authoritative generally accepted accounting principles. Accordingly, these Notes to Financial Statements no longer contain references to pre-Codification accounting standards.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed income securities maturing in sixty days or less may be valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 451

The following is a summary of the valuations as of May 31, 2010 for each Fund based upon the three levels defined above:

At May 31, 2010 there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Common Stocks / Shares of Beneficial Interest	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Security	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$558,896,327	$(3,882,496)	$22,368,485	—	—	$30,405,832	$212,092,728	$(51,279,951)	$823,763,372	$(55,162,447)
Ultra Dow30SM	222,422,804	(1,853,567)	—	—	—	16,672,929	116,413,875	(29,710,652)	355,509,608	(31,564,219)
Ultra S&P500®	1,569,236,993	(8,254,632)	—	—	—	12,672,940	88,592,090	(20,416,034)	1,670,502,023	(28,670,666)
Ultra Russell3000	4,922,326	—	—	—	—	57,970	403,672	411,673	5,383,968	411,673
Ultra MidCap400	86,677,922	(122,936)	—	—	—	3,915,524	27,355,801	(2,862,498)	117,949,247	(2,985,434)
Ultra SmallCap600	48,771,044	1,021	—	—	—	1,189,670	8,311,546	(4,201,077)	58,272,260	(4,200,056)
Ultra Russell2000	218,877,048	(379,534)	—	$396	—	6,482,607	45,145,885	(8,554,193)	270,505,936	(8,933,727)
UltraPro QQQ®	35,417,310	(245,463)	1,417,487	—	—	836,666	5,737,496	1,242,390	43,408,959	996,927
UltraPro Dow30SM	6,353,596	(29,664)	—	—	—	674,732	4,610,853	211,028	11,639,181	181,364
UltraPro S&P500®	110,629,401	98,677	—	—	—	2,691,229	18,793,511	2,137,807	132,114,141	2,236,484
UltraPro MidCap400	13,069,945	33,720	—	—	—	685,928	4,794,297	1,005,864	18,550,170	1,039,584
UltraPro Russell2000	11,348,466	38,616	—	21	—	272,597	1,844,657	2,005,790	13,465,741	2,044,406
Ultra Russell1000 Value	9,115,609	—	—	—	—	803,958	5,620,334	(1,857,527)	15,539,901	(1,857,527)
Ultra Russell1000 Growth	7,729,764	—	—	—	—	970,991	6,788,273	(784,168)	15,489,028	(784,168)
Ultra Russell MidCap Value	7,243,639	—	—	—	—	820,317	5,687,392	(1,645,834)	13,751,348	(1,645,834)
Ultra Russell MidCap Growth	11,094,911	—	—	—	—	687,986	4,810,086	(1,719,653)	16,592,983	(1,719,653)
Ultra Russell2000 Value	15,524,238	—	—	—	—	1,034,942	7,231,506	(3,074,447)	23,790,686	(3,074,447)
Ultra Russell2000 Growth	12,716,012	—	—	45	—	1,196,909	8,363,279	(2,428,618)	22,276,245	(2,428,618)
Ultra Basic Materials	164,209,121	—	—	—	—	16,837,103	117,688,958	14,755,853	298,735,182	14,755,853
Ultra Consumer Goods	22,410,141	—	—	—	—	590,008	4,124,243	(643,339)	27,124,392	(643,339)
Ultra Consumer Services	14,220,650	—	—	—	—	736,758	5,152,424	(133,850)	20,109,832	(133,850)
Ultra Financials	1,045,226,307	—	—	—	—	57,670,583	403,244,686	(79,659,241)	1,506,141,576	(79,659,241)
Ultra Health Care	30,839,892	—	—	—	—	300,403	2,098,971	(866,641)	33,239,266	(866,641)
Ultra Industrials	31,044,890	—	—	—	—	546,037	3,817,256	(368,917)	35,408,183	(368,917)
Ultra KBW Regional Banking	6,784,359	—	—	—	—	52,086	364,126	(193,048)	7,200,571	(193,048)
Ultra Nasdaq Biotechnology	4,076,344	—	322,586	—	—	101,359	708,872	(599,375)	5,209,161	(599,375)
Ultra Oil & Gas	332,250,034	—	—	—	—	8,490,542	59,374,292	(27,656,598)	400,114,868	(27,656,598)
Ultra Real Estate	439,814,316	—	—	—	—	18,240,165	127,493,696	4,590,214	585,548,177	4,590,214
Ultra Semiconductors	51,594,807	—	—	—	—	3,135,300	21,926,021	(217,447)	76,656,128	(217,447)
Ultra Technology	98,260,049	—	—	—	—	3,354,891	23,457,418	(3,631,278)	125,072,358	(3,631,278)
Ultra Telecommunications	5,741,862	—	—	—	—	366,251	2,559,525	(254,244)	8,667,638	(254,244)
Ultra Utilities	18,036,772	—	—	—	—	315,467	2,203,553	(331,895)	20,555,792	(331,895)
Ultra MSCI EAFE	—	—	—	—	—	767,443	5,263,624	(225,354)	6,031,067	(225,354)
Ultra MSCI Emerging Markets	—	—	18,582,975	—	—	1,050,391	7,287,281	168,012	26,920,647	168,012
Ultra MSCI Europe	—	—	—	—	—	350,460	2,383,084	(349,691)	2,733,544	(349,691)
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	355,728	2,417,012	(559,391)	2,772,740	(559,391)

452 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Common Stocks / Shares of Beneficial Interest	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Security	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MSCI Brazil	—	—	—	—	—	$369,273	$2,511,743	$(144,524)	$2,881,016	$(144,524)
Ultra FTSE/Xinhua China 25	—	—	—	—	—	5,479,551	37,435,768	420,489	42,915,319	420,489
Ultra MSCI Japan	—	—	—	—	—	1,153,340	7,948,535	(215,858)	9,101,875	(215,858)
Ultra MSCI Mexico Investable Market	—	—	—	—	—	379,555	2,589,482	(299,908)	2,969,037	(299,908)
Ultra 7-10 Year Treasury	—	$(1,163)	—	—	$1,323,973	1,649,467	11,437,057	951,834	14,410,497	950,671
Ultra 20+ Year Treasury	—	(4,778)	—	—	1,146,207	1,306,863	9,027,843	737,785	11,480,913	733,007
Short QQQ®	—	2,505,504	—	—	—	28,268,871	195,735,867	3,964,819	224,004,738	6,470,323
Short Dow30SM	—	2,668,874	—	—	—	32,700,275	226,658,153	11,013,674	259,358,428	13,682,548
Short S&P500®	—	17,457,215	—	—	—	228,952,567	1,583,760,663	(47,736,136)	1,812,713,230	(30,278,921)
Short MidCap400	—	203,334	—	—	—	4,084,122	28,211,839	1,126,815	32,295,961	1,330,149
Short SmallCap600	—	43,506	—	—	—	3,782,904	26,050,099	(688,118)	29,833,003	(644,612)
Short Russell2000	—	3,686,586	—	—	—	32,040,761	222,038,044	3,677,635	254,078,805	7,364,221
UltraShort QQQ®	—	13,795,602	—	—	—	107,240,863	732,261,525	9,899,296	839,502,388	23,694,898
UltraShort Dow30SM	—	6,918,085	—	—	—	62,568,903	427,466,475	21,780,006	490,035,378	28,698,091
UltraShort S&P500®	—	39,158,986	—	—	—	473,080,952	3,224,974,974	(251,747,361)	3,698,055,926	(212,588,375)
UltraShort Russell3000	—	—	—	—	—	317,796	2,169,454	(82,431)	2,487,250	(82,431)
UltraShort MidCap400	—	220,023	—	—	—	6,077,913	41,660,583	(4,802,250)	47,738,496	(4,582,227)
UltraShort SmallCap600	—	52,441	—	—	—	2,414,611	16,524,485	275,416	18,939,096	327,857
UltraShort Russell2000	—	8,945,256	—	—	—	65,502,717	448,527,123	(20,931,515)	514,029,840	(11,986,259)
UltraPro Short QQQ®	—	274,978	—	—	—	3,195,031	21,472,733	(334,588)	24,667,764	(59,610)
UltraPro Short Dow30SM	—	153,382	—	—	—	1,287,365	8,684,858	519,787	9,972,223	673,169
UltraPro Short S&P500®	—	3,075,631	—	—	—	31,715,656	215,246,243	(15,863,888)	246,961,899	(12,788,257)
UltraPro Short MidCap400	—	113,221	—	—	—	663,732	4,524,151	157,867	5,187,883	271,088
UltraPro Short Russell2000	—	211,501	—	—	—	2,017,374	13,639,493	(864,142)	15,656,867	(652,641)
UltraShort Russell1000 Value	—	—	—	—	—	1,291,355	8,828,566	846,496	10,119,921	846,496
UltraShort Russell1000 Growth	—	—	—	—	—	1,224,085	8,395,358	953,829	9,619,443	953,829
UltraShort Russell MidCap Value	—	—	—	—	—	428,589	2,940,324	(31,514)	3,368,913	(31,514)
UltraShort Russell MidCap Growth	—	—	—	—	—	625,275	4,264,921	322,130	4,890,196	322,130
UltraShort Russell2000 Value	—	—	—	—	—	935,329	6,401,667	548,490	7,336,996	548,490
UltraShort Russell2000 Growth	—	—	—	—	—	1,584,761	10,802,255	166,626	12,387,016	166,626
Short Basic Materials	—	—	—	—	—	670,016	4,640,413	51,629	5,310,429	51,629
Short Financials	—	—	—	—	—	12,539,589	86,508,557	(258,304)	99,048,146	(258,304)
Short KBW Regional Banking	—	—	—	—	—	2,073,790	14,334,406	(6,396)	16,408,196	(6,396)
Short Oil & Gas	—	—	—	—	—	1,511,964	10,417,940	22,702	11,929,904	22,702
Short Real Estate	—	—	—	—	—	626,785	4,339,240	(133,250)	4,966,025	(133,250)

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 453

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Common Stocks / Shares of Beneficial Interest	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Security	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Basic Materials	—	—	—	—	—	$18,358,832	$124,854,141	$(11,260,929)	$143,212,973	$(11,260,929)
UltraShort Consumer Goods	—	—	—	—	—	1,930,073	13,190,621	88,909	15,120,694	88,909
UltraShort Consumer Services	—	—	—	—	—	4,126,772	28,274,430	(2,044,915)	32,401,202	(2,044,915)
UltraShort Financials	—	—	—	—	—	76,635,000	520,073,732	(10,984,606)	596,708,732	(10,984,606)
UltraShort Health Care	—	—	—	—	—	701,390	4,807,246	208,509	5,508,636	208,509
UltraShort Industrials	—	—	—	—	—	1,786,936	12,193,868	(16,756)	13,980,804	(16,756)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	905,160	6,200,694	375,938	7,105,854	375,938
UltraShort Oil & Gas	—	—	—	—	—	18,862,618	129,127,317	6,219,263	147,989,935	6,219,263
UltraShort Real Estate	—	—	—	—	—	56,093,583	385,340,485	(40,511,405)	441,434,068	(40,511,405)
UltraShort Semiconductors	—	—	—	—	—	3,564,872	24,397,545	(2,261,619)	27,962,417	(2,261,619)
UltraShort Technology	—	—	—	—	—	2,903,931	19,795,134	(439,681)	22,699,065	(439,681)
UltraShort Telecommunications	—	—	—	—	—	294,237	2,007,803	(192,166)	2,302,040	(192,166)
UltraShort Utilities	—	—	—	—	—	849,862	5,821,991	2,874	6,671,853	2,874
Short MSCI EAFE	—	—	—	—	—	19,557,209	135,449,118	(233,136)	155,006,327	(233,136)
Short MSCI Emerging Markets	—	—	—	—	—	36,898,558	255,138,058	(8,734,794)	292,036,616	(8,734,794)
Short FTSE/Xinhua China 25	—	—	—	—	—	947,779	6,588,556	(444,160)	7,536,335	(444,160)
UltraShort MSCI EAFE	—	—	—	—	—	6,141,270	41,976,701	(443,289)	48,117,971	(443,289)
UltraShort MSCI Emerging Markets	—	—	—	—	—	30,795,650	205,439,282	(13,611,178)	236,234,932	(13,611,178)
UltraShort MSCI Europe	—	—	—	—	—	26,793,119	183,008,804	(16,934,005)	209,801,923	(16,934,005)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	527,083	3,559,303	(850,308)	4,086,386	(850,308)
UltraShort MSCI Brazil	—	—	—	—	—	6,411,830	43,712,291	(10,248,432)	50,124,121	(10,248,432)
UltraShort FTSE/Xinhua China 25	—	—	—	—	—	50,048,515	342,376,287	(30,972,831)	392,424,802	(30,972,831)
UltraShort MSCI Japan	—	—	—	—	—	1,844,733	12,671,613	107,544	14,516,346	107,544
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	518,158	3,535,949	(579,674)	4,054,107	(579,674)
Short 20+ Year Treasury	—	$227,163	—	—	—	60,388,982	419,944,250	(1,083,322)	480,333,232	(856,159)
UltraShort 7-10 Year Treasury	—	55,229	—	—	—	52,163,726	359,322,938	(43,780,716)	411,486,664	(43,725,487)
UltraShort 20+ Year Treasury	—	3,446,395	—	—	—	619,704,801	4,277,143,472	(44,127,181)	4,896,848,273	(40,680,786)
Credit Suisse 130/30	$53,786,219	—	—	—	—	132,522	922,611	(95,234)	54,841,352	(95,234)

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

454 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

American Depositary Receipts ("ADRs")

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 455

to those of the underlying index, or to a component of the underlying index. In a "long" swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for ProShares Short 20+ Year Treasury, Ultra and UltraShort 7-10 Year Treasury and Ultra and UltraShort 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at May 31, 2010 contractually terminate within twenty-one months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds may remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not always similarly collateralized by the counterparty for the benefit of the Funds. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

456 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2010

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra QQQ®	$1,632,875		Ultra QQQ®	$56,795,322
		Ultra Dow30SM	137,071		Ultra Dow30SM	31,701,290
		Ultra S&P500®	—		Ultra S&P500®	28,670,666
		Ultra Russell3000	596,276		Ultra Russell3000	184,603
		Ultra MidCap400	4,544,364		Ultra MidCap400	7,529,798
		Ultra SmallCap600	83,126		Ultra SmallCap600	4,283,182
		Ultra Russell2000	1,546,573		Ultra Russell2000	10,480,300
		UltraPro QQQ®	2,169,425		UltraPro QQQ®	1,172,498
		UltraPro Dow30SM	356,789		UltraPro Dow30SM	175,425
		UltraPro S&P500®	4,639,579		UltraPro S&P500®	2,403,095
		UltraPro MidCap400	2,116,043		UltraPro MidCap400	1,076,459
		UltraPro Russell2000	2,548,068		UltraPro Russell2000	503,662
		Ultra Russell1000 Value	—		Ultra Russell1000 Value	1,857,527
		Ultra Russell1000 Growth	—		Ultra Russell1000 Growth	784,168
		Ultra Russell MidCap Value	—		Ultra Russell MidCap Value	1,645,834
		Ultra Russell MidCap Growth	—		Ultra Russell MidCap Growth	1,719,653
		Ultra Russell2000 Value	—		Ultra Russell2000 Value	3,074,447
		Ultra Russell2000 Growth	—		Ultra Russell2000 Growth	2,428,618
		Ultra Basic Materials	18,876,552		Ultra Basic Materials	4,120,699
		Ultra Consumer Goods	58,082		Ultra Consumer Goods	701,421
		Ultra Consumer Services	295,415		Ultra Consumer Services	429,265
		Ultra Financials	3,851,497		Ultra Financials	83,510,738
		Ultra Health Care	69,767		Ultra Health Care	936,408
		Ultra Industrials	862,307		Ultra Industrials	1,231,224
		Ultra KBW Regional Banking	38,548		Ultra KBW Regional Banking	231,596
		Ultra Nasdaq Biotechnology	—		Ultra Nasdaq Biotechnology	599,375
		Ultra Oil & Gas	—		Ultra Oil & Gas	27,656,598
		Ultra Real Estate	28,988,342		Ultra Real Estate	24,398,128
		Ultra Semiconductors	1,577,109		Ultra Semiconductors	1,794,556
		Ultra Technology	1,514,064		Ultra Technology	5,145,342
		Ultra Telecommunications	—		Ultra Telecommunications	254,244
		Ultra Utilities	120,134		Ultra Utilities	452,029
		Ultra MSCI EAFE	64,909		Ultra MSCI EAFE	290,263
		Ultra MSCI Emerging Markets	365,769		Ultra MSCI Emerging Markets	197,757
		Ultra MSCI Europe	103,918		Ultra MSCI Europe	453,609
		Ultra MSCI Pacific ex-Japan	41,579		Ultra MSCI Pacific ex-Japan	600,970
		Ultra MSCI Brazil	398,028		Ultra MSCI Brazil	542,552

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 457

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra FTSE/Xinhua China 25	$1,780,471		Ultra FTSE/Xinhua China 25	$1,359,982
		Ultra MSCI Japan	146,904		Ultra MSCI Japan	362,762
		Ultra MSCI Mexico Investable Market	135,024		Ultra MSCI Mexico Investable Market	434,932
		Ultra 7-10 Year Treasury	951,834		Ultra 7-10 Year Treasury	1,163
		Ultra 20+ Year Treasury	737,785		Ultra 20+ Year Treasury	4,778
		Short QQQ®	9,540,147		Short QQQ®	3,069,824
		Short Dow30SM	14,604,329		Short Dow30SM	921,781
		Short S&P500®	32,014,793		Short S&P500®	62,293,714
		Short MidCap400	1,883,005		Short MidCap400	552,856
		Short SmallCap600	43,506		Short SmallCap600	688,118
		Short Russell2000	11,751,548		Short Russell2000	4,387,327
		UltraShort QQQ®	54,652,048		UltraShort QQQ®	30,957,150
		UltraShort Dow30SM	35,215,063		UltraShort Dow30SM	6,516,972
		UltraShort S&P500®	99,558,266		UltraShort S&P500®	312,146,641
		UltraShort Russell3000	—		UltraShort Russell3000	82,431
		UltraShort MidCap400	220,023		UltraShort MidCap400	4,802,250
		UltraShort SmallCap600	1,143,161		UltraShort SmallCap600	815,304
		UltraShort Russell2000	18,749,853		UltraShort Russell2000	30,736,112
		UltraPro Short QQQ®	1,222,519		UltraPro Short QQQ®	1,282,129
		UltraPro Short Dow30SM	877,616		UltraPro Short Dow30SM	204,447
		UltraPro Short S&P500®	5,061,392		UltraPro Short S&P500®	17,849,649
		UltraPro Short MidCap400	594,594		UltraPro Short MidCap400	323,506
		UltraPro Short Russell2000	704,123		UltraPro Short Russell2000	1,356,764
		UltraShort Russell1000 Value	1,202,550		UltraShort Russell1000 Value	356,054
		UltraShort Russell1000 Growth	1,129,760		UltraShort Russell1000 Growth	175,931
		UltraShort Russell MidCap Value	83,138		UltraShort Russell MidCap Value	114,652
		UltraShort Russell MidCap Growth	672,016		UltraShort Russell MidCap Growth	349,886
		UltraShort Russell2000 Value	938,226		UltraShort Russell2000 Value	389,736
		UltraShort Russell2000 Growth	887,015		UltraShort Russell2000 Growth	720,389
		Short Basic Materials	278,573		Short Basic Materials	226,944
		Short Financials	1,156,173		Short Financials	1,414,477
		Short KBW Regional Banking	247,003		Short KBW Regional Banking	253,399
		Short Oil & Gas	209,501		Short Oil & Gas	186,799
		Short Real Estate	48,816		Short Real Estate	182,066
		UltraShort Basic Materials	208,151		UltraShort Basic Materials	11,469,080
		UltraShort Consumer Goods	338,873		UltraShort Consumer Goods	249,964
		UltraShort Consumer Services	—		UltraShort Consumer Services	2,044,915

458 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		UltraShort Financials	$12,244,518		UltraShort Financials	$23,229,124
		UltraShort Health Care	278,145		UltraShort Health Care	69,636
		UltraShort Industrials	432,009		UltraShort Industrials	448,765
		UltraShort Nasdaq Biotechnology	633,621		UltraShort Nasdaq Biotechnology	257,683
		UltraShort Oil & Gas	9,556,592		UltraShort Oil & Gas	3,337,329
		UltraShort Real Estate	3,092,426		UltraShort Real Estate	43,603,831
		UltraShort Semiconductors	—		UltraShort Semiconductors	2,261,619
		UltraShort Technology	438,188		UltraShort Technology	877,869
		UltraShort Telecommunications	—		UltraShort Telecommunications	192,166
		UltraShort Utilities	55,228		UltraShort Utilities	52,354
		Short MSCI EAFE	3,987,296		Short MSCI EAFE	4,220,432
		Short MSCI Emerging Markets	4,946,473		Short MSCI Emerging Markets	13,681,267
		Short FTSE/Xinhua China 25	—		Short FTSE/Xinhua China 25	444,160
		UltraShort MSCI EAFE	2,468,802		UltraShort MSCI EAFE	2,912,091
		UltraShort MSCI Emerging Markets	9,392,784		UltraShort MSCI Emerging Markets	23,003,962
		UltraShort MSCI Europe	107,492		UltraShort MSCI Europe	17,041,497
		UltraShort MSCI Pacific ex-Japan	—		UltraShort MSCI Pacific ex-Japan	850,308
		UltraShort MSCI Brazil	121,720		UltraShort MSCI Brazil	10,370,152
		UltraShort FTSE/Xinhua China 25	1,853,954		UltraShort FTSE/Xinhua China 25	32,826,785
		UltraShort MSCI Japan	328,667		UltraShort MSCI Japan	221,123
		UltraShort MSCI Mexico Investable Market	—		UltraShort MSCI Mexico Investable Market	579,674
		Short 20+ Year Treasury	5,122,703		Short 20+ Year Treasury	5,978,862
		UltraShort 7-10 Year Treasury	417,853		UltraShort 7-10 Year Treasury	44,143,340
		UltraShort 20+ Year Treasury	62,368,915		UltraShort 20+ Year Treasury	103,049,701
		Credit Suisse 130/30	392,573		Credit Suisse 130/30	487,807

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 459

The Effect of Derivative Instruments on the Statements of Operations for the Year ended May 31, 2010

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		Ultra QQQ®	$422,726,159	$(123,660,723)
		Ultra Dow30SM	176,891,949	(58,401,218)
		Ultra S&P500®	629,530,657	(185,321,857)
		Ultra Russell3000	786,123	411,673
		Ultra MidCap400	55,893,359	(7,577,933)
		Ultra SmallCap600	24,725,484	(6,458,335)
		Ultra Russell2000	96,229,282	(26,967,176)
		UltraPro QQQ®	(398,300)	996,927
		UltraPro Dow30SM	(52,044)	181,364
		UltraPro S&P500®	11,763,665	2,236,484
		UltraPro MidCap400	1,475,462	1,039,584
		UltraPro Russell2000	783,642	2,044,406
		Ultra Russell1000 Value	7,286,164	(2,979,438)
		Ultra Russell1000 Growth	9,876,643	(2,746,567)
		Ultra Russell MidCap Value	9,388,394	(2,505,814)
		Ultra Russell MidCap Growth	7,942,146	(2,836,696)
		Ultra Russell2000 Value	10,469,344	(3,635,063)
		Ultra Russell2000 Growth	11,991,238	(4,027,803)
		Ultra Basic Materials	174,810,105	(53,038,148)
		Ultra Consumer Goods	7,223,611	(1,511,537)
		Ultra Consumer Services	4,434,779	(423,709)
		Ultra Financials	691,363,407	(217,489,111)
		Ultra Health Care	10,683,230	(2,611,989)
		Ultra Industrials	14,337,800	(2,014,749)
		Ultra KBW Regional Banking	(1,060,241)	(193,048)
		Ultra Nasdaq Biotechnology	(249,414)	(599,375)
		Ultra Oil & Gas	138,716,135	(116,799,877)
		Ultra Real Estate	263,116,704	(22,152,322)
		Ultra Semiconductors	36,084,991	(5,502,248)
		Ultra Technology	53,777,299	(12,589,416)
		Ultra Telecommunications	2,684,100	(753,203)
		Ultra Utilities	4,359,015	(1,196,220)
		Ultra MSCI EAFE	(206,363)	(225,354)
		Ultra MSCI Emerging Markets	948,284	168,012
		Ultra MSCI Europe	(269,512)	(349,691)
		Ultra MSCI Pacific ex-Japan	(230,317)	(559,391)
		Ultra MSCI Brazil	(122,046)	(144,524)
		Ultra FTSE/Xinhua China 25	(3,722,823)	420,489
		Ultra MSCI Japan	284,310	(215,858)
		Ultra MSCI Mexico Investable Market	(34,036)	(299,908)

460 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	Ultra 7-10 Year Treasury	$158,381	$950,671
		Ultra 20+ Year Treasury	399,472	733,007
		Short QQQ®	(77,657,441)	16,780,492
		Short Dow30SM	(90,817,928)	24,920,505
		Short S&P500®	(425,231,267)	27,288,026
		Short MidCap400	(21,220,900)	3,990,697
		Short SmallCap600	(16,010,776)	500,998
		Short Russell2000	(74,538,659)	13,198,965
		UltraShort QQQ®	(765,563,761)	150,659,763
		UltraShort Dow30SM	(377,101,363)	73,018,189
		UltraShort S&P500®	(1,962,402,378)	142,659,384
		UltraShort Russell3000	(2,090,932)	(82,431)
		UltraShort MidCap400	(45,456,852)	5,547,344
		UltraShort SmallCap600	(24,949,587)	4,770,482
		UltraShort Russell2000	(446,907,258)	77,811,316
		UltraPro Short QQQ®	(664,726)	(59,610)
		UltraPro Short Dow30SM	(1,269,304)	673,169
		UltraPro Short S&P500®	(55,299,643)	(12,788,257)
		UltraPro Short MidCap400	(2,704,450)	271,088
		UltraPro Short Russell2000	(2,494,998)	(652,641)
		UltraShort Russell1000 Value	(9,305,486)	3,577,506
		UltraShort Russell1000 Growth	(9,873,714)	4,039,170
		UltraShort Russell MidCap Value	(5,208,426)	879,581
		UltraShort Russell MidCap Growth	(6,871,993)	1,740,870
		UltraShort Russell2000 Value	(13,196,971)	2,878,061
		UltraShort Russell2000 Growth	(11,762,983)	2,332,325
		Short Basic Materials	299,525	51,629
		Short Financials	(59,289,005)	22,178,168
		Short KBW Regional Banking	1,050,468	(6,396)
		Short Oil & Gas	(2,539,339)	574,872
		Short Real Estate	(44,865)	(133,250)
		UltraShort Basic Materials	(129,386,725)	17,749,424
		UltraShort Consumer Goods	(15,969,979)	4,491,100
		UltraShort Consumer Services	(60,391,341)	14,013,542
		UltraShort Financials	(1,030,196,210)	469,165,367
		UltraShort Health Care	(5,201,630)	1,775,300
		UltraShort Industrials	(29,126,349)	8,086,705
		UltraShort Nasdaq Biotechnology	1,089,371	375,938
		UltraShort Oil & Gas	(113,757,764)	57,994,876
		UltraShort Real Estate	(1,576,714,835)	504,898,058
		UltraShort Semiconductors	(30,738,013)	5,202,673
		UltraShort Technology	(28,407,320)	9,420,027
		UltraShort Telecommunications	(724,722)	(15,776)

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 461

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	UltraShort Utilities	$(5,743,149)	$2,092,456
		Short MSCI EAFE	(19,729,264)	9,678,169
		Short MSCI Emerging Markets	(47,469,615)	882,604
		Short FTSE/Xinhua China 25	458,719	(444,160)
		UltraShort MSCI EAFE	(34,507,234)	19,168,739
		UltraShort MSCI Emerging Markets	(202,237,566)	61,692,656
		UltraShort MSCI Europe	18,347,862	(16,934,005)
		UltraShort MSCI Pacific ex-Japan	(2,449,991)	(850,308)
		UltraShort MSCI Brazil	6,419,289	(10,248,432)
		UltraShort FTSE/Xinhua China 25	(136,299,376)	19,923,747
		UltraShort MSCI Japan	(5,868,628)	2,350,854
		UltraShort MSCI Mexico Investable Market	(9,883,644)	(579,674)
		Short 20+ Year Treasury	(39,102,009)	(856,159)
		UltraShort 7-10 Year Treasury	(6,329,493)	(58,092,258)
		UltraShort 20+ Year Treasury	(846,150,443)	(209,612,928)
		Credit Suisse 130/30	(20,324)	(95,234)

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2010, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2009 and October 31, 2008, were as follows:

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra QQQ®	—	—	—	—	$46,354,649	$3,631,517	$428,824	$50,414,990
Ultra Dow30SM	$14,255,646	—	—	$14,255,646	16,164,689	334,415	—	16,499,104
Ultra S&P500®	38,134,373	—	$367,836	38,502,209	34,676,459	1,376,224	—	36,052,683

462 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Russell3000	$12,772	—	—	$12,772	—	—	—	—
Ultra MidCap400	635,914	—	$220,873	856,787	$3,983,796	$370,140	—	$4,353,936
Ultra SmallCap600	138,349	—	49,915	188,264	491,430	4,886	—	496,316
Ultra Russell2000	1,246,142	—	437,257	1,683,399	1,851,371	30,956	—	1,882,327
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	—	—	—	—	—	—	—	—
UltraPro S&P500®	25,302	—	—	25,302	—	—	—	—
UltraPro MidCap400	—	—	—	—	—	—	—	—
UltraPro Russell2000	—	—	—	—	—	—	—	—
Ultra Russell1000 Value	341,000	—	—	341,000	161,018	—	—	161,018
Ultra Russell1000 Growth	179,470	—	9,046	188,516	911,966	—	$28,627	940,593
Ultra Russell MidCap Value	178,133	—	9,150	187,283	89,616	—	—	89,616
Ultra Russell MidCap Growth	24,884	—	12,234	37,118	653,276	867	—	654,143
Ultra Russell2000 Value	196,735	—	—	196,735	132,124	—	—	132,124
Ultra Russell2000 Growth	—	—	10,077	10,077	107,509	1,171	—	108,680
Ultra Basic Materials	4,707,191	—	—	4,707,191	3,799,636	—	—	3,799,636
Ultra Consumer Goods	293,113	—	—	293,113	171,297	—	—	171,297
Ultra Consumer Services	53,836	—	11,646	65,482	30,584	—	—	30.584
Ultra Financials	29,030,024	—	4,962,377	33,992,401	20,582,432	—	—	20,582,432
Ultra Health Care	475,535	—	18,231	493,766	406,625	—	—	406,625
Ultra Industrials	336,855	—	—	336,855	626,189	—	—	626,189
Ultra KBW Regional Banking	—	—	—	—	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	—	—	—	—	—
Ultra Oil & Gas	5,823,113	—	740,383	6,563,496	6,970,659	—	—	6,970,659
Ultra Real Estate	12,671,834	—	—	12,671,834	1,685,331	—	—	1,685,331
Ultra Semiconductors	841,375	—	67,408	908,783	2,119,669	—	19,880	2,139,549
Ultra Technology	32,348	—	191,660	224,008	1,796,855	—	55,621	1,852,476
Ultra Telecommunications	327,812	—	—	327,812	129,756	—	—	129,756
Ultra Utilities	828,586	—	—	828,586	1,300,435	—	—	1,300,435
Ultra MSCI EAFE	—	—	—	—	—	—	—	—
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	—
Ultra MSCI Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil	—	—	—	—	—	—	—	—
Ultra FTSE/Xinhua China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Investable Market	—	—	—	—	—	—	—	—

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 463

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra 7-10 Year Treasury	—	—	—	—	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—	—	—	—	—
Short QQQ®	$4,857,267	$248,328	—	$5,105,595	$1,604,409	—	—	$1,604,409
Short Dow30SM	20,334,279	644,280	—	20,978,559	2,894,063	—	—	2,894,063
Short S&P500®	57,351,350	184,807	—	57,536,157	5,494,293	—	—	5,494,293
Short MidCap400	3,831,813	407,412	—	4,239,225	1,014,577	—	—	1,014,577
Short SmallCap600	7,266,783	—	—	7,266,783	275,441	—	—	275,441
Short Russell2000	16,407,387	179,159	—	16,586,546	746,634	—	—	746,634
UltraShort QQQ®	104,079,968	—	—	104,079,968	30,365,928	—	—	30,365,928
UltraShort Dow30SM	139,678,620	—	—	139,678,620	42,152,241	—	—	42,152,241
UltraShort S&P500®	386,940,342	—	—	386,940,342	171,060,888	—	—	171,060,888
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort MidCap400	23,260,894	—	—	23,260,894	4,083,703	—	—	4,083,703
UltraShort SmallCap600	10,792,862	—	—	10,792,862	998,698	—	—	998,698
UltraShort Russell2000	133,518,106	—	—	133,518,106	13,206,912	—	—	13,206,912
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	2,158,640	—	—	2,158,640	108,052	—	—	108,052
UltraShort Russell1000 Growth	7,425,631	—	—	7,425,631	316,751	—	—	316,751
UltraShort Russell MidCap Value	4,496,614	—	—	4,496,614	148,576	—	—	148,576
UltraShort Russell MidCap Growth	4,034,605	—	—	4,034,605	162,288	—	—	162,288
UltraShort Russell2000 Value	2,291,569	—	—	2,291,569	639,929	—	—	639,929
UltraShort Russell2000 Growth	8,175,002	—	—	8,175,002	605,611	—	—	605,611
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	1,805,528	—	—	1,805,528	50,456	—	—	50,456
Short KBW Regional Banking	—	—	—	—	—	—	—	—
Short Oil & Gas	1,823,555	—	—	1,823,555	38,441	—	—	38,441
Short Real Estate	—	—	—	—	—	—	—	—
UltraShort Basic Materials	45,864,183	—	—	45,864,183	2,693,863	—	—	2,693,863
UltraShort Consumer Goods	8,488,763	—	—	8,488,763	526,632	—	—	526,632
UltraShort Consumer Services	38,162,521	—	—	38,162,521	2,170,290	—	—	2,170,290

464 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Financials	—	—	—	—	$17,064,335	—	—	$17,064,335
UltraShort Health Care	$4,449,637	—	—	$4,449,637	239,612	—	—	239,612
UltraShort Industrials	39,519,612	—	—	39,519,612	677,727	—	—	677,727
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Oil & Gas	75,696,978	—	—	75,696,978	58,418,685	—	—	58,418,685
UltraShort Real Estate	100,188,889	—	—	100,188,889	9,223,976	—	—	9,223,976
UltraShort Semiconductors	12,716,082	—	—	12,716,082	366,531	—	—	366,531
UltraShort Technology	19,878,350	—	—	19,878,350	690,835	—	—	690,835
UltraShort Telecommunications	3,207,854	—	—	3,207,854	55,158	—	—	55,158
UltraShort Utilities	10,305,423	—	—	10,305,423	236,113	—	—	236,113
Short MSCI EAFE	8,530,603	—	—	8,530,603	305,844	—	—	305,844
Short MSCI Emerging Markets	2,875,902	—	—	2,875,902	533,903	—	—	533,903
Short FTSE/Xinhua China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	18,091,178	—	—	18,091,178	1,196,024	—	—	1,196,024
UltraShort MSCI Emerging Markets	—	—	—	—	16,505,144	—	—	16,505,144
UltraShort MSCI Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil	—	—	—	—	—	—	—	—
UltraShort FTSE/Xinhua China 25	—	—	—	—	5,870,064	—	—	5,870,064
UltraShort MSCI Japan	1,824,093	—	—	1,824,093	285,972	—	—	285,972
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	3,260	—	—	3,260	256,080	—	—	256,080
UltraShort 20+ Year Treasury	—	—	—	—	843,693	—	—	843,693
Credit Suisse 130/30	52,705	—	—	52,705	—	—	—	—

At October 31, 2009 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra QQQ®	—	—	$(1,041,115,345)	$163,600,404
Ultra Dow30SM	$66,742	—	(460,137,384)	109,077,251
Ultra S&P500®	—	—	(1,529,207,136)	470,624,855
Ultra Russell3000	—	—	—	254,056
Ultra MidCap400	—	—	(76,643,492)	33,839,530
Ultra SmallCap600	—	—	(25,886,598)	1,152,311
Ultra Russell2000	—	—	(214,123,506)	37,013,572

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 465

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro QQQ®	—	—	—	—
UltraPro Dow30SM	—	—	—	—
UltraPro S&P500®	—	—	—	$2,382,734
UltraPro MidCap400	—	—	—	—
UltraPro Russell2000	—	—	—	—
Ultra Russell1000 Value	$2,848	—	$(14,385,737)	2,977,824
Ultra Russell1000 Growth	—	—	(17,797,256)	3,647,953
Ultra Russell MidCap Value	—	—	(6,373,560)	1,986,250
Ultra Russell MidCap Growth	—	—	(12,285,988)	1,694,643
Ultra Russell2000 Value	—	—	(11,196,974)	(2,409,127)
Ultra Russell2000 Growth	—	—	(14,292,073)	879,545
Ultra Basic Materials	—	—	(61,950,843)	164,218,838
Ultra Consumer Goods	50,711	—	(3,397,789)	3,063,796
Ultra Consumer Services	—	—	(3,242,134)	760,849
Ultra Financials	—	—	(2,835,532,241)	417,750,760
Ultra Health Care	—	—	(21,983,426)	4,171,666
Ultra Industrials	3,115	—	(4,161,303)	4,940,270
Ultra KBW Regional Banking	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	—
Ultra Oil & Gas	—	—	(162,778,499)	128,102,479
Ultra Real Estate	—	—	(35,610,371)	63,242,396
Ultra Semiconductors	—	—	(53,764,337)	19,718,546
Ultra Technology	—	—	(48,126,718)	32,357,194
Ultra Telecommunications	13,189	—	(3,817,347)	(440,457)
Ultra Utilities	8,895	—	(17,095,279)	1,389,725
Ultra MSCI EAFE	—	—	(43,571)	605,357
Ultra MSCI Emerging Markets	—	—	(11,592)	400,690
Ultra MSCI Europe	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—
Ultra MSCI Brazil	—	—	—	—
Ultra FTSE/Xinhua China 25	—	—	(465,248)	3,134,837
Ultra MSCI Japan	—	—	(9,848)	137,557
Ultra MSCI Mexico Investable Market	—	—	—	—
Ultra 7-10 Year Treasury	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—
Short QQQ®	—	—	(46,413,351)	(15,745,646)
Short Dow30SM	—	—	(27,666,267)	(29,292,384)
Short S&P500®	—	—	(275,479,255)	(106,409,492)
Short MidCap400	—	—	(14,091,075)	(5,379,277)
Short SmallCap600	—	—	(10,910,309)	(1,712,604)
Short Russell2000	—	—	(30,602,995)	(5,426,203)
UltraShort QQQ®	—	—	(344,027,075)	(192,605,048)
UltraShort Dow30SM	—	—	(211,568,661)	(118,104,736)
UltraShort S&P500®	—	—	(954,224,900)	(704,030,835)
UltraShort Russell3000	—	—	(578,178)	(821,560)
UltraShort MidCap400	—	—	(62,058,079)	2,164,006
UltraShort SmallCap600	—	—	(10,418,599)	(5,977,567)
UltraShort Russell2000	—	—	(197,617,837)	(97,107,591)
UltraPro Short QQQ®	—	—	—	—

466 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro Short Dow30SM	—	—	—	—
UltraPro Short S&P500®	—	—	$(21,450,893)	$(9,006,203)
UltraPro Short MidCap400	—	—	—	—
UltraPro Short Russell2000	—	—	—	—
UltraShort Russell1000 Value	—	—	(15,201,628)	(1,506,934)
UltraShort Russell1000 Growth	—	—	(18,361,737)	(2,082,495)
UltraShort Russell MidCap Value	—	—	(4,103,949)	(1,951,032)
UltraShort Russell MidCap Growth	—	—	(11,156,011)	237,181
UltraShort Russell2000 Value	—	—	(14,216,121)	(3,515,947)
UltraShort Russell2000 Growth	—	—	(13,016,043)	(1,988,414)
Short Basic Materials	—	—	—	—
Short Financials	—	—	(55,095,891)	(17,288,001)
Short KBW Regional Banking	—	—	—	—
Short Oil & Gas	—	—	(1,584,332)	(1,453,424)
Short Real Estate	—	—	—	—
UltraShort Basic Materials	—	—	(99,100,007)	(44,761,727)
UltraShort Consumer Goods	—	—	(680,668)	(8,324,550)
UltraShort Consumer Services	—	—	(37,806,587)	(14,299,985)
UltraShort Financials	—	—	(939,341,490)	(5,574,383)
UltraShort Health Care	—	—	(10,002,522)	(1,293,840)
UltraShort Industrials	—	—	(17,718,515)	(11,517,332)
UltraShort Nasdaq Biotechnology	—	—	—	—
UltraShort Oil & Gas	—	—	(72,588,775)	(81,229,074)
UltraShort Real Estate	—	—	(2,597,807,224)	(32,203,014)
UltraShort Semiconductors	—	—	(28,767,489)	(6,488,984)
UltraShort Technology	—	—	(38,866,512)	(8,976,030)
UltraShort Telecommunications	$8,014	—	(5,408,371)	128,349
UltraShort Utilities	32,212	—	(7,484,152)	(1,714,741)
Short MSCI EAFE	—	—	(32,745,434)	(337,110)
Short MSCI Emerging Markets	—	—	(40,438,104)	(16,804,117)
Short FTSE/Xinhua China 25	—	—	—	—
UltraShort MSCI EAFE	—	—	(67,426,453)	862,309
UltraShort MSCI Emerging Markets	—	—	(520,833,289)	21,250,240
UltraShort MSCI Europe	—	—	(3,795,429)	310,591
UltraShort MSCI Pacific ex-Japan	—	—	(1,002,480)	(777,816)
UltraShort MSCI Brazil	—	—	(3,763,284)	(439,271)
UltraShort FTSE/Xinhua China 25	—	—	(464,521,831)	(69,036,352)
UltraShort MSCI Japan	—	—	(3,844,289)	(1,512,483)
UltraShort MSCI Mexico Investable Market	—	—	(6,041,732)	(1,821,645)
Short 20+ Year Treasury	—	—	(228,972)	(338,131)
UltraShort 7-10 Year Treasury	—	—	(5,279,769)	(18,422,084)
UltraShort 20+ Year Treasury	—	—	—	92,449,367
Credit Suisse 130/30	5,236	—	—	1,906,863

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 467

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for tax purposes.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2009 (the Funds' tax year end) among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (losses) on investments	Paid in capital
Ultra QQQ®	$2,993,038	$(24,273,427)	$21,280,389
Ultra Dow30SM	—	(17,817,732)	17,817,732
Ultra S&P500®	367,836	(121,717,028)	121,349,192
Ultra Russell3000	(1,710)	(810,110)	811,820
Ultra MidCap400	220,873	—	(220,873)
Ultra SmallCap600	49,915	—	(49,915)
Ultra Russell2000	546,034	(28,457,975)	27,911,941
UltraPro QQQ®	—	—	—
UltraPro Dow30SM	—	—	—
UltraPro S&P500®	3,007	(5,593,114)	5,590,107
UltraPro MidCap400	—	—	—
UltraPro Russell2000	—	—	—
Ultra Russell1000 Value	—	—	—
Ultra Russell1000 Growth	9,046	(200)	(8,846)
Ultra Russell MidCap Value	9,150	—	(9,150)
Ultra Russell MidCap Growth	12,234	—	(12,234)
Ultra Russell2000 Value	17,218	(260)	(16,958)
Ultra Russell2000 Growth	91,316	(643)	(90,673)
Ultra Basic Materials	160,108	(53,702,498)	53,542,390
Ultra Consumer Goods	—	—	—
Ultra Consumer Services	11,646	—	(11,646)
Ultra Financials	4,962,377	(18,734,514)	13,772,137
Ultra Health Care	18,755	—	(18,755)
Ultra Industrials	185	—	(185)
Ultra KBW Regional Banking	—	—	—
Ultra Nasdaq Biotechnology	—	—	—
Ultra Oil & Gas	740,383	(22,496,626)	21,756,243
Ultra Real Estate	2,397,920	(12,727,525)	10,329,605
Ultra Semiconductors	67,408	(1,303,622)	1,236,214
Ultra Technology	191,661	3,832,095	(4,023,756)
Ultra Telecommunications	99	—	(99)
Ultra Utilities	—	—	—
Ultra MSCI EAFE	21,885	—	(21,885)
Ultra MSCI Emerging Markets	15,283	(881,809)	866,526
Ultra MSCI Europe	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—
Ultra MSCI Brazil	—	—	—
Ultra FTSE/Xinhua China 25	61,038	—	(61,038)
Ultra MSCI Japan	31,302	—	(31,302)
Ultra MSCI Mexico Investable Market	—	—	—

468 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (losses) on investments	Paid in capital
Ultra 7-10 Year Treasury	—	—	—
Ultra 20+ Year Treasury	—	—	—
Short QQQ®	$1,102,781	$10	$(1,102,791)
Short Dow30SM	1,857,523	29	(1,857,552)
Short S&P500®	8,205,252	49,193	(8,254,445)
Short MidCap400	294,607	3	(294,610)
Short SmallCap600	236,419	—	(236,419)
Short Russell2000	664,094	10	(664,104)
UltraShort QQQ®	7,214,811	84	(7,214,895)
UltraShort Dow30SM	4,773,663	2	(4,773,665)
UltraShort S&P500®	25,581,463	291	(25,581,754)
UltraShort Russell3000	12,930	—	(12,930)
UltraShort MidCap400	506,150	3	(506,153)
UltraShort SmallCap600	230,195	1	(230,196)
UltraShort Russell2000	3,776,056	3	(3,776,059)
UltraPro Short QQQ®	—	—	—
UltraPro Short Dow30SM	—	—	—
UltraPro Short S&P500®	298,291	—	(298,291)
UltraPro Short MidCap400	—	—	—
UltraPro Short Russell2000	—	—	—
UltraShort Russell1000 Value	137,985	—	(137,985)
UltraShort Russell1000 Growth	158,352	—	(158,352)
UltraShort Russell MidCap Value	54,350	1	(54,351)
UltraShort Russell MidCap Growth	67,844	2	(67,846)
UltraShort Russell2000 Value	115,938	—	(115,938)
UltraShort Russell2000 Growth	110,025	3	(110,028)
Short Basic Materials	—	—	—
Short Financials	785,561	—	(785,561)
Short KBW Regional Banking	—	—	—
Short Oil & Gas	72,883	—	(72,883)
Short Real Estate	—	—	—
UltraShort Basic Materials	844,138	10	(844,148)
UltraShort Consumer Goods	238,340	1	(238,341)
UltraShort Consumer Services	788,152	10	(788,162)
UltraShort Financials	8,016,268	—	(8,016,268)
UltraShort Health Care	84,577	—	(84,577)
UltraShort Industrials	330,288	8	(330,296)
UltraShort Nasdaq Biotechnology	—	—	—
UltraShort Oil & Gas	2,710,449	12	(2,710,461)
UltraShort Real Estate	8,923,838	126	(8,923,964)
UltraShort Semiconductors	237,006	1	(237,007)
UltraShort Technology	327,330	3	(327,333)
UltraShort Telecommunications	33,316	1	(33,317)
UltraShort Utilities	134,312	2	(134,314)
Short MSCI EAFE	472,264	2	(472,266)
Short MSCI Emerging Markets	791,340	3	(791,343)
Short FTSE/Xinhua China 25	—	—	—
UltraShort MSCI EAFE	545,377	7	(545,384)
UltraShort MSCI Emerging Markets	2,436,593	—	(2,436,593)
UltraShort MSCI Europe	19,607	—	(19,607)

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 469

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (losses) on investments	Paid in capital
UltraShort MSCI Pacific ex-Japan	$8,909	—	$(8,909)
UltraShort MSCI Brazil	18,196	—	(18,196)
UltraShort FTSE/Xinhua China 25	2,150,533	—	(2,150,533)
UltraShort MSCI Japan	104,652	—	(104,652)
UltraShort MSCI Mexico Investable Market	35,899	—	(35,899)
Short 20+ Year Treasury	72,722	—	(72,722)
UltraShort 7-10 Year Treasury	2,747,880	—	(2,747,880)
UltraShort 20+ Year Treasury	27,085,209	$(57,634,953)	30,549,744
Credit Suisse 130/30	—	(618,031)	618,031

For the tax year ended October 31, 2009, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

Fund	Expiring October 31, 2015	Expiring October 31, 2016	Expiring October 31, 2017	Total
Ultra QQQ®	—	$486,318,809	$554,796,536	$1,041,115,345
Ultra Dow30SM	—	144,849,851	315,287,533	460,137,384
Ultra S&P500®	—	426,691,121	1,102,516,015	1,529,207,136
Ultra MidCap400	—	28,950,982	47,692,510	76,643,492
Ultra SmallCap600	—	8,953,485	16,933,113	25,886,598
Ultra Russell2000	—	53,864,655	160,258,851	214,123,506
Ultra Russell1000 Value	$127,857	6,918,809	7,339,071	14,385,737
Ultra Russell1000 Growth	—	6,711,839	11,085,417	17,797,256
Ultra Russell MidCap Value	486,701	5,395,527	491,332	6,373,560
Ultra Russell MidCap Growth	—	9,573,840	2,712,148	12,285,988
Ultra Russell2000 Value	984,619	6,550,023	3,662,332	11,196,974
Ultra Russell2000 Growth	—	7,686,097	6,605,976	14,292,073
Ultra Basic Materials	—	17,760,649	44,190,194	61,950,843
Ultra Consumer Goods	—	1,220,447	2,177,342	3,397,789
Ultra Consumer Services	291,486	2,516,711	433,937	3,242,134
Ultra Financials	317,962	1,428,121,115	1,407,093,164	2,835,532,241
Ultra Health Care	—	6,472,000	15,511,426	21,983,426
Ultra Industrials	—	2,472,308	1,688,995	4,161,303
Ultra Oil & Gas	—	57,286,043	105,492,456	162,778,499
Ultra Real Estate	—	35,610,371	—	35,610,371
Ultra Semiconductors	—	30,451,211	23,313,126	53,764,337
Ultra Technology	—	18,009,787	30,116,931	48,126,718
Ultra Telecommunications	—	2,651,560	1,165,787	3,817,347
Ultra Utilities	—	3,780,785	13,314,494	17,095,279
Ultra MSCI EAFE	—	—	43,571	43,571
Ultra MSCI Emerging Markets	—	—	11,592	11,592
Ultra FTSE/Xinhua China 25	—	—	465,248	465,248
Ultra MSCI Japan	—	—	9,848	9,848
Short QQQ®	—	—	46,413,351	46,413,351
Short Dow30SM	—	—	27,666,267	27,666,267
Short S&P500®	—	—	275,479,255	275,479,255
Short MidCap400	—	—	14,091,075	14,091,075
Short SmallCap600	—	—	10,910,309	10,910,309
Short Russell2000	—	—	30,602,995	30,602,995
UltraShort QQQ®	—	—	344,027,075	344,027,075

470 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Fund	Expiring October 31, 2015	Expiring October 31, 2016	Expiring October 31, 2017	Total
UltraShort Dow30SM	—	—	$211,568,661	$211,568,661
UltraShort S&P500®	—	—	954,224,900	954,224,900
UltraShort Russell3000	—	—	578,178	578,178
UltraShort MidCap400	—	—	62,058,079	62,058,079
UltraShort SmallCap600	—	—	10,418,599	10,418,599
UltraShort Russell2000	—	—	197,617,837	197,617,837
UltraPro Short S&P500®	—	—	21,450,893	21,450,893
UltraShort Russell1000 Value	—	—	15,201,628	15,201,628
UltraShort Russell1000 Growth	—	—	18,361,737	18,361,737
UltraShort Russell MidCap Value	—	—	4,103,949	4,103,949
UltraShort Russell MidCap Growth	—	—	11,156,011	11,156,011
UltraShort Russell2000 Value	—	—	14,216,121	14,216,121
UltraShort Russell2000 Growth	—	—	13,016,043	13,016,043
Short Financials	—	—	55,095,891	55,095,891
Short Oil & Gas	—	—	1,584,332	1,584,332
UltraShort Basic Materials	—	—	99,100,007	99,100,007
UltraShort Consumer Goods	—	—	680,668	680,668
UltraShort Consumer Services	—	—	37,806,587	37,806,587
UltraShort Financials	—	—	939,341,490	939,341,490
UltraShort Health Care	—	—	10,002,522	10,002,522
UltraShort Industrials	—	—	17,718,515	17,718,515
UltraShort Oil & Gas	—	—	72,588,775	72,588,775
UltraShort Real Estate	—	—	2,597,807,224	2,597,807,224
UltraShort Semiconductors	—	—	28,767,489	28,767,489
UltraShort Technology	—	—	38,866,512	38,866,512
UltraShort Telecommunications	—	—	5,408,371	5,408,371
UltraShort Utilities	—	—	7,484,152	7,484,152
Short MSCI EAFE	—	—	32,745,434	32,745,434
Short MSCI Emerging Markets	—	—	40,438,104	40,438,104
UltraShort MSCI EAFE	—	—	67,426,453	67,426,453
UltraShort MSCI Emerging Markets	—	—	520,833,289	520,833,289
UltraShort MSCI Europe	—	—	3,795,429	3,795,429
UltraShort MSCI Pacific ex-Japan	—	—	1,002,480	1,002,480
UltraShort MSCI Brazil	—	—	3,763,284	3,763,284
UltraShort FTSE/Xinhua China 25	—	—	464,521,831	464,521,831
UltraShort MSCI Japan	—	—	3,844,289	3,844,289
UltraShort MSCI Mexico Investable Market	—	—	6,041,732	6,041,732
Short 20+ Year Treasury	—	—	228,972	228,972
UltraShort 7-10 Year Treasury	—	$5,030,158	249,611	5,279,769

For the tax year ended October 31, 2009, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Ultra Real Estate	$1,757,236
UltraShort 20+ Year Treasury	45,632,259

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 471

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised. Additionally, for the year ended May 31, 2010, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra QQQ®	$743,592	—	—	September 30, 2010
Ultra Dow30SM	178,395	—	—	September 30, 2010
Ultra S&P500®	—	—	—	September 30, 2010
Ultra Russell3000	44,881	$5,984	$142,015	September 30, 2010
Ultra MidCap400	145,319	—	—	September 30, 2010
Ultra SmallCap600	165,631	—	—	September 30, 2010
Ultra Russell2000	593,799	—	—	September 30, 2010
UltraPro QQQ®	65,492	—	—	September 30, 2011
UltraPro Dow30SM	31,337	4,178	2,151	September 30, 2011
UltraPro S&P500®	258,676	—	—	September 30, 2010
UltraPro MidCap400	48,941	6,526	24,897	September 30, 2011
UltraPro Russell2000	39,154	5,220	64,608	September 30, 2011
Ultra Russell1000 Value	150,823	20,110	13,784	September 30, 2010
Ultra Russell1000 Growth	160,026	—	—	September 30, 2010
Ultra Russell MidCap Value	149,301	14,747	—	September 30, 2010
Ultra Russell MidCap Growth	142,443	9,924	—	September 30, 2010
Ultra Russell2000 Value	164,780	21,971	69,902	September 30, 2010
Ultra Russell2000 Growth	205,056	27,340	90	September 30, 2010
Ultra Basic Materials	187,851	—	—	September 30, 2010
Ultra Consumer Goods	136,987	—	—	September 30, 2010
Ultra Consumer Services	118,498	15,800	6,055	September 30, 2010
Ultra Financials	92,453	—	—	September 30, 2010
Ultra Health Care	129,466	—	—	September 30, 2010
Ultra Industrials	149,310	—	—	September 30, 2010
Ultra KBW Regional Banking	5,201	699	21,485	September 30, 2011
Ultra Nasdaq Biotechnology	5,976	801	20,547	September 30, 2011
Ultra Oil & Gas	195,389	—	—	September 30, 2010
Ultra Real Estate	208,611	—	—	September 30, 2010
Ultra Semiconductors	148,952	—	—	September 30, 2010
Ultra Technology	168,085	—	—	September 30, 2010
Ultra Telecommunications	95,517	12,736	22,849	September 30, 2010

472 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra Utilities	$132,043	—	—	September 30, 2010
Ultra MSCI EAFE	71,970	$9,596	$18,563	September 30, 2010
Ultra MSCI Emerging Markets	134,420	—	—	September 30, 2010
Ultra MSCI Europe	1,873	251	24,208	September 30, 2011
Ultra MSCI Pacific ex-Japan	1,752	236	24,301	September 30, 2011
Ultra MSCI Brazil	1,928	258	24,154	September 30, 2011
Ultra FTSE/Xinhua China 25	112,699	—	—	September 30, 2010
Ultra MSCI Japan	70,557	9,407	22,288	September 30, 2010
Ultra MSCI Mexico Investable Market	1,895	254	24,159	September 30, 2011
Ultra 7-10 Year Treasury	33,911	4,521	21,161	September 30, 2011
Ultra 20+ Year Treasury	36,996	4,933	17,622	September 30, 2011
Short QQQ®	235,706	—	—	September 30, 2010
Short Dow30SM	127,797	—	—	September 30, 2010
Short S&P500®	—	—	—	September 30, 2010
Short MidCap400	94,165	—	—	September 30, 2010
Short SmallCap600	92,571	—	—	September 30, 2010
Short Russell2000	209,335	—	—	September 30, 2010
UltraShort QQQ®	701,390	—	—	September 30, 2010
UltraShort Dow30SM	133,594	—	—	September 30, 2010
UltraShort S&P500®	—	—	—	September 30, 2010
UltraShort Russell3000	24,317	3,242	12,002	September 30, 2010
UltraShort MidCap400	93,592	—	—	September 30, 2010
UltraShort SmallCap600	101,322	—	—	September 30, 2010
UltraShort Russell2000	425,406	—	—	September 30, 2010
UltraPro Short QQQ®	30,330	4,044	2,326	September 30, 2011
UltraPro Short Dow30SM	20,346	2,713	9,423	September 30, 2011
UltraPro Short S&P500®	81,157	—	—	September 30, 2010
UltraPro Short MidCap400	12,874	1,717	15,965	September 30, 2011
UltraPro Short Russell2000	20,391	2,719	8,539	September 30, 2011
UltraShort Russell1000 Value	79,770	10,636	16,635	September 30, 2010
UltraShort Russell1000 Growth	85,347	11,380	9,861	September 30, 2010
UltraShort Russell MidCap Value	31,753	4,233	73,409	September 30, 2010
UltraShort Russell MidCap Growth	53,137	7,085	48,189	September 30, 2010
UltraShort Russell2000 Value	88,475	11,797	5,790	September 30, 2010
UltraShort Russell2000 Growth	95,379	12,013	—	September 30, 2010
Short Basic Materials	7,915	1,055	18,229	September 30, 2011
Short Financials	108,467	—	—	September 30, 2010
Short KBW Regional Banking	8,122	1,079	17,301	September 30, 2011
Short Oil & Gas	95,302	12,707	1,391	September 30, 2010
Short Real Estate	7,526	1,004	18,825	September 30, 2011
UltraShort Basic Materials	120,147	—	—	September 30, 2010
UltraShort Consumer Goods	108,861	—	—	September 30, 2010
UltraShort Consumer Services	104,878	—	—	September 30, 2010
UltraShort Financials	116,850	—	—	September 30, 2010
UltraShort Health Care	52,811	7,041	50,342	September 30, 2010
UltraShort Industrials	108,857	—	—	September 30, 2010
UltraShort Nasdaq Biotechnology	7,349	976	17,233	September 30, 2011
UltraShort Oil & Gas	130,731	—	—	September 30, 2010
UltraShort Real Estate	131,851	—	—	September 30, 2010
UltraShort Semiconductors	107,126	—	—	September 30, 2010

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 473

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
UltraShort Technology	$109,006	—	—	September 30, 2010
UltraShort Telecommunications	13,576	$1,810	$94,816	September 30, 2010
UltraShort Utilities	64,747	8,633	36,925	September 30, 2010
Short MSCI EAFE	125,927	—	—	September 30, 2010
Short MSCI Emerging Markets	209,833	—	—	September 30, 2010
Short FTSE/Xinhua China 25	8,528	1,137	18,259	September 30, 2011
UltraShort MSCI EAFE	123,457	—	—	September 30, 2010
UltraShort MSCI Emerging Markets	211,021	—	—	September 30, 2010
UltraShort MSCI Europe	83,222	—	—	September 30, 2010
UltraShort MSCI Pacific ex-Japan	23,719	3,162	38,085	September 30, 2010
UltraShort MSCI Brazil	80,219	—	—	September 30, 2010
UltraShort FTSE/Xinhua China 25	282,662	—	—	September 30, 2010
UltraShort MSCI Japan	113,528	15,137	22,309	September 30, 2010
UltraShort MSCI Mexico Investable Market	51,338	6,845	11,689	September 30, 2010
Short 20+ Year Treasury	164,825	—	—	September 30, 2010
UltraShort 7-10 Year Treasury	134,699	—	—	September 30, 2010
UltraShort 20+ Year Treasury	—	—	—	September 30, 2010
Credit Suisse 130/30	173,142	—	—	September 30, 2010

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2010, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,				Total Amount
					Eligible for
Fund	2012	2013	2014	2015	Recoupment
Ultra QQQ®	$361,690	$771,609	$1,032,842	$496,144	$2,662,285
Ultra Dow30SM	207,359	161,837	261,374	128,331	758,901
Ultra S&P500®	—	—	—	—	—
Ultra Russell3000	—	—	12,081	180,799	192,880
Ultra MidCap400	273,290	262,439	286,102	92,408	914,239
Ultra SmallCap600	117,270	153,502	300,310	76,875	647,957
Ultra Russell2000	309,572	420,622	989,384	294,762	2,014,340
UltraPro QQQ®	—	—	—	65,492	65,492
UltraPro Dow30SM	—	—	—	37,666	37,666
UltraPro S&P500®	—	—	22,535	236,141	258,676
UltraPro MidCap400	—	—	—	80,364	80,364
UltraPro Russell2000	—	—	—	108,982	108,982
Ultra Russell1000 Value	57,385	109,448	261,071	127,549	555,453
Ultra Russell1000 Growth	66,939	152,278	242,598	98,423	560,238
Ultra Russell MidCap Value	77,416	94,764	236,618	112,724	521,522
Ultra Russell MidCap Growth	89,292	114,507	200,040	108,069	511,908
Ultra Russell2000 Value	58,450	211,820	515,701	128,981	914,952
Ultra Russell2000 Growth	58,964	215,223	415,427	124,278	813,892
Ultra Basic Materials	76,918	102,535	239,877	131,141	550,471
Ultra Consumer Goods	77,004	68,249	158,112	104,086	407,451
Ultra Consumer Services	88,455	65,215	177,086	105,871	436,627
Ultra Financials	—	112,089	761,323	198,838	1,072,250
Ultra Health Care	78,759	97,149	168,152	79,621	423,681

474 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

	Expires September 30,				Total Amount
					Eligible for
Fund	2012	2013	2014	2015	Recoupment
Ultra Industrials	$85,307	$79,122	$214,947	$95,360	$474,736
Ultra KBW Regional Banking	—	—	—	27,385	27,385
Ultra Nasdaq Biotechnology	—	—	—	27,324	27,324
Ultra Oil & Gas	91,521	145,921	335,397	129,110	701,949
Ultra Real Estate	80,853	114,651	224,831	158,569	578,904
Ultra Semiconductors	75,309	123,648	158,603	96,779	454,339
Ultra Technology	91,135	164,530	217,672	101,593	574,930
Ultra Telecommunications	—	57,580	68,674	110,017	236,271
Ultra Utilities	73,170	82,736	146,632	99,404	401,942
Ultra MSCI EAFE	—	—	26,000	74,129	100,129
Ultra MSCI Emerging Markets	—	—	27,016	107,404	134,420
Ultra MSCI Europe	—	—	—	26,332	26,332
Ultra MSCI Pacific ex-Japan	—	—	—	26,289	26,289
Ultra MSCI Brazil	—	—	—	26,340	26,340
Ultra FTSE/Xinhua China 25	—	—	32,285	80,414	112,699
Ultra MSCI Japan	—	—	22,003	80,249	102,252
Ultra MSCI Mexico Investable Market	—	—	—	26,308	26,308
Ultra 7-10 Year Treasury	—	—	—	59,593	59,593
Ultra 20+ Year Treasury	—	—	—	59,551	59,551
Short QQQ®	219,846	168,003	215,413	161,991	765,253
Short Dow30SM	192,171	125,550	161,660	90,469	569,850
Short S&P500®	—	—	—	—	—
Short MidCap400	142,197	100,315	114,278	66,562	423,352
Short SmallCap600	59,810	63,566	108,189	66,493	298,058
Short Russell2000	64,261	123,244	137,737	159,613	484,855
UltraShort QQQ®	670,394	899,034	796,497	475,286	2,841,211
UltraShort Dow30SM	179,342	148,653	206,675	101,160	635,830
UltraShort S&P500®	—	—	—	—	—
UltraShort Russell3000	—	—	9,870	29,691	39,561
UltraShort MidCap400	108,364	56,499	114,805	63,406	343,074
UltraShort SmallCap600	70,561	71,544	80,948	78,594	301,647
UltraShort Russell2000	—	615,963	508,317	288,333	1,412,613
UltraPro Short QQQ®	—	—	—	36,700	36,700
UltraPro Short Dow30SM	—	—	—	32,482	32,482
UltraPro Short S&P500®	—	—	17,255	63,902	81,157
UltraPro Short MidCap400	—	—	—	30,556	30,556
UltraPro Short Russell2000	—	—	—	31,649	31,649
UltraShort Russell1000 Value	53,831	61,391	101,657	90,104	306,983
UltraShort Russell1000 Growth	54,154	70,360	101,672	88,821	315,007
UltraShort Russell MidCap Value	53,472	54,825	103,107	95,234	306,638
UltraShort Russell MidCap Growth	53,742	60,877	97,039	93,579	305,237
UltraShort Russell2000 Value	54,296	97,134	98,814	87,391	337,635
UltraShort Russell2000 Growth	59,247	94,559	92,050	89,771	335,627
Short Basic Materials	—	—	—	27,199	27,199
Short Financials	—	19,202	138,811	71,474	229,487
Short KBW Regional Banking	—	—	—	26,502	26,502
Short Oil & Gas	—	17,770	61,648	92,015	171,433
Short Real Estate	—	—	—	27,355	27,355

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 475

	Expires September 30,				Total Amount
					Eligible for
Fund	2012	2013	2014	2015	Recoupment
UltraShort Basic Materials	$60,990	$92,233	$130,605	$83,323	$367,151
UltraShort Consumer Goods	59,683	80,083	93,231	85,425	318,422
UltraShort Consumer Services	57,420	82,163	127,371	68,108	335,062
UltraShort Financials	—	—	—	116,850	116,850
UltraShort Health Care	58,739	64,036	106,039	92,841	321,655
UltraShort Industrials	56,536	81,081	106,401	80,381	324,399
UltraShort Nasdaq Biotechnology	—	—	—	25,558	25,558
UltraShort Oil & Gas	—	16,933	231,746	96,562	345,241
UltraShort Real Estate	1,346	116,788	219,350	113,244	450,728
UltraShort Semiconductors	58,648	73,995	102,945	79,683	315,271
UltraShort Technology	56,727	79,027	97,208	82,197	315,159
UltraShort Telecommunications	—	46,637	55,028	97,257	198,922
UltraShort Utilities	63,394	70,395	99,410	92,829	326,028
Short MSCI EAFE	—	123,975	108,317	82,128	314,420
Short MSCI Emerging Markets	—	139,208	126,379	155,199	420,786
Short FTSE/Xinhua China 25	—	—	—	27,924	27,924
UltraShort MSCI EAFE	—	125,111	201,598	84,538	411,247
UltraShort MSCI Emerging Markets	—	46,278	607,157	140,308	793,743
UltraShort MSCI Europe	—	—	35,032	48,189	83,221
UltraShort MSCI Pacific ex-Japan	—	—	32,734	32,232	64,966
UltraShort MSCI Brazil	—	—	34,971	45,248	80,219
UltraShort FTSE/Xinhua China 25	—	388,127	203,949	210,212	802,288
UltraShort MSCI Japan	—	179,711	165,376	115,003	460,090
UltraShort MSCI Mexico Investable Market	—	—	35,981	33,890	69,871
Short 20+ Year Treasury	—	—	8,257	156,568	164,825
UltraShort 7-10 Year Treasury	—	69,507	128,733	102,519	300,759
UltraShort 20+ Year Treasury	—	—	—	—	—
Credit Suisse 130/30	—	—	27,443	145,699	173,142

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $133,500 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $6,375, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

476 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems Shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

	For the periods ended
Fund	May 31, 2010	May 31, 2009
Ultra QQQ®	$235,270	$320,453
Ultra Dow30SM	130,495	472,338
Ultra S&P500®	404,907	1,191,034
Ultra Russell3000	3,550	—
Ultra MidCap400	23,072	32,213
Ultra SmallCap600	4,325	15,217
Ultra Russell2000	58,290	69,703
UltraPro QQQ®	3,452	—
UltraPro Dow30SM	880	—
UltraPro S&P500®	32,597	—
UltraPro MidCap400	880	—
UltraPro Russell2000	1,389	—
Ultra Russell1000 Value	2,356	6,719
Ultra Russell1000 Growth	3,349	5,966
Ultra Russell MidCap Value	2,743	2,815
Ultra Russell MidCap Growth	1,024	2,741
Ultra Russell2000 Value	1,040	7,090
Ultra Russell2000 Growth	2,399	5,661
Ultra Basic Materials	112,324	158,891
Ultra Consumer Goods	1,631	3,390
Ultra Consumer Services	1,651	1,870
Ultra Financials	384,533	708,687
Ultra Health Care	6,371	4,741
Ultra Industrials	2,842	5,611
Ultra KBW Regional Banking	5,084	—
Ultra Nasdaq Biotechnology	1,320	—
Ultra Oil & Gas	211,899	270,556
Ultra Real Estate	303,048	203,542
Ultra Semiconductors	20,853	27,015
Ultra Technology	15,612	15,334
Ultra Telecommunications	1,345	3,555
Ultra Utilities	5,085	6,256
Ultra MSCI EAFE	3,396	—
Ultra MSCI Emerging Markets	13,590	—
Ultra MSCI Europe	902	—
Ultra MSCI Pacific ex-Japan	660	—
Ultra MSCI Brazil	894	—
Ultra FTSE/Xinhua China 25	21,454	—
Ultra MSCI Japan	1,985	—
Ultra MSCI Mexico Investable Market	660	—
Ultra 7-10 Year Treasury	7,158	—

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 477

	For the periods ended
Fund	May 31, 2010	May 31, 2009
Ultra 20+ Year Treasury	$30,527	—
Short QQQ®	35,720	$25,072
Short Dow30SM	30,224	59,873
Short S&P500®	366,656	217,677
Short MidCap400	12,404	6,168
Short SmallCap600	6,178	7,673
Short Russell2000	52,707	23,962
UltraShort QQQ®	135,981	1,062,432
UltraShort Dow30SM	73,366	342,449
UltraShort S&P500®	424,791	1,575,109
UltraShort Russell3000	1,576	—
UltraShort MidCap400	2,486	63,928
UltraShort SmallCap600	3,373	49,265
UltraShort Russell2000	82,096	573,147
UltraPro Short QQQ®	—	—
UltraPro Short Dow30SM	—	—
UltraPro Short S&P500®	43,311	—
UltraPro Short MidCap400	—	—
UltraPro Short Russell2000	—	—
UltraShort Russell1000 Value	882	25,381
UltraShort Russell1000 Growth	1,728	19,382
UltraShort Russell MidCap Value	882	2,188
UltraShort Russell MidCap Growth	1,490	6,869
UltraShort Russell2000 Value	1,720	20,556
UltraShort Russell2000 Growth	2,634	18,382
Short Basic Materials	550	—
Short Financials	9,270	1,352
Short KBW Regional Banking	2,054	—
Short Oil & Gas	419	1,521
Short Real Estate	550	—
UltraShort Basic Materials	65,340	276,422
UltraShort Consumer Goods	2,795	33,886
UltraShort Consumer Services	17,716	144,772
UltraShort Financials	231,622	2,807,460
UltraShort Health Care	678	4,608
UltraShort Industrials	4,589	62,475
UltraShort Nasdaq Biotechnology	1,320	—
UltraShort Oil & Gas	86,588	953,426
UltraShort Real Estate	152,827	1,340,360
UltraShort Semiconductors	7,708	34,406
UltraShort Technology	353	22,379
UltraShort Telecommunications	272	1,419
UltraShort Utilities	913	10,389
Short MSCI EAFE	31,035	19,718
Short MSCI Emerging Markets	54,890	26,567
Short FTSE/Xinhua China 25	828	—
UltraShort MSCI EAFE	14,560	162,120
UltraShort MSCI Emerging Markets	140,318	617,531
UltraShort MSCI Europe	57,285	—

478 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

	For the periods ended
Fund	May 31, 2010	May 31, 2009
UltraShort MSCI Pacific ex-Japan	$4,090	—
UltraShort MSCI Brazil	13,253	—
UltraShort FTSE/Xinhua China 25	36,271	$396,059
UltraShort MSCI Japan	3,985	11,416
UltraShort MSCI Mexico Investable Market	6,265	—
Short 20+ Year Treasury	35,600	—
UltraShort 7-10 Year Treasury	71,488	114,721
UltraShort 20+ Year Treasury	1,440,249	1,042,033
Credit Suisse 130/30	12,256	—

10. Investment Transactions

For the periods ended May 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Ultra QQQ®	$218,463,745	$442,696,284
Ultra Dow30SM	98,107,955	285,164,249
Ultra S&P500®	826,906,412	1,265,262,117
Ultra Russell3000	12,506,782	391,240
Ultra MidCap400	49,077,524	79,491,293
Ultra SmallCap600	31,038,752	22,607,742
Ultra Russell2000	190,989,477	176,020,247
UltraPro QQQ®	10,538,963	11,232,488
UltraPro Dow30SM	4,759,861	2,531,313
UltraPro S&P500®	146,877,111	38,859,468
UltraPro MidCap 400	10,812,783	6,838,324
UltraPro Russell2000	11,489,192	259,453
Ultra Russell1000 Value	10,202,486	10,957,059
Ultra Russell1000 Growth	12,744,601	11,512,326
Ultra Russell MidCap Value	11,829,516	6,743,132
Ultra Russell MidCap Growth	9,638,468	7,024,349
Ultra Russell2000 Value	16,068,935	11,918,331
Ultra Russell2000 Growth	16,938,781	12,664,732
Ultra Basic Materials	277,373,081	366,197,120
Ultra Consumer Goods	14,141,763	5,731,547
Ultra Consumer Services	8,516,526	5,471,880
Ultra Financials	498,137,179	1,207,599,885
Ultra Health Care	16,941,596	30,417,861
Ultra Industrials	19,187,363	4,709,995
Ultra KBW Regional Banking	6,416,114	958,051
Ultra Nasdaq Biotechnology	5,095,206	149,216
Ultra Oil & Gas	242,128,908	706,300,225
Ultra Real Estate	413,899,110	135,859,102
Ultra Semiconductors	40,627,323	85,114,120
Ultra Technology	66,504,801	67,927,724
Ultra Telecommunications	5,132,666	4,420,283
Ultra Utilities	3,648,837	7,572,308
Ultra MSCI EAFE	7,474,403	5,378,333
Ultra MSCI Emerging Markets	29,504,797	3,103,632

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 479

Fund	Purchases	Sales
Ultra 7-10 Year Treasury	$4,483,255	$3,294,597
Ultra 20+ Year Treasury	9,649,018	8,474,659
Credit Suisse 130/30	82,665,628	27,563,219

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2010, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra QQQ®	$816,346,978	$138,793,421
Ultra Dow30SM	275,142,971	52,585,189
Ultra S&P500®	967,574,594	203,729,605
Ultra Russell3000	8,127,263	896,581
Ultra MidCap400	46,759,066	17,565,017
Ultra SmallCap600	19,697,648	4,282,251
Ultra Russell2000	191,547,718	53,152,899
UltraPro QQQ®	11,757,906	1,304,313
UltraPro S&P500®	53,627,982	4,931,773
Ultra Russell1000 Value	11,844,801	2,288,221
Ultra Russell1000 Growth	24,198,094	4,055,457
Ultra Russell MidCap Value	17,408,422	4,393,608
Ultra Russell MidCap Growth	8,947,163	2,510,156
Ultra Russell2000 Value	9,112,004	1,948,712
Ultra Russell2000 Growth	18,377,958	4,731,277
Ultra Basic Materials	289,908,589	102,877,249
Ultra Consumer Goods	4,405,069	1,433,206
Ultra Consumer Services	4,937,277	1,396,554
Ultra Financials	870,224,971	230,194,703
Ultra Health Care	7,861,990	1,839,498
Ultra Industrials	19,678,508	8,287,424
Ultra KBW Regional Banking	15,301,759	(528,239)
Ultra Oil & Gas	229,258,840	47,680,226
Ultra Real Estate	594,691,680	137,736,402
Ultra Semiconductors	35,188,290	12,697,578
Ultra Technology	47,944,689	17,052,004
Ultra Telecommunications	9,371,757	2,298,155
Ultra Utilities	15,992,047	1,673,080
Ultra MSCI EAFE	3,770,585	185,939
Ultra MSCI Emerging Markets	12,353,424	1,398,357
Credit Suisse 130/30	16,476,964	2,178,751

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2010, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra QQQ®	$482,328,331
Ultra Dow30SM	95,196,749
Ultra S&P500®	622,596,545

480 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Fund	Fair Value
Ultra Russell2000	$79,840,274
UltraPro QQQ®	50,081,328
UltraPro Dow30SM	4,394,726
UltraPro S&P500®	55,452,878
UltraPro MidCap 400	9,080,324
Ultra Russell MidCap Value	2,062,095
Ultra Basic Materials	66,567,976
Ultra Consumer Services	3,043,891
Ultra Financials	5,780,029
Ultra Health Care	3,769,333
Ultra KBW Regional Banking	17,614,951
Ultra Oil & Gas	268,260,319
Ultra Real Estate	179,989,276
Ultra Semiconductors	13,407,982
Ultra Technology	3,961,455
Ultra Telecommunications	2,816,045
Ultra Utilities	14,645,888
Ultra MSCI EAFE	1,928,997
Ultra MSCI Emerging Markets	4,237,368
Credit Suisse 130/30	13,219,160

12. Reverse Share Splits

Effective April 15, 2010, the Ultra Real Estate, UltraShort Basic Materials, UltraShort Oil & Gas, UltraShort Real Estate, UltraShort MSCI Emerging Markets and UltraShort FTSE/Xinhua China 25 Funds underwent a 1-for-5 reverse share split, and the Ultra Financials Fund underwent a 1-for-10 reverse share split. The effect of these transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share, resulting in no effect to the net assets of the Funds. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to reflect these reverse share splits.

13. Risk

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation and Compounding Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 481

form of correlation risk that derives from these Funds' having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund's objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

•  Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At May 31, 2010, the Ultra Russell3000, UltraPro MidCap400, UltraPro Russell2000, Ultra MSCI Brazil, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, UltraShort SmallCap600, UltraPro Short MidCap400, UltraShort Russell1000 Value, UltraShort Russell1000 Growth, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value, Short Basic Materials, UltraShort Nasdaq Biotechnology and UltraShort MSCI EAFE Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds' investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

15. Change in Accounting Principle

On June 1, 2009, the Funds modified their methodology for specifically identifying the cost of securities sold or distributed in redemption in-kind transactions. Under the previous method, lots were identified for relief based on analysis of cost for financial reporting purposes, of lots held on the transaction date. Under the modified method, lots are identified for relief based on analysis of cost on a federal income tax basis, of lots held on the transaction date.

The change in method of applying the lot selection under specific identification has been accounted for as a change in accounting principle in accordance with ASC 250 "Accounting Changes and Error Corrections". The change was made in order to maintain consistency between book and tax lot identification, improve financial statement disclosure and avoid increased recordkeeping costs.

The Funds have determined that it is not practicable to change the method of applying the accounting principle to sale and redemption-in-kind transactions occurring prior to November 1, 2008, due to the cost and difficulty of obtaining and processing the data and inconsistencies between the book and tax identification which would result from a fully retrospective application of the change. Consequently the change was made effective June 1, 2009 with the cumulative impact of the change in previously reported financial statements reflected as adjustments to the June 1, 2009 beginning balances of accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments for those Funds in operation at that time.

482 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

The financial statements for the period ended May 31, 2010 as reported herein reflect the application of the modified specific identification method.

The financial statement line items for fiscal year 2010 were affected by the change in accounting principle as follows:

	Beginning of the Year June 1, 2009 Statement of Assets and Liabilities (Under Previous Accounting Principle)				Adjusted Beginning of the Year June 1, 2009 Statement of Assets and Liabilities (Adjusted)
	Cost of Investments	Accumulated Net realized gain (loss) on investments	Net unrealized appreciation (depreciation) on investments	Adjustment to cost as of June 1, 2009	Cost of Investments	Accumulated Net realized gain (loss) on investments	Net unrealized appreciation (depreciation) on investments
Ultra QQQ®	$971,974,043	$(1,281,178,325)	$50,127,361	$183,708,804	$1,155,682,847	$(1,097,469,521)	$(133,581,443)
Ultra Dow30SM	566,870,619	(504,814,910)	831,584	48,621,235	615,491,854	(456,193,675)	(47,789,651)
Ultra S&P500®	2,140,462,105	(1,731,574,234)	99,271,166	224,175,797	2,364,637,902	(1,507,398,437)	(124,904,631)
Ultra Russell3000	—	—	—	—	—	—	—
Ultra MidCap400	128,305,532	(112,855,729)	25,183,395	24,694,609	153,000,141	(88,161,120)	488,786
Ultra SmallCap600	45,494,255	(45,551,126)	4,439,339	7,662,327	53,156,582	(37,888,799)	(3,222,988)
Ultra Russell2000	239,204,003	(286,057,094)	51,343,267	55,731,840	294,935,843	(230,325,254)	(4,388,573)
UltraPro QQQ®	—	—	—	—	—	—	—
UltraPro Dow30SM	—	—	—	—	—	—	—
UltraPro S&P500®	—	—	—	—	—	—	—
UltraPro MidCap400	—	—	—	—	—	—	—
UltraPro Russell2000	—	—	—	—	—	—	—
Ultra Russell1000 Value	18,122,874	(18,031,734)	1,216,580	1,464,239	19,587,113	(16,567,495)	(247,659)
Ultra Russell1000 Growth	23,750,157	(26,991,063)	3,081,319	3,976,957	27,727,114	(23,014,106)	(895,638)
Ultra Russell MidCap Value	11,749,584	(11,736,336)	1,166,381	1,679,981	13,429,565	(10,056,355)	(513,600)
Ultra Russell MidCap Growth	12,806,443	(17,182,167)	1,557,560	706,515	13,512,958	(16,475,652)	851,045
Ultra Russell2000 Value	16,280,135	(20,518,684)	1,619,146	4,060,614	20,340,749	(16,458,070)	(2,441,468)
Ultra Russell2000 Growth	18,977,459	(22,833,660)	2,617,487	2,551,597	21,529,056	(20,282,063)	65,890
Ultra Basic Materials	296,844,189	(133,753,535)	106,534,652	47,407,418	344,251,607	(86,346,117)	59,127,234
Ultra Consumer Goods	14,381,469	(7,488,351)	621,835	953,565	15,335,034	(6,534,786)	(331,730)
Ultra Consumer Services	10,274,763	(7,192,867)	964,768	1,486,298	11,761,061	(5,706,569)	(521,530)
Ultra Financials	1,933,534,695	(3,602,184,392)	452,473,428	498,434,746	2,431,969,441	(3,103,749,646)	(45,961,318)
Ultra Health Care	48,139,205	(27,026,335)	(1,439,725)	3,382,836	51,522,041	(23,643,499)	(4,822,561)
Ultra Industrials	24,700,638	(13,854,964)	3,883,127	3,658,989	28,359,627	(10,195,975)	224,138
Ultra KBW Regional Banking	—	—	—	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	—	—	—	—
Ultra Oil & Gas	703,258,780	(242,842,236)	61,963,055	44,011,291	747,270,071	(198,830,945)	17,951,764
Ultra Real Estate	381,661,374	(195,511,723)	41,038,272	30,623,913	412,285,287	(164,887,810)	10,414,359
Ultra Semiconductors	92,309,517	(82,498,451)	13,192,873	13,198,991	105,508,508	(69,299,460)	(6,118)
Ultra Technology	109,933,842	(90,269,731)	9,434,106	12,313,446	122,247,288	(77,956,285)	(2,879,340)
Ultra Telecommunications	9,954,172	(5,512,142)	1,378,281	373,257	10,327,429	(5,138,885)	1,005,024
Ultra Utilities	24,751,422	(20,059,214)	(571,205)	2,250,585	27,002,007	(17,808,629)	(2,821,790)
Ultra MSCI EAFE	—	—	—	—	—	—	—
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	—	—	—	—	—	—	—
Credit Suisse 130/30	—	—	—	—	—	—	—

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 483

	For the period ending May 31, 2010 Statement of Operations (Under Previous Accounting Principle)				For the period ending May 31, 2010 Statement of Operations (As Reported)
	Net realized gain (loss) on investments	Net realized gain (loss) on in-kind redemption of investments	Change in net unrealized appreciation (depreciation) on investments	Adjustment to cost for securities at May 31, 2010	Net realized gain (loss) on investments	Net realized gain (loss) on in-kind redemption of investments	Change in net unrealized appreciation (depreciation) on investments
Ultra QQQ®	$20,012,430	$239,912,400	$(56,054,551)	$(166,676,683)	$(45,545,274)	$138,793,421	$110,622,132
Ultra Dow30SM	3,501,291	64,685,738	5,913,986	(43,587,526)	(27,985,686)	52,585,189	49,501,512
Ultra S&P500®	43,793,727	263,619,806	(31,448,916)	(176,658,299)	(72,974,371)	203,729,605	145,209,383
Ultra Russell3000	390	896,825	38,313	(301)	333	896,581	38,614
Ultra MidCap400	15,460,827	18,917,725	(6,934,042)	(19,482,257)	(2,668,722)	17,565,017	12,548,215
Ultra SmallCap600	781,971	6,571,405	4,597,541	(1,391,552)	1,679,573	4,282,251	5,989,093
Ultra Russell2000	18,427,992	72,285,596	(48,808,392)	(47,085,076)	(9,524,387)	53,152,899	(1,723,316)
UltraPro QQQ®	(741,118)	1,304,406	(1,358,386)	2,125	(738,900)	1,304,313	(1,360,511)
UltraPro Dow30SM	(215,734)	—	(53,943)	2	(215,732)	—	(53,945)
UltraPro S&P500®	(3,728,840)	4,948,230	(425,095)	162,978	(3,549,405)	4,931,773	(588,073)
UltraPro MidCap400	(496,741)	—	516,804	13,678	(483,063)	—	503,126
UltraPro Russell2000	4,490	—	116,432	283	4,773	—	116,149
Ultra Russell1000 Value	(123,657)	3,230,311	(177,357)	(809,970)	8,463	2,288,221	632,613
Ultra Russell1000 Growth	335,053	6,669,716	(1,828,621)	(3,078,802)	(129,490)	4,055,457	1,250,181
Ultra Russell MidCap Value	55,935	5,608,410	(769,204)	(1,124,321)	146,416	4,393,608	355,117
Ultra Russell MidCap Growth	320,567	2,895,951	505,674	(243,040)	463,322	2,510,156	748,714
Ultra Russell2000 Value	198,891	2,923,990	1,537,939	(1,357,396)	(183,227)	1,948,712	2,895,335
Ultra Russell2000 Growth	667,277	6,085,590	(581,457)	(1,724,464)	297,126	4,731,277	1,143,007
Ultra Basic Materials	15,450,332	129,473,375	(69,806,127)	(36,315,469)	5,730,989	102,877,249	(33,490,658)
Ultra Consumer Goods	(310,054)	1,634,507	2,616,410	300,375	191,622	1,433,206	2,316,035
Ultra Consumer Services	(405,815)	1,774,339	1,602,360	796	(27,234)	1,396,554	1,601,564
Ultra Financials	202,626,258	354,995,282	(177,981,462)	(270,641,624)	56,785,213	230,194,703	92,660,162
Ultra Health Care	(643,459)	2,412,027	2,808,402	(1,101,914)	(1,172,844)	1,839,498	3,910,316
Ultra Industrials	(21,944)	8,102,651	1,407,727	(675,632)	(882,349)	8,287,424	2,083,359
Ultra KBW Regional Banking	(98,400)	(525,647)	(362,848)	(2,592)	(98,400)	(528,239)	(360,256)
Ultra Nasdaq Biotechnology	(21,743)	—	(525,316)	425	(21,318)	—	(525,741)
Ultra Oil & Gas	31,731,538	55,746,676	(60,225,884)	(33,478,363)	6,319,625	47,680,226	(26,747,521)
Ultra Real Estate	3,219,506	178,592,368	3,476,258	(30,152,526)	13,922,946	137,736,402	33,628,784
Ultra Semiconductors	10,042,498	14,499,561	(387,568)	(8,287,164)	3,557,317	12,697,578	7,899,596
Ultra Technology	1,195,288	18,073,383	10,443,626	2,354,652	4,571,319	17,052,004	8,088,974
Ultra Telecommunications	(7,547)	2,534,872	(1,262,005)	(204,447)	24,723	2,298,155	(1,057,558)
Ultra Utilities	(382,401)	2,157,759	(303,895)	(1,490,327)	(1,388,049)	1,673,080	1,186,432
Ultra MSCI EAFE	(440,533)	186,051	—	—	(440,421)	185,939	—
Ultra MSCI Emerging Markets	(85,881)	1,404,072	(1,020,329)	407	(79,759)	1,398,357	(1,020,736)
Ultra 7-10 Year Treasury	104,744	—	36,539	1,080	105,824	—	35,459
Credit Suisse 130/30	877,899	2,228,459	(1,155,836)	(13,511)	914,096	2,178,751	(1,142,325)

484 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

	For the period ending May 31, 2010 Statement of Changes (Under Previous Accounting Principle)			For the period ending May 31, 2010 Statement of Changes (As Reported)
	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Adjustment to cost for securities at May 31, 2010	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
Ultra QQQ®	$682,650,989	$(179,715,274)	$(166,676,683)	$515,974,306	$(13,038,591)
Ultra Dow30SM	245,078,978	(52,487,232)	(43,587,526)	201,491,452	(8,899,706)
Ultra S&P500®	936,944,190	(216,770,773)	(176,658,299)	760,285,891	(40,112,474)
Ultra Russell3000	1,683,338	449,986	(301)	1,683,037	450,287
Ultra MidCap400	90,271,911	(14,511,975)	(19,482,257)	70,789,654	4,970,282
Ultra SmallCap600	32,078,860	(1,860,794)	(1,391,552)	30,687,308	(469,242)
Ultra Russell2000	186,942,870	(75,775,568)	(47,085,076)	139,857,794	(28,690,492)
UltraPro QQQ®	164,988	(361,459)	2,125	167,113	(363,584)
UltraPro Dow30SM	(267,778)	127,421	2	(267,776)	127,419
UltraPro S&P500®	12,983,055	1,811,389	162,978	13,146,033	1,648,411
UltraPro MidCap400	978,721	1,556,388	13,678	992,399	1,542,710
UltraPro Russell2000	788,132	2,160,838	283	788,415	2,160,555
Ultra Russell1000 Value	10,392,818	(3,156,795)	(809,970)	9,582,848	(2,346,825)
Ultra Russell1000 Growth	16,881,412	(4,575,188)	(3,078,802)	13,802,610	(1,496,386)
Ultra Russell MidCap Value	15,052,737	(3,275,018)	(1,124,321)	13,928,416	(2,150,697)
Ultra Russell MidCap Growth	11,158,664	(2,331,022)	(243,040)	10,915,624	(2,087,982)
Ultra Russell2000 Value	13,592,225	(2,097,124)	(1,357,396)	12,234,829	(739,728)
Ultra Russell2000 Growth	18,744,105	(4,609,260)	(1,724,464)	17,019,641	(2,884,796)
Ultra Basic Materials	319,733,812	(122,844,275)	(36,315,469)	283,418,343	(86,528,806)
Ultra Consumer Goods	8,548,064	1,104,873	300,375	8,848,439	804,498
Ultra Consumer Services	5,803,303	1,178,651	796	5,804,099	1,177,855
Ultra Financials	1,248,984,947	(395,470,573)	(270,641,624)	978,343,323	(124,828,949)
Ultra Health Care	12,451,798	196,413	(1,101,914)	11,349,884	1,298,327
Ultra Industrials	22,418,507	(607,022)	(675,632)	21,742,875	68,610
Ultra KBW Regional Banking	(1,684,288)	(555,896)	(2,592)	(1,686,880)	(553,304)
Ultra Nasdaq Biotechnology	(271,157)	(1,124,691)	425	(270,732)	(1,125,116)
Ultra Oil & Gas	226,194,349	(177,025,761)	(33,478,363)	192,715,986	(143,547,398)
Ultra Real Estate	444,928,578	(18,676,064)	(30,152,526)	414,776,052	11,476,462
Ultra Semiconductors	60,627,050	(5,889,816)	(8,287,164)	52,339,886	2,397,348
Ultra Technology	73,045,970	(2,145,790)	2,354,652	75,400,622	(4,500,442)
Ultra Telecommunications	5,211,425	(2,015,208)	(204,447)	5,006,978	(1,810,761)
Ultra Utilities	6,134,373	(1,500,115)	(1,490,327)	4,644,046	(9,788)
Ultra MSCI EAFE	(460,845)	(225,354)	—	(460,845)	(225,354)
Ultra MSCI Emerging Markets	2,266,475	(852,317)	407	2,266,882	(852,724)
Ultra 7-10 Year Treasury	263,125	987,210	1,080	264,205	986,130
Credit Suisse 130/30	3,086,034	(1,251,070)	(13,511)	3,072,523	(1,237,559)

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 485

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

486 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following ninety nine funds included in the ProShares Trust:

Ultra QQQ
Ultra Dow30
Ultra S&P500
Ultra Russell3000
Ultra MidCap400
Ultra SmallCap600
Ultra Russell2000
UltraPro QQQ
UltraPro Dow30
UltraPro S&P500
UltraPro MidCap400
UltraPro Russell2000
Ultra Russell1000 Value
Ultra Russell1000 Growth
Ultra Russell MidCap Value
Ultra Russell MidCap Growth
Ultra Russell2000 Value
Ultra Russell2000 Growth
Ultra Basic Materials
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Health Care
Ultra Industrials
Ultra KBW Regional Banking
Ultra Nasdaq Biotechnology
Ultra Oil & Gas
Ultra Real Estate
Ultra Semiconductors
Ultra Technology
Ultra Telecommunications
Ultra Utilities
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra MSCI Europe
Ultra MSCI Pacific ex-Japan
Ultra MSCI Brazil
Ultra FTSE/Xinhua China 25
Ultra MSCI Japan
Ultra MSCI Mexico Investable Market
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Short QQQ
Short Dow30
Short S&P500
Short MidCap400
Short SmallCap600
Short Russell2000
UltraShort QQQ
UltraShort Dow30
UltraShort S&P500
UltraShort Russell3000
UltraShort MidCap400
UltraShort SmallCap600
UltraShort Russell2000
UltraPro Short QQQ
UltraPro Short Dow30
UltraPro Short S&P500
UltraPro Short MidCap400
UltraPro Short Russell2000
UltraShort Russell1000 Value
UltraShort Russell1000 Growth
UltraShort Russell MidCap Value
UltraShort Russell MidCap Growth
UltraShort Russell2000 Value
UltraShort Russell2000 Growth
Short Basic Materials
Short Financials
Short KBW Regional Banking
Short Oil & Gas
Short Real Estate
UltraShort Basic Materials
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Health Care
UltraShort Industrials
UltraShort Nasdaq Biotechnology
UltraShort Oil & Gas
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Telecommunications
UltraShort Utilities
Short MSCI EAFE
Short MSCI Emerging Markets
Short FTSE/Xinhua China 25
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort MSCI Europe
UltraShort MSCI Pacific ex-Japan
UltraShort MSCI Brazil
UltraShort FTSE/Xinhua China 25
UltraShort MSCI Japan
UltraShort MSCI Mexico Investable Market
Short 20+ Year Treasury
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
Credit Suisse 130/30

(collectively, the "Funds") at May 31, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year or period ended May 31, 2007 were audited by other auditors whose report dated July 20, 2007 expressed an unqualified opinion on those statements.

As discussed in Note 15 of the Notes to Financial Statements, on June 1, 2009 the Funds modified their methodology for specifically identifying the cost of securities sold or distributed in redemption in-kind transactions.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 29, 2010

Report of Independent Registered Public Accounting Firm :: ProShares Trust :: 487

Under an amended investment advisory agreement, dated December 14, 2005, between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through the dates indicated for each Fund in Note 4 of the accompanying Notes to Financial Statements. After such date, the expense waiver and reimbursement may be terminated or revised. Amounts waived or reimbursed by the Advisor may be recouped by ProShare Advisors within five years of the end of the applicable contractual period to the extent that such recoupment will not cause a Fund's expenses to exceed any expense limitation in place at the date of the agreement. ProShare Advisors, from its own resources, also may make payments to broker-dealers and other financial institutions in connection with their distribution of the Funds' Shares.

As disclosed in the Semiannual Report to shareholders dated November 30, 2009, at a meeting held on December 15, 2009, the Board unanimously approved the continuance of the Advisory Agreement with respect to the 78 Funds covered by the period of that Report. Also at that meeting, the Board unanimously approved Advisory Agreements for 18 Funds covered by the period of this Report which commenced operations subsequent to November 30, 2009. At a meeting held on March 3, 2010, the Board unanimously approved the Advisory Agreement with respect to ProShares Ultra KBW Regional Banking, ProShares Short KBW Regional Banking and ProShares Short FTSE/Xinhua China 25 (individually a "New Fund" and collectively the 'New Funds"). The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each New Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the New Funds; (iii) the extent to which economies of scale would be realized as the New Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of each New Funds' shareholders.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law, are discussed in more detail below. In reaching its determination to approve the Advisory Agreement with respect tot the New Funds, the Board considered that the New Funds were unique in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the New Funds, detailed comparative industry fee data and information regarding how fund brokerage would be allocated and developments in the financial services industry. The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Disinterested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality of services the Trust expects to be provided by the Advisor in its management of the New Funds and the potential success of each New Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the New Funds, and noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage each New Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each New Fund's daily investment objective, the New Funds need to be re-balanced each day, an activity not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that are intended to maximize the New Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding future allocation of New Fund brokerage. The Board also reviewed the quality of the Advisor's compliance program. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the New Funds consistent with the terms of the Advisory Agreement, particularly in light of the unique nature of the New Funds and the services required to support them. The Board also concluded that the portfolio manager compensation structure was appropriate and provided appropriate incentives, and that the Advisor's brokerage practices were reasonable.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other ETFs and mutual funds, offering services similar to those provided to the New Funds. The Board considered that obtaining useful industry fee comparisons for the New Funds is challenging because there are few similar funds in the marketplace. Nevertheless, the Board found such comparisons useful in that

488 :: ProShares Trust :: Board Approval of Investment Advisory Agreement (Unaudited)

each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided some basis for evaluating the reasonableness of the proposed advisory fee. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs investors would pay to achieve the objectives of the New Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's anticipated performance of non-advisory services, including those performed under a Management Services Agreement. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by each New Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the New Funds.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board noted that the New Funds' expected asset volatility may offset the benefits of such economies. In addition, the Advisor advised the Board that to maintain exposure consistent with each New Fund's daily investment objective, the New Funds must be re-balanced each day, an activity not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the New Funds grow, to meet the daily investment objectives of the New Funds. The Board also considered the start-up of the New Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the New Funds to impose advisory fee breakpoints at this time.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each New Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each New Fund and in the best interest of its shareholders.

Board Approval of Investment Advisory Agreement (Unaudited) :: ProShares Trust :: 489

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

490 :: ProShares Trust :: Misc. Information (Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (99) ProFunds (112) Access One Trust (3)	Directorship Search Group, Inc.; ProFunds; and Access One Trust

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (99) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.; ProFunds; and Access One Trust

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and Managing Partner ProShare Capital Management LLC (June 2008 to present)	ProShares (99) ProFunds (112) Access One Trust (3)	ProFunds; and Access One Trust

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir may be deemed to be an "interested person" as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

Trustees and Officers of ProShares Trust (Unaudited) :: ProShares Trust :: 491

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of the Advisor (November 2005 to present); ProFund Advisors (April 1997 to present); and ProShare Capital Management LLC (June 2008 to present)

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present); Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President (June 2000 to December 2008)

Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of the Advisor (November 2005 to present) and ProFund Advisors (August 2002 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Charles J. Daly 70 Fargo Street Boston, MA 02110 Birth Date: 1/71	Assistant Secretary	Indefinite; June 2010 to present	Vice President and Associate General Counsel of J.P. Morgan Investor Services Co. (February 2010 to present); Chief Compliance Officer and General Counsel of Ironwood Investment Management, LLC (September 2006 to February 2010); Senior Counsel of BISYS Fund Administration (November 2003 to September 2006)

Harold J. Dahlman 70 Fargo Street Boston, MA 02110 Birth Date: 11/69	Assistant Treasurer	Indefinite; March 2009 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (December 2008 to present); Senior Manager within the Financial Services Office – Asset Management Assurance Group at Ernst & Young LLP (September 2005 to December 2008)

492 :: ProShares Trust :: Trustees and Officers of ProShares Trust (Unaudited)

ProShares®

ProShares Trust

7501 Wisconsin Avenue Suite 1000 Bethesda, MD 20814

866.PRO.5125 866.776.5125

www.proshares.com

Each Short or Ultra ProShares ETF seeks a return that is either 300%, 200%, -100%, -200% or -300% of the return of an index or other benchmark (target) for a single day. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their ProShares holding consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProShare, visit www.proshares.com

"Standard & Poor's®," "S&P®," " S&P 500®,""Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Annual Report

May 31, 2010

Ultra ProShares

Ultra MarketCap

SSO  Ultra S&P500®

UPRO  UltraPro S&P500®

Short ProShares

Short MarketCap

SH  Short S&P500®

SDS  UltraShort S&P500®

SPXU  UltraPro Short S&P500®

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

1	Shareholder Letter

2	Management Discussion of Fund Performance

11	Expense Examples

13	Schedule of Portfolio Investments

14	Ultra MarketCap ProShares

20	Short MarketCap Proshares

26	Statements of Assets and Liabilities

28	Statements of Operations

30	Statements of Changes in Net Assets

33	Financial Highlights

37	Notes to Financial Statements

48	Report of Independent Registered Public Accounting Firm

49	Proxy Voting & Quarterly Portfolio Holdings Information

50	Trustees and Officers of ProShares Trust

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Dear Shareholder:

I am pleased to present the ProShares Trust Annual Report for the fiscal year ended May 31, 2010.

Markets Rebound

During this 12-month period, stocks and bonds generated strong positive returns — a significant improvement from this time last year. In terms of equity performance, the S&P 500 rose 21.0% for the period. Small-cap and mid-cap stocks outperformed large-cap stocks, with the Russell 2000 Index® rising 33.6% and the S&P MidCap 400 Index® gaining 34.5%. Foreign equities also generated positive returns, with the MSCI All Country World Index ex-USA® rising 10.89%. Emerging markets, as measured by the MSCI Emerging Markets Index®, returned 21.45%. In addition, fixed-income securities generally performed well during the year, with the Barclays Capital U.S. Aggregate Bond Index gaining 8.4%.(1)

Cyclical Sectors Advance

On a sector basis, cyclical stocks generally outperformed non-cyclical, more defensive stocks. The real estate, semiconductor, and consumer services sectors were the best-performing sectors for the period, with the Dow Jones U.S. Real Estate IndexSM, Dow Jones U.S. Semiconductor IndexSM, and the Dow Jones U.S. Consumer Services IndexSM rising 55.5%, 36.0%, and 35.5%, respectively.

The weakest sectors for the period were the utilities and energy sectors, as measured by the Dow Jones U.S. Utilities IndexSM and the Dow Jones U.S. Oil and Gas IndexSM, which returned 14.1% and 2.2%, respectively. Commodity prices, as reflected by the Dow Jones-UBS Commodity IndexSM, were essentially flat, with the index posting a gain of 0.5%.

ProShares Expands ETF Lineup

This year, you will see an expanded ProShares lineup. We introduced 35 new ETFs, including ProShares Credit Suisse 130/30 — the first ETF to offer exposure to an indexed 130/30 investment strategy. Our new lineup also features an expanded range of leveraged and inverse international, sector, fixed-income, and market cap ETFs. To learn more about your ProShares ETFs, please visit us online at proshares.com.

As always, we deeply appreciate your trust and confidence in ProShares.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

ProShares Trust

(1)All investment performance figures above reflect total return.

1

Management Discussion
of Fund Performance

2 :: ProShares Trust :: Management Discussion of Fund Performance (Unaudited)

Investment Strategies and Techniques:

Each series of ProShares Trust (each a "Fund" and collectively, the "Funds") is designed to correspond to the performance of a benchmark (before fees and expenses) such as the daily price performance, a multiple of the daily price performance, the inverse of the daily price performance or a multiple of the inverse of the daily price performance, of an index. ProShare Advisors LLC ("PSA") uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.

Other than ProShares 130/30 the Funds do not seek to provide correlation with their benchmarks over any period of time other than daily. The Funds do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each Fund during the year:

•  Benchmark Performance: The performance of the index underlying each Fund's benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.

Please see below for a discussion of market conditions that affected the performance of the Funds and their various benchmark indexes.

•  The Impact of Leverage on the Funds' Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than +/- 100% of the daily performance of an index (i.e., Ultra, UltraPro, UltraShort, and UltraPro Short ProShares) was impacted proportionately more by the daily performance of the Funds' underlying indexes than those Funds that seek investment results (before fees and expenses) of 100% of the performance ("Alpha ProShares") or -100% of the daily performance of an index (i.e., Short ProShares). The performance of those Funds that seek daily investment results (before fees and expenses) of -100%, -200%, or -300% (i.e., Short, UltraShort, and UltraPro Short ProShares) was inversely impacted by the daily performance of the Funds' underlying indexes.

•  Compounding of Daily Returns and Volatility: Ultra ProShares and Short ProShares are designed to provide a multiple of index returns for a single day only. For longer periods, performance may be greater than or less than the one-day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•  Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•  Stock Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•  Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes that are comparatively less liquid than other Funds' benchmark indexes.

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:

Sixty-four (64) Funds were in existence for the entire period covered by this annual report. Thirty-five (35) Funds were launched over this period, as well. Below, we review general economic and market events, as well as index performance, for the period ended May 31, 2010.

Economy:

The twelve month period ending May 31, 2010 began with the U.S. economy still reeling from the after effects of the bursting of both the housing and credit bubbles. The period opened with the U.S. in the midst of a severe recession, with high unemployment and investors' portfolios and housing values down sharply. The credit crisis that began in 2008, continued into 2009, with banks and other lenders extremely reluctant to make loans.

The U.S. economy began to stabilize in the latter half of 2009, but continued to be very fragile. The Gross Domestic Product (GDP) grew in each of the three quarters beginning with the third quarter of 2009, after four consecutive quarters of declines. Borrowing conditions in the capital markets improved, issuance of new debt had expanded, and the cost of borrowing had declined. Large banks such as J.P. Morgan and Goldman Sachs repaid the emergency TARP money loaned to them by the Federal Reserve and the Treasury Department the year prior. Even banks that had yet to repay TARP funds were able to issue new equity shares and replenish their capital positions due to improved market sentiment.

Management Discussion of Fund Performance (Unaudited) :: ProShares Trust :: 3

Despite these positive improvements, the banking system, especially in regards to smaller banks, was still struggling. Delinquencies and defaults on many types of loans were still rising, particularly commercial real estate and consumer loans. While residential housing prices had stabilized, commercial real estate prices continued to drop, forcing write-offs from banks.

The Federal Reserve went to unprecedented levels in an effort to alleviate the financial crisis and economic instability. Beginning in the spring of 2009, the Federal Reserve purchased $1.25 trillion worth of mortgage backed securities in order to provide liquidity to the market and keep mortgage rates low. In addition to their MBS purchase program, the Fed continued to keep their target for the Fed Funds rate at record low rates, targeting between 0% and 0.25% over the entire twelve month period.

Key economic statistics summarize the weak, but stabilizing, economy over the period. The unemployment rate worsened from 9.4% to 9.7%. Non-Farm Payrolls data showed a net loss of about 1.6 million jobs over the first seven months, before showing a turnaround beginning around January, 2010. Government data showed that inflation remained subdued, with the Consumer Price Index indicating a 2.0% inflation rate over the period. Housing prices, as measured by the S&P Case-Shiller US Home Price Index, fell 30% between the second quarter of 2006 and the first quarter of 2009, before rising slightly over the following four quarters. And finally, the Conference Board's Consumer Confidence Index was up nicely from its February, 2009 trough, but remained at low levels similar to those measured during the recessions of the early 80's and early 90's.

Stock markets around the globe rallied for most of the period, as exemplified by the S&P 500's over 30% rally from early July, 2009 through late April, 2010. A late swoon in May, 2010, brought on by increasing concerns over a European debt crisis, reduced the S&P 500's total return for the entire period to +21.0%. Developed markets outside of the U.S., as measured by the MSCI EAFE index reported a total return of 7.1%.

In fixed income markets, the U.S. 30 Year bond yield rose for most of the year as global and U.S. economies stabilized, only to drop in the spring as European concerns intensified. The Long Bond yield started the period at 4.3%, spent most of the year between 4.0% and 5.0%, and settled at 4.2% at period end. At the short end of the yield curve, three-month Treasury Bills and two-year Treasury Notes ended the period almost exactly where they started, at 0.16% and 0.77%, respectively.

Commodity markets were relatively tame, certainly in comparison to the two years prior, in which commodities saw a solid rally followed by a more than 50% decline in prices. A broad basket of commodities, as measured by the Dow Jones-UBS Commodity Index, rose a mere 0.5% over the period. Once again this year, gold was a bright spot among commodities. In December, it passed $1200 per ounce for the first time ever, and gained 26.8% for the period.

The US Dollar, which had struggled against other major currencies for much of the decade, gained some of that back, rallying 9.1% against a basket of six major currencies, as measured by the U.S. Dollar Index. With concerns over the European debt crisis growing, the U.S. Dollar rallied sharply against the Euro in April and May, leaving the U.S. Dollar up 15.0% against the European currency for the period. The U.S. Dollar did not gain against all major currencies, as it fell 4.3% to both the Japanese Yen and the Canadian Dollar.

Index Performance:

For the period of this report, ProShare Advisors managed Funds based on five broad categories of indices — broad market, sector, style, international and fixed-income.

The U.S. equity market posted positive returns as measured by various broad market indices for the year ended May 31, 2010. These broader markets experienced returns that ranged from 20.99% to 34.95%, with the S&P Small Cap 600 experiencing the best return and the S&P 500 increasing the least.

PSA managed a total of 30 exchange traded funds which have benchmarks to broad market indices, 12 of which were launched during the year ending May 31, 2010. The performance for their benchmark indexes were as follows: the S&P Small Cap 600 Index returned 34.95%, the S&P MidCap 400 Index returned 34.52%, the Russell 2000 Index returned 33.64%, the NASDAQ — 100 returned 29.88%, the Dow Jones Industrial Average returned 22.66% and the S&P 500 Index returned 20.99% for the year ending May 31, 2010.

The sector indices also posted positive returns across the board for the year ended May 31, 2010. The sector indices experienced returns that ranged from 2.19% to 55.54%. PSA managed 32 sector funds, six of which were launched during the year ending May 31, 2010. For the year, these indices had the following returns as measured by Dow Jones: Real Estate, 55.54%; Semiconductors, 36.04%; Consumer Services, 35.47%; Industrials, 33.38%; Technology, 30.61%, Basic Materials, 29.15%; Financials, 23.64%; Consumer Goods, 22.31%; Health Care, 15.61%; Select Telecommunications, 14.38%; Utilities, 14.11%; and Oil and Gas, 2.19%. Additionally, there are two other non-Dow Jones indices: KBW Regional Banking, 28.20% and NASDAQ Biotechnology, 20.10%.

Recent years have seen one style of investing typically gain favor over another during the course of a year. This year, as has been the trend the past eight out of nine years, value stocks once again outperformed growth stocks over all areas of the market capitalization spectrum. However, all six styles tracked by ProShares had substantial gains, with returns of over 21% in all categories. For the year, these indices had the following returns: Russell MidCap Value, 37.62%, Russell 2000 Value, 36.63%; Russell 2000 Growth, 30.55%; Russell MidCap Growth, 30.14%; Russell 1000 Value, 22.97%; and Russell 1000 Growth, 21.59%.

International equity markets also saw positive returns. PSA managed a total of 19 funds benchmarked to various international indices, 13 of which were launched during the year ending May 31, 2010. For the year ending May 31, 2010, these indices had the following returns: MSCI Mexico Investable Market Index, 35.41%; MSCI Brazil Index, 19.22%; MSCI Emerging Markets Index, 21.45%; MSCI Pacific ex-Japan Index, 23.70%; FTSE Xinhua China 25 Index, 10.49%; MSCI EAFE Index, 7.07%; MSCI Europe Index, 5.10%; and MSCI Japan Index, 4.82%.

PSA managed five funds benchmarked to Treasury indices, three of which were launched during the year ending May 31, 2010. For the year ending May 31, 2010, the Barclays Capital 7-10 Year U.S. Treasury Bond Index and Barclays Capital 20+ Year U.S. Treasury Bond Index returned 6.04% and 6.87% respectively.

4 :: ProShares Trust :: Management Discussion of Fund Performance (Unaudited)

Index Volatility:

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended May 31, 2010, was 18.07%, which was considerably lower than the prior year's volatility of 45.61%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Real Estate Index and the KBW Regional Banking Index. The least volatile were the Dow Jones U.S. Consumer Goods Index and the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The volatility of each index is shown below.

Underlying Index	One Year Return	One Year Index Volatility
Dow Jones U.S. Real Estate Index	55.54%	33.91%
KBW Regional Banking Index	28.20%	32.36%
MSCI Brazil Index*	19.22%	31.85%
Dow Jones U.S. Basic Materials Index	29.15%	30.37%
Dow Jones U.S. Financials Index	23.64%	27.88%
FTSE/Xinhua China 25 Index*	10.49%	27.85%
Dow Jones U.S. Semiconductors Index	36.04%	27.12%
MSCI Europe Index*	5.10%	25.86%
Russell 2000 Value Index	36.63%	25.36%
Russell 2000 Index	33.64%	24.18%
MSCI Mexico Investable Market Index*	35.41%	24.04%
Dow Jones U.S. Oil & Gas Index	2.19%	23.89%
S&P SmallCap 600 Index	34.95%	23.21%
Russell MidCap Value Index	37.62%	22.95%
Dow Jones U.S. Industrials Index	33.38%	21.74%
S&P MidCap 400 Index	34.52%	21.33%
MSCI Pacific ex-Japan Index*	23.70%	23.46%
MSCI Emerging Markets Index*	21.45%	20.63%
Russell 1000 Value Index	22.97%	20.53%
Russell MidCap Growth Index	30.14%	20.28%
MSCI EAFE Index*	7.07%	19.46%
NASDAQ Biotechnology Index	20.10%	19.42%
Dow Jones U.S. Technology Index	30.61%	19.14%
NASDAQ 100 Index	29.88%	19.01%
MSCI Japan Index*	4.82%	18.90%
Russell 3000 Index	23.19%	18.70%
Dow Jones U.S. Select Telecommunications Index	14.38%	18.53%
S&P 500 Index	20.99%	18.07%
Dow Jones U.S. Consumer Services Index	35.47%	17.83%
Credit Suisse 130/30 Large Cap Index	21.86%	17.82%
Russell 2000 Growth Index	30.55%	16.51%
Russell 1000 Growth Index	21.59%	16.51%
Barclays Capital 20+ Year U.S. Treasury Bond Index	6.87%	16.22%
Dow Jones Industrial Average	22.66%	16.17%
Dow Jones U.S. Utilities Index	14.11%	15.94%
Dow Jones U.S. Health Care Index	15.61%	14.83%
Dow Jones U.S. Consumer Goods Index	22.31%	14.12%
Barclays Capital 7-10 Year U.S. Treasury Bond Index	6.04%	7.51%

*Index returns are as of 5/28/10, the last day of U.S. trading for the period

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was .29% at the beginning of the year, climbing to .33% at the end of the period. Each Ultra and UltraPro Fund essentially pays one and two times this rate plus a spread, while each Short, Ultra Short, and UltraPro Short essentially receives two, three, and four times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

PSA does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, PSA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

Management Discussion of Fund Performance (Unaudited) :: ProShares Trust :: 5

  Ultra S&P500®  SSO

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of 39.73%1, compared to a total return of 20.99%2 for the index. For the period, the Fund had an average daily volume of 26,462,905 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Apple Computer Inc (+89.35%), Bank of America Corp (+40.05%), and Microsoft Corp (+25.86%), while the bottom three performers in this group were Exxon Mobil Corp (–10.59%), JP Morgan Chase & Co (+7.79%), and Johnson & Johnson (+9.19%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra S&P500® Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Ultra S&P500® Fund	39.73%	-12.73%
S&P 500 Index	20.99%	-1.12%

Expense Ratios**

Fund	Gross	Net
Ultra S&P500® Fund	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	89%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.8%
Apple, Inc.	2.3%
Microsoft Corp.	1.9%
Procter & Gamble Co. (The)	1.7%
General Electric Co.	1.7%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: ProShares Trust :: Management Discussion of Fund Performance

  UPRO  UltraPro S&P500®

ProShares UltraPro S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 300% of the daily return of the index. From inception on June 23, 2009 to May 31, 2010, the Fund had a total return of 71.53%1, compared to a total return of 24.06%2 for the index. For the period, the Fund had an average daily volume of 1,270,971 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Computer Inc (+91.90%), General Electric Co (+43.61%), and Bank of America Corp (+28.94%), while the bottom three performers in this group were Exxon Mobil Corp (–10.08%), Johnson & Johnson (+9.49%), and Microsoft Corp (+12.85%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro S&P500® Fund from June 23, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (06/23/09)
UltraPro S&P500® Fund	71.53%
S&P 500 Index	24.06%

Expense Ratios**

Fund	Gross	Net
UltraPro S&P500® Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	201%
Futures Contracts	18%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.3%
Apple, Inc.	1.9%
Microsoft Corp.	1.6%
Procter & Gamble Co. (The)	1.5%
General Electric Co.	1.4%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 7

  Short S&P500®  SH

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –20.66%1, compared to a total return of 20.99%2 for the index. For the period, the Fund had an average daily volume of 2,810,563 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short S&P500® Fund from June 19, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (6/19/06)
Short S&P500® Fund	-20.66%	-1.92%
S&P 500 Index	20.99%	-1.12%

Expense Ratios**

Fund	Gross	Net
Short S&P500® Fund	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-83%
Futures Contracts	-17%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: ProShares Trust :: Management Discussion of Fund Performance

  SDS  UltraShort S&P500®

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –38.71%1, compared to a total return of 20.99%2 for the index. For the period, the Fund had an average daily volume of 39,735,853 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort S&P500® Fund from July 11, 2006 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (7/11/06)
UltraShort S&P500® Fund	-38.71%	-11.26%
S&P 500 Index	20.99%	-1.82%

Expense Ratios**

Fund	Gross	Net
UltraShort S&P500® Fund	0.91%	0.91%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-184%
Futures Contracts	-16%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 9

  UltraPro Short S&P500®  SPXU

ProShares UltraPro Short S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –300% of the daily return of the index. From inception on June 23, 2009 to May 31, 2010, the Fund had a total return of –56.70%1, compared to a total return of 24.06%2 for the index. For the period, the Fund had an average daily volume of 3,656,474 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Short S&P500® Fund from June 23, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (6/23/09)
UltraPro Short S&P500® Fund	-56.70%
S&P 500 Index	24.06%

Expense Ratios**

Fund	Gross	Net
UltraPro Short S&P500® Fund	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-281%
Futures Contracts	-19%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	16.1%
Technology	13.1%
Communications	11.2%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	9.0%
Utilities	3.4%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: ProShares Trust :: Management Discussion of Fund Performance

Expense Examples

Expense Examples (Unaudited) :: ProShares Trust :: 11

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2010.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2010.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra S&P500®
Actual	$1,000.00	$986.00	$4.51	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
UltraPro S&P500®
Actual	$1,000.00	$957.00	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short S&P500®
Actual	$1,000.00	$976.10	$4.48	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
UltraShort S&P500®
Actual	$1,000.00	$941.20	$4.40	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
UltraPro Short S&P500®
Actual	$1,000.00	$895.10	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

12 :: ProShares Trust :: Expense Examples (Unaudited)

Schedule of Portfolio Investments

May 31, 2010 :: Schedule of Portfolio Investments :: 13

  Ultra S&P500®  SSO

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 95.5%
113,393	3M Co. (Industrials)	0.5%	$8,993,199
247,366	Abbott Laboratories (Health Care)	0.7%	11,764,727
331,468	Altria Group, Inc. (Consumer Staples)	0.4%	6,725,486
54,535	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	6,841,961
190,661	American Express Co. (Financials)	0.5%	7,601,654
156,021	Amgen, Inc.* (Health Care)	0.5%	8,078,767
144,470	Apple, Inc.* (Information Technology)	2.3%	37,151,905
940,313	AT&T, Inc. (Telecommunication Services)	1.4%	22,849,606
1,598,290	Bank of America Corp. (Financials)	1.5%	25,157,085
263,657	Berkshire Hathaway, Inc., Class B* (Financials)	1.1%	18,601,001
120,601	Boeing Co. (The) (Industrials)	0.5%	7,740,172
319,969	Chevron Corp. (Energy)	1.4%	23,636,110
912,203	Cisco Systems, Inc.* (Information Technology)	1.3%	21,126,621
3,130,469	Citigroup, Inc.* (Financials)	0.8%	12,396,657
367,250	Coca-Cola Co. (The) (Consumer Staples)	1.1%	18,876,650
452,080	Comcast Corp., Class A (Consumer Discretionary)	0.5%	8,178,127
236,882	ConocoPhillips (Energy)	0.7%	12,284,701
221,536	CVS Caremark Corp. (Consumer Staples)	0.5%	7,671,792
752,189	Exxon Mobil Corp. (Energy)	2.8%	45,477,347
1,699,906	General Electric Co. (Industrials)	1.7%	27,793,463
83,842	Goldman Sachs Group, Inc. (The) (Financials)	0.7%	12,095,047
38,502	Google, Inc., Class A* (Information Technology)	1.1%	18,680,400
375,051	Hewlett-Packard Co. (Information Technology)	1.1%	17,256,097
270,908	Home Depot, Inc. (Consumer Discretionary)	0.6%	9,172,945
880,079	Intel Corp. (Information Technology)	1.1%	18,851,292
206,956	International Business Machines Corp. (Information Technology)	1.6%	25,923,309
438,434	Johnson & Johnson (Health Care)	1.6%	25,560,702
632,976	JPMorgan Chase & Co. (Financials)	1.5%	25,053,190
276,676	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	7,912,934

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
171,421	McDonald's Corp. (Consumer Discretionary)	0.7%	$11,462,922
175,992	Medtronic, Inc. (Health Care)	0.4%	6,895,367
496,329	Merck & Co., Inc. (Health Care)	1.0%	16,721,324
1,215,653	Microsoft Corp. (Information Technology)	1.9%	31,363,847
129,360	Occidental Petroleum Corp. (Energy)	0.7%	10,673,494
622,739	Oracle Corp. (Information Technology)	0.9%	14,055,219
260,362	PepsiCo, Inc. (Consumer Staples)	1.0%	16,374,166
1,285,764	Pfizer, Inc. (Health Care)	1.2%	19,582,186
299,673	Philip Morris International, Inc. (Consumer Staples)	0.8%	13,221,573
462,757	Procter & Gamble Co. (The) (Consumer Staples)	1.7%	28,269,825
267,752	QUALCOMM, Inc. (Information Technology)	0.6%	9,521,261
190,639	Schlumberger Ltd. (Energy)	0.7%	10,704,380
119,858	Target Corp. (Consumer Discretionary)	0.4%	6,535,857
304,835	U.S. Bancorp (Financials)	0.4%	7,303,847
158,180	United Parcel Service, Inc., Class B (Industrials)	0.6%	9,927,377
149,189	United Technologies Corp. (Industrials)	0.6%	10,052,355
451,785	Verizon Communications, Inc. (Telecommunication Services)	0.8%	12,433,123
339,939	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	17,187,316
309,002	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	10,326,847
825,389	Wells Fargo & Co. (Financials)	1.4%	23,680,410
25,972,241	Other Common Stocks	47.7%	783,491,350
	Total Common Stocks (Cost $1,548,932,241)		1,569,236,993
Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
$12,672,940	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $12,672,940)		12,672,940
	Repurchase Agreements (a) — 5.4%
5,381,574	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $5,381,682 (b)		5,381,574

See accompanying notes to the financial statements.

14 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  SSO  Ultra S&P500®

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$2,166,232	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,166,278 (c)	$2,166,232
2,896,923	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,896,987 (d)	2,896,923
10,695,137	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $10,695,574 (e)	10,695,137
10,695,137	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $10,695,595 (f)	10,695,137
21,628,310	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $21,628,767 (g)	21,628,310
14,260,183	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,260,793 (h)	14,260,183
6,498,695	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,498,832 (i)	6,498,695
10,763,147	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $10,763,386 (j)	10,763,147
3,606,752	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,606,832 (k)	3,606,752
	Total Repurchase Agreements (Cost $88,592,090)	88,592,090
	Total Investment Securities (Cost $1,650,197,271) — 101.7%	1,670,502,023
	Liabilities in excess of other assets — (1.7%)	(28,297,077)
	Net Assets — 100.0%	$1,642,204,946

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $500,719,095.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $5,489,206. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $2,209,557. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $2,954,861. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $10,909,099. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $10,909,071. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $22,060,903. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $14,545,424. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $6,628,673. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 15

  Ultra S&P500®  SSO

U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $10,978,432. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $3,678,897. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,186,491
Aggregate gross unrealized depreciation	(82,353,266)
Net unrealized appreciation	$15,833,225
Federal income tax cost of investments	$1,654,668,798

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	4,504	06/18/10	$245,242,800	$(8,254,632)

Cash collateral in the amount of $27,984,558 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$879,589,964	$—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	17,309,250	(3,528,624)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	159,960,634	(2,977,927)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	62,527,173	(2,123,851)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	254,144,021	(4,587,477)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	96,679,512	(7,198,155)
		$(20,416,034)

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	10.2%
Consumer Staples	10.8%
Energy	10.3%
Financials	15.5%
Health Care	11.2%
Industrials	10.1%
Information Technology	18.0%
Materials	3.3%
Telecommunication Services	2.7%
Utilities	3.4%
Other[1]	4.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

16 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UPRO  UltraPro S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 80.7%
7,994	3M Co. (Industrials)	0.5%	$634,004
17,439	Abbott Laboratories (Health Care)	0.6%	829,399
23,369	Altria Group, Inc. (Consumer Staples)	0.3%	474,157
3,845	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	482,394
13,442	American Express Co. (Financials)	0.4%	535,933
11,000	Amgen, Inc.* (Health Care)	0.4%	569,580
10,185	Apple, Inc.* (Information Technology)	1.9%	2,619,175
66,292	AT&T, Inc. (Telecommunication Services)	1.2%	1,610,896
112,680	Bank of America Corp. (Financials)	1.3%	1,773,583
18,588	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	1,311,383
8,502	Boeing Co. (The) (Industrials)	0.4%	545,658
22,558	Chevron Corp. (Energy)	1.2%	1,666,359
64,311	Cisco Systems, Inc.* (Information Technology)	1.0%	1,489,443
220,699	Citigroup, Inc.* (Financials)	0.6%	873,968
25,891	Coca-Cola Co. (The) (Consumer Staples)	1.0%	1,330,797
31,872	Comcast Corp., Class A (Consumer Discretionary)	0.4%	576,564
16,700	ConocoPhillips (Energy)	0.6%	866,062
15,618	CVS Caremark Corp. (Consumer Staples)	0.4%	540,851
53,029	Exxon Mobil Corp. (Energy)	2.3%	3,206,133
119,844	General Electric Co. (Industrials)	1.4%	1,959,449
5,911	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	852,721
2,714	Google, Inc., Class A* (Information Technology)	1.0%	1,316,779
26,441	Hewlett-Packard Co. (Information Technology)	0.9%	1,216,550
19,099	Home Depot, Inc. (Consumer Discretionary)	0.5%	646,692
62,046	Intel Corp. (Information Technology)	1.0%	1,329,025
14,590	International Business Machines Corp. (Information Technology)	1.3%	1,827,543
30,910	Johnson & Johnson (Health Care)	1.3%	1,802,053

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
44,625	JPMorgan Chase & Co. (Financials)	1.3%	$1,766,258
19,506	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	557,872
12,085	McDonald's Corp. (Consumer Discretionary)	0.6%	808,124
12,407	Medtronic, Inc. (Health Care)	0.4%	486,106
34,991	Merck & Co., Inc. (Health Care)	0.9%	1,178,847
85,704	Microsoft Corp. (Information Technology)	1.6%	2,211,163
9,120	Occidental Petroleum Corp. (Energy)	0.6%	752,491
43,903	Oracle Corp. (Information Technology)	0.7%	990,891
18,356	PepsiCo, Inc. (Consumer Staples)	0.8%	1,154,409
90,647	Pfizer, Inc. (Health Care)	1.0%	1,380,554
21,127	Philip Morris International, Inc. (Consumer Staples)	0.7%	932,123
32,624	Procter & Gamble Co. (The) (Consumer Staples)	1.5%	1,993,000
18,877	QUALCOMM, Inc. (Information Technology)	0.5%	671,266
13,440	Schlumberger Ltd. (Energy)	0.6%	754,656
8,450	Target Corp. (Consumer Discretionary)	0.3%	460,779
21,491	U.S. Bancorp (Financials)	0.4%	514,924
11,152	United Parcel Service, Inc., Class B (Industrials)	0.5%	699,900
10,518	United Technologies Corp. (Industrials)	0.5%	708,703
31,851	Verizon Communications, Inc. (Telecommunication Services)	0.6%	876,540
23,966	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	1,211,721
21,785	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	728,055
58,190	Wells Fargo & Co. (Financials)	1.2%	1,669,471
1,830,367	Other Common Stocks	40.3%	55,234,397
	Total Common Stocks (Cost $111,217,474)		110,629,401
Principal Amount
	U.S. Government & Agency Security (a) — 2.0%
$2,691,229	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $2,691,229)		2,691,229

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 17

  UltraPro S&P500®  UPRO

Principal Amount		Value
	Repurchase Agreements (a) — 13.7%
$1,141,008	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,141,031 (b)	$1,141,008
466,254	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $466,264 (c)	466,254
627,911	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $627,925 (d)	627,911
2,232,762	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,232,853 (e)	2,232,762
2,232,762	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,232,858 (f)	2,232,762
4,637,914	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,638,012 (g)	4,637,914
2,977,016	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,977,143 (h)	2,977,016
1,398,762	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,398,792 (i)	1,398,762
2,282,016	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,282,067 (j)	2,282,016
797,106	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $797,124 (k)	797,106
	Total Repurchase Agreements (Cost $18,793,511)	18,793,511
	Total Investment Securities (Cost $132,702,214) — 96.4%	132,114,141
	Other assets in excess of liabilities — 3.6%	4,902,522
	Net Assets — 100.0%	$137,016,663

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $63,343,865.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,163,828. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $475,579. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $640,469. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,277,430. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,277,424. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $4,730,678. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,036,564. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $1,426,738. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

18 :: Summary Schedule of Portfolio Investments :: May 31, 2010

  UPRO  UltraPro S&P500®

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,327,661. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $813,050. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,860,021
Aggregate gross unrealized depreciation	(4,502,849)
Net unrealized depreciation	$(642,828)
Federal income tax cost of investments	$132,756,969

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	468	06/18/10	$25,482,600	$98,677

Cash collateral in the amount of $3,045,985 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$52,081,386	$779,832
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	17,227,084	1,707,638
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	66,254,286	(2,254,550)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	137,051,527	2,053,432
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	2,359,346	(148,545)
		$2,137,807

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Consumer Discretionary	8.6%
Consumer Staples	9.1%
Energy	8.7%
Financials	13.1%
Health Care	9.4%
Industrials	8.5%
Information Technology	15.3%
Materials	2.8%
Telecommunication Services	2.3%
Utilities	2.9%
Other[1]	19.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2010 :: Summary Schedule of Portfolio Investments :: 19

  Short S&P500®  SH

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.9%
$228,952,567	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $228,952,567)	$228,952,567
	Repurchase Agreements (a) — 89.0%
95,690,082	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $95,691,996 (b)	95,690,082
44,378,897	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $44,379,834 (c)	44,378,897
63,037,010	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $63,038,411 (d)	63,037,010
160,865,843	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $160,872,412 (e)	160,865,843
160,865,843	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $160,872,724 (f)	160,865,843
428,531,811	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $428,540,858 (g)	428,531,811
214,487,791	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $214,496,966 (h)	214,487,791
133,136,691	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $133,139,502 (i)	133,136,691
191,380,164	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $191,384,417 (j)	191,380,164
91,386,531	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $91,388,562 (k)	91,386,531
	Total Repurchase Agreements (Cost $1,583,760,663)	1,583,760,663
	Total Investment Securities (Cost $1,812,713,230) † — 101.9%	1,812,713,230
	Liabilities in excess of other assets — (1.9%)	(32,980,825)
	Net Assets — 100.0%	$1,779,732,405

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $299,627,764.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $97,603,893. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $45,266,475. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $64,297,750. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $164,084,053. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $164,083,632. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $437,102,986. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $218,778,106. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

20 :: Schedule of Portfolio Investments :: May 31, 2010

  SH  Short S&P500®

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $135,799,514. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $195,208,165. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $93,214,522. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	5,721	06/18/10	$311,508,450	$17,457,215

Cash collateral in the amount of $29,824,193 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(726,085,157)	$(14,077,483)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(29,321,180)	(1,880,257)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(53,085,724)	(2,443,897)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(32,424,350)	145,365
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(242,624,316)	14,412,213
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(384,805,920)	(43,892,077)
		$(47,736,136)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 21

  UltraShort S&P500®  SDS

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.5%
$473,080,952	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $473,080,952)	$473,080,952
	Repurchase Agreements (a) — 91.8%
193,372,564	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $193,376,431 (b)	193,372,564
106,560,924	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $106,563,174 (c)	106,560,924
160,582,101	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $160,585,669 (d)	160,582,101
240,685,636	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $240,695,464 (e)	240,685,636
240,685,636	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $240,695,932 (f)	240,685,636
992,579,496	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $992,600,450 (g)	992,579,496
320,914,181	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $320,927,909 (h)	320,914,181
319,682,773	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $319,689,522 (i)	319,682,773
386,745,129	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $386,753,723 (j)	386,745,129
263,166,534	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $263,172,382 (k)	263,166,534
	Total Repurchase Agreements (Cost $3,224,974,974)	3,224,974,974
	Total Investment Securities (Cost $3,698,055,926) † — 105.3%	3,698,055,926
	Liabilities in excess of other assets — (5.3%)	(186,380,677)
	Net Assets — 100.0%	$3,511,675,249

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,434,194,744.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $197,240,034. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $108,692,144. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $163,793,743. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $245,500,686. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $245,500,054. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,012,432,334. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $327,333,302. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: May 31, 2010

  SDS  UltraShort S&P500®

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $326,076,644. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $394,480,835. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $268,430,615. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	10,497	06/18/10	$571,561,650	$39,158,986

Cash collateral in the amount of $47,011,486 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,618,984,393)	$(50,481,513)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(265,149,094)	(5,322,966)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(472,598,127)	(18,044,558)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(124,547,796)	6,301,252
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(882,052,813)	54,098,028
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(2,089,177,264)	(238,297,604)
		$(251,747,361)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 23

  UltraPro Short S&P500®  SPXU

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.7%
$31,715,656	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $31,715,656)	$31,715,656
	Repurchase Agreements (a) — 86.3%
12,876,111	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $12,876,369 (b)	12,876,111
7,443,556	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $7,443,713 (c)	7,443,556
11,377,045	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $11,377,298 (d)	11,377,045
14,286,667	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $14,287,250 (e)	14,286,667
14,286,667	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,287,278 (f)	14,286,667
68,702,779	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $68,704,229 (g)	68,702,779
19,048,890	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $19,049,705 (h)	19,048,890
22,330,667	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $22,331,138 (i)	22,330,667
25,752,223	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $25,752,795 (j)	25,752,223
19,141,638	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $19,142,063 (k)	19,141,638
	Total Repurchase Agreements (Cost $215,246,243)	215,246,243
	Total Investment Securities (Cost $246,961,899) † — 99.0%	246,961,899
	Other assets less liabilities — 1.0%	2,411,328
	Net Assets — 100.0%	$249,373,227

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $112,583,161.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $13,133,634. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $7,592,427. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $11,604,586. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $14,572,480. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $14,572,442. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $70,076,921. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $19,429,917. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

24 :: Schedule of Portfolio Investments :: May 31, 2010

  SPXU  UltraPro Short S&P500®

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $22,777,295. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $26,267,321. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $19,524,525. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	871	06/18/10	$47,425,950	$3,075,631

Cash collateral in the amount of $3,258,990 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(335,452,291)	$(5,035,698)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(84,826,369)	(8,536,098)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(126,007,199)	(4,277,853)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(154,496,873)	1,985,761
		$(15,863,888)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 25

Statements of Assets and Liabilities

26 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	Ultra S&P500®	UltraPro S&P500®	Short S&P500®	UltraShort S&P500®	UltraPro Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$1,650,197,271	$132,702,214	$1,812,713,230	$3,698,055,926	$246,961,899
Securities, at value	1,581,909,933	113,320,630	228,952,567	473,080,952	31,715,656
Repurchase agreements, at value	88,592,090	18,793,511	1,583,760,663	3,224,974,974	215,246,243
Total Investment Securities	1,670,502,023	132,114,141	1,812,713,230	3,698,055,926	246,961,899
Cash	8	—	—	—	—
Segregated cash balances with brokers for futures contracts	27,984,558	3,045,985	29,824,193	47,011,486	3,258,990
Segregated cash balances with custodian for swap agreements	87,203	—	6,792,000	26,245,337	—
Dividends and interest receivable	3,323,129	257,920	26,777	53,784	3,575
Receivable for investments sold	19,837,178	—	—	—	—
Due from counterparty	—	—	—	—	—
Receivable for capital shares issued	—	—	—	10,077,049	20,413,071
Receivable from Advisor	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	3,687,421	5,760,161	394,248
Unrealized appreciation on swap agreements	—	4,540,902	14,557,578	60,399,280	1,985,761
Prepaid licensing fees	2,699	947	2,698	2,355	948
Prepaid expenses	11,006	924	10,562	22,927	1,610
Total Assets	1,721,747,804	139,960,819	1,867,614,459	3,847,628,305	273,020,102
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	86,635	—	—	—	—
Payable for capital shares redeemed	—	—	24,088,546	20,643,752	5,566,476
Advisory fees payable	971,002	50,475	1,042,235	2,166,196	136,659
Management Services fees payable	129,466	10,935	138,964	288,824	20,471
Custodian fees payable	112,231	42,187	47,426	134,094	7,745
Administration fees payable	25,224	11,608	21,629	26,086	10,855
Trustee fees payable	266	27	324	679	50
Licensing fees payable	—	—	—	—	—
Professional fees payable	22,868	17,819	40,612	110,785	19,078
Payable for variation margin on futures contracts	3,370,645	389,316	—	—	—
Unrealized depreciation on swap agreements	20,416,034	2,403,095	62,293,714	312,146,641	17,849,649
Due to counterparty	54,243,649	—	—	—	—
Other liabilities	164,838	18,694	208,604	435,999	35,892
Total Liabilities	79,542,858	2,944,156	87,882,054	335,953,056	23,646,875
NET ASSETS	$1,642,204,946	$137,016,663	$1,779,732,405	$3,511,675,249	$249,373,227
NET ASSETS CONSIST OF:
Paid in Capital	$2,516,228,743	$127,498,134	$2,324,302,968	$5,794,213,254	$318,403,163
Accumulated undistributed net investment income (loss)	3,171,691	317,199	(7,688,564)	(15,167,726)	(942,036)
Accumulated net realized gains (losses) on investments	(868,829,574)	7,552,919	(506,603,078)	(2,054,781,904)	(55,299,643)
Net unrealized appreciation (depreciation) on:
Investments	20,304,752	(588,073)	—	—	—
Futures contracts	(8,254,632)	98,677	17,457,215	39,158,986	3,075,631
Swap agreements	(20,416,034)	2,137,807	(47,736,136)	(251,747,361)	(15,863,888)
NET ASSETS	$1,642,204,946	$137,016,663	$1,779,732,405	$3,511,675,249	$249,373,227
Shares (unlimited number of shares authorized, no par value)	45,300,000	1,000,001	33,976,429	102,075,000	7,200,001
Net Asset Value	$36.25	$137.02	$52.38	$34.40	$34.64

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 27

Statements of Operations

28 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	Ultra S&P500®	UltraPro S&P500®	Short S&P500®	UltraShort S&P500®	UltraPro Short S&P500®
	Year Ended May 31, 2010	June 23, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010	June 23, 2009* through May 31, 2010
INVESTMENT INCOME:
Dividends	$31,623,903	$1,224,145	$—	$—	$—
Interest	63,622	11,293	1,413,130	3,615,965	133,744
Foreign withholding tax on dividends	—	—	—	—	—
Total Investment Income	31,687,525	1,235,438	1,413,130	3,615,965	133,744
EXPENSES:
Advisory fees (Note 4)	13,434,380	615,080	11,621,461	25,901,387	1,086,21
Management Services fees (Note 4)	1,791,238	82,010	1,549,517	3,453,493	144,828
Professional fees	83,644	21,941	64,019	131,487	23,688
Administration fees (Note 5)	295,386	104,946	249,812	300,331	99,494
Custodian fees (Note 6)	384,980	156,181	179,713	392,805	20,211
Printing and Shareholder reports	398,972	33,132	333,982	732,671	50,094
Licensing fees	12,950	15,299	12,950	16,330	15,299
Trustee fees	30,728	634	17,743	45,388	1,287
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	59,332	—	176,211	—	—
Other fees	71,836	8,949	65,471	206,725	14,111
Total Gross Expenses before fees waived and/or reimbursed	16,563,446	1,038,172	14,270,879	31,180,617	1,455,228
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(258,676)	—	—	(81,157)
Total Net Expenses	16,563,446	779,496	14,270,879	31,180,617	1,374,071
Net Investment Income (Loss)	15,124,079	455,942	(12,857,749)	(27,564,652)	(1,240,327)
NET REALIZED GAIN (LOSS) ON:
Investments	(72,974,371)	(3,549,405)	—	—	—
Futures contracts	87,559,458	1,319,324	(121,262,105)	(224,845,712)	(7,929,360)
Swap agreements	541,971,199	10,444,341	(303,969,162)	(1,737,556,666)	(47,370,283)
In-kind redemptions of investments	203,729,605	4,931,773	—	—	—
Net realized gain (loss)	760,285,891	13,146,033	(425,231,267)	(1,962,402,378)	(55,299,643)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	145,209,383	(588,073)	—	—	—
Futures contracts	(21,693,083)	98,677	23,488,425	44,331,778	3,075,631
Swap agreements	(163,628,774)	2,137,807	3,799,601	98,327,606	(15,863,888)
Change in net unrealized appreciation (depreciation)	(40,112,474)	1,648,411	27,288,026	142,659,384	(12,788,257)
Net realized and unrealized gain (loss)	720,173,417	14,794,444	(397,943,241)	(1,819,742,994)	(68,087,900)
Change in Net Assets Resulting from Operations	$735,297,496	$15,250,386	$(410,800,990)	$(1,847,307,646)	$(69,328,227)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 29

Statements of Changes in Net Assets

30 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra S&P500®		UltraPro S&P500®	Short S&P500®
	Year Ended May 31, 2010	Year Ended May 31, 2009	June 23, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,124,079	$39,456,701	$455,942	$(12,857,749)	$(1,831,190)
Net realized gain (loss)	760,285,891	(1,683,583,545)	13,146,033	(425,231,267)	39,299,218
Change in net unrealized appreciation (depreciation)	(40,112,474)	303,687,615	1,648,411	27,288,026	(59,784,848)
Change in Net Assets Resulting from Operations	735,297,496	(1,340,439,229)	15,250,386	(410,800,990)	(22,316,820)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,323,391)	(32,776,848)	(141,750)	—	(2,058,043)
Net realized gains on investments	—	—	—	—	(57,527,841)
Tax return of capital	(367,836)	—	—	—	—
Total distributions	(18,691,227)	(32,776,848)	(141,750)	—	(59,585,884)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	800,211,794	7,350,850,285	183,852,854	2,118,181,327	1,513,147,789
Cost of shares redeemed	(2,272,642,458)	(4,484,107,547)	(61,944,827)	(1,210,142,684)	(455,831,724)
Change in net assets resulting from capital transactions	(1,472,430,664)	2,866,742,738	121,908,027	908,038,643	1,057,316,065
Change in net assets	(755,824,395)	1,493,526,661	137,016,663	497,237,653	975,413,361
NET ASSETS:
Beginning of period	$2,398,029,341	$904,502,680	$—	$1,282,494,752	$307,081,391
End of period	$1,642,204,946	$2,398,029,341	$137,016,663	$1,779,732,405	$1,282,494,752
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,171,691	$6,371,003	$317,199	$(7,688,564)	$(3,036,067)
SHARE TRANSACTIONS:
Beginning of period	91,500,000	12,225,001	—	19,426,429	4,876,429
Issued	5,175,000	134,475,000	1,000,001	36,150,000	20,250,000
Issued in-kind	17,325,000	128,400,000	450,000	—	—
Redeemed	(42,300,000)	(130,725,001)	—	(21,600,000)	(5,700,000)
Redemption in-kind	(26,400,000)	(52,875,000)	(450,000)	—	—
Shares outstanding, end of period	45,300,000	91,500,000	1,000,001	33,976,429	19,426,429

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 31

	UltraShort S&P500®		UltraPro Short S&P 500®
	Year Ended May 31, 2010	Year Ended May 31, 2009	June 23, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,564,652)	$(3,830,259)	$(1,240,327)
Net realized gain (loss)	(1,962,402,378)	1,266,046,071	(55,299,643)
Change in net unrealized appreciation (depreciation)	142,659,384	(407,954,927)	(12,788,257)
Change in Net Assets Resulting from Operations	(1,847,307,646)	854,260,885	(69,328,227)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,007,345)	—
Net realized gains on investments	—	(515,979,065)	—
Tax return of capital	—	—	—
Total distributions	—	(530,986,410)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,433,730,985	7,840,940,579	406,656,411
Cost of shares redeemed	(1,947,600,841)	(6,856,034,769)	(87,954,957)
Change in net assets resulting from capital transactions	1,486,130,144	984,905,810	318,701,454
Change in net assets	(361,177,502)	1,308,180,285	249,373,227
NET ASSETS:
Beginning of period	$3,872,852,751	$2,564,672,466	$—
End of period	$3,511,675,249	$3,872,852,751	$249,373,227
Accumulated undistributed net investment income (loss) included in end of period net assets	$(15,167,726)	$(13,184,537)	$(942,036)
SHARE TRANSACTIONS:
Beginning of period	69,000,000	45,300,001	—
Issued	84,675,000	104,025,000	9,700,001
Issued in-kind	—	—	—
Redeemed	(51,600,000)	(80,325,001)	(2,500,000)
Redemption in-kind	—	—	—
Shares outstanding, end of period	102,075,000	69,000,000	7,200,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

32 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

Financial Highlights

Financial Highlights :: ProShares Trust :: 33

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P500®
Year ended May 31, 2010	$26.21	$0.29	$10.09	$0.01	$10.39	$(0.34)	$—	$(0.01)	$(0.35)	$36.25	39.73%	38.68%
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01	(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03	(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—	32.47	(0.68)	(3.37)	—	(4.05)	98.42	47.17	47.28
UltraPro S&P500®
June 23, 2009* through May 31, 2010	80.00	0.76	56.44	0.05	57.25	(0.23)	—	—	(0.23)	137.02	71.53	71.23
Short S&P500®
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03	15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—	(9.52)	(1.60)	—	—	(1.60)	58.88	(13.70)	(13.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Year ended May 31, 2010	0.92%	0.92%	0.84%	0.84%	$1,642,205	57%
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12
UltraPro S&P500®
June 23, 2009* through May 31, 2010	1.27	0.95	0.24	0.56	137,017	69
Short S&P500®
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

34 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Year ended May 31, 2010	$56.13	$(0.31)	$(21.42)	$—	(h)	$(21.73)	$—	$—	$—	$—	$34.40	(38.71)%	(38.04)%
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04		15.19	(0.39)	(15.29)	—	(15.68)	56.13	20.68	19.51
Year ended May 31, 2008	51.05	1.56	5.63	0.06		7.25	(1.68)	—	—	(1.68)	56.62	14.38	14.27
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—		(17.88)	(1.07)	—	—	(1.07)	51.05	(25.72)	(25.76)
UltraPro Short S&P500®
June 23, 2009* through May 31, 2010	80.00	(0.29)	(45.08)	0.01		(45.36)	—	—	—	—	34.64	(56.70)	(56.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Year ended May 31, 2010	0.90%	0.90%	(0.80)%	(0.80)%	$3,511,675	—%
Year ended May 31, 2009	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—
UltraPro Short S&P500®
June 23, 2009* through May 31, 2010	1.01	0.95	(0.91)	(0.86)	249,373	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 35

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

36 :: ProShares Trust :: Financial Highlights

Notes to Financial Statements

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 37

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board ("FASB") announced that for financial statements issued for interim and annual periods ending after September 15, 2009, the FASB Accounting Standards CodificationTM ("ASC" or the "Codification") would become the sole source of authoritative generally accepted accounting principles. Accordingly, these Notes to Financial Statements no longer contain references to pre-Codification accounting standards.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed income securities maturing in sixty days or less may be valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

38 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

The following is a summary of the valuations as of May 31, 2010 for each Fund based upon the three levels defined above:

At May 31, 2010 there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Common Stocks / Shares of Beneficial Interest	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Security	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra S&P500®	$1,569,236,993	$(8,254,632)	—	—	—	$12,672,940	$88,592,090	$(20,416,034)	$1,670,502,023	$(28,670,666)
UltraPro S&P500®	110,629,401	98,677	—	—	—	2,691,229	18,793,511	2,137,807	132,114,141	2,236,484
Short S&P500®	—	17,457,215	—	—	—	228,952,567	1,583,760,663	(47,736,136)	1,812,713,230	(30,278,921)
UltraShort S&P500®	—	39,158,986	—	—	—	473,080,952	3,224,974,974	(251,747,361)	3,698,055,926	(212,588,375)
UltraPro Short S&P500®	—	3,075,631	—	—	—	31,715,656	215,246,243	(15,863,888)	246,961,899	(12,788,257)

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

American Depositary Receipts ("ADRs")

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 39

the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a "long" swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at May 31, 2010 contractually terminate within twenty-one months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty

40 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds may remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not always similarly collateralized by the counterparty for the benefit of the Funds. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2010

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra S&P500®	—		Ultra S&P500®	$28,670,666
		UltraPro S&P500®	$4,639,579		UltraPro S&P500®	2,403,095
		Short S&P500®	32,014,793		Short S&P500®	62,293,714
		UltraShort S&P500®	99,558,266		UltraShort S&P500®	312,146,641
		UltraPro Short S&P500®	5,061,392		UltraPro Short S&P500®	17,849,649

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Year ended May 31, 2010

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		Ultra S&P500®	$629,530,657	$(185,321,857)
		UltraPro S&P500®	11,763,665	2,236,484
		Short S&P500®	(425,231,267)	27,288,026
		UltraShort S&P500®	(1,962,402,378)	142,659,384
		UltraPro Short S&P500®	(55,299,643)	(12,788,257)

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 41

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2010, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2009 and October 31, 2008, were as follows:

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra S&P500®	$38,134,373	—	$367,836	$38,502,209	$34,676,459	$1,376,224	—	$36,052,683
UltraPro S&P500®	25,302	—	—	25,302	—	—	—	—
Short S&P500®	57,351,350	$184,807	—	57,536,157	5,494,293	—	—	5,494,293
UltraShort S&P500®	386,940,342	—	—	386,940,342	171,060,888	—	—	171,060,888
UltraPro Short S&P500®	—	—	—	—	—	—	—	—

At October 31, 2009 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra S&P500®	—	—	$(1,529,207,136)	$470,624,855
UltraPro S&P500®	—	—	—	2,382,734
Short S&P500®	—	—	(275,479,255)	(106,409,492)
UltraShort S&P500®	—	—	(954,224,900)	(704,030,835)
UltraPro Short S&P500®	—	—	(21,450,893)	(9,006,203)

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for tax purposes.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2009 (the Funds' tax year end) among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (losses) on investments	Paid in capital
Ultra S&P500®	$367,836	$(121,717,028)	$12,349,192
UltraPro S&P500®	3,007	(5,593,114)	5,590,107
Short S&P500®	8,205,252	49,193	(8,254,445)
UltraShort S&P500®	25,581,463	291	(25,581,754)
UltraPro Short S&P500®	298,291	—	(298,291)

42 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

For the tax year ended October 31, 2009, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

Fund	Expiring October 31, 2015	Expiring October 31, 2016	Expiring October 31, 2017	Total
Ultra S&P500®	—	$426,691,121	$1,102,516,015	$1,529,207,136
Short S&P500®	—	—	275,479,255	275,479,255
UltraShort S&P500®	—	—	954,224,900	954,224,900
UltraPro Short S&P500®	—	—	21,450,893	21,450,893

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised. Additionally, for the year ended May 31, 2010, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra S&P500®	—	—	—	September 30, 2010
UltraPro S&P500®	$258,676	—	—	September 30, 2010
Short S&P500®	—	—	—	September 30, 2010
UltraShort S&P500®	—	—	—	September 30, 2010
UltraPro Short S&P500®	81,157	—	—	September 30, 2010

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2010, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,				Total Amount
					Eligible for
Fund	2012	2013	2014	2015	Recoupment
Ultra S&P500®	—	—	—	—	—
UltraPro S&P500®	—	—	$22,535	$236,141	$258,676
Short S&P500®	—	—	—	—	—
UltraShort S&P500®	—	—	—	—	—
UltraPro Short S&P500®	—	—	17,255	63,902	81,157

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 43

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $133,500 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $6,375, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems Shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

	For the periods ended
Fund	May 31, 2010	May 31, 2009
Ultra S&P500®	$404,907	$1,191,034
UltraPro S&P500®	32,597	—
Short S&P500®	366,656	217,677
UltraShort S&P500®	424,791	1,575,109
UltraPro Short S&P500®	43,311	—

10. Investment Transactions

For the periods ended May 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Ultra S&P500®	$826,906,412	$1,265,262,117
UltraPro S&P500®	146,877,111	38,859,468

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

44 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

For the year ended May 31, 2010, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra S&P500®	$967,574,594	$203,729,605
UltraPro S&P500®	53,627,982	4,931,773

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2010, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra S&P500®	$622,596,545
UltraPro S&P500®	55,452,878

12. Risk

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation and Compounding Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund's objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

•  Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 45

•  Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds' investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

13. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

14. Change in Accounting Principle

On June 1, 2009, the Funds modified their methodology for specifically identifying the cost of securities sold or distributed in redemption in-kind transactions. Under the previous method, lots were identified for relief based on analysis of cost for financial reporting purposes, of lots held on the transaction date. Under the modified method, lots are identified for relief based on analysis of cost on a federal income tax basis, of lots held on the transaction date.

The change in method of applying the lot selection under specific identification has been accounted for as a change in accounting principle in accordance with ASC 250 "Accounting Changes and Error Corrections". The change was made in order to maintain consistency between book and tax lot identification, improve financial statement disclosure and avoid increased recordkeeping costs.

The Funds have determined that it is not practicable to change the method of applying the accounting principle to sale and redemption-in-kind transactions occurring prior to November 1, 2008, due to the cost and difficulty of obtaining and processing the data and inconsistencies between the book and tax identification which would result from a fully retrospective application of the change. Consequently the change was made effective June 1, 2009 with the cumulative impact of the change in previously reported financial statements reflected as adjustments to the June 1, 2009 beginning balances of accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments for those Funds in operation at that time.

The financial statements for the period ended May 31, 2010 as reported herein reflect the application of the modified specific identification method.

The financial statement line items for fiscal year 2010 were affected by the change in accounting principle as follows:

	Beginning of the Year June 1, 2009 Statement of Assets and Liabilities (Under Previous Accounting Principle)				Adjusted Beginning of the Year June 1, 2009 Statement of Assets and Liabilities (Adjusted)
	Cost of Investments	Accumulated Net realized gain (loss) on investments	Net unrealized appreciation (depreciation) on investments	Adjustment to cost as of June 1, 2009	Cost of Investments	Accumulated Net realized gain (loss) on investments	Net unrealized appreciation (depreciation) on investments
Ultra S&P500®	$2,140,462,105	$(1,731,574,234)	$99,271,166	$224,175,797	$2,364,637,902	$(1,507,398,437)	$(124,904,631)
UltraPro S&P500®	—	—	—	—	—	—	—

46 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

	For the period ending May 31, 2010 Statement of Operations (Under Previous Accounting Principle)				For the period ending May 31, 2010 Statement of Operations (As Reported)
	Net realized gain (loss) on investments	Net realized gain (loss) on in-kind redemption of investments	Change in net unrealized appreciation (depreciation) on investments	Adjustment to cost for securities at May 31, 2010	Net realized gain (loss) on investments	Net realized gain (loss) on in-kind redemption of investments	Change in net unrealized appreciation (depreciation) on investments
Ultra S&P500®	$43,793,727	$263,619,806	$(31,448,916)	$(176,658,299)	$(72,974,371)	$203,729,605	$145,209,383
UltraPro S&P500®	(3,728,840)	4,948,230	(425,095)	162,978	(3,549,405)	4,931,773	(588,073)

	For the period ending May 31, 2010 Statement of Changes (Under Previous Accounting Principle)			For the period ending May 31, 2010 Statement of Changes (As Reported)
	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Adjustment to cost for securities at May 31, 2010	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
Ultra S&P500®	$936,944,190	$(216,770,773)	$(176,658,299)	$760,285,891	$(40,112,474)
UltraPro S&P500®	12,983,055	1,811,389	162,978	13,146,033	1,648,411

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 47

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Ultra S&P500, UltraPro S&P 500, Short S&P 500, UltraShort S&P 500 and UltraPro Short S&P 500 (five of the portfolios that are part of ProShares, hereafter collectively referred to as the "Funds") at May 31, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year or period ended May 31, 2007 were audited by other auditors whose report dated July 20, 2007 expressed an unqualified opinion on those statements.

As discussed in Note 14 of the Notes to Financial Statements, on June 1, 2009 the Funds modified their methodology for specifically identifying the cost of securities sold or distributed in redemption in-kind transactions.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 29, 2010

48 :: ProShares Trust :: Report of Independent Registered Public Accounting Firm

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

Misc. Information (Unaudited) :: ProShares Trust :: 49

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (99) ProFunds (112) Access One Trust (3)	Directorship Search Group, Inc.; ProFunds; and Access One Trust

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (99) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.; ProFunds; and Access One Trust

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and Managing Partner ProShare Capital Management LLC (June 2008 to present)	ProShares (99) ProFunds (112) Access One Trust (3)	ProFunds; and Access One Trust

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir may be deemed to be an "interested person" as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

50 :: ProShares Trust :: Trustees and Officers of ProShares Trust (Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of the Advisor (November 2005 to present); ProFund Advisors (April 1997 to present); and ProShare Capital Management LLC (June 2008 to present)

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present); Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President (June 2000 to December 2008)

Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of the Advisor (November 2005 to present) and ProFund Advisors (August 2002 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Charles J. Daly 70 Fargo Street Boston, MA 02110 Birth Date: 1/71	Assistant Secretary	Indefinite; June 2010 to present	Vice President and Associate General Counsel of J.P. Morgan Investor Services Co. (February 2010 to present); Chief Compliance Officer and General Counsel of Ironwood Investment Management, LLC (September 2006 to February 2010); Senior Counsel of BISYS Fund Administration (November 2003 to September 2006)

Harold J. Dahlman 70 Fargo Street Boston, MA 02110 Birth Date: 11/69	Assistant Treasurer	Indefinite; March 2009 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (December 2008 to present); Senior Manager within the Financial Services Office – Asset Management Assurance Group at Ernst & Young LLP (September 2005 to December 2008)

Trustees and Officers of ProShares Trust (Unaudited) :: ProShares Trust :: 51

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ProShares®

ProShares Trust

7501 Wisconsin Avenue Suite 1000 Bethesda, MD 20814

866.PRO.5125 866.776.5125

www.proshares.com

Each Short or Ultra ProShares ETF seeks a return that is either 300%, 200%, -100%, -200% or -300% of the return of an index or other benchmark (target) for a single day. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their ProShares holding consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProShare, visit www.proshares.com

"Standard & Poor's®," "S&P®," " S&P 500®,""Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Annual Report

May 31, 2010

Ultra ProShares

Ultra Fixed-Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

Short ProShares

Short Fixed-Income

TBF  Short 20+ Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

1	Shareholder Letter

2	Management Discussion of Fund Performance

11	Expense Examples

13	Schedule of Portfolio Investments

14	Ultra Fixed-Income ProShares

18	Short Fixed-Income ProShares

24	Statements of Assets and Liabilities

26	Statements of Operations

28	Statements of Changes in Net Assets

31	Financial Highlights

34	Notes to Financial Statements

45	Report of Independent Registered Public Accounting Firm

46	Board Approval of Investment Advisory Agreement

48	Proxy Voting & Quarterly Portfolio Holdings Information

49	Trustees and Officers of ProShares Trust

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials.To enroll in electronic delivery,

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Dear Shareholder:

I am pleased to present the ProShares Trust Annual Report for the fiscal year ended May 31, 2010.

Markets Rebound

During this 12-month period, stocks and bonds generated strong positive returns — a significant improvement from this time last year. In terms of equity performance, the S&P 500 rose 21.0% for the period. Small-cap and mid-cap stocks outperformed large-cap stocks, with the Russell 2000 Index® rising 33.6% and the S&P MidCap 400 Index® gaining 34.5%. Foreign equities also generated positive returns, with the MSCI All Country World Index ex-USA® rising 10.89%. Emerging markets, as measured by the MSCI Emerging Markets Index®, returned 21.45%. In addition, fixed-income securities generally performed well during the year, with the Barclays Capital U.S. Aggregate Bond Index gaining 8.4%.(1)

Cyclical Sectors Advance

On a sector basis, cyclical stocks generally outperformed non-cyclical, more defensive stocks. The real estate, semiconductor, and consumer services sectors were the best-performing sectors for the period, with the Dow Jones U.S. Real Estate IndexSM, Dow Jones U.S. Semiconductor IndexSM, and the Dow Jones U.S. Consumer Services IndexSM rising 55.5%, 36.0%, and 35.5%, respectively.

The weakest sectors for the period were the utilities and energy sectors, as measured by the Dow Jones U.S. Utilities IndexSM and the Dow Jones U.S. Oil and Gas IndexSM, which returned 14.1% and 2.2%, respectively. Commodity prices, as reflected by the Dow Jones-UBS Commodity IndexSM, were essentially flat, with the index posting a gain of 0.5%.

ProShares Expands ETF Lineup

This year, you will see an expanded ProShares lineup. We introduced 35 new ETFs, including ProShares Credit Suisse 130/30 — the first ETF to offer exposure to an indexed 130/30 investment strategy. Our new lineup also features an expanded range of leveraged and inverse international, sector, fixed-income, and market cap ETFs. To learn more about your ProShares ETFs, please visit us online at proshares.com.

As always, we deeply appreciate your trust and confidence in ProShares.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

ProShares Trust

(1)All investment performance figures above reflect total return.

1

Management Discussion
of Fund Performance

2 :: ProShares Trust :: Management Discussion of Fund Performance (Unaudited)

Investment Strategies and Techniques:

Each series of ProShares Trust (each a "Fund" and collectively, the "Funds") is designed to correspond to the performance of a benchmark (before fees and expenses) such as the daily price performance, a multiple of the daily price performance, the inverse of the daily price performance or a multiple of the inverse of the daily price performance, of an index. ProShare Advisors LLC ("PSA") uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.

Other than ProShares 130/30 the Funds do not seek to provide correlation with their benchmarks over any period of time other than daily. The Funds do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each Fund during the year:

•  Benchmark Performance: The performance of the index underlying each Fund's benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.

Please see below for a discussion of market conditions that affected the performance of the Funds and their various benchmark indexes.

•  The Impact of Leverage on the Funds' Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than +/- 100% of the daily performance of an index (i.e., Ultra, UltraPro, UltraShort, and UltraPro Short ProShares) was impacted proportionately more by the daily performance of the Funds' underlying indexes than those Funds that seek investment results (before fees and expenses) of 100% of the performance ("Alpha ProShares") or -100% of the daily performance of an index (i.e., Short ProShares). The performance of those Funds that seek daily investment results (before fees and expenses) of -100%, -200%, or -300% (i.e., Short, UltraShort, and UltraPro Short ProShares) was inversely impacted by the daily performance of the Funds' underlying indexes.

•  Compounding of Daily Returns and Volatility: Ultra ProShares and Short ProShares are designed to provide a multiple of index returns for a single day only. For longer periods, performance may be greater than or less than the one-day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•  Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•  Stock Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•  Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes that are comparatively less liquid than other Funds' benchmark indexes.

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:

Sixty-four (64) Funds were in existence for the entire period covered by this annual report. Thirty-five (35) Funds were launched over this period, as well. Below, we review general economic and market events, as well as index performance, for the period ended May 31, 2010.

Economy:

The twelve month period ending May 31, 2010 began with the U.S. economy still reeling from the after effects of the bursting of both the housing and credit bubbles. The period opened with the U.S. in the midst of a severe recession, with high unemployment and investors' portfolios and housing values down sharply. The credit crisis that began in 2008, continued into 2009, with banks and other lenders extremely reluctant to make loans.

The U.S. economy began to stabilize in the latter half of 2009, but continued to be very fragile. The Gross Domestic Product (GDP) grew in each of the three quarters beginning with the third quarter of 2009, after four consecutive quarters of declines. Borrowing conditions in the capital markets improved, issuance of new debt had expanded, and the cost of borrowing had declined. Large banks such as J.P. Morgan and Goldman Sachs repaid the emergency TARP money loaned to them by the Federal Reserve and the Treasury Department the year prior. Even banks that had yet to repay TARP funds were able to issue new equity shares and replenish their capital positions due to improved market sentiment.

Management Discussion of Fund Performance (Unaudited) :: ProShares Trust :: 3

Despite these positive improvements, the banking system, especially in regards to smaller banks, was still struggling. Delinquencies and defaults on many types of loans were still rising, particularly commercial real estate and consumer loans. While residential housing prices had stabilized, commercial real estate prices continued to drop, forcing write-offs from banks.

The Federal Reserve went to unprecedented levels in an effort to alleviate the financial crisis and economic instability. Beginning in the spring of 2009, the Federal Reserve purchased $1.25 trillion worth of mortgage backed securities in order to provide liquidity to the market and keep mortgage rates low. In addition to their MBS purchase program, the Fed continued to keep their target for the Fed Funds rate at record low rates, targeting between 0% and 0.25% over the entire twelve month period.

Key economic statistics summarize the weak, but stabilizing, economy over the period. The unemployment rate worsened from 9.4% to 9.7%. Non-Farm Payrolls data showed a net loss of about 1.6 million jobs over the first seven months, before showing a turnaround beginning around January, 2010. Government data showed that inflation remained subdued, with the Consumer Price Index indicating a 2.0% inflation rate over the period. Housing prices, as measured by the S&P Case-Shiller US Home Price Index, fell 30% between the second quarter of 2006 and the first quarter of 2009, before rising slightly over the following four quarters. And finally, the Conference Board's Consumer Confidence Index was up nicely from its February, 2009 trough, but remained at low levels similar to those measured during the recessions of the early 80's and early 90's.

Stock markets around the globe rallied for most of the period, as exemplified by the S&P 500's over 30% rally from early July, 2009 through late April, 2010. A late swoon in May, 2010, brought on by increasing concerns over a European debt crisis, reduced the S&P 500's total return for the entire period to +21.0%. Developed markets outside of the U.S., as measured by the MSCI EAFE index reported a total return of 7.1%.

In fixed income markets, the U.S. 30 Year bond yield rose for most of the year as global and U.S. economies stabilized, only to drop in the spring as European concerns intensified. The Long Bond yield started the period at 4.3%, spent most of the year between 4.0% and 5.0%, and settled at 4.2% at period end. At the short end of the yield curve, three-month Treasury Bills and two-year Treasury Notes ended the period almost exactly where they started, at 0.16% and 0.77%, respectively.

Commodity markets were relatively tame, certainly in comparison to the two years prior, in which commodities saw a solid rally followed by a more than 50% decline in prices. A broad basket of commodities, as measured by the Dow Jones-UBS Commodity Index, rose a mere 0.5% over the period. Once again this year, gold was a bright spot among commodities. In December, it passed $1200 per ounce for the first time ever, and gained 26.8% for the period.

The US Dollar, which had struggled against other major currencies for much of the decade, gained some of that back, rallying 9.1% against a basket of six major currencies, as measured by the U.S. Dollar Index. With concerns over the European debt crisis growing, the U.S. Dollar rallied sharply against the Euro in April and May, leaving the U.S. Dollar up 15.0% against the European currency for the period. The U.S. Dollar did not gain against all major currencies, as it fell 4.3% to both the Japanese Yen and the Canadian Dollar.

Index Performance:

For the period of this report, ProShare Advisors managed Funds based on five broad categories of indices — broad market, sector, style, international and fixed-income.

The U.S. equity market posted positive returns as measured by various broad market indices for the year ended May 31, 2010. These broader markets experienced returns that ranged from 20.99% to 34.95%, with the S&P Small Cap 600 experiencing the best return and the S&P 500 increasing the least.

PSA managed a total of 30 exchange traded funds which have benchmarks to broad market indices, 12 of which were launched during the year ending May 31, 2010. The performance for their benchmark indexes were as follows: the S&P Small Cap 600 Index returned 34.95%, the S&P MidCap 400 Index returned 34.52%, the Russell 2000 Index returned 33.64%, the NASDAQ — 100 returned 29.88%, the Dow Jones Industrial Average returned 22.66% and the S&P 500 Index returned 20.99% for the year ending May 31, 2010.

The sector indices also posted positive returns across the board for the year ended May 31, 2010. The sector indices experienced returns that ranged from 2.19% to 55.54%. PSA managed 32 sector funds, six of which were launched during the year ending May 31, 2010. For the year, these indices had the following returns as measured by Dow Jones: Real Estate, 55.54%; Semiconductors, 36.04%; Consumer Services, 35.47%; Industrials, 33.38%; Technology, 30.61%, Basic Materials, 29.15%; Financials, 23.64%; Consumer Goods, 22.31%; Health Care, 15.61%; Select Telecommunications, 14.38%; Utilities, 14.11%; and Oil and Gas, 2.19%. Additionally, there are two other non-Dow Jones indices: KBW Regional Banking, 28.20% and NASDAQ Biotechnology, 20.10%.

Recent years have seen one style of investing typically gain favor over another during the course of a year. This year, as has been the trend the past eight out of nine years, value stocks once again outperformed growth stocks over all areas of the market capitalization spectrum. However, all six styles tracked by ProShares had substantial gains, with returns of over 21% in all categories. For the year, these indices had the following returns: Russell MidCap Value, 37.62%, Russell 2000 Value, 36.63%; Russell 2000 Growth, 30.55%; Russell MidCap Growth, 30.14%; Russell 1000 Value, 22.97%; and Russell 1000 Growth, 21.59%.

International equity markets also saw positive returns. PSA managed a total of 19 funds benchmarked to various international indices, 13 of which were launched during the year ending May 31, 2010. For the year ending May 31, 2010, these indices had the following returns: MSCI Mexico Investable Market Index, 35.41%; MSCI Brazil Index, 19.22%; MSCI Emerging Markets Index, 21.45%; MSCI Pacific ex-Japan Index, 23.70%; FTSE Xinhua China 25 Index, 10.49%; MSCI EAFE Index, 7.07%; MSCI Europe Index, 5.10%; and MSCI Japan Index, 4.82%.

PSA managed five funds benchmarked to Treasury indices, three of which were launched during the year ending May 31, 2010. For the year ending May 31, 2010, the Barclays Capital 7-10 Year U.S. Treasury Bond Index and Barclays Capital 20+ Year U.S. Treasury Bond Index returned 6.04% and 6.87% respectively.

4 :: ProShares Trust :: Management Discussion of Fund Performance (Unaudited)

Index Volatility:

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended May 31, 2010, was 18.07%, which was considerably lower than the prior year's volatility of 45.61%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Real Estate Index and the KBW Regional Banking Index. The least volatile were the Dow Jones U.S. Consumer Goods Index and the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The volatility of each index is shown below.

Underlying Index	One Year Return	One Year Index Volatility
Dow Jones U.S. Real Estate Index	55.54%	33.91%
KBW Regional Banking Index	28.20%	32.36%
MSCI Brazil Index*	19.22%	31.85%
Dow Jones U.S. Basic Materials Index	29.15%	30.37%
Dow Jones U.S. Financials Index	23.64%	27.88%
FTSE/Xinhua China 25 Index*	10.49%	27.85%
Dow Jones U.S. Semiconductors Index	36.04%	27.12%
MSCI Europe Index*	5.10%	25.86%
Russell 2000 Value Index	36.63%	25.36%
Russell 2000 Index	33.64%	24.18%
MSCI Mexico Investable Market Index*	35.41%	24.04%
Dow Jones U.S. Oil & Gas Index	2.19%	23.89%
S&P SmallCap 600 Index	34.95%	23.21%
Russell MidCap Value Index	37.62%	22.95%
Dow Jones U.S. Industrials Index	33.38%	21.74%
S&P MidCap 400 Index	34.52%	21.33%
MSCI Pacific ex-Japan Index*	23.70%	23.46%
MSCI Emerging Markets Index*	21.45%	20.63%
Russell 1000 Value Index	22.97%	20.53%
Russell MidCap Growth Index	30.14%	20.28%
MSCI EAFE Index*	7.07%	19.46%
NASDAQ Biotechnology Index	20.10%	19.42%
Dow Jones U.S. Technology Index	30.61%	19.14%
NASDAQ 100 Index	29.88%	19.01%
MSCI Japan Index*	4.82%	18.90%
Russell 3000 Index	23.19%	18.70%
Dow Jones U.S. Select Telecommunications Index	14.38%	18.53%
S&P 500 Index	20.99%	18.07%
Dow Jones U.S. Consumer Services Index	35.47%	17.83%
Credit Suisse 130/30 Large Cap Index	21.86%	17.82%
Russell 2000 Growth Index	30.55%	16.51%
Russell 1000 Growth Index	21.59%	16.51%
Barclays Capital 20+ Year U.S. Treasury Bond Index	6.87%	16.22%
Dow Jones Industrial Average	22.66%	16.17%
Dow Jones U.S. Utilities Index	14.11%	15.94%
Dow Jones U.S. Health Care Index	15.61%	14.83%
Dow Jones U.S. Consumer Goods Index	22.31%	14.12%
Barclays Capital 7-10 Year U.S. Treasury Bond Index	6.04%	7.51%

*Index returns are as of 5/28/10, the last day of U.S. trading for the period

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was .29% at the beginning of the year, climbing to .33% at the end of the period. Each Ultra and UltraPro Fund essentially pays one and two times this rate plus a spread, while each Short, Ultra Short, and UltraPro Short essentially receives two, three, and four times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

PSA does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, PSA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

Management Discussion of Fund Performance (Unaudited) :: ProShares Trust :: 5

  Ultra 7-10 Year Treasury  UST

ProShares Ultra 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 19, 2010 to May 31, 2010, the Fund had a total return of 9.59%1, compared to a total return of 4.72%2 for the index. For the period, the Fund had an average daily volume of 8,429 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

As the Ultra 7-10 Year Treasury Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra 7-10 Year Treasury Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated January 19, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	12%
Swap Agreements	184%
Futures Contracts	5%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7–10 Year U.S. Treasury Bond
Index – Composition

% of Index
7–10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: ProShares Trust :: Management Discussion of Fund Performance

  UBT  Ultra 20+ Year Treasury

ProShares Ultra 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 19, 2010 to May 31, 2010, the Fund had a total return of 15.45%1, compared to a total return of 7.90%2 for the index. For the period, the Fund had an average daily volume of 49,165 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

As the Ultra 20+ Year Treasury Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra 20+ Year Treasury Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated January 19, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	14%
Swap Agreements	181%
Futures Contracts	7%
Total Exposure	202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 7

  Short 20+ Year Treasury  TBF

ProShares Short 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments that correspond to the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on August 18, 2009 to May 31, 2010, the Fund had a total return of –9.10%1, compared to a total return of 7.90%2 for the index. For the period, the Fund had an average daily volume of 181,756 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short 20+ Year Treasury Fund from August 18, 2009 to May 31, 2010, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/10

Fund	Since Inception (8/18/09)
Short 20+ Year Treasury Fund	-9.10%
Barclays Capital 20+ Year U.S. Treasury Bond Index	5.92%

Expense Ratios**

Fund	Gross	Net
Short 20+ Year Treasury Fund	2.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-97%
Futures Contracts	-5%
Total Exposure	-102%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: ProShares Trust :: Management Discussion of Fund Performance

  PST  UltraShort 7-10 Year Treasury

ProShares UltraShort 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –17.56%1, compared to a total return of 6.04%2 for the index. For the period, the Fund had an average daily volume of 145,388 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 7-10 Year Treasury Fund from April 29, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (4/29/08)
UltraShort 7-10 Year Treasury Fund	-17.56%	-17.51%
Barclays Capital 7-10 Year U.S. Treasury Bond Index	6.04%	6.26%

Expense Ratios**

Fund	Gross	Net
UltraShort 7-10 Year Treasury Fund	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-194%
Futures Contracts	-7%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7-10 Year U.S. Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: 9

  UltraShort 20+ Year Treasury  TBT

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2010, the Fund had a total return of –23.55%1, compared to a total return of 6.87%2 for the index. For the period, the Fund had an average daily volume of 7,064,676 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 20+ Year Treasury Fund from April 29, 2008 to May 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/10

Fund	One Year	Since Inception (4/29/08)
UltraShort 20+ Year Treasury Fund	-23.55%	-23.30%
Barclays Capital 20+ Year U.S. Treasury Bond Index	6.87%	6.10%

Expense Ratios**

Fund	Gross	Net
UltraShort 20+ Year Treasury Fund	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2009. Contractual fee waivers are in effect through September 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-196%
Futures Contracts	-7%
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: ProShares Trust :: Management Discussion of Fund Performance

Expense Examples

Expense Examples (Unaudited) :: ProShares Trust :: 11

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2010.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2010.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra 7-10 Year Treasury (a)
Actual	$1,000.00	$1,095.90	$3.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 20+ Year Treasury (a)
Actual	$1,000.00	$1,154.50	$3.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$957.20	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$937.20	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$905.90	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)  The Fund commenced operations on January 19, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 132 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

12 :: ProShares Trust :: Expense Examples (Unaudited)

Schedule of Portfolio Investments

May 31, 2010 :: Schedule of Portfolio Investments :: 13

  Ultra 7-10 Year Treasury  UST

Principal Amount		Value
	U.S. Treasury Obligations (a) — 11.5%
	U.S. Treasury Bonds
$15,800	8.88%, due 08/15/17	$22,110
9,700	9.13%, due 05/15/18	14,009
10,300	9.00%, due 11/15/18	14,903
18,800	8.88%, due 02/15/19	27,063
27,200	8.13%, due 08/15/19	37,800
13,600	8.50%, due 02/15/20	19,450
10,900	8.75%, due 05/15/20	15,875
		151,210
	U.S. Treasury Notes
40,300	4.75%, due 08/15/17	45,633
46,100	4.25%, due 11/15/17	50,580
73,000	3.50%, due 02/15/18	76,000
57,500	3.88%, due 05/15/18	61,175
64,200	4.00%, due 08/15/18	68,714
115,100	3.75%, due 11/15/18	120,585
123,900	2.75%, due 02/15/19	119,893
132,800	3.13%, due 05/15/19	131,597
139,400	3.63%, due 08/15/19	143,234
148,300	3.38%, due 11/15/19	149,250
148,300	3.63%, due 02/15/20	152,123
53,100	3.50%, due 05/15/20	53,979
		1,172,763
	Total U.S. Treasury Obligations (Cost $1,288,514)	1,323,973
	U.S. Government & Agency Security (a) — 14.3%
1,649,467	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,649,467)	1,649,467
	Repurchase Agreements (a) — 99.4%
691,862	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $691,876 (b)	691,862
311,279	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $311,286 (c)	311,279
436,911	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $436,921 (d)	436,911
1,211,050	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,211,099 (e)	1,211,050
1,211,050	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,211,102 (f)	1,211,050

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$3,026,458	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,026,522 (g)	$3,026,458
1,614,734	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,614,803 (h)	1,614,734
933,838	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $933,858 (i)	933,838
1,383,724	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,383,755 (j)	1,383,724
616,151	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $616,165 (k)	616,151
	Total Repurchase Agreements (Cost $11,437,057)	11,437,057
	Total Investment Securities (Cost $14,375,038) — 125.2%	14,410,497
	Liabilities in excess of other assets — (25.2%)	(2,904,325)
	Net Assets — 100.0%	$11,506,172

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,695,523.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $705,699. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $317,505. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $445,649. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

14 :: Schedule of Portfolio Investments :: May 31, 2010

  UST  Ultra 7-10 Year Treasury

schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,235,278. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,235,275. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $3,086,991. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,647,033. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $952,515. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,411,401. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $628,476. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,549
Aggregate gross unrealized depreciation	(1,090)
Net unrealized appreciation	$35,459
Federal income tax cost of investments	$14,375,038

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	5	09/21/10	$599,375	$(1,163)

Cash collateral in the amount of $7,020 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$20,346,998	$896,524
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	800,729	55,310
		$951,834

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 15

  Ultra 20+ Year Treasury  UBT

Principal Amount		Value
	U.S. Treasury Obligations (a) — 14.2%
	U.S. Treasury Bonds
$52,400	5.38%, due 02/15/31	$61,963
88,800	4.50%, due 02/15/36	93,462
51,000	4.75%, due 02/15/37	55,749
52,000	5.00%, due 05/15/37	59,052
55,000	4.38%, due 02/15/38	56,521
73,800	4.50%, due 05/15/38	77,398
90,000	3.50%, due 02/15/39	79,200
124,700	4.25%, due 05/15/39	125,246
141,500	4.50%, due 08/15/39	148,066
156,800	4.38%, due 11/15/39	160,769
156,800	4.63%, due 02/15/40	167,458
59,700	4.38%, due 05/15/40	61,323
		1,146,207
	Total U.S. Treasury Obligations (Cost $1,079,149)	1,146,207
	U.S. Government & Agency Security (a) — 16.2%
1,306,863	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,306,863)	1,306,863
	Repurchase Agreements (a) — 111.8%
545,076	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $545,087 (b)	545,076
257,155	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $257,160 (c)	257,155
367,652	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $367,660 (d)	367,652
894,530	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $894,567 (e)	894,530
894,530	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $894,568 (f)	894,530
2,473,737	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,473,789 (g)	2,473,737
1,192,707	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,192,758 (h)	1,192,707
771,464	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $771,480 (i)	771,464

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,090,152	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,090,176 (j)	$1,090,152
540,840	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $540,852 (k)	540,840
	Total Repurchase Agreements (Cost $9,027,843)	9,027,843
	Total Investment Securities (Cost $11,413,855) — 142.2%	11,480,913
	Liabilities in excess of other assets — (42.2%)	(3,405,528)
	Net Assets — 100.0%	$8,075,385

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $1,920,861.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $555,978. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $262,298. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $375,005. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $912,426. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $912,423. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

16 :: Schedule of Portfolio Investments :: May 31, 2010

  UBT  Ultra 20+ Year Treasury

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,523,215. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,216,564. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $786,894. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,111,957. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $551,658. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,067
Aggregate gross unrealized depreciation	(9)
Net unrealized appreciation	$67,058
Federal income tax cost of investments	$11,413,855

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	5	09/21/10	$613,281	$(4,778)

Cash collateral in the amount of $11,340 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$13,521,437	$561,426
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	1,063,524	176,359
		$737,785

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 17

  Short 20+ Year Treasury  TBF

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.6%
$60,388,982	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $60,388,982)	$60,388,982
	Repurchase Agreements (a) — 87.6%
25,441,561	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $25,442,070 (b)	25,441,561
11,014,859	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $11,015,092 (c)	11,014,859
15,217,360	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $15,217,698 (d)	15,217,360
46,691,950	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $46,693,857 (e)	46,691,950
46,691,950	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $46,693,947 (f)	46,691,950
108,053,001	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $108,055,282 (g)	108,053,001
62,255,934	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $62,258,597 (h)	62,255,934
33,044,576	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $33,045,274 (i)	33,044,576
50,883,122	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $50,884,253 (j)	50,883,122
20,649,937	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $20,650,396 (k)	20,649,937
	Total Repurchase Agreements (Cost $419,944,250)	419,944,250
	Total Investment Securities (Cost $480,333,232) † — 100.2%	480,333,232
	Liabilities in excess of other assets — (0.2%)	(815,319)
	Net Assets — 100.0%	$479,517,913

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $41,154,161.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $25,950,395. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $11,235,156. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $15,521,707. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $47,626,048. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $47,625,926. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $110,214,197. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $63,501,215. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

18 :: Schedule of Portfolio Investments :: May 31, 2010

  TBF  Short 20+ Year Treasury

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $33,705,490. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $51,900,890. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $21,062,995. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	207	09/21/10	$25,389,844	$227,163

Cash collateral in the amount of $744,865 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(174,233,822)	$3,459,669
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(115,180,543)	(5,978,862)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(64,839,212)	739,033
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(108,123,911)	696,838
		$(1,083,322)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 19

  UltraShort 7-10 Year Treasury  PST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.2%
$52,163,726	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $52,163,726)	$52,163,726
	Repurchase Agreements (a) — 97.7%
21,662,967	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $21,663,400 (b)	21,662,967
10,585,010	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $10,585,233 (c)	10,585,010
15,329,235	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $15,329,576 (d)	15,329,235
33,726,818	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $33,728,195 (e)	33,726,818
33,726,818	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $33,728,261 (f)	33,726,818
101,050,542	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $101,052,675 (g)	101,050,542
44,969,091	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $44,971,015 (h)	44,969,091
31,755,030	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $31,755,700 (i)	31,755,030
43,325,934	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $43,326,897 (j)	43,325,934
23,191,493	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $23,192,008 (k)	23,191,493
	Total Repurchase Agreements (Cost $359,322,938)	359,322,938
	Total Investment Securities (Cost $411,486,664) † — 111.9%	411,486,664
	Liabilities in excess of other assets — (11.9%)	(43,856,298)
	Net Assets — 100.0%	$367,630,366

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $94,256,122.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $22,096,228. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $10,796,710. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $15,635,820. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $34,401,542. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $34,401,453. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $103,071,680. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $45,868,590. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

20 :: Schedule of Portfolio Investments :: May 31, 2010

  PST  UltraShort 7-10 Year Treasury

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $32,390,152. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $44,192,543. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $23,655,389. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Note Futures Contracts	209	09/21/10	$25,053,875	$55,229

Cash collateral in the amount of $505,439 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(101,579,060)	$362,624
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(413,954,005)	(32,639,098)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(25,339,266)	(734,841)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(13,073,113)	(132,854)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(23,608,524)	(237,483)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(136,604,479)	(10,399,064)
		$(43,780,716)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 21

  UltraShort 20+ Year Treasury  TBT

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.0%
$619,704,801	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $619,704,801)	$619,704,801
	Repurchase Agreements (a) — 82.9%
258,123,839	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $258,129,001 (b)	258,123,839
123,126,558	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $123,129,157 (c)	123,126,558
176,757,525	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $176,761,453 (d)	176,757,525
416,862,568	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $416,879,590 (e)	416,862,568
416,862,568	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $416,880,400 (f)	416,862,568
1,181,573,024	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,181,597,968 (g)	1,181,573,024
555,816,757	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $555,840,534 (h)	555,816,757
369,379,674	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $369,387,472 (i)	369,379,674
516,247,679	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $516,259,151 (j)	516,247,679
262,393,280	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $262,399,111 (k)	262,393,280
	Total Repurchase Agreements (Cost $4,277,143,472)	4,277,143,472
	Total Investment Securities (Cost $4,896,848,273) † — 94.9%	4,896,848,273
	Other assets less liabilities — 5.1%	262,102,299
	Net Assets — 100.0%	$5,158,950,572

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $975,887,300.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $263,286,341. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $125,589,090. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $180,292,676. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $425,202,135. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $425,201,042. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,205,205,971. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $566,934,542. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: May 31, 2010

  TBT  UltraShort 20+ Year Treasury

schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of $376,767,516. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $526,573,705. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $267,641,894. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	2,940	09/21/10	$360,609,375	$3,446,395

Cash collateral in the amount of $11,674,005 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(1,989,453,289)	$42,988,060
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(4,237,031,925)	(69,031,311)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(3,446,944)	8,236,212
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,369,550,962)	(1,704,967)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(987,251,460)	7,698,248
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(76,065,211)	(1,073,606)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,424,633,282)	(31,239,817)
		$(44,127,181)

See accompanying notes to the financial statements.

May 31, 2010 :: Schedule of Portfolio Investments :: 23

Statements of Assets and Liabilities

24 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2010

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Short 20+ Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$14,375,038	$11,413,855	$480,333,232	$411,486,664	$4,896,848,273
Securities, at value	2,973,440	2,453,070	60,388,982	52,163,726	619,704,801
Repurchase agreements, at value	11,437,057	9,027,843	419,944,250	359,322,938	4,277,143,472
Total Investment Securities	14,410,497	11,480,913	480,333,232	411,486,664	4,896,848,273
Cash	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	7,020	11,340	744,865	505,439	11,674,005
Segregated cash balances with custodian for swap agreements	—	—	—	6,754,052	280,800,013
Dividends and interest receivable	9,237	9,149	7,134	6,052	72,165
Receivable for investments sold	73,407	108,545	—	—	—
Due from counterparty	—	—	—	—	—
Receivable for capital shares issued	—	—	—	13,944,874	46,779,602
Receivable from Advisor	17,649	19,137	—	—	—
Receivable for variation margin on futures contracts	1,499	852	—	—	—
Unrealized appreciation on swap agreements	951,834	737,785	4,895,540	362,624	58,922,520
Prepaid licensing fees	304	426	—	—	—
Prepaid expenses	71	120	2,985	2,952	33,384
Total Assets	15,471,518	12,368,267	485,983,756	433,062,657	5,295,129,962
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	73,230	108,544	—	—	—
Payable for capital shares redeemed	3,870,114	4,163,566	—	20,826,256	27,345,391
Advisory fees payable	—	—	237,401	199,010	3,243,583
Management Services fees payable	—	—	41,086	32,017	432,475
Custodian fees payable	1,530	1,658	13,314	11,421	121,999
Administration fees payable	2,948	2,225	14,997	13,479	29,911
Trustee fees payable	5	5	100	79	1,043
Licensing fees payable	—	—	25,811	34,488	320,871
Professional fees payable	15,197	15,115	25,358	15,892	87,545
Payable for variation margin on futures contracts	—	—	58,063	108,108	888,149
Unrealized depreciation on swap agreements	—	—	5,978,862	44,143,340	103,049,701
Due to counterparty	—	—	—	2,751	5,502
Other liabilities	2,322	1,769	70,851	45,450	653,220
Total Liabilities	3,965,346	4,292,882	6,465,843	65,432,291	136,179,390
NET ASSETS	$11,506,172	$8,075,385	$479,517,913	$367,630,366	$5,158,950,572
NET ASSETS CONSIST OF:
Paid in Capital	$10,255,013	$6,950,619	$521,153,296	$434,142,128	$5,687,531,225
Accumulated undistributed net investment income (loss)	824	19,494	(1,677,215)	(1,893,321)	(23,715,072)
Accumulated net realized gains (losses) on investments	264,205	305,207	(39,102,009)	(20,892,954)	(464,184,795)
Net unrealized appreciation (depreciation) on:
Investments	35,459	67,058	—	—	—
Futures contracts	(1,163)	(4,778)	227,163	55,229	3,446,395
Swap agreements	951,834	737,785	(1,083,322)	(43,780,716)	(44,127,181)
NET ASSETS	$11,506,172	$8,075,385	$479,517,913	$367,630,366	$5,158,950,572
Shares (unlimited number of shares authorized, no par value)	150,001	100,001	10,550,001	7,875,000	128,550,000
Net Asset Value	$76.71	$80.75	$45.45	$46.68	$40.13

See accompanying notes to the financial statements.

May 31, 2010 :: Statements of Assets and Liabilities :: ProShares Trust :: 25

Statements of Operations

26 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2010

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Short 20+ Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
	January 19, 2010* through May 31, 2010	January 19, 2010* through May 31, 2010	August 18, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	43,810	80,246	189,690	325,220	3,437,290
Foreign withholding tax on dividends	—	—	—	—	—
Total Investment Income	43,810	80,246	189,690	325,220	3,437,290
EXPENSES:
Advisory fees (Note 4)	33,911	36,996	1,532,139	2,825,276	33,461,662
Management Services fees (Note 4)	4,521	4,933	204,284	376,701	4,461,523
Professional fees	23,016	22,937	39,958	41,871	165,818
Administration fees (Note 5)	9,543	10,366	97,527	159,680	327,877
Custodian fees (Note 6)	2,206	2,453	26,624	46,247	505,903
Printing and Shareholder reports	14,883	14,228	93,420	92,448	1,125,955
Licensing fees	12,812	12,966	86,375	149,514	1,686,921
Trustee fees	2	1	710	4,322	50,968
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	285,713
Other fees	1,685	1,563	23,415	15,569	183,397
Total Gross Expenses before fees waived and/or reimbursed	102,579	106,443	2,104,452	3,711,628	42,255,737
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(59,593)	(59,551)	(164,825)	(134,699)	—
Total Net Expenses	42,986	46,892	1,939,627	3,576,929	42,255,737
Net Investment Income (Loss)	824	33,354	(1,749,937)	(3,251,709)	(38,818,447)
NET REALIZED GAIN (LOSS) ON:
Investments	105,824	(94,265)	—	—	—
Futures contracts	43,875	13,979	(2,155,611)	(1,985,705)	(65,099,948)
Swap agreements	114,506	385,493	(36,946,398)	(4,343,788)	(781,050,495)
In-kind redemptions of investments	—	—	—	—	—
Net realized gain (loss)	264,205	305,207	(39,102,009)	(6,329,493)	(846,150,443)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	35,459	67,058	—	—	—
Futures contracts	(1,163)	(4,778)	227,163	97,725	6,107,761
Swap agreements	951,834	737,785	(1,083,322)	(58,189,983)	(215,720,689)
Change in net unrealized appreciation (depreciation)	986,130	800,065	(856,159)	(58,092,258)	(209,612,928)
Net realized and unrealized gain (loss)	1,250,335	1,105,272	(39,958,168)	(64,421,751)	(1,055,763,371)
Change in Net Assets Resulting from Operations	$1,251,159	$1,138,626	$(41,708,105)	$(67,673,460)	$(1,094,581,818)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2010 :: Statements of Operations :: ProShares Trust :: 27

Statements of Changes in Net Assets

28 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Short 20+ Year Treasury	UltraShort 7-10 Year Treasury
	January 19, 2010* through May 31, 2010	January 19, 2010* through May 31, 2010	August 18, 2009* through May 31, 2010	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$824	$33,354	$(1,749,937)	$(3,251,709)	$(1,144,407)
Net realized gain (loss)	264,205	305,207	(39,102,009)	(6,329,493)	(15,125,599)
Change in net unrealized appreciation (depreciation)	986,130	800,065	(856,159)	(58,092,258)	14,350,126
Change in Net Assets Resulting from Operations	1,251,159	1,138,626	(41,708,105)	(67,673,460)	(1,919,880)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(13,860)	—	—	(259,341)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(13,860)	—	—	(259,341)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	21,221,770	61,307,703	550,292,576	202,928,705	468,002,176
Cost of shares redeemed	(10,966,757)	(54,357,084)	(29,066,558)	(213,447,239)	(52,410,248)
Change in net assets resulting from capital transactions	10,255,013	6,950,619	521,226,018	(10,518,534)	415,591,928
Change in net assets	11,506,172	8,075,385	479,517,913	(78,191,994)	413,412,707
NET ASSETS:
Beginning of period	$—	$—	$—	$445,822,360	$32,409,653
End of period	$11,506,172	$8,075,385	$479,517,913	$367,630,366	$445,822,360
Accumulated undistributed net investment income (loss) included in end of period net assets	$824	$19,494	$(1,677,215)	$(1,893,321)	$(1,389,492)
SHARE TRANSACTIONS:
Beginning of period	—	—	—	7,875,000	450,001
Issued	300,001	850,001	11,150,001	3,900,000	8,325,000
Issued in-kind	—	—	—	—	—
Redeemed	(150,000)	(750,000)	(600,000)	(3,900,000)	(900,001)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	150,001	100,001	10,550,001	7,875,000	7,875,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Ended May 31 :: Statements of Changes in Net Assets :: ProShares Trust :: 29

	UltraShort 20+ Year Treasury
	Year Ended May 31, 2010	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(38,818,447)	$(11,186,886)
Net realized gain (loss)	(846,150,443)	437,710,608
Change in net unrealized appreciation (depreciation)	(209,612,928)	168,889,472
Change in Net Assets Resulting from Operations	(1,094,581,818)	595,413,194
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(843,693)
Net realized gains on investments	—	—
Tax return of capital	—	—
Total distributions	—	(843,693)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,622,012,441	4,048,528,603
Cost of shares redeemed	(3,426,690,486)	(677,115,034)
Change in net assets resulting from capital transactions	2,195,321,955	3,371,413,569
Change in net assets	1,100,740,137	3,965,983,070
NET ASSETS:
Beginning of period	$4,058,210,435	$92,227,365
End of period	$5,158,950,572	$4,058,210,435
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,715,072)	$(11,981,834)
SHARE TRANSACTIONS:
Beginning of period	77,325,000	1,275,001
Issued	120,675,000	90,075,000
Issued in-kind	—	—
Redeemed	(69,450,000)	(14,025,001)
Redemption in-kind	—	—
Shares outstanding, end of period	128,550,000	77,325,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

30 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Ended May 31

Financial Highlights

Financial Highlights :: ProShares Trust :: 31

ProShares Trust Financial Highlights FOR THE PERIODS ENDED MAY 31

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
January 19, 2010* through May 31, 2010	$70.00	$— (h)	$6.67		$0.04	$6.71	$—	$—	$—	$—	$76.71	9.59%	9.41%
Ultra 20+ Year Treasury
January 19, 2010* through May 31, 2010	70.00	0.17	10.48		0.16	10.81	(0.06)	—	—	(0.06)	80.75	15.45	15.32
Short 20+ Year Treasury
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)		0.01	(4.55)	—	—	—	—	45.45	(9.10)	(8.96)
UltraShort 7-10 Year Treasury
Year ended May 31, 2010	56.61	(0.46)	(9.48)		0.01	(9.93)	—	—	—	—	46.68	(17.56)	(17.60)
Year ended May 31, 2009	72.02	(0.32)	(14.91)		0.03	(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
April 29, 2008* through May 31, 2008	70.00	0.06	1.93		0.03	2.02	—	—	—	—	72.02	2.89	3.23
UltraShort 20+ Year Treasury
Year ended May 31, 2010	52.48	(0.42)	(11.95)		0.02	(12.35)	—	—	—	—	40.13	(23.55)	(23.48)
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03	(19.69)	(0.17)	—	—	(0.17)	52.48	(27.25)	(27.43)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04	2.34	—	—	—	—	72.34	3.34	3.89

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
January 19, 2010* through May 31, 2010	2.27%	0.95%	(1.30)%	0.02%	$11,506	136%
Ultra 20+ Year Treasury
January 19, 2010* through May 31, 2010	2.16	0.95	(0.53)	0.68	8,075	228
Short 20+ Year Treasury
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—
UltraShort 7-10 Year Treasury
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort 20+ Year Treasury
Year ended May 31, 2010	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

32 :: ProShares Trust :: Financial Highlights

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 33

Notes to Financial Statements

34 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board ("FASB") announced that for financial statements issued for interim and annual periods ending after September 15, 2009, the FASB Accounting Standards CodificationTM ("ASC" or the "Codification") would become the sole source of authoritative generally accepted accounting principles. Accordingly, these Notes to Financial Statements no longer contain references to pre-Codification accounting standards.

Investment Valuation

Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed income securities maturing in sixty days or less may be valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Trust's Board of Trustees (the "Board"). Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 35

The following is a summary of the valuations as of May 31, 2010 for each Fund based upon the three levels defined above:

At May 31, 2010 there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Common Stocks / Shares of Beneficial Interest	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Security	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra 7-10 Year Treasury	—	$(1,163)	—	—	$1,323,973	$1,649,467	$11,437,057	$951,834	$14,410,497	$950,671
Ultra 20+ Year Treasury	—	(4,778)	—	—	1,146,207	1,306,863	9,027,843	737,785	11,480,913	733,007
Short 20+ Year Treasury	—	227,163	—	—	—	60,388,982	419,944,250	(1,083,322)	480,333,232	(856,159)
UltraShort 7-10 Year Treasury	—	55,229	—	—	—	52,163,726	359,322,938	(43,780,716)	411,486,664	(43,725,487)
UltraShort 20+ Year Treasury	—	3,446,395	—	—	—	619,704,801	4,277,143,472	(44,127,181)	4,896,848,273	(40,680,786)

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

36 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a "long" swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (primarily interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at May 31, 2010 contractually terminate within twenty-one months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds may remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not always similarly collateralized by the counterparty for the benefit of the Funds. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 37

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Bond Index Futures contracts/ Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra 7-10 Year Treasury	$951,834		Ultra 7-10 Year Treasury	$1,163
		Ultra 20+ Year Treasury	737,785		Ultra 20+ Year Treasury	4,778
		Short 20+ Year Treasury	5,122,703		Short 20+ Year Treasury	5,978,862
		UltraShort 7-10 Year Treasury	417,853		UltraShort 7-10 Year Treasury	44,143,340
		UltraShort 20+ Year Treasury	62,368,915		UltraShort 20+ Year Treasury	103,049,701

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Bond Index	unrealized appreciation
Futures contracts/	(depreciation) on
Swap agreements	Futures contracts and Swap
	agreements	Ultra 7-10 Year Treasury	$158,381	$950,671
		Ultra 20+ Year Treasury	399,472	733,007
		Short 20+ Year Treasury	(39,102,009)	(856,159)
		UltraShort 7-10 Year Treasury	(6,329,493)	(58,092,258)
		UltraShort 20+ Year Treasury	(846,150,443)	(209,612,928)

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2010, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

38 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

The tax character of distributions paid for the tax years ended October 31, 2009 and October 31, 2008, were as follows:

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra 7-10 Year Treasury	—	—	—	—	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	$3,260	—	—	$3,260	$256,080	—	—	$256,080
UltraShort 20+ Year Treasury	—	—	—	—	843,693	—	—	843,693

At October 31, 2009 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra 7-10 Year Treasury	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—
Short 20+ Year Treasury	—	—	$(228,972)	$(338,131)
UltraShort 7-10 Year Treasury	—	—	(5,279,769)	(18,422,084)
UltraShort 20+ Year Treasury	—	—	—	92,449,367

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for tax purposes.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2009 (the Funds' tax year end) among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (losses) on investments	Paid in capital
Ultra 7-10 Year Treasury	—	—	—
Ultra 20+ Year Treasury	—	—	—
Short 20+ Year Treasury	$72,722	—	$(72,722)
UltraShort 7-10 Year Treasury	2,747,880	—	(2,747,880)
UltraShort 20+ Year Treasury	27,085,209	$(57,634,953)	30,549,744

For the tax year ended October 31, 2009, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

Fund	Expiring October 31, 2015	Expiring October 31, 2016	Expiring October 31, 2017	Total
Short 20+ Year Treasury	—	—	$228,972	$228,972
UltraShort 7-10 Year Treasury	—	$5,030,158	249,611	5,279,769

For the tax year ended October 31, 2009, the following Fund utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
UltraShort 20+ Year Treasury	$45,632,259

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 39

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised. Additionally, for the year ended May 31, 2010, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra 7-10 Year Treasury	$33,911	$4,521	$21,161	September 30, 2011
Ultra 20+ Year Treasury	36,996	4,933	17,622	September 30, 2011
Short 20+ Year Treasury	164,825	—	—	September 30, 2010
UltraShort 7-10 Year Treasury	134,699	—	—	September 30, 2010
UltraShort 20+ Year Treasury	—	—	—	September 30, 2010

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2010, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,				Total Amount
					Eligible for
Fund	2012	2013	2014	2015	Recoupment
Ultra 7-10 Year Treasury	—	—	—	$59,593	$59,593
Ultra 20+ Year Treasury	—	—	—	59,551	59,551
Short 20+ Year Treasury	—	—	$8,257	156,568	164,825
UltraShort 7-10 Year Treasury	—	$69,507	128,733	102,519	300,759
UltraShort 20+ Year Treasury	—	—	—	—	—

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

40 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $133,500 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $6,375, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems Shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

	For the periods ended
Fund	May 31, 2010	May 31, 2009
Ultra 7-10 Year Treasury	$7,158	—
Ultra 20+ Year Treasury	30,527	—
Short 20+ Year Treasury	35,600	—
UltraShort 7-10 Year Treasury	71,488	$114,721
UltraShort 20+ Year Treasury	1,440,249	1,042,033

10. Investment Transactions

For the periods ended May 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Ultra 7-10 Year Treasury	$4,483,255	$3,294,597
Ultra 20+ Year Treasury	9,649,018	8,474,659

11. Risk

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation and Compounding Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 41

illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund's objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

•  Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At May 31, 2010, the Ultra 7-10 Year Treasury and Ultra 20+ Year Treasury Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds' investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

12. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

13. Change in Accounting Principle

On June 1, 2009, the Funds modified their methodology for specifically identifying the cost of securities sold or distributed in redemption in-kind transactions. Under the previous method, lots were identified for relief based on analysis of cost for financial reporting purposes, of lots held on the transaction date. Under the modified method, lots are identified for relief based on analysis of cost on a federal income tax basis, of lots held on the transaction date.

The change in method of applying the lot selection under specific identification has been accounted for as a change in accounting principle in accordance with ASC 250 "Accounting Changes and Error Corrections". The change was made in order to maintain consistency between book and tax lot identification, improve financial statement disclosure and avoid increased recordkeeping costs.

42 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

The Funds have determined that it is not practicable to change the method of applying the accounting principle to sale and redemption-in-kind transactions occurring prior to November 1, 2008, due to the cost and difficulty of obtaining and processing the data and inconsistencies between the book and tax identification which would result from a fully retrospective application of the change. Consequently the change was made effective June 1, 2009 with the cumulative impact of the change in previously reported financial statements reflected as adjustments to the June 1, 2009 beginning balances of accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments for those Funds in operation at that time.

The financial statements for the period ended May 31, 2010 as reported herein reflect the application of the modified specific identification method.

The financial statement line items for fiscal year 2010 were affected by the change in accounting principle as follows:

	Beginning of the Year June 1, 2009 Statement of Assets and Liabilities (Under Previous Accounting Principle)				Adjusted Beginning of the Year June 1, 2009 Statement of Assets and Liabilities (Adjusted)
	Cost of Investments	Accumulated Net realized gain (loss) on investments	Net unrealized appreciation (depreciation) on investments	Adjustment to cost as of June 1, 2009	Cost of Investments	Accumulated Net realized gain (loss) on investments	Net unrealized appreciation (depreciation) on investments
Ultra 7-10 Year Treasury	—	—	—	—	—	—	—
	For the period ending May 31, 2010 Statement of Operations (Under Previous Accounting Principle)				For the period ending May 31, 2010 Statement of Operations (As Reported)
	Net realized gain (loss) on investments	Net realized gain (loss) on in-kind redemption of investments	Change in net unrealized appreciation (depreciation) on investments	Adjustment to cost for securities at May 31, 2010	Net realized gain (loss) on investments	Net realized gain (loss) on in-kind redemption of investments	Change in net unrealized appreciation (depreciation) on investments
Ultra 7-10 Year Treasury	$104,744	—	$36,539	$1,080	$105,824	—	$35,459

	For the period ending May 31, 2010 Statement of Changes (Under Previous Accounting Principle)			For the period ending May 31, 2010 Statement of Changes (As Reported)
	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Adjustment to cost for securities at May 31, 2010	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
Ultra 7-10 Year Treasury	$263,125	$987,210	$1,080	$264,205	$986,130

14. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

May 31, 2010 :: Notes to Financial Statements :: ProShares Trust :: 43

15. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

44 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2010

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, Short 20+ Year Treasury, UltraShort 7-10 Year Treasury and UltraShort 20+ Year Treasury (five of the portfolios that are part of ProShares, hereafter collectively referred to as the "Funds") at May 31, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 13 of the Notes to Financial Statements, on June 1, 2009 the Funds modified their methodology for specifically identifying the cost of securities sold or distributed in redemption in-kind transactions.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 29, 2010

Report of Independent Registered Public Accounting Firm :: ProShares Trust :: 45

Under an amended investment advisory agreement, dated December 14, 2005, between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through the dates indicated for each Fund in Note 4 of the accompanying Notes to Financial Statements. After such date, the expense waiver and reimbursement may be terminated or revised. Amounts waived or reimbursed by the Advisor may be recouped by ProShare Advisors within five years of the end of the applicable contractual period to the extent that such recoupment will not cause a Fund's expenses to exceed any expense limitation in place at the date of the agreement. ProShare Advisors, from its own resources, also may make payments to broker-dealers and other financial institutions in connection with their distribution of the Funds' Shares.

As disclosed in the Semiannual Report to shareholders dated November 30, 2009, at a meeting held on December 15, 2009, the Board unanimously approved the continuance of the Advisory Agreement with respect to the 78 Funds covered by the period of that Report. Also at that meeting, the Board unanimously approved Advisory Agreements for 18 Funds covered by the period of this Report which commenced operations subsequent to November 30, 2009. At a meeting held on March 3, 2010, the Board unanimously approved the Advisory Agreement with respect to ProShares Ultra KBW Regional Banking, ProShares Short KBW Regional Banking and ProShares Short FTSE/Xinhua China 25 (individually a "New Fund" and collectively the 'New Funds"). The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each New Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the New Funds; (iii) the extent to which economies of scale would be realized as the New Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of each New Funds' shareholders.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law, are discussed in more detail below. In reaching its determination to approve the Advisory Agreement with respect tot the New Funds, the Board considered that the New Funds were unique in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the New Funds, detailed comparative industry fee data and information regarding how fund brokerage would be allocated and developments in the financial services industry. The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Disinterested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality of services the Trust expects to be provided by the Advisor in its management of the New Funds and the potential success of each New Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the New Funds, and noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage each New Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each New Fund's daily investment objective, the New Funds need to be re-balanced each day, an activity not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that are intended to maximize the New Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding future allocation of New Fund brokerage. The Board also reviewed the quality of the Advisor's compliance program. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the New Funds consistent with the terms of the Advisory Agreement, particularly in light of the unique nature of the New Funds and the services required to support them. The Board also concluded that the portfolio manager compensation structure was appropriate and provided appropriate incentives, and that the Advisor's brokerage practices were reasonable.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other ETFs and mutual funds, offering services similar to those provided to the New Funds. The Board considered that obtaining useful industry fee comparisons for the New Funds is challenging because there are few similar funds in the marketplace. Nevertheless, the Board found such comparisons useful in that

46 :: ProShares Trust :: Board Approval of Investment Advisory Agreements (Unaudited)

each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided some basis for evaluating the reasonableness of the proposed advisory fee. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs investors would pay to achieve the objectives of the New Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's anticipated performance of non-advisory services, including those performed under a Management Services Agreement. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by each New Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the New Funds.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board noted that the New Funds' expected asset volatility may offset the benefits of such economies. In addition, the Advisor advised the Board that to maintain exposure consistent with each New Fund's daily investment objective, the New Funds must be re-balanced each day, an activity not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the New Funds grow, to meet the daily investment objectives of the New Funds. The Board also considered the start-up of the New Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the New Funds to impose advisory fee breakpoints at this time.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each New Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each New Fund and in the best interest of its shareholders.

Board Approval of Investment Advisory Agreements (Unaudited) :: ProShares Trust :: 47

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

48 :: ProShares Trust :: Misc. Information (Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (99) ProFunds (112) Access One Trust (3)	Directorship Search Group, Inc.; ProFunds; and Access One Trust

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (99) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.; ProFunds; and Access One Trust

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and Managing Partner ProShare Capital Management LLC (June 2008 to present)	ProShares (99) ProFunds (112) Access One Trust (3)	ProFunds; and Access One Trust

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir may be deemed to be an "interested person" as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

Trustees and Officers of ProShares Trust (Unaudited) :: ProShares Trust :: 49

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of the Advisor (November 2005 to present); ProFund Advisors (April 1997 to present); and ProShare Capital Management LLC (June 2008 to present)

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present); Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President (June 2000 to December 2008)

Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of the Advisor (November 2005 to present) and ProFund Advisors (August 2002 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Charles J. Daly 70 Fargo Street Boston, MA 02110 Birth Date: 1/71	Assistant Secretary	Indefinite; June 2010 to present	Vice President and Associate General Counsel of J.P. Morgan Investor Services Co. (February 2010 to present); Chief Compliance Officer and General Counsel of Ironwood Investment Management, LLC (September 2006 to February 2010); Senior Counsel of BISYS Fund Administration (November 2003 to September 2006)

Harold J. Dahlman 70 Fargo Street Boston, MA 02110 Birth Date: 11/69	Assistant Treasurer	Indefinite; March 2009 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (December 2008 to present); Senior Manager within the Financial Services Office – Asset Management Assurance Group at Ernst & Young LLP (September 2005 to December 2008)

50 :: ProShares Trust :: Trustees and Officers of ProShares Trust (Unaudited)

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ProShares®

ProShares Trust

7501 Wisconsin Avenue Suite 1000 Bethesda, MD 20814

866.PRO.5125 866.776.5125

www.proshares.com

Each Short or Ultra ProShares ETF seeks a return that is either 300%, 200%, -100%, -200% or -300% of the return of an index or other benchmark (target) for a single day. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their ProShares holding consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProShare, visit www.proshares.com

"Standard & Poor's®," "S&P®," " S&P 500®,""Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                             Audit Fees

For the fiscal year ended May 31, 2010, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,327,500 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2009, PwC billed the Funds aggregate fees of $890,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                 Audit Related Fees

For the fiscal year ended May 31, 2010, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2009, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)                                  Tax Fees

For the fiscal year ended May 31, 2010, PwC billed the Funds aggregate fees of $385,600 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2009, PwC billed the Funds aggregate fees of $284,800 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                             All Other Fees

For the fiscal year ended May 31, 2010, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2009, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   For the fiscal years ended May 31, 2010 and May 31, 2009, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)                                   No disclosures are required for this Item 4(f).

(g)                                  For the fiscal year ended May 31, 2010, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2009, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Advisor.

(h)                                 The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)           Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

Schedule of Portfolio Investments May 31, 2010

Ultra S&P500®

Shares		Value
	Common Stocks (a) - 95.5%
	Consumer Discretionary - 10.2%

14,017	Abercrombie & Fitch Co., Class A	$502,229
54,535	Amazon.com, Inc.*	6,841,961
20,481	Apollo Group, Inc., Class A*	1,088,770
14,398	AutoNation, Inc.*	288,392
4,731	AutoZone, Inc.*	903,053
41,742	Bed Bath & Beyond, Inc.*	1,872,964
54,612	Best Buy Co., Inc.	2,307,357
13,170	Big Lots, Inc.*	465,296
69,149	Carnival Corp.	2,505,268
107,866	CBS Corp., Class B	1,570,529
50,058	Coach, Inc.	2,057,884
452,080	Comcast Corp., Class A	8,178,127
44,069	D.R. Horton, Inc.	537,201
22,277	Darden Restaurants, Inc.	955,683
9,864	DeVry, Inc.	567,081
148,986	DIRECTV, Class A*	5,615,282
45,173	Discovery Communications, Inc., Class A*	1,701,215
42,800	Eastman Kodak Co.*	241,392
33,687	Expedia, Inc.	726,292
22,046	Family Dollar Stores, Inc.	898,154
536,629	Ford Motor Co.*	6,294,658
24,213	Fortune Brands, Inc.	1,148,907
24,348	GameStop Corp., Class A*	554,891
37,815	Gannett Co., Inc.	587,645
75,851	Gap, Inc. (The)	1,653,552
25,285	Genuine Parts Co.	1,026,824
38,589	Goodyear Tire & Rubber Co. (The)*	459,209
53,458	H&R Block, Inc.	859,605
37,329	Harley-Davidson, Inc.	1,127,709
11,063	Harman International Industries, Inc.*	357,335
20,856	Hasbro, Inc.	837,368
270,908	Home Depot, Inc.	9,172,945
47,258	International Game Technology	924,839
77,408	Interpublic Group of Cos., Inc.*	646,357
37,597	J.C. Penney Co., Inc.	1,033,542
107,020	Johnson Controls, Inc.	3,053,281
48,848	Kohl’s Corp.*	2,479,036
23,652	Leggett & Platt, Inc.	550,619
25,922	Lennar Corp., Class A	448,451
42,618	Limited Brands, Inc.	1,059,483
234,523	Lowe’s Cos., Inc.	5,804,444
67,075	Macy’s, Inc.	1,489,736
40,555	Marriott International, Inc., Class A	1,356,565
57,938	Mattel, Inc.	1,254,937
171,421	McDonald’s Corp.	11,462,922
50,295	McGraw-Hill Cos., Inc. (The)	1,398,201
5,849	Meredith Corp.	196,468
18,535	New York Times Co. (The), Class A*	172,005
44,259	Newell Rubbermaid, Inc.	737,355
359,006	News Corp., Class A	4,738,879
62,128	NIKE, Inc., Class B	4,496,825
26,335	Nordstrom, Inc.	1,045,499
43,771	Office Depot, Inc.*	253,872
49,460	Omnicom Group, Inc.	1,877,007
21,917	O’Reilly Automotive, Inc.*	1,118,205
9,115	Polo Ralph Lauren Corp.	791,729
7,262	priceline.com, Inc.*	1,388,204
50,549	PulteGroup, Inc.*	563,116
19,953	RadioShack Corp.	407,839
19,735	Ross Stores, Inc.	1,034,114
14,271	Scripps Networks Interactive, Inc., Class A	644,764
7,733	Sears Holdings Corp.*	680,968
14,663	Sherwin-Williams Co. (The)	1,123,626
25,079	Stanley Black & Decker, Inc.	1,399,157
116,143	Staples, Inc.	2,499,397
118,438	Starbucks Corp.	3,066,360
29,763	Starwood Hotels & Resorts Worldwide, Inc.	1,376,539
119,858	Target Corp.	6,535,857
19,827	Tiffany & Co.	900,741
56,169	Time Warner Cable, Inc.	3,074,129
183,254	Time Warner, Inc.	5,679,041
66,868	TJX Cos., Inc.	3,039,819
20,671	Urban Outfitters, Inc.*	750,357
14,095	VF Corp.	1,090,248
96,760	Viacom, Inc., Class B*	3,252,104
309,002	Walt Disney Co. (The)	10,326,847
973	Washington Post Co. (The), Class B	453,155
11,918	Whirlpool Corp.	1,244,716
28,490	Wyndham Worldwide Corp.	672,364
11,000	Wynn Resorts Ltd.	922,680
74,765	Yum! Brands, Inc.	3,061,627
		167,482,804
	Consumer Staples - 10.8%

331,468	Altria Group, Inc.	6,725,486
102,377	Archer-Daniels-Midland Co.	2,587,067
68,108	Avon Products, Inc.	1,804,181
17,316	Brown-Forman Corp., Class B	960,345
30,049	Campbell Soup Co.	1,076,055
22,343	Clorox Co.	1,403,587
367,250	Coca-Cola Co. (The)	18,876,650
50,912	Coca-Cola Enterprises, Inc.	1,328,803
78,663	Colgate-Palmolive Co.	6,142,794
70,643	ConAgra Foods, Inc.	1,708,148
31,822	Constellation Brands, Inc., Class A*	530,155
69,994	Costco Wholesale Corp.	4,077,150
221,536	CVS Caremark Corp.	7,671,792
28,885	Dean Foods Co.*	307,625
40,486	Dr. Pepper Snapple Group, Inc.	1,532,800
18,830	Estee Lauder Cos., Inc. (The), Class A	1,097,224
52,502	General Mills, Inc.	3,739,717
50,382	H. J. Heinz Co.	2,225,877
26,508	Hershey Co. (The)	1,240,574
11,072	Hormel Foods Corp.	440,666
18,963	J.M. Smucker Co. (The)	1,047,137
40,623	Kellogg Co.	2,170,487
66,325	Kimberly-Clark Corp.	4,025,928
276,676	Kraft Foods, Inc., Class A	7,912,934
103,540	Kroger Co. (The)	2,084,260
24,664	Lorillard, Inc.	1,763,229
21,051	McCormick & Co., Inc. (Non-Voting)	811,937
32,581	Mead Johnson Nutrition Co.	1,606,895
25,241	Molson Coors Brewing Co., Class B	1,035,891
260,362	PepsiCo, Inc.	16,374,166
299,673	Philip Morris International, Inc.	13,221,573
462,757	Procter & Gamble Co. (The)	28,269,825
26,931	Reynolds American, Inc.	1,404,182
61,943	Safeway, Inc.	1,371,418
105,353	Sara Lee Corp.	1,492,852

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
33,776	SUPERVALU, Inc.	$454,963
94,404	Sysco Corp.	2,814,183
48,599	Tyson Foods, Inc., Class A	854,370
156,957	Walgreen Co.	5,028,902
339,939	Wal-Mart Stores, Inc.	17,187,316
27,140	Whole Foods Market, Inc.*	1,097,270
		177,506,414
	Energy - 10.3%

78,475	Anadarko Petroleum Corp.	4,106,597
53,619	Apache Corp.	4,801,045
68,412	Baker Hughes, Inc.	2,609,234
16,514	Cabot Oil & Gas Corp.	572,871
38,947	Cameron International Corp.*	1,409,881
103,854	Chesapeake Energy Corp.	2,320,098
319,969	Chevron Corp.	23,636,110
236,882	ConocoPhillips	12,284,701
34,996	CONSOL Energy, Inc.	1,276,654
63,002	Denbury Resources, Inc.*	1,036,383
71,184	Devon Energy Corp.	4,545,098
11,074	Diamond Offshore Drilling, Inc.	698,769
111,733	El Paso Corp.	1,267,052
40,240	EOG Resources, Inc.	4,218,762
752,189	Exxon Mobil Corp.	45,477,347
19,435	FMC Technologies, Inc.*	1,130,145
144,198	Halliburton Co.	3,580,436
16,842	Helmerich & Payne, Inc.	634,607
46,399	Hess Corp.	2,468,427
112,786	Marathon Oil Corp.	3,506,517
16,181	Massey Energy Co.	535,915
30,452	Murphy Oil Corp.	1,625,528
45,353	Nabors Industries Ltd.*	863,068
66,668	National Oilwell Varco, Inc.	2,542,051
27,792	Noble Energy, Inc.	1,653,346
129,360	Occidental Petroleum Corp.	10,673,494
42,818	Peabody Energy Corp.	1,668,189
18,409	Pioneer Natural Resources Co.	1,172,653
25,355	Range Resources Corp.	1,139,707
18,136	Rowan Cos., Inc.*	449,047
190,639	Schlumberger Ltd.	10,704,380
39,577	Smith International, Inc.	1,486,512
55,138	Southwestern Energy Co.*	2,073,740
103,156	Spectra Energy Corp.	2,064,152
18,632	Sunoco, Inc.	556,538
22,396	Tesoro Corp.	262,033
89,985	Valero Energy Corp.	1,680,920
92,978	Williams Cos., Inc. (The)	1,836,315
92,938	XTO Energy, Inc.	3,972,170
		168,540,492
	Financials - 15.5%

74,742	Aflac, Inc.	3,311,071
85,486	Allstate Corp. (The)	2,618,436
190,661	American Express Co.	7,601,654
21,496	American International Group, Inc.*	760,529
40,707	Ameriprise Financial, Inc.	1,619,732
42,515	AON Corp.	1,678,067
18,663	Apartment Investment & Management Co., Class A (REIT)	385,018
18,558	Assurant, Inc.	643,963
12,992	AvalonBay Communities, Inc. (REIT)	1,273,996
1,598,290	Bank of America Corp.	25,157,085
192,489	Bank of New York Mellon Corp. (The)	5,235,701
110,038	BB&T Corp.	3,327,549
263,657	Berkshire Hathaway, Inc., Class B*	18,601,001
22,140	Boston Properties, Inc. (REIT)	1,697,695
72,537	Capital One Financial Corp.	2,995,778
43,069	CB Richard Ellis Group, Inc., Class A*	681,782
155,753	Charles Schwab Corp. (The)	2,545,004
52,348	Chubb Corp.	2,629,964
25,957	Cincinnati Financial Corp.	705,771
3,130,469	Citigroup, Inc.*	12,396,657
10,618	CME Group, Inc.	3,362,190
27,726	Comerica, Inc.	1,056,361
86,607	Discover Financial Services	1,164,864
315,502	E*Trade Financial Corp.*	466,943
44,910	Equity Residential (REIT)	2,026,788
14,108	Federated Investors, Inc., Class B	313,339
126,670	Fifth Third Bancorp	1,645,443
35,881	First Horizon National Corp.*	446,718
23,634	Franklin Resources, Inc.	2,318,259
77,919	Genworth Financial, Inc., Class A*	1,214,757
83,842	Goldman Sachs Group, Inc. (The)	12,095,047
70,693	Hartford Financial Services Group, Inc.	1,772,274
46,815	HCP, Inc. (REIT)	1,491,526
19,706	Health Care REIT, Inc. (REIT)	848,934
104,065	Host Hotels & Resorts, Inc. (REIT)	1,483,967
75,492	Hudson City Bancorp, Inc.	951,954
114,133	Huntington Bancshares, Inc./OH	703,059
11,727	IntercontinentalExchange, Inc.*	1,361,857
68,313	Invesco Ltd.	1,267,889
29,262	Janus Capital Group, Inc.	311,933
632,976	JPMorgan Chase & Co.	25,053,190
139,904	KeyCorp	1,122,030
64,611	Kimco Realty Corp. (REIT)	923,937
25,902	Legg Mason, Inc.	769,807
30,233	Leucadia National Corp.*	662,707
48,156	Lincoln National Corp.	1,274,208
56,534	Loews Corp.	1,837,920
13,236	M&T Bank Corp.	1,048,821
84,788	Marsh & McLennan Cos., Inc.	1,849,226
83,910	Marshall & Ilsley Corp.	683,867
130,501	MetLife, Inc.	5,283,986
31,326	Moody’s Corp.	642,183
222,742	Morgan Stanley	6,038,536
23,580	NASDAQ OMX Group, Inc. (The)*	438,352
38,504	Northern Trust Corp.	1,956,388
41,582	NYSE Euronext	1,192,156
59,154	People’s United Financial, Inc.	826,381
25,939	Plum Creek Timber Co., Inc. (REIT)	908,384
82,364	PNC Financial Services Group, Inc.	5,168,341
50,897	Principal Financial Group, Inc.	1,383,889
106,992	Progressive Corp. (The)	2,095,973
75,550	ProLogis (REIT)	859,759
74,083	Prudential Financial, Inc.	4,275,330
21,616	Public Storage (REIT)	2,003,587
190,011	Regions Financial Corp.	1,449,784
46,200	Simon Property Group, Inc. (REIT)	3,928,386
77,256	SLM Corp.*	858,314

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
78,924	State Street Corp.	$3,012,529
79,556	SunTrust Banks, Inc.	2,144,034
41,263	T. Rowe Price Group, Inc.	2,043,344
13,198	Torchmark Corp.	680,093
81,822	Travelers Cos., Inc. (The)	4,047,734
304,835	U.S. Bancorp	7,303,847
52,954	Unum Group	1,223,237
24,966	Ventas, Inc. (REIT)	1,172,154
25,118	Vornado Realty Trust (REIT)	1,951,166
825,389	Wells Fargo & Co.	23,680,410
54,503	XL Capital Ltd., Class A	959,798
25,539	Zions Bancorp.	611,659
		255,536,002
	Health Care - 11.2%

247,366	Abbott Laboratories	11,764,727
68,667	Aetna, Inc.	2,002,330
48,993	Allergan, Inc.	2,948,889
44,989	AmerisourceBergen Corp.	1,407,256
156,021	Amgen, Inc.*	8,078,767
96,017	Baxter International, Inc.	4,054,798
37,551	Becton, Dickinson and Co.	2,677,386
42,953	Biogen Idec, Inc.*	2,037,261
240,790	Boston Scientific Corp.*	1,456,779
273,095	Bristol-Myers Squibb Co.	6,338,535
15,240	C.R. Bard, Inc.	1,233,983
57,587	Cardinal Health, Inc.	1,986,176
28,250	CareFusion Corp.*	718,115
73,244	Celgene Corp.*	3,864,353
11,938	Cephalon, Inc.*	702,671
10,829	Cerner Corp.*	906,496
43,808	CIGNA Corp.	1,466,254
23,582	Coventry Health Care, Inc.*	488,147
16,442	DaVita, Inc.*	1,042,916
23,447	DENTSPLY International, Inc.	760,386
161,672	Eli Lilly & Co.	5,301,225
43,860	Express Scripts, Inc.*	4,412,316
48,173	Forest Laboratories, Inc.*	1,246,717
42,395	Genzyme Corp.*	2,062,517
143,926	Gilead Sciences, Inc.*	5,169,822
26,105	Hospira, Inc.*	1,359,026
27,120	Humana, Inc.*	1,248,876
6,203	Intuitive Surgical, Inc.*	2,002,142
438,434	Johnson & Johnson	25,560,702
39,586	King Pharmaceuticals, Inc.*	343,211
16,681	Laboratory Corp. of America Holdings*	1,261,250
28,809	Life Technologies Corp.*	1,442,179
42,919	McKesson Corp.	3,004,330
73,934	Medco Health Solutions, Inc.*	4,262,295
175,992	Medtronic, Inc.	6,895,367
496,329	Merck & Co., Inc.	16,721,324
8,926	Millipore Corp.*	948,030
48,860	Mylan, Inc.*	949,838
14,864	Patterson Cos., Inc.	441,609
18,732	PerkinElmer, Inc.	425,029
1,285,764	Pfizer, Inc.	19,582,186
23,944	Quest Diagnostics, Inc.	1,263,046
51,847	St. Jude Medical, Inc.*	1,935,967
45,026	Stryker Corp.	2,387,729
68,990	Tenet Healthcare Corp.*	394,623
65,235	Thermo Fisher Scientific, Inc.*	3,396,134
184,417	UnitedHealth Group, Inc.	5,361,002
19,745	Varian Medical Systems, Inc.*	989,027
14,910	Waters Corp.*	1,020,440
16,979	Watson Pharmaceuticals, Inc.*	749,793
70,727	WellPoint, Inc.*	3,628,295
33,932	Zimmer Holdings, Inc.*	1,897,817
		183,600,089
	Industrials - 10.1%

113,393	3M Co.	8,993,199
17,853	Avery Dennison Corp.	610,216
120,601	Boeing Co. (The)	7,740,172
26,537	C.H. Robinson Worldwide, Inc.	1,542,065
99,530	Caterpillar, Inc.	6,047,443
20,945	Cintas Corp.	544,570
62,140	CSX Corp.	3,246,815
32,080	Cummins, Inc.	2,180,798
41,745	Danaher Corp.	3,313,718
67,553	Deere & Co.	3,896,457
29,683	Dover Corp.	1,332,470
8,125	Dun & Bradstreet Corp.	593,044
26,351	Eaton Corp.	1,843,252
119,879	Emerson Electric Co.	5,567,181
20,132	Equifax, Inc.	608,993
33,795	Expeditors International of Washington, Inc.	1,290,631
20,905	Fastenal Co.	1,054,448
49,853	FedEx Corp.	4,162,227
7,740	First Solar, Inc.*	869,666
8,898	Flowserve Corp.	846,200
28,486	Fluor Corp.	1,336,563
61,453	General Dynamics Corp.	4,172,659
1,699,906	General Electric Co.	27,793,463
19,941	Goodrich Corp.	1,383,905
121,808	Honeywell International, Inc.	5,209,728
61,633	Illinois Tool Works, Inc.	2,861,620
28,871	Iron Mountain, Inc.	707,917
29,139	ITT Corp.	1,406,831
19,848	Jacobs Engineering Group, Inc.*	828,853
18,415	L-3 Communications Holdings, Inc.	1,521,631
50,243	Lockheed Martin Corp.	4,015,421
57,160	Masco Corp.	763,086
58,893	Norfolk Southern Corp.	3,325,099
48,237	Northrop Grumman Corp.	2,917,856
58,023	PACCAR, Inc.	2,378,943
18,698	Pall Corp.	636,667
25,618	Parker Hannifin Corp.	1,574,482
33,051	Pitney Bowes, Inc.	748,275
22,572	Precision Castparts Corp.	2,634,152
33,466	Quanta Services, Inc.*	693,750
32,736	R.R. Donnelley & Sons Co.	627,222
60,395	Raytheon Co.	3,165,302
51,593	Republic Services, Inc.	1,502,388
23,677	Robert Half International, Inc.	598,791
22,744	Rockwell Automation, Inc.	1,215,212
25,048	Rockwell Collins, Inc.	1,461,300
14,926	Roper Industries, Inc.	866,007
8,510	Ryder System, Inc.	382,439
9,202	Snap-On, Inc.	406,728
118,417	Southwest Airlines Co.	1,473,108
13,507	Stericycle, Inc.*	791,780
43,434	Textron, Inc.	897,781
80,502	Union Pacific Corp.	5,750,258
158,180	United Parcel Service, Inc., Class B	9,927,377
149,189	United Technologies Corp.	10,052,355
9,808	W.W. Grainger, Inc.	997,964
77,265	Waste Management, Inc.	2,511,885
		165,822,363

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 18.0%

83,502	Adobe Systems, Inc.*	$2,678,744
89,950	Advanced Micro Devices, Inc.*	770,872
55,575	Agilent Technologies, Inc.*	1,798,407
27,416	Akamai Technologies, Inc.*	1,088,964
47,380	Altera Corp.	1,116,747
27,599	Amphenol Corp., Class A	1,170,198
47,428	Analog Devices, Inc.	1,383,475
144,470	Apple, Inc.*	37,151,905
213,985	Applied Materials, Inc.	2,762,546
36,599	Autodesk, Inc.*	1,070,887
80,429	Automatic Data Processing, Inc.	3,287,938
29,095	BMC Software, Inc.*	1,076,806
68,694	Broadcom Corp., Class A	2,371,317
62,966	CA, Inc.	1,275,061
912,203	Cisco Systems, Inc.*	21,126,621
29,287	Citrix Systems, Inc.*	1,277,206
47,407	Cognizant Technology Solutions Corp., Class A*	2,372,246
24,474	Computer Sciences Corp.*	1,223,455
36,231	Compuware Corp.*	296,732
248,360	Corning, Inc.	4,328,915
274,325	Dell, Inc.*	3,656,752
180,052	eBay, Inc.*	3,854,913
52,041	Electronic Arts, Inc.*	859,197
327,038	EMC Corp.*	6,089,448
52,565	Fidelity National Information Services, Inc.	1,446,589
24,267	Fiserv, Inc.*	1,153,896
24,356	FLIR Systems, Inc.*	693,902
38,502	Google, Inc., Class A*	18,680,400
20,840	Harris Corp.	977,604
375,051	Hewlett-Packard Co.	17,256,097
880,079	Intel Corp.	18,851,292
206,956	International Business Machines Corp.	25,923,309
50,013	Intuit, Inc.*	1,787,465
30,763	Jabil Circuit, Inc.	421,145
35,609	JDS Uniphase Corp.*	409,503
83,712	Juniper Networks, Inc.*	2,228,413
27,415	KLA-Tencor Corp.	843,560
12,443	Lexmark International, Inc., Class A*	467,235
35,610	Linear Technology Corp.	995,656
104,599	LSI Corp.*	557,513
15,376	Mastercard, Inc., Class A	3,102,416
25,283	McAfee, Inc.*	803,999
36,224	MEMC Electronic Materials, Inc.*	411,142
29,352	Microchip Technology, Inc.	817,453
135,527	Micron Technology, Inc.*	1,231,940
1,215,653	Microsoft Corp.	31,363,847
21,598	Molex, Inc.	457,446
20,011	Monster Worldwide, Inc.*	295,963
368,486	Motorola, Inc.*	2,524,129
37,888	National Semiconductor Corp.	532,326
54,908	NetApp, Inc.*	2,068,933
55,488	Novell, Inc.*	323,495
15,275	Novellus Systems, Inc.*	394,401
88,406	NVIDIA Corp.*	1,161,655
622,739	Oracle Corp.	14,055,219
51,245	Paychex, Inc.	1,462,532
18,147	QLogic Corp.*	328,824
267,752	QUALCOMM, Inc.	9,521,261
30,065	Red Hat, Inc.*	881,205
48,569	SAIC, Inc.*	834,901
17,511	Salesforce.com, Inc.*	1,515,227
36,439	SanDisk Corp.*	1,698,786
128,449	Symantec Corp.*	1,820,122
61,236	Tellabs, Inc.	551,124
26,561	Teradata Corp.*	848,358
28,237	Teradyne, Inc.*	310,042
197,857	Texas Instruments, Inc.	4,831,668
31,423	Total System Services, Inc.	458,776
29,227	VeriSign, Inc.*	815,726
71,118	Visa, Inc., Class A	5,153,210
36,427	Western Digital Corp.*	1,268,024
108,778	Western Union Co. (The)	1,736,097
215,389	Xerox Corp.	2,005,272
44,075	Xilinx, Inc.	1,077,634
189,617	Yahoo!, Inc.*	2,908,725
		296,354,809
	Materials - 3.3%

33,800	Air Products & Chemicals, Inc.	2,334,228
13,180	Airgas, Inc.	823,355
17,504	AK Steel Holding Corp.	261,860
162,550	Alcoa, Inc.	1,892,082
15,645	Allegheny Technologies, Inc.	855,469
14,989	Ball Corp.	738,208
17,368	Bemis Co., Inc.	498,114
11,045	CF Industries Holdings, Inc.	757,576
21,544	Cliffs Natural Resources, Inc.	1,203,448
183,264	Dow Chemical Co. (The)	4,931,634
143,999	E.I. du Pont de Nemours & Co.	5,208,444
11,584	Eastman Chemical Co.	699,558
37,641	Ecolab, Inc.	1,777,784
11,554	FMC Corp.	699,595
74,880	Freeport-McMoRan Copper & Gold, Inc.	5,245,344
12,593	International Flavors & Fragrances, Inc.	560,388
69,000	International Paper Co.	1,602,870
27,288	MeadWestvaco Corp.	652,183
86,936	Monsanto Co.	4,422,434
78,224	Newmont Mining Corp.	4,210,016
50,172	Nucor Corp.	2,159,905
26,861	Owens-Illinois, Inc.*	814,694
21,084	Pactiv Corp.*	602,581
26,424	PPG Industries, Inc.	1,692,986
48,803	Praxair, Inc.	3,787,113
25,322	Sealed Air Corp.	527,710
19,401	Sigma-Aldrich Corp.	1,033,685
13,452	Titanium Metals Corp.*	237,697
22,842	United States Steel Corp.	1,078,371
20,127	Vulcan Materials Co.	1,016,011
33,674	Weyerhaeuser Co.	1,433,839
		53,759,182
	Telecommunication Services - 2.7%

64,153	American Tower Corp., Class A*	2,600,121
940,313	AT&T, Inc.	22,849,606
47,727	CenturyTel, Inc.	1,638,468
49,760	Frontier Communications Corp.	395,592
41,584	MetroPCS Communications, Inc.*	373,840
237,062	Qwest Communications International, Inc.	1,242,205
474,348	Sprint Nextel Corp.*	2,433,405
451,785	Verizon Communications, Inc.	12,433,123
77,014	Windstream Corp.	821,740
		44,788,100

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 3.4%

106,500	AES Corp. (The)*	$1,093,755
27,016	Allegheny Energy, Inc.	552,747
37,746	Ameren Corp.	930,816
76,163	American Electric Power Co., Inc.	2,434,170
62,567	CenterPoint Energy, Inc.	852,163
36,607	CMS Energy Corp.	537,391
44,825	Consolidated Edison, Inc.	1,909,097
32,038	Constellation Energy Group, Inc.	1,133,504
95,609	Dominion Resources, Inc.	3,724,927
26,276	DTE Energy Co.	1,195,821
208,599	Duke Energy Corp.	3,329,240
51,908	Edison International	1,679,743
30,143	Entergy Corp.	2,262,835
22,916	EQT Corp.	898,078
105,134	Exelon Corp.	4,058,172
48,566	FirstEnergy Corp.	1,710,009
65,854	FPL Group, Inc.	3,288,090
12,191	Integrys Energy Group, Inc.	551,277
7,206	Nicor, Inc.	291,194
44,099	NiSource, Inc.	659,721
27,955	Northeast Utilities	725,432
41,725	NRG Energy, Inc.*	974,279
16,807	Oneok, Inc.	747,407
35,426	Pepco Holdings, Inc.	571,421
59,161	PG&E Corp.	2,455,182
17,118	Pinnacle West Capital Corp.	601,013
60,074	PPL Corp.	1,550,510
45,346	Progress Energy, Inc.	1,749,902
80,608	Public Service Enterprise Group, Inc.	2,469,023
27,824	Questar Corp.	1,248,185
17,763	SCANA Corp.	644,619
39,352	Sempra Energy	1,810,192
130,701	Southern Co.	4,273,923
34,057	TECO Energy, Inc.	529,586
18,625	Wisconsin Energy Corp.	912,625
72,752	Xcel Energy, Inc.	1,490,689
		55,846,738
	Total Common Stocks (Cost $1,548,932,241)	1,569,236,993

Principal Amount
	U.S. Government & Agency Security (a) - 0.8%
$12,672,940	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $12,672,940)	12,672,940

	Repurchase Agreements (a) - 5.4%
5,381,574	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $5,381,682(b)	5,381,574
2,166,232	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,166,278(c)	2,166,232
2,896,923	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,896,987(d)	2,896,923
10,695,137	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $10,695,574(e)	10,695,137
10,695,137	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $10,695,595(f)	10,695,137
21,628,310	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $21,628,767(g)	21,628,310
14,260,183	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $14,260,793(h)	14,260,183
6,498,695	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,498,832(i)	6,498,695
10,763,147	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $10,763,386(j)	10,763,147
3,606,752	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,606,832(k)	3,606,752
	Total Repurchase Agreements (Cost $88,592,090)	88,592,090
	Total Investment Securities (Cost $1,650,197,271) — 101.7%	1,670,502,023
	Liabilities in excess of other assets — (1.7%)	(28,297,077)
	Net Assets — 100.0%	$1,642,204,946

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $500,719,095.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $5,489,206. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $2,209,557. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $2,954,861. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $10,909,099. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $10,909,071. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $22,060,903. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $14,545,424. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $6,628,673. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $10,978,432. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $3,678,897. The investment in the repurchase agreement was through participation in a pooled account.

REIT          Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,186,491
Aggregate gross unrealized depreciation	(82,353,266)
Net unrealized appreciation	$15,833,225
Federal income tax cost of investments	$1,654,668,798

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini S&P 500 Futures Contracts	4,504	06/18/10	$245,242,800	$(8,254,632)

Cash collateral in the amount of $27,984,558 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$879,589,964	$—

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	17,309,250	(3,528,624)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	159,960,634	(2,977,927)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	62,527,173	(2,123,851)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	254,144,021	(4,587,477)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	96,679,512	(7,198,155)

		$(20,416,034)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell3000

Shares		Value
	Common Stocks (a) - 85.6%
	Consumer Discretionary - 9.9%

11	1-800-Flowers.com, Inc., Class A*	$29
19	99 Cents Only Stores*	290
30	Aaron’s, Inc.	599
36	Abercrombie & Fitch Co., Class A	1,290
36	Advance Auto Parts, Inc.	1,863
39	Aeropostale, Inc.*	1,081
10	AFC Enterprises, Inc.*	105
136	Amazon.com, Inc.*	17,063
8	Ambassadors Group, Inc.	94
14	American Apparel, Inc.*	22
23	American Axle & Manufacturing Holdings, Inc.*	206
71	American Eagle Outfitters, Inc.	930
16	American Greetings Corp., Class A	377
8	American Public Education, Inc.*	327
4	America’s Car-Mart, Inc.*	97
9	Amerigon, Inc.*	79
11	Ameristar Casinos, Inc.	198
24	AnnTaylor Stores Corp.*	520
52	Apollo Group, Inc., Class A*	2,764
11	Arbitron, Inc.	335
39	ArvinMeritor, Inc.*	567
13	Asbury Automotive Group, Inc.*	172
6	Ascent Media Corp., Class A*	159
7	Audiovox Corp., Class A*	57
35	Autoliv, Inc.*	1,663
29	AutoNation, Inc.*	581
12	AutoZone, Inc.*	2,291
23	Bally Technologies, Inc.*	977
15	Barnes & Noble, Inc.	303
31	Beazer Homes USA, Inc.*	154
10	bebe stores, inc.	69
108	Bed Bath & Beyond, Inc.*	4,846
37	Belo Corp., Class A*	269
5	Benihana, Inc., Class A*	29
140	Best Buy Co., Inc.	5,915
9	Big 5 Sporting Goods Corp.	133
34	Big Lots, Inc.*	1,201
1	Biglari Holdings, Inc.*	304
8	BJ’s Restaurants, Inc.*	186
5	Blue Nile, Inc.*	235
6	Bluegreen Corp.*	29
2	Blyth, Inc.	99
13	Bob Evans Farms, Inc.	378
3	Books-A-Million, Inc.	21
20	Borders Group, Inc.*	39
48	BorgWarner, Inc.*	1,789
23	Boyd Gaming Corp.*	303
6	Bridgepoint Education, Inc.*	130
42	Brinker International, Inc.	747
4	Brookfield Homes Corp.*	41
17	Brown Shoe Co., Inc.	284
37	Brunswick Corp.	646
11	Buckle, Inc. (The)	391
7	Buffalo Wild Wings, Inc.*	258
7	Build-A-Bear Workshop, Inc.*	59
44	Burger King Holdings, Inc.	836
17	Cabela’s, Inc.*	293
97	Cablevision Systems Corp., Class A	2,407
8	California Pizza Kitchen, Inc.*	146
27	Callaway Golf Co.	227
6	Capella Education Co.*	516
29	Career Education Corp.*	812
3	Caribou Coffee Co., Inc.*	30
91	CarMax, Inc.*	1,977
5	Carmike Cinemas, Inc.*	56
182	Carnival Corp.	6,594
5	Carrols Restaurant Group, Inc.*	31
24	Carter’s, Inc.*	733
11	Cato Corp. (The), Class A	261
3	Cavco Industries, Inc.*	110
252	CBS Corp., Class B	3,669
10	CEC Entertainment, Inc.*	404
14	Central European Media Enterprises Ltd., Class A*	354
48	Charming Shoppes, Inc.*	219
25	Cheesecake Factory, Inc. (The)*	638
3	Cherokee, Inc.	61
74	Chico’s FAS, Inc.	905
9	Children’s Place Retail Stores, Inc. (The)*	424
2	China Automotive Systems, Inc.*	36
14	ChinaCast Education Corp.*	93
13	Chipotle Mexican Grill, Inc.*	1,850
12	Choice Hotels International, Inc.	400
15	Christopher & Banks Corp.	137
4	Churchill Downs, Inc.	134
13	Cinemark Holdings, Inc.	208
6	Citi Trends, Inc.*	205
20	CKE Restaurants, Inc.	247
24	CKX, Inc.*	127
17	Clear Channel Outdoor Holdings, Inc., Class A*	158
132	Coach, Inc.	5,427
13	Coinstar, Inc.*	698
24	Coldwater Creek, Inc.*	150
27	Collective Brands, Inc.*	604
5	Columbia Sportswear Co.	256
1,192	Comcast Corp., Class A	21,563
4	Conn’s, Inc.*	30
24	Cooper Tire & Rubber Co.	454
4	Core-Mark Holding Co., Inc.*	108
33	Corinthian Colleges, Inc.*	442
2	CPI Corp.	56
9	Cracker Barrel Old Country Store, Inc.	448
35	CROCS, Inc.*	362
5	Crown Media Holdings, Inc., Class A*	9
3	CSS Industries, Inc.	57
14	CTC Media, Inc.	205
115	D.R. Horton, Inc.	1,402
58	Dana Holding Corp.*	630
57	Darden Restaurants, Inc.	2,445
5	Deckers Outdoor Corp.*	724
40	Denny’s Corp.*	126
2	Destination Maternity Corp.*	54
26	DeVry, Inc.	1,495
36	Dick’s Sporting Goods, Inc.*	1,026
21	Dillard’s, Inc., Class A	602
7	DineEquity, Inc.*	236
382	DIRECTV, Class A*	14,398
117	Discovery Communications, Inc., Class C*	3,714
83	DISH Network Corp., Class A	1,731
14	Dollar General Corp.*	423
35	Dollar Tree, Inc.*	2,191
15	Domino’s Pizza, Inc.*	195
5	Dorman Products, Inc.*	113
6	Dover Downs Gaming & Entertainment, Inc.	19
30	DreamWorks Animation SKG, Inc., Class A*	891
26	Dress Barn, Inc. (The)*	712

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	Drew Industries, Inc.*	$176
38	Drugstore.com, Inc.*	130
5	DSW, Inc., Class A*	144
13	E.W. Scripps Co. (The), Class A*	115
111	Eastman Kodak Co.*	626
10	Education Management Corp.*	211
2	Einstein Noah Restaurant Group, Inc.*	26
10	Ethan Allen Interiors, Inc.	202
21	Exide Technologies*	89
76	Expedia, Inc.	1,639
58	Family Dollar Stores, Inc.	2,363
9	Federal Mogul Corp.*	155
18	Finish Line (The), Class A	300
2	Fisher Communications, Inc.*	29
65	Foot Locker, Inc.	969
1,373	Ford Motor Co.*	16,105
62	Fortune Brands, Inc.	2,942
19	Fossil, Inc.*	712
17	Fred’s, Inc., Class A	233
1	Frisch’s Restaurants, Inc.	21
6	Fuel Systems Solutions, Inc.*	160
5	Fuqi International, Inc.*	46
17	Furniture Brands International, Inc.*	133
6	G-III Apparel Group Ltd.*	172
7	Gaiam, Inc., Class A	55
63	GameStop Corp., Class A*	1,436
96	Gannett Co., Inc.	1,492
200	Gap, Inc. (The)	4,360
47	Garmin Ltd.	1,578
16	Gaylord Entertainment Co.*	425
10	Genesco, Inc.*	311
57	Gentex Corp.	1,122
66	Genuine Parts Co.	2,680
7	Global Sources Ltd.*	53
100	Goodyear Tire & Rubber Co. (The)*	1,190
7	Grand Canyon Education, Inc.*	172
12	Great Wolf Resorts, Inc.*	30
10	Group 1 Automotive, Inc.*	284
24	Guess?, Inc.	912
12	Gymboree Corp.*	535
141	H&R Block, Inc.	2,267
39	Hanesbrands, Inc.*	1,064
97	Harley-Davidson, Inc.	2,931
29	Harman International Industries, Inc.*	937
16	Harte-Hanks, Inc.	219
52	Hasbro, Inc.	2,088
7	Haverty Furniture Cos., Inc.	113
2	Hawk Corp., Class A*	46
12	Helen of Troy Ltd.*	309
5	hhgregg, Inc.*	150
12	Hibbett Sports, Inc.*	309
26	Hillenbrand, Inc.	632
703	Home Depot, Inc.	23,804
4	Hooker Furniture Corp.	62
18	HOT Topic, Inc.	100
22	Hovnanian Enterprises, Inc., Class A*	136
16	HSN, Inc.*	431
18	Hyatt Hotels Corp., Class A*	728
30	Iconix Brand Group, Inc.*	487
15	Interactive Data Corp.	488
123	International Game Technology	2,407
12	International Speedway Corp., Class A	335
198	Interpublic Group of Cos., Inc.*	1,653
16	Interval Leisure Group, Inc.*	216
8	iRobot Corp.*	172
6	Isle of Capri Casinos, Inc.*	60
15	ITT Educational Services, Inc.*	1,514
21	J. Crew Group, Inc.*	958
92	J.C. Penney Co., Inc.	2,529
24	Jack in the Box, Inc.*	539
12	Jackson Hewitt Tax Service, Inc.*	23
12	Jakks Pacific, Inc.*	178
36	Jarden Corp.	1,048
11	Jo-Ann Stores, Inc.*	502
17	John Wiley & Sons, Inc., Class A	673
278	Johnson Controls, Inc.	7,931
35	Jones Apparel Group, Inc.	687
8	JoS. A. Bank Clothiers, Inc.*	485
17	Journal Communications, Inc., Class A*	86
10	K12, Inc.*	250
32	KB Home	463
3	Kenneth Cole Productions, Inc., Class A*	35
5	Kirkland’s, Inc.*	108
12	Knology, Inc.*	144
126	Kohl’s Corp.*	6,395
24	Krispy Kreme Doughnuts, Inc.*	89
11	K-Swiss, Inc., Class A*	137
8	Lakes Entertainment, Inc.*	14
24	Lamar Advertising Co., Class A*	707
3	Landry’s Restaurants, Inc.*	72
124	Las Vegas Sands Corp.*	2,912
21	La-Z-Boy, Inc.*	249
14	Leapfrog Enterprises, Inc.*	73
3	Learning Tree International, Inc.*	36
62	Leggett & Platt, Inc.	1,443
65	Lennar Corp., Class A	1,125
110	Liberty Global, Inc., Class A*	2,838
33	Liberty Media Corp. - Capital, Class A*	1,388
247	Liberty Media Corp. - Interactive, Class A*	3,204
21	Liberty Media Corp. - Starz, Class A*	1,099
17	Life Time Fitness, Inc.*	631
110	Limited Brands, Inc.	2,735
11	LIN TV Corp., Class A*	72
4	Lincoln Educational Services Corp.*	95
9	Lithia Motors, Inc., Class A	74
58	Live Nation Entertainment, Inc.*	709
39	Liz Claiborne, Inc.*	239
58	LKQ Corp.*	1,068
9	LodgeNet Interactive Corp.*	48
611	Lowe’s Cos., Inc.	15,122
8	Luby’s, Inc.*	31
17	Lululemon Athletica, Inc.*	695
6	Lumber Liquidators Holdings, Inc.*	177
8	M/I Homes, Inc.*	95
5	Mac-Gray Corp.	59
174	Macy’s, Inc.	3,865
24	Madison Square Garden, Inc., Class A*	506
8	Maidenform Brands, Inc.*	185
8	Marcus Corp.	88
4	Marine Products Corp.*	29
124	Marriott International, Inc., Class A	4,148
11	Martha Stewart Living Omnimedia, Class A*	66
149	Mattel, Inc.	3,227
13	Matthews International Corp., Class A	421
6	McCormick & Schmick’s Seafood Restaurants, Inc.*	52
457	McDonald’s Corp.	30,560
130	McGraw-Hill Cos., Inc. (The)	3,614
15	MDC Holdings, Inc.	471
16	Mediacom Communications Corp., Class A*	85

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22	Men’s Wearhouse, Inc. (The)	$478
14	Meredith Corp.	470
13	Meritage Homes Corp.*	278
81	MGM Mirage*	1,009
6	Midas, Inc.*	60
19	Modine Manufacturing Co.*	221
23	Mohawk Industries, Inc.*	1,292
4	Monarch Casino & Resort, Inc.*	46
7	Monro Muffler Brake, Inc.	276
9	Morgans Hotel Group Co.*	68
8	Morningstar, Inc.*	390
7	Movado Group, Inc.*	86
11	Multimedia Games, Inc.*	51
17	National CineMedia, Inc.	297
2	National Presto Industries, Inc.	194
17	NetFlix, Inc.*	1,890
10	New York & Co., Inc.*	38
43	New York Times Co. (The), Class A*	399
115	Newell Rubbermaid, Inc.	1,916
944	News Corp., Class A	12,461
150	NIKE, Inc., Class B	10,857
4	NIVS IntelliMedia Technology Group, Inc.*	10
2	Nobel Learning Communities, Inc.*	13
68	Nordstrom, Inc.	2,700
13	NutriSystem, Inc.	289
3	NVR, Inc.*	2,056
7	O’Charleys, Inc.*	52
114	Office Depot, Inc.*	661
32	OfficeMax, Inc.*	571
129	Omnicom Group, Inc.	4,896
15	Orbitz Worldwide, Inc.*	79
56	O’Reilly Automotive, Inc.*	2,857
38	Orient-Express Hotels Ltd., Class A*	383
6	Outdoor Channel Holdings, Inc.*	36
6	Overstock.com, Inc.*	135
5	Oxford Industries, Inc.	104
10	P.F. Chang’s China Bistro, Inc.	435
27	Pacific Sunwear of California*	110
11	Panera Bread Co., Class A*	889
9	Papa John’s International, Inc.*	223
5	Peet’s Coffee & Tea, Inc.*	194
28	Penn National Gaming, Inc.*	717
16	Penske Automotive Group, Inc.*	209
20	PEP Boys-Manny Moe & Jack	247
4	Perry Ellis International, Inc.*	96
10	PetMed Express, Inc.	197
49	PetSmart, Inc.	1,556
27	Phillips-Van Heusen Corp.	1,478
48	Pier 1 Imports, Inc.*	382
25	Pinnacle Entertainment, Inc.*	303
9	Playboy Enterprises, Inc., Class B*	34
13	Polaris Industries, Inc.	763
23	Polo Ralph Lauren Corp.	1,998
20	Pool Corp.	480
3	Pre-Paid Legal Services, Inc.*	139
20	priceline.com, Inc.*	3,823
7	PRIMEDIA, Inc.	26
9	Princeton Review, Inc.*	22
139	PulteGroup, Inc.*	1,548
53	Quiksilver, Inc.*	247
52	RadioShack Corp.	1,063
27	Raser Technologies, Inc.*	16
9	RC2 Corp.*	167
15	RCN Corp.*	218
7	Reading International, Inc., Class A*	28
6	Red Lion Hotels Corp.*	40
6	Red Robin Gourmet Burgers, Inc.*	124
33	Regal Entertainment Group, Class A	503
24	Regis Corp.	441
27	Rent-A-Center, Inc.*	654
4	Rentrak Corp.*	94
10	Retail Ventures, Inc.*	101
53	Ross Stores, Inc.	2,777
54	Royal Caribbean Cruises Ltd.*	1,566
27	Ruby Tuesday, Inc.*	291
3	Rue21, Inc.*	102
12	Ruth’s Hospitality Group, Inc.*	58
18	Ryland Group, Inc.	335
52	Saks, Inc.*	477
39	Sally Beauty Holdings, Inc.*	367
9	Scholastic Corp.	235
26	Scientific Games Corp., Class A*	266
36	Scripps Networks Interactive, Inc., Class A	1,626
19	Sealy Corp.*	62
21	Sears Holdings Corp.*	1,849
104	Service Corp. International	888
39	Sherwin-Williams Co. (The)	2,989
4	Shoe Carnival, Inc.*	100
22	Shuffle Master, Inc.*	183
9	Shutterfly, Inc.*	208
35	Signet Jewelers Ltd.*	1,087
18	Sinclair Broadcast Group, Inc., Class A*	119
14	Skechers U.S.A., Inc., Class A*	528
3	Skyline Corp.	57
25	Smith & Wesson Holding Corp.*	109
13	Sonic Automotive, Inc., Class A*	129
25	Sonic Corp.*	264
28	Sotheby’s	910
13	Spartan Motors, Inc.	62
5	Speedway Motorsports, Inc.	73
4	Sport Supply Group, Inc.	54
16	Stage Stores, Inc.	227
8	Standard Motor Products, Inc.	67
44	Standard Pacific Corp.*	222
65	Stanley Black & Decker, Inc.	3,626
4	Stanley Furniture Co., Inc.*	21
297	Staples, Inc.	6,391
305	Starbucks Corp.	7,896
77	Starwood Hotels & Resorts Worldwide, Inc.	3,561
11	Stein Mart, Inc.*	88
6	Steiner Leisure Ltd.*	249
3	Steinway Musical Instruments, Inc.*	56
11	Steven Madden Ltd.*	371
33	Stewart Enterprises, Inc., Class A	200
6	Stoneridge, Inc.*	58
6	Strayer Education, Inc.	1,440
8	Sturm Ruger & Co., Inc.	126
10	Superior Industries International, Inc.	148
3	Syms Corp.*	22
4	Systemax, Inc.	77
12	Talbots, Inc.*	181
312	Target Corp.	17,013
31	Tempur-Pedic International, Inc.*	1,029
25	Tenneco, Inc.*	554
21	Texas Roadhouse, Inc.*	307
14	Thor Industries, Inc.	408
51	Tiffany & Co.	2,317
17	Timberland Co. (The), Class A*	327
146	Time Warner Cable, Inc.	7,991
496	Time Warner, Inc.	15,371
171	TJX Cos., Inc.	7,774

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
56	Toll Brothers, Inc.*	$1,180
8	Town Sports International Holdings, Inc.*	24
15	Tractor Supply Co.	1,016
11	True Religion Apparel, Inc.*	304
24	TRW Automotive Holdings Corp.*	722
12	Tuesday Morning Corp.*	68
26	Tupperware Brands Corp.	1,105
4	U.S. Auto Parts Network, Inc.*	33
11	Ulta Salon Cosmetics & Fragrance, Inc.*	281
14	Under Armour, Inc., Class A*	472
19	Unifi, Inc.*	75
6	Unifirst Corp.	270
6	Universal Electronics, Inc.*	117
8	Universal Technical Institute, Inc.*	196
5	Universal Travel Group*	42
53	Urban Outfitters, Inc.*	1,924
12	Vail Resorts, Inc.*	499
20	Valassis Communications, Inc.*	730
1	Value Line, Inc.	20
37	VF Corp.	2,862
225	Viacom, Inc., Class B*	7,562
120	Virgin Media, Inc.	1,939
5	Vitacost.com, Inc.*	51
4	Vitamin Shoppe, Inc.*	102
8	Volcom, Inc.*	160
785	Walt Disney Co. (The)	26,235
19	Warnaco Group, Inc. (The)*	809
18	Warner Music Group Corp.*	109
3	Washington Post Co. (The), Class B	1,397
14	Weight Watchers International, Inc.	384
143	Wendy’s/Arby’s Group, Inc., Class A	645
6	West Marine, Inc.*	67
40	Wet Seal, Inc. (The), Class A*	164
3	Weyco Group, Inc.	69
31	Whirlpool Corp.	3,238
39	Williams-Sonoma, Inc.	1,165
12	Winnebago Industries, Inc.*	146
22	WMS Industries, Inc.*	1,019
20	Wolverine World Wide, Inc.	574
7	Wonder Auto Technology, Inc.*	58
9	World Wrestling Entertainment, Inc., Class A	149
74	Wyndham Worldwide Corp.	1,746
28	Wynn Resorts Ltd.	2,349
12	Youbet.com, Inc.*	30
191	Yum! Brands, Inc.	7,821
10	Zale Corp.*	27
8	Zumiez, Inc.*	137
		571,631
	Consumer Staples - 8.6%

13	AgFeed Industries, Inc.*	44
35	Alberto-Culver Co.	963
1	Alico, Inc.	25
37	Alliance One International, Inc.*	154
857	Altria Group, Inc.	17,388
4	American Dairy, Inc.*	68
9	American Italian Pasta Co., Class A*	350
26	American Oriental Bioengineering, Inc.*	81
8	Andersons, Inc. (The)	262
266	Archer-Daniels-Midland Co.	6,722
177	Avon Products, Inc.	4,689
20	B&G Foods, Inc., Class A	212
23	BJ’s Wholesale Club, Inc.*	922
4	Boston Beer Co., Inc., Class A*	264
37	Brown-Forman Corp., Class B	2,052
56	Bunge Ltd.	2,731
4	Calavo Growers, Inc.	64
6	Cal-Maine Foods, Inc.	194
82	Campbell Soup Co.	2,936
21	Casey’s General Stores, Inc.	774
3	Cellu Tissue Holdings, Inc.*	27
25	Central European Distribution Corp.*	639
24	Central Garden and Pet Co., Class A*	227
4	China Sky One Medical, Inc.*	51
4	China-Biotics, Inc.*	57
18	Chiquita Brands International, Inc.*	222
29	Church & Dwight Co., Inc.	1,909
58	Clorox Co.	3,644
2	Coca-Cola Bottling Co. Consolidated	100
960	Coca-Cola Co. (The)	49,344
128	Coca-Cola Enterprises, Inc.	3,341
207	Colgate-Palmolive Co.	16,165
185	ConAgra Foods, Inc.	4,473
79	Constellation Brands, Inc., Class A*	1,316
31	Corn Products International, Inc.	1,034
180	Costco Wholesale Corp.	10,485
564	CVS Caremark Corp.	19,531
34	Darling International, Inc.*	272
75	Dean Foods Co.*	799
82	Del Monte Foods Co.	1,196
9	Diamond Foods, Inc.	373
15	Dole Food Co., Inc.*	137
105	Dr. Pepper Snapple Group, Inc.	3,975
10	Elizabeth Arden, Inc.*	170
29	Energizer Holdings, Inc.*	1,630
46	Estee Lauder Cos., Inc. (The), Class A	2,680
3	Farmer Bros Co.	52
7	Female Health Co. (The)	41
32	Flowers Foods, Inc.	791
17	Fresh Del Monte Produce, Inc.*	340
136	General Mills, Inc.	9,687
14	Great Atlantic & Pacific Tea Co.*	75
43	Green Mountain Coffee Roasters, Inc.*	1,017
1	Griffin Land & Nurseries, Inc.	27
130	H. J. Heinz Co.	5,743
17	Hain Celestial Group, Inc. (The)*	367
29	Hansen Natural Corp.*	1,132
4	Harbinger Group, Inc.*	26
37	Heckmann Corp.*	198
26	Herbalife Ltd.	1,174
64	Hershey Co. (The)	2,995
29	Hormel Foods Corp.	1,154
4	HQ Sustainable Maritime Industries, Inc.*	20
5	Imperial Sugar Co.	53
5	Ingles Markets, Inc., Class A	76
6	Inter Parfums, Inc.	94
6	J&J Snack Foods Corp.	267
49	J.M. Smucker Co. (The)	2,706
105	Kellogg Co.	5,610
172	Kimberly-Clark Corp.	10,440
717	Kraft Foods, Inc., Class A	20,506
270	Kroger Co. (The)	5,435
8	Lancaster Colony Corp.	437
12	Lance, Inc.	232
2	Lifeway Foods, Inc.*	21
65	Lorillard, Inc.	4,647
7	Mannatech, Inc.	18
54	McCormick & Co., Inc. (Non-Voting)	2,083
85	Mead Johnson Nutrition Co.	4,192
5	Medifast, Inc.*	157

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
53	Molson Coors Brewing Co., Class B	$2,175
5	Nash Finch Co.	181
5	National Beverage Corp.	60
22	NBTY, Inc.*	753
20	Nu Skin Enterprises, Inc., Class A	575
5	Nutraceutical International Corp.*	71
2	Oil-Dri Corp. of America	39
8	Omega Protein Corp.*	35
2	Orchids Paper Products Co.*	27
7	Overhill Farms, Inc.*	43
9	Pantry, Inc. (The)*	138
670	PepsiCo, Inc.	42,136
768	Philip Morris International, Inc.	33,884
14	Prestige Brands Holdings, Inc.*	108
7	Pricesmart, Inc.	168
1,209	Procter & Gamble Co. (The)	73,858
23	Ralcorp Holdings, Inc.*	1,382
8	Revlon, Inc., Class A*	111
70	Reynolds American, Inc.	3,650
242	Rite Aid Corp.*	278
18	Ruddick Corp.	594
161	Safeway, Inc.	3,565
10	Sanderson Farms, Inc.	549
288	Sara Lee Corp.	4,081
5	Schiff Nutrition International, Inc.	35
4	Seneca Foods Corp., Class A*	118
26	Smart Balance, Inc.*	155
58	Smithfield Foods, Inc.*	1,000
9	Spartan Stores, Inc.	137
37	Star Scientific, Inc.*	57
88	SUPERVALU, Inc.	1,185
3	Susser Holdings Corp.*	30
7	Synutra International, Inc.*	138
245	Sysco Corp.	7,303
10	Tootsie Roll Industries, Inc.	250
14	TreeHouse Foods, Inc.*	645
125	Tyson Foods, Inc., Class A	2,198
18	United Natural Foods, Inc.*	559
10	Universal Corp.	409
3	USANA Health Sciences, Inc.*	112
16	Vector Group Ltd.	251
3	Village Super Market, Inc., Class A	81
411	Walgreen Co.	13,168
917	Wal-Mart Stores, Inc.	46,364
7	WD-40 Co.	228
5	Weis Markets, Inc.	169
55	Whole Foods Market, Inc.*	2,224
23	Winn-Dixie Stores, Inc.*	258
10	Zhongpin, Inc.*	122
		492,162
	Energy - 8.7%

24	Allis-Chalmers Energy, Inc.*	69
3	Alon USA Energy, Inc.	20
50	Alpha Natural Resources, Inc.*	1,918
207	Anadarko Petroleum Corp.	10,832
139	Apache Corp.	12,446
4	Apco Oil and Gas International, Inc.	113
5	Approach Resources, Inc.*	36
67	Arch Coal, Inc.	1,444
16	Arena Resources, Inc.*	526
28	Atlas Energy, Inc.*	865
16	ATP Oil & Gas Corp.*	170
23	Atwood Oceanics, Inc.*	624
177	Baker Hughes, Inc.	6,751
9	Basic Energy Services, Inc.*	73
21	Berry Petroleum Co., Class A	646
16	Bill Barrett Corp.*	521
4	Bolt Technology Corp.*	35
32	Boots & Coots, Inc.*	94
38	BPZ Resources, Inc.*	195
48	Brigham Exploration Co.*	825
15	Bristow Group, Inc.*	488
10	Bronco Drilling Co., Inc.*	37
43	Cabot Oil & Gas Corp.	1,492
19	Cal Dive International, Inc.*	105
100	Cameron International Corp.*	3,620
8	CARBO Ceramics, Inc.	518
13	Carrizo Oil & Gas, Inc.*	231
23	Cheniere Energy, Inc.*	65
260	Chesapeake Energy Corp.	5,808
831	Chevron Corp.	61,386
35	Cimarex Energy Co.	2,572
2	Clayton Williams Energy, Inc.*	91
15	Clean Energy Fuels Corp.*	224
13	Cloud Peak Energy, Inc.*	192
29	Cobalt International Energy, Inc.*	203
24	Complete Production Services, Inc.*	312
19	Comstock Resources, Inc.*	567
34	Concho Resources, Inc.*	1,770
614	ConocoPhillips	31,842
94	CONSOL Energy, Inc.	3,429
5	Contango Oil & Gas Co.*	251
13	Continental Resources, Inc.*	613
3	CREDO Petroleum Corp.*	26
17	Crosstex Energy, Inc.*	115
11	Cubic Energy, Inc.*	10
10	CVR Energy, Inc.*	76
3	Dawson Geophysical Co.*	67
5	Delek U.S. Holdings, Inc.	33
74	Delta Petroleum Corp.*	87
165	Denbury Resources, Inc.*	2,714
184	Devon Energy Corp.	11,748
21	DHT Holdings, Inc.	87
29	Diamond Offshore Drilling, Inc.	1,830
34	Dresser-Rand Group, Inc.*	1,082
12	Dril-Quip, Inc.*	585
291	El Paso Corp.	3,300
58	Endeavour International Corp.*	79
8	ENGlobal Corp.*	21
104	EOG Resources, Inc.	10,903
54	Evergreen Energy, Inc.*	10
58	EXCO Resources, Inc.	1,001
26	Exterran Holdings, Inc.*	663
2,023	Exxon Mobil Corp.	122,311
51	FMC Technologies, Inc.*	2,966
46	Forest Oil Corp.*	1,225
43	Frontier Oil Corp.	598
21	Frontline Ltd.	691
18	FX Energy, Inc.*	65
20	General Maritime Corp.	138
4	Geokinetics, Inc.*	21
4	Georesources, Inc.*	57
41	Global Industries Ltd.*	214
13	GMX Resources, Inc.*	89
13	Golar LNG Ltd.*	149
10	Goodrich Petroleum Corp.*	122
84	Gran Tierra Energy, Inc.*	444
5	Green Plains Renewable Energy, Inc.*	56
5	Gulf Island Fabrication, Inc.	91
9	GulfMark Offshore, Inc., Class A*	235
11	Gulfport Energy Corp.*	144
372	Halliburton Co.	9,237
14	Harvest Natural Resources, Inc.*	106

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
43	Helix Energy Solutions Group, Inc.*	$468
44	Helmerich & Payne, Inc.	1,658
48	Hercules Offshore, Inc.*	150
120	Hess Corp.	6,384
19	Holly Corp.	492
10	Hornbeck Offshore Services, Inc.*	153
49	International Coal Group, Inc.*	212
57	ION Geophysical Corp.*	310
11	James River Coal Co.*	176
51	Key Energy Services, Inc.*	488
7	Knightsbridge Tankers Ltd.	121
6	Lufkin Industries, Inc.	478
293	Marathon Oil Corp.	9,109
42	Mariner Energy, Inc.*	898
43	Massey Energy Co.	1,424
11	Matrix Service Co.*	108
34	McMoRan Exploration Co.*	366
79	Murphy Oil Corp.	4,217
117	Nabors Industries Ltd.*	2,227
173	National Oilwell Varco, Inc.	6,597
5	Natural Gas Services Group, Inc.*	80
55	Newfield Exploration Co.*	2,863
37	Newpark Resources, Inc.*	238
72	Noble Energy, Inc.	4,283
19	Nordic American Tanker Shipping	540
17	Northern Oil and Gas, Inc.*	245
336	Occidental Petroleum Corp.	27,723
23	Oceaneering International, Inc.*	1,064
21	Oil States International, Inc.*	820
97	Oilsands Quest, Inc.*	70
11	Overseas Shipholding Group, Inc.	426
2	OYO Geospace Corp.*	91
3	Panhandle Oil and Gas, Inc., Class A	75
48	Parker Drilling Co.*	231
31	Patriot Coal Corp.*	517
64	Patterson-UTI Energy, Inc.	898
111	Peabody Energy Corp.	4,325
19	Penn Virginia Corp.	416
125	Petrohawk Energy Corp.*	2,404
8	Petroleum Development Corp.*	165
21	Petroquest Energy, Inc.*	132
5	PHI, Inc. (Non-Voting)*	88
19	Pioneer Drilling Co.*	113
47	Pioneer Natural Resources Co.	2,994
58	Plains Exploration & Production Co.*	1,282
72	Pride International, Inc.*	1,783
49	Quicksilver Resources, Inc.*	598
65	Range Resources Corp.	2,922
12	Rex Energy Corp.*	125
3	Rex Stores Corp.*	54
22	Rosetta Resources, Inc.*	482
47	Rowan Cos., Inc.*	1,164
12	RPC, Inc.	135
58	SandRidge Energy, Inc.*	374
496	Schlumberger Ltd.	27,850
9	SEACOR Holdings, Inc.*	657
5	Seahawk Drilling, Inc.*	60
18	Ship Finance International Ltd.	325
103	Smith International, Inc.	3,869
46	Southern Union Co.	1,001
142	Southwestern Energy Co.*	5,341
267	Spectra Energy Corp.	5,343
26	St. Mary Land & Exploration Co.	1,124
17	Stone Energy Corp.*	228
32	Sulphco, Inc.*	10
48	Sunoco, Inc.	1,434
32	Superior Energy Services, Inc.*	696
7	Superior Well Services, Inc.*	106
16	Swift Energy Co.*	442
26	Syntroleum Corp.*	53
5	T-3 Energy Services, Inc.*	133
17	Teekay Corp.	429
7	Teekay Tankers Ltd., Class A	77
57	Tesoro Corp.	667
31	Tetra Technologies, Inc.*	312
6	TGC Industries, Inc.*	21
21	Tidewater, Inc.	878
10	Toreador Resources Corp.*	70
5	Union Drilling, Inc.*	27
17	Unit Corp.*	695
22	Uranerz Energy Corp.*	34
23	Uranium Energy Corp.*	59
47	USEC, Inc.*	248
24	Vaalco Energy, Inc.*	128
233	Valero Energy Corp.	4,352
32	Vantage Drilling Co.*	51
7	Venoco, Inc.*	101
14	W&T Offshore, Inc.	136
29	Warren Resources, Inc.*	88
17	Western Refining, Inc.*	89
4	Westmoreland Coal Co.*	41
21	Whiting Petroleum Corp.*	1,758
16	Willbros Group, Inc.*	149
241	Williams Cos., Inc. (The)	4,760
24	World Fuel Services Corp.	625
240	XTO Energy, Inc.	10,258
6	Zion Oil & Gas, Inc.*	32
		497,928
	Financials - 14.0%

6	1st Source Corp.	115
9	Abington Bancorp, Inc.	80
16	Acadia Realty Trust (REIT)	286
19	Advance America Cash Advance Centers, Inc.	92
18	Affiliated Managers Group, Inc.*	1,290
194	Aflac, Inc.	8,594
4	Agree Realty Corp. (REIT)	95
1	Alexander’s, Inc. (REIT)	324
18	Alexandria Real Estate Equities, Inc. (REIT)	1,180
2	Alleghany Corp.*	584
2	Alliance Financial Corp./NY	56
21	Allied World Assurance Co. Holdings Ltd.	943
222	Allstate Corp. (The)	6,800
19	Alterra Capital Holdings Ltd.	355
70	AMB Property Corp. (REIT)	1,815
119	Ambac Financial Group, Inc.*	143
22	American Campus Communities, Inc. (REIT)	589
9	American Capital Agency Corp. (REIT)	236
141	American Capital Ltd.*	752
24	American Equity Investment Life Holding Co.	226
421	American Express Co.	16,785
36	American Financial Group, Inc./OH	1,004
50	American International Group, Inc.*	1,769
3	American National Bankshares, Inc.	60
7	American National Insurance Co.	730
3	American Physicians Capital, Inc.	93
3	American Physicians Service Group, Inc.	71
1	American Realty Investors, Inc.*	9

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	American Safety Insurance Holdings Ltd.*	$64
37	AmeriCredit Corp.*	800
106	Ameriprise Financial, Inc.	4,218
10	Ameris Bancorp	113
8	Amerisafe, Inc.*	135
3	Ames National Corp.	56
9	Amtrust Financial Services, Inc.	119
226	Annaly Capital Management, Inc. (REIT)	3,833
47	Anworth Mortgage Asset Corp. (REIT)	319
115	AON Corp.	4,539
49	Apartment Investment & Management Co., Class A (REIT)	1,011
4	Apollo Commercial Real Estate Finance, Inc. (REIT)	68
73	Apollo Investment Corp.	761
19	Arch Capital Group Ltd.*	1,397
78	Ares Capital Corp.	1,056
13	Argo Group International Holdings Ltd.	393
4	Arrow Financial Corp.	102
42	Arthur J. Gallagher & Co.	1,037
11	Artio Global Investors, Inc.	203
19	Ashford Hospitality Trust, Inc. (REIT)*	151
32	Aspen Insurance Holdings Ltd.	808
6	Asset Acceptance Capital Corp.*	35
72	Associated Banc-Corp	967
12	Associated Estates Realty Corp. (REIT)	165
46	Assurant, Inc.	1,596
51	Assured Guaranty Ltd.	857
35	Astoria Financial Corp.	521
1	Auburn National Bancorp., Inc.	20
33	AvalonBay Communities, Inc. (REIT)	3,236
3	Avatar Holdings, Inc.*	62
55	Axis Capital Holdings Ltd.	1,672
3	Baldwin & Lyons, Inc., Class B	68
3	Bancfirst Corp.	119
11	Banco Latinoamericano de Comercio Exterior S.A., Class E	142
2	Bancorp Rhode Island, Inc.	57
8	Bancorp, Inc. (The)/DE*	64
35	BancorpSouth, Inc.	679
19	Bank Mutual Corp.	122
4,124	Bank of America Corp.	64,912
20	Bank of Hawaii Corp.	961
1	Bank of Kentucky Financial Corp.	16
2	Bank of Marin Bancorp	62
496	Bank of New York Mellon Corp. (The)	13,491
5	Bank of the Ozarks, Inc.	176
9	BankFinancial Corp.	77
8	Banner Corp.	34
2	Bar Harbor Bankshares	53
285	BB&T Corp.	8,618
14	Beneficial Mutual Bancorp, Inc.*	144
6	Berkshire Hills Bancorp, Inc.	109
19	BGC Partners, Inc., Class A	118
47	BioMed Realty Trust, Inc. (REIT)	799
5	BlackRock Kelso Capital Corp.	52
13	BlackRock, Inc.	2,182
8	BOK Financial Corp.	404
28	Boston Private Financial Holdings, Inc.	205
57	Boston Properties, Inc. (REIT)	4,371
53	Brandywine Realty Trust (REIT)	614
26	BRE Properties, Inc. (REIT)	1,062
3	Bridge Bancorp, Inc.	67
24	Brookline Bancorp, Inc.	239
1	Brooklyn Federal Bancorp, Inc.	6
48	Brown & Brown, Inc.	941
4	Bryn Mawr Bank Corp.	70
8	Calamos Asset Management, Inc., Class A	88
1	California First National Bancorp	13
3	Camden National Corp.	94
28	Camden Property Trust (REIT)	1,278
5	Cape Bancorp, Inc.*	36
5	Capital City Bank Group, Inc.	75
187	Capital One Financial Corp.	7,723
1	Capital Southwest Corp.	92
102	CapitalSource, Inc.	463
8	Capitol Federal Financial	256
24	CapLease, Inc. (REIT)	123
29	Capstead Mortgage Corp. (REIT)	331
12	Cardinal Financial Corp.	126
6	Cardtronics, Inc.*	78
12	Cash America International, Inc.	443
33	Cathay General Bancorp	364
110	CB Richard Ellis Group, Inc., Class A*	1,741
57	CBL & Associates Properties, Inc. (REIT)	815
20	Cedar Shopping Centers, Inc. (REIT)	137
5	Center Bancorp, Inc.	37
8	Centerstate Banks, Inc.	93
13	Central Pacific Financial Corp.*	31
1	Century Bancorp, Inc./MA, Class A	20
394	Charles Schwab Corp. (The)	6,438
10	Chemical Financial Corp.	242
3	Chesapeake Lodging Trust (REIT)*	53
1	Cheviot Financial Corp.	8
3	Chicopee Bancorp, Inc.*	35
313	Chimera Investment Corp. (REIT)	1,233
11	China Housing & Land Development, Inc.*	32
138	Chubb Corp.	6,933
60	Cincinnati Financial Corp.	1,631
7,840	Citigroup, Inc.*	31,046
5	Citizens & Northern Corp.	63
2	Citizens Holding Co.	41
164	Citizens Republic Bancorp, Inc.*	180
14	Citizens, Inc./TX*	95
7	City Holding Co.	225
18	City National Corp./CA	1,038
4	Clifton Savings Bancorp, Inc.	35
28	CME Group, Inc.	8,866
11	CNA Financial Corp.*	287
7	CNA Surety Corp.*	115
4	CNB Financial Corp./PA	57
104	CNO Financial Group, Inc.*	583
12	CoBiz Financial, Inc.	80
14	Cogdell Spencer, Inc. (REIT)	94
7	Cohen & Steers, Inc.	169
29	Colonial Properties Trust (REIT)	437
6	Colony Financial, Inc. (REIT)	109
16	Columbia Banking System, Inc.	357
73	Comerica, Inc.	2,781
26	Commerce Bancshares, Inc./MO	966
14	Community Bank System, Inc.	320
6	Community Trust Bancorp, Inc.	161
13	Compass Diversified Holdings	188
7	CompuCredit Holdings Corp.	32
2	Consolidated-Tomoka Land Co.	60
24	Corporate Office Properties Trust (REIT)	910
31	Cousins Properties, Inc. (REIT)	239
9	Cowen Group, Inc., Class A*	43

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9	Crawford & Co., Class B*	$30
2	Credit Acceptance Corp.*	95
6	CreXus Investment Corp. (REIT)	78
21	Cullen/Frost Bankers, Inc.	1,152
35	CVB Financial Corp.	348
7	Cypress Sharpridge Investments, Inc. (REIT)	92
9	Danvers Bancorp, Inc.	142
85	DCT Industrial Trust, Inc. (REIT)	411
19	Delphi Financial Group, Inc., Class A	493
85	Developers Diversified Realty Corp. (REIT)	972
1	Diamond Hill Investment Group, Inc.	66
54	DiamondRock Hospitality Co. (REIT)*	494
32	Digital Realty Trust, Inc. (REIT)	1,821
11	Dime Community Bancshares	140
222	Discover Financial Services	2,986
10	Dollar Financial Corp.*	202
5	Donegal Group, Inc., Class A	65
3	Doral Financial Corp.*	10
50	Douglas Emmett, Inc. (REIT)	774
7	Duff & Phelps Corp., Class A	94
93	Duke Realty Corp. (REIT)	1,105
16	DuPont Fabros Technology, Inc. (REIT)	409
5	Dynex Capital, Inc. (REIT)	47
770	E*Trade Financial Corp.*	1,140
6	Eagle Bancorp, Inc.*	78
61	East West Bancorp, Inc.	1,037
3	Eastern Insurance Holdings, Inc.	33
11	EastGroup Properties, Inc. (REIT)	407
48	Eaton Vance Corp.	1,435
24	Education Realty Trust, Inc. (REIT)	153
10	eHealth, Inc.*	132
2	EMC Insurance Group, Inc.	45
18	Employers Holdings, Inc.	287
6	Encore Capital Group, Inc.*	125
19	Endurance Specialty Holdings Ltd.	705
3	Enstar Group Ltd.*	188
2	Enterprise Bancorp, Inc./MA	22
5	Enterprise Financial Services Corp.	50
19	Entertainment Properties Trust (REIT)	778
5	Epoch Holding Corp.	59
10	Equity Lifestyle Properties, Inc. (REIT)	518
14	Equity One, Inc. (REIT)	240
114	Equity Residential (REIT)	5,145
12	Erie Indemnity Co., Class A	550
4	ESB Financial Corp.	54
6	ESSA Bancorp, Inc.	75
12	Essex Property Trust, Inc. (REIT)	1,263
6	Evercore Partners, Inc., Class A	196
26	Everest Re Group Ltd.	1,890
36	Extra Space Storage, Inc. (REIT)	541
19	EZCORP, Inc., Class A*	348
3	Farmers Capital Bank Corp.	20
5	FBL Financial Group, Inc., Class A	122
8	FBR Capital Markets Corp.*	32
25	Federal Realty Investment Trust (REIT)	1,842
37	Federated Investors, Inc., Class B	822
27	FelCor Lodging Trust, Inc. (REIT)*	183
97	Fidelity National Financial, Inc., Class A	1,399
16	Fifth Street Finance Corp.	183
330	Fifth Third Bancorp	4,287
4	Financial Institutions, Inc.	76
7	First Acceptance Corp.*	13
41	First American Corp.	1,395
4	First Bancorp, Inc./ME	59
33	First BanCorp./Puerto Rico	44
6	First Bancorp/NC	97
20	First Busey Corp.	94
6	First California Financial Group, Inc.*	18
10	First Cash Financial Services, Inc.*	210
3	First Citizens BancShares, Inc./NC, Class A	600
35	First Commonwealth Financial Corp.	183
6	First Community Bancshares, Inc./VA	96
3	First Defiance Financial Corp.	33
24	First Financial Bancorp	381
9	First Financial Bankshares, Inc.	452
5	First Financial Corp./IN	142
7	First Financial Holdings, Inc.	98
7	First Financial Northwest, Inc.	34
2	First Financial Service Corp.	15
93	First Horizon National Corp.*	1,158
23	First Industrial Realty Trust, Inc. (REIT)*	154
26	First Marblehead Corp. (The)*	73
11	First Merchants Corp.	95
6	First Mercury Financial Corp.	74
31	First Midwest Bancorp, Inc./IL	430
86	First Niagara Financial Group, Inc.	1,136
2	First of Long Island Corp. (The)	51
16	First Potomac Realty Trust (REIT)	235
3	First South Bancorp, Inc./NC	41
45	FirstMerit Corp.	839
7	Flagstar Bancorp, Inc.*	34
15	Flagstone Reinsurance Holdings S.A.	177
12	Flushing Financial Corp.	163
47	FNB Corp./PA	385
45	Forest City Enterprises, Inc., Class A*	597
15	Forestar Group, Inc.*	275
2	Fox Chase Bancorp, Inc.*	22
4	FPIC Insurance Group, Inc.*	109
62	Franklin Resources, Inc.	6,082
28	Franklin Street Properties Corp. (REIT)	346
82	Fulton Financial Corp.	816
3	GAMCO Investors, Inc., Class A	119
203	Genworth Financial, Inc., Class A*	3,165
5	German American Bancorp, Inc.	80
9	Getty Realty Corp. (REIT)	201
27	GFI Group, Inc.	163
30	Glacier Bancorp, Inc.	476
9	Gladstone Capital Corp.	101
4	Gladstone Commercial Corp. (REIT)	65
9	Gladstone Investment Corp.	48
23	Gleacher & Co., Inc.*	91
79	GLG Partners, Inc.*	337
26	Glimcher Realty Trust (REIT)	181
209	Goldman Sachs Group, Inc. (The)	30,150
7	Government Properties Income Trust (REIT)	186
18	Gramercy Capital Corp./NY (REIT)*	29
4	Great Southern Bancorp, Inc.	99
8	Greenhill & Co., Inc.	554
12	Greenlight Capital Re Ltd., Class A*	291
22	Guaranty Bancorp*	33
4	Hallmark Financial Services*	41
8	Hampton Roads Bankshares, Inc.*	16
12	Hancock Holding Co.	459
19	Hanover Insurance Group, Inc. (The)	827
5	Harleysville Group, Inc.	163
13	Harris & Harris Group, Inc.*	55
184	Hartford Financial Services Group, Inc.	4,613
15	Hatteras Financial Corp. (REIT)	416
47	HCC Insurance Holdings, Inc.	1,178

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
122	HCP, Inc. (REIT)	$3,887
50	Health Care REIT, Inc. (REIT)	2,154
26	Healthcare Realty Trust, Inc. (REIT)	596
5	Heartland Financial USA, Inc.	89
15	Hercules Technology Growth Capital, Inc.	132
4	Heritage Financial Corp./WA*	60
1	Heritage Financial Group	12
50	Hersha Hospitality Trust (REIT)	241
29	Highwoods Properties, Inc. (REIT)	854
16	Hilltop Holdings, Inc.*	170
4	Home Bancorp, Inc.*	55
9	Home Bancshares, Inc./AR	205
7	Home Federal Bancorp, Inc./ID	107
14	Home Properties, Inc. (REIT)	681
16	Horace Mann Educators Corp.	246
51	Hospitality Properties Trust (REIT)	1,148
271	Host Hotels & Resorts, Inc. (REIT)	3,864
107	HRPT Properties Trust (REIT)*	718
194	Hudson City Bancorp, Inc.	2,446
296	Huntington Bancshares, Inc./OH	1,823
11	Iberiabank Corp.	604
3	Independence Holding Co.	22
9	Independent Bank Corp./MA	218
6	Infinity Property & Casualty Corp.	281
29	Inland Real Estate Corp. (REIT)	242
17	Interactive Brokers Group, Inc., Class A*	285
30	IntercontinentalExchange, Inc.*	3,484
5	International Assets Holding Corp.*	82
22	International Bancshares Corp.	434
182	Invesco Ltd.	3,378
11	Invesco Mortgage Capital, Inc. (REIT)	226
18	Investment Technology Group, Inc.*	303
19	Investors Bancorp, Inc.*	260
30	Investors Real Estate Trust (REIT)	262
39	iStar Financial, Inc. (REIT)*	237
76	Janus Capital Group, Inc.	810
48	Jefferies Group, Inc.	1,120
6	JMP Group, Inc.	42
17	Jones Lang LaSalle, Inc.	1,269
1,647	JPMorgan Chase & Co.	65,188
2	Kansas City Life Insurance Co.	61
4	Kayne Anderson Energy Development Co.	58
14	KBW, Inc.*	351
8	Kearny Financial Corp.	70
1	Kentucky First Federal Bancorp	10
364	KeyCorp	2,919
2	K-Fed Bancorp	20
22	Kilroy Realty Corp. (REIT)	724
168	Kimco Realty Corp. (REIT)	2,402
19	Kite Realty Group Trust (REIT)	93
39	Knight Capital Group, Inc., Class A*	570
8	Kohlberg Capital Corp.	39
18	LaBranche & Co., Inc.*	77
8	Lakeland Bancorp, Inc.	80
7	Lakeland Financial Corp.	141
29	LaSalle Hotel Properties (REIT)	653
32	Lazard Ltd., Class A	1,009
3	Legacy Bancorp, Inc.	26
66	Legg Mason, Inc.	1,962
78	Leucadia National Corp.*	1,710
44	Lexington Realty Trust (REIT)	273
46	Liberty Property Trust (REIT)	1,417
3	Life Partners Holdings, Inc.	61
125	Lincoln National Corp.	3,308
136	Loews Corp.	4,421
10	LTC Properties, Inc. (REIT)	257
32	M&T Bank Corp.	2,536
53	Macerich Co. (The) (REIT)	2,192
32	Mack-Cali Realty Corp. (REIT)	1,055
21	Maiden Holdings Ltd.	146
4	Main Street Capital Corp.	58
8	MainSource Financial Group, Inc.	66
4	Markel Corp.*	1,382
13	MarketAxess Holdings, Inc.	192
217	Marsh & McLennan Cos., Inc.	4,733
218	Marshall & Ilsley Corp.	1,777
22	MB Financial, Inc.	481
55	MBIA, Inc.*	410
27	MCG Capital Corp.	147
22	Meadowbrook Insurance Group, Inc.	191
6	Medallion Financial Corp.	44
46	Medical Properties Trust, Inc. (REIT)	439
2	Mercer Insurance Group, Inc.	34
2	Merchants Bancshares, Inc.	46
11	Mercury General Corp.	475
4	Meridian Interstate Bancorp, Inc.*	46
239	MetLife, Inc.	9,677
4	Metro Bancorp, Inc.*	52
40	MF Global Holdings Ltd.*	308
116	MFA Financial, Inc. (REIT)	850
83	MGIC Investment Corp.*	777
12	Mid-America Apartment Communities, Inc. (REIT)	656
3	MidSouth Bancorp, Inc.	46
7	Mission West Properties, Inc. (REIT)	47
11	Monmouth Real Estate Investment Corp., Class A (REIT)	80
29	Montpelier Re Holdings Ltd.	453
78	Moody’s Corp.	1,599
564	Morgan Stanley	15,290
42	MSCI, Inc., Class A*	1,245
9	MVC Capital, Inc.	116
14	Nara Bancorp, Inc.*	107
1	NASB Financial, Inc.	17
56	NASDAQ OMX Group, Inc. (The)*	1,041
3	National Bankshares, Inc.	74
17	National Financial Partners Corp.*	237
11	National Health Investors, Inc. (REIT)	453
3	National Interstate Corp.	62
52	National Penn Bancshares, Inc.	363
33	National Retail Properties, Inc. (REIT)	725
1	National Western Life Insurance Co., Class A	167
50	Nationwide Health Properties, Inc. (REIT)	1,775
5	Navigators Group, Inc. (The)*	205
14	NBT Bancorp, Inc.	307
8	Nelnet, Inc., Class A	159
175	New York Community Bancorp, Inc.	2,809
44	NewAlliance Bancshares, Inc.	518
11	NewStar Financial, Inc.*	76
9	NGP Capital Resources Co.	66
2	Northeast Community Bancorp, Inc.	12
100	Northern Trust Corp.	5,081
8	Northfield Bancorp, Inc.	116
3	Northrim BanCorp, Inc.	52
28	NorthStar Realty Finance Corp. (REIT)	88
16	Northwest Bancshares, Inc.	186
1	Norwood Financial Corp.	26
2	NYMAGIC, Inc.	41
108	NYSE Euronext	3,096

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	OceanFirst Financial Corp.	$61
24	Ocwen Financial Corp.*	292
2	Ohio Valley Banc Corp.	41
36	Old National Bancorp/IN	413
1	Old Point Financial Corp.	13
100	Old Republic International Corp.	1,386
4	Old Second Bancorp, Inc.	16
37	Omega Healthcare Investors, Inc. (REIT)	735
5	OmniAmerican Bancorp, Inc.*	58
10	OneBeacon Insurance Group Ltd., Class A	145
4	Oppenheimer Holdings Inc., Class A	112
18	optionsXpress Holdings, Inc.*	289
14	Oriental Financial Group, Inc.	192
4	Oritani Financial Corp.	58
3	Orrstown Financial Services, Inc.	73
19	Pacific Capital Bancorp N.A.*	31
8	Pacific Continental Corp.	89
11	PacWest Bancorp	229
5	Park National Corp.	323
9	Parkway Properties, Inc./MD (REIT)	152
32	PartnerRe Ltd.	2,334
4	Peapack Gladstone Financial Corp.	53
8	Pebblebrook Hotel Trust (REIT)*	164
13	PennantPark Investment Corp.	130
2	Penns Woods Bancorp, Inc.	59
20	Pennsylvania Real Estate Investment Trust (REIT)	276
6	PennyMac Mortgage Investment Trust (REIT)*	101
8	Penson Worldwide, Inc.*	54
4	Peoples Bancorp, Inc./OH	61
2	Peoples Financial Corp./MS	27
154	People’s United Financial, Inc.	2,151
23	PHH Corp.*	507
48	Phoenix Cos, Inc. (The)*	135
9	Pico Holdings, Inc.*	300
21	Piedmont Office Realty Trust, Inc., Class A (REIT)	399
14	Pinnacle Financial Partners, Inc.*	191
8	Piper Jaffray Cos.*	265
19	Platinum Underwriters Holdings Ltd.	699
68	Plum Creek Timber Co., Inc. (REIT)	2,381
13	PMA Capital Corp., Class A*	88
59	PMI Group, Inc. (The)*	277
214	PNC Financial Services Group, Inc.	13,428
265	Popular, Inc.*	803
1	Porter Bancorp, Inc.	16
7	Portfolio Recovery Associates, Inc.*	479
20	Post Properties, Inc. (REIT)	502
16	Potlatch Corp. (REIT)	557
39	PremierWest Bancorp*	26
9	Presidential Life Corp.	94
7	Primus Guaranty Ltd.*	27
129	Principal Financial Group, Inc.	3,508
22	PrivateBancorp, Inc.	291
14	ProAssurance Corp.*	824
282	Progressive Corp. (The)	5,524
196	ProLogis (REIT)	2,230
28	Prospect Capital Corp.	289
19	Prosperity Bancshares, Inc.	685
35	Protective Life Corp.	753
25	Provident Financial Services, Inc.	309
14	Provident New York Bancorp	127
2	Prudential Bancorp, Inc. of Pennsylvania	13
191	Prudential Financial, Inc.	11,023
7	PS Business Parks, Inc. (REIT)	377
56	Public Storage (REIT)	5,191
3	Pzena Investment Management, Inc., Class A	21
1	QC Holdings, Inc.	4
55	Radian Group, Inc.	565
33	RAIT Financial Trust (REIT)*	83
13	Ramco-Gershenson Properties Trust (REIT)	141
41	Raymond James Financial, Inc.	1,159
33	Rayonier, Inc. (REIT)	1,481
43	Realty Income Corp. (REIT)	1,339
32	Redwood Trust, Inc. (REIT)	486
34	Regency Centers Corp. (REIT)	1,250
479	Regions Financial Corp.	3,655
30	Reinsurance Group of America, Inc.	1,409
24	RenaissanceRe Holdings Ltd.	1,297
9	Renasant Corp.	129
4	Republic Bancorp, Inc./KY, Class A	93
3	Republic First Bancorp, Inc.*	9
5	Resource America, Inc., Class A	20
14	Resource Capital Corp. (REIT)	79
3	Rewards Network, Inc.	32
9	Riskmetrics Group, Inc.*	195
8	RLI Corp.	441
3	Rockville Financial, Inc.	36
3	Roma Financial Corp.	35
10	S&T Bancorp, Inc.	216
5	S. Y. Bancorp, Inc.	117
8	Safeguard Scientifics, Inc.*	90
5	Safety Insurance Group, Inc.	181
8	Sanders Morris Harris Group, Inc.	43
10	Sandy Spring Bancorp, Inc.	155
2	Santander BanCorp*	22
3	Saul Centers, Inc. (REIT)	115
5	SCBT Financial Corp.	179
9	SeaBright Holdings, Inc.	93
50	SEI Investments Co.	1,054
22	Selective Insurance Group, Inc.	343
53	Senior Housing Properties Trust (REIT)	1,105
3	Shore Bancshares, Inc.	38
4	Sierra Bancorp	50
17	Signature Bank/NY*	643
7	Simmons First National Corp., Class A	185
100	Simon Property Group, Inc. (REIT)	8,503
32	SL Green Realty Corp. (REIT)	1,993
194	SLM Corp.*	2,155
6	Smithtown Bancorp, Inc.	16
2	Solar Capital Ltd.	43
89	South Financial Group, Inc. (The)	24
6	Southside Bancshares, Inc.	127
8	Southwest Bancorp, Inc./OK	124
11	Sovran Self Storage, Inc. (REIT)	396
38	St. Joe Co. (The)*	1,051
20	StanCorp Financial Group, Inc.	856
19	Starwood Property Trust, Inc. (REIT)	346
6	State Auto Financial Corp.	108
7	State Bancorp, Inc./NY	64
205	State Street Corp.	7,825
9	StellarOne Corp.	124
11	Sterling Bancorp/NY	105
43	Sterling Bancshares, Inc./TX	230
22	Sterling Financial Corp./WA*	19
7	Stewart Information Services Corp.	74
12	Stifel Financial Corp.*	608
63	Strategic Hotels & Resorts, Inc. (REIT)*	309
2	Student Loan Corp. (The)	59

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Suffolk Bancorp	$126
6	Sun Bancorp, Inc./NJ*	29
7	Sun Communities, Inc. (REIT)	207
41	Sunstone Hotel Investors, Inc. (REIT)*	452
207	SunTrust Banks, Inc.	5,579
54	Susquehanna Bancshares, Inc.	474
17	SVB Financial Group*	763
12	SWS Group, Inc.	120
14	Symetra Financial Corp.	185
256	Synovus Financial Corp.	758
106	T. Rowe Price Group, Inc.	5,249
17	Tanger Factory Outlet Centers (REIT)	708
22	Taubman Centers, Inc. (REIT)	891
59	TCF Financial Corp.	952
108	TD Ameritrade Holding Corp.*	1,915
5	Tejon Ranch Co.*	122
4	Terreno Realty Corp. (REIT)*	72
5	Territorial Bancorp, Inc.	99
15	Texas Capital Bancshares, Inc.*	274
34	TFS Financial Corp.	450
9	Thomas Weisel Partners Group, Inc.*	62
11	TICC Capital Corp.	91
4	Tompkins Financial Corp.	159
34	Torchmark Corp.	1,752
2	Tower Bancorp, Inc.	47
18	Tower Group, Inc.	394
10	TowneBank/VA	146
14	TradeStation Group, Inc.*	100
11	Transatlantic Holdings, Inc.	517
1	Transcontinental Realty Investors, Inc.*	9
213	Travelers Cos., Inc. (The)	10,537
3	Tree.com, Inc.*	21
4	Triangle Capital Corp.	56
6	Trico Bancshares	110
32	TrustCo Bank Corp NY	199
26	Trustmark Corp.	582
787	U.S. Bancorp	18,856
5	U.S. Global Investors, Inc., Class A	35
67	UDR, Inc. (REIT)	1,362
13	UMB Financial Corp.	506
4	UMH Properties, Inc. (REIT)	36
47	Umpqua Holdings Corp.	590
11	Union First Market Bankshares Corp.	171
15	United America Indemnity Ltd., Class A*	119
16	United Bankshares, Inc.	431
34	United Community Banks, Inc./GA*	158
7	United Financial Bancorp, Inc.	95
9	United Fire & Casualty Co.	192
2	United Security Bancshares, Inc./AL	28
17	Unitrin, Inc.	454
5	Universal Health Realty Income Trust (REIT)	163
5	Universal Insurance Holdings, Inc.	24
7	Univest Corp. of Pennsylvania	135
137	Unum Group	3,165
8	Urstadt Biddle Properties, Inc., Class A (REIT)	134
33	U-Store-It Trust (REIT)	271
37	Validus Holdings Ltd.	909
68	Valley National Bancorp	985
65	Ventas, Inc. (REIT)	3,052
4	ViewPoint Financial Group	64
2	Virtus Investment Partners, Inc.*	46
64	Vornado Realty Trust (REIT)	4,972
56	W. R. Berkley Corp.	1,527
36	Waddell & Reed Financial, Inc., Class A	965
10	Walter Investment Management Corp. (REIT)	163
6	Washington Banking Co.	79
47	Washington Federal, Inc.	812
24	Washington Real Estate Investment Trust (REIT)	705
6	Washington Trust Bancorp, Inc.	109
3	Waterstone Financial, Inc.*	11
28	Webster Financial Corp.	536
43	Weingarten Realty Investors (REIT)	897
2,146	Wells Fargo & Co.	61,569
10	WesBanco, Inc.	188
1	Wesco Financial Corp.	354
6	West Bancorp., Inc.*	48
12	Westamerica Bancorp.	668
19	Western Alliance Bancorp.*	153
12	Westfield Financial, Inc.	102
2	Westwood Holdings Group, Inc.	74
3	White Mountains Insurance Group Ltd.	980
40	Whitney Holding Corp./LA	474
2	Wilber Corp.	13
38	Wilmington Trust Corp.	573
8	Wilshire Bancorp, Inc.	81
6	Winthrop Realty Trust (REIT)	77
12	Wintrust Financial Corp.	428
7	World Acceptance Corp.*	250
3	WSFS Financial Corp.	121
142	XL Capital Ltd., Class A	2,501
7	Yadkin Valley Financial Corp.	31
66	Zions Bancorp.	1,581
		796,807
	Health Care - 10.2%

9	Abaxis, Inc.*	203
641	Abbott Laboratories	30,486
13	Abiomed, Inc.*	127
3	Abraxis Bioscience, Inc.*	133
11	Accelrys, Inc.*	76
16	Accuray, Inc.*	98
16	Acorda Therapeutics, Inc.*	550
3	Acura Pharmaceuticals, Inc.*	10
19	Adolor Corp.*	31
185	Aetna, Inc.	5,395
7	Affymax, Inc.*	154
29	Affymetrix, Inc.*	190
6	AGA Medical Holdings, Inc.*	84
5	Air Methods Corp.*	165
23	Akorn, Inc.*	66
10	Albany Molecular Research, Inc.*	64
36	Alexion Pharmaceuticals, Inc.*	1,801
24	Align Technology, Inc.*	358
39	Alkermes, Inc.*	443
126	Allergan, Inc.	7,584
11	Alliance HealthCare Services, Inc.*	61
19	Allied Healthcare International, Inc.*	51
30	Allos Therapeutics, Inc.*	215
26	Allscripts-Misys Healthcare Solutions, Inc.*	489
3	Almost Family, Inc.*	109
15	Alnylam Pharmaceuticals, Inc.*	237
16	Alphatec Holdings, Inc.*	85
9	AMAG Pharmaceuticals, Inc.*	287
11	Amedisys, Inc.*	547
3	America Service Group, Inc.	55
5	American Caresource Holdings, Inc.*	9
6	American Dental Partners, Inc.*	72

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
31	American Medical Systems Holdings, Inc.*	$699
22	AMERIGROUP Corp.*	790
118	AmerisourceBergen Corp.	3,691
397	Amgen, Inc.*	20,557
8	Amicus Therapeutics, Inc.*	24
14	AMN Healthcare Services, Inc.*	116
13	Amsurg Corp.*	257
58	Amylin Pharmaceuticals, Inc.*	958
5	Analogic Corp.	216
10	Angiodynamics, Inc.*	148
7	Ardea Biosciences, Inc.*	175
42	Arena Pharmaceuticals, Inc.*	129
45	Ariad Pharmaceuticals, Inc.*	173
17	Arqule, Inc.*	104
22	Array Biopharma, Inc.*	84
9	ARYx Therapeutics, Inc.*	5
4	Assisted Living Concepts, Inc., Class A*	133
14	athenahealth, Inc.*	347
1	Atrion Corp.	136
21	ATS Medical, Inc.*	83
19	Auxilium Pharmaceuticals, Inc.*	547
30	AVANIR Pharmaceuticals, Inc., Class A*	72
40	AVI BioPharma, Inc.*	57
251	Baxter International, Inc.	10,600
28	Beckman Coulter, Inc.	1,608
99	Becton, Dickinson and Co.	7,059
10	BioCryst Pharmaceuticals, Inc.*	71
6	Biodel, Inc.*	29
5	BioDelivery Sciences International, Inc.*	15
112	Biogen Idec, Inc.*	5,312
41	BioMarin Pharmaceutical, Inc.*	800
6	BioMimetic Therapeutics, Inc.*	73
8	Bio-Rad Laboratories, Inc., Class A*	749
10	Bio-Reference Labs, Inc.*	229
16	BioScrip, Inc.*	104
2	Biospecifics Technologies Corp.*	48
13	BMP Sunstone Corp.*	65
625	Boston Scientific Corp.*	3,781
7	Bovie Medical Corp.*	26
710	Bristol-Myers Squibb Co.	16,479
18	Brookdale Senior Living, Inc.*	317
20	Bruker Corp.*	255
41	C.R. Bard, Inc.	3,320
10	Cadence Pharmaceuticals, Inc.*	79
12	Cambrex Corp.*	50
5	Cantel Medical Corp.	86
9	Capital Senior Living Corp.*	45
4	Caraco Pharmaceutical Laboratories Ltd.*	21
8	Cardiac Science Corp.*	9
149	Cardinal Health, Inc.	5,139
10	CardioNet, Inc.*	77
4	Cardiovascular Systems, Inc.*	19
27	Cardium Therapeutics, Inc.*	14
75	CareFusion Corp.*	1,906
15	Catalyst Health Solutions, Inc.*	574
34	Celera Corp.*	240
191	Celgene Corp.*	10,077
273	Cell Therapeutics, Inc.*	98
10	Celldex Therapeutics, Inc.*	67
20	Centene Corp.*	456
31	Cephalon, Inc.*	1,825
24	Cepheid, Inc.*	429
28	Cerner Corp.*	2,344
27	Charles River Laboratories International, Inc.*	906
13	Chelsea Therapeutics International, Inc.*	42
9	Chemed Corp.	512
6	Chindex International, Inc.*	65
113	CIGNA Corp.	3,782
13	Clarient, Inc.*	39
6	Clinical Data, Inc.*	99
38	Community Health Systems, Inc.*	1,481
4	Computer Programs & Systems, Inc.	172
13	Conceptus, Inc.*	217
12	Conmed Corp.*	233
12	Continucare Corp.*	46
19	Cooper Cos., Inc. (The)	700
3	Cornerstone Therapeutics, Inc.*	17
3	Corvel Corp.*	106
27	Covance, Inc.*	1,425
62	Coventry Health Care, Inc.*	1,283
13	Cross Country Healthcare, Inc.*	111
12	CryoLife, Inc.*	62
24	Cubist Pharmaceuticals, Inc.*	516
3	Cumberland Pharmaceuticals, Inc.*	21
31	Curis, Inc.*	98
6	Cutera, Inc.*	53
11	Cyberonics, Inc.*	193
4	Cynosure, Inc., Class A*	45
16	Cypress Bioscience, Inc.*	66
18	Cytokinetics, Inc.*	53
12	Cytori Therapeutics, Inc.*	56
43	DaVita, Inc.*	2,727
13	Delcath Systems, Inc.*	202
55	Dendreon Corp.*	2,387
62	DENTSPLY International, Inc.	2,011
21	Depomed, Inc.*	72
23	DexCom, Inc.*	242
7	Dionex Corp.*	551
66	Discovery Laboratories, Inc.*	28
36	Durect Corp.*	91
37	Dyax Corp.*	97
23	Eclipsys Corp.*	441
46	Edwards Lifesciences Corp.*	2,324
420	Eli Lilly & Co.	13,772
11	Emdeon, Inc., Class A*	149
12	Emergency Medical Services Corp., Class A*	643
7	Emergent Biosolutions, Inc.*	110
8	Emeritus Corp.*	162
49	Endo Pharmaceuticals Holdings, Inc.*	1,026
20	Endologix, Inc.*	91
5	Ensign Group, Inc. (The)	91
9	EnteroMedics, Inc.*	3
14	Enzo Biochem, Inc.*	74
25	Enzon Pharmaceuticals, Inc.*	268
18	eResearchTechnology, Inc.*	143
31	ev3, Inc.*	587
3	Exactech, Inc.*	52
44	Exelixis, Inc.*	228
114	Express Scripts, Inc.*	11,468
125	Forest Laboratories, Inc.*	3,235
6	Genomic Health, Inc.*	90
7	Genoptix, Inc.*	187
20	Gen-Probe, Inc.*	879
12	Gentiva Health Services, Inc.*	332
112	Genzyme Corp.*	5,449
40	Geron Corp.*	211
376	Gilead Sciences, Inc.*	13,506

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Greatbatch, Inc.*	$211
8	GTx, Inc.*	16
11	Haemonetics Corp.*	593
28	Halozyme Therapeutics, Inc.*	205
10	Hanger Orthopedic Group, Inc.*	170
15	Hansen Medical, Inc.*	33
10	Harvard Bioscience, Inc.*	36
10	Health Grades, Inc.*	68
102	Health Management Associates, Inc., Class A*	949
43	Health Net, Inc.*	1,060
39	HealthSouth Corp.*	775
20	Healthspring, Inc.*	347
14	Healthways, Inc.*	199
3	HeartWare International, Inc.*	177
51	Hemispherx Biopharma, Inc.*	34
37	Henry Schein, Inc.*	2,087
26	Hill-Rom Holdings, Inc.	725
4	Hi-Tech Pharmacal Co., Inc.*	92
11	HMS Holdings Corp.*	597
106	Hologic, Inc.*	1,579
67	Hospira, Inc.*	3,488
76	Human Genome Sciences, Inc.*	1,882
70	Humana, Inc.*	3,223
5	ICU Medical, Inc.*	159
14	Idenix Pharmaceuticals, Inc.*	55
9	Idera Pharmaceuticals, Inc.*	34
24	IDEXX Laboratories, Inc.*	1,518
51	Illumina, Inc.*	2,144
29	Immucor, Inc.*	570
28	Immunogen, Inc.*	248
27	Immunomedics, Inc.*	94
25	Impax Laboratories, Inc.*	527
36	Incyte Corp.*	464
7	Infinity Pharmaceuticals, Inc.*	49
52	Insmed, Inc.*	42
25	Inspire Pharmaceuticals, Inc.*	142
15	Insulet Corp.*	219
8	Integra LifeSciences Holdings Corp.*	315
18	InterMune, Inc.*	163
16	Intuitive Surgical, Inc.*	5,164
12	Invacare Corp.	287
14	inVentiv Health, Inc.*	350
34	Inverness Medical Innovations, Inc.*	1,184
7	IPC The Hospitalist Co., Inc.*	205
7	IRIS International, Inc.*	73
8	Ironwood Pharmaceuticals, Inc.*	94
39	Isis Pharmaceuticals, Inc.*	359
14	ISTA Pharmaceuticals, Inc.*	39
22	Javelin Pharmaceuticals, Inc.*	37
1,143	Johnson & Johnson	66,637
6	Kendle International, Inc.*	85
3	Kensey Nash Corp.*	69
16	Kindred Healthcare, Inc.*	248
26	Kinetic Concepts, Inc.*	1,076
103	King Pharmaceuticals, Inc.*	893
15	KV Pharmaceutical Co., Class A*	20
45	Laboratory Corp. of America Holdings*	3,402
4	Landauer, Inc.	244
4	Lannett Co., Inc.*	20
7	LCA-Vision, Inc.*	52
66	Lexicon Pharmaceuticals, Inc.*	97
6	LHC Group, Inc.*	185
72	Life Technologies Corp.*	3,604
23	LifePoint Hospitals, Inc.*	816
47	Ligand Pharmaceuticals, Inc., Class B*	72
29	Lincare Holdings, Inc.*	1,358
17	Luminex Corp.*	291
14	Magellan Health Services, Inc.*	570
7	MAKO Surgical Corp.*	92
24	MannKind Corp.*	133
4	MAP Pharmaceuticals, Inc.*	60
14	Martek Biosciences Corp.*	260
21	Masimo Corp.	465
4	Matrixx Initiatives, Inc.*	19
9	Maxygen, Inc.*	56
113	McKesson Corp.	7,910
16	MedAssets, Inc.*	363
6	Medcath Corp.*	55
189	Medco Health Solutions, Inc.*	10,896
6	Medical Action Industries, Inc.*	68
22	Medicines Co. (The)*	185
24	Medicis Pharmaceutical Corp., Class A	557
3	Medidata Solutions, Inc.*	42
12	Medivation, Inc.*	141
19	Mednax, Inc.*	1,074
4	MedQuist, Inc.	33
464	Medtronic, Inc.	18,180
9	MELA Sciences, Inc.*	68
1,264	Merck & Co., Inc.	42,584
16	Merge Healthcare, Inc.*	36
17	Meridian Bioscience, Inc.	297
12	Merit Medical Systems, Inc.*	183
9	Metabolix, Inc.*	131
14	Metropolitan Health Networks, Inc.*	57
14	Mettler-Toledo International, Inc.*	1,603
28	Micromet, Inc.*	171
7	Micrus Endovascular Corp.*	121
23	Millipore Corp.*	2,443
7	Molecular Insight Pharmaceuticals, Inc.*	10
5	Molina Healthcare, Inc.*	138
16	Momenta Pharmaceuticals, Inc.*	212
4	MWI Veterinary Supply, Inc.*	196
126	Mylan, Inc.*	2,449
40	Myriad Genetics, Inc.*	730
10	Myriad Pharmaceuticals, Inc.*	40
19	Nabi Biopharmaceuticals*	104
5	Nanosphere, Inc.*	27
3	National Healthcare Corp.	105
1	National Research Corp.	24
12	Natus Medical, Inc.*	199
38	Nektar Therapeutics*	465
8	Neogen Corp.*	206
20	Neurocrine Biosciences, Inc.*	80
4	NeurogesX, Inc.*	31
8	Nighthawk Radiology Holdings, Inc.*	26
8	NovaMed, Inc.*	30
30	Novavax, Inc.*	72
24	NPS Pharmaceuticals, Inc.*	158
16	NuVasive, Inc.*	628
10	NxStage Medical, Inc.*	140
7	Obagi Medical Products, Inc.*	89
14	Odyssey HealthCare, Inc.*	372
3	Omeros Corp.*	18
49	Omnicare, Inc.	1,230
13	Omnicell, Inc.*	170
2	OncoGenex Pharmaceutical, Inc.*	30
26	Onyx Pharmaceuticals, Inc.*	580
18	Opko Health, Inc.*	36
14	Optimer Pharmaceuticals, Inc.*	149
19	OraSure Technologies, Inc.*	86
11	Orexigen Therapeutics, Inc.*	60
7	Orthofix International N.V.*	223

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
27	Orthovita, Inc.*	$84
24	OSI Pharmaceuticals, Inc.*	1,377
7	Osiris Therapeutics, Inc.*	43
26	Owens & Minor, Inc.	777
17	OXiGENE, Inc.*	14
14	Pain Therapeutics, Inc.*	82
7	Palomar Medical Technologies, Inc.*	75
14	Par Pharmaceutical Cos., Inc.*	389
24	Parexel International Corp.*	535
42	Patterson Cos., Inc.	1,248
50	PDL BioPharma, Inc.	268
48	PerkinElmer, Inc.	1,089
33	Perrigo Co.	1,961
3,343	Pfizer, Inc.	50,914
44	Pharmaceutical Product Development, Inc.	1,181
10	Pharmasset, Inc.*	295
13	PharMerica Corp.*	213
17	Phase Forward, Inc.*	286
12	Poniard Pharmaceuticals, Inc.*	13
11	Pozen, Inc.*	84
11	Progenics Pharmaceuticals, Inc.*	56
15	Protalix BioTherapeutics, Inc.*	91
4	Providence Service Corp. (The)*	66
25	PSS World Medical, Inc.*	573
23	Psychiatric Solutions, Inc.*	745
10	Quality Systems, Inc.	591
64	Quest Diagnostics, Inc.	3,376
24	Questcor Pharmaceuticals, Inc.*	227
11	Quidel Corp.*	129
12	RadNet, Inc.*	36
26	Regeneron Pharmaceuticals, Inc.*	743
10	RehabCare Group, Inc.*	291
13	Repligen Corp.*	46
8	Repros Therapeutics, Inc.*	5
10	Res-Care, Inc.*	112
31	ResMed, Inc.*	1,950
21	Rigel Pharmaceuticals, Inc.*	137
4	Rochester Medical Corp.*	42
7	Rockwell Medical Technologies, Inc.*	39
22	RTI Biologics, Inc.*	78
23	Salix Pharmaceuticals Ltd.*	826
18	Sangamo Biosciences, Inc.*	82
21	Santarus, Inc.*	61
28	Savient Pharmaceuticals, Inc.*	337
15	Sciclone Pharmaceuticals, Inc.*	52
35	Seattle Genetics, Inc.*	463
14	Select Medical Holdings Corp.*	113
25	Sequenom, Inc.*	153
13	SIGA Technologies, Inc.*	90
7	Sirona Dental Systems, Inc.*	248
8	Skilled Healthcare Group, Inc., Class A*	66
5	Somanetics Corp.*	90
6	SonoSite, Inc.*	175
13	Spectranetics Corp.*	77
18	Spectrum Pharmaceuticals, Inc.*	73
135	St. Jude Medical, Inc.*	5,041
49	StemCells, Inc.*	50
13	Stereotaxis, Inc.*	48
24	STERIS Corp.	764
140	Stryker Corp.	7,424
4	Sucampo Pharmaceuticals, Inc., Class A*	15
18	Sun Healthcare Group, Inc.*	164
21	Sunrise Senior Living, Inc.*	90
24	SuperGen, Inc.*	58
6	SurModics, Inc.*	102
15	Symmetry Medical, Inc.*	163
5	Synovis Life Technologies, Inc.*	73
8	Synta Pharmaceuticals Corp.*	25
21	Talecris Biotherapeutics Holdings Corp.*	348
6	Team Health Holdings, Inc.*	77
15	Techne Corp.	908
16	Teleflex, Inc.	897
199	Tenet Healthcare Corp.*	1,138
26	Theravance, Inc.*	330
173	Thermo Fisher Scientific, Inc.*	9,006
23	Thoratec Corp.*	1,009
19	TomoTherapy, Inc.*	60
5	TranS1, Inc.*	16
3	Transcend Services, Inc.*	39
9	Triple-S Management Corp., Class B*	165
5	U.S. Physical Therapy, Inc.*	83
20	United Therapeutics Corp.*	1,024
493	UnitedHealth Group, Inc.	14,331
11	Universal American Corp.*	161
38	Universal Health Services, Inc., Class B	1,610
1	Utah Medical Products, Inc.	26
27	Valeant Pharmaceuticals International*	1,255
11	Vanda Pharmaceuticals, Inc.*	80
52	Varian Medical Systems, Inc.*	2,605
7	Vascular Solutions, Inc.*	78
35	VCA Antech, Inc.*	912
80	Vertex Pharmaceuticals, Inc.*	2,767
19	Vical, Inc.*	63
32	Viropharma, Inc.*	389
3	Virtual Radiologic Corp.*	51
6	Vital Images, Inc.*	82
33	Vivus, Inc.*	418
20	Volcano Corp.*	444
40	Waters Corp.*	2,738
44	Watson Pharmaceuticals, Inc.*	1,943
18	WellCare Health Plans, Inc.*	491
179	WellPoint, Inc.*	9,183
14	West Pharmaceutical Services, Inc.	551
16	Wright Medical Group, Inc.*	263
12	XenoPort, Inc.*	119
2	Young Innovations, Inc.	49
84	Zimmer Holdings, Inc.*	4,698
9	Zoll Medical Corp.*	261
19	Zymogenetics, Inc.*	88
		588,715
	Industrials - 9.6%

7	3D Systems Corp.*	96
288	3M Co.	22,841
9	A. O. Smith Corp.	420
12	A123 Systems, Inc.*	109
5	AAON, Inc.	123
16	AAR Corp.*	315
19	ABM Industries, Inc.	408
14	Acacia Research - Acacia Technologies*	211
23	ACCO Brands Corp.*	162
10	Aceto Corp.	63
28	Actuant Corp., Class A	566
18	Acuity Brands, Inc.	740
9	Administaff, Inc.	217
23	Advanced Battery Technologies, Inc.*	75
6	Advisory Board Co. (The)*	223
41	Aecom Technology Corp.*	1,041
6	Aerovironment, Inc.*	150
38	AGCO Corp.*	1,093
23	Air Transport Services Group, Inc.*	129

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19	Aircastle Ltd.	$187
56	AirTran Holdings, Inc.*	316
3	Alamo Group, Inc.	70
15	Alaska Air Group, Inc.*	700
11	Albany International Corp., Class A	207
17	Alexander & Baldwin, Inc.	547
6	Allegiant Travel Co.	332
14	Alliant Techsystems, Inc.*	963
11	Altra Holdings, Inc.*	137
4	Amerco, Inc.*	219
4	American Commercial Lines, Inc.*	82
4	American Railcar Industries, Inc.	57
15	American Reprographics Co.*	144
4	American Science & Engineering, Inc.	280
18	American Superconductor Corp.*	552
4	American Woodmark Corp.	98
4	Ameron International Corp.	259
45	AMETEK, Inc.	1,827
4	Ampco-Pittsburgh Corp.	93
138	AMR Corp.*	1,058
1	Amrep Corp.*	13
11	APAC Customer Services, Inc.*	71
12	Apogee Enterprises, Inc.	164
18	Applied Industrial Technologies, Inc.	496
5	Applied Signal Technology, Inc.	88
3	Argan, Inc.*	32
6	Argon ST, Inc.*	144
10	Arkansas Best Corp.	234
8	Armstrong World Industries, Inc.*	300
8	Ascent Solar Technologies, Inc.*	26
8	Astec Industries, Inc.*	239
4	Astronics Corp.*	68
8	ATC Technology Corp.*	150
9	Atlas Air Worldwide Holdings, Inc.*	470
47	Avery Dennison Corp.	1,606
42	Avis Budget Group, Inc.*	498
5	AZZ, Inc.	185
6	Badger Meter, Inc.	237
19	Baldor Electric Co.	683
19	Barnes Group, Inc.	356
3	Barrett Business Services, Inc.	42
39	BE Aerospace, Inc.*	1,058
19	Beacon Roofing Supply, Inc.*	399
19	Belden, Inc.	492
16	Blount International, Inc.*	171
5	BlueLinx Holdings, Inc.*	19
301	Boeing Co. (The)	19,318
16	Bowne & Co., Inc.	177
20	Brady Corp., Class A	582
21	Briggs & Stratton Corp.	433
20	Brink’s Co. (The)	453
14	Broadwind Energy, Inc.*	31
34	Bucyrus International, Inc.	1,821
18	Builders FirstSource, Inc.*	61
70	C.H. Robinson Worldwide, Inc.	4,068
4	CAI International, Inc.*	57
25	Carlisle Cos., Inc.	972
4	Cascade Corp.	133
250	Caterpillar, Inc.	15,190
18	CBIZ, Inc.*	119
5	CDI Corp.	80
9	Celadon Group, Inc.*	122
22	Cenveo, Inc.*	162
11	Ceradyne, Inc.*	237
12	Chart Industries, Inc.*	221
17	China BAK Battery, Inc.*	33
6	China Fire & Security Group, Inc.*	73
55	Cintas Corp.	1,430
7	CIRCOR International, Inc.	208
21	CLARCOR, Inc.	761
9	Clean Harbors, Inc.*	571
10	Colfax Corp.*	119
8	Columbus McKinnon Corp.*	131
16	Comfort Systems USA, Inc.	176
4	Consolidated Graphics, Inc.*	184
57	Continental Airlines, Inc., Class B*	1,203
22	Con-way, Inc.	748
12	Copa Holdings S.A., Class A	612
28	Copart, Inc.*	1,005
5	Cornell Cos., Inc.*	135
14	Corporate Executive Board Co. (The)	453
48	Corrections Corp. of America*	955
8	CoStar Group, Inc.*	326
4	Courier Corp.	63
53	Covanta Holding Corp.*	818
5	CRA International, Inc.*	111
20	Crane Co.	651
162	CSX Corp.	8,464
6	Cubic Corp.	218
84	Cummins, Inc.	5,710
19	Curtiss-Wright Corp.	629
107	Danaher Corp.	8,494
175	Deere & Co.	10,094
320	Delta Air Lines, Inc.*	4,346
21	Deluxe Corp.	451
10	Diamond Management & Technology Consultants, Inc.	99
6	DigitalGlobe, Inc.*	168
12	Dolan Media Co. (The)*	148
12	Dollar Thrifty Automotive Group, Inc.*	560
32	Donaldson Co., Inc.	1,381
77	Dover Corp.	3,456
4	Ducommun, Inc.	79
21	Dun & Bradstreet Corp.	1,533
3	Duoyuan Printing, Inc.*	25
3	DXP Enterprises, Inc.*	47
16	Dycom Industries, Inc.*	158
4	Dynamex, Inc.*	62
5	Dynamic Materials Corp.	80
10	DynCorp International, Inc., Class A*	171
26	Eagle Bulk Shipping, Inc.*	125
2	Eastern Co. (The)	27
69	Eaton Corp.	4,827
27	EMCOR Group, Inc.*	674
312	Emerson Electric Co.	14,489
8	Encore Wire Corp.	158
21	Ener1, Inc.*	73
19	Energy Conversion Devices, Inc.*	106
14	Energy Recovery, Inc.*	50
31	EnergySolutions, Inc.	194
6	EnerNOC, Inc.*	169
17	EnerSys*	382
11	Ennis, Inc.	194
8	EnPro Industries, Inc.*	253
52	Equifax, Inc.	1,573
11	ESCO Technologies, Inc.	288
12	Esterline Technologies Corp.*	644
78	Evergreen Solar, Inc.*	74
88	Expeditors International of Washington, Inc.	3,361
6	Exponent, Inc.*	165
55	Fastenal Co.	2,774
26	Federal Signal Corp.	177
129	FedEx Corp.	10,770

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21	First Solar, Inc.*	$2,360
19	Flow International Corp.*	49
23	Flowserve Corp.	2,187
75	Fluor Corp.	3,519
29	Force Protection, Inc.*	129
12	Forward Air Corp.	328
5	Franklin Covey Co.*	35
10	Franklin Electric Co., Inc.	292
5	FreightCar America, Inc.	134
19	FTI Consulting, Inc.*	812
7	Fuel Tech, Inc.*	43
30	FuelCell Energy, Inc.*	64
15	Furmanite Corp.*	74
8	Fushi Copperweld, Inc.*	79
8	G&K Services, Inc., Class A	194
22	Gardner Denver, Inc.	1,002
20	GATX Corp.	578
11	Genco Shipping & Trading Ltd.*	209
21	GenCorp, Inc.*	109
8	Generac Holdings, Inc.*	88
22	General Cable Corp.*	686
143	General Dynamics Corp.	9,710
4,391	General Electric Co.	71,793
15	Genesee & Wyoming, Inc., Class A*	540
21	Geo Group, Inc. (The)*	443
9	GeoEye, Inc.*	286
11	Gibraltar Industries, Inc.*	144
2	Global Defense Technology & Systems, Inc.*	29
51	Goodrich Corp.	3,539
6	Gorman-Rupp Co. (The)	170
7	GP Strategies Corp.*	51
25	Graco, Inc.	792
50	GrafTech International Ltd.*	830
4	Graham Corp.	67
14	Granite Construction, Inc.	415
17	Great Lakes Dredge & Dock Corp.	99
9	Greenbrier Cos., Inc.*	129
18	Griffon Corp.*	218
13	GT Solar International, Inc.*	71
11	H&E Equipment Services, Inc.*	110
7	Harbin Electric, Inc.*	139
33	Harsco Corp.	898
21	Hawaiian Holdings, Inc.*	149
17	Healthcare Services Group, Inc.	342
21	Heartland Express, Inc.	326
10	HEICO Corp.	399
7	Heidrick & Struggles International, Inc.	162
1	Heritage-Crystal Clean, Inc.*	8
6	Herley Industries, Inc.*	86
24	Herman Miller, Inc.	462
77	Hertz Global Holdings, Inc.*	875
40	Hexcel Corp.*	639
10	Hill International, Inc.*	47
19	HNI Corp.	583
308	Honeywell International, Inc.	13,173
13	Horizon Lines, Inc., Class A	53
7	Houston Wire & Cable Co.	80
15	HUB Group, Inc., Class A*	459
25	Hubbell, Inc., Class B	1,066
3	Hurco Cos., Inc.*	52
9	Huron Consulting Group, Inc.*	211
5	ICF International, Inc.*	112
33	IDEX Corp.	1,008
20	IHS, Inc., Class A*	1,035
10	II-VI, Inc.*	335
186	Illinois Tool Works, Inc.	8,636
10	Innerworkings, Inc.*	69
16	Insituform Technologies, Inc., Class A*	327
7	Insteel Industries, Inc.	89
2	Integrated Electrical Services, Inc.*	10
20	Interface, Inc., Class A	236
13	Interline Brands, Inc.*	259
2	International Shipholding Corp.	48
75	Iron Mountain, Inc.	1,839
75	ITT Corp.	3,621
36	J.B. Hunt Transport Services, Inc.	1,243
51	Jacobs Engineering Group, Inc.*	2,130
105	JetBlue Airways Corp.*	651
11	John Bean Technologies Corp.	189
42	Joy Global, Inc.	2,142
5	Kadant, Inc.*	98
11	Kaman Corp.	269
42	Kansas City Southern*	1,603
11	KAR Auction Services, Inc.*	153
14	Kaydon Corp.	526
67	KBR, Inc.	1,473
11	Kelly Services, Inc., Class A*	160
34	Kennametal, Inc.	959
12	Kforce, Inc.*	162
13	Kimball International, Inc., Class B	91
22	Kirby Corp.*	867
24	Knight Transportation, Inc.	477
19	Knoll, Inc.	281
19	Korn/Ferry International*	266
4	L.B. Foster Co., Class A*	112
48	L-3 Communications Holdings, Inc.	3,966
5	LaBarge, Inc.*	60
7	Ladish Co., Inc.*	177
21	Landstar System, Inc.	881
2	Lawson Products, Inc.	27
8	Layne Christensen Co.*	200
19	Lennox International, Inc.	850
2	Lihua International, Inc.*	18
18	Lincoln Electric Holdings, Inc.	1,004
5	Lindsay Corp.	171
4	LMI Aerospace, Inc.*	70
125	Lockheed Martin Corp.	9,990
8	LSI Industries, Inc.	47
4	M&F Worldwide Corp.*	125
54	Manitowoc Co., Inc. (The)	644
33	Manpower, Inc.	1,508
6	Marten Transport Ltd.*	134
149	Masco Corp.	1,989
22	MasTec, Inc.*	256
95	McDermott International, Inc.*	2,107
10	McGrath RentCorp.	234
14	Metalico, Inc.*	69
6	Met-Pro Corp.	57
3	Michael Baker Corp.*	109
7	Middleby Corp.*	394
4	Miller Industries, Inc.	60
11	Mine Safety Appliances Co.	301
4	Mistras Group, Inc.*	48
15	Mobile Mini, Inc.*	240
19	Moog, Inc., Class A*	627
18	MSC Industrial Direct Co., Class A	931
15	Mueller Industries, Inc.	398
64	Mueller Water Products, Inc., Class A	277
4	Multi-Color Corp.	46
7	MYR Group, Inc.*	115
2	NACCO Industries, Inc., Class A	169
21	Navigant Consulting, Inc.*	255
26	Navistar International Corp.*	1,409

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	NCI Building Systems, Inc.*	$81
14	Nordson Corp.	933
152	Norfolk Southern Corp.	8,582
5	North American Galvanizing & Coating, Inc.*	37
126	Northrop Grumman Corp.	7,622
4	Northwest Pipe Co.*	82
28	Odyssey Marine Exploration, Inc.*	31
12	Old Dominion Freight Line, Inc.*	428
1	Omega Flex, Inc.	13
15	On Assignment, Inc.*	83
23	Orbital Sciences Corp.*	365
7	Orion Energy Systems, Inc.*	26
11	Orion Marine Group, Inc.*	167
37	Oshkosh Corp.*	1,315
15	Otter Tail Corp.	297
35	Owens Corning*	1,167
151	PACCAR, Inc.	6,191
14	Pacer International, Inc.*	114
49	Pall Corp.	1,668
67	Parker Hannifin Corp.	4,118
1	Patriot Transportation Holding, Inc.*	84
41	Pentair, Inc.	1,409
22	Perma-Fix Environmental Services*	39
7	Pike Electric Corp.*	69
86	Pitney Bowes, Inc.	1,947
6	PMFG, Inc.*	90
9	Polypore International, Inc.*	184
3	Portec Rail Products, Inc.	34
3	Powell Industries, Inc.*	88
8	PowerSecure International, Inc.*	76
58	Precision Castparts Corp.	6,769
1	Preformed Line Products Co.	31
5	Primoris Services Corp.	34
16	Quanex Building Products Corp.	319
87	Quanta Services, Inc.*	1,804
85	R.R. Donnelley & Sons Co.	1,629
9	RailAmerica, Inc.*	100
7	Raven Industries, Inc.	248
163	Raytheon Co.	8,543
9	RBC Bearings, Inc.*	252
16	Regal-Beloit Corp.	965
14	Republic Airways Holdings, Inc.*	82
134	Republic Services, Inc.	3,902
19	Resources Connection, Inc.*	307
11	Robbins & Myers, Inc.	243
63	Robert Half International, Inc.	1,593
59	Rockwell Automation, Inc.	3,152
66	Rockwell Collins, Inc.	3,850
18	Rollins, Inc.	383
38	Roper Industries, Inc.	2,205
20	RSC Holdings, Inc.*	146
13	Rush Enterprises, Inc., Class A*	198
22	Ryder System, Inc.	989
7	Saia, Inc.*	105
29	Satcon Technology Corp.*	71
5	Sauer-Danfoss, Inc.*	72
6	Schawk, Inc.	102
8	School Specialty, Inc.*	172
21	SFN Group, Inc.*	161
35	Shaw Group, Inc. (The)*	1,194
16	Simpson Manufacturing Co., Inc.	468
23	Skywest, Inc.	337
4	SmartHeat, Inc.*	25
24	Snap-On, Inc.	1,061
307	Southwest Airlines Co.	3,819
44	Spirit Aerosystems Holdings, Inc., Class A*	857
20	SPX Corp.	1,182
3	Standard Parking Corp.*	47
7	Standard Register Co. (The)	28
5	Standex International Corp.	130
5	Stanley, Inc.*	185
30	Steelcase, Inc., Class A	251
35	Stericycle, Inc.*	2,052
7	Sterling Construction Co., Inc.*	115
5	Sun Hydraulics Corp.	130
40	SunPower Corp., Class A*	529
16	SYKES Enterprises, Inc.*	276
6	TAL International Group, Inc.	144
26	Taser International, Inc.*	116
8	Team, Inc.*	120
8	Tecumseh Products Co., Class A*	105
15	Teledyne Technologies, Inc.*	590
8	Tennant Co.	268
44	Terex Corp.*	957
25	Tetra Tech, Inc.*	567
4	Textainer Group Holdings Ltd.	98
112	Textron, Inc.	2,315
22	Thomas & Betts Corp.*	843
40	Timken Co.	1,152
15	Titan International, Inc.	159
5	Titan Machinery, Inc.*	65
2	Todd Shipyards Corp.	29
14	Toro Co. (The)	749
18	Towers Watson & Co., Class A	828
16	TransDigm Group, Inc.	844
12	Tredegar Corp.	198
6	Trex Co., Inc.*	136
6	Trimas Corp.*	61
33	Trinity Industries, Inc.	721
7	Triumph Group, Inc.	486
18	TrueBlue, Inc.*	239
11	Tutor Perini Corp.*	245
4	Twin Disc, Inc.	51
69	UAL Corp.*	1,381
5	Ultralife Corp.*	23
9	Ultrapetrol Bahamas Ltd.*	47
209	Union Pacific Corp.	14,929
1	United Capital Corp.*	22
287	United Parcel Service, Inc., Class B	18,012
25	United Rentals, Inc.*	304
10	United Stationers, Inc.*	584
347	United Technologies Corp.	23,381
8	Universal Forest Products, Inc.	296
2	Universal Truckload Services, Inc.*	35
34	URS Corp.*	1,516
67	US Airways Group, Inc.*	592
8	US Ecology, Inc.	113
3	USA Truck, Inc.*	45
17	USG Corp.*	298
41	UTi Worldwide, Inc.	593
21	Valence Technology, Inc.*	20
9	Valmont Industries, Inc.	713
41	Verisk Analytics, Inc., Class A*	1,240
9	Viad Corp.	208
8	Vicor Corp.*	98
5	Volt Information Sciences, Inc.*	50
2	VSE Corp.	77
25	W.W. Grainger, Inc.	2,544
27	WABCO Holdings, Inc.*	821
33	Waste Connections, Inc.*	1,162
204	Waste Management, Inc.	6,632

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Waste Services, Inc.*	$79
11	Watsco, Inc.	644
12	Watts Water Technologies, Inc., Class A	389
18	Werner Enterprises, Inc.	406
18	WESCO International, Inc.*	673
20	Westinghouse Air Brake Technologies Corp.	867
2	Willis Lease Finance Corp.*	22
25	Woodward Governor Co.	717
437	YRC Worldwide, Inc.*	155
		552,556
	Information Technology - 15.9%

11	3PAR, Inc.*	117
15	ACI Worldwide, Inc.*	287
17	Acme Packet, Inc.*	498
11	Actel Corp.*	155
19	ActivIdentity Corp.*	43
232	Activision Blizzard, Inc.	2,494
19	Actuate Corp.*	85
28	Acxiom Corp.*	487
51	Adaptec, Inc.*	148
40	ADC Telecommunications, Inc.*	330
217	Adobe Systems, Inc.*	6,961
23	ADTRAN, Inc.	631
18	Advanced Analogic Technologies, Inc.*	62
14	Advanced Energy Industries, Inc.*	173
232	Advanced Micro Devices, Inc.*	1,988
6	Advent Software, Inc.*	259
142	Agilent Technologies, Inc.*	4,595
6	Agilysys, Inc.	40
72	Akamai Technologies, Inc.*	2,860
22	Alliance Data Systems Corp.*	1,555
122	Altera Corp.	2,875
80	Amdocs Ltd.*	2,280
9	American Software, Inc., Class A	52
45	Amkor Technology, Inc.*	306
71	Amphenol Corp., Class A	3,010
26	Anadigics, Inc.*	106
121	Analog Devices, Inc.	3,530
6	Anaren, Inc.*	87
3	Ancestry.com, Inc.*	51
12	Anixter International, Inc.*	570
36	ANSYS, Inc.*	1,574
45	AOL, Inc.*	928
370	Apple, Inc.*	95,149
551	Applied Materials, Inc.	7,113
27	Applied Micro Circuits Corp.*	298
3	Archipelago Learning, Inc.*	44
8	ArcSight, Inc.*	173
36	Ariba, Inc.*	542
51	Arris Group, Inc.*	559
50	Arrow Electronics, Inc.*	1,364
65	Art Technology Group, Inc.*	243
26	Aruba Networks, Inc.*	348
13	AsiaInfo Holdings, Inc.*	279
28	Atheros Communications, Inc.*	952
187	Atmel Corp.*	955
13	ATMI, Inc.*	211
95	Autodesk, Inc.*	2,780
208	Automatic Data Processing, Inc.	8,503
24	Aviat Networks, Inc.*	106
12	Avid Technology, Inc.*	162
63	Avnet, Inc.*	1,809
20	AVX Corp.	279
4	Bel Fuse, Inc., Class B	70
27	Benchmark Electronics, Inc.*	499
15	BigBand Networks, Inc.*	43
7	Black Box Corp.	206
18	Blackbaud, Inc.	406
14	Blackboard, Inc.*	561
17	Blue Coat Systems, Inc.*	365
77	BMC Software, Inc.*	2,850
11	Bottomline Technologies, Inc.*	180
18	Brightpoint, Inc.*	134
204	Broadcom Corp., Class A	7,042
58	Broadridge Financial Solutions, Inc.	1,109
183	Brocade Communications Systems, Inc.*	997
27	Brooks Automation, Inc.*	225
163	CA, Inc.	3,301
10	Cabot Microelectronics Corp.*	367
12	CACI International, Inc., Class A*	555
109	Cadence Design Systems, Inc.*	730
11	Callidus Software, Inc.*	35
3	Cass Information Systems, Inc.	95
15	Cavium Networks, Inc.*	399
9	Ceva, Inc.*	105
16	Checkpoint Systems, Inc.*	319
12	China Information Security Technology, Inc.*	64
18	China Security & Surveillance Technology, Inc.*	84
4	China TransInfo Technology Corp.*	26
28	Ciber, Inc.*	83
38	Ciena Corp.*	592
27	Cirrus Logic, Inc.*	384
2,392	Cisco Systems, Inc.*	55,399
75	Citrix Systems, Inc.*	3,271
18	Cogent, Inc.*	161
16	Cognex Corp.	305
121	Cognizant Technology Solutions Corp., Class A*	6,055
10	Cogo Group, Inc.*	68
9	Coherent, Inc.*	318
10	Cohu, Inc.	140
39	CommScope, Inc.*	1,100
3	Communications Systems, Inc.	33
17	CommVault Systems, Inc.*	383
7	Compellent Technologies, Inc.*	90
63	Computer Sciences Corp.*	3,149
6	Computer Task Group, Inc.*	46
94	Compuware Corp.*	770
9	comScore, Inc.*	138
12	Comtech Telecommunications Corp.*	346
9	Comverge, Inc.*	86
16	Concur Technologies, Inc.*	677
10	Constant Contact, Inc.*	215
41	Convergys Corp.*	448
644	Corning, Inc.	11,225
3	CPI International, Inc.*	46
14	Cray, Inc.*	67
43	Cree, Inc.*	2,854
15	CSG Systems International, Inc.*	308
14	CTS Corp.	147
29	Cybersource Corp.*	745
12	Cymer, Inc.*	363
68	Cypress Semiconductor Corp.*	774
14	Daktronics, Inc.	118
6	DDi Corp.*	53
16	DealerTrack Holdings, Inc.*	256
710	Dell, Inc.*	9,464
8	Deltek, Inc.*	64
9	DemandTec, Inc.*	55

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	DG FastChannel, Inc.*	$425
7	Dice Holdings, Inc.*	55
27	Diebold, Inc.	782
10	Digi International, Inc.*	92
16	Digital River, Inc.*	441
14	Diodes, Inc.*	277
13	DivX, Inc.*	94
22	Dolby Laboratories, Inc., Class A*	1,452
7	Double-Take Software, Inc.*	73
9	DSP Group, Inc.*	61
15	DST Systems, Inc.	575
7	DTS, Inc.*	231
4	Dynamics Research Corp.*	43
44	Earthlink, Inc.	378
464	eBay, Inc.*	9,934
9	Ebix, Inc.*	138
13	Echelon Corp.*	111
2	Echo Global Logistics, Inc.*	26
16	EchoStar Corp., Class A*	336
7	Electro Rent Corp.	95
11	Electro Scientific Industries, Inc.*	141
134	Electronic Arts, Inc.*	2,212
18	Electronics for Imaging, Inc.*	201
3	eLoyalty Corp.*	20
835	EMC Corp.*	15,548
33	Emcore Corp.*	35
6	EMS Technologies, Inc.*	93
34	Emulex Corp.*	356
54	Entegris, Inc.*	292
22	Entropic Communications, Inc.*	117
20	Epicor Software Corp.*	186
13	EPIQ Systems, Inc.*	149
2	ePlus, Inc.*	35
18	Equinix, Inc.*	1,648
20	Euronet Worldwide, Inc.*	263
15	Exar Corp.*	105
6	ExlService Holdings, Inc.*	100
37	Extreme Networks*	106
33	F5 Networks, Inc.*	2,321
17	Factset Research Systems, Inc.	1,157
19	Fair Isaac Corp.	441
51	Fairchild Semiconductor International, Inc.*	510
14	FalconStor Software, Inc.*	39
7	FARO Technologies, Inc.*	167
15	FEI Co.*	310
137	Fidelity National Information Services, Inc.	3,770
65	Fiserv, Inc.*	3,091
62	FLIR Systems, Inc.*	1,766
20	Formfactor, Inc.*	257
6	Forrester Research, Inc.*	188
5	Fortinet, Inc.*	82
28	Gartner, Inc.*	693
26	Genpact Ltd.*	439
15	Global Cash Access Holdings, Inc.*	120
33	Global Payments, Inc.	1,392
9	Globecomm Systems, Inc.*	72
99	Google, Inc., Class A*	48,033
8	GSE Systems, Inc.*	39
13	GSI Commerce, Inc.*	366
8	GSI Technology, Inc.*	47
17	Hackett Group, Inc. (The)*	57
40	Harmonic, Inc.*	232
55	Harris Corp.	2,580
16	Heartland Payment Systems, Inc.	263
35	Hewitt Associates, Inc., Class A*	1,304
992	Hewlett-Packard Co.	45,642
9	Hittite Microwave Corp.*	412
4	Hughes Communications, Inc.*	104
35	IAC/InterActiveCorp*	821
5	ICx Technologies, Inc.*	33
9	iGate Corp.	105
12	Imation Corp.*	123
3	Imergent, Inc.	12
12	Immersion Corp.*	64
35	Infinera Corp.*	246
14	infoGROUP, Inc.*	111
38	Informatica Corp.*	980
10	Information Services Group, Inc.*	26
15	Infospace, Inc.*	123
67	Ingram Micro, Inc., Class A*	1,136
9	Innodata Isogen, Inc.*	25
19	Insight Enterprises, Inc.*	276
7	Integral Systems, Inc.*	48
69	Integrated Device Technology, Inc.*	403
2,316	Intel Corp.	49,609
5	Interactive Intelligence, Inc.*	90
18	InterDigital, Inc.*	470
26	Intermec, Inc.*	287
21	Internap Network Services Corp.*	108
548	International Business Machines Corp.	68,643
30	International Rectifier Corp.*	629
11	Internet Brands, Inc., Class A*	114
15	Internet Capital Group, Inc.*	125
51	Intersil Corp., Class A	679
9	Intevac, Inc.*	104
134	Intuit, Inc.*	4,789
20	Ipass, Inc.*	23
10	IPG Photonics Corp.*	168
11	Isilon Systems, Inc.*	150
16	Itron, Inc.*	1,067
13	Ixia*	130
10	IXYS Corp.*	93
18	j2 Global Communications, Inc.*	417
78	Jabil Circuit, Inc.	1,068
35	Jack Henry & Associates, Inc.	841
14	JDA Software Group, Inc.*	374
87	JDS Uniphase Corp.*	1,001
217	Juniper Networks, Inc.*	5,777
9	Kenexa Corp.*	128
5	Keynote Systems, Inc.	50
70	KLA-Tencor Corp.	2,154
12	Knot, Inc. (The)*	90
28	Kopin Corp.*	100
28	Kulicke & Soffa Industries, Inc.*	195
6	KVH Industries, Inc.*	78
31	L-1 Identity Solutions, Inc.*	231
52	Lam Research Corp.*	1,969
48	Lattice Semiconductor Corp.*	238
57	Lawson Software, Inc.*	470
40	Lender Processing Services, Inc.	1,358
32	Lexmark International, Inc., Class A*	1,202
14	Limelight Networks, Inc.*	61
92	Linear Technology Corp.	2,572
24	Lionbridge Technologies, Inc.*	130
6	Liquidity Services, Inc.*	80
9	Littelfuse, Inc.*	325
18	LivePerson, Inc.*	116
3	LogMeIn, Inc.*	76
8	LoopNet, Inc.*	88
4	Loral Space & Communications, Inc.*	160
269	LSI Corp.*	1,434
10	Manhattan Associates, Inc.*	290

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9	Mantech International Corp., Class A*	$416
8	Marchex, Inc., Class B	41
214	Marvell Technology Group Ltd.*	4,062
35	Mastercard, Inc., Class A	7,062
126	Maxim Integrated Products, Inc.	2,238
7	MAXIMUS, Inc.	419
9	Maxwell Technologies, Inc.*	107
64	McAfee, Inc.*	2,035
6	Measurement Specialties, Inc.*	90
93	MEMC Electronic Materials, Inc.*	1,056
6	MEMSIC, Inc.*	16
44	Mentor Graphics Corp.*	404
11	MercadoLibre, Inc.*	571
9	Mercury Computer Systems, Inc.*	106
16	Methode Electronics, Inc.	162
19	Micrel, Inc.	211
76	Microchip Technology, Inc.	2,117
351	Micron Technology, Inc.*	3,191
33	MICROS Systems, Inc.*	1,129
34	Microsemi Corp.*	526
3,196	Microsoft Corp.	82,457
4	MicroStrategy, Inc., Class A*	308
22	Microtune, Inc.*	52
37	Microvision, Inc.*	99
19	MIPS Technologies, Inc.*	94
20	MKS Instruments, Inc.*	397
19	ModusLink Global Solutions, Inc.*	145
55	Molex, Inc.	1,165
34	MoneyGram International, Inc.*	89
15	Monolithic Power Systems, Inc.*	288
9	Monotype Imaging Holdings, Inc.*	89
52	Monster Worldwide, Inc.*	769
951	Motorola, Inc.*	6,514
64	Move, Inc.*	134
7	MTS Systems Corp.	205
4	Multi-Fineline Electronix, Inc.*	106
24	National Instruments Corp.	773
95	National Semiconductor Corp.	1,335
3	NCI, Inc., Class A*	66
66	NCR Corp.*	876
16	Ness Technologies, Inc.*	84
13	Net 1 UEPS Technologies, Inc.*	186
138	NetApp, Inc.*	5,200
20	Netezza Corp.*	261
14	Netgear, Inc.*	318
21	Netlogic Microsystems, Inc.*	604
10	Netscout Systems, Inc.*	135
7	NetSuite, Inc.*	99
12	Network Equipment Technologies, Inc.*	54
30	NeuStar, Inc., Class A*	642
15	Newport Corp.*	156
21	NIC, Inc.	137
13	Novatel Wireless, Inc.*	80
143	Novell, Inc.*	834
40	Novellus Systems, Inc.*	1,033
95	Nuance Communications, Inc.*	1,618
2	NVE Corp.*	93
226	NVIDIA Corp.*	2,970
21	Omnivision Technologies, Inc.*	405
174	ON Semiconductor Corp.*	1,272
11	Online Resources Corp.*	47
1	OpenTable, Inc.*	41
35	Openwave Systems, Inc.*	75
8	Oplink Communications, Inc.*	115
5	Opnet Technologies, Inc.	80
12	Opnext, Inc.*	24
1,585	Oracle Corp.	35,773
6	OSI Systems, Inc.*	158
69	Palm, Inc.*	393
3	PAR Technology Corp.*	20
48	Parametric Technology Corp.*	791
8	Park Electrochemical Corp.	207
15	Parkervision, Inc.*	26
133	Paychex, Inc.	3,796
4	PC Connection, Inc.*	27
4	PC Mall, Inc.*	20
8	PC-Tel, Inc.*	47
6	Pegasystems, Inc.	179
11	Perficient, Inc.*	117
10	Pericom Semiconductor Corp.*	99
6	Pervasive Software, Inc.*	29
15	Phoenix Technologies Ltd.*	45
22	Photronics, Inc.*	111
20	Plantronics, Inc.	599
16	Plexus Corp.*	545
15	PLX Technology, Inc.*	73
92	PMC-Sierra, Inc.*	745
35	Polycom, Inc.*	1,051
10	Power Integrations, Inc.	340
32	Power-One, Inc.*	250
55	Powerwave Technologies, Inc.*	91
17	Progress Software Corp.*	543
8	PROS Holdings, Inc.*	53
5	QAD, Inc.*	24
46	QLogic Corp.*	834
686	QUALCOMM, Inc.	24,394
87	Quantum Corp.*	204
25	Quest Software, Inc.*	484
4	QuinStreet, Inc.*	56
28	Rackspace Hosting, Inc.*	493
11	Radiant Systems, Inc.*	152
10	Radisys Corp.*	94
17	RAE Systems, Inc.*	13
43	Rambus, Inc.*	1,008
34	RealNetworks, Inc.*	122
78	Red Hat, Inc.*	2,286
3	Renaissance Learning, Inc.	47
110	RF Micro Devices, Inc.*	528
9	RightNow Technologies, Inc.*	131
4	Rimage Corp.*	66
23	Riverbed Technology, Inc.*	615
13	Rofin-Sinar Technologies, Inc.*	310
6	Rogers Corp.*	171
3	Rosetta Stone, Inc.*	79
42	Rovi Corp.*	1,568
5	Rubicon Technology, Inc.*	136
13	Rudolph Technologies, Inc.*	115
22	S1 Corp.*	135
10	Saba Software, Inc.*	51
164	SAIC, Inc.*	2,819
45	Salesforce.com, Inc.*	3,894
94	SanDisk Corp.*	4,382
37	Sapient Corp.	376
15	SAVVIS, Inc.*	281
11	Scansource, Inc.*	284
13	Seachange International, Inc.*	109
204	Seagate Technology*	3,133
25	Semtech Corp.*	440
18	ShoreTel, Inc.*	96
13	Sigma Designs, Inc.*	135
12	Silicon Graphics International Corp.*	98
31	Silicon Image, Inc.*	113
19	Silicon Laboratories, Inc.*	863
73	Skyworks Solutions, Inc.*	1,163

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
15	SMART Modular Technologies WWH, Inc.*	$92
13	Smith Micro Software, Inc.*	128
12	Sohu.com, Inc.*	530
5	SolarWinds, Inc.*	95
29	Solera Holdings, Inc.	1,006
22	SonicWALL, Inc.*	200
86	Sonus Networks, Inc.*	224
10	Sourcefire, Inc.*	206
5	Spectrum Control, Inc.*	65
17	SRA International, Inc., Class A*	367
5	SRS Labs, Inc.*	45
4	Stamps.com, Inc.*	42
9	Standard Microsystems Corp.*	206
5	StarTek, Inc.*	23
10	STEC, Inc.*	121
8	Stratasys, Inc.*	186
19	SuccessFactors, Inc.*	423
10	Super Micro Computer, Inc.*	137
5	Supertex, Inc.*	136
19	Support.com, Inc.*	79
34	Sybase, Inc.*	2,187
8	Sycamore Networks, Inc.	141
340	Symantec Corp.*	4,818
18	Symmetricom, Inc.*	94
14	Symyx Technologies, Inc.*	90
14	Synaptics, Inc.*	419
8	Synchronoss Technologies, Inc.*	164
8	SYNNEX Corp.*	214
60	Synopsys, Inc.*	1,285
5	Syntel, Inc.	167
35	Take-Two Interactive Software, Inc.*	405
16	Taleo Corp., Class A*	401
21	Tech Data Corp.*	854
17	Technitrol, Inc.	65
5	TechTarget, Inc.*	30
28	Tekelec*	401
18	TeleCommunication Systems, Inc., Class A*	90
13	TeleTech Holdings, Inc.*	168
164	Tellabs, Inc.	1,476
72	Teradata Corp.*	2,300
72	Teradyne, Inc.*	791
24	Terremark Worldwide, Inc.*	180
20	Tessera Technologies, Inc.*	348
528	Texas Instruments, Inc.	12,894
28	THQ, Inc.*	168
69	TIBCO Software, Inc.*	787
7	Tier Technologies, Inc., Class B*	55
46	TiVo, Inc.*	416
10	TNS, Inc.*	192
67	Total System Services, Inc.	978
2	Travelzoo, Inc.*	32
26	Trident Microsystems, Inc.*	44
50	Trimble Navigation Ltd.*	1,437
64	TriQuint Semiconductor, Inc.*	449
33	TTM Technologies, Inc.*	382
13	Tyler Technologies, Inc.*	211
11	Ultimate Software Group, Inc.*	376
10	Ultratech, Inc.*	139
6	Unica Corp.*	62
18	Unisys Corp.*	418
35	United Online, Inc.	239
12	Universal Display Corp.*	186
47	UTStarcom, Inc.*	97
34	ValueClick, Inc.*	395
30	Varian Semiconductor Equipment Associates, Inc.*	933
11	VASCO Data Security International, Inc.*	70
17	Veeco Instruments, Inc.*	649
30	VeriFone Holdings, Inc.*	605
76	VeriSign, Inc.*	2,121
14	Viasat, Inc.*	450
7	Virage Logic Corp.*	69
5	Virtusa Corp.*	43
186	Visa, Inc., Class A	13,478
77	Vishay Intertechnology, Inc.*	697
21	VMware, Inc., Class A*	1,390
7	Vocus, Inc.*	110
10	Volterra Semiconductor Corp.*	234
11	Web.com Group, Inc.*	42
22	WebMD Health Corp.*	1,002
18	Websense, Inc.*	377
92	Western Digital Corp.*	3,203
291	Western Union Co. (The)	4,644
16	Wright Express Corp.*	502
545	Xerox Corp.	5,074
114	Xilinx, Inc.	2,787
12	X-Rite, Inc.*	41
492	Yahoo!, Inc.*	7,547
25	Zebra Technologies Corp., Class A*	687
26	Zix Corp.*	61
21	Zoran Corp.*	203
6	Zygo Corp.*	48
		915,908
	Materials - 3.4%

12	A. Schulman, Inc.	267
7	A.M. Castle & Co.*	104
2	AEP Industries, Inc.*	50
87	Air Products & Chemicals, Inc.	6,008
34	Airgas, Inc.	2,124
45	AK Steel Holding Corp.	673
38	Albemarle Corp.	1,636
404	Alcoa, Inc.	4,703
41	Allegheny Technologies, Inc.	2,242
23	Allied Nevada Gold Corp.*	440
10	AMCOL International Corp.	270
8	American Vanguard Corp.	64
9	Ampal-American Israel Corp., Class A*	15
28	Aptargroup, Inc.	1,116
10	Arch Chemicals, Inc.	343
32	Ashland, Inc.	1,715
11	Balchem Corp.	267
39	Ball Corp.	1,921
45	Bemis Co., Inc.	1,290
12	Boise, Inc.*	74
8	Brush Engineered Materials, Inc.*	202
16	Buckeye Technologies, Inc.*	194
3	BWAY Holding Co.*	60
27	Cabot Corp.	756
23	Calgon Carbon Corp.*	342
18	Carpenter Technology Corp.	700
65	Celanese Corp., Class A	1,864
24	Century Aluminum Co.*	252
29	CF Industries Holdings, Inc.	1,989
3	Chase Corp.	35
4	China Green Agriculture, Inc.*	43
13	China Precision Steel, Inc.*	22
5	Clearwater Paper Corp.*	306
54	Cliffs Natural Resources, Inc.	3,016
37	Coeur d’Alene Mines Corp.*	559

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
47	Commercial Metals Co.	$732
14	Compass Minerals International, Inc.	1,062
66	Crown Holdings, Inc.*	1,552
20	Cytec Industries, Inc.	855
4	Deltic Timber Corp.	185
17	Domtar Corp.*	1,041
461	Dow Chemical Co. (The)	12,405
375	E.I. du Pont de Nemours & Co.	13,564
18	Eagle Materials, Inc.	552
30	Eastman Chemical Co.	1,812
98	Ecolab, Inc.	4,629
36	Ferro Corp.*	324
30	FMC Corp.	1,816
179	Freeport-McMoRan Copper & Gold, Inc.	12,539
26	General Moly, Inc.*	98
9	General Steel Holdings, Inc.*	25
7	Graham Packaging Co., Inc.*	88
46	Graphic Packaging Holding Co.*	145
14	Greif, Inc., Class A	767
20	H.B. Fuller Co.	427
4	Hawkins, Inc.	108
5	Haynes International, Inc.	159
25	Headwaters, Inc.*	99
98	Hecla Mining Co.*	527
18	Horsehead Holding Corp.*	188
67	Huntsman Corp.	669
7	Innophos Holdings, Inc.	200
10	Innospec, Inc.*	124
33	International Flavors & Fragrances, Inc.	1,468
179	International Paper Co.	4,158
17	Intrepid Potash, Inc.*	419
6	Kaiser Aluminum Corp.	225
14	KapStone Paper and Packaging Corp.*	155
8	Koppers Holdings, Inc.	217
5	Kraton Performance Polymers, Inc.*	102
11	Landec Corp.*	68
52	Louisiana-Pacific Corp.*	442
7	LSB Industries, Inc.*	114
28	Lubrizol Corp.	2,480
18	Martin Marietta Materials, Inc.	1,678
71	MeadWestvaco Corp.	1,697
8	Minerals Technologies, Inc.	428
226	Monsanto Co.	11,497
66	Mosaic Co. (The)	3,047
13	Myers Industries, Inc.	117
57	Nalco Holding Co.	1,292
6	Neenah Paper, Inc.	114
4	NewMarket Corp.	412
198	Newmont Mining Corp.	10,656
3	NL Industries, Inc.	21
130	Nucor Corp.	5,597
32	Olin Corp.	613
4	Olympic Steel, Inc.	110
13	OM Group, Inc.*	388
18	Omnova Solutions, Inc.*	145
70	Owens-Illinois, Inc.*	2,123
19	P. H. Glatfelter Co.	220
42	Packaging Corp. of America	930
55	Pactiv Corp.*	1,572
34	Paramount Gold and Silver Corp.*	53
38	PolyOne Corp.*	380
68	PPG Industries, Inc.	4,357
127	Praxair, Inc.	9,855
5	Quaker Chemical Corp.	138
26	Reliance Steel & Aluminum Co.	1,194
16	Rock-Tenn Co., Class A	823
20	Rockwood Holdings, Inc.*	519
17	Royal Gold, Inc.	852
53	RPM International, Inc.	1,050
12	RTI International Metals, Inc.*	318
9	Schnitzer Steel Industries, Inc., Class A	450
7	Schweitzer-Mauduit International, Inc.	386
19	Scotts Miracle-Gro Co. (The), Class A	844
66	Sealed Air Corp.	1,375
20	Sensient Technologies Corp.	554
12	ShengdaTech, Inc.*	71
51	Sigma-Aldrich Corp.	2,717
22	Silgan Holdings, Inc.	628
49	Solutia, Inc.*	742
41	Sonoco Products Co.	1,267
73	Southern Copper Corp.	2,152
13	Spartech Corp.*	173
89	Steel Dynamics, Inc.	1,306
3	Stepan Co.	216
17	Stillwater Mining Co.*	225
5	STR Holdings, Inc.*	106
3	Sutor Technology Group Ltd.*	7
44	Temple-Inland, Inc.	930
10	Texas Industries, Inc.	363
35	Titanium Metals Corp.*	618
33	U.S. Gold Corp.*	130
1	United States Lime & Minerals, Inc.*	39
59	United States Steel Corp.	2,785
3	Universal Stainless & Alloy*	62
2	Valhi, Inc.	36
42	Valspar Corp.	1,318
52	Vulcan Materials Co.	2,625
22	Walter Energy, Inc.	1,745
18	Wausau Paper Corp.*	157
8	Westlake Chemical Corp.	170
88	Weyerhaeuser Co.	3,747
25	Worthington Industries, Inc.	368
30	WR Grace & Co.*	769
9	Zep, Inc.	164
12	Zoltek Cos., Inc.*	115
		193,758
	Telecommunication Services - 2.2%

5	AboveNet, Inc.*	229
18	Alaska Communications Systems Group, Inc.	149
165	American Tower Corp., Class A*	6,687
2,446	AT&T, Inc.	59,438
4	Atlantic Tele-Network, Inc.	167
10	Cbeyond, Inc.*	156
123	CenturyTel, Inc.	4,223
84	Cincinnati Bell, Inc.*	267
27	Clearwire Corp., Class A*	220
18	Cogent Communications Group, Inc.*	163
10	Consolidated Communications Holdings, Inc.	173
121	Crown Castle International Corp.*	4,481
130	Frontier Communications Corp.	1,034
17	General Communication, Inc., Class A*	97
12	Global Crossing Ltd.*	163
5	HickoryTech Corp.	35
13	inContact, Inc.*	34
24	Leap Wireless International, Inc.*	392
675	Level 3 Communications, Inc.*	905
105	MetroPCS Communications, Inc.*	944
14	Neutral Tandem, Inc.*	188
69	NII Holdings, Inc.*	2,516
13	NTELOS Holdings Corp.	233

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
51	PAETEC Holding Corp.*	$216
25	Premiere Global Services, Inc.*	199
611	Qwest Communications International, Inc.	3,202
48	SBA Communications Corp., Class A*	1,585
10	Shenandoah Telecommunications Co.	169
1,181	Sprint Nextel Corp.*	6,059
6	SureWest Communications*	37
28	Syniverse Holdings, Inc.*	554
36	Telephone & Data Systems, Inc.	1,184
62	tw telecom, inc.*	1,084
6	United States Cellular Corp.*	249
9	USA Mobility, Inc.	127
1,178	Verizon Communications, Inc.	32,419
196	Windstream Corp.	2,091
		132,069
	Utilities - 3.1%

276	AES Corp. (The)*	2,835
32	AGL Resources, Inc.	1,168
70	Allegheny Energy, Inc.	1,432
12	Allete, Inc.	414
46	Alliant Energy Corp.	1,478
98	Ameren Corp.	2,417
198	American Electric Power Co., Inc.	6,328
8	American States Water Co.	275
29	American Water Works Co., Inc.	590
56	Aqua America, Inc.	977
3	Artesian Resources Corp., Class A	54
38	Atmos Energy Corp.	1,030
23	Avista Corp.	444
16	Black Hills Corp.	459
6	Cadiz, Inc.*	77
8	California Water Service Group	287
139	Calpine Corp.*	1,904
162	CenterPoint Energy, Inc.	2,206
5	Central Vermont Public Service Corp.	100
7	CH Energy Group, Inc.	272
4	Chesapeake Utilities Corp.	120
25	Cleco Corp.	662
94	CMS Energy Corp.	1,380
4	Connecticut Water Service, Inc.	83
114	Consolidated Edison, Inc.	4,855
6	Consolidated Water Co., Ltd.	72
76	Constellation Energy Group, Inc.	2,689
245	Dominion Resources, Inc.	9,545
48	DPL, Inc.	1,202
68	DTE Energy Co.	3,095
534	Duke Energy Corp.	8,523
42	Dynegy, Inc.*	221
135	Edison International	4,369
19	El Paso Electric Co.*	377
16	Empire District Electric Co. (The)	292
30	Energen Corp.	1,328
81	Entergy Corp.	6,081
60	EQT Corp.	2,351
273	Exelon Corp.	10,538
126	FirstEnergy Corp.	4,437
170	FPL Group, Inc.	8,488
56	Great Plains Energy, Inc.	983
38	Hawaiian Electric Industries, Inc.	835
20	IDACORP, Inc.	661
32	Integrys Energy Group, Inc.	1,447
21	ITC Holdings Corp.	1,107
9	Laclede Group, Inc. (The)	298
76	MDU Resources Group, Inc.	1,421
10	MGE Energy, Inc.	353
6	Middlesex Water Co.	101
60	Mirant Corp.*	745
29	National Fuel Gas Co.	1,409
17	New Jersey Resources Corp.	603
19	Nicor, Inc.	768
114	NiSource, Inc.	1,705
73	Northeast Utilities	1,894
11	Northwest Natural Gas Co.	484
15	NorthWestern Corp.	395
110	NRG Energy, Inc.*	2,568
44	NSTAR	1,545
97	NV Energy, Inc.	1,144
40	OGE Energy Corp.	1,458
44	Oneok, Inc.	1,957
8	Ormat Technologies, Inc.	228
2	Pennichuck Corp.	43
91	Pepco Holdings, Inc.	1,468
153	PG&E Corp.	6,350
30	Piedmont Natural Gas Co., Inc.	762
45	Pinnacle West Capital Corp.	1,580
36	PNM Resources, Inc.	444
31	Portland General Electric Co.	586
156	PPL Corp.	4,026
116	Progress Energy, Inc.	4,476
210	Public Service Enterprise Group, Inc.	6,432
72	Questar Corp.	3,230
145	RRI Energy, Inc.*	641
51	SCANA Corp.	1,851
101	Sempra Energy	4,646
5	SJW Corp.	121
12	South Jersey Industries, Inc.	527
342	Southern Co.	11,183
19	Southwest Gas Corp.	563
10	Southwest Water Co.	103
88	TECO Energy, Inc.	1,368
33	U.S. Geothermal, Inc.*	28
45	UGI Corp.	1,176
12	UIL Holdings Corp.	303
15	Unisource Energy Corp.	463
4	Unitil Corp.	83
34	Vectren Corp.	784
45	Westar Energy, Inc.	990
21	WGL Holdings, Inc.	711
48	Wisconsin Energy Corp.	2,352
189	Xcel Energy, Inc.	3,873
5	York Water Co.	65
		180,792
	Total Common Stocks (Cost $4,883,712)	4,922,326

Principal Amount
	U.S. Government & Agency Security (a) - 1.0%
$57,970	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $57,970)	57,970

	Repurchase Agreements (a) - 7.0%
24,473	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $24,473(b)	24,473
10,402	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $10,402(c)	10,402

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$14,258	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $14,258(d)	$14,258
45,879	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $45,881(e)	45,879
45,879	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $45,881(f)	45,879
102,490	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $102,492(g)	102,490
61,172	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $61,175(h)	61,172
31,207	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $31,208(i)	31,207
48,945	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $48,946(j)	48,945
18,967	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $18,967(k)	18,967
	Total Repurchase Agreements (Cost $403,672)	403,672
	Total Investment Securities (Cost $5,345,354) — 93.6%	5,383,968
	Other assets less liabilities — 6.4%	368,176
	Net Assets — 100.0%	$5,752,144

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $2,622,634.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $24,962. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $10,610. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $14,543. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $46,797. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $46,797. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $104,540. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $62,396. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $31,831. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $49,924. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $19,346. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$307,494
Aggregate gross unrealized depreciation	(270,640)
Net unrealized appreciation	$36,854
Federal income tax cost of investments	$5,347,114

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$2,894,635	$539,480

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	940,223	(184,603)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	2,745,436	56,796

		$411,673

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra MidCap400

Shares		Value
	Common Stocks (a) - 74.6%
	Consumer Discretionary - 11.1%

4,190	99 Cents Only Stores*	$64,023
7,488	Aaron’s, Inc.	149,610
8,482	Advance Auto Parts, Inc.	439,028
9,111	Aeropostale, Inc.*	252,466
19,104	American Eagle Outfitters, Inc.	250,262
3,631	American Greetings Corp., Class A	85,619
5,399	AnnTaylor Stores Corp.*	116,888
5,078	Bally Technologies, Inc.*	215,815
3,641	Barnes & Noble, Inc.	73,657
2,803	Bob Evans Farms, Inc.	81,399
10,750	BorgWarner, Inc.*	400,545
5,068	Boyd Gaming Corp.*	66,746
9,421	Brinker International, Inc.	167,505
8,456	Burger King Holdings, Inc.	160,749
6,262	Career Education Corp.*	175,336
20,490	CarMax, Inc.*	445,248
5,551	Cheesecake Factory, Inc. (The)*	141,551
16,363	Chico’s FAS, Inc.	200,119
2,901	Chipotle Mexican Grill, Inc.*	412,754
5,332	Coldwater Creek, Inc.*	33,272
5,896	Collective Brands, Inc.*	131,952
8,065	Corinthian Colleges, Inc.*	107,990
8,219	Dick’s Sporting Goods, Inc.*	234,324
8,115	Dollar Tree, Inc.*	507,918
6,963	DreamWorks Animation SKG, Inc., Class A*	206,731
5,488	Dress Barn, Inc. (The)*	150,316
14,390	Foot Locker, Inc.	214,555
4,432	Fossil, Inc.*	166,200
12,774	Gentex Corp.	251,392
5,351	Guess?, Inc.	203,285
8,772	Hanesbrands, Inc.*	239,300
3,507	Harte-Hanks, Inc.	47,906
2,808	International Speedway Corp., Class A	78,315
2,737	ITT Educational Services, Inc.*	276,273
5,145	J. Crew Group, Inc.*	234,818
3,940	John Wiley & Sons, Inc., Class A	156,024
6,803	KB Home	98,507
4,904	Lamar Advertising Co., Class A*	144,521
3,807	Life Time Fitness, Inc.*	141,278
13,001	LKQ Corp.*	239,478
2,791	Matthews International Corp., Class A	90,373
3,462	MDC Holdings, Inc.	108,638
5,162	Mohawk Industries, Inc.*	289,898
3,889	NetFlix, Inc.*	432,262
563	NVR, Inc.*	385,813
2,925	Panera Bread Co., Class A*	236,428
11,362	PetSmart, Inc.	360,857
5,217	Phillips-Van Heusen Corp.	285,526
5,251	Regis Corp.	96,566
6,042	Rent-A-Center, Inc.*	146,337
4,032	Ryland Group, Inc.	74,995
14,671	Saks, Inc.*	134,680
2,345	Scholastic Corp.	61,322
5,971	Scientific Games Corp., Class A*	61,024
23,357	Service Corp. International	199,469
6,193	Sotheby’s	201,273
1,284	Strayer Education, Inc.	308,160
3,595	Thor Industries, Inc.	104,830
4,013	Timberland Co. (The), Class A*	77,090
12,903	Toll Brothers, Inc.*	271,866
5,800	Tupperware Brands Corp.	246,442
3,469	Under Armour, Inc., Class A*	116,871
4,199	Warnaco Group, Inc. (The)*	178,835
31,831	Wendy’s/Arby’s Group, Inc., Class A	143,558
9,761	Williams-Sonoma, Inc.	291,659
4,834	WMS Industries, Inc.*	223,959
		12,892,406
	Consumer Staples - 2.8%

7,871	Alberto-Culver Co.	216,610
5,120	BJ’s Wholesale Club, Inc.*	205,159
6,496	Church & Dwight Co., Inc.	427,502
6,904	Corn Products International, Inc.	230,249
6,420	Energizer Holdings, Inc.*	360,740
7,083	Flowers Foods, Inc.	175,021
9,648	Green Mountain Coffee Roasters, Inc.*	228,175
6,484	Hansen Natural Corp.*	253,200
1,789	Lancaster Colony Corp.	97,787
5,813	NBTY, Inc.*	199,037
5,034	Ralcorp Holdings, Inc.*	302,392
3,765	Ruddick Corp.	124,320
12,997	Smithfield Foods, Inc.*	224,068
2,479	Tootsie Roll Industries, Inc.	62,074
2,252	Universal Corp.	92,039
		3,198,373
	Energy - 4.3%

14,939	Arch Coal, Inc.	321,935
5,210	Atwood Oceanics, Inc.*	141,452
3,555	Bill Barrett Corp.*	115,751
7,709	Cimarex Energy Co.	566,457
4,332	Comstock Resources, Inc.*	129,267
5,748	Exterran Holdings, Inc.*	146,574
10,338	Forest Oil Corp.*	275,404
9,625	Frontier Oil Corp.	133,884
8,440	Helix Energy Solutions Group, Inc.*	91,912
9,359	Mariner Energy, Inc.*	200,095
12,217	Newfield Exploration Co.*	636,017
5,050	Oceaneering International, Inc.*	233,664
2,431	Overseas Shipholding Group, Inc.	94,055
6,935	Patriot Coal Corp.*	115,606
14,120	Patterson-UTI Energy, Inc.	198,104
12,817	Plains Exploration & Production Co.*	283,256
16,143	Pride International, Inc.*	399,862
10,885	Quicksilver Resources, Inc.*	132,906
11,439	Southern Union Co.	249,027
7,221	Superior Energy Services, Inc.*	157,129
4,756	Tidewater, Inc.	198,848
3,719	Unit Corp.*	152,070
		4,973,275
	Financials - 15.5%

4,056	Affiliated Managers Group, Inc.*	290,612
4,072	Alexandria Real Estate Equities, Inc. (REIT)	267,042
15,171	AMB Property Corp. (REIT)	393,384
7,012	American Financial Group, Inc./OH	195,635
8,862	AmeriCredit Corp.*	191,596
17,581	Apollo Investment Corp.	183,370
9,423	Arthur J. Gallagher & Co.	232,654
15,881	Associated Banc-Corp	213,282
7,561	Astoria Financial Corp.	112,508
6,739	BancorpSouth, Inc.	130,669
4,414	Bank of Hawaii Corp.	212,004

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,717	BRE Properties, Inc. (REIT)	$233,597
10,847	Brown & Brown, Inc.	212,601
5,900	Camden Property Trust (REIT)	269,276
7,217	Cathay General Bancorp	79,531
3,983	City National Corp./CA	229,739
6,711	Commerce Bancshares, Inc./MO	249,448
5,368	Corporate Office Properties Trust (REIT)	203,501
9,274	Cousins Properties, Inc. (REIT)	71,503
5,522	Cullen/Frost Bankers, Inc.	303,047
20,617	Duke Realty Corp. (REIT)	244,930
10,804	Eaton Vance Corp.	322,932
3,230	Equity One, Inc. (REIT)	55,459
2,677	Essex Property Trust, Inc. (REIT)	281,701
5,455	Everest Re Group Ltd.	396,469
5,633	Federal Realty Investment Trust (REIT)	415,152
21,183	Fidelity National Financial, Inc., Class A	305,459
9,516	First American Corp.	323,829
19,213	First Niagara Financial Group, Inc.	253,804
9,519	FirstMerit Corp.	177,434
18,212	Fulton Financial Corp.	181,209
1,886	Greenhill & Co., Inc.	130,681
4,131	Hanover Insurance Group, Inc. (The)	179,698
10,537	HCC Insurance Holdings, Inc.	264,163
6,562	Highwoods Properties, Inc. (REIT)	193,317
3,605	Horace Mann Educators Corp.	55,409
11,343	Hospitality Properties Trust (REIT)	255,218
4,758	International Bancshares Corp.	93,970
11,198	Jefferies Group, Inc.	261,249
3,855	Jones Lang LaSalle, Inc.	287,660
10,368	Liberty Property Trust (REIT)	319,438
11,774	Macerich Co. (The) (REIT)	486,973
7,281	Mack-Cali Realty Corp. (REIT)	240,127
3,274	Mercury General Corp.	141,470
9,653	MSCI, Inc., Class A*	286,211
10,797	Nationwide Health Properties, Inc. (REIT)	383,186
39,831	New York Community Bancorp, Inc.	639,288
9,752	NewAlliance Bancshares, Inc.	114,781
22,130	Old Republic International Corp.	306,722
8,159	Omega Healthcare Investors, Inc. (REIT)	162,038
2,737	PacWest Bancorp	57,039
3,663	Potlatch Corp. (REIT)	127,619
4,280	Prosperity Bancshares, Inc.	154,251
7,870	Protective Life Corp.	169,362
9,120	Raymond James Financial, Inc.	257,822
7,347	Rayonier, Inc. (REIT)	329,733
9,598	Realty Income Corp. (REIT)	298,882
7,500	Regency Centers Corp. (REIT)	275,625
6,711	Reinsurance Group of America, Inc.	315,216
11,869	SEI Investments Co.	250,317
11,711	Senior Housing Properties Trust (REIT)	244,057
7,155	SL Green Realty Corp. (REIT)	445,685
4,342	StanCorp Financial Group, Inc.	185,794
3,803	SVB Financial Group*	170,603
68,483	Synovus Financial Corp.	202,710
11,339	TCF Financial Corp.	183,011
5,919	Transatlantic Holdings, Inc.	278,371
5,212	Trustmark Corp.	116,592
14,293	UDR, Inc. (REIT)	290,577
4,587	Unitrin, Inc.	122,427
14,786	Valley National Bancorp	213,799
11,803	W. R. Berkley Corp.	321,750
7,847	Waddell & Reed Financial, Inc., Class A	210,378
10,338	Washington Federal, Inc.	178,641
6,129	Webster Financial Corp.	117,370
9,607	Weingarten Realty Investors (REIT)	200,402
2,686	Westamerica Bancorp.	149,530
8,121	Wilmington Trust Corp.	122,465
		18,025,004
	Health Care - 9.1%

6,519	Affymetrix, Inc.*	42,699
6,424	Beckman Coulter, Inc.	368,995
1,770	Bio-Rad Laboratories, Inc., Class A*	165,619
6,059	Charles River Laboratories International, Inc.*	203,219
8,561	Community Health Systems, Inc.*	333,708
5,901	Covance, Inc.*	311,337
10,398	Edwards Lifesciences Corp.*	525,411
10,783	Endo Pharmaceuticals Holdings, Inc.*	225,796
4,513	Gen-Probe, Inc.*	198,391
22,972	Health Management Associates, Inc., Class A*	213,640
9,212	Health Net, Inc.*	227,076
8,339	Henry Schein, Inc.*	470,403
5,780	Hill-Rom Holdings, Inc.	161,146
23,763	Hologic, Inc.*	354,069
5,337	IDEXX Laboratories, Inc.*	337,512
6,424	Immucor, Inc.*	126,167
3,595	Kindred Healthcare, Inc.*	55,758
5,707	Kinetic Concepts, Inc.*	236,270
5,043	LifePoint Hospitals, Inc.*	178,976
6,042	Lincare Holdings, Inc.*	282,886
4,798	Masimo Corp.	106,228
5,333	Medicis Pharmaceutical Corp., Class A	123,672
4,323	Mednax, Inc.*	244,466
3,105	Mettler-Toledo International, Inc.*	355,616
11,060	Omnicare, Inc.	277,717
5,362	OSI Pharmaceuticals, Inc.*	307,672
5,787	Owens & Minor, Inc.	172,858
7,397	Perrigo Co.	439,456
10,894	Pharmaceutical Product Development, Inc.	292,395
5,174	Psychiatric Solutions, Inc.*	167,534
6,910	ResMed, Inc.*	434,570
5,436	STERIS Corp.	173,028
3,431	Techne Corp.	207,747
3,656	Teleflex, Inc.	205,028
5,246	Thoratec Corp.*	230,142
4,418	United Therapeutics Corp.*	226,290
8,917	Universal Health Services, Inc., Class B	377,902
5,954	Valeant Pharmaceuticals International*	276,742
7,859	VCA Antech, Inc.*	204,805
18,441	Vertex Pharmaceuticals, Inc.*	637,874
3,894	WellCare Health Plans, Inc.*	106,150
		10,586,970
	Industrials - 10.7%

10,478	Aecom Technology Corp.*	265,932

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,501	AGCO Corp.*	$244,574
12,389	AirTran Holdings, Inc.*	69,874
3,277	Alaska Air Group, Inc.*	153,036
3,774	Alexander & Baldwin, Inc.	121,485
3,035	Alliant Techsystems, Inc.*	208,778
9,921	AMETEK, Inc.	402,793
9,398	BE Aerospace, Inc.*	254,874
4,402	Brink’s Co. (The)	99,793
7,435	Bucyrus International, Inc.	398,219
5,532	Carlisle Cos., Inc.	215,139
2,100	Clean Harbors, Inc.*	133,119
4,943	Con-way, Inc.	168,161
6,190	Copart, Inc.*	222,221
3,140	Corporate Executive Board Co. (The)	101,705
10,663	Corrections Corp. of America*	212,194
4,308	Crane Co.	140,139
4,710	Deluxe Corp.	101,124
7,103	Donaldson Co., Inc.	306,494
5,444	Federal Signal Corp.	37,074
4,273	FTI Consulting, Inc.*	182,713
4,239	GATX Corp.	122,549
5,525	Graco, Inc.	175,087
3,090	Granite Construction, Inc.	91,618
7,386	Harsco Corp.	200,973
5,143	Herman Miller, Inc.	98,900
4,147	HNI Corp.	127,147
5,494	Hubbell, Inc., Class B	234,319
7,448	IDEX Corp.	227,462
8,075	J.B. Hunt Transport Services, Inc.	278,830
19,066	JetBlue Airways Corp.*	118,209
9,464	Joy Global, Inc.	482,664
9,336	Kansas City Southern*	356,355
14,755	KBR, Inc.	324,315
7,498	Kennametal, Inc.	211,519
4,947	Kirby Corp.*	195,060
4,208	Korn/Ferry International*	58,828
4,619	Landstar System, Inc.	193,721
4,503	Lennox International, Inc.	201,509
3,919	Lincoln Electric Holdings, Inc.	218,680
7,527	Manpower, Inc.	344,059
2,779	Mine Safety Appliances Co.	76,033
4,068	MSC Industrial Direct Co., Class A	210,478
4,596	Navigant Consulting, Inc.*	55,703
3,102	Nordson Corp.	206,686
8,231	Oshkosh Corp.*	292,447
9,041	Pentair, Inc.	310,649
3,445	Regal-Beloit Corp.	207,699
4,020	Rollins, Inc.	85,465
7,686	Shaw Group, Inc. (The)*	262,169
4,580	SPX Corp.	270,678
9,958	Terex Corp.*	216,686
4,838	Thomas & Betts Corp.*	185,489
7,306	Timken Co.	210,340
3,923	Towers Watson & Co., Class A	180,458
7,282	Trinity Industries, Inc.	159,112
5,532	United Rentals, Inc.*	67,214
7,724	URS Corp.*	344,336
1,837	Valmont Industries, Inc.	145,527
7,233	Waste Connections, Inc.*	254,674
4,040	Werner Enterprises, Inc.	91,062
4,379	Westinghouse Air Brake Technologies Corp.	189,830
5,221	Woodward Governor Co.	149,843
		12,473,823
	Information Technology - 11.2%

3,128	ACI Worldwide, Inc.*	59,776
7,277	Acxiom Corp.*	126,693
8,916	ADC Telecommunications, Inc.*	73,646
5,143	ADTRAN, Inc.	141,072
1,440	Advent Software, Inc.*	62,266
4,831	Alliance Data Systems Corp.*	341,358
8,261	ANSYS, Inc.*	361,254
9,795	AOL, Inc.*	202,071
11,017	Arrow Electronics, Inc.*	300,544
41,895	Atmel Corp.*	213,874
13,950	Avnet, Inc.*	400,644
12,391	Broadridge Financial Solutions, Inc.	236,916
24,712	Cadence Design Systems, Inc.*	165,570
8,511	Ciena Corp.*	132,516
8,667	CommScope, Inc.*	244,409
11,324	Convergys Corp.*	123,658
9,761	Cree, Inc.*	647,838
6,098	Diebold, Inc.	176,720
3,554	Digital River, Inc.*	97,877
3,548	DST Systems, Inc.	135,959
4,129	Equinix, Inc.*	379,909
7,311	F5 Networks, Inc.*	514,183
3,855	Factset Research Systems, Inc.	262,333
4,274	Fair Isaac Corp.	99,157
11,431	Fairchild Semiconductor International, Inc.*	114,310
5,556	Gartner, Inc.*	137,511
7,494	Global Payments, Inc.	316,172
7,693	Hewitt Associates, Inc., Class A*	286,564
8,322	Informatica Corp.*	214,708
15,043	Ingram Micro, Inc., Class A*	255,129
15,240	Integrated Device Technology, Inc.*	89,002
6,535	International Rectifier Corp.*	136,974
11,311	Intersil Corp., Class A	150,549
3,693	Itron, Inc.*	246,175
7,769	Jack Henry & Associates, Inc.	186,767
11,761	Lam Research Corp.*	445,271
8,780	Lender Processing Services, Inc.	297,993
2,046	Mantech International Corp., Class A*	94,587
9,553	Mentor Graphics Corp.*	87,697
7,324	MICROS Systems, Inc.*	250,481
5,259	National Instruments Corp.	169,287
14,638	NCR Corp.*	194,393
6,848	NeuStar, Inc., Class A*	146,479
15,410	Palm, Inc.*	87,837
10,773	Parametric Technology Corp.*	177,539
4,437	Plantronics, Inc.	132,844
7,736	Polycom, Inc.*	232,312
5,756	Quest Software, Inc.*	111,407
24,679	RF Micro Devices, Inc.*	118,459
9,579	Rovi Corp.*	357,680
5,669	Semtech Corp.*	99,831
4,222	Silicon Laboratories, Inc.*	191,805
6,424	Solera Holdings, Inc.	222,784
3,965	SRA International, Inc., Class A*	85,525
7,984	Sybase, Inc.*	513,611
13,474	Synopsys, Inc.*	288,613
4,679	Tech Data Corp.*	190,201
15,314	TIBCO Software, Inc.*	174,733
11,097	Trimble Navigation Ltd.*	318,817
7,680	ValueClick, Inc.*	89,318
17,160	Vishay Intertechnology, Inc.*	155,298

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,408	Zebra Technologies Corp., Class A*	$148,720
		13,017,626
	Materials - 5.0%

8,396	Albemarle Corp.	361,532
6,238	Aptargroup, Inc.	248,647
7,176	Ashland, Inc.	384,705
6,010	Cabot Corp.	168,340
4,043	Carpenter Technology Corp.	157,313
10,380	Commercial Metals Co.	161,616
4,484	Cytec Industries, Inc.	191,601
3,160	Greif, Inc., Class A	173,168
3,795	Intrepid Potash, Inc.*	93,585
11,664	Louisiana-Pacific Corp.*	99,144
6,289	Lubrizol Corp.	557,017
4,168	Martin Marietta Materials, Inc.	388,583
1,722	Minerals Technologies, Inc.	92,041
1,077	NewMarket Corp.	110,888
7,222	Olin Corp.	138,446
9,473	Packaging Corp. of America	209,732
5,904	Reliance Steel & Aluminum Co.	271,053
3,561	Rock-Tenn Co., Class A	183,249
11,906	RPM International, Inc.	235,858
4,163	Scotts Miracle-Gro Co. (The), Class A	184,962
4,525	Sensient Technologies Corp.	125,297
4,928	Silgan Holdings, Inc.	140,596
9,219	Sonoco Products Co.	284,959
19,891	Steel Dynamics, Inc.	291,801
9,886	Temple-Inland, Inc.	208,891
9,150	Valspar Corp.	287,035
5,605	Worthington Industries, Inc.	82,506
		5,832,565
	Telecommunication Services - 0.6%

18,492	Cincinnati Bell, Inc.*	58,805
6,380	Syniverse Holdings, Inc.*	126,260
8,471	Telephone & Data Systems, Inc.	278,526
13,806	tw telecom, inc.*	241,467
		705,058
	Utilities - 4.3%

7,129	AGL Resources, Inc.	260,209
10,173	Alliant Energy Corp.	326,960
12,529	Aqua America, Inc.	218,631
8,555	Atmos Energy Corp.	232,012
3,573	Black Hills Corp.	102,509
5,563	Cleco Corp.	147,253
11,013	DPL, Inc.	275,766
9,277	Dynegy, Inc.*	48,517
6,596	Energen Corp.	292,005
12,446	Great Plains Energy, Inc.	218,427
8,464	Hawaiian Electric Industries, Inc.	185,870
4,408	IDACORP, Inc.	145,684
17,272	MDU Resources Group, Inc.	322,986
7,457	National Fuel Gas Co.	362,410
9,821	NSTAR	344,815
21,593	NV Energy, Inc.	254,582
8,922	OGE Energy Corp.	325,118
7,968	PNM Resources, Inc.	98,325
10,010	UGI Corp.	261,661
7,461	Vectren Corp.	171,976
10,025	Westar Energy, Inc.	220,550
4,625	WGL Holdings, Inc.	156,556
		4,972,822
	Total Common Stocks (Cost $73,640,921)	86,677,922

Principal Amount
	U.S. Government & Agency Security (a) - 3.4%
$3,915,524	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $3,915,524)	3,915,524

	Repurchase Agreements (a) - 23.5%
1,661,242	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,661,275(b)	1,661,242
674,378	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $674,392(c)	674,378
905,430	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $905,450(d)	905,430
3,273,076	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $3,273,210(e)	3,273,076
3,273,076	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $3,273,216(f)	3,273,076
6,719,081	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $6,719,223(g)	6,719,081
4,364,101	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $4,364,288(h)	4,364,101
2,023,135	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,023,178(i)	2,023,135
3,322,484	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $3,322,558(j)	3,322,484
1,139,798	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,139,823(k)	1,139,798
	Total Repurchase Agreements (Cost $27,355,801)	27,355,801
	Total Investment Securities (Cost $104,912,246) — 101.5%	117,949,247
	Liabilities in excess of other assets — (1.5%)	(1,798,087)
	Net Assets — 100.0%	$116,151,160

*      Non-income producing security.

See accompanying notes to the financial statements.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $38,833,962.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,694,467. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $687,866. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $923,539. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $3,338,556. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $3,338,547. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $6,853,471. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $4,451,394. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $2,063,599. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $3,388,941. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $1,162,597. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,367,424
Aggregate gross unrealized depreciation	(5,952,712)
Net unrealized appreciation	$12,414,712
Federal income tax cost of investments	$105,534,535

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini S&P MidCap 400 Futures Contracts	146	06/18/10	$11,133,960	$(122,936)

Cash collateral in the amount of $1,294,469 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$37,916,565	$(2,052,895)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	28,531,052	(2,057,028)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	22,489,160	(2,566,297)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	21,235,920	(730,642)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	24,372,114	4,544,364

		$(2,862,498)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra SmallCap600

Shares		Value
	Common Stocks (a) - 90.2%
	Consumer Discretionary - 15.5%

2,102	American Public Education, Inc.*	$85,951
3,053	Arbitron, Inc.	92,994
1,403	Arctic Cat, Inc.*	16,092
2,129	Audiovox Corp., Class A*	17,394
2,477	Big 5 Sporting Goods Corp.	36,635
140	Biglari Holdings, Inc.*	42,574
2,429	BJ’s Restaurants, Inc.*	56,329
1,664	Blue Nile, Inc.*	78,042
685	Blyth, Inc.	34,003
4,924	Brown Shoe Co., Inc.	82,132
10,158	Brunswick Corp.	177,460
2,924	Buckle, Inc. (The)	103,948
2,074	Buffalo Wild Wings, Inc.*	76,531
4,640	Cabela’s, Inc.*	79,854
2,778	California Pizza Kitchen, Inc.*	50,643
7,396	Callaway Golf Co.	62,274
1,671	Capella Education Co.*	143,556
6,762	Carter’s, Inc.*	206,647
3,398	Cato Corp. (The), Class A	80,635
2,549	CEC Entertainment, Inc.*	103,082
3,146	Children’s Place Retail Stores, Inc. (The)*	148,271
4,134	Christopher & Banks Corp.	37,867
6,338	CKE Restaurants, Inc.	78,338
3,574	Coinstar, Inc.*	191,781
2,628	Cracker Barrel Old Country Store, Inc.	130,953
9,840	CROCS, Inc.*	101,844
1,479	Deckers Outdoor Corp.*	214,041
1,749	DineEquity, Inc.*	59,064
2,164	Drew Industries, Inc.*	47,478
3,337	E.W. Scripps Co. (The), Class A*	29,466
2,989	Ethan Allen Interiors, Inc.	60,378
6,504	Finish Line (The), Class A	108,292
4,556	Fred’s, Inc., Class A	62,372
2,729	Genesco, Inc.*	84,927
2,814	Group 1 Automotive, Inc.*	80,030
3,442	Gymboree Corp.*	153,444
2,148	Haverty Furniture Cos., Inc.	34,819
3,507	Helen of Troy Ltd.*	90,340
3,292	Hibbett Sports, Inc.*	84,835
7,149	Hillenbrand, Inc.	173,649
5,088	HOT Topic, Inc.	28,289
4,576	HSN, Inc.*	123,323
8,202	Iconix Brand Group, Inc.*	133,283
4,545	Interval Leisure Group, Inc.*	61,448
6,347	Jack in the Box, Inc.*	142,427
3,205	Jakks Pacific, Inc.*	47,466
3,078	Jo-Ann Stores, Inc.*	140,603
2,101	JoS. A. Bank Clothiers, Inc.*	127,489
1,951	Kid Brands, Inc.*	16,759
3,107	K-Swiss, Inc., Class A*	38,744
927	Landry’s Restaurants, Inc.*	22,220
5,920	La-Z-Boy, Inc.*	70,270
2,437	Lithia Motors, Inc., Class A	19,910
16,336	Live Nation Entertainment, Inc.*	199,789
10,890	Liz Claiborne, Inc.*	66,756
1,786	Lumber Liquidators Holdings, Inc.*	52,705
2,127	M/I Homes, Inc.*	25,184
2,477	Maidenform Brands, Inc.*	57,318
2,401	Marcus Corp.	26,291
2,520	MarineMax, Inc.*	25,452
6,005	Men’s Wearhouse, Inc. (The)	130,549
3,651	Meritage Homes Corp.*	78,058
1,636	Midas, Inc.*	16,344
1,296	Monarch Casino & Resort, Inc.*	15,008
2,280	Monro Muffler Brake, Inc.	89,809
2,060	Movado Group, Inc.*	25,297
3,138	Multimedia Games, Inc.*	14,466
551	National Presto Industries, Inc.	53,579
2,366	Nautilus, Inc.*	5,418
3,554	NutriSystem, Inc.	79,077
2,154	O’Charleys, Inc.*	16,047
9,721	OfficeMax, Inc.*	173,325
1,594	Oxford Industries, Inc.	33,219
2,634	P.F. Chang’s China Bistro, Inc.	114,500
2,434	Papa John’s International, Inc.*	60,436
1,493	Peet’s Coffee & Tea, Inc.*	58,003
5,351	PEP Boys-Manny Moe & Jack	65,978
1,171	Perry Ellis International, Inc.*	28,174
2,625	PetMed Express, Inc.	51,765
6,901	Pinnacle Entertainment, Inc.*	83,502
3,775	Polaris Industries, Inc.	221,593
5,647	Pool Corp.	135,472
773	Pre-Paid Legal Services, Inc.*	35,805
14,770	Quiksilver, Inc.*	68,828
2,456	RC2 Corp.*	45,682
1,794	Red Robin Gourmet Burgers, Inc.*	36,974
7,407	Ruby Tuesday, Inc.*	79,699
3,275	Ruth’s Hospitality Group, Inc.*	15,851
6,158	Shuffle Master, Inc.*	51,111
3,854	Skechers U.S.A., Inc., Class A*	145,219
781	Skyline Corp.	14,761
4,551	Sonic Automotive, Inc., Class A*	45,009
7,016	Sonic Corp.*	74,019
3,776	Spartan Motors, Inc.	18,125
4,372	Stage Stores, Inc.	61,951
2,104	Standard Motor Products, Inc.	17,610
11,287	Standard Pacific Corp.*	56,999
2,997	Stein Mart, Inc.*	23,886
2,191	Sturm Ruger & Co., Inc.	34,486
2,665	Superior Industries International, Inc.	39,442
5,926	Texas Roadhouse, Inc.*	86,520
4,146	Tractor Supply Co.	280,933
2,911	True Religion Apparel, Inc.*	80,373
3,599	Tuesday Morning Corp.*	20,370
1,647	Unifirst Corp.	74,115
1,573	Universal Electronics, Inc.*	30,705
2,329	Universal Technical Institute, Inc.*	57,177
1,904	Volcom, Inc.*	38,004
3,339	Winnebago Industries, Inc.*	40,502
5,720	Wolverine World Wide, Inc.	164,164
2,723	Zale Corp.*	7,352
2,398	Zumiez, Inc.*	41,054
		8,361,036
	Consumer Staples - 3.0%

10,232	Alliance One International, Inc.*	42,667
2,102	Andersons, Inc. (The)	68,798
1,162	Boston Beer Co., Inc., Class A*	76,750
1,349	Calavo Growers, Inc.	21,544
1,449	Cal-Maine Foods, Inc.	46,904
5,848	Casey’s General Stores, Inc.	215,616
7,401	Central Garden and Pet Co., Class A*	70,013
9,444	Darling International, Inc.*	75,552
2,427	Diamond Foods, Inc.	100,599
3,179	Great Atlantic & Pacific Tea Co.*	17,135
4,690	Hain Celestial Group, Inc. (The)*	101,116
1,627	J&J Snack Foods Corp.	72,288
3,681	Lance, Inc.	71,043

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,794	Mannatech, Inc.	$4,539
1,471	Nash Finch Co.	53,118
2,210	Sanderson Farms, Inc.	121,219
2,579	Spartan Stores, Inc.	39,304
3,945	TreeHouse Foods, Inc.*	181,865
4,948	United Natural Foods, Inc.*	153,635
1,905	WD-40 Co.	62,179
		1,595,884
	Energy - 4.4%

2,615	Basic Energy Services, Inc.*	21,338
4,127	Bristow Group, Inc.*	134,128
2,198	CARBO Ceramics, Inc.	142,211
3,470	Dril-Quip, Inc.*	169,024
1,642	Gulf Island Fabrication, Inc.	29,999
5,001	Holly Corp.	129,526
2,644	Hornbeck Offshore Services, Inc.*	40,400
14,475	ION Geophysical Corp.*	78,599
1,714	Lufkin Industries, Inc.	136,657
3,021	Matrix Service Co.*	29,727
5,726	Oil States International, Inc.*	223,543
5,215	Penn Virginia Corp.	114,156
2,210	Petroleum Development Corp.*	45,526
6,093	Petroquest Energy, Inc.*	38,264
6,216	Pioneer Drilling Co.*	36,861
2,597	SEACOR Holdings, Inc.*	189,529
1,357	Seahawk Drilling, Inc.*	16,406
7,210	St. Mary Land & Exploration Co.	311,760
4,843	Stone Energy Corp.*	64,945
2,116	Superior Well Services, Inc.*	31,973
4,310	Swift Energy Co.*	119,171
8,679	Tetra Technologies, Inc.*	87,311
6,821	World Fuel Services Corp.	177,551
		2,368,605
	Financials - 16.7%

4,607	Acadia Realty Trust (REIT)	82,419
959	American Physicians Capital, Inc.	29,739
2,168	Amerisafe, Inc.*	36,639
5,223	Bank Mutual Corp.	33,532
1,493	Bank of the Ozarks, Inc.	52,688
12,730	BioMed Realty Trust, Inc. (REIT)	216,537
7,453	Boston Private Financial Holdings, Inc.	54,556
6,780	Brookline Bancorp, Inc.	67,529
3,394	Cash America International, Inc.	125,408
6,652	Cedar Shopping Centers, Inc. (REIT)	45,699
1,826	City Holding Co.	58,596
8,024	Colonial Properties Trust (REIT)	121,002
4,337	Columbia Banking System, Inc.	96,845
3,761	Community Bank System, Inc.	85,939
5,467	Delphi Financial Group, Inc., Class A	141,978
17,325	DiamondRock Hospitality Co. (REIT)*	158,351
2,923	Dime Community Bancshares	37,298
16,988	East West Bancorp, Inc.	288,796
3,080	EastGroup Properties, Inc. (REIT)	113,898
2,696	eHealth, Inc.*	35,695
5,054	Employers Holdings, Inc.	80,611
5,327	Entertainment Properties Trust (REIT)	218,087
9,960	Extra Space Storage, Inc. (REIT)	149,798
5,597	EZCORP, Inc., Class A*	102,481
8,716	First BanCorp./Puerto Rico	11,592
3,049	First Cash Financial Services, Inc.*	64,120
8,753	First Commonwealth Financial Corp.	45,778
5,635	First Financial Bancorp	89,568
2,394	First Financial Bankshares, Inc.	120,131
8,502	First Midwest Bancorp, Inc./IL	117,923
4,180	Forestar Group, Inc.*	76,703
7,779	Franklin Street Properties Corp. (REIT)	96,071
8,259	Glacier Bancorp, Inc.	130,988
3,259	Hancock Holding Co.	124,592
5,881	Hanmi Financial Corp.*	13,585
7,051	Healthcare Realty Trust, Inc. (REIT)	161,679
2,472	Home Bancshares, Inc./AR	58,297
4,016	Home Properties, Inc. (REIT)	195,298
2,404	Independent Bank Corp./MA	58,225
1,562	Infinity Property & Casualty Corp.	73,102
8,242	Inland Real Estate Corp. (REIT)	68,656
5,053	Investment Technology Group, Inc.*	85,194
5,869	Kilroy Realty Corp. (REIT)	193,090
7,235	Kite Realty Group Trust (REIT)	35,452
4,914	LaBranche & Co., Inc.*	20,885
7,925	LaSalle Hotel Properties (REIT)	178,313
12,681	Lexington Realty Trust (REIT)	78,749
2,677	LTC Properties, Inc. (REIT)	68,772
12,222	Medical Properties Trust, Inc. (REIT)	116,720
3,342	Mid-America Apartment Communities, Inc. (REIT)	182,573
3,719	Nara Bancorp, Inc.*	28,376
4,755	National Financial Partners Corp.*	66,285
14,463	National Penn Bancshares, Inc.	101,096
9,523	National Retail Properties, Inc. (REIT)	209,316
1,531	Navigators Group, Inc. (The)*	62,710
3,952	NBT Bancorp, Inc.	86,746
10,012	Old National Bancorp/IN	114,938
4,883	optionsXpress Holdings, Inc.*	78,372
2,477	Parkway Properties, Inc./MD (REIT)	41,737
5,479	Pennsylvania Real Estate Investment Trust (REIT)	75,555
3,825	Pinnacle Financial Partners, Inc.*	52,288
1,820	Piper Jaffray Cos.*	60,260
1,926	Portfolio Recovery Associates, Inc.*	131,854
5,581	Post Properties, Inc. (REIT)	139,972
2,378	Presidential Life Corp.	24,945
6,718	PrivateBancorp, Inc.	89,014
3,723	ProAssurance Corp.*	219,136
2,073	PS Business Parks, Inc. (REIT)	111,755
1,001	Rewards Network, Inc.	10,711
1,992	RLI Corp.	109,799
2,773	S&T Bancorp, Inc.	59,814
1,729	Safety Insurance Group, Inc.	62,469
6,107	Selective Insurance Group, Inc.	95,269
4,662	Signature Bank/NY*	176,410
1,770	Simmons First National Corp., Class A	46,657
24,745	South Financial Group, Inc. (The)	6,736
3,161	Sovran Self Storage, Inc. (REIT)	113,891
3,071	Sterling Bancorp/NY	29,389
11,392	Sterling Bancshares, Inc./TX	60,947
2,094	Stewart Information Services Corp.	22,196
3,547	Stifel Financial Corp.*	179,727
14,239	Susquehanna Bancshares, Inc.	124,876
3,291	SWS Group, Inc.	33,042
4,644	Tanger Factory Outlet Centers (REIT)	193,283
884	Tompkins Financial Corp.	35,201
5,167	Tower Group, Inc.	113,209
3,800	TradeStation Group, Inc.*	27,018

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,816	TrustCo Bank Corp NY	$54,924
3,437	UMB Financial Corp.	133,871
13,140	Umpqua Holdings Corp.	165,038
4,390	United Bankshares, Inc.	118,179
9,495	United Community Banks, Inc./GA*	44,009
2,545	United Fire & Casualty Co.	54,336
2,469	Urstadt Biddle Properties, Inc., Class A (REIT)	41,331
11,078	Whitney Holding Corp./LA	131,274
2,230	Wilshire Bancorp, Inc.	22,701
3,462	Wintrust Financial Corp.	123,455
1,885	World Acceptance Corp.*	67,351
		9,051,645
	Health Care - 11.7%

2,536	Abaxis, Inc.*	57,085
1,252	Air Methods Corp.*	41,228
7,775	Align Technology, Inc.*	116,003
936	Almost Family, Inc.*	34,042
3,248	Amedisys, Inc.*	161,491
8,628	American Medical Systems Holdings, Inc.*	194,648
5,868	AMERIGROUP Corp.*	210,779
3,748	AMN Healthcare Services, Inc.*	31,183
3,548	Amsurg Corp.*	70,250
1,479	Analogic Corp.	63,922
3,236	Arqule, Inc.*	19,772
2,739	Bio-Reference Labs, Inc.*	62,641
3,367	Cambrex Corp.*	14,040
1,481	Cantel Medical Corp.	25,384
4,430	Catalyst Health Solutions, Inc.*	169,625
5,623	Centene Corp.*	128,317
2,611	Chemed Corp.	148,592
1,122	Computer Programs & Systems, Inc.	48,257
3,349	Conmed Corp.*	65,105
5,217	Cooper Cos., Inc. (The)	192,299
819	Corvel Corp.*	29,050
3,542	Cross Country Healthcare, Inc.*	30,142
3,272	CryoLife, Inc.*	16,949
6,659	Cubist Pharmaceuticals, Inc.*	143,168
2,744	Cyberonics, Inc.*	48,185
2,030	Dionex Corp.*	159,862
6,568	Eclipsys Corp.*	125,810
1,910	Emergent Biosolutions, Inc.*	30,082
3,826	Enzo Biochem, Inc.*	20,316
4,843	eResearchTechnology, Inc.*	38,453
1,994	Genoptix, Inc.*	53,160
3,366	Gentiva Health Services, Inc.*	93,003
2,666	Greatbatch, Inc.*	56,199
2,885	Haemonetics Corp.*	155,617
3,664	Hanger Orthopedic Group, Inc.*	62,471
5,620	Healthspring, Inc.*	97,619
3,882	Healthways, Inc.*	55,047
3,106	HMS Holdings Corp.*	168,532
1,385	ICU Medical, Inc.*	44,071
2,372	Integra LifeSciences Holdings Corp.*	93,457
3,713	Invacare Corp.	88,704
3,881	inVentiv Health, Inc.*	96,947
1,565	IPC The Hospitalist Co., Inc.*	45,808
1,709	Kendle International, Inc.*	24,097
1,161	Kensey Nash Corp.*	26,819
1,077	Landauer, Inc.	65,611
2,139	LCA-Vision, Inc.*	16,042
1,737	LHC Group, Inc.*	53,500
3,967	Magellan Health Services, Inc.*	161,417
3,822	Martek Biosciences Corp.*	71,051
2,117	Medcath Corp.*	19,328
4,663	Meridian Bioscience, Inc.	81,509
3,226	Merit Medical Systems, Inc.*	49,326
1,526	Molina Healthcare, Inc.*	41,995
1,403	MWI Veterinary Supply, Inc.*	68,761
3,261	Natus Medical, Inc.*	53,970
2,557	Neogen Corp.*	65,740
3,805	Odyssey HealthCare, Inc.*	101,061
3,710	Omnicell, Inc.*	48,601
2,069	Osteotech, Inc.*	7,821
2,127	Palomar Medical Technologies, Inc.*	22,908
4,013	Par Pharmaceutical Cos., Inc.*	111,401
6,672	Parexel International Corp.*	148,819
3,517	PharMerica Corp.*	57,679
4,972	Phase Forward, Inc.*	83,679
6,763	PSS World Medical, Inc.*	154,940
2,174	Quality Systems, Inc.	128,353
7,409	Regeneron Pharmaceuticals, Inc.*	211,675
2,832	RehabCare Group, Inc.*	82,383
2,944	Res-Care, Inc.*	33,120
6,376	Salix Pharmaceuticals Ltd.*	229,090
7,690	Savient Pharmaceuticals, Inc.*	92,588
2,003	SurModics, Inc.*	34,071
4,116	Symmetry Medical, Inc.*	44,823
3,843	Theragenics Corp.*	4,496
8,899	Viropharma, Inc.*	108,301
3,802	West Pharmaceutical Services, Inc.	149,609
2,452	Zoll Medical Corp.*	71,231
		6,333,130
	Industrials - 15.4%

2,616	A. O. Smith Corp.	121,958
1,444	AAON, Inc.	35,638
4,471	AAR Corp.*	88,079
5,367	ABM Industries, Inc.	115,230
7,794	Actuant Corp., Class A	157,595
4,986	Acuity Brands, Inc.	205,074
2,555	Administaff, Inc.	61,652
1,707	Aerovironment, Inc.*	42,743
3,153	Albany International Corp., Class A	59,340
1,734	Allegiant Travel Co.	95,873
1,033	American Science & Engineering, Inc.	72,382
3,213	Apogee Enterprises, Inc.	43,890
4,282	Applied Industrial Technologies, Inc.	118,098
1,528	Applied Signal Technology, Inc.	26,954
2,906	Arkansas Best Corp.	67,971
2,280	Astec Industries, Inc.*	68,104
2,303	ATC Technology Corp.*	43,066
1,419	AZZ, Inc.	52,390
1,720	Badger Meter, Inc.	68,060
4,819	Baldor Electric Co.	173,147
4,985	Barnes Group, Inc.	93,319
5,359	Belden, Inc.	138,798
4,605	Bowne & Co., Inc.	50,977
6,019	Brady Corp., Class A	175,033
5,743	Briggs & Stratton Corp.	118,478
1,050	Cascade Corp.	34,944
1,460	CDI Corp.	23,316
2,918	Ceradyne, Inc.*	62,883
1,952	CIRCOR International, Inc.	58,014
5,790	CLARCOR, Inc.	209,945
4,355	Comfort Systems USA, Inc.	47,992
1,283	Consolidated Graphics, Inc.*	58,941
1,781	Cubic Corp.	64,793

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,262	Curtiss-Wright Corp.	$174,277
3,455	Dolan Media Co. (The)*	42,497
4,494	Dycom Industries, Inc.*	44,401
7,605	EMCOR Group, Inc.*	189,897
2,181	Encore Wire Corp.	43,075
2,331	EnPro Industries, Inc.*	73,613
3,037	ESCO Technologies, Inc.	79,478
3,426	Esterline Technologies Corp.*	183,839
1,570	Exponent, Inc.*	43,159
3,328	Forward Air Corp.	91,087
2,133	G&K Services, Inc., Class A	51,597
5,996	Gardner Denver, Inc.	273,058
5,845	GenCorp, Inc.*	30,394
5,930	Geo Group, Inc. (The)*	125,123
3,473	Gibraltar Industries, Inc.*	45,566
5,065	Griffon Corp.*	61,489
4,994	Healthcare Services Group, Inc.	100,429
6,041	Heartland Express, Inc.	93,907
1,961	Heidrick & Struggles International, Inc.	45,397
4,372	HUB Group, Inc., Class A*	133,783
2,965	II-VI, Inc.*	99,387
4,494	Insituform Technologies, Inc., Class A*	91,947
6,466	Interface, Inc., Class A	76,202
3,234	John Bean Technologies Corp.	55,593
2,960	Kaman Corp.	72,490
3,852	Kaydon Corp.	144,604
3,054	Kelly Services, Inc., Class A*	44,558
6,699	Knight Transportation, Inc.	133,176
460	Lawson Products, Inc.	6,334
1,433	Lindsay Corp.	48,966
1,964	Lydall, Inc.*	15,830
3,570	Magnetek, Inc.*	5,105
4,164	Mobile Mini, Inc.*	66,624
5,211	Moog, Inc., Class A*	172,015
4,324	Mueller Industries, Inc.	114,629
2,077	NCI Building Systems, Inc.*	23,927
3,212	Old Dominion Freight Line, Inc.*	114,476
4,146	On Assignment, Inc.*	22,927
6,541	Orbital Sciences Corp.*	103,806
1,001	Powell Industries, Inc.*	29,424
4,345	Quanex Building Products Corp.	86,596
3,781	Robbins & Myers, Inc.	83,522
1,841	School Specialty, Inc.*	39,563
5,925	SFN Group, Inc.*	45,386
4,424	Simpson Manufacturing Co., Inc.	129,269
6,433	Skywest, Inc.	94,340
1,458	Standard Register Co. (The)	5,817
1,432	Standex International Corp.	37,246
1,853	Stanley, Inc.*	68,450
4,628	SYKES Enterprises, Inc.*	79,879
4,159	Teledyne Technologies, Inc.*	163,490
7,084	Tetra Tech, Inc.*	160,559
3,862	Toro Co. (The)	206,578
2,476	Tredegar Corp.	40,805
1,914	Triumph Group, Inc.	132,851
5,056	TrueBlue, Inc.*	67,194
2,757	United Stationers, Inc.*	161,064
2,216	Universal Forest Products, Inc.	82,103
2,360	Viad Corp.	54,658
2,249	Vicor Corp.*	27,438
1,388	Volt Information Sciences, Inc.*	13,963
3,713	Watsco, Inc.	217,396
3,371	Watts Water Technologies, Inc., Class A	109,220
		8,330,150
	Information Technology - 16.3%

3,007	Actel Corp.*	42,429
13,823	Adaptec, Inc.*	40,087
3,813	Advanced Energy Industries, Inc.*	47,129
2,308	Agilysys, Inc.	15,556
3,316	Anixter International, Inc.*	157,510
14,399	Arris Group, Inc.*	157,957
3,625	ATMI, Inc.*	58,725
3,266	Avid Technology, Inc.*	44,026
1,337	Bel Fuse, Inc., Class B	23,558
7,314	Benchmark Electronics, Inc.*	135,163
2,015	Black Box Corp.	59,422
5,117	Blackbaud, Inc.	115,388
4,779	Blue Coat Systems, Inc.*	102,605
8,058	Brightpoint, Inc.*	59,871
7,414	Brooks Automation, Inc.*	61,684
2,708	Cabot Microelectronics Corp.*	99,384
3,462	CACI International, Inc., Class A*	160,083
4,491	Checkpoint Systems, Inc.*	89,416
7,957	Ciber, Inc.*	23,712
4,556	Cognex Corp.	86,974
2,705	Cohu, Inc.	37,897
4,888	CommVault Systems, Inc.*	110,176
2,621	Compellent Technologies, Inc.*	33,706
2,783	comScore, Inc.*	42,803
3,247	Comtech Telecommunications Corp.*	93,546
4,936	Concur Technologies, Inc.*	208,793
4,094	CSG Systems International, Inc.*	84,009
3,901	CTS Corp.	41,078
8,104	Cybersource Corp.*	208,192
3,449	Cymer, Inc.*	104,401
18,607	Cypress Semiconductor Corp.*	211,934
3,962	Daktronics, Inc.	33,360
4,642	DealerTrack Holdings, Inc.*	74,411
2,777	DG FastChannel, Inc.*	117,939
2,843	Digi International, Inc.*	26,269
4,020	Diodes, Inc.*	79,435
2,630	DSP Group, Inc.*	17,805
2,010	DTS, Inc.*	66,390
3,471	Ebix, Inc.*	53,037
3,166	Electro Scientific Industries, Inc.*	40,683
1,754	EMS Technologies, Inc.*	27,257
5,288	Epicor Software Corp.*	49,178
3,740	EPIQ Systems, Inc.*	42,823
5,033	Exar Corp.*	35,231
1,851	FARO Technologies, Inc.*	44,257
4,351	FEI Co.*	90,066
1,703	Forrester Research, Inc.*	53,423
2,896	Gerber Scientific, Inc.*	17,463
11,087	Harmonic, Inc.*	64,194
4,310	Heartland Payment Systems, Inc.	70,813
2,464	Hittite Microwave Corp.*	112,679
2,683	Hutchinson Technology, Inc.*	14,676
4,063	Infospace, Inc.*	33,438
5,270	Insight Enterprises, Inc.*	76,626
1,998	Integral Systems, Inc.*	13,666
1,468	Interactive Intelligence, Inc.*	26,321
5,669	Intermec, Inc.*	62,586
2,552	Intevac, Inc.*	29,374
5,189	j2 Global Communications, Inc.*	120,073
4,079	JDA Software Group, Inc.*	108,991
1,557	Keithley Instruments, Inc.	14,589
3,447	Knot, Inc. (The)*	25,784
7,611	Kopin Corp.*	27,247
8,015	Kulicke & Soffa Industries, Inc.*	55,784

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,508	Littelfuse, Inc.*	$90,664
2,084	LoJack Corp.*	8,399
2,597	Manhattan Associates, Inc.*	75,183
1,997	MAXIMUS, Inc.	119,620
2,706	Mercury Computer Systems, Inc.*	31,795
4,276	Methode Electronics, Inc.	43,401
4,939	Micrel, Inc.	54,848
9,526	Microsemi Corp.*	147,462
1,054	MicroStrategy, Inc., Class A*	81,221
5,688	MKS Instruments, Inc.*	112,964
1,895	MTS Systems Corp.	55,429
797	NCI, Inc., Class A*	17,486
4,006	Netgear, Inc.*	90,976
3,972	Netscout Systems, Inc.*	53,741
3,451	Network Equipment Technologies, Inc.*	15,564
4,171	Newport Corp.*	43,295
3,543	Novatel Wireless, Inc.*	21,789
2,042	OSI Systems, Inc.*	53,643
2,359	Park Electrochemical Corp.	61,051
2,145	PC-Tel, Inc.*	12,634
3,464	Perficient, Inc.*	36,961
2,940	Pericom Semiconductor Corp.*	29,106
4,023	Phoenix Technologies Ltd.*	11,948
4,568	Plexus Corp.*	155,540
4,740	Progress Software Corp.*	151,396
3,158	Radiant Systems, Inc.*	43,770
2,731	Radisys Corp.*	25,617
1,812	Rogers Corp.*	51,751
3,565	Rudolph Technologies, Inc.*	31,657
3,055	Scansource, Inc.*	78,758
3,078	Sigma Designs, Inc.*	32,073
20,186	Skyworks Solutions, Inc.*	321,563
3,412	Smith Micro Software, Inc.*	33,608
3,503	Sonic Solutions, Inc.*	41,651
1,214	Stamps.com, Inc.*	12,723
2,565	Standard Microsystems Corp.*	58,687
1,367	StarTek, Inc.*	6,152
2,326	Stratasys, Inc.*	54,103
1,486	Supertex, Inc.*	40,464
5,006	Symmetricom, Inc.*	26,181
3,849	Synaptics, Inc.*	115,162
2,418	SYNNEX Corp.*	64,633
9,554	Take-Two Interactive Software, Inc.*	110,540
4,406	Taleo Corp., Class A*	110,370
4,737	Technitrol, Inc.	18,237
7,746	Tekelec*	111,039
3,690	TeleTech Holdings, Inc.*	47,712
5,721	Tessera Technologies, Inc.*	99,431
7,761	THQ, Inc.*	46,566
1,458	Tollgrade Communications, Inc.*	9,433
17,622	TriQuint Semiconductor, Inc.*	123,706
4,958	TTM Technologies, Inc.*	57,364
3,183	Tyler Technologies, Inc.*	51,660
2,739	Ultratech, Inc.*	38,182
9,759	United Online, Inc.	66,508
8,540	Varian Semiconductor Equipment Associates, Inc.*	265,509
4,586	Veeco Instruments, Inc.*	175,048
4,368	Viasat, Inc.*	140,344
4,970	Websense, Inc.*	103,972
4,389	Wright Express Corp.*	137,815
		8,811,187
	Materials - 3.6%

3,584	A. Schulman, Inc.	79,655
1,921	A.M. Castle & Co.*	28,565
2,853	AMCOL International Corp.	76,917
2,370	American Vanguard Corp.	18,889
2,882	Arch Chemicals, Inc.	98,737
3,214	Balchem Corp.	78,068
2,323	Brush Engineered Materials, Inc.*	58,679
4,452	Buckeye Technologies, Inc.*	53,958
6,429	Calgon Carbon Corp.*	95,599
6,589	Century Aluminum Co.*	69,250
1,305	Clearwater Paper Corp.*	79,905
1,230	Deltic Timber Corp.	56,875
5,032	Eagle Materials, Inc.	154,382
5,595	H.B. Fuller Co.	119,341
6,942	Headwaters, Inc.*	27,421
2,025	LSB Industries, Inc.*	33,109
3,241	Myers Industries, Inc.	29,104
1,683	Neenah Paper, Inc.	31,876
1,037	Olympic Steel, Inc.	28,580
3,509	OM Group, Inc.*	104,744
1,306	Penford Corp.*	10,683
10,629	PolyOne Corp.*	106,184
1,279	Quaker Chemical Corp.	35,339
3,452	RTI International Metals, Inc.*	91,513
2,032	Schweitzer-Mauduit International, Inc.	112,166
876	Stepan Co.	63,186
3,187	Texas Industries, Inc.	115,688
5,630	Wausau Paper Corp.*	49,150
2,482	Zep, Inc.	45,371
		1,952,934
	Telecommunication Services - 0.4%

3,086	Cbeyond, Inc.*	48,234
5,125	General Communication, Inc., Class A*	29,366
3,863	Neutral Tandem, Inc.*	51,919
3,429	NTELOS Holdings Corp.	61,550
2,597	USA Mobility, Inc.	36,566
		227,635
	Utilities - 3.2%

3,441	Allete, Inc.	118,783
2,126	American States Water Co.	73,071
6,292	Avista Corp.	121,435
1,343	Central Vermont Public Service Corp.	26,967
1,815	CH Energy Group, Inc.	70,585
5,045	El Paso Electric Co.*	99,992
2,557	Laclede Group, Inc. (The)	84,611
4,757	New Jersey Resources Corp.	168,636
3,046	Northwest Natural Gas Co.	133,933
4,135	NorthWestern Corp.	108,916
8,397	Piedmont Natural Gas Co., Inc.	213,368
3,424	South Jersey Industries, Inc.	150,279
5,195	Southwest Gas Corp.	153,876
3,438	UIL Holdings Corp.	86,913
4,128	Unisource Energy Corp.	127,473
		1,738,838
	Total Common Stocks (Cost $46,004,939)	48,771,044

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 2.2%
$1,189,670	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,189,670)	$1,189,670

	Repurchase Agreements (a) - 15.3%
504,735	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $504,745(b)	504,735
204,924	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $204,928(c)	204,924
275,152	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $275,158(d)	275,152
994,317	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $994,358(e)	994,317
994,317	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $994,360(f)	994,317
2,041,668	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,041,711(g)	2,041,668
1,325,756	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,325,813(h)	1,325,756
614,773	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $614,786(i)	614,773
1,009,469	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,009,491(j)	1,009,469
346,435	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $346,443(k)	346,435
	Total Repurchase Agreements (Cost $8,311,546)	8,311,546
	Total Investment Securities (Cost $55,506,155) — 107.7%	58,272,260
	Liabilities in excess of other assets — (7.7%)	(4,183,283)
	Net Assets — 100.0%	$54,088,977

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $21,466,591.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $514,830. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $209,022. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $280,655. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,014,209. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,014,206. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,082,504. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,352,275. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $627,069. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,029,660. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $353,365. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,136,229
Aggregate gross unrealized depreciation	(9,017,096)
Net unrealized depreciation	$(1,880,867)
Federal income tax cost of investments	$60,153,127

Futures Contracts Purchased

Ultra SmallCap600 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P SmallCap 600 Futures Contracts	55	06/18/10	$1,938,200	$1,021

Cash collateral in the amount of $247,037 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$23,037,095	$(1,503,842)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	6,894,315	(718,125)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	9,184,383	(789,858)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	10,446,275	82,105

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	7,912,933	(1,271,357)

		$(4,201,077)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell2000

Shares		Value
	Common Stocks (a) - 82.6%
	Consumer Discretionary - 12.6%

5,741	1-800-Flowers.com, Inc., Class A*	$15,328
10,263	99 Cents Only Stores*	156,819
5,539	AFC Enterprises, Inc.*	57,938
4,117	Ambassadors Group, Inc.	48,128
7,142	American Apparel, Inc.*	11,284
12,209	American Axle & Manufacturing Holdings, Inc.*	109,515
8,633	American Greetings Corp., Class A	203,566
3,977	American Public Education, Inc.*	162,620
2,173	America’s Car-Mart, Inc.*	52,630
4,684	Amerigon, Inc.*	41,313
5,607	Ameristar Casinos, Inc.	101,038
12,825	AnnTaylor Stores Corp.*	277,661
5,801	Arbitron, Inc.	176,698
20,647	ArvinMeritor, Inc.*	300,207
7,045	Asbury Automotive Group, Inc.*	93,135
3,082	Ascent Media Corp., Class A*	81,642
3,769	Audiovox Corp., Class A*	30,793
11,931	Bally Technologies, Inc.*	507,067
16,263	Beazer Homes USA, Inc.*	80,827
5,239	bebe stores, inc.	35,887
19,551	Belo Corp., Class A*	142,136
2,880	Benihana, Inc., Class A*	16,733
4,712	Big 5 Sporting Goods Corp.	69,690
273	Biglari Holdings, Inc.*	83,019
4,292	BJ’s Restaurants, Inc.*	99,531
2,773	Blue Nile, Inc.*	130,054
3,144	Bluegreen Corp.*	15,091
1,289	Blyth, Inc.	63,986
6,723	Bob Evans Farms, Inc.	195,236
1,538	Books-A-Million, Inc.	10,843
10,707	Borders Group, Inc.*	21,093
3,039	Bridgepoint Education, Inc.*	65,551
2,227	Brookfield Homes Corp.*	22,626
9,104	Brown Shoe Co., Inc.	151,855
19,319	Brunswick Corp.	337,503
5,584	Buckle, Inc. (The)	198,511
3,938	Buffalo Wild Wings, Inc.*	145,312
3,681	Build-A-Bear Workshop, Inc.*	31,141
8,740	Cabela’s, Inc.*	150,415
4,231	California Pizza Kitchen, Inc.*	77,131
14,117	Callaway Golf Co.	118,865
3,187	Capella Education Co.*	273,795
1,499	Caribou Coffee Co., Inc.*	15,065
2,406	Carmike Cinemas, Inc.*	26,707
2,469	Carrols Restaurant Group, Inc.*	15,481
12,417	Carter’s, Inc.*	379,464
6,056	Cato Corp. (The), Class A	143,709
1,426	Cavco Industries, Inc.*	52,063
5,044	CEC Entertainment, Inc.*	203,979
25,277	Charming Shoppes, Inc.*	115,263
13,159	Cheesecake Factory, Inc. (The)*	335,555
1,665	Cherokee, Inc.	34,116
4,833	Children’s Place Retail Stores, Inc. (The)*	227,779
945	China Automotive Systems, Inc.*	17,133
7,430	ChinaCast Education Corp.*	49,112
7,856	Christopher & Banks Corp.	71,961
2,081	Churchill Downs, Inc.	69,776
7,061	Cinemark Holdings, Inc.	112,905
3,216	Citi Trends, Inc.*	109,601
10,690	CKE Restaurants, Inc.	132,128
12,725	CKX, Inc.*	67,442
6,906	Coinstar, Inc.*	370,576
12,505	Coldwater Creek, Inc.*	78,031
14,033	Collective Brands, Inc.*	314,059
2,515	Columbia Sportswear Co.	128,718
2,183	Conn’s, Inc.*	16,329
12,911	Cooper Tire & Rubber Co.	244,147
2,126	Core-Mark Holding Co., Inc.*	57,572
17,531	Corinthian Colleges, Inc.*	234,740
1,098	CPI Corp.	30,821
4,952	Cracker Barrel Old Country Store, Inc.	246,758
18,351	CROCS, Inc.*	189,933
2,387	Crown Media Holdings, Inc., Class A*	4,201
1,642	CSS Industries, Inc.	31,017
30,508	Dana Holding Corp.*	331,317
2,872	Deckers Outdoor Corp.*	415,636
21,046	Denny’s Corp.*	66,505
1,033	Destination Maternity Corp.*	27,746
11,216	Dillard’s, Inc., Class A	321,787
3,849	DineEquity, Inc.*	129,981
8,065	Domino’s Pizza, Inc.*	104,845
2,486	Dorman Products, Inc.*	56,283
3,096	Dover Downs Gaming & Entertainment, Inc.	10,000
13,736	Dress Barn, Inc. (The)*	376,229
4,021	Drew Industries, Inc.*	88,221
20,155	Drugstore.com, Inc.*	69,132
2,657	DSW, Inc., Class A*	76,734
6,607	E.W. Scripps Co. (The), Class A*	58,340
58,738	Eastman Kodak Co.*	331,282
1,046	Einstein Noah Restaurant Group, Inc.*	13,525
5,383	Ethan Allen Interiors, Inc.	108,737
10,993	Exide Technologies*	46,830
9,260	Finish Line (The), Class A	154,179
1,273	Fisher Communications, Inc.*	18,458
10,271	Fossil, Inc.*	385,162
8,769	Fred’s, Inc., Class A	120,048
485	Frisch’s Restaurants, Inc.	10,161
2,999	Fuel Systems Solutions, Inc.*	80,163
2,681	Fuqi International, Inc.*	24,799
9,090	Furniture Brands International, Inc.*	71,175
3,176	G-III Apparel Group Ltd.*	91,056
3,529	Gaiam, Inc., Class A	27,950
8,685	Gaylord Entertainment Co.*	230,934
5,267	Genesco, Inc.*	163,909
3,542	Global Sources Ltd.*	26,778
3,457	Grand Canyon Education, Inc.*	84,904
6,087	Great Wolf Resorts, Inc.*	15,278
5,270	Group 1 Automotive, Inc.*	149,879
6,391	Gymboree Corp.*	284,911
8,282	Harte-Hanks, Inc.	113,132
3,877	Haverty Furniture Cos., Inc.	62,846
1,202	Hawk Corp., Class A*	27,514
6,533	Helen of Troy Ltd.*	168,290
2,787	hhgregg, Inc.*	83,638
6,256	Hibbett Sports, Inc.*	161,217
2,360	Hooker Furniture Corp.	36,745
9,642	HOT Topic, Inc.	53,610
11,358	Hovnanian Enterprises, Inc., Class A*	70,306
8,700	HSN, Inc.*	234,465
15,616	Iconix Brand Group, Inc.*	253,760
8,664	Interval Leisure Group, Inc.*	117,137
4,252	iRobot Corp.*	91,248
3,394	Isle of Capri Casinos, Inc.*	33,804

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,013	J. Crew Group, Inc.*	$502,633
12,503	Jack in the Box, Inc.*	280,567
6,306	Jackson Hewitt Tax Service, Inc.*	11,981
6,118	Jakks Pacific, Inc.*	90,608
5,791	Jo-Ann Stores, Inc.*	264,533
18,704	Jones Apparel Group, Inc.	367,347
4,008	JoS. A. Bank Clothiers, Inc.*	243,205
8,996	Journal Communications, Inc., Class A*	45,340
5,410	K12, Inc.*	135,358
1,662	Kenneth Cole Productions, Inc., Class A*	19,562
2,716	Kirkland’s, Inc.*	58,448
6,504	Knology, Inc.*	77,788
12,805	Krispy Kreme Doughnuts, Inc.*	47,379
5,735	K-Swiss, Inc., Class A*	71,515
4,099	Lakes Entertainment, Inc.*	7,296
1,603	Landry’s Restaurants, Inc.*	38,424
11,276	La-Z-Boy, Inc.*	133,846
7,441	Leapfrog Enterprises, Inc.*	38,544
1,640	Learning Tree International, Inc.*	19,418
8,820	Life Time Fitness, Inc.*	327,310
5,886	LIN TV Corp., Class A*	38,671
2,121	Lincoln Educational Services Corp.*	50,543
4,503	Lithia Motors, Inc., Class A	36,790
30,472	Live Nation Entertainment, Inc.*	372,673
20,824	Liz Claiborne, Inc.*	127,651
4,934	LodgeNet Interactive Corp.*	26,249
4,423	Luby’s, Inc.*	17,338
8,903	Lululemon Athletica, Inc.*	363,777
3,162	Lumber Liquidators Holdings, Inc.*	93,311
4,026	M/I Homes, Inc.*	47,668
2,510	Mac-Gray Corp.	29,769
4,131	Maidenform Brands, Inc.*	95,591
4,395	Marcus Corp.	48,125
2,166	Marine Products Corp.*	15,660
5,802	Martha Stewart Living Omnimedia, Class A*	34,812
6,666	Matthews International Corp., Class A	215,845
3,250	McCormick & Schmick’s Seafood Restaurants, Inc.*	28,373
8,601	Mediacom Communications Corp., Class A*	45,843
11,409	Men’s Wearhouse, Inc. (The)	248,032
6,863	Meritage Homes Corp.*	146,731
3,071	Midas, Inc.*	30,679
10,250	Modine Manufacturing Co.*	119,105
1,955	Monarch Casino & Resort, Inc.*	22,639
3,655	Monro Muffler Brake, Inc.	143,970
4,757	Morgans Hotel Group Co.*	36,129
3,546	Movado Group, Inc.*	43,545
5,836	Multimedia Games, Inc.*	26,904
9,223	National CineMedia, Inc.	161,310
1,049	National Presto Industries, Inc.	102,005
5,488	New York & Co., Inc.*	20,964
2,112	NIVS IntelliMedia Technology Group, Inc.*	5,512
893	Nobel Learning Communities, Inc.*	5,903
6,726	NutriSystem, Inc.	149,654
3,798	O’Charleys, Inc.*	28,295
16,707	OfficeMax, Inc.*	297,886
7,977	Orbitz Worldwide, Inc.*	42,278
19,853	Orient-Express Hotels Ltd., Class A*	200,317
3,185	Outdoor Channel Holdings, Inc.*	18,951
3,433	Overstock.com, Inc.*	77,242
2,754	Oxford Industries, Inc.	57,393
5,192	P.F. Chang’s China Bistro, Inc.	225,696
14,395	Pacific Sunwear of California*	58,588
4,775	Papa John’s International, Inc.*	118,563
2,495	Peet’s Coffee & Tea, Inc.*	96,931
10,663	PEP Boys-Manny Moe & Jack	131,475
2,049	Perry Ellis International, Inc.*	49,299
5,110	PetMed Express, Inc.	100,769
25,233	Pier 1 Imports, Inc.*	200,602
13,155	Pinnacle Entertainment, Inc.*	159,175
4,688	Playboy Enterprises, Inc., Class B*	17,768
6,706	Polaris Industries, Inc.	393,642
10,595	Pool Corp.	254,174
1,483	Pre-Paid Legal Services, Inc.*	68,693
3,655	PRIMEDIA, Inc.	13,560
4,661	Princeton Review, Inc.*	11,186
28,054	Quiksilver, Inc.*	130,732
14,281	Raser Technologies, Inc.*	8,427
4,677	RC2 Corp.*	86,992
7,986	RCN Corp.*	115,997
3,794	Reading International, Inc., Class A*	15,404
2,913	Red Lion Hotels Corp.*	19,197
3,401	Red Robin Gourmet Burgers, Inc.*	70,095
12,509	Regis Corp.	230,041
14,461	Rent-A-Center, Inc.*	350,245
2,071	Rentrak Corp.*	48,793
5,455	Retail Ventures, Inc.*	54,932
14,244	Ruby Tuesday, Inc.*	153,265
1,480	Rue21, Inc.*	50,246
6,153	Ruth’s Hospitality Group, Inc.*	29,781
9,426	Ryland Group, Inc.	175,324
27,626	Saks, Inc.*	253,607
20,575	Sally Beauty Holdings, Inc.*	193,611
4,936	Scholastic Corp.	129,076
9,885	Sealy Corp.*	32,126
1,968	Shoe Carnival, Inc.*	49,338
11,750	Shuffle Master, Inc.*	97,525
4,826	Shutterfly, Inc.*	111,481
9,377	Sinclair Broadcast Group, Inc., Class A*	62,216
7,257	Skechers U.S.A., Inc., Class A*	273,444
1,495	Skyline Corp.	28,255
13,020	Smith & Wesson Holding Corp.*	56,702
6,736	Sonic Automotive, Inc., Class A*	66,619
13,300	Sonic Corp.*	140,315
14,670	Sotheby’s	476,775
7,106	Spartan Motors, Inc.	34,109
2,858	Speedway Motorsports, Inc.	41,670
2,015	Sport Supply Group, Inc.	27,061
8,315	Stage Stores, Inc.	117,824
3,993	Standard Motor Products, Inc.	33,421
23,241	Standard Pacific Corp.*	117,367
2,263	Stanley Furniture Co., Inc.*	11,881
5,594	Stein Mart, Inc.*	44,584
3,189	Steiner Leisure Ltd.*	132,344
1,475	Steinway Musical Instruments, Inc.*	27,730
5,141	Steven Madden Ltd.*	173,389
17,607	Stewart Enterprises, Inc., Class A	106,874
3,297	Stoneridge, Inc.*	31,915
4,173	Sturm Ruger & Co., Inc.	65,683

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,065	Superior Industries International, Inc.	$74,962
1,442	Syms Corp.*	10,325
2,234	Systemax, Inc.	43,094
6,505	Talbots, Inc.*	97,835
16,403	Tempur-Pedic International, Inc.*	544,580
13,001	Tenneco, Inc.*	288,102
10,951	Texas Roadhouse, Inc.*	159,885
9,029	Timberland Co. (The), Class A*	173,447
4,245	Town Sports International Holdings, Inc.*	12,608
7,861	Tractor Supply Co.	532,661
5,550	True Religion Apparel, Inc.*	153,235
6,566	Tuesday Morning Corp.*	37,164
13,714	Tupperware Brands Corp.	582,708
2,160	U.S. Auto Parts Network, Inc.*	17,626
6,057	Ulta Salon Cosmetics & Fragrance, Inc.*	154,938
7,255	Under Armour, Inc., Class A*	244,421
9,772	Unifi, Inc.*	38,599
3,091	Unifirst Corp.	139,095
2,982	Universal Electronics, Inc.*	58,209
4,325	Universal Technical Institute, Inc.*	106,179
2,648	Universal Travel Group*	22,137
6,442	Vail Resorts, Inc.*	268,052
10,531	Valassis Communications, Inc.*	384,592
295	Value Line, Inc.	5,841
2,408	Vitacost.com, Inc.*	24,730
1,992	Vitamin Shoppe, Inc.*	51,035
4,131	Volcom, Inc.*	82,455
10,029	Warnaco Group, Inc. (The)*	427,135
3,131	West Marine, Inc.*	34,848
21,237	Wet Seal, Inc. (The), Class A*	87,072
1,532	Weyco Group, Inc.	35,221
6,368	Winnebago Industries, Inc.*	77,244
10,770	Wolverine World Wide, Inc.	309,099
3,933	Wonder Auto Technology, Inc.*	32,683
4,789	World Wrestling Entertainment, Inc., Class A	79,354
6,566	Youbet.com, Inc.*	16,349
5,211	Zale Corp.*	14,070
4,437	Zumiez, Inc.*	75,961
		33,500,260
	Consumer Staples - 2.6%

6,678	AgFeed Industries, Inc.*	22,438
779	Alico, Inc.	19,787
19,486	Alliance One International, Inc.*	81,257
2,141	American Dairy, Inc.*	36,269
4,590	American Italian Pasta Co., Class A*	178,597
13,513	American Oriental Bioengineering, Inc.*	41,890
3,988	Andersons, Inc. (The)	130,527
262	Arden Group, Inc., Class A	23,331
10,431	B&G Foods, Inc., Class A	110,569
1,926	Boston Beer Co., Inc., Class A*	127,212
2,281	Calavo Growers, Inc.	36,428
2,964	Cal-Maine Foods, Inc.	95,945
11,132	Casey’s General Stores, Inc.	410,437
1,817	Cellu Tissue Holdings, Inc.*	16,462
12,892	Central Garden and Pet Co., Class A*	121,958
2,284	China Sky One Medical, Inc.*	28,915
2,092	China-Biotics, Inc.*	29,957
9,755	Chiquita Brands International, Inc.*	120,474
923	Coca-Cola Bottling Co. Consolidated	45,928
18,008	Darling International, Inc.*	144,064
4,776	Diamond Foods, Inc.	197,965
7,832	Dole Food Co., Inc.*	71,663
5,294	Elizabeth Arden, Inc.*	89,998
1,463	Farmer Bros Co.	25,588
3,477	Female Health Co. (The)	20,306
8,978	Fresh Del Monte Produce, Inc.*	179,560
7,367	Great Atlantic & Pacific Tea Co.*	39,708
715	Griffin Land & Nurseries, Inc.	19,448
8,911	Hain Celestial Group, Inc. (The)*	192,121
1,982	Harbinger Group, Inc.*	12,883
19,435	Heckmann Corp.*	103,783
2,334	HQ Sustainable Maritime Industries, Inc.*	11,437
2,675	Imperial Sugar Co.	28,248
2,785	Ingles Markets, Inc., Class A	42,304
3,116	Inter Parfums, Inc.	48,703
3,103	J&J Snack Foods Corp.	137,866
4,203	Lancaster Colony Corp.	229,736
6,084	Lance, Inc.	117,421
1,061	Lifeway Foods, Inc.*	11,109
3,443	Mannatech, Inc.	8,711
2,842	Medifast, Inc.*	89,154
2,806	Nash Finch Co.	101,325
2,378	National Beverage Corp.	28,393
10,825	Nu Skin Enterprises, Inc., Class A	311,327
2,387	Nutraceutical International Corp.*	33,728
1,126	Oil-Dri Corp. of America	22,126
4,098	Omega Protein Corp.*	18,154
1,195	Orchids Paper Products Co.*	16,395
3,466	Overhill Farms, Inc.*	21,281
4,920	Pantry, Inc. (The)*	75,227
7,414	Prestige Brands Holdings, Inc.*	57,236
3,499	Pricesmart, Inc.	84,011
4,268	Revlon, Inc., Class A*	59,112
9,413	Ruddick Corp.	310,817
5,105	Sanderson Farms, Inc.	280,009
2,470	Schiff Nutrition International, Inc.	17,537
2,047	Seneca Foods Corp., Class A*	60,305
13,716	Smart Balance, Inc.*	82,022
4,866	Spartan Stores, Inc.	74,158
19,535	Star Scientific, Inc.*	29,889
1,679	Susser Holdings Corp.*	16,840
3,937	Synutra International, Inc.*	77,795
5,449	Tootsie Roll Industries, Inc.	136,443
7,621	TreeHouse Foods, Inc.*	351,328
9,403	United Natural Foods, Inc.*	291,963
5,475	Universal Corp.	223,763
1,370	USANA Health Sciences, Inc.*	51,307
8,504	Vector Group Ltd.	133,513
1,363	Village Super Market, Inc., Class A	36,637
3,615	WD-40 Co.	117,994
2,412	Weis Markets, Inc.	81,453
11,934	Winn-Dixie Stores, Inc.*	133,661
5,275	Zhongpin, Inc.*	64,144
		6,900,050
	Energy - 4.0%

12,926	Allis-Chalmers Energy, Inc.*	37,227
1,786	Alon USA Energy, Inc.	12,056
1,999	Apco Oil and Gas International, Inc.	56,472
2,627	Approach Resources, Inc.*	18,836
8,368	Arena Resources, Inc.*	275,140

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14,787	Atlas Energy, Inc.*	$456,623
8,698	ATP Oil & Gas Corp.*	92,547
4,956	Basic Energy Services, Inc.*	40,441
11,092	Berry Petroleum Co., Class A	340,968
8,412	Bill Barrett Corp.*	273,895
1,895	Bolt Technology Corp.*	16,505
17,124	Boots & Coots, Inc.*	50,516
20,268	BPZ Resources, Inc.*	103,772
25,468	Brigham Exploration Co.*	437,540
7,859	Bristow Group, Inc.*	255,417
5,185	Bronco Drilling Co., Inc.*	18,925
9,810	Cal Dive International, Inc.*	54,151
4,223	CARBO Ceramics, Inc.	273,228
6,724	Carrizo Oil & Gas, Inc.*	119,284
12,319	Cheniere Energy, Inc.*	34,863
1,287	Clayton Williams Energy, Inc.*	58,430
7,802	Clean Energy Fuels Corp.*	116,406
6,700	Cloud Peak Energy, Inc.*	98,892
12,774	Complete Production Services, Inc.*	166,190
2,653	Contango Oil & Gas Co.*	133,393
1,539	CREDO Petroleum Corp.*	13,097
8,862	Crosstex Energy, Inc.*	59,907
5,921	Cubic Energy, Inc.*	5,270
5,045	CVR Energy, Inc.*	38,140
1,710	Dawson Geophysical Co.*	38,441
2,774	Delek U.S. Holdings, Inc.	18,392
38,956	Delta Petroleum Corp.*	45,968
10,866	DHT Holdings, Inc.	45,094
6,366	Dril-Quip, Inc.*	310,088
30,837	Endeavour International Corp.*	42,247
4,073	ENGlobal Corp.*	10,834
28,561	Evergreen Energy, Inc.*	5,455
9,297	FX Energy, Inc.*	33,469
10,683	General Maritime Corp.	73,820
2,146	Geokinetics, Inc.*	11,438
1,923	Georesources, Inc.*	27,537
21,849	Global Industries Ltd.*	114,052
6,835	GMX Resources, Inc.*	46,615
7,083	Golar LNG Ltd.*	80,959
5,364	Goodrich Petroleum Corp.*	65,655
44,618	Gran Tierra Energy, Inc.*	235,583
2,556	Green Plains Renewable Energy, Inc.*	28,397
2,680	Gulf Island Fabrication, Inc.	48,964
4,983	GulfMark Offshore, Inc., Class A*	130,256
5,746	Gulfport Energy Corp.*	75,445
7,225	Harvest Natural Resources, Inc.*	54,693
25,110	Hercules Offshore, Inc.*	78,343
5,019	Hornbeck Offshore Services, Inc.*	76,690
26,024	International Coal Group, Inc.*	112,684
29,743	ION Geophysical Corp.*	161,504
234	Isramco, Inc.*	11,936
6,045	James River Coal Co.*	96,962
27,070	Key Energy Services, Inc.*	258,789
3,744	Knightsbridge Tankers Ltd.	64,659
3,255	Lufkin Industries, Inc.	259,521
5,728	Matrix Service Co.*	56,364
17,860	McMoRan Exploration Co.*	191,995
2,650	Natural Gas Services Group, Inc.*	42,559
19,419	Newpark Resources, Inc.*	124,670
10,270	Nordic American Tanker Shipping	291,668
9,169	Northern Oil and Gas, Inc.*	132,309
51,179	Oilsands Quest, Inc.*	36,808
881	OYO Geospace Corp.*	40,200
1,565	Panhandle Oil and Gas, Inc., Class A	39,344
25,418	Parker Drilling Co.*	122,261
16,181	Patriot Coal Corp.*	269,737
9,940	Penn Virginia Corp.	217,587
4,209	Petroleum Development Corp.*	86,705
11,212	Petroquest Energy, Inc.*	70,411
2,898	PHI, Inc. (Non-Voting)*	51,092
10,113	Pioneer Drilling Co.*	59,970
122	PrimeEnergy Corp.*	2,431
6,588	Rex Energy Corp.*	68,845
1,673	Rex Stores Corp.*	30,114
11,450	Rosetta Resources, Inc.*	251,098
6,164	RPC, Inc.	69,592
9,752	Ship Finance International Ltd.	176,316
9,119	Stone Energy Corp.*	122,286
16,820	Sulphco, Inc.*	5,483
3,940	Superior Well Services, Inc.*	59,533
8,193	Swift Energy Co.*	226,536
13,816	Syntroleum Corp.*	28,323
2,754	T-3 Energy Services, Inc.*	73,449
3,750	Teekay Tankers Ltd., Class A	41,062
16,483	Tetra Technologies, Inc.*	165,819
3,041	TGC Industries, Inc.*	10,278
5,463	Toreador Resources Corp.*	38,460
2,186	Union Drilling, Inc.*	11,892
11,415	Uranerz Energy Corp.*	17,807
12,318	Uranium Energy Corp.*	31,657
24,608	USEC, Inc.*	129,930
12,760	Vaalco Energy, Inc.*	68,138
17,051	Vantage Drilling Co.*	26,941
3,947	Venoco, Inc.*	57,113
7,439	W&T Offshore, Inc.	72,456
15,475	Warren Resources, Inc.*	46,734
8,919	Western Refining, Inc.*	46,914
2,240	Westmoreland Coal Co.*	23,229
8,645	Willbros Group, Inc.*	80,312
12,908	World Fuel Services Corp.	335,995
3,199	Zion Oil & Gas, Inc.*	16,795
		10,491,839
	Financials - 17.7%

3,290	1st Source Corp.	63,267
4,792	Abington Bancorp, Inc.	42,553
8,686	Acadia Realty Trust (REIT)	155,393
10,046	Advance America Cash Advance Centers, Inc.	48,522
1,880	Agree Realty Corp. (REIT)	44,763
451	Alexander’s, Inc. (REIT)	146,291
898	Alliance Financial Corp./NY	24,946
10,106	Alterra Capital Holdings Ltd.	189,083
62,934	Ambac Financial Group, Inc.*	75,521
11,427	American Campus Communities, Inc. (REIT)	305,901
4,758	American Capital Agency Corp. (REIT)	124,945
73,954	American Capital Ltd.*	394,175
12,738	American Equity Investment Life Holding Co.	119,865
1,337	American National Bankshares, Inc.	26,927
1,820	American Physicians Capital, Inc.	56,438
1,397	American Physicians Service Group, Inc.	33,053
567	American Realty Investors, Inc.*	4,837
1,884	American Safety Insurance Holdings Ltd.*	30,087
5,121	Ameris Bancorp	57,714
4,130	Amerisafe, Inc.*	69,797

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,432	Ames National Corp.	$26,721
4,976	Amtrust Financial Services, Inc.	65,534
24,834	Anworth Mortgage Asset Corp. (REIT)	168,375
2,189	Apollo Commercial Real Estate Finance, Inc. (REIT)	37,082
38,595	Apollo Investment Corp.	402,546
41,398	Ares Capital Corp.	560,529
6,749	Argo Group International Holdings Ltd.	203,955
2,050	Arrow Financial Corp.	52,234
6,050	Artio Global Investors, Inc.	111,865
10,039	Ashford Hospitality Trust, Inc. (REIT)*	79,810
3,274	Asset Acceptance Capital Corp.*	19,349
6,142	Associated Estates Realty Corp. (REIT)	84,207
26,936	Assured Guaranty Ltd.	452,525
18,729	Astoria Financial Corp.	278,688
512	Auburn National Bancorp., Inc.	10,138
1,709	Avatar Holdings, Inc.*	35,530
1,786	Baldwin & Lyons, Inc., Class B	40,310
1,431	Bancfirst Corp.	56,796
6,000	Banco Latinoamericano de Comercio Exterior S.A., Class E	77,520
797	Bancorp Rhode Island, Inc.	22,786
4,378	Bancorp, Inc. (The)/DE*	34,893
10,266	Bank Mutual Corp.	65,908
674	Bank of Kentucky Financial Corp.	10,784
1,133	Bank of Marin Bancorp	35,316
2,853	Bank of the Ozarks, Inc.	100,682
4,698	BankFinancial Corp.	40,074
4,368	Banner Corp.	18,826
807	Bar Harbor Bankshares	21,507
7,154	Beneficial Mutual Bancorp, Inc.*	73,758
3,001	Berkshire Hills Bancorp, Inc.	54,738
10,140	BGC Partners, Inc., Class A	63,172
24,870	BioMed Realty Trust, Inc. (REIT)	423,039
2,743	BlackRock Kelso Capital Corp.	28,802
14,847	Boston Private Financial Holdings, Inc.	108,680
1,361	Bridge Bancorp, Inc.	30,296
12,929	Brookline Bancorp, Inc.	128,773
671	Brooklyn Federal Bancorp, Inc.	3,758
1,851	Bryn Mawr Bank Corp.	32,355
4,294	Calamos Asset Management, Inc., Class A	47,234
400	California First National Bancorp	5,072
1,672	Camden National Corp.	52,501
2,578	Cape Bancorp, Inc.*	18,381
2,597	Capital City Bank Group, Inc.	38,981
650	Capital Southwest Corp.	59,904
12,526	CapLease, Inc. (REIT)	64,008
15,157	Capstead Mortgage Corp. (REIT)	173,093
6,200	Cardinal Financial Corp.	65,100
2,930	Cardtronics, Inc.*	37,943
6,472	Cash America International, Inc.	239,140
17,189	Cathay General Bancorp	189,423
30,193	CBL & Associates Properties, Inc. (REIT)	431,458
10,483	Cedar Shopping Centers, Inc. (REIT)	72,018
2,702	Center Bancorp, Inc.	19,914
4,065	Centerstate Banks, Inc.	47,032
6,642	Central Pacific Financial Corp.*	16,007
768	Century Bancorp, Inc./MA, Class A	15,575
5,317	Chemical Financial Corp.	128,778
1,641	Chesapeake Lodging Trust (REIT)*	29,111
610	Cheviot Financial Corp.	4,850
1,415	Chicopee Bancorp, Inc.*	16,556
6,019	China Housing & Land Development, Inc.*	17,756
2,654	Citizens & Northern Corp.	33,547
869	Citizens Holding Co.	17,667
86,396	Citizens Republic Bancorp, Inc.*	95,036
7,290	Citizens, Inc./TX*	49,718
3,497	City Holding Co.	112,219
2,031	Clifton Savings Bancorp, Inc.	17,873
3,681	CNA Surety Corp.*	60,442
1,893	CNB Financial Corp./PA	27,221
55,091	CNO Financial Group, Inc.*	309,061
6,425	CoBiz Financial, Inc.	42,598
7,569	Cogdell Spencer, Inc. (REIT)	50,788
3,764	Cohen & Steers, Inc.	91,089
15,260	Colonial Properties Trust (REIT)	230,121
3,147	Colony Financial, Inc. (REIT)	57,244
8,557	Columbia Banking System, Inc.	191,078
7,172	Community Bank System, Inc.	163,880
3,315	Community Trust Bancorp, Inc.	88,908
6,909	Compass Diversified Holdings	99,628
3,545	CompuCredit Holdings Corp.	16,236
1,185	Consolidated-Tomoka Land Co.	35,254
16,259	Cousins Properties, Inc. (REIT)	125,357
4,708	Cowen Group, Inc., Class A*	22,316
4,554	Crawford & Co., Class B*	15,301
1,318	Credit Acceptance Corp.*	62,829
2,976	CreXus Investment Corp. (REIT)	38,777
18,593	CVB Financial Corp.	184,628
3,616	Cypress Sharpridge Investments, Inc. (REIT)	47,333
4,780	Danvers Bancorp, Inc.	75,667
44,751	DCT Industrial Trust, Inc. (REIT)	216,595
10,130	Delphi Financial Group, Inc., Class A	263,076
44,959	Developers Diversified Realty Corp. (REIT)	514,331
524	Diamond Hill Investment Group, Inc.	34,568
28,591	DiamondRock Hospitality Co. (REIT)*	261,322
5,656	Dime Community Bancshares	72,171
5,275	Dollar Financial Corp.*	106,555
2,540	Donegal Group, Inc., Class A	32,944
1,472	Doral Financial Corp.*	4,710
3,550	Duff & Phelps Corp., Class A	47,889
8,380	DuPont Fabros Technology, Inc. (REIT)	214,025
2,820	Dynex Capital, Inc. (REIT)	26,564
404,380	E*Trade Financial Corp.*	598,482
3,314	Eagle Bancorp, Inc.*	43,181
32,316	East West Bancorp, Inc.	549,372
1,716	Eastern Insurance Holdings, Inc.	18,842
5,872	EastGroup Properties, Inc. (REIT)	217,147
12,419	Education Realty Trust, Inc. (REIT)	78,985
5,111	eHealth, Inc.*	67,670
1,072	EMC Insurance Group, Inc.	23,906
9,640	Employers Holdings, Inc.	153,758
2,951	Encore Capital Group, Inc.*	61,676
1,459	Enstar Group Ltd.*	91,333
1,199	Enterprise Bancorp, Inc./MA	13,357

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,491	Enterprise Financial Services Corp.	$25,059
10,122	Entertainment Properties Trust (REIT)	414,395
2,782	Epoch Holding Corp.	32,995
5,533	Equity Lifestyle Properties, Inc. (REIT)	286,609
7,627	Equity One, Inc. (REIT)	130,956
2,012	ESB Financial Corp.	27,343
3,091	ESSA Bancorp, Inc.	38,761
3,170	Evercore Partners, Inc., Class A	103,342
18,921	Extra Space Storage, Inc. (REIT)	284,572
9,907	EZCORP, Inc., Class A*	181,397
1,407	Farmers Capital Bank Corp.	9,596
2,839	FBL Financial Group, Inc., Class A	69,357
3,965	FBR Capital Markets Corp.*	16,058
14,168	FelCor Lodging Trust, Inc. (REIT)*	95,776
8,510	Fifth Street Finance Corp.	97,099
2,367	Financial Institutions, Inc.	45,162
3,679	First Acceptance Corp.*	6,659
1,907	First Bancorp, Inc./ME	28,071
17,594	First BanCorp./Puerto Rico	23,400
3,224	First Bancorp/NC	52,035
10,533	First Busey Corp.	49,400
2,993	First California Financial Group, Inc.*	8,799
5,032	First Cash Financial Services, Inc.*	105,823
18,629	First Commonwealth Financial Corp.	97,430
3,237	First Community Bancshares, Inc./VA	51,986
1,779	First Defiance Financial Corp.	19,267
12,660	First Financial Bancorp	201,231
4,557	First Financial Bankshares, Inc.	228,670
2,586	First Financial Corp./IN	73,313
3,479	First Financial Holdings, Inc.	48,776
3,699	First Financial Northwest, Inc.	17,792
884	First Financial Service Corp.	6,710
12,278	First Industrial Realty Trust, Inc. (REIT)*	82,140
13,524	First Marblehead Corp. (The)*	37,867
5,584	First Merchants Corp.	48,190
3,130	First Mercury Financial Corp.	38,374
16,146	First Midwest Bancorp, Inc./IL	223,945
1,183	First of Long Island Corp. (The)	29,989
8,283	First Potomac Realty Trust (REIT)	121,760
1,787	First South Bancorp, Inc./NC	24,267
23,465	FirstMerit Corp.	437,388
2,416	Flagstar Bancorp, Inc.*	12,272
8,031	Flagstone Reinsurance Holdings S.A.	94,926
6,596	Flushing Financial Corp.	89,310
24,963	FNB Corp./PA	204,447
7,853	Forestar Group, Inc.*	144,103
1,180	Fox Chase Bancorp, Inc.*	12,685
2,180	FPIC Insurance Group, Inc.*	59,492
14,625	Franklin Street Properties Corp. (REIT)	180,619
1,560	GAMCO Investors, Inc., Class A	61,823
2,423	German American Bancorp, Inc.	38,671
4,499	Getty Realty Corp. (REIT)	100,418
14,207	GFI Group, Inc.	85,952
15,748	Glacier Bancorp, Inc.	249,763
4,619	Gladstone Capital Corp.	52,056
1,877	Gladstone Commercial Corp. (REIT)	30,482
4,834	Gladstone Investment Corp.	25,862
12,026	Gleacher & Co., Inc.*	47,382
13,514	Glimcher Realty Trust (REIT)	94,057
3,668	Government Properties Income Trust (REIT)	97,642
9,328	Gramercy Capital Corp./NY (REIT)*	14,832
2,199	Great Southern Bancorp, Inc.	54,293
6,166	Greenlight Capital Re Ltd., Class A*	149,710
11,492	Guaranty Bancorp*	17,123
2,070	Hallmark Financial Services*	21,052
4,038	Hampton Roads Bankshares, Inc.*	7,914
6,193	Hancock Holding Co.	236,758
2,884	Harleysville Group, Inc.	94,105
6,758	Harris & Harris Group, Inc.*	28,519
7,927	Hatteras Financial Corp. (REIT)	219,578
13,564	Healthcare Realty Trust, Inc. (REIT)	311,023
2,890	Heartland Financial USA, Inc.	51,673
7,738	Hercules Technology Growth Capital, Inc.	68,172
2,010	Heritage Financial Corp./WA*	30,090
439	Heritage Financial Group	5,391
26,519	Hersha Hospitality Trust (REIT)	128,087
15,515	Highwoods Properties, Inc. (REIT)	457,072
8,681	Hilltop Holdings, Inc.*	92,105
1,954	Home Bancorp, Inc.*	26,653
4,218	Home Bancshares, Inc./AR	99,465
3,656	Home Federal Bancorp, Inc./ID	55,973
7,590	Home Properties, Inc. (REIT)	369,102
8,581	Horace Mann Educators Corp.	131,890
5,858	Iberiabank Corp.	321,780
1,426	Independence Holding Co.	10,324
4,581	Independent Bank Corp./MA	110,952
984	IndyMac Bancorp, Inc.*	39
3,003	Infinity Property & Casualty Corp.	140,540
15,378	Inland Real Estate Corp. (REIT)	128,099
2,830	International Assets Holding Corp.*	46,299
11,418	International Bancshares Corp.	225,506
5,603	Invesco Mortgage Capital, Inc. (REIT)	115,366
10,298	Investors Bancorp, Inc.*	140,671
15,987	Investors Real Estate Trust (REIT)	139,567
20,634	iStar Financial, Inc. (REIT)*	125,248
3,203	JMP Group, Inc.	22,485
926	Kansas City Life Insurance Co.	28,039
2,239	Kayne Anderson Energy Development Co.	32,376
7,632	KBW, Inc.*	191,487
3,973	Kearny Financial Corp.	34,923
664	Kentucky First Federal Bancorp	6,580
876	K-Fed Bancorp	8,760
11,454	Kilroy Realty Corp. (REIT)	376,837
10,136	Kite Realty Group Trust (REIT)	49,666
20,362	Knight Capital Group, Inc., Class A*	297,489
4,071	Kohlberg Capital Corp.	19,744
9,405	LaBranche & Co., Inc.*	39,971
4,481	Lakeland Bancorp, Inc.	44,541
3,470	Lakeland Financial Corp.	70,094
15,289	LaSalle Hotel Properties (REIT)	344,002
1,615	Legacy Bancorp, Inc.	14,147
23,203	Lexington Realty Trust (REIT)	144,091

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,610	Life Partners Holdings, Inc.	$32,554
5,075	LTC Properties, Inc. (REIT)	130,377
10,930	Maiden Holdings Ltd.	75,854
2,190	Main Street Capital Corp.	31,886
4,410	MainSource Financial Group, Inc.	36,647
6,949	MarketAxess Holdings, Inc.	102,567
11,530	MB Financial, Inc.	251,930
14,319	MCG Capital Corp.	78,039
11,805	Meadowbrook Insurance Group, Inc.	102,585
3,258	Medallion Financial Corp.	23,946
24,357	Medical Properties Trust, Inc. (REIT)	232,609
1,224	Mercer Insurance Group, Inc.	20,906
1,046	Merchants Bancshares, Inc.	23,922
2,137	Meridian Interstate Bancorp, Inc.*	24,490
2,105	Metro Bancorp, Inc.*	27,344
21,194	MF Global Holdings Ltd.*	163,194
61,384	MFA Financial, Inc. (REIT)	449,945
43,901	MGIC Investment Corp.*	410,913
6,556	Mid-America Apartment Communities, Inc. (REIT)	358,154
1,438	MidSouth Bancorp, Inc.	22,001
3,866	Mission West Properties, Inc. (REIT)	25,941
5,708	Monmouth Real Estate Investment Corp., Class A (REIT)	41,269
15,569	Montpelier Re Holdings Ltd.	243,032
4,734	MVC Capital, Inc.	60,974
7,229	Nara Bancorp, Inc.*	55,157
754	NASB Financial, Inc.	12,886
1,519	National Bankshares, Inc.	37,626
9,013	National Financial Partners Corp.*	125,641
5,683	National Health Investors, Inc. (REIT)	234,026
1,338	National Interstate Corp.	27,523
27,679	National Penn Bancshares, Inc.	193,476
17,505	National Retail Properties, Inc. (REIT)	384,760
493	National Western Life Insurance Co., Class A	82,331
2,735	Navigators Group, Inc. (The)*	112,026
7,501	NBT Bancorp, Inc.	164,647
4,219	Nelnet, Inc., Class A	83,536
23,387	NewAlliance Bancshares, Inc.	275,265
6,060	NewStar Financial, Inc.*	41,996
4,735	NGP Capital Resources Co.	34,518
1,287	Northeast Community Bancorp, Inc.	7,413
4,241	Northfield Bancorp, Inc.	61,664
1,385	Northrim BanCorp, Inc.	23,850
14,530	NorthStar Realty Finance Corp. (REIT)	45,769
8,461	Northwest Bancshares, Inc.	98,401
409	Norwood Financial Corp.	10,839
1,049	NYMAGIC, Inc.	21,347
2,867	OceanFirst Financial Corp.	35,063
12,490	Ocwen Financial Corp.*	151,878
872	Ohio Valley Banc Corp.	17,693
19,091	Old National Bancorp/IN	219,165
441	Old Point Financial Corp.	5,548
2,347	Old Second Bancorp, Inc.	9,670
19,436	Omega Healthcare Investors, Inc. (REIT)	385,999
2,606	OmniAmerican Bancorp, Inc.*	30,177
2,071	Oppenheimer Holdings Inc., Class A	57,843
9,250	optionsXpress Holdings, Inc.*	148,462
7,222	Oriental Financial Group, Inc.	98,797
2,214	Oritani Financial Corp.	32,302
1,395	Orrstown Financial Services, Inc.	34,066
10,225	Pacific Capital Bancorp N.A.*	16,564
4,028	Pacific Continental Corp.	44,671
5,837	PacWest Bancorp	121,643
2,566	Park National Corp.	166,020
4,733	Parkway Properties, Inc./MD (REIT)	79,751
1,908	Peapack Gladstone Financial Corp.	25,376
4,121	Pebblebrook Hotel Trust (REIT)*	84,563
6,872	PennantPark Investment Corp.	68,892
839	Penns Woods Bancorp, Inc.	24,818
10,742	Pennsylvania Real Estate Investment Trust (REIT)	148,132
3,223	PennyMac Mortgage Investment Trust (REIT)*	54,404
4,272	Penson Worldwide, Inc.*	28,879
2,291	Peoples Bancorp, Inc./OH	34,754
831	Peoples Financial Corp./MS	11,061
11,912	PHH Corp.*	262,660
25,318	Phoenix Cos, Inc. (The)*	71,397
4,950	Pico Holdings, Inc.*	164,786
7,211	Pinnacle Financial Partners, Inc.*	98,574
4,311	Piper Jaffray Cos.*	142,737
9,795	Platinum Underwriters Holdings Ltd.	360,554
7,056	PMA Capital Corp., Class A*	47,699
31,087	PMI Group, Inc. (The)*	145,798
617	Porter Bancorp, Inc.	8,764
3,715	Portfolio Recovery Associates, Inc.*	254,329
10,611	Post Properties, Inc. (REIT)	266,124
8,704	Potlatch Corp. (REIT)	303,247
20,408	PremierWest Bancorp*	13,469
4,554	Presidential Life Corp.	47,771
3,837	Primus Guaranty Ltd.*	15,041
11,603	PrivateBancorp, Inc.	153,740
7,248	ProAssurance Corp.*	426,617
14,651	Prospect Capital Corp.	151,052
10,096	Prosperity Bancshares, Inc.	363,860
13,105	Provident Financial Services, Inc.	161,978
7,581	Provident New York Bancorp	68,911
821	Prudential Bancorp, Inc. of Pennsylvania	5,337
3,918	PS Business Parks, Inc. (REIT)	211,219
1,689	Pzena Investment Management, Inc., Class A	11,840
749	QC Holdings, Inc.	2,734
28,958	Radian Group, Inc.	297,688
17,325	RAIT Financial Trust (REIT)*	43,486
6,973	Ramco-Gershenson Properties Trust (REIT)	75,378
16,972	Redwood Trust, Inc. (REIT)	257,805
4,616	Renasant Corp.	66,240
2,053	Republic Bancorp, Inc./KY, Class A	47,527
1,569	Republic First Bancorp, Inc.*	4,660
2,700	Resource America, Inc., Class A	10,584
7,519	Resource Capital Corp. (REIT)	42,182
1,400	Rewards Network, Inc.	14,980
4,818	Riskmetrics Group, Inc.*	104,213
4,092	RLI Corp.	225,551
1,807	Rockville Financial, Inc.	21,792
1,819	Roma Financial Corp.	21,009
5,154	S&T Bancorp, Inc.	111,172

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,507	S. Y. Bancorp, Inc.	$58,764
4,455	Safeguard Scientifics, Inc.*	50,341
2,902	Safety Insurance Group, Inc.	104,849
4,481	Sanders Morris Harris Group, Inc.	23,929
5,274	Sandy Spring Bancorp, Inc.	81,642
950	Santander BanCorp*	10,592
1,407	Saul Centers, Inc. (REIT)	53,958
2,770	SCBT Financial Corp.	99,138
4,751	SeaBright Holdings, Inc.	48,983
11,570	Selective Insurance Group, Inc.	180,492
1,840	Shore Bancshares, Inc.	23,570
1,921	Sierra Bancorp	23,782
8,891	Signature Bank/NY*	336,435
3,655	Simmons First National Corp., Class A	96,346
3,213	Smithtown Bancorp, Inc.	8,675
1,227	Solar Capital Ltd.	26,184
47,171	South Financial Group, Inc. (The)	12,840
3,032	Southside Bancshares, Inc.	61,400
4,221	Southwest Bancorp, Inc./OK	65,257
6,022	Sovran Self Storage, Inc. (REIT)	216,973
10,172	Starwood Property Trust, Inc. (REIT)	185,436
3,134	State Auto Financial Corp.	56,663
3,575	State Bancorp, Inc./NY	32,890
4,973	StellarOne Corp.	68,428
5,857	Sterling Bancorp/NY	56,051
22,464	Sterling Bancshares, Inc./TX	120,182
11,478	Sterling Financial Corp./WA*	9,756
3,756	Stewart Information Services Corp.	39,814
6,583	Stifel Financial Corp.*	333,561
32,941	Strategic Hotels & Resorts, Inc. (REIT)*	161,411
2,102	Suffolk Bancorp	66,255
2,969	Sun Bancorp, Inc./NJ*	14,132
3,618	Sun Communities, Inc. (REIT)	107,020
21,498	Sunstone Hotel Investors, Inc. (REIT)*	237,123
28,384	Susquehanna Bancshares, Inc.	248,928
8,982	SVB Financial Group*	402,933
6,092	SWS Group, Inc.	61,164
8,818	Tanger Factory Outlet Centers (REIT)	367,005
2,662	Tejon Ranch Co.*	65,219
1,916	Terreno Realty Corp. (REIT)*	34,584
2,680	Territorial Bancorp, Inc.	52,903
7,798	Texas Capital Bancshares, Inc.*	142,469
4,542	Thomas Weisel Partners Group, Inc.*	31,158
5,823	TICC Capital Corp.	47,923
1,988	Tompkins Financial Corp.	79,162
1,044	Tower Bancorp, Inc.	24,597
9,742	Tower Group, Inc.	213,447
5,095	TowneBank/VA	74,234
7,295	TradeStation Group, Inc.*	51,867
301	Transcontinental Realty Investors, Inc.*	2,820
1,403	Tree.com, Inc.*	9,849
2,307	Triangle Capital Corp.	32,252
3,048	Trico Bancshares	55,748
16,691	TrustCo Bank Corp NY	103,985
13,944	Trustmark Corp.	311,927
2,815	U.S. Global Investors, Inc., Class A	19,986
7,054	UMB Financial Corp.	274,753
2,021	UMH Properties, Inc. (REIT)	18,391
24,935	Umpqua Holdings Corp.	313,184
5,679	Union First Market Bankshares Corp.	88,479
8,034	United America Indemnity Ltd., Class A*	63,951
8,362	United Bankshares, Inc.	225,105
17,976	United Community Banks, Inc./GA*	83,319
3,601	United Financial Bancorp, Inc.	48,830
4,852	United Fire & Casualty Co.	103,590
1,319	United Security Bancshares, Inc./AL	18,572
2,426	Universal Health Realty Income Trust (REIT)	79,015
2,891	Universal Insurance Holdings, Inc.	13,674
3,602	Univest Corp. of Pennsylvania	69,375
4,469	Urstadt Biddle Properties, Inc., Class A (REIT)	74,811
17,429	U-Store-It Trust (REIT)	143,266
2,222	ViewPoint Financial Group	35,285
1,270	Virtus Investment Partners, Inc.*	28,943
5,045	Walter Investment Management Corp. (REIT)	82,233
3,351	Washington Banking Co.	43,999
12,757	Washington Real Estate Investment Trust (REIT)	374,801
3,067	Washington Trust Bancorp, Inc.	55,973
1,559	Waterstone Financial, Inc.*	5,722
14,922	Webster Financial Corp.	285,756
5,041	WesBanco, Inc.	94,872
3,412	West Bancorp., Inc.*	27,228
6,393	Westamerica Bancorp.	355,898
10,042	Western Alliance Bancorp.*	80,838
6,479	Westfield Financial, Inc.	55,136
1,226	Westwood Holdings Group, Inc.	45,546
1,272	Wilber Corp.	8,255
4,219	Wilshire Bancorp, Inc.	42,949
3,289	Winthrop Realty Trust (REIT)	42,099
6,602	Wintrust Financial Corp.	235,427
3,555	World Acceptance Corp.*	127,020
1,548	WSFS Financial Corp.	62,431
3,533	Yadkin Valley Financial Corp.	15,475
		47,021,678
	Health Care - 11.3%

4,797	Abaxis, Inc.*	107,980
6,739	Abiomed, Inc.*	65,705
5,969	Accelrys, Inc.*	41,007
8,683	Accuray, Inc.*	52,966
8,325	Acorda Therapeutics, Inc.*	286,213
1,789	Acura Pharmaceuticals, Inc.*	6,011
10,149	Adolor Corp.*	16,441
3,813	Affymax, Inc.*	83,886
15,484	Affymetrix, Inc.*	101,420
3,005	AGA Medical Holdings, Inc.*	42,250
2,379	Air Methods Corp.*	78,340
12,352	Akorn, Inc.*	35,697
5,118	Albany Molecular Research, Inc.*	32,858
12,765	Align Technology, Inc.*	190,454
20,698	Alkermes, Inc.*	235,026
5,748	Alliance HealthCare Services, Inc.*	31,959
9,853	Allied Healthcare International, Inc.*	26,308
15,806	Allos Therapeutics, Inc.*	113,171
1,758	Almost Family, Inc.*	63,938
7,888	Alnylam Pharmaceuticals, Inc.*	124,630

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,565	Alphatec Holdings, Inc.*	$45,651
4,597	AMAG Pharmaceuticals, Inc.*	146,368
5,991	Amedisys, Inc.*	297,873
1,809	America Service Group, Inc.	33,286
2,461	American Caresource Holdings, Inc.*	4,430
3,356	American Dental Partners, Inc.*	40,238
16,166	American Medical Systems Holdings, Inc.*	364,705
11,583	AMERIGROUP Corp.*	416,061
4,042	Amicus Therapeutics, Inc.*	12,086
7,147	AMN Healthcare Services, Inc.*	59,463
6,714	Amsurg Corp.*	132,937
2,802	Analogic Corp.	121,102
5,350	Angiodynamics, Inc.*	79,019
3,947	Ardea Biosciences, Inc.*	98,793
22,149	Arena Pharmaceuticals, Inc.*	68,219
23,831	Ariad Pharmaceuticals, Inc.*	91,511
9,068	Arqule, Inc.*	55,405
11,077	Array Biopharma, Inc.*	42,314
4,557	ARYx Therapeutics, Inc.*	2,689
2,202	Assisted Living Concepts, Inc., Class A*	72,996
7,337	athenahealth, Inc.*	181,664
328	Atrion Corp.	44,723
11,341	ATS Medical, Inc.*	44,910
10,129	Auxilium Pharmaceuticals, Inc.*	291,513
15,822	AVANIR Pharmaceuticals, Inc., Class A*	37,815
21,015	AVI BioPharma, Inc.*	30,051
5,366	BioCryst Pharmaceuticals, Inc.*	37,991
3,331	Biodel, Inc.*	16,389
2,227	BioDelivery Sciences International, Inc.*	6,481
2,987	BioMimetic Therapeutics, Inc.*	36,382
5,179	Bio-Reference Labs, Inc.*	118,444
8,496	BioScrip, Inc.*	55,139
836	Biospecifics Technologies Corp.*	20,240
7,089	BMP Sunstone Corp.*	35,232
3,729	Bovie Medical Corp.*	13,611
10,708	Bruker Corp.*	136,366
5,387	Cadence Pharmaceuticals, Inc.*	42,719
6,400	Cambrex Corp.*	26,688
2,742	Cantel Medical Corp.	46,998
4,935	Capital Senior Living Corp.*	24,478
2,268	Caraco Pharmaceutical Laboratories Ltd.*	11,930
4,379	Cardiac Science Corp.*	4,948
5,202	CardioNet, Inc.*	40,159
2,088	Cardiovascular Systems, Inc.*	9,981
14,137	Cardium Therapeutics, Inc.*	7,153
8,031	Catalyst Health Solutions, Inc.*	307,507
17,920	Celera Corp.*	126,694
143,435	Cell Therapeutics, Inc.*	51,651
5,484	Celldex Therapeutics, Inc.*	36,798
10,561	Centene Corp.*	241,002
12,687	Cepheid, Inc.*	226,844
6,919	Chelsea Therapeutics International, Inc.*	22,487
4,947	Chemed Corp.	281,534
2,915	Chindex International, Inc.*	31,657
7,127	Clarient, Inc.*	21,595
2,917	Clinical Data, Inc.*	48,043
2,130	Computer Programs & Systems, Inc.	91,611
6,684	Conceptus, Inc.*	111,556
6,360	Conmed Corp.*	123,638
6,412	Continucare Corp.*	24,814
1,427	Cornerstone Therapeutics, Inc.*	7,934
1,542	Corvel Corp.*	54,695
6,738	Cross Country Healthcare, Inc.*	57,340
6,193	CryoLife, Inc.*	32,080
12,623	Cubist Pharmaceuticals, Inc.*	271,395
1,769	Cumberland Pharmaceuticals, Inc.*	12,312
16,159	Curis, Inc.*	50,901
2,909	Cutera, Inc.*	25,832
5,989	Cyberonics, Inc.*	105,167
2,141	Cynosure, Inc., Class A*	24,215
8,335	Cypress Bioscience, Inc.*	34,340
9,570	Cytokinetics, Inc.*	27,944
6,401	Cytori Therapeutics, Inc.*	29,765
7,088	Delcath Systems, Inc.*	110,148
11,217	Depomed, Inc.*	38,250
12,411	DexCom, Inc.*	130,688
3,872	Dionex Corp.*	304,920
32,677	Discovery Laboratories, Inc.*	14,097
18,998	Durect Corp.*	48,255
19,705	Dyax Corp.*	51,824
12,301	Eclipsys Corp.*	235,626
6,356	Emergency Medical Services Corp., Class A*	340,491
3,571	Emergent Biosolutions, Inc.*	56,243
4,337	Emeritus Corp.*	87,998
10,573	Endologix, Inc.*	48,001
2,408	Ensign Group, Inc. (The)	43,898
4,929	EnteroMedics, Inc.*	1,772
7,214	Enzo Biochem, Inc.*	38,306
13,022	Enzon Pharmaceuticals, Inc.*	139,335
9,322	eResearchTechnology, Inc.*	74,017
16,302	ev3, Inc.*	308,434
1,783	Exactech, Inc.*	30,899
23,312	Exelixis, Inc.*	120,756
3,080	Genomic Health, Inc.*	46,200
3,690	Genoptix, Inc.*	98,375
6,338	Gentiva Health Services, Inc.*	175,119
21,346	Geron Corp.*	112,707
5,077	Greatbatch, Inc.*	107,023
4,182	GTx, Inc.*	8,489
5,613	Haemonetics Corp.*	302,765
14,818	Halozyme Therapeutics, Inc.*	108,616
5,529	Hanger Orthopedic Group, Inc.*	94,269
7,983	Hansen Medical, Inc.*	17,403
5,374	Harvard Bioscience, Inc.*	19,615
5,205	Health Grades, Inc.*	35,290
20,435	HealthSouth Corp.*	405,839
10,721	Healthspring, Inc.*	186,224
7,378	Healthways, Inc.*	104,620
1,558	HeartWare International, Inc.*	92,156
27,051	Hemispherx Biopharma, Inc.*	17,773
1,883	Hi-Tech Pharmacal Co., Inc.*	43,271
5,665	HMS Holdings Corp.*	307,383
40,044	Human Genome Sciences, Inc.*	991,489
2,642	ICU Medical, Inc.*	84,068
7,456	Idenix Pharmaceuticals, Inc.*	29,153
4,734	Idera Pharmaceuticals, Inc.*	17,800
15,427	Immucor, Inc.*	302,986
14,756	Immunogen, Inc.*	130,738
14,300	Immunomedics, Inc.*	49,764
13,286	Impax Laboratories, Inc.*	280,002
19,057	Incyte Corp.*	245,645
3,923	Infinity Pharmaceuticals, Inc.*	27,579
27,371	Insmed, Inc.*	22,171
13,440	Inspire Pharmaceuticals, Inc.*	76,406

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,707	Insulet Corp.*	$112,291
4,124	Integra LifeSciences Holdings Corp.*	162,486
9,745	InterMune, Inc.*	88,095
6,327	Invacare Corp.	151,152
7,325	inVentiv Health, Inc.*	182,979
3,525	IPC The Hospitalist Co., Inc.*	103,177
3,926	IRIS International, Inc.*	40,830
4,198	Ironwood Pharmaceuticals, Inc.*	49,285
20,395	Isis Pharmaceuticals, Inc.*	187,634
7,273	ISTA Pharmaceuticals, Inc.*	20,073
11,582	Javelin Pharmaceuticals, Inc.*	19,574
3,252	Kendle International, Inc.*	45,853
1,602	Kensey Nash Corp.*	37,006
8,542	Kindred Healthcare, Inc.*	132,486
8,159	KV Pharmaceutical Co., Class A*	10,933
2,047	Landauer, Inc.	124,703
2,212	Lannett Co., Inc.*	11,038
3,607	LCA-Vision, Inc.*	27,053
35,080	Lexicon Pharmaceuticals, Inc.*	51,568
3,320	LHC Group, Inc.*	102,256
24,815	Ligand Pharmaceuticals, Inc., Class B*	38,215
9,071	Luminex Corp.*	155,386
7,301	Magellan Health Services, Inc.*	297,078
3,795	MAKO Surgical Corp.*	49,980
12,657	MannKind Corp.*	70,373
1,980	MAP Pharmaceuticals, Inc.*	29,542
7,263	Martek Biosciences Corp.*	135,019
11,109	Masimo Corp.	245,953
2,071	Matrixx Initiatives, Inc.*	9,817
4,710	Maxygen, Inc.*	29,155
8,636	MedAssets, Inc.*	195,951
3,425	Medcath Corp.*	31,270
3,092	Medical Action Industries, Inc.*	35,187
11,552	Medicines Co. (The)*	97,095
12,890	Medicis Pharmaceutical Corp., Class A	298,919
1,589	Medidata Solutions, Inc.*	22,325
6,288	Medivation, Inc.*	73,695
2,007	MedQuist, Inc.	16,357
4,874	MELA Sciences, Inc.*	36,750
7,530	Merge Healthcare, Inc.*	17,093
8,875	Meridian Bioscience, Inc.	155,135
6,117	Merit Medical Systems, Inc.*	93,529
4,897	Metabolix, Inc.*	71,007
7,558	Metropolitan Health Networks, Inc.*	30,610
14,759	Micromet, Inc.*	89,882
3,450	Micrus Endovascular Corp.*	59,616
3,715	Molecular Insight Pharmaceuticals, Inc.*	5,127
2,896	Molina Healthcare, Inc.*	79,698
8,595	Momenta Pharmaceuticals, Inc.*	114,056
2,360	MWI Veterinary Supply, Inc.*	115,664
5,231	Myriad Pharmaceuticals, Inc.*	21,029
9,747	Nabi Biopharmaceuticals*	53,219
2,802	Nanosphere, Inc.*	15,383
1,750	National Healthcare Corp.	61,075
364	National Research Corp.	8,736
6,128	Natus Medical, Inc.*	101,418
20,272	Nektar Therapeutics*	247,927
4,343	Neogen Corp.*	111,659
10,321	Neurocrine Biosciences, Inc.*	41,284
2,263	NeurogesX, Inc.*	17,742
4,114	Nighthawk Radiology Holdings, Inc.*	13,124
4,374	NovaMed, Inc.*	16,446
15,692	Novavax, Inc.*	37,818
12,899	NPS Pharmaceuticals, Inc.*	85,004
8,504	NuVasive, Inc.*	333,952
5,041	NxStage Medical, Inc.*	70,524
3,779	Obagi Medical Products, Inc.*	48,031
7,209	Odyssey HealthCare, Inc.*	191,471
1,497	Omeros Corp.*	8,862
6,915	Omnicell, Inc.*	90,587
953	OncoGenex Pharmaceutical, Inc.*	14,305
13,518	Onyx Pharmaceuticals, Inc.*	301,316
9,573	Opko Health, Inc.*	18,955
7,249	Optimer Pharmaceuticals, Inc.*	77,347
10,047	OraSure Technologies, Inc.*	45,412
5,818	Orexigen Therapeutics, Inc.*	31,650
3,745	Orthofix International N.V.*	119,428
14,481	Orthovita, Inc.*	44,964
3,667	Osiris Therapeutics, Inc.*	22,479
13,684	Owens & Minor, Inc.	408,741
8,068	OXiGENE, Inc.*	6,504
7,609	Pain Therapeutics, Inc.*	44,437
3,950	Palomar Medical Technologies, Inc.*	42,542
7,621	Par Pharmaceutical Cos., Inc.*	211,559
12,602	Parexel International Corp.*	281,088
26,165	PDL BioPharma, Inc.	140,506
5,497	Pharmasset, Inc.*	161,942
6,678	PharMerica Corp.*	109,519
8,811	Phase Forward, Inc.*	148,289
6,121	Poniard Pharmaceuticals, Inc.*	6,611
5,727	Pozen, Inc.*	43,983
5,857	Progenics Pharmaceuticals, Inc.*	29,754
8,047	Protalix BioTherapeutics, Inc.*	48,845
2,311	Providence Service Corp. (The)*	37,877
13,004	PSS World Medical, Inc.*	297,922
12,317	Psychiatric Solutions, Inc.*	398,824
5,163	Quality Systems, Inc.	304,824
12,569	Questcor Pharmaceuticals, Inc.*	119,028
5,642	Quidel Corp.*	66,011
6,388	RadNet, Inc.*	18,908
13,804	Regeneron Pharmaceuticals, Inc.*	394,380
5,400	RehabCare Group, Inc.*	157,086
6,722	Repligen Corp.*	23,863
3,483	Repros Therapeutics, Inc.*	1,987
5,518	Res-Care, Inc.*	62,078
10,909	Rigel Pharmaceuticals, Inc.*	71,127
2,193	Rochester Medical Corp.*	22,829
3,737	Rockwell Medical Technologies, Inc.*	20,666
11,882	RTI Biologics, Inc.*	42,300
12,159	Salix Pharmaceuticals Ltd.*	436,873
9,695	Sangamo Biosciences, Inc.*	44,112
11,354	Santarus, Inc.*	32,813
14,586	Savient Pharmaceuticals, Inc.*	175,615
7,826	Sciclone Pharmaceuticals, Inc.*	27,156
18,224	Seattle Genetics, Inc.*	241,104
7,380	Select Medical Holdings Corp.*	59,778
13,390	Sequenom, Inc.*	82,081
6,668	SIGA Technologies, Inc.*	46,343
3,713	Sirona Dental Systems, Inc.*	131,366
4,254	Skilled Healthcare Group, Inc., Class A*	35,010
2,640	Somanetics Corp.*	47,573
3,183	SonoSite, Inc.*	92,593
7,048	Spectranetics Corp.*	42,006
9,464	Spectrum Pharmaceuticals, Inc.*	38,140
25,923	StemCells, Inc.*	26,441

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,772	Stereotaxis, Inc.*	$25,192
12,805	STERIS Corp.	407,583
2,356	Sucampo Pharmaceuticals, Inc., Class A*	9,023
9,549	Sun Healthcare Group, Inc.*	86,991
10,885	Sunrise Senior Living, Inc.*	46,479
12,940	SuperGen, Inc.*	31,185
3,375	SurModics, Inc.*	57,409
7,841	Symmetry Medical, Inc.*	85,388
2,524	Synovis Life Technologies, Inc.*	36,800
4,274	Synta Pharmaceuticals Corp.*	13,378
3,350	Team Health Holdings, Inc.*	42,914
13,541	Theravance, Inc.*	172,106
12,367	Thoratec Corp.*	542,540
10,094	TomoTherapy, Inc.*	31,796
2,872	TranS1, Inc.*	9,219
1,697	Transcend Services, Inc.*	22,095
4,498	Triple-S Management Corp., Class B*	82,358
2,545	U.S. Physical Therapy, Inc.*	42,476
5,923	Universal American Corp.*	86,594
703	Utah Medical Products, Inc.	18,580
5,838	Vanda Pharmaceuticals, Inc.*	42,676
3,545	Vascular Solutions, Inc.*	39,314
10,126	Vical, Inc.*	33,720
16,955	Viropharma, Inc.*	206,342
1,377	Virtual Radiologic Corp.*	23,244
3,149	Vital Images, Inc.*	43,204
17,590	Vivus, Inc.*	222,689
10,579	Volcano Corp.*	234,748
9,249	WellCare Health Plans, Inc.*	252,128
7,176	West Pharmaceutical Services, Inc.	282,376
8,329	Wright Medical Group, Inc.*	136,845
6,529	XenoPort, Inc.*	64,833
1,191	Young Innovations, Inc.	28,906
4,618	Zoll Medical Corp.*	134,153
10,138	Zymogenetics, Inc.*	47,142
		30,026,221
	Industrials - 12.9%

3,876	3D Systems Corp.*	53,334
4,806	A. O. Smith Corp.	224,056
2,734	AAON, Inc.	67,475
8,474	AAR Corp.*	166,938
10,066	ABM Industries, Inc.	216,117
7,353	Acacia Research - Acacia Technologies*	110,663
11,947	ACCO Brands Corp.*	84,346
5,425	Aceto Corp.	33,960
14,830	Actuant Corp., Class A	299,863
9,438	Acuity Brands, Inc.	388,185
4,617	Administaff, Inc.	111,408
12,157	Advanced Battery Technologies, Inc.*	39,875
3,391	Advisory Board Co. (The)*	125,874
2,909	Aerovironment, Inc.*	72,841
12,171	Air Transport Services Group, Inc.*	68,401
10,272	Aircastle Ltd.	101,179
29,470	AirTran Holdings, Inc.*	166,211
1,643	Alamo Group, Inc.	38,216
7,970	Alaska Air Group, Inc.*	372,199
5,922	Albany International Corp., Class A	111,452
3,360	Allegiant Travel Co.	185,774
5,840	Altra Holdings, Inc.*	72,883
1,957	Amerco, Inc.*	106,950
1,982	American Commercial Lines, Inc.*	40,393
2,020	American Railcar Industries, Inc.	28,623
7,965	American Reprographics Co.*	76,384
1,994	American Science & Engineering, Inc.	139,720
9,507	American Superconductor Corp.*	291,485
2,256	American Woodmark Corp.	55,430
2,015	Ameron International Corp.	130,592
1,860	Ampco-Pittsburgh Corp.	43,096
279	Amrep Corp.*	3,750
5,568	APAC Customer Services, Inc.*	36,025
6,114	Apogee Enterprises, Inc.	83,517
9,256	Applied Industrial Technologies, Inc.	255,280
2,847	Applied Signal Technology, Inc.	50,221
1,624	Argan, Inc.*	17,490
2,958	Argon ST, Inc.*	71,140
5,540	Arkansas Best Corp.	129,581
4,139	Ascent Solar Technologies, Inc.*	13,452
3,964	Astec Industries, Inc.*	118,405
2,024	Astronics Corp.*	34,287
4,331	ATC Technology Corp.*	80,990
4,571	Atlas Air Worldwide Holdings, Inc.*	238,926
22,292	Avis Budget Group, Inc.*	264,160
2,661	AZZ, Inc.	98,244
3,244	Badger Meter, Inc.	128,365
10,195	Baldor Electric Co.	366,306
10,196	Barnes Group, Inc.	190,869
1,682	Barrett Business Services, Inc.	23,397
9,872	Beacon Roofing Supply, Inc.*	207,312
10,201	Belden, Inc.	264,206
8,398	Blount International, Inc.*	89,607
2,541	BlueLinx Holdings, Inc.*	9,427
8,386	Bowne & Co., Inc.	92,833
10,492	Brady Corp., Class A	305,107
10,910	Briggs & Stratton Corp.	225,073
7,594	Broadwind Energy, Inc.*	16,783
9,280	Builders FirstSource, Inc.*	31,274
2,127	CAI International, Inc.*	30,161
1,987	Cascade Corp.	66,127
9,598	CBIZ, Inc.*	63,347
2,669	CDI Corp.	42,624
4,841	Celadon Group, Inc.*	65,934
11,726	Cenveo, Inc.*	86,538
5,649	Ceradyne, Inc.*	121,736
6,222	Chart Industries, Inc.*	114,609
9,094	China BAK Battery, Inc.*	17,551
3,069	China Fire & Security Group, Inc.*	37,595
3,717	CIRCOR International, Inc.	110,469
11,148	CLARCOR, Inc.	404,226
4,697	Clean Harbors, Inc.*	297,743
5,185	Colfax Corp.*	61,857
4,173	Columbus McKinnon Corp.*	68,354
8,470	Comfort Systems USA, Inc.	93,339
2,141	Consolidated Graphics, Inc.*	98,358
2,417	Cornell Cos., Inc.*	65,356
7,465	Corporate Executive Board Co. (The)	241,791
4,352	CoStar Group, Inc.*	177,431
2,209	Courier Corp.	34,968
2,387	CRA International, Inc.*	53,039
3,420	Cubic Corp.	124,420
9,905	Curtiss-Wright Corp.	328,054
11,194	Deluxe Corp.	240,335
5,227	Diamond Management & Technology Consultants, Inc.	51,904

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,224	DigitalGlobe, Inc.*	$90,175
6,559	Dolan Media Co. (The)*	80,676
6,238	Dollar Thrifty Automotive Group, Inc.*	291,315
2,289	Ducommun, Inc.	45,254
1,785	Duoyuan Printing, Inc.*	15,173
1,695	DXP Enterprises, Inc.*	26,459
8,541	Dycom Industries, Inc.*	84,385
2,126	Dynamex, Inc.*	32,698
2,813	Dynamic Materials Corp.	44,755
5,418	DynCorp International, Inc., Class A*	92,702
13,573	Eagle Bulk Shipping, Inc.*	65,015
1,307	Eastern Co. (The)	17,971
14,415	EMCOR Group, Inc.*	359,943
3,981	Encore Wire Corp.	78,625
11,169	Ener1, Inc.*	38,868
10,019	Energy Conversion Devices, Inc.*	55,656
7,350	Energy Recovery, Inc.*	26,313
16,537	EnergySolutions, Inc.	103,356
3,072	EnerNOC, Inc.*	86,323
8,836	EnerSys*	198,810
5,669	Ennis, Inc.	99,718
4,373	EnPro Industries, Inc.*	138,099
5,741	ESCO Technologies, Inc.	150,242
6,503	Esterline Technologies Corp.*	348,951
41,128	Evergreen Solar, Inc.*	39,072
2,983	Exponent, Inc.*	82,003
13,554	Federal Signal Corp.	92,303
9,972	Flow International Corp.*	25,528
15,320	Force Protection, Inc.*	68,097
6,338	Forward Air Corp.	173,471
2,792	Franklin Covey Co.*	19,349
5,053	Franklin Electric Co., Inc.	147,345
2,610	FreightCar America, Inc.	70,000
3,871	Fuel Tech, Inc.*	23,729
15,986	FuelCell Energy, Inc.*	34,370
8,018	Furmanite Corp.*	39,288
4,342	Fushi Copperweld, Inc.*	43,159
4,049	G&K Services, Inc., Class A	97,945
5,640	Genco Shipping & Trading Ltd.*	107,329
11,032	GenCorp, Inc.*	57,366
4,106	Generac Holdings, Inc.*	45,125
8,131	Genesee & Wyoming, Inc., Class A*	292,635
11,197	Geo Group, Inc. (The)*	236,257
4,622	GeoEye, Inc.*	146,841
5,912	Gibraltar Industries, Inc.*	77,565
1,010	Global Defense Technology & Systems, Inc.*	14,514
3,143	Gorman-Rupp Co. (The)	89,104
3,452	GP Strategies Corp.*	25,165
26,339	GrafTech International Ltd.*	437,491
2,212	Graham Corp.	36,918
7,504	Granite Construction, Inc.	222,494
8,763	Great Lakes Dredge & Dock Corp.	51,044
4,762	Greenbrier Cos., Inc.*	68,144
9,514	Griffon Corp.*	115,500
6,894	GT Solar International, Inc.*	37,641
5,978	H&E Equipment Services, Inc.*	59,720
3,482	Harbin Electric, Inc.*	69,083
11,302	Hawaiian Holdings, Inc.*	80,470
8,893	Healthcare Services Group, Inc.	178,838
11,043	Heartland Express, Inc.	171,663
6,321	HEICO Corp.	252,144
3,716	Heidrick & Struggles International, Inc.	86,025
561	Heritage-Crystal Clean, Inc.*	4,746
2,969	Herley Industries, Inc.*	42,308
12,474	Herman Miller, Inc.	239,875
21,145	Hexcel Corp.*	337,686
5,444	Hill International, Inc.*	25,696
9,830	HNI Corp.	301,388
6,609	Horizon Lines, Inc., Class A	26,965
3,864	Houston Wire & Cable Co.	44,320
8,136	HUB Group, Inc., Class A*	248,962
1,407	Hurco Cos., Inc.*	24,172
4,712	Huron Consulting Group, Inc.*	110,355
2,432	ICF International, Inc.*	54,550
5,451	II-VI, Inc.*	182,718
5,386	Innerworkings, Inc.*	37,325
8,505	Insituform Technologies, Inc., Class A*	174,012
3,837	Insteel Industries, Inc.	48,653
1,236	Integrated Electrical Services, Inc.*	6,155
10,630	Interface, Inc., Class A	125,275
7,106	Interline Brands, Inc.*	141,480
1,203	International Shipholding Corp.	28,824
55,476	JetBlue Airways Corp.*	343,951
6,033	John Bean Technologies Corp.	103,707
2,687	Kadant, Inc.*	52,477
5,616	Kaman Corp.	137,536
7,276	Kaydon Corp.	273,141
5,732	Kelly Services, Inc., Class A*	83,630
6,269	Kforce, Inc.*	84,757
7,013	Kimball International, Inc., Class B	49,301
12,519	Knight Transportation, Inc.	248,878
10,300	Knoll, Inc.	152,337
9,795	Korn/Ferry International*	136,934
2,221	L.B. Foster Co., Class A*	62,343
2,763	LaBarge, Inc.*	32,990
3,481	Ladish Co., Inc.*	88,000
878	Lawson Products, Inc.	12,090
4,259	Layne Christensen Co.*	106,518
825	Lihua International, Inc.*	7,442
2,694	Lindsay Corp.	92,054
1,882	LMI Aerospace, Inc.*	32,690
4,114	LSI Industries, Inc.	24,026
2,351	M&F Worldwide Corp.*	73,281
3,367	Marten Transport Ltd.*	74,983
11,406	MasTec, Inc.*	132,652
5,196	McGrath RentCorp.	121,379
7,258	Metalico, Inc.*	36,000
3,197	Met-Pro Corp.	30,180
1,718	Michael Baker Corp.*	62,295
3,573	Middleby Corp.*	201,196
2,204	Miller Industries, Inc.	33,060
5,841	Mine Safety Appliances Co.	159,810
2,189	Mistras Group, Inc.*	26,137
7,768	Mobile Mini, Inc.*	124,288
9,921	Moog, Inc., Class A*	327,492
8,136	Mueller Industries, Inc.	215,685
33,685	Mueller Water Products, Inc., Class A	145,856
2,268	Multi-Color Corp.	26,263
3,772	MYR Group, Inc.*	62,200
1,174	NACCO Industries, Inc., Class A	99,273
10,929	Navigant Consulting, Inc.*	132,459
3,948	NCI Building Systems, Inc.*	45,481
7,357	Nordson Corp.	490,197
2,782	North American Galvanizing & Coating, Inc.*	20,837

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,022	Northwest Pipe Co.*	$41,532
13,891	Odyssey Marine Exploration, Inc.*	15,419
6,093	Old Dominion Freight Line, Inc.*	217,155
602	Omega Flex, Inc.	7,934
7,915	On Assignment, Inc.*	43,770
12,357	Orbital Sciences Corp.*	196,106
3,821	Orion Energy Systems, Inc.*	14,176
5,859	Orion Marine Group, Inc.*	89,057
7,768	Otter Tail Corp.	153,729
7,651	Pacer International, Inc.*	62,279
281	Patriot Transportation Holding, Inc.*	23,691
11,833	Perma-Fix Environmental Services*	20,944
3,633	Pike Electric Corp.*	35,858
3,227	PMFG, Inc.*	48,566
4,958	Polypore International, Inc.*	101,193
1,454	Portec Rail Products, Inc.	16,648
1,704	Powell Industries, Inc.*	50,089
3,974	PowerSecure International, Inc.*	37,554
488	Preformed Line Products Co.	15,284
2,417	Primoris Services Corp.	16,556
8,246	Quanex Building Products Corp.	164,343
4,819	RailAmerica, Inc.*	53,828
3,508	Raven Industries, Inc.	124,253
4,755	RBC Bearings, Inc.*	133,140
8,383	Regal-Beloit Corp.	505,411
7,545	Republic Airways Holdings, Inc.*	44,138
9,863	Resources Connection, Inc.*	159,189
5,808	Robbins & Myers, Inc.	128,299
9,603	Rollins, Inc.	204,160
10,735	RSC Holdings, Inc.*	78,473
6,997	Rush Enterprises, Inc., Class A*	106,284
3,475	Saia, Inc.*	52,021
15,382	Satcon Technology Corp.*	37,840
2,458	Sauer-Danfoss, Inc.*	35,199
3,284	Schawk, Inc.	55,598
4,115	School Specialty, Inc.*	88,431
73	Seaboard Corp.	104,098
11,338	SFN Group, Inc.*	86,849
8,347	Simpson Manufacturing Co., Inc.	243,899
12,186	Skywest, Inc.	178,708
1,969	SmartHeat, Inc.*	12,287
1,638	Standard Parking Corp.*	25,405
3,835	Standard Register Co. (The)	15,302
2,705	Standex International Corp.	70,357
2,512	Stanley, Inc.*	92,793
15,639	Steelcase, Inc., Class A	131,055
3,516	Sterling Construction Co., Inc.*	57,803
2,715	Sun Hydraulics Corp.	70,699
8,273	SYKES Enterprises, Inc.*	142,792
3,317	TAL International Group, Inc.	79,575
13,560	Taser International, Inc.*	60,613
4,125	Team, Inc.*	62,040
4,047	Tecumseh Products Co., Class A*	52,894
7,889	Teledyne Technologies, Inc.*	310,117
4,084	Tennant Co.	136,773
13,190	Tetra Tech, Inc.*	298,951
2,008	Textainer Group Holdings Ltd.	49,296
7,706	Titan International, Inc.	81,452
2,838	Titan Machinery, Inc.*	36,780
1,263	Todd Shipyards Corp.	18,415
9,336	Towers Watson & Co., Class A	429,456
6,475	Tredegar Corp.	106,708
3,374	Trex Co., Inc.*	76,725
3,368	Trimas Corp.*	33,983
3,651	Triumph Group, Inc.	253,416
9,592	TrueBlue, Inc.*	127,478
5,643	Tutor Perini Corp.*	125,839
1,861	Twin Disc, Inc.	23,877
36,586	UAL Corp.*	732,086
2,646	Ultralife Corp.*	12,172
4,724	Ultrapetrol Bahamas Ltd.*	24,801
420	United Capital Corp.*	9,463
13,166	United Rentals, Inc.*	159,967
5,192	United Stationers, Inc.*	303,317
4,200	Universal Forest Products, Inc.	155,610
1,279	Universal Truckload Services, Inc.*	22,139
35,272	US Airways Group, Inc.*	311,452
3,977	US Ecology, Inc.	56,275
1,704	USA Truck, Inc.*	25,628
10,996	Valence Technology, Inc.*	10,336
4,509	Viad Corp.	104,428
4,273	Vicor Corp.*	52,131
2,649	Volt Information Sciences, Inc.*	26,649
890	VSE Corp.	34,096
3,898	Waste Services, Inc.*	43,775
5,824	Watsco, Inc.	340,995
6,407	Watts Water Technologies, Inc., Class A	207,587
9,326	Werner Enterprises, Inc.	210,208
1,036	Willis Lease Finance Corp.*	11,396
13,207	Woodward Governor Co.	379,041
230,859	YRC Worldwide, Inc.*	82,001
		34,115,439
	Information Technology - 14.5%

6,017	3PAR, Inc.*	63,961
7,671	ACI Worldwide, Inc.*	146,593
8,885	Acme Packet, Inc.*	260,419
5,724	Actel Corp.*	80,766
10,034	ActivIdentity Corp.*	22,978
9,789	Actuate Corp.*	43,953
14,865	Acxiom Corp.*	258,800
26,677	Adaptec, Inc.*	77,363
21,160	ADC Telecommunications, Inc.*	174,782
12,101	ADTRAN, Inc.	331,930
9,400	Advanced Analogic Technologies, Inc.*	32,524
7,227	Advanced Energy Industries, Inc.*	89,326
3,347	Advent Software, Inc.*	144,724
3,342	Agilysys, Inc.	22,525
4,862	American Software, Inc., Class A	28,151
23,932	Amkor Technology, Inc.*	162,977
13,833	Anadigics, Inc.*	56,300
3,181	Anaren, Inc.*	45,902
1,692	Ancestry.com, Inc.*	28,544
6,520	Anixter International, Inc.*	309,700
14,431	Applied Micro Circuits Corp.*	159,102
1,573	Archipelago Learning, Inc.*	22,824
4,030	ArcSight, Inc.*	87,290
19,138	Ariba, Inc.*	288,027
27,135	Arris Group, Inc.*	297,671
34,213	Art Technology Group, Inc.*	127,957
13,736	Aruba Networks, Inc.*	184,062
6,829	AsiaInfo Holdings, Inc.*	146,345
14,740	Atheros Communications, Inc.*	501,160
6,869	ATMI, Inc.*	111,278
12,919	Aviat Networks, Inc.*	56,973
6,179	Avid Technology, Inc.*	83,293
2,253	Bel Fuse, Inc., Class B	39,698
14,296	Benchmark Electronics, Inc.*	264,190
7,772	BigBand Networks, Inc.*	22,150

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,839	Black Box Corp.	$113,212
9,597	Blackbaud, Inc.	216,412
7,296	Blackboard, Inc.*	292,132
9,114	Blue Coat Systems, Inc.*	195,678
5,895	Bottomline Technologies, Inc.*	96,560
9,388	Brightpoint, Inc.*	69,753
14,082	Brooks Automation, Inc.*	117,162
5,129	Cabot Microelectronics Corp.*	188,234
6,564	CACI International, Inc., Class A*	303,519
5,652	Callidus Software, Inc.*	18,143
1,805	Cass Information Systems, Inc.	57,255
7,940	Cavium Networks, Inc.*	211,045
4,558	Ceva, Inc.*	52,964
8,513	Checkpoint Systems, Inc.*	169,494
6,276	China Information Security Technology, Inc.*	33,263
9,615	China Security & Surveillance Technology, Inc.*	44,998
1,896	China TransInfo Technology Corp.*	12,305
15,048	Ciber, Inc.*	44,843
14,289	Cirrus Logic, Inc.*	203,118
9,346	Cogent, Inc.*	83,366
8,686	Cognex Corp.	165,816
5,051	Cogo Group, Inc.*	34,195
4,749	Coherent, Inc.*	167,640
5,112	Cohu, Inc.	71,619
1,338	Communications Systems, Inc.	14,651
9,116	CommVault Systems, Inc.*	205,475
3,682	Compellent Technologies, Inc.*	47,351
3,273	Computer Task Group, Inc.*	25,300
4,719	comScore, Inc.*	72,578
6,160	Comtech Telecommunications Corp.*	177,470
4,684	Comverge, Inc.*	44,685
8,711	Concur Technologies, Inc.*	368,475
5,247	Constant Contact, Inc.*	112,601
1,607	CPI International, Inc.*	24,651
7,488	Cray, Inc.*	35,643
7,692	CSG Systems International, Inc.*	157,840
7,391	CTS Corp.	77,827
15,131	Cybersource Corp.*	388,715
6,503	Cymer, Inc.*	196,846
7,339	Daktronics, Inc.	61,794
3,138	DDi Corp.*	27,614
8,226	DealerTrack Holdings, Inc.*	131,863
4,011	Deltek, Inc.*	32,008
4,691	DemandTec, Inc.*	28,662
5,416	DG FastChannel, Inc.*	230,018
3,447	Dice Holdings, Inc.*	27,300
5,392	Digi International, Inc.*	49,822
8,360	Digital River, Inc.*	230,234
7,357	Diodes, Inc.*	145,374
7,099	DivX, Inc.*	51,255
3,751	Double-Take Software, Inc.*	38,973
4,978	DSP Group, Inc.*	33,701
3,808	DTS, Inc.*	125,778
1,893	Dynamics Research Corp.*	20,236
23,150	Earthlink, Inc.	198,858
4,939	Ebix, Inc.*	75,468
7,105	Echelon Corp.*	60,464
1,248	Echo Global Logistics, Inc.*	16,374
3,923	Electro Rent Corp.	53,314
5,981	Electro Scientific Industries, Inc.*	76,856
9,672	Electronics for Imaging, Inc.*	107,746
1,432	eLoyalty Corp.*	9,566
17,348	Emcore Corp.*	18,389
3,331	EMS Technologies, Inc.*	51,764
18,167	Emulex Corp.*	190,390
28,487	Entegris, Inc.*	153,830
11,560	Entropic Communications, Inc.*	61,730
10,345	Epicor Software Corp.*	96,208
7,091	EPIQ Systems, Inc.*	81,192
807	ePlus, Inc.*	14,122
3	Equinix, Inc.*	295
10,653	Euronet Worldwide, Inc.*	140,087
7,711	Exar Corp.*	53,977
3,268	ExlService Holdings, Inc.*	54,314
19,447	Extreme Networks*	55,618
9,942	Fair Isaac Corp.	230,654
7,531	FalconStor Software, Inc.*	21,162
3,668	FARO Technologies, Inc.*	87,702
8,186	FEI Co.*	169,450
10,807	Formfactor, Inc.*	139,086
3,420	Forrester Research, Inc.*	107,285
2,737	Fortinet, Inc.*	44,668
14,720	Gartner, Inc.*	364,320
7,762	Global Cash Access Holdings, Inc.*	62,018
4,565	Globecomm Systems, Inc.*	36,703
4,143	GSE Systems, Inc.*	20,342
6,641	GSI Commerce, Inc.*	187,011
4,037	GSI Technology, Inc.*	23,899
9,060	Hackett Group, Inc. (The)*	30,623
20,952	Harmonic, Inc.*	121,312
8,206	Heartland Payment Systems, Inc.	134,825
4,690	Hittite Microwave Corp.*	214,474
1,948	Hughes Communications, Inc.*	50,590
2,506	ICx Technologies, Inc.*	16,640
4,975	iGate Corp.	58,108
6,505	Imation Corp.*	66,871
1,716	Imergent, Inc.	6,898
6,122	Immersion Corp.*	32,508
18,387	Infinera Corp.*	129,444
7,480	infoGROUP, Inc.*	59,204
19,997	Informatica Corp.*	515,923
5,197	Information Services Group, Inc.*	13,304
7,666	Infospace, Inc.*	63,091
4,692	Innodata Isogen, Inc.*	12,950
10,042	Insight Enterprises, Inc.*	146,011
3,790	Integral Systems, Inc.*	25,924
2,764	Interactive Intelligence, Inc.*	49,559
9,573	InterDigital, Inc.*	249,855
13,586	Intermec, Inc.*	149,989
11,120	Internap Network Services Corp.*	56,934
6,004	Internet Brands, Inc., Class A*	62,382
8,043	Internet Capital Group, Inc.*	66,918
4,801	Intevac, Inc.*	55,259
11,027	Ipass, Inc.*	12,571
5,059	IPG Photonics Corp.*	85,092
5,659	Isilon Systems, Inc.*	77,302
6,876	Ixia*	68,760
5,186	IXYS Corp.*	48,334
9,771	j2 Global Communications, Inc.*	226,101
18,354	Jack Henry & Associates, Inc.	441,230
7,283	JDA Software Group, Inc.*	194,602
4,934	Kenexa Corp.*	70,211
2,694	Keynote Systems, Inc.	26,698
6,581	Knot, Inc. (The)*	49,226
14,775	Kopin Corp.*	52,894
14,960	Kulicke & Soffa Industries, Inc.*	104,122
3,278	KVH Industries, Inc.*	42,745
16,381	L-1 Identity Solutions, Inc.*	121,875
25,242	Lattice Semiconductor Corp.*	125,200

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
30,115	Lawson Software, Inc.*	$248,298
7,195	Limelight Networks, Inc.*	31,226
12,567	Lionbridge Technologies, Inc.*	68,239
3,287	Liquidity Services, Inc.*	43,586
4,759	Littelfuse, Inc.*	172,038
9,606	LivePerson, Inc.*	62,055
1,626	LogMeIn, Inc.*	41,398
4,410	LoopNet, Inc.*	48,334
2,343	Loral Space & Communications, Inc.*	93,579
5,048	Manhattan Associates, Inc.*	146,140
4,795	Mantech International Corp., Class A*	221,673
4,314	Marchex, Inc., Class B	21,872
3,831	MAXIMUS, Inc.	229,477
4,913	Maxwell Technologies, Inc.*	58,219
3,170	Measurement Specialties, Inc.*	47,518
3,392	MEMSIC, Inc.*	9,328
23,273	Mentor Graphics Corp.*	213,646
5,657	MercadoLibre, Inc.*	293,429
4,962	Mercury Computer Systems, Inc.*	58,303
8,269	Methode Electronics, Inc.	83,930
9,924	Micrel, Inc.	110,206
17,778	Microsemi Corp.*	275,203
1,982	MicroStrategy, Inc., Class A*	152,733
11,408	Microtune, Inc.*	26,923
19,417	Microvision, Inc.*	51,843
9,857	MIPS Technologies, Inc.*	48,792
10,794	MKS Instruments, Inc.*	214,369
10,003	ModusLink Global Solutions, Inc.*	76,423
18,076	MoneyGram International, Inc.*	47,540
7,885	Monolithic Power Systems, Inc.*	151,313
4,746	Monotype Imaging Holdings, Inc.*	46,843
33,778	Move, Inc.*	70,934
3,668	MTS Systems Corp.	107,289
2,152	Multi-Fineline Electronix, Inc.*	56,877
1,423	NCI, Inc., Class A*	31,221
8,475	Ness Technologies, Inc.*	44,239
6,804	Net 1 UEPS Technologies, Inc.*	97,433
10,328	Netezza Corp.*	134,574
7,532	Netgear, Inc.*	171,052
11,243	Netlogic Microsystems, Inc.*	323,461
5,392	Netscout Systems, Inc.*	72,954
3,655	NetSuite, Inc.*	51,462
6,389	Network Equipment Technologies, Inc.*	28,814
7,921	Newport Corp.*	82,220
11,038	NIC, Inc.	71,747
6,666	Novatel Wireless, Inc.*	40,996
1,023	NVE Corp.*	47,559
10,961	Omnivision Technologies, Inc.*	211,438
5,563	Online Resources Corp.*	23,977
659	OpenTable, Inc.*	27,236
18,247	Openwave Systems, Inc.*	39,231
4,484	Oplink Communications, Inc.*	64,211
2,868	Opnet Technologies, Inc.	45,974
6,090	Opnext, Inc.*	12,180
3,410	OSI Systems, Inc.*	89,581
36,210	Palm, Inc.*	206,397
1,781	PAR Technology Corp.*	12,057
25,379	Parametric Technology Corp.*	418,246
4,484	Park Electrochemical Corp.	116,046
8,018	Parkervision, Inc.*	14,112
2,070	PC Connection, Inc.*	14,076
2,263	PC Mall, Inc.*	11,360
4,126	PC-Tel, Inc.*	24,302
3,287	Pegasystems, Inc.	98,314
5,852	Perficient, Inc.*	62,441
5,543	Pericom Semiconductor Corp.*	54,876
3,363	Pervasive Software, Inc.*	16,210
7,668	Phoenix Technologies Ltd.*	22,774
11,599	Photronics, Inc.*	58,691
10,708	Plantronics, Inc.	320,598
8,641	Plexus Corp.*	294,226
8,107	PLX Technology, Inc.*	39,238
18,363	Polycom, Inc.*	551,441
5,215	Power Integrations, Inc.	177,206
16,860	Power-One, Inc.*	131,677
28,907	Powerwave Technologies, Inc.*	47,697
9,235	Progress Software Corp.*	294,966
4,177	PROS Holdings, Inc.*	27,610
2,754	QAD, Inc.*	13,192
46,038	Quantum Corp.*	108,189
13,390	Quest Software, Inc.*	259,163
2,190	QuinStreet, Inc.*	30,419
14,543	Rackspace Hosting, Inc.*	255,957
6,013	Radiant Systems, Inc.*	83,340
5,110	Radisys Corp.*	47,932
8,893	RAE Systems, Inc.*	6,861
18,166	RealNetworks, Inc.*	65,398
1,422	Renaissance Learning, Inc.	22,226
58,220	RF Micro Devices, Inc.*	279,456
4,774	RightNow Technologies, Inc.*	69,462
2,050	Rimage Corp.*	33,661
11,987	Riverbed Technology, Inc.*	320,412
6,957	Rofin-Sinar Technologies, Inc.*	166,064
3,430	Rogers Corp.*	97,961
1,369	Rosetta Stone, Inc.*	35,936
2,749	Rubicon Technology, Inc.*	74,718
6,753	Rudolph Technologies, Inc.*	59,967
11,575	S1 Corp.*	70,955
5,384	Saba Software, Inc.*	27,728
19,343	Sapient Corp.	196,331
7,916	SAVVIS, Inc.*	148,465
5,811	Scansource, Inc.*	149,808
6,972	Seachange International, Inc.*	58,216
13,366	Semtech Corp.*	235,375
9,682	ShoreTel, Inc.*	51,605
6,731	Sigma Designs, Inc.*	70,137
6,542	Silicon Graphics International Corp.*	53,383
16,373	Silicon Image, Inc.*	59,761
38,667	Skyworks Solutions, Inc.*	615,965
8,034	SMART Modular Technologies WWH, Inc.*	49,329
6,568	Smith Micro Software, Inc.*	64,695
2,798	SolarWinds, Inc.*	53,050
15,225	Solera Holdings, Inc.	528,003
11,783	SonicWALL, Inc.*	107,343
45,169	Sonus Networks, Inc.*	117,439
5,090	Sourcefire, Inc.*	105,058
2,755	Spectrum Control, Inc.*	35,815
9,126	SRA International, Inc., Class A*	196,848
2,543	SRS Labs, Inc.*	23,090
2,100	Stamps.com, Inc.*	22,008
4,808	Standard Microsystems Corp.*	110,007
2,607	StarTek, Inc.*	11,731
5,414	STEC, Inc.*	65,401
4,429	Stratasys, Inc.*	103,019
10,122	SuccessFactors, Inc.*	225,316
5,263	Super Micro Computer, Inc.*	72,366
2,399	Supertex, Inc.*	65,325
10,154	Support.com, Inc.*	42,444
4,215	Sycamore Networks, Inc.	74,268

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,557	Symmetricom, Inc.*	$49,983
7,463	Symyx Technologies, Inc.*	47,763
7,513	Synaptics, Inc.*	224,789
4,152	Synchronoss Technologies, Inc.*	84,867
4,444	SYNNEX Corp.*	118,788
2,817	Syntel, Inc.	94,200
18,518	Take-Two Interactive Software, Inc.*	214,253
8,616	Taleo Corp., Class A*	215,831
8,978	Technitrol, Inc.	34,565
2,540	TechTarget, Inc.*	15,392
14,577	Tekelec*	208,961
9,582	TeleCommunication Systems, Inc., Class A*	48,006
7,107	TeleTech Holdings, Inc.*	91,894
12,722	Terremark Worldwide, Inc.*	95,542
10,651	Tessera Technologies, Inc.*	185,114
14,794	THQ, Inc.*	88,764
36,482	TIBCO Software, Inc.*	416,260
3,568	Tier Technologies, Inc., Class B*	28,044
24,072	TiVo, Inc.*	217,611
5,519	TNS, Inc.*	106,130
1,214	Travelzoo, Inc.*	19,727
13,783	Trident Microsystems, Inc.*	23,293
33,795	TriQuint Semiconductor, Inc.*	237,241
17,427	TTM Technologies, Inc.*	201,630
6,838	Tyler Technologies, Inc.*	110,981
5,718	Ultimate Software Group, Inc.*	195,613
5,170	Ultratech, Inc.*	72,070
3,116	Unica Corp.*	32,406
9,261	Unisys Corp.*	214,855
18,305	United Online, Inc.	124,749
6,400	Universal Display Corp.*	99,136
24,794	UTStarcom, Inc.*	51,076
17,812	ValueClick, Inc.*	207,154
5,846	VASCO Data Security International, Inc.*	37,239
8,828	Veeco Instruments, Inc.*	336,965
15,800	VeriFone Holdings, Inc.*	318,844
7,251	Viasat, Inc.*	232,975
3,545	Virage Logic Corp.*	35,166
2,888	Virtusa Corp.*	24,952
3,628	Vocus, Inc.*	56,814
5,215	Volterra Semiconductor Corp.*	122,292
5,777	Web.com Group, Inc.*	21,895
9,696	Websense, Inc.*	202,840
8,402	Wright Express Corp.*	263,823
6,293	X-Rite, Inc.*	21,711
13,870	Zix Corp.*	32,594
11,309	Zoran Corp.*	109,245
3,259	Zygo Corp.*	26,137
		38,339,600
	Materials - 3.8%

6,232	A. Schulman, Inc.	138,506
3,644	A.M. Castle & Co.*	54,186
1,172	AEP Industries, Inc.*	29,464
12,073	Allied Nevada Gold Corp.*	231,077
5,159	AMCOL International Corp.	139,087
4,281	American Vanguard Corp.	34,120
4,598	Ampal-American Israel Corp., Class A*	7,909
5,484	Arch Chemicals, Inc.	187,882
6,025	Balchem Corp.	146,347
6,402	Boise, Inc.*	39,308
4,418	Brush Engineered Materials, Inc.*	111,599
8,464	Buckeye Technologies, Inc.*	102,584
1,649	BWAY Holding Co.*	32,914
11,985	Calgon Carbon Corp.*	178,217
12,424	Century Aluminum Co.*	130,576
1,333	Chase Corp.	15,583
2,314	China Green Agriculture, Inc.*	25,061
6,782	China Precision Steel, Inc.*	11,665
2,488	Clearwater Paper Corp.*	152,340
19,171	Coeur d’Alene Mines Corp.*	289,482
2,326	Deltic Timber Corp.	107,554
9,096	Domtar Corp.*	556,675
18,845	Ferro Corp.*	169,793
13,952	General Moly, Inc.*	52,460
4,502	General Steel Holdings, Inc.*	12,381
3,651	Graham Packaging Co., Inc.*	45,747
24,459	Graphic Packaging Holding Co.*	77,290
10,640	H.B. Fuller Co.	226,951
1,908	Hawkins, Inc.	51,325
2,638	Haynes International, Inc.	83,757
13,195	Headwaters, Inc.*	52,120
51,818	Hecla Mining Co.*	278,781
9,488	Horsehead Holding Corp.*	98,960
3,772	Innophos Holdings, Inc.	107,653
5,176	Innospec, Inc.*	64,389
3,182	Kaiser Aluminum Corp.	119,102
7,200	KapStone Paper and Packaging Corp.*	79,560
4,476	Koppers Holdings, Inc.	121,255
2,450	Kraton Performance Polymers, Inc.*	50,225
5,747	Landec Corp.*	35,574
27,497	Louisiana-Pacific Corp.*	233,725
3,776	LSB Industries, Inc.*	61,738
4,101	Minerals Technologies, Inc.	219,198
6,898	Myers Industries, Inc.	61,944
3,211	Neenah Paper, Inc.	60,816
2,204	NewMarket Corp.	226,924
1,491	NL Industries, Inc.	10,333
17,065	Olin Corp.	327,136
1,983	Olympic Steel, Inc.	54,651
6,695	OM Group, Inc.*	199,846
9,599	Omnova Solutions, Inc.*	77,080
9,969	P. H. Glatfelter Co.	115,640
17,059	Paramount Gold and Silver Corp.*	26,441
20,233	PolyOne Corp.*	202,128
2,409	Quaker Chemical Corp.	66,561
8,401	Rock-Tenn Co., Class A	432,315
10,792	Rockwood Holdings, Inc.*	279,944
6,575	RTI International Metals, Inc.*	174,303
3,874	Schweitzer-Mauduit International, Inc.	213,845
10,668	Sensient Technologies Corp.	295,397
6,160	ShengdaTech, Inc.*	36,344
11,708	Silgan Holdings, Inc.	334,029
26,069	Solutia, Inc.*	394,945
6,694	Spartech Corp.*	89,097
1,609	Stepan Co.	116,057
8,946	Stillwater Mining Co.*	118,445
2,688	STR Holdings, Inc.*	57,013
1,784	Sutor Technology Group Ltd.*	3,925
5,169	Texas Industries, Inc.	187,635
17,471	U.S. Gold Corp.*	69,010
399	United States Lime & Minerals, Inc.*	15,561
1,473	Universal Stainless & Alloy*	30,359
9,524	Wausau Paper Corp.*	83,145
4,274	Westlake Chemical Corp.	90,652
13,193	Worthington Industries, Inc.	194,201

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
15,805	WR Grace & Co.*	$405,082
4,719	Zep, Inc.	86,263
6,080	Zoltek Cos., Inc.*	58,186
		10,159,373
	Telecommunication Services - 0.7%

2,876	AboveNet, Inc.*	131,893
9,675	Alaska Communications Systems Group, Inc.	80,012
1,957	Atlantic Tele-Network, Inc.	81,822
5,335	Cbeyond, Inc.*	83,386
44,455	Cincinnati Bell, Inc.*	141,367
9,705	Cogent Communications Group, Inc.*	87,830
5,102	Consolidated Communications Holdings, Inc.	88,112
9,205	General Communication, Inc., Class A*	52,745
6,355	Global Crossing Ltd.*	86,492
2,858	HickoryTech Corp.	20,006
6,645	inContact, Inc.*	17,410
7,186	Neutral Tandem, Inc.*	96,580
6,613	NTELOS Holdings Corp.	118,703
26,888	PAETEC Holding Corp.*	113,736
13,293	Premiere Global Services, Inc.*	106,078
5,176	Shenandoah Telecommunications Co.	87,630
3,128	SureWest Communications*	19,175
14,994	Syniverse Holdings, Inc.*	296,731
4,952	USA Mobility, Inc.	69,724
		1,779,432
	Utilities - 2.5%

6,423	Allete, Inc.	221,722
4,046	American States Water Co.	139,061
1,359	Artesian Resources Corp., Class A	24,340
11,968	Avista Corp.	230,982
8,499	Black Hills Corp.	243,836
2,908	Cadiz, Inc.*	37,571
4,303	California Water Service Group	154,177
2,553	Central Vermont Public Service Corp.	51,264
3,457	CH Energy Group, Inc.	134,443
2,044	Chesapeake Utilities Corp.	61,463
13,229	Cleco Corp.	350,172
1,862	Connecticut Water Service, Inc.	38,730
3,182	Consolidated Water Co., Ltd.	38,152
9,840	El Paso Electric Co.*	195,029
8,390	Empire District Electric Co. (The)	153,034
10,327	IDACORP, Inc.	341,307
4,852	Laclede Group, Inc. (The)	160,553
5,058	MGE Energy, Inc.	178,649
2,943	Middlesex Water Co.	49,501
9,228	New Jersey Resources Corp.	327,133
9,903	Nicor, Inc.	400,180
5,806	Northwest Natural Gas Co.	255,290
7,871	NorthWestern Corp.	207,322
1,013	Pennichuck Corp.	21,597
16,094	Piedmont Natural Gas Co., Inc.	408,949
18,972	PNM Resources, Inc.	234,114
16,455	Portland General Electric Co.	311,164
2,830	SJW Corp.	68,429
6,526	South Jersey Industries, Inc.	286,426
9,792	Southwest Gas Corp.	290,039
5,386	Southwest Water Co.	55,476
17,225	U.S. Geothermal, Inc.*	14,469
6,423	UIL Holdings Corp.	162,373
7,797	Unisource Energy Corp.	240,771
2,303	Unitil Corp.	47,995
10,982	WGL Holdings, Inc.	371,741
2,740	York Water Co.	35,702
		6,543,156
	Total Common Stocks (Cost $224,989,333)	218,877,048

No. of Rights
	Rights - 0.0%
1,586	Zion Oil & Gas, Inc., expiring 06/30/10 at $5.00*^	396
	Total Rights (Cost $—)	396

No. of Warrants
	Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 2.5%
$6,482,607	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $6,482,607)	6,482,607

	Repurchase Agreements (a) - 17.0%
2,737,122	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $2,737,177(b)	2,737,122
1,161,806	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,161,831(c)	1,161,806
1,591,480	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,591,515(d)	1,591,480
5,139,459	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $5,139,669(e)	5,139,459
5,139,459	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $5,139,679(f)	5,139,459
11,450,664	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $11,450,906(g)	11,450,664
6,852,613	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $6,852,906(h)	6,852,613
3,485,417	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $3,485,491(i)	3,485,417
5,474,244	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $5,474,366(j)	5,474,244

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$2,113,621	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,113,668(k)	$2,113,621
	Total Repurchase Agreements (Cost $45,145,885)	45,145,885
	Total Investment Securities (Cost $276,617,825) — 102.1%	270,505,936
	Liabilities in excess of other assets — (2.1%)	(5,523,946)
	Net Assets — 100.0%	$264,981,990

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $396 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $85,962,938.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $2,791,865. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $1,185,042. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $1,623,310. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $5,242,277. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $5,242,263. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $11,679,692. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $6,989,683. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $3,555,128. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $5,583,740. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $2,155,899. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,895,532
Aggregate gross unrealized depreciation	(19,962,511)
Net unrealized depreciation	$(8,066,979)
Federal income tax cost of investments	$278,572,915

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini Russell 2000 Futures Contracts	928	06/18/10	$61,331,520	$(379,534)

Cash collateral in the amount of $5,176,948 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$15,068,288	$(269,621)

Equity Index Swap Agreement with Credit Suisse International, based the Russell 2000® Index	55,395,758	(4,540,796)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	5,489,612	(448,192)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	9,887,464	(4,469,302)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	116,997,672	(372,855)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	46,994,262	1,546,573

		$(8,554,193)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

UltraPro S&P500®

Shares		Value
	Common Stocks (a) - 80.7%
	Consumer Discretionary - 8.6%

988	Abercrombie & Fitch Co., Class A	$35,400
3,845	Amazon.com, Inc.*	482,394
1,444	Apollo Group, Inc., Class A*	76,763
1,015	AutoNation, Inc.*	20,330
334	AutoZone, Inc.*	63,754
2,943	Bed Bath & Beyond, Inc.*	132,052
3,850	Best Buy Co., Inc.	162,663
928	Big Lots, Inc.*	32,786
4,875	Carnival Corp.	176,621
7,605	CBS Corp., Class B	110,729
3,529	Coach, Inc.	145,077
31,872	Comcast Corp., Class A	576,564
3,107	D.R. Horton, Inc.	37,874
1,571	Darden Restaurants, Inc.	67,396
695	DeVry, Inc.	39,956
10,504	DIRECTV, Class A*	395,896
3,185	Discovery Communications, Inc., Class A*	119,947
3,017	Eastman Kodak Co.*	17,016
2,375	Expedia, Inc.	51,205
1,554	Family Dollar Stores, Inc.	63,310
37,832	Ford Motor Co.*	443,769
1,707	Fortune Brands, Inc.	80,997
1,717	GameStop Corp., Class A*	39,130
2,666	Gannett Co., Inc.	41,430
5,348	Gap, Inc. (The)	116,586
1,783	Genuine Parts Co.	72,408
2,721	Goodyear Tire & Rubber Co. (The)*	32,380
3,769	H&R Block, Inc.	60,606
2,632	Harley-Davidson, Inc.	79,513
780	Harman International Industries, Inc.*	25,194
1,379	Hasbro, Inc.	55,367
19,099	Home Depot, Inc.	646,692
3,332	International Game Technology	65,207
5,457	Interpublic Group of Cos., Inc.*	45,566
2,651	J.C. Penney Co., Inc.	72,876
7,545	Johnson Controls, Inc.	215,259
3,444	Kohl’s Corp.*	174,783
1,667	Leggett & Platt, Inc.	38,808
1,828	Lennar Corp., Class A	31,624
3,005	Limited Brands, Inc.	74,704
16,534	Lowe’s Cos., Inc.	409,216
4,729	Macy’s, Inc.	105,031
2,859	Marriott International, Inc., Class A	95,634
4,085	Mattel, Inc.	88,481
12,085	McDonald’s Corp.	808,124
3,546	McGraw-Hill Cos., Inc. (The)	98,579
412	Meredith Corp.	13,839
1,307	New York Times Co. (The), Class A*	12,129
3,120	Newell Rubbermaid, Inc.	51,979
25,310	News Corp., Class A	334,092
4,380	NIKE, Inc., Class B	317,024
1,857	Nordstrom, Inc.	73,723
3,086	Office Depot, Inc.*	17,899
3,487	Omnicom Group, Inc.	132,332
1,545	O’Reilly Automotive, Inc.*	78,826
643	Polo Ralph Lauren Corp.	55,851
512	priceline.com, Inc.*	97,874
3,564	PulteGroup, Inc.*	39,703
1,407	RadioShack Corp.	28,759
1,391	Ross Stores, Inc.	72,888
1,006	Scripps Networks Interactive, Inc., Class A	45,451
545	Sears Holdings Corp.*	47,993
1,034	Sherwin-Williams Co. (The)	79,235
1,768	Stanley Black & Decker, Inc.	98,637
8,188	Staples, Inc.	176,206
8,350	Starbucks Corp.	216,182
2,098	Starwood Hotels & Resorts Worldwide, Inc.	97,033
8,450	Target Corp.	460,779
1,398	Tiffany & Co.	63,511
3,960	Time Warner Cable, Inc.	216,731
12,919	Time Warner, Inc.	400,360
4,714	TJX Cos., Inc.	214,298
1,457	Urban Outfitters, Inc.*	52,889
994	VF Corp.	76,886
6,822	Viacom, Inc., Class B*	229,287
21,785	Walt Disney Co. (The)	728,055
69	Washington Post Co. (The), Class B	32,135
840	Whirlpool Corp.	87,730
2,009	Wyndham Worldwide Corp.	47,412
776	Wynn Resorts Ltd.	65,091
5,271	Yum! Brands, Inc.	215,847
		11,804,363
	Consumer Staples - 9.1%

23,369	Altria Group, Inc.	474,157
7,218	Archer-Daniels-Midland Co.	182,399
4,802	Avon Products, Inc.	127,205
1,221	Brown-Forman Corp., Class B	67,717
2,118	Campbell Soup Co.	75,846
1,575	Clorox Co.	98,942
25,891	Coca-Cola Co. (The)	1,330,797
3,589	Coca-Cola Enterprises, Inc.	93,673
5,546	Colgate-Palmolive Co.	433,087
4,980	ConAgra Foods, Inc.	120,416
2,243	Constellation Brands, Inc., Class A*	37,368
4,935	Costco Wholesale Corp.	287,464
15,618	CVS Caremark Corp.	540,851
2,036	Dean Foods Co.*	21,683
2,854	Dr. Pepper Snapple Group, Inc.	108,053
1,328	Estee Lauder Cos., Inc. (The), Class A	77,383
3,701	General Mills, Inc.	263,622
3,552	H. J. Heinz Co.	156,927
1,869	Hershey Co. (The)	87,469
781	Hormel Foods Corp.	31,084
1,337	J.M. Smucker Co. (The)	73,829
2,864	Kellogg Co.	153,024
4,676	Kimberly-Clark Corp.	283,833
19,506	Kraft Foods, Inc., Class A	557,872
7,300	Kroger Co. (The)	146,949
1,739	Lorillard, Inc.	124,321
1,484	McCormick & Co., Inc. (Non-Voting)	57,238
2,297	Mead Johnson Nutrition Co.	113,288
1,779	Molson Coors Brewing Co., Class B	73,010
18,356	PepsiCo, Inc.	1,154,409
21,127	Philip Morris International, Inc.	932,123
32,624	Procter & Gamble Co. (The)	1,993,000
1,899	Reynolds American, Inc.	99,014
4,367	Safeway, Inc.	96,685
7,832	Sara Lee Corp.	110,979
2,381	SUPERVALU, Inc.	32,072

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,656	Sysco Corp.	$198,415
3,426	Tyson Foods, Inc., Class A	60,229
11,066	Walgreen Co.	354,555
23,966	Wal-Mart Stores, Inc.	1,211,721
1,913	Whole Foods Market, Inc.*	77,343
		12,520,052
	Energy - 8.7%

5,532	Anadarko Petroleum Corp.	289,490
3,780	Apache Corp.	338,461
4,823	Baker Hughes, Inc.	183,949
1,164	Cabot Oil & Gas Corp.	40,379
2,746	Cameron International Corp.*	99,405
7,322	Chesapeake Energy Corp.	163,574
22,558	Chevron Corp.	1,666,359
16,700	ConocoPhillips	866,062
2,467	CONSOL Energy, Inc.	89,996
4,442	Denbury Resources, Inc.*	73,071
5,018	Devon Energy Corp.	320,399
781	Diamond Offshore Drilling, Inc.	49,281
7,877	El Paso Corp.	89,325
2,837	EOG Resources, Inc.	297,431
53,029	Exxon Mobil Corp.	3,206,133
1,370	FMC Technologies, Inc.*	79,666
10,166	Halliburton Co.	252,422
1,187	Helmerich & Payne, Inc.	44,726
3,271	Hess Corp.	174,017
7,951	Marathon Oil Corp.	247,197
1,141	Massey Energy Co.	37,790
2,147	Murphy Oil Corp.	114,607
3,197	Nabors Industries Ltd.*	60,839
4,700	National Oilwell Varco, Inc.	179,211
1,959	Noble Energy, Inc.	116,541
9,120	Occidental Petroleum Corp.	752,491
3,019	Peabody Energy Corp.	117,620
1,298	Pioneer Natural Resources Co.	82,683
1,787	Range Resources Corp.	80,326
1,279	Rowan Cos., Inc.*	31,668
13,440	Schlumberger Ltd.	754,656
2,790	Smith International, Inc.	104,792
3,887	Southwestern Energy Co.*	146,190
7,273	Spectra Energy Corp.	145,533
1,314	Sunoco, Inc.	39,249
1,579	Tesoro Corp.	18,474
6,344	Valero Energy Corp.	118,506
6,555	Williams Cos., Inc. (The)	129,461
6,552	XTO Energy, Inc.	280,033
		11,882,013
	Financials - 13.1%

5,269	Aflac, Inc.	233,417
6,027	Allstate Corp. (The)	184,607
13,442	American Express Co.	535,933
1,515	American International Group, Inc.*	53,601
2,870	Ameriprise Financial, Inc.	114,197
2,997	AON Corp.	118,292
1,316	Apartment Investment & Management Co., Class A (REIT)	27,149
1,308	Assurant, Inc.	45,388
916	AvalonBay Communities, Inc. (REIT)	89,823
112,680	Bank of America Corp.	1,773,583
13,571	Bank of New York Mellon Corp. (The)	369,131
7,758	BB&T Corp.	234,602
18,588	Berkshire Hathaway, Inc., Class B*	1,311,383
1,561	Boston Properties, Inc. (REIT)	119,697
5,114	Capital One Financial Corp.	211,208
3,036	CB Richard Ellis Group, Inc., Class A*	48,060
10,981	Charles Schwab Corp. (The)	179,430
3,691	Chubb Corp.	185,436
1,830	Cincinnati Financial Corp.	49,758
220,699	Citigroup, Inc.*	873,968
749	CME Group, Inc.	237,171
1,955	Comerica, Inc.	74,485
6,106	Discover Financial Services	82,126
21,543	E*Trade Financial Corp.*	31,884
3,166	Equity Residential (REIT)	142,882
995	Federated Investors, Inc., Class B	22,099
8,930	Fifth Third Bancorp	116,001
2,530	First Horizon National Corp.*	31,498
1,666	Franklin Resources, Inc.	163,418
5,493	Genworth Financial, Inc., Class A*	85,636
5,911	Goldman Sachs Group, Inc. (The)	852,721
4,984	Hartford Financial Services Group, Inc.	124,949
3,300	HCP, Inc. (REIT)	105,138
1,389	Health Care REIT, Inc. (REIT)	59,838
7,337	Host Hotels & Resorts, Inc. (REIT)	104,626
5,322	Hudson City Bancorp, Inc.	67,110
8,046	Huntington Bancshares, Inc./OH	49,563
827	IntercontinentalExchange, Inc.*	96,039
4,816	Invesco Ltd.	89,385
2,063	Janus Capital Group, Inc.	21,992
44,625	JPMorgan Chase & Co.	1,766,257
9,863	KeyCorp	79,101
4,555	Kimco Realty Corp. (REIT)	65,136
1,826	Legg Mason, Inc.	54,269
2,131	Leucadia National Corp.*	46,712
3,395	Lincoln National Corp.	89,832
3,986	Loews Corp.	129,585
933	M&T Bank Corp.	73,931
5,978	Marsh & McLennan Cos., Inc.	130,380
5,916	Marshall & Ilsley Corp.	48,215
9,200	MetLife, Inc.	372,508
2,209	Moody’s Corp.	45,284
15,703	Morgan Stanley	425,708
1,662	NASDAQ OMX Group, Inc. (The)*	30,897
2,715	Northern Trust Corp.	137,949
2,932	NYSE Euronext	84,060
4,170	People’s United Financial, Inc.	58,255
1,829	Plum Creek Timber Co., Inc. (REIT)	64,052
5,807	PNC Financial Services Group, Inc.	364,389
3,588	Principal Financial Group, Inc.	97,558
7,543	Progressive Corp. (The)	147,767
5,326	ProLogis (REIT)	60,610
5,223	Prudential Financial, Inc.	301,419
1,524	Public Storage (REIT)	141,260
13,396	Regions Financial Corp.	102,211
3,257	Simon Property Group, Inc. (REIT)	276,943
5,447	SLM Corp.*	60,516
5,564	State Street Corp.	212,378
5,609	SunTrust Banks, Inc.	151,163
2,909	T. Rowe Price Group, Inc.	144,054
930	Torchmark Corp.	47,923
5,768	Travelers Cos., Inc. (The)	285,343
21,491	U.S. Bancorp	514,924
3,733	Unum Group	86,232
1,760	Ventas, Inc. (REIT)	82,632
1,771	Vornado Realty Trust (REIT)	137,571

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
58,190	Wells Fargo & Co.	$1,669,471
3,842	XL Capital Ltd., Class A	67,658
1,800	Zions Bancorp.	43,110
		18,014,487
	Health Care - 9.4%

17,439	Abbott Laboratories	829,399
4,841	Aetna, Inc.	141,164
3,454	Allergan, Inc.	207,896
3,172	AmerisourceBergen Corp.	99,220
11,000	Amgen, Inc.*	569,580
6,769	Baxter International, Inc.	285,855
2,647	Becton, Dickinson and Co.	188,731
3,028	Biogen Idec, Inc.*	143,618
16,976	Boston Scientific Corp.*	102,705
19,253	Bristol-Myers Squibb Co.	446,862
1,074	C.R. Bard, Inc.	86,962
4,060	Cardinal Health, Inc.	140,029
1,992	CareFusion Corp.*	50,637
5,164	Celgene Corp.*	272,453
842	Cephalon, Inc.*	49,560
763	Cerner Corp.*	63,871
3,088	CIGNA Corp.	103,355
1,663	Coventry Health Care, Inc.*	34,424
1,159	DaVita, Inc.*	73,515
1,653	DENTSPLY International, Inc.	53,607
11,398	Eli Lilly & Co.	373,740
3,092	Express Scripts, Inc.*	311,055
3,396	Forest Laboratories, Inc.*	87,888
2,989	Genzyme Corp.*	145,415
10,147	Gilead Sciences, Inc.*	364,480
1,840	Hospira, Inc.*	95,790
1,912	Humana, Inc.*	88,048
437	Intuitive Surgical, Inc.*	141,051
30,910	Johnson & Johnson	1,802,053
2,791	King Pharmaceuticals, Inc.*	24,198
1,176	Laboratory Corp. of America Holdings*	88,917
2,031	Life Technologies Corp.*	101,672
3,026	McKesson Corp.	211,820
5,212	Medco Health Solutions, Inc.*	300,472
12,407	Medtronic, Inc.	486,106
34,991	Merck & Co., Inc.	1,178,847
629	Millipore Corp.*	66,806
3,445	Mylan, Inc.*	66,971
1,048	Patterson Cos., Inc.	31,136
1,321	PerkinElmer, Inc.	29,974
90,647	Pfizer, Inc.	1,380,554
1,688	Quest Diagnostics, Inc.	89,042
3,655	St. Jude Medical, Inc.*	136,478
3,174	Stryker Corp.	168,317
4,864	Tenet Healthcare Corp.*	27,822
4,599	Thermo Fisher Scientific, Inc.*	239,424
13,001	UnitedHealth Group, Inc.	377,939
1,392	Varian Medical Systems, Inc.*	69,725
1,051	Waters Corp.*	71,930
1,197	Watson Pharmaceuticals, Inc.*	52,860
4,986	WellPoint, Inc.*	255,782
2,392	Zimmer Holdings, Inc.*	133,785
		12,943,540
	Industrials - 8.5%

7,994	3M Co.	634,004
1,259	Avery Dennison Corp.	43,033
8,502	Boeing Co. (The)	545,658
1,871	C.H. Robinson Worldwide, Inc.	108,724
7,017	Caterpillar, Inc.	426,353
1,477	Cintas Corp.	38,402
4,381	CSX Corp.	228,907
2,262	Cummins, Inc.	153,771
2,943	Danaher Corp.	233,615
4,762	Deere & Co.	274,672
2,093	Dover Corp.	93,955
573	Dun & Bradstreet Corp.	41,823
1,858	Eaton Corp.	129,967
8,451	Emerson Electric Co.	392,464
1,419	Equifax, Inc.	42,925
2,383	Expeditors International of Washington, Inc.	91,007
1,474	Fastenal Co.	74,349
3,515	FedEx Corp.	293,467
546	First Solar, Inc.*	61,349
627	Flowserve Corp.	59,628
2,008	Fluor Corp.	94,215
4,332	General Dynamics Corp.	294,143
119,844	General Electric Co.	1,959,449
1,406	Goodrich Corp.	97,576
8,587	Honeywell International, Inc.	367,266
4,345	Illinois Tool Works, Inc.	201,738
2,035	Iron Mountain, Inc.	49,898
2,054	ITT Corp.	99,167
1,399	Jacobs Engineering Group, Inc.*	58,422
1,298	L-3 Communications Holdings, Inc.	107,254
3,542	Lockheed Martin Corp.	283,077
4,030	Masco Corp.	53,801
4,152	Norfolk Southern Corp.	234,422
3,401	Northrop Grumman Corp.	205,727
4,091	PACCAR, Inc.	167,731
1,318	Pall Corp.	44,878
1,806	Parker Hannifin Corp.	110,997
2,330	Pitney Bowes, Inc.	52,751
1,591	Precision Castparts Corp.	185,670
2,359	Quanta Services, Inc.*	48,902
2,308	R.R. Donnelley & Sons Co.	44,221
4,258	Raytheon Co.	223,162
3,637	Republic Services, Inc.	105,909
1,669	Robert Half International, Inc.	42,209
1,603	Rockwell Automation, Inc.	85,648
1,766	Rockwell Collins, Inc.	103,028
1,052	Roper Industries, Inc.	61,037
600	Ryder System, Inc.	26,964
649	Snap-On, Inc.	28,686
8,348	Southwest Airlines Co.	103,849
952	Stericycle, Inc.*	55,806
3,062	Textron, Inc.	63,292
5,675	Union Pacific Corp.	405,365
11,152	United Parcel Service, Inc., Class B	699,900
10,518	United Technologies Corp.	708,703
691	W.W. Grainger, Inc.	70,309
5,447	Waste Management, Inc.	177,082
		11,690,327
	Information Technology - 15.3%

5,887	Adobe Systems, Inc.*	188,855
6,342	Advanced Micro Devices, Inc.*	54,351
3,918	Agilent Technologies, Inc.*	126,786
1,933	Akamai Technologies, Inc.*	76,779
3,340	Altera Corp.	78,724
1,946	Amphenol Corp., Class A	82,510
3,344	Analog Devices, Inc.	97,544
10,185	Apple, Inc.*	2,619,175
15,086	Applied Materials, Inc.	194,760
2,580	Autodesk, Inc.*	75,491

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,670	Automatic Data Processing, Inc.	$231,790
2,051	BMC Software, Inc.*	75,907
4,843	Broadcom Corp., Class A	167,180
4,439	CA, Inc.	89,890
64,311	Cisco Systems, Inc.*	1,489,443
2,065	Citrix Systems, Inc.*	90,055
3,342	Cognizant Technology Solutions Corp., Class A*	167,234
1,725	Computer Sciences Corp.*	86,233
2,554	Compuware Corp.*	20,917
17,509	Corning, Inc.	305,182
19,340	Dell, Inc.*	257,802
12,694	eBay, Inc.*	271,779
3,669	Electronic Arts, Inc.*	60,575
23,056	EMC Corp.*	429,303
3,706	Fidelity National Information Services, Inc.	101,989
1,711	Fiserv, Inc.*	81,358
1,717	FLIR Systems, Inc.*	48,917
2,714	Google, Inc., Class A*	1,316,778
1,469	Harris Corp.	68,911
26,441	Hewlett-Packard Co.	1,216,550
62,046	Intel Corp.	1,329,025
14,590	International Business Machines Corp.	1,827,543
3,526	Intuit, Inc.*	126,019
2,169	Jabil Circuit, Inc.	29,694
2,510	JDS Uniphase Corp.*	28,865
5,902	Juniper Networks, Inc.*	157,111
1,933	KLA-Tencor Corp.	59,478
877	Lexmark International, Inc., Class A*	32,931
2,510	Linear Technology Corp.	70,180
7,374	LSI Corp.*	39,303
1,084	Mastercard, Inc., Class A	218,719
1,782	McAfee, Inc.*	56,668
2,554	MEMC Electronic Materials, Inc.*	28,988
2,069	Microchip Technology, Inc.	57,622
9,555	Micron Technology, Inc.*	86,855
85,704	Microsoft Corp.	2,211,163
1,523	Molex, Inc.	32,257
1,411	Monster Worldwide, Inc.*	20,869
25,978	Motorola, Inc.*	177,949
2,671	National Semiconductor Corp.	37,528
3,871	NetApp, Inc.*	145,859
3,912	Novell, Inc.*	22,807
1,077	Novellus Systems, Inc.*	27,808
6,233	NVIDIA Corp.*	81,902
43,903	Oracle Corp.	990,891
3,613	Paychex, Inc.	103,115
1,279	QLogic Corp.*	23,175
18,877	QUALCOMM, Inc.	671,266
2,120	Red Hat, Inc.*	62,137
3,424	SAIC, Inc.*	58,859
1,235	Salesforce.com, Inc.*	106,865
2,569	SanDisk Corp.*	119,767
9,056	Symantec Corp.*	128,324
4,317	Tellabs, Inc.	38,853
1,873	Teradata Corp.*	59,824
1,991	Teradyne, Inc.*	21,861
13,949	Texas Instruments, Inc.	340,635
2,215	Total System Services, Inc.	32,339
2,060	VeriSign, Inc.*	57,495
5,014	Visa, Inc., Class A	363,314
2,568	Western Digital Corp.*	89,392
7,669	Western Union Co. (The)	122,397
15,185	Xerox Corp.	141,372
3,107	Xilinx, Inc.	75,966
13,368	Yahoo!, Inc.*	205,065
		20,892,823
	Materials - 2.8%

2,383	Air Products & Chemicals, Inc.	164,570
929	Airgas, Inc.	58,035
1,234	AK Steel Holding Corp.	18,461
11,460	Alcoa, Inc.	133,394
1,103	Allegheny Technologies, Inc.	60,312
1,057	Ball Corp.	52,057
1,224	Bemis Co., Inc.	35,104
779	CF Industries Holdings, Inc.	53,432
1,519	Cliffs Natural Resources, Inc.	84,851
12,920	Dow Chemical Co. (The)	347,677
10,152	E.I. du Pont de Nemours & Co.	367,198
817	Eastman Chemical Co.	49,339
2,654	Ecolab, Inc.	125,349
815	FMC Corp.	49,348
5,279	Freeport-McMoRan Copper & Gold, Inc.	369,794
888	International Flavors & Fragrances, Inc.	39,516
4,865	International Paper Co.	113,014
1,924	MeadWestvaco Corp.	45,984
6,129	Monsanto Co.	311,782
5,515	Newmont Mining Corp.	296,817
3,537	Nucor Corp.	152,268
1,894	Owens-Illinois, Inc.*	57,445
1,486	Pactiv Corp.*	42,470
1,863	PPG Industries, Inc.	119,362
3,441	Praxair, Inc.	267,022
1,785	Sealed Air Corp.	37,199
1,368	Sigma-Aldrich Corp.	72,887
948	Titanium Metals Corp.*	16,751
1,610	United States Steel Corp.	76,008
1,419	Vulcan Materials Co.	71,631
2,374	Weyerhaeuser Co.	101,085
		3,790,162
	Telecommunication Services - 2.3%

4,523	American Tower Corp., Class A*	183,317
66,292	AT&T, Inc.	1,610,896
3,365	CenturyTel, Inc.	115,520
3,508	Frontier Communications Corp.	27,889
2,932	MetroPCS Communications, Inc.*	26,359
16,713	Qwest Communications International, Inc.	87,576
33,442	Sprint Nextel Corp.*	171,557
31,851	Verizon Communications, Inc.	876,540
5,132	Windstream Corp.	54,758
		3,154,412
	Utilities - 2.9%

7,508	AES Corp. (The)*	77,107
1,905	Allegheny Energy, Inc.	38,976
2,661	Ameren Corp.	65,620
5,370	American Electric Power Co., Inc.	171,625
4,411	CenterPoint Energy, Inc.	60,078
2,581	CMS Energy Corp.	37,889
3,160	Consolidated Edison, Inc.	134,584
2,259	Constellation Energy Group, Inc.	79,923
6,740	Dominion Resources, Inc.	262,590
1,852	DTE Energy Co.	84,285
14,706	Duke Energy Corp.	234,708
3,660	Edison International	118,438
2,125	Entergy Corp.	159,524

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,616	EQT Corp.	$63,331
7,412	Exelon Corp.	286,103
3,424	FirstEnergy Corp.	120,559
4,643	FPL Group, Inc.	231,825
859	Integrys Energy Group, Inc.	38,844
508	Nicor, Inc.	20,528
3,109	NiSource, Inc.	46,511
1,971	Northeast Utilities	51,148
2,942	NRG Energy, Inc.*	68,696
1,185	Oneok, Inc.	52,697
2,498	Pepco Holdings, Inc.	40,293
4,171	PG&E Corp.	173,097
1,207	Pinnacle West Capital Corp.	42,378
4,235	PPL Corp.	109,305
3,197	Progress Energy, Inc.	123,372
5,683	Public Service Enterprise Group, Inc.	174,070
1,962	Questar Corp.	88,015
1,252	SCANA Corp.	45,435
2,774	Sempra Energy	127,604
9,214	Southern Co.	301,298
2,401	TECO Energy, Inc.	37,336
1,313	Wisconsin Energy Corp.	64,337
5,129	Xcel Energy, Inc.	105,093
		3,937,222
	Total Common Stocks (Cost $111,217,474)	110,629,401

Principal Amount
	U.S. Government & Agency Security (a) - 2.0%
$2,691,229	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $2,691,229)	2,691,229

	Repurchase Agreements (a) - 13.7%
1,141,008	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $1,141,031(b)	1,141,008
466,254	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $466,264(c)	466,254
627,911	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $627,925(d)	627,911
2,232,762	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $2,232,853(e)	2,232,762
2,232,762	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,232,858(f)	2,232,762
4,637,914	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $4,638,012(g)	4,637,914
2,977,016	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $2,977,143(h)	2,977,016
1,398,762	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,398,792(i)	1,398,762
2,282,016	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $2,282,067(j)	2,282,016
797,106	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $797,124(k)	797,106
	Total Repurchase Agreements (Cost $18,793,511)	18,793,511
	Total Investment Securities (Cost $132,702,214) — 96.4%	132,114,141
	Other assets less liabilities — 3.6%	4,902,522
	Net Assets — 100.0%	$137,016,663

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $63,343,865.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $1,163,828. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $475,579. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $640,469. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $2,277,430. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $2,277,424. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $4,730,678. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $3,036,564. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $1,426,738. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $2,327,661. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $813,050. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,860,021
Aggregate gross unrealized depreciation	(4,502,849)
Net unrealized depreciation	$(642,828)
Federal income tax cost of investments	$132,756,969

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	468	06/18/10	$25,482,600	$98,677

Cash collateral in the amount of $3,045,985 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

See accompanying notes to the financial statements.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$52,081,386	$779,832

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	17,227,084	1,707,638

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	66,254,286	(2,254,550)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	137,051,527	2,053,432

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	2,359,346	(148,545)

		$2,137,807

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

UltraPro MidCap400

Shares		Value
	Common Stocks (a) - 65.9%
	Consumer Discretionary - 9.8%

632	99 Cents Only Stores*	$9,657
1,129	Aaron’s, Inc.	22,557
1,279	Advance Auto Parts, Inc.	66,201
1,374	Aeropostale, Inc.*	38,074
2,880	American Eagle Outfitters, Inc.	37,728
547	American Greetings Corp., Class A	12,898
814	AnnTaylor Stores Corp.*	17,623
766	Bally Technologies, Inc.*	32,555
549	Barnes & Noble, Inc.	11,106
423	Bob Evans Farms, Inc.	12,284
1,621	BorgWarner, Inc.*	60,398
764	Boyd Gaming Corp.*	10,062
1,421	Brinker International, Inc.	25,265
1,275	Burger King Holdings, Inc.	24,238
944	Career Education Corp.*	26,432
3,090	CarMax, Inc.*	67,146
837	Cheesecake Factory, Inc. (The)*	21,344
2,467	Chico’s FAS, Inc.	30,171
438	Chipotle Mexican Grill, Inc.*	62,319
804	Coldwater Creek, Inc.*	5,017
889	Collective Brands, Inc.*	19,896
1,216	Corinthian Colleges, Inc.*	16,282
1,239	Dick’s Sporting Goods, Inc.*	35,324
1,224	Dollar Tree, Inc.*	76,610
1,050	DreamWorks Animation SKG, Inc., Class A*	31,175
828	Dress Barn, Inc. (The)*	22,679
2,170	Foot Locker, Inc.	32,355
668	Fossil, Inc.*	25,050
1,926	Gentex Corp.	37,904
807	Guess?, Inc.	30,658
1,323	Hanesbrands, Inc.*	36,091
529	Harte-Hanks, Inc.	7,226
423	International Speedway Corp., Class A	11,797
413	ITT Educational Services, Inc.*	41,688
776	J. Crew Group, Inc.*	35,417
594	John Wiley & Sons, Inc., Class A	23,522
1,026	KB Home	14,856
740	Lamar Advertising Co., Class A*	21,808
574	Life Time Fitness, Inc.*	21,301
1,960	LKQ Corp.*	36,103
421	Matthews International Corp., Class A	13,632
522	MDC Holdings, Inc.	16,380
778	Mohawk Industries, Inc.*	43,693
586	NetFlix, Inc.*	65,134
85	NVR, Inc.*	58,249
441	Panera Bread Co., Class A*	35,646
1,713	PetSmart, Inc.	54,405
787	Phillips-Van Heusen Corp.	43,073
792	Regis Corp.	14,565
911	Rent-A-Center, Inc.*	22,064
608	Ryland Group, Inc.	11,309
2,212	Saks, Inc.*	20,306
354	Scholastic Corp.	9,257
900	Scientific Games Corp., Class A*	9,198
3,522	Service Corp. International	30,078
934	Sotheby’s	30,355
194	Strayer Education, Inc.	46,560
542	Thor Industries, Inc.	15,805
605	Timberland Co. (The), Class A*	11,622
1,946	Toll Brothers, Inc.*	41,002
874	Tupperware Brands Corp.	37,136
523	Under Armour, Inc., Class A*	17,620
633	Warnaco Group, Inc. (The)*	26,959
4,799	Wendy’s/Arby’s Group, Inc., Class A	21,644
1,472	Williams-Sonoma, Inc.	43,983
729	WMS Industries, Inc.*	33,775
		1,944,267
	Consumer Staples - 2.4%

1,187	Alberto-Culver Co.	32,666
772	BJ’s Wholesale Club, Inc.*	30,934
979	Church & Dwight Co., Inc.	64,428
1,041	Corn Products International, Inc.	34,717
968	Energizer Holdings, Inc.*	54,392
1,068	Flowers Foods, Inc.	26,390
1,454	Green Mountain Coffee Roasters, Inc.*	34,387
978	Hansen Natural Corp.*	38,191
270	Lancaster Colony Corp.	14,758
877	NBTY, Inc.*	30,029
759	Ralcorp Holdings, Inc.*	45,593
568	Ruddick Corp.	18,755
1,960	Smithfield Foods, Inc.*	33,791
374	Tootsie Roll Industries, Inc.	9,365
340	Universal Corp.	13,896
		482,292
	Energy - 3.8%

2,252	Arch Coal, Inc.	48,531
786	Atwood Oceanics, Inc.*	21,340
536	Bill Barrett Corp.*	17,452
1,162	Cimarex Energy Co.	85,384
653	Comstock Resources, Inc.*	19,486
867	Exterran Holdings, Inc.*	22,108
1,559	Forest Oil Corp.*	41,532
1,451	Frontier Oil Corp.	20,183
1,273	Helix Energy Solutions Group, Inc.*	13,863
1,411	Mariner Energy, Inc.*	30,167
1,842	Newfield Exploration Co.*	95,895
761	Oceaneering International, Inc.*	35,211
367	Overseas Shipholding Group, Inc.	14,199
1,046	Patriot Coal Corp.*	17,437
2,129	Patterson-UTI Energy, Inc.	29,870
1,933	Plains Exploration & Production Co.*	42,719
2,434	Pride International, Inc.*	60,290
1,641	Quicksilver Resources, Inc.*	20,037
1,725	Southern Union Co.	37,553
1,089	Superior Energy Services, Inc.*	23,697
717	Tidewater, Inc.	29,978
561	Unit Corp.*	22,939
		749,871
	Financials - 13.7%

611	Affiliated Managers Group, Inc.*	43,778
614	Alexandria Real Estate Equities, Inc. (REIT)	40,266
2,288	AMB Property Corp. (REIT)	59,328
1,057	American Financial Group, Inc./OH	29,490
1,336	AmeriCredit Corp.*	28,884
2,651	Apollo Investment Corp.	27,650
1,421	Arthur J. Gallagher & Co.	35,085
2,395	Associated Banc-Corp	32,165
1,140	Astoria Financial Corp.	16,963
1,016	BancorpSouth, Inc.	19,700
666	Bank of Hawaii Corp.	31,988
862	BRE Properties, Inc. (REIT)	35,221
1,635	Brown & Brown, Inc.	32,046
890	Camden Property Trust (REIT)	40,620

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,088	Cathay General Bancorp	$11,990
601	City National Corp./CA	34,666
1,012	Commerce Bancshares, Inc./MO	37,616
809	Corporate Office Properties Trust (REIT)	30,669
1,398	Cousins Properties, Inc. (REIT)	10,779
833	Cullen/Frost Bankers, Inc.	45,715
3,109	Duke Realty Corp. (REIT)	36,935
1,629	Eaton Vance Corp.	48,691
487	Equity One, Inc. (REIT)	8,362
404	Essex Property Trust, Inc. (REIT)	42,513
822	Everest Re Group Ltd.	59,743
849	Federal Realty Investment Trust (REIT)	62,571
3,194	Fidelity National Financial, Inc., Class A	46,057
1,435	First American Corp.	48,833
2,897	First Niagara Financial Group, Inc.	38,269
1,436	FirstMerit Corp.	26,767
2,749	Fulton Financial Corp.	27,353
284	Greenhill & Co., Inc.	19,678
623	Hanover Insurance Group, Inc. (The)	27,101
1,589	HCC Insurance Holdings, Inc.	39,836
989	Highwoods Properties, Inc. (REIT)	29,136
544	Horace Mann Educators Corp.	8,361
1,710	Hospitality Properties Trust (REIT)	38,475
718	International Bancshares Corp.	14,181
1,688	Jefferies Group, Inc.	39,381
581	Jones Lang LaSalle, Inc.	43,354
1,563	Liberty Property Trust (REIT)	48,156
1,775	Macerich Co. (The) (REIT)	73,414
1,098	Mack-Cali Realty Corp. (REIT)	36,212
494	Mercury General Corp.	21,346
1,456	MSCI, Inc., Class A*	43,170
1,628	Nationwide Health Properties, Inc. (REIT)	57,778
6,006	New York Community Bancorp, Inc.	96,396
1,470	NewAlliance Bancshares, Inc.	17,302
3,337	Old Republic International Corp.	46,251
1,230	Omega Healthcare Investors, Inc. (REIT)	24,428
413	PacWest Bancorp	8,607
552	Potlatch Corp. (REIT)	19,232
645	Prosperity Bancshares, Inc.	23,246
1,187	Protective Life Corp.	25,544
1,375	Raymond James Financial, Inc.	38,871
1,108	Rayonier, Inc. (REIT)	49,727
1,447	Realty Income Corp. (REIT)	45,060
1,131	Regency Centers Corp. (REIT)	41,564
1,012	Reinsurance Group of America, Inc.	47,534
1,790	SEI Investments Co.	37,751
1,766	Senior Housing Properties Trust (REIT)	36,803
1,079	SL Green Realty Corp. (REIT)	67,211
655	StanCorp Financial Group, Inc.	28,027
573	SVB Financial Group*	25,705
10,326	Synovus Financial Corp.	30,565
1,710	TCF Financial Corp.	27,599
893	Transatlantic Holdings, Inc.	41,998
786	Trustmark Corp.	17,583
2,155	UDR, Inc. (REIT)	43,811
692	Unitrin, Inc.	18,469
2,230	Valley National Bancorp	32,246
1,780	W. R. Berkley Corp.	48,523
1,183	Waddell & Reed Financial, Inc., Class A	31,716
1,559	Washington Federal, Inc.	26,940
924	Webster Financial Corp.	17,695
1,449	Weingarten Realty Investors (REIT)	30,226
405	Westamerica Bancorp.	22,546
1,225	Wilmington Trust Corp.	18,473
		2,717,941
	Health Care - 8.1%

983	Affymetrix, Inc.*	6,439
969	Beckman Coulter, Inc.	55,659
267	Bio-Rad Laboratories, Inc., Class A*	24,983
913	Charles River Laboratories International, Inc.*	30,622
1,291	Community Health Systems, Inc.*	50,323
890	Covance, Inc.*	46,956
1,568	Edwards Lifesciences Corp.*	79,231
1,626	Endo Pharmaceuticals Holdings, Inc.*	34,049
681	Gen-Probe, Inc.*	29,937
3,464	Health Management Associates, Inc., Class A*	32,215
1,389	Health Net, Inc.*	34,239
1,257	Henry Schein, Inc.*	70,907
872	Hill-Rom Holdings, Inc.	24,311
3,583	Hologic, Inc.*	53,387
805	IDEXX Laboratories, Inc.*	50,908
969	Immucor, Inc.*	19,031
542	Kindred Healthcare, Inc.*	8,406
860	Kinetic Concepts, Inc.*	35,604
760	LifePoint Hospitals, Inc.*	26,972
911	Lincare Holdings, Inc.*	42,653
723	Masimo Corp.	16,007
804	Medicis Pharmaceutical Corp., Class A	18,645
652	Mednax, Inc.*	36,871
468	Mettler-Toledo International, Inc.*	53,600
1,668	Omnicare, Inc.	41,884
808	OSI Pharmaceuticals, Inc.*	46,363
873	Owens & Minor, Inc.	26,077
1,115	Perrigo Co.	66,242
1,643	Pharmaceutical Product Development, Inc.	44,098
780	Psychiatric Solutions, Inc.*	25,256
1,042	ResMed, Inc.*	65,531
820	STERIS Corp.	26,101
517	Techne Corp.	31,304
551	Teleflex, Inc.	30,900
791	Thoratec Corp.*	34,701
666	United Therapeutics Corp.*	34,113
1,344	Universal Health Services, Inc., Class B	56,959
898	Valeant Pharmaceuticals International*	41,739
1,185	VCA Antech, Inc.*	30,881
2,781	Vertex Pharmaceuticals, Inc.*	96,195
587	WellCare Health Plans, Inc.*	16,002
		1,596,301
	Industrials - 9.5%

1,580	Aecom Technology Corp.*	40,100
1,282	AGCO Corp.*	36,883
1,868	AirTran Holdings, Inc.*	10,536
494	Alaska Air Group, Inc.*	23,070
569	Alexander & Baldwin, Inc.	18,316
458	Alliant Techsystems, Inc.*	31,506
1,496	AMETEK, Inc.	60,738
1,417	BE Aerospace, Inc.*	38,429
664	Brink’s Co. (The)	15,053

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,121	Bucyrus International, Inc.	$60,041
834	Carlisle Cos., Inc.	32,434
317	Clean Harbors, Inc.*	20,095
745	Con-way, Inc.	25,345
933	Copart, Inc.*	33,495
473	Corporate Executive Board Co. (The)	15,320
1,608	Corrections Corp. of America*	31,999
649	Crane Co.	21,112
710	Deluxe Corp.	15,244
1,071	Donaldson Co., Inc.	46,214
821	Federal Signal Corp.	5,591
644	FTI Consulting, Inc.*	27,537
639	GATX Corp.	18,473
833	Graco, Inc.	26,398
466	Granite Construction, Inc.	13,817
1,113	Harsco Corp.	30,285
775	Herman Miller, Inc.	14,903
625	HNI Corp.	19,162
828	Hubbell, Inc., Class B	35,314
1,123	IDEX Corp.	34,296
1,218	J.B. Hunt Transport Services, Inc.	42,058
2,875	JetBlue Airways Corp.*	17,825
1,427	Joy Global, Inc.	72,777
1,408	Kansas City Southern*	53,743
2,225	KBR, Inc.	48,905
1,130	Kennametal, Inc.	31,877
746	Kirby Corp.*	29,415
635	Korn/Ferry International*	8,877
697	Landstar System, Inc.	29,232
679	Lennox International, Inc.	30,385
591	Lincoln Electric Holdings, Inc.	32,978
1,135	Manpower, Inc.	51,881
419	Mine Safety Appliances Co.	11,464
613	MSC Industrial Direct Co., Class A	31,717
693	Navigant Consulting, Inc.*	8,399
468	Nordson Corp.	31,183
1,241	Oshkosh Corp.*	44,093
1,363	Pentair, Inc.	46,833
519	Regal-Beloit Corp.	31,290
606	Rollins, Inc.	12,884
1,159	Shaw Group, Inc. (The)*	39,533
691	SPX Corp.	40,838
1,501	Terex Corp.*	32,662
729	Thomas & Betts Corp.*	27,950
1,102	Timken Co.	31,727
592	Towers Watson & Co., Class A	27,232
1,098	Trinity Industries, Inc.	23,991
834	United Rentals, Inc.*	10,133
1,165	URS Corp.*	51,936
277	Valmont Industries, Inc.	21,944
1,091	Waste Connections, Inc.*	38,414
609	Werner Enterprises, Inc.	13,727
660	Westinghouse Air Brake Technologies Corp.	28,611
787	Woodward Governor Co.	22,587
		1,880,807
	Information Technology - 9.9%

472	ACI Worldwide, Inc.*	9,020
1,097	Acxiom Corp.*	19,099
1,344	ADC Telecommunications, Inc.*	11,101
775	ADTRAN, Inc.	21,258
217	Advent Software, Inc.*	9,383
729	Alliance Data Systems Corp.*	51,511
1,246	ANSYS, Inc.*	54,488
1,477	AOL, Inc.*	30,471
1,661	Arrow Electronics, Inc.*	45,312
6,317	Atmel Corp.*	32,248
2,104	Avnet, Inc.*	60,427
1,868	Broadridge Financial Solutions, Inc.	35,716
3,726	Cadence Design Systems, Inc.*	24,964
1,283	Ciena Corp.*	19,976
1,307	CommScope, Inc.*	36,857
1,708	Convergys Corp.*	18,651
1,472	Cree, Inc.*	97,697
919	Diebold, Inc.	26,633
536	Digital River, Inc.*	14,761
535	DST Systems, Inc.	20,501
623	Equinix, Inc.*	57,322
1,102	F5 Networks, Inc.*	77,504
581	Factset Research Systems, Inc.	39,537
645	Fair Isaac Corp.	14,964
1,723	Fairchild Semiconductor International, Inc.*	17,230
838	Gartner, Inc.*	20,740
1,130	Global Payments, Inc.	47,675
1,160	Hewitt Associates, Inc., Class A*	43,210
1,255	Informatica Corp.*	32,379
2,268	Ingram Micro, Inc., Class A*	38,465
2,298	Integrated Device Technology, Inc.*	13,420
985	International Rectifier Corp.*	20,646
1,705	Intersil Corp., Class A	22,694
557	Itron, Inc.*	37,130
1,171	Jack Henry & Associates, Inc.	28,151
1,773	Lam Research Corp.*	67,126
1,324	Lender Processing Services, Inc.	44,937
309	Mantech International Corp., Class A*	14,285
1,440	Mentor Graphics Corp.*	13,219
1,104	MICROS Systems, Inc.*	37,757
793	National Instruments Corp.	25,527
2,207	NCR Corp.*	29,309
1,032	NeuStar, Inc., Class A*	22,074
2,323	Palm, Inc.*	13,241
1,624	Parametric Technology Corp.*	26,764
669	Plantronics, Inc.	20,030
1,167	Polycom, Inc.*	35,045
868	Quest Software, Inc.*	16,800
3,721	RF Micro Devices, Inc.*	17,861
1,444	Rovi Corp.*	53,919
855	Semtech Corp.*	15,057
637	Silicon Laboratories, Inc.*	28,939
969	Solera Holdings, Inc.	33,605
598	SRA International, Inc., Class A*	12,899
1,204	Sybase, Inc.*	77,453
2,032	Synopsys, Inc.*	43,525
705	Tech Data Corp.*	28,658
2,309	TIBCO Software, Inc.*	26,346
1,673	Trimble Navigation Ltd.*	48,065
1,158	ValueClick, Inc.*	13,468
2,588	Vishay Intertechnology, Inc.*	23,421
815	Zebra Technologies Corp., Class A*	22,412
		1,962,883
	Materials - 4.4%

1,266	Albemarle Corp.	54,514
941	Aptargroup, Inc.	37,508
1,082	Ashland, Inc.	58,006
906	Cabot Corp.	25,377
610	Carpenter Technology Corp.	23,735
1,565	Commercial Metals Co.	24,367
676	Cytec Industries, Inc.	28,885
477	Greif, Inc., Class A	26,140
572	Intrepid Potash, Inc.*	14,106

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,759	Louisiana-Pacific Corp.*	$14,952
948	Lubrizol Corp.	83,964
628	Martin Marietta Materials, Inc.	58,549
260	Minerals Technologies, Inc.	13,897
162	NewMarket Corp.	16,680
1,089	Olin Corp.	20,876
1,428	Packaging Corp. of America	31,616
890	Reliance Steel & Aluminum Co.	40,860
538	Rock-Tenn Co., Class A	27,685
1,795	RPM International, Inc.	35,559
628	Scotts Miracle-Gro Co. (The), Class A	27,902
682	Sensient Technologies Corp.	18,885
743	Silgan Holdings, Inc.	21,198
1,390	Sonoco Products Co.	42,965
2,999	Steel Dynamics, Inc.	43,995
1,491	Temple-Inland, Inc.	31,505
1,380	Valspar Corp.	43,291
845	Worthington Industries, Inc.	12,438
		879,455
	Telecommunication Services - 0.5%
2,788	Cincinnati Bell, Inc.*	8,866
962	Syniverse Holdings, Inc.*	19,038
1,277	Telephone & Data Systems, Inc.	41,988
2,082	tw telecom, inc.*	36,414
		106,306
	Utilities - 3.8%
1,075	AGL Resources, Inc.	39,238
1,534	Alliant Energy Corp.	49,303
1,889	Aqua America, Inc.	32,963
1,290	Atmos Energy Corp.	34,985
539	Black Hills Corp.	15,464
839	Cleco Corp.	22,208
1,660	DPL, Inc.	41,566
1,400	Dynegy, Inc.*	7,321
995	Energen Corp.	44,049
1,877	Great Plains Energy, Inc.	32,941
1,276	Hawaiian Electric Industries, Inc.	28,021
665	IDACORP, Inc.	21,978
2,604	MDU Resources Group, Inc.	48,695
1,124	National Fuel Gas Co.	54,626
1,481	NSTAR	51,998
3,256	NV Energy, Inc.	38,388
1,345	OGE Energy Corp.	49,012
1,202	PNM Resources, Inc.	14,833
1,509	UGI Corp.	39,445
1,125	Vectren Corp.	25,931
1,512	Westar Energy, Inc.	33,264
697	WGL Holdings, Inc.	23,593
		749,822
	Total Common Stocks (Cost $12,566,819)	13,069,945

Principal Amount
	U.S. Government & Agency Security (a) - 3.5%
$685,928	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $685,928)	685,928

	Repurchase Agreements (a) - 24.2%
291,208	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $291,214(b)	291,208
117,493	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $117,495(c)	117,493
157,297	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $157,300(d)	157,297
577,366	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $577,390(e)	577,366
577,366	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $577,391(f)	577,366
1,172,408	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,172,433(g)	1,172,408
769,821	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $769,854(h)	769,821
352,480	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $352,487(i)	352,480
582,416	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $582,429(j)	582,416
196,442	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $196,446(k)	196,442
	Total Repurchase Agreements (Cost $4,794,297)	4,794,297
	Total Investment Securities (Cost $18,047,044) — 93.6%	18,550,170
	Other assets less liabilities — 6.4%	1,267,613
	Net Assets — 100.0%	$19,817,783

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,719,449.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $297,032. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $119,843. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $160,443. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $588,917. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $588,915. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,195,858. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $785,219. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $359,530. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $594,066. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $200,371. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,488
Aggregate gross unrealized depreciation	(392,679)
Net unrealized appreciation	$496,809
Federal income tax cost of investments	$18,053,361

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	22	06/18/10	$1,677,720	$33,720

Cash collateral in the amount of $310,171 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$6,494,491	$177,366

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	15,615,376	(1,076,459)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	22,631,245	1,904,957

		$1,005,864

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

UltraPro Russell2000

Shares		Value
	Common Stocks (a) - 72.5%
	Consumer Discretionary - 11.1%
298	1-800-Flowers.com, Inc., Class A*	$796
532	99 Cents Only Stores*	8,129
287	AFC Enterprises, Inc.*	3,002
213	Ambassadors Group, Inc.	2,490
370	American Apparel, Inc.*	585
633	American Axle & Manufacturing Holdings, Inc.*	5,678
448	American Greetings Corp., Class A	10,564
206	American Public Education, Inc.*	8,423
113	America’s Car-Mart, Inc.*	2,737
243	Amerigon, Inc.*	2,143
291	Ameristar Casinos, Inc.	5,244
665	AnnTaylor Stores Corp.*	14,397
301	Arbitron, Inc.	9,168
1,070	ArvinMeritor, Inc.*	15,558
365	Asbury Automotive Group, Inc.*	4,825
160	Ascent Media Corp., Class A*	4,238
196	Audiovox Corp., Class A*	1,601
618	Bally Technologies, Inc.*	26,265
843	Beazer Homes USA, Inc.*	4,190
272	bebe stores, inc.	1,863
1,014	Belo Corp., Class A*	7,372
149	Benihana, Inc., Class A*	866
244	Big 5 Sporting Goods Corp.	3,609
14	Biglari Holdings, Inc.*	4,257
223	BJ’s Restaurants, Inc.*	5,171
144	Blue Nile, Inc.*	6,754
163	Bluegreen Corp.*	782
67	Blyth, Inc.	3,326
349	Bob Evans Farms, Inc.	10,135
80	Books-A-Million, Inc.	564
555	Borders Group, Inc.*	1,093
157	Bridgepoint Education, Inc.*	3,386
115	Brookfield Homes Corp.*	1,168
472	Brown Shoe Co., Inc.	7,873
1,002	Brunswick Corp.	17,505
290	Buckle, Inc. (The)	10,310
204	Buffalo Wild Wings, Inc.*	7,528
191	Build-A-Bear Workshop, Inc.*	1,616
453	Cabela’s, Inc.*	7,796
219	California Pizza Kitchen, Inc.*	3,992
732	Callaway Golf Co.	6,163
165	Capella Education Co.*	14,175
78	Caribou Coffee Co., Inc.*	784
125	Carmike Cinemas, Inc.*	1,388
128	Carrols Restaurant Group, Inc.*	803
644	Carter’s, Inc.*	19,681
314	Cato Corp. (The), Class A	7,451
74	Cavco Industries, Inc.*	2,702
261	CEC Entertainment, Inc.*	10,555
1,310	Charming Shoppes, Inc.*	5,974
682	Cheesecake Factory, Inc. (The)*	17,391
86	Cherokee, Inc.	1,762
251	Children’s Place Retail Stores, Inc. (The)*	11,830
49	China Automotive Systems, Inc.*	888
385	ChinaCast Education Corp.*	2,545
407	Christopher & Banks Corp.	3,728
108	Churchill Downs, Inc.	3,621
366	Cinemark Holdings, Inc.	5,852
167	Citi Trends, Inc.*	5,691
554	CKE Restaurants, Inc.	6,847
660	CKX, Inc.*	3,498
358	Coinstar, Inc.*	19,210
648	Coldwater Creek, Inc.*	4,044
727	Collective Brands, Inc.*	16,270
130	Columbia Sportswear Co.	6,653
113	Conn’s, Inc.*	845
669	Cooper Tire & Rubber Co.	12,651
110	Core-Mark Holding Co., Inc.*	2,979
909	Corinthian Colleges, Inc.*	12,172
57	CPI Corp.	1,600
257	Cracker Barrel Old Country Store, Inc.	12,806
951	CROCS, Inc.*	9,843
124	Crown Media Holdings, Inc., Class A*	218
85	CSS Industries, Inc.	1,606
1,582	Dana Holding Corp.*	17,181
149	Deckers Outdoor Corp.*	21,563
1,091	Denny’s Corp.*	3,448
54	Destination Maternity Corp.*	1,450
581	Dillard’s, Inc., Class A	16,669
200	DineEquity, Inc.*	6,754
418	Domino’s Pizza, Inc.*	5,434
129	Dorman Products, Inc.*	2,921
161	Dover Downs Gaming & Entertainment, Inc.	520
712	Dress Barn, Inc. (The)*	19,502
208	Drew Industries, Inc.*	4,564
1,045	Drugstore.com, Inc.*	3,584
138	DSW, Inc., Class A*	3,985
343	E.W. Scripps Co. (The), Class A*	3,029
3,045	Eastman Kodak Co.*	17,174
54	Einstein Noah Restaurant Group, Inc.*	698
279	Ethan Allen Interiors, Inc.	5,636
570	Exide Technologies*	2,428
480	Finish Line (The), Class A	7,992
66	Fisher Communications, Inc.*	957
533	Fossil, Inc.*	19,988
455	Fred’s, Inc., Class A	6,229
25	Frisch’s Restaurants, Inc.	524
156	Fuel Systems Solutions, Inc.*	4,170
139	Fuqi International, Inc.*	1,286
471	Furniture Brands International, Inc.*	3,688
165	G-III Apparel Group Ltd.*	4,731
183	Gaiam, Inc., Class A	1,449
450	Gaylord Entertainment Co.*	11,966
273	Genesco, Inc.*	8,496
184	Global Sources Ltd.*	1,391
179	Grand Canyon Education, Inc.*	4,396
316	Great Wolf Resorts, Inc.*	793
273	Group 1 Automotive, Inc.*	7,764
331	Gymboree Corp.*	14,756
429	Harte-Hanks, Inc.	5,860
201	Haverty Furniture Cos., Inc.	3,258
62	Hawk Corp., Class A*	1,419
339	Helen of Troy Ltd.*	8,733
145	hhgregg, Inc.*	4,351
324	Hibbett Sports, Inc.*	8,349
122	Hooker Furniture Corp.	1,900
500	HOT Topic, Inc.	2,780
589	Hovnanian Enterprises, Inc., Class A*	3,646
451	HSN, Inc.*	12,154
810	Iconix Brand Group, Inc.*	13,162
449	Interval Leisure Group, Inc.*	6,070
220	iRobot Corp.*	4,721
176	Isle of Capri Casinos, Inc.*	1,753
571	J. Crew Group, Inc.*	26,060
648	Jack in the Box, Inc.*	14,541
327	Jackson Hewitt Tax Service, Inc.*	621
317	Jakks Pacific, Inc.*	4,695
300	Jo-Ann Stores, Inc.*	13,704
970	Jones Apparel Group, Inc.	19,051

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
208	JoS. A. Bank Clothiers, Inc.*	$12,621
466	Journal Communications, Inc., Class A*	2,349
280	K12, Inc.*	7,006
86	Kenneth Cole Productions, Inc., Class A*	1,012
141	Kirkland’s, Inc.*	3,034
337	Knology, Inc.*	4,031
664	Krispy Kreme Doughnuts, Inc.*	2,457
297	K-Swiss, Inc., Class A*	3,704
213	Lakes Entertainment, Inc.*	379
83	Landry’s Restaurants, Inc.*	1,990
585	La-Z-Boy, Inc.*	6,944
386	Leapfrog Enterprises, Inc.*	1,999
85	Learning Tree International, Inc.*	1,006
457	Life Time Fitness, Inc.*	16,959
305	LIN TV Corp., Class A*	2,004
110	Lincoln Educational Services Corp.*	2,621
233	Lithia Motors, Inc., Class A	1,904
1,580	Live Nation Entertainment, Inc.*	19,323
1,080	Liz Claiborne, Inc.*	6,620
256	LodgeNet Interactive Corp.*	1,362
229	Luby’s, Inc.*	898
462	Lululemon Athletica, Inc.*	18,877
164	Lumber Liquidators Holdings, Inc.*	4,840
209	M/I Homes, Inc.*	2,475
130	Mac-Gray Corp.	1,542
214	Maidenform Brands, Inc.*	4,952
228	Marcus Corp.	2,497
112	Marine Products Corp.*	810
301	Martha Stewart Living Omnimedia, Class A*	1,806
346	Matthews International Corp., Class A	11,203
169	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,475
446	Mediacom Communications Corp., Class A*	2,377
592	Men’s Wearhouse, Inc. (The)	12,870
356	Meritage Homes Corp.*	7,611
159	Midas, Inc.*	1,588
531	Modine Manufacturing Co.*	6,170
101	Monarch Casino & Resort, Inc.*	1,170
189	Monro Muffler Brake, Inc.	7,445
247	Morgans Hotel Group Co.*	1,876
184	Movado Group, Inc.*	2,260
303	Multimedia Games, Inc.*	1,397
478	National CineMedia, Inc.	8,360
54	National Presto Industries, Inc.	5,251
285	New York & Co., Inc.*	1,089
109	NIVS IntelliMedia Technology Group, Inc.*	284
46	Nobel Learning Communities, Inc.*	304
349	NutriSystem, Inc.	7,765
197	O’Charleys, Inc.*	1,468
866	OfficeMax, Inc.*	15,441
414	Orbitz Worldwide, Inc.*	2,194
1,029	Orient-Express Hotels Ltd., Class A*	10,383
165	Outdoor Channel Holdings, Inc.*	982
178	Overstock.com, Inc.*	4,005
143	Oxford Industries, Inc.	2,980
269	P.F. Chang’s China Bistro, Inc.	11,693
746	Pacific Sunwear of California*	3,036
248	Papa John’s International, Inc.*	6,158
129	Peet’s Coffee & Tea, Inc.*	5,012
553	PEP Boys-Manny Moe & Jack	6,818
106	Perry Ellis International, Inc.*	2,550
265	PetMed Express, Inc.	5,226
1,308	Pier 1 Imports, Inc.*	10,399
682	Pinnacle Entertainment, Inc.*	8,252
243	Playboy Enterprises, Inc., Class B*	921
348	Polaris Industries, Inc.	20,428
549	Pool Corp.	13,171
77	Pre-Paid Legal Services, Inc.*	3,567
190	PRIMEDIA, Inc.	705
242	Princeton Review, Inc.*	581
1,455	Quiksilver, Inc.*	6,780
740	Raser Technologies, Inc.*	437
242	RC2 Corp.*	4,501
414	RCN Corp.*	6,013
197	Reading International, Inc., Class A*	800
151	Red Lion Hotels Corp.*	995
176	Red Robin Gourmet Burgers, Inc.*	3,627
648	Regis Corp.	11,917
750	Rent-A-Center, Inc.*	18,165
107	Rentrak Corp.*	2,521
283	Retail Ventures, Inc.*	2,850
738	Ruby Tuesday, Inc.*	7,941
77	Rue21, Inc.*	2,614
319	Ruth’s Hospitality Group, Inc.*	1,544
489	Ryland Group, Inc.	9,095
1,432	Saks, Inc.*	13,146
1,067	Sally Beauty Holdings, Inc.*	10,040
256	Scholastic Corp.	6,694
513	Sealy Corp.*	1,667
102	Shoe Carnival, Inc.*	2,557
609	Shuffle Master, Inc.*	5,055
250	Shutterfly, Inc.*	5,775
486	Sinclair Broadcast Group, Inc., Class A*	3,225
376	Skechers U.S.A., Inc., Class A*	14,168
77	Skyline Corp.	1,455
675	Smith & Wesson Holding Corp.*	2,940
349	Sonic Automotive, Inc., Class A*	3,452
690	Sonic Corp.*	7,279
761	Sotheby’s	24,733
368	Spartan Motors, Inc.	1,766
148	Speedway Motorsports, Inc.	2,158
105	Sport Supply Group, Inc.	1,410
431	Stage Stores, Inc.	6,107
207	Standard Motor Products, Inc.	1,733
1,205	Standard Pacific Corp.*	6,085
117	Stanley Furniture Co., Inc.*	614
290	Stein Mart, Inc.*	2,311
165	Steiner Leisure Ltd.*	6,848
77	Steinway Musical Instruments, Inc.*	1,448
267	Steven Madden Ltd.*	9,006
913	Stewart Enterprises, Inc., Class A	5,542
171	Stoneridge, Inc.*	1,655
216	Sturm Ruger & Co., Inc.	3,400
263	Superior Industries International, Inc.	3,892
75	Syms Corp.*	537
116	Systemax, Inc.	2,238
337	Talbots, Inc.*	5,068
850	Tempur-Pedic International, Inc.*	28,220
674	Tenneco, Inc.*	14,936
568	Texas Roadhouse, Inc.*	8,293
468	Timberland Co. (The), Class A*	8,990
220	Town Sports International Holdings, Inc.*	653
408	Tractor Supply Co.	27,646
288	True Religion Apparel, Inc.*	7,952
340	Tuesday Morning Corp.*	1,924
711	Tupperware Brands Corp.	30,210
112	U.S. Auto Parts Network, Inc.*	914

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
314	Ulta Salon Cosmetics & Fragrance, Inc.*	$8,032
376	Under Armour, Inc., Class A*	12,667
507	Unifi, Inc.*	2,003
160	Unifirst Corp.	7,200
155	Universal Electronics, Inc.*	3,026
224	Universal Technical Institute, Inc.*	5,499
137	Universal Travel Group*	1,145
334	Vail Resorts, Inc.*	13,898
546	Valassis Communications, Inc.*	19,940
15	Value Line, Inc.	297
125	Vitacost.com, Inc.*	1,284
103	Vitamin Shoppe, Inc.*	2,639
214	Volcom, Inc.*	4,271
520	Warnaco Group, Inc. (The)*	22,147
162	West Marine, Inc.*	1,803
1,101	Wet Seal, Inc. (The), Class A*	4,514
79	Weyco Group, Inc.	1,816
330	Winnebago Industries, Inc.*	4,003
558	Wolverine World Wide, Inc.	16,015
204	Wonder Auto Technology, Inc.*	1,695
248	World Wrestling Entertainment, Inc., Class A	4,109
340	Youbet.com, Inc.*	847
270	Zale Corp.*	729
230	Zumiez, Inc.*	3,938
		1,736,715
	Consumer Staples - 2.3%

346	AgFeed Industries, Inc.*	1,163
40	Alico, Inc.	1,016
1,010	Alliance One International, Inc.*	4,212
111	American Dairy, Inc.*	1,880
238	American Italian Pasta Co., Class A*	9,261
701	American Oriental Bioengineering, Inc.*	2,173
207	Andersons, Inc. (The)	6,775
14	Arden Group, Inc., Class A	1,247
541	B&G Foods, Inc., Class A	5,735
100	Boston Beer Co., Inc., Class A*	6,605
118	Calavo Growers, Inc.	1,884
154	Cal-Maine Foods, Inc.	4,985
577	Casey’s General Stores, Inc.	21,274
94	Cellu Tissue Holdings, Inc.*	852
668	Central Garden and Pet Co., Class A*	6,319
118	China Sky One Medical, Inc.*	1,494
108	China-Biotics, Inc.*	1,547
506	Chiquita Brands International, Inc.*	6,249
48	Coca-Cola Bottling Co. Consolidated	2,388
934	Darling International, Inc.*	7,472
248	Diamond Foods, Inc.	10,280
406	Dole Food Co., Inc.*	3,715
275	Elizabeth Arden, Inc.*	4,675
76	Farmer Bros Co.	1,329
180	Female Health Co. (The)	1,051
465	Fresh Del Monte Produce, Inc.*	9,300
382	Great Atlantic & Pacific Tea Co.*	2,059
37	Griffin Land & Nurseries, Inc.	1,006
462	Hain Celestial Group, Inc. (The)*	9,961
103	Harbinger Group, Inc.*	669
1,008	Heckmann Corp.*	5,383
121	HQ Sustainable Maritime Industries, Inc.*	593
139	Imperial Sugar Co.	1,468
144	Ingles Markets, Inc., Class A	2,187
161	Inter Parfums, Inc.	2,516
161	J&J Snack Foods Corp.	7,153
218	Lancaster Colony Corp.	11,916
315	Lance, Inc.	6,080
55	Lifeway Foods, Inc.*	576
178	Mannatech, Inc.	450
147	Medifast, Inc.*	4,611
146	Nash Finch Co.	5,272
123	National Beverage Corp.	1,469
561	Nu Skin Enterprises, Inc., Class A	16,134
124	Nutraceutical International Corp.*	1,752
58	Oil-Dri Corp. of America	1,140
212	Omega Protein Corp.*	939
62	Orchids Paper Products Co.*	851
180	Overhill Farms, Inc.*	1,105
255	Pantry, Inc. (The)*	3,899
384	Prestige Brands Holdings, Inc.*	2,964
181	Pricesmart, Inc.	4,346
221	Revlon, Inc., Class A*	3,061
488	Ruddick Corp.	16,114
265	Sanderson Farms, Inc.	14,535
128	Schiff Nutrition International, Inc.	909
106	Seneca Foods Corp., Class A*	3,123
711	Smart Balance, Inc.*	4,252
252	Spartan Stores, Inc.	3,840
1,013	Star Scientific, Inc.*	1,550
87	Susser Holdings Corp.*	873
204	Synutra International, Inc.*	4,031
283	Tootsie Roll Industries, Inc.	7,086
395	TreeHouse Foods, Inc.*	18,209
488	United Natural Foods, Inc.*	15,152
284	Universal Corp.	11,607
71	USANA Health Sciences, Inc.*	2,659
441	Vector Group Ltd.	6,924
71	Village Super Market, Inc., Class A	1,908
187	WD-40 Co.	6,104
125	Weis Markets, Inc.	4,221
619	Winn-Dixie Stores, Inc.*	6,933
274	Zhongpin, Inc.*	3,332
		357,803
	Energy - 3.5%

670	Allis-Chalmers Energy, Inc.*	1,930
92	Alon USA Energy, Inc.	621
104	Apco Oil and Gas International, Inc.	2,938
136	Approach Resources, Inc.*	975
434	Arena Resources, Inc.*	14,270
767	Atlas Energy, Inc.*	23,685
451	ATP Oil & Gas Corp.*	4,799
257	Basic Energy Services, Inc.*	2,097
575	Berry Petroleum Co., Class A	17,675
436	Bill Barrett Corp.*	14,196
98	Bolt Technology Corp.*	854
888	Boots & Coots, Inc.*	2,620
1,051	BPZ Resources, Inc.*	5,381
1,320	Brigham Exploration Co.*	22,678
407	Bristow Group, Inc.*	13,227
269	Bronco Drilling Co., Inc.*	982
509	Cal Dive International, Inc.*	2,810
219	CARBO Ceramics, Inc.	14,169
349	Carrizo Oil & Gas, Inc.*	6,191
639	Cheniere Energy, Inc.*	1,808
67	Clayton Williams Energy, Inc.*	3,042
405	Clean Energy Fuels Corp.*	6,043
347	Cloud Peak Energy, Inc.*	5,122
662	Complete Production Services, Inc.*	8,613
138	Contango Oil & Gas Co.*	6,939
80	CREDO Petroleum Corp.*	681
459	Crosstex Energy, Inc.*	3,103

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
307	Cubic Energy, Inc.*	$273
261	CVR Energy, Inc.*	1,973
89	Dawson Geophysical Co.*	2,001
144	Delek U.S. Holdings, Inc.	955
2,020	Delta Petroleum Corp.*	2,384
563	DHT Holdings, Inc.	2,336
330	Dril-Quip, Inc.*	16,074
1,599	Endeavour International Corp.*	2,191
211	ENGlobal Corp.*	561
1,481	Evergreen Energy, Inc.*	283
482	FX Energy, Inc.*	1,735
554	General Maritime Corp.	3,828
111	Geokinetics, Inc.*	592
100	Georesources, Inc.*	1,432
1,133	Global Industries Ltd.*	5,914
354	GMX Resources, Inc.*	2,414
367	Golar LNG Ltd.*	4,195
278	Goodrich Petroleum Corp.*	3,403
2,313	Gran Tierra Energy, Inc.*	12,213
132	Green Plains Renewable Energy, Inc.*	1,467
139	Gulf Island Fabrication, Inc.	2,540
258	GulfMark Offshore, Inc., Class A*	6,744
298	Gulfport Energy Corp.*	3,913
375	Harvest Natural Resources, Inc.*	2,839
1,302	Hercules Offshore, Inc.*	4,062
260	Hornbeck Offshore Services, Inc.*	3,973
1,349	International Coal Group, Inc.*	5,841
1,542	ION Geophysical Corp.*	8,373
12	Isramco, Inc.*	612
313	James River Coal Co.*	5,021
1,403	Key Energy Services, Inc.*	13,413
194	Knightsbridge Tankers Ltd.	3,350
169	Lufkin Industries, Inc.	13,474
297	Matrix Service Co.*	2,922
926	McMoRan Exploration Co.*	9,955
137	Natural Gas Services Group, Inc.*	2,200
1,007	Newpark Resources, Inc.*	6,465
533	Nordic American Tanker Shipping	15,137
475	Northern Oil and Gas, Inc.*	6,854
2,653	Oilsands Quest, Inc.*	1,908
46	OYO Geospace Corp.*	2,099
81	Panhandle Oil and Gas, Inc., Class A	2,036
1,318	Parker Drilling Co.*	6,340
839	Patriot Coal Corp.*	13,986
515	Penn Virginia Corp.	11,273
218	Petroleum Development Corp.*	4,491
581	Petroquest Energy, Inc.*	3,649
150	PHI, Inc. (Non-Voting)*	2,644
524	Pioneer Drilling Co.*	3,107
6	PrimeEnergy Corp.*	120
342	Rex Energy Corp.*	3,574
87	Rex Stores Corp.*	1,566
594	Rosetta Resources, Inc.*	13,026
320	RPC, Inc.	3,613
506	Ship Finance International Ltd.	9,148
473	Stone Energy Corp.*	6,343
872	Sulphco, Inc.*	284
204	Superior Well Services, Inc.*	3,082
425	Swift Energy Co.*	11,751
716	Syntroleum Corp.*	1,468
143	T-3 Energy Services, Inc.*	3,814
194	Teekay Tankers Ltd., Class A	2,124
855	Tetra Technologies, Inc.*	8,601
160	TGC Industries, Inc.*	539
283	Toreador Resources Corp.*	1,992
113	Union Drilling, Inc.*	615
592	Uranerz Energy Corp.*	924
639	Uranium Energy Corp.*	1,642
1,276	USEC, Inc.*	6,737
662	Vaalco Energy, Inc.*	3,535
884	Vantage Drilling Co.*	1,397
205	Venoco, Inc.*	2,966
386	W&T Offshore, Inc.	3,760
802	Warren Resources, Inc.*	2,422
462	Western Refining, Inc.*	2,430
116	Westmoreland Coal Co.*	1,203
448	Willbros Group, Inc.*	4,162
669	World Fuel Services Corp.	17,414
166	Zion Oil & Gas, Inc.*	871
		544,017
	Financials - 15.6%

171	1st Source Corp.	3,288
248	Abington Bancorp, Inc.	2,202
450	Acadia Realty Trust (REIT)	8,051
521	Advance America Cash Advance Centers, Inc.	2,516
97	Agree Realty Corp. (REIT)	2,310
23	Alexander’s, Inc. (REIT)	7,461
47	Alliance Financial Corp./NY	1,306
524	Alterra Capital Holdings Ltd.	9,804
3,263	Ambac Financial Group, Inc.*	3,916
593	American Campus Communities, Inc. (REIT)	15,875
247	American Capital Agency Corp. (REIT)	6,486
3,834	American Capital Ltd.*	20,435
660	American Equity Investment Life Holding Co.	6,211
69	American National Bankshares, Inc.	1,390
94	American Physicians Capital, Inc.	2,915
72	American Physicians Service Group, Inc.	1,704
29	American Realty Investors, Inc.*	247
98	American Safety Insurance Holdings Ltd.*	1,565
265	Ameris Bancorp	2,987
214	Amerisafe, Inc.*	3,617
74	Ames National Corp.	1,381
258	Amtrust Financial Services, Inc.	3,398
1,288	Anworth Mortgage Asset Corp. (REIT)	8,733
113	Apollo Commercial Real Estate Finance, Inc. (REIT)	1,914
2,001	Apollo Investment Corp.	20,870
2,146	Ares Capital Corp.	29,057
350	Argo Group International Holdings Ltd.	10,577
106	Arrow Financial Corp.	2,701
314	Artio Global Investors, Inc.	5,806
520	Ashford Hospitality Trust, Inc. (REIT)*	4,134
170	Asset Acceptance Capital Corp.*	1,005
318	Associated Estates Realty Corp. (REIT)	4,360
1,397	Assured Guaranty Ltd.	23,470
971	Astoria Financial Corp.	14,448
27	Auburn National Bancorp., Inc.	535
89	Avatar Holdings, Inc.*	1,850
93	Baldwin & Lyons, Inc., Class B	2,099
74	Bancfirst Corp.	2,937
311	Banco Latinoamericano de Comercio Exterior S.A., Class E	4,018
41	Bancorp Rhode Island, Inc.	1,172

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
227	Bancorp, Inc. (The)/DE*	$1,809
532	Bank Mutual Corp.	3,415
35	Bank of Kentucky Financial Corp.	560
59	Bank of Marin Bancorp	1,839
148	Bank of the Ozarks, Inc.	5,223
244	BankFinancial Corp.	2,081
226	Banner Corp.	974
42	Bar Harbor Bankshares	1,119
371	Beneficial Mutual Bancorp, Inc.*	3,825
156	Berkshire Hills Bancorp, Inc.	2,845
526	BGC Partners, Inc., Class A	3,277
1,289	BioMed Realty Trust, Inc. (REIT)	21,926
142	BlackRock Kelso Capital Corp.	1,491
770	Boston Private Financial Holdings, Inc.	5,636
71	Bridge Bancorp, Inc.	1,580
670	Brookline Bancorp, Inc.	6,673
35	Brooklyn Federal Bancorp, Inc.	196
96	Bryn Mawr Bank Corp.	1,678
223	Calamos Asset Management, Inc., Class A	2,453
21	California First National Bancorp	266
87	Camden National Corp.	2,732
134	Cape Bancorp, Inc.*	955
135	Capital City Bank Group, Inc.	2,026
34	Capital Southwest Corp.	3,133
649	CapLease, Inc. (REIT)	3,316
786	Capstead Mortgage Corp. (REIT)	8,976
321	Cardinal Financial Corp.	3,370
152	Cardtronics, Inc.*	1,968
335	Cash America International, Inc.	12,378
891	Cathay General Bancorp	9,819
1,565	CBL & Associates Properties, Inc. (REIT)	22,364
544	Cedar Shopping Centers, Inc. (REIT)	3,737
140	Center Bancorp, Inc.	1,032
211	Centerstate Banks, Inc.	2,441
344	Central Pacific Financial Corp.*	829
40	Century Bancorp, Inc./MA, Class A	811
276	Chemical Financial Corp.	6,685
85	Chesapeake Lodging Trust (REIT)*	1,508
32	Cheviot Financial Corp.	254
73	Chicopee Bancorp, Inc.*	854
312	China Housing & Land Development, Inc.*	920
138	Citizens & Northern Corp.	1,744
45	Citizens Holding Co.	915
4,479	Citizens Republic Bancorp, Inc.*	4,927
378	Citizens, Inc./TX*	2,578
181	City Holding Co.	5,808
105	Clifton Savings Bancorp, Inc.	924
191	CNA Surety Corp.*	3,136
98	CNB Financial Corp./PA	1,409
2,856	CNO Financial Group, Inc.*	16,022
333	CoBiz Financial, Inc.	2,208
392	Cogdell Spencer, Inc. (REIT)	2,630
195	Cohen & Steers, Inc.	4,719
791	Colonial Properties Trust (REIT)	11,928
163	Colony Financial, Inc. (REIT)	2,965
444	Columbia Banking System, Inc.	9,915
372	Community Bank System, Inc.	8,500
172	Community Trust Bancorp, Inc.	4,613
358	Compass Diversified Holdings	5,162
184	CompuCredit Holdings Corp.	843
61	Consolidated-Tomoka Land Co.	1,815
843	Cousins Properties, Inc. (REIT)	6,500
244	Cowen Group, Inc., Class A*	1,157
236	Crawford & Co., Class B*	793
68	Credit Acceptance Corp.*	3,242
154	CreXus Investment Corp. (REIT)	2,007
964	CVB Financial Corp.	9,573
187	Cypress Sharpridge Investments, Inc. (REIT)	2,448
248	Danvers Bancorp, Inc.	3,926
2,320	DCT Industrial Trust, Inc. (REIT)	11,229
525	Delphi Financial Group, Inc., Class A	13,634
2,331	Developers Diversified Realty Corp. (REIT)	26,667
27	Diamond Hill Investment Group, Inc.	1,781
1,482	DiamondRock Hospitality Co. (REIT)*	13,545
293	Dime Community Bancshares	3,739
274	Dollar Financial Corp.*	5,535
132	Donegal Group, Inc., Class A	1,712
76	Doral Financial Corp.*	243
184	Duff & Phelps Corp., Class A	2,482
434	DuPont Fabros Technology, Inc. (REIT)	11,084
146	Dynex Capital, Inc. (REIT)	1,375
20,966	E*Trade Financial Corp.*	31,030
172	Eagle Bancorp, Inc.*	2,241
1,676	East West Bancorp, Inc.	28,492
89	Eastern Insurance Holdings, Inc.	977
305	EastGroup Properties, Inc. (REIT)	11,279
644	Education Realty Trust, Inc. (REIT)	4,096
265	eHealth, Inc.*	3,509
56	EMC Insurance Group, Inc.	1,249
500	Employers Holdings, Inc.	7,975
153	Encore Capital Group, Inc.*	3,198
76	Enstar Group Ltd.*	4,758
62	Enterprise Bancorp, Inc./MA	691
129	Enterprise Financial Services Corp.	1,298
525	Entertainment Properties Trust (REIT)	21,494
144	Epoch Holding Corp.	1,708
287	Equity Lifestyle Properties, Inc. (REIT)	14,867
395	Equity One, Inc. (REIT)	6,782
104	ESB Financial Corp.	1,413
160	ESSA Bancorp, Inc.	2,006
164	Evercore Partners, Inc., Class A	5,346
981	Extra Space Storage, Inc. (REIT)	14,754
514	EZCORP, Inc., Class A*	9,411
73	Farmers Capital Bank Corp.	498
147	FBL Financial Group, Inc., Class A	3,591
206	FBR Capital Markets Corp.*	834
735	FelCor Lodging Trust, Inc. (REIT)*	4,969
441	Fifth Street Finance Corp.	5,032
123	Financial Institutions, Inc.	2,347
191	First Acceptance Corp.*	346
99	First Bancorp, Inc./ME	1,457
912	First BanCorp./Puerto Rico	1,213
167	First Bancorp/NC	2,695
546	First Busey Corp.	2,561
155	First California Financial Group, Inc.*	456
261	First Cash Financial Services, Inc.*	5,489
966	First Commonwealth Financial Corp.	5,052
168	First Community Bancshares, Inc./VA	2,698
92	First Defiance Financial Corp.	996
656	First Financial Bancorp	10,427
236	First Financial Bankshares, Inc.	11,842
134	First Financial Corp./IN	3,799
180	First Financial Holdings, Inc.	2,524
192	First Financial Northwest, Inc.	924
46	First Financial Service Corp.	349

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
637	First Industrial Realty Trust, Inc. (REIT)*	$4,262
701	First Marblehead Corp. (The)*	1,963
290	First Merchants Corp.	2,503
162	First Mercury Financial Corp.	1,986
837	First Midwest Bancorp, Inc./IL	11,609
61	First of Long Island Corp. (The)	1,546
430	First Potomac Realty Trust (REIT)	6,321
93	First South Bancorp, Inc./NC	1,263
1,217	FirstMerit Corp.	22,685
125	Flagstar Bancorp, Inc.*	636
416	Flagstone Reinsurance Holdings S.A.	4,917
342	Flushing Financial Corp.	4,631
1,294	FNB Corp./PA	10,598
407	Forestar Group, Inc.*	7,468
61	Fox Chase Bancorp, Inc.*	656
113	FPIC Insurance Group, Inc.*	3,084
758	Franklin Street Properties Corp. (REIT)	9,361
81	GAMCO Investors, Inc., Class A	3,210
126	German American Bancorp, Inc.	2,011
233	Getty Realty Corp. (REIT)	5,201
737	GFI Group, Inc.	4,459
817	Glacier Bancorp, Inc.	12,958
239	Gladstone Capital Corp.	2,694
97	Gladstone Commercial Corp. (REIT)	1,575
251	Gladstone Investment Corp.	1,343
623	Gleacher & Co., Inc.*	2,455
701	Glimcher Realty Trust (REIT)	4,879
190	Government Properties Income Trust (REIT)	5,058
484	Gramercy Capital Corp./NY (REIT)*	770
114	Great Southern Bancorp, Inc.	2,815
320	Greenlight Capital Re Ltd., Class A*	7,770
596	Guaranty Bancorp*	888
107	Hallmark Financial Services*	1,088
209	Hampton Roads Bankshares, Inc.*	410
321	Hancock Holding Co.	12,272
150	Harleysville Group, Inc.	4,894
350	Harris & Harris Group, Inc.*	1,477
411	Hatteras Financial Corp. (REIT)	11,385
703	Healthcare Realty Trust, Inc. (REIT)	16,120
150	Heartland Financial USA, Inc.	2,682
401	Hercules Technology Growth Capital, Inc.	3,533
104	Heritage Financial Corp./WA*	1,557
23	Heritage Financial Group	282
1,375	Hersha Hospitality Trust (REIT)	6,641
804	Highwoods Properties, Inc. (REIT)	23,686
450	Hilltop Holdings, Inc.*	4,774
101	Home Bancorp, Inc.*	1,378
219	Home Bancshares, Inc./AR	5,162
190	Home Federal Bancorp, Inc./ID	2,909
394	Home Properties, Inc. (REIT)	19,160
445	Horace Mann Educators Corp.	6,840
304	Iberiabank Corp.	16,699
74	Independence Holding Co.	536
237	Independent Bank Corp./MA	5,740
156	Infinity Property & Casualty Corp.	7,301
797	Inland Real Estate Corp. (REIT)	6,639
147	International Assets Holding Corp.*	2,405
592	International Bancshares Corp.	11,692
290	Invesco Mortgage Capital, Inc. (REIT)	5,971
534	Investors Bancorp, Inc.*	7,294
829	Investors Real Estate Trust (REIT)	7,237
1,070	iStar Financial, Inc. (REIT)*	6,495
166	JMP Group, Inc.	1,165
48	Kansas City Life Insurance Co.	1,453
116	Kayne Anderson Energy Development Co.	1,677
396	KBW, Inc.*	9,936
206	Kearny Financial Corp.	1,811
34	Kentucky First Federal Bancorp	337
45	K-Fed Bancorp	450
594	Kilroy Realty Corp. (REIT)	19,543
525	Kite Realty Group Trust (REIT)	2,572
1,056	Knight Capital Group, Inc., Class A*	15,428
211	Kohlberg Capital Corp.	1,023
488	LaBranche & Co., Inc.*	2,074
232	Lakeland Bancorp, Inc.	2,306
180	Lakeland Financial Corp.	3,636
793	LaSalle Hotel Properties (REIT)	17,842
84	Legacy Bancorp, Inc.	736
1,203	Lexington Realty Trust (REIT)	7,471
83	Life Partners Holdings, Inc.	1,678
263	LTC Properties, Inc. (REIT)	6,756
567	Maiden Holdings Ltd.	3,935
113	Main Street Capital Corp.	1,645
229	MainSource Financial Group, Inc.	1,903
360	MarketAxess Holdings, Inc.	5,314
598	MB Financial, Inc.	13,066
742	MCG Capital Corp.	4,044
612	Meadowbrook Insurance Group, Inc.	5,318
169	Medallion Financial Corp.	1,242
1,263	Medical Properties Trust, Inc. (REIT)	12,062
63	Mercer Insurance Group, Inc.	1,076
54	Merchants Bancshares, Inc.	1,235
111	Meridian Interstate Bancorp, Inc.*	1,272
109	Metro Bancorp, Inc.*	1,416
1,099	MF Global Holdings Ltd.*	8,462
3,183	MFA Financial, Inc. (REIT)	23,331
2,276	MGIC Investment Corp.*	21,303
340	Mid-America Apartment Communities, Inc. (REIT)	18,574
75	MidSouth Bancorp, Inc.	1,148
201	Mission West Properties, Inc. (REIT)	1,349
296	Monmouth Real Estate Investment Corp., Class A (REIT)	2,140
807	Montpelier Re Holdings Ltd.	12,597
246	MVC Capital, Inc.	3,168
375	Nara Bancorp, Inc.*	2,861
39	NASB Financial, Inc.	667
79	National Bankshares, Inc.	1,957
467	National Financial Partners Corp.*	6,510
295	National Health Investors, Inc. (REIT)	12,148
69	National Interstate Corp.	1,419
1,435	National Penn Bancshares, Inc.	10,031
908	National Retail Properties, Inc. (REIT)	19,958
26	National Western Life Insurance Co., Class A	4,342
142	Navigators Group, Inc. (The)*	5,816
389	NBT Bancorp, Inc.	8,539
219	Nelnet, Inc., Class A	4,336
1,213	NewAlliance Bancshares, Inc.	14,277
314	NewStar Financial, Inc.*	2,176
246	NGP Capital Resources Co.	1,793
67	Northeast Community Bancorp, Inc.	386
220	Northfield Bancorp, Inc.	3,199
72	Northrim BanCorp, Inc.	1,240
753	NorthStar Realty Finance Corp. (REIT)	2,372
439	Northwest Bancshares, Inc.	5,106
21	Norwood Financial Corp.	556
54	NYMAGIC, Inc.	1,099

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
149	OceanFirst Financial Corp.	$1,822
648	Ocwen Financial Corp.*	7,880
45	Ohio Valley Banc Corp.	913
990	Old National Bancorp/IN	11,365
23	Old Point Financial Corp.	289
122	Old Second Bancorp, Inc.	503
1,008	Omega Healthcare Investors, Inc. (REIT)	20,019
135	OmniAmerican Bancorp, Inc.*	1,563
107	Oppenheimer Holdings Inc., Class A	2,989
480	optionsXpress Holdings, Inc.*	7,704
375	Oriental Financial Group, Inc.	5,130
115	Oritani Financial Corp.	1,678
72	Orrstown Financial Services, Inc.	1,758
530	Pacific Capital Bancorp N.A.*	859
209	Pacific Continental Corp.	2,318
303	PacWest Bancorp	6,315
133	Park National Corp.	8,605
245	Parkway Properties, Inc./MD (REIT)	4,128
99	Peapack Gladstone Financial Corp.	1,317
214	Pebblebrook Hotel Trust (REIT)*	4,391
356	PennantPark Investment Corp.	3,569
44	Penns Woods Bancorp, Inc.	1,302
557	Pennsylvania Real Estate Investment Trust (REIT)	7,681
167	PennyMac Mortgage Investment Trust (REIT)*	2,819
221	Penson Worldwide, Inc.*	1,494
119	Peoples Bancorp, Inc./OH	1,805
43	Peoples Financial Corp./MS	572
618	PHH Corp.*	13,627
1,313	Phoenix Cos, Inc. (The)*	3,703
257	Pico Holdings, Inc.*	8,556
374	Pinnacle Financial Partners, Inc.*	5,113
224	Piper Jaffray Cos.*	7,417
508	Platinum Underwriters Holdings Ltd.	18,699
366	PMA Capital Corp., Class A*	2,474
1,612	PMI Group, Inc. (The)*	7,560
32	Porter Bancorp, Inc.	454
193	Portfolio Recovery Associates, Inc.*	13,213
550	Post Properties, Inc. (REIT)	13,794
451	Potlatch Corp. (REIT)	15,713
1,058	PremierWest Bancorp*	698
236	Presidential Life Corp.	2,476
199	Primus Guaranty Ltd.*	780
602	PrivateBancorp, Inc.	7,977
376	ProAssurance Corp.*	22,131
760	Prospect Capital Corp.	7,836
524	Prosperity Bancshares, Inc.	18,885
679	Provident Financial Services, Inc.	8,392
393	Provident New York Bancorp	3,572
42	Prudential Bancorp, Inc. of Pennsylvania	273
203	PS Business Parks, Inc. (REIT)	10,944
87	Pzena Investment Management, Inc., Class A	610
39	QC Holdings, Inc.	142
1,501	Radian Group, Inc.	15,430
898	RAIT Financial Trust (REIT)*	2,254
362	Ramco-Gershenson Properties Trust (REIT)	3,913
880	Redwood Trust, Inc. (REIT)	13,367
239	Renasant Corp.	3,430
106	Republic Bancorp, Inc./KY, Class A	2,454
81	Republic First Bancorp, Inc.*	241
140	Resource America, Inc., Class A	549
390	Resource Capital Corp. (REIT)	2,188
73	Rewards Network, Inc.	781
250	Riskmetrics Group, Inc.*	5,407
212	RLI Corp.	11,685
94	Rockville Financial, Inc.	1,134
94	Roma Financial Corp.	1,086
267	S&T Bancorp, Inc.	5,759
130	S. Y. Bancorp, Inc.	3,047
231	Safeguard Scientifics, Inc.*	2,610
151	Safety Insurance Group, Inc.	5,456
232	Sanders Morris Harris Group, Inc.	1,239
273	Sandy Spring Bancorp, Inc.	4,226
49	Santander BanCorp*	546
73	Saul Centers, Inc. (REIT)	2,800
144	SCBT Financial Corp.	5,154
246	SeaBright Holdings, Inc.	2,536
600	Selective Insurance Group, Inc.	9,360
95	Shore Bancshares, Inc.	1,217
100	Sierra Bancorp	1,238
461	Signature Bank/NY*	17,444
190	Simmons First National Corp., Class A	5,008
166	Smithtown Bancorp, Inc.	448
64	Solar Capital Ltd.	1,366
2,446	South Financial Group, Inc. (The)	666
159	Southside Bancshares, Inc.	3,214
219	Southwest Bancorp, Inc./OK	3,386
312	Sovran Self Storage, Inc. (REIT)	11,241
527	Starwood Property Trust, Inc. (REIT)	9,607
162	State Auto Financial Corp.	2,929
185	State Bancorp, Inc./NY	1,702
258	StellarOne Corp.	3,550
304	Sterling Bancorp/NY	2,909
1,165	Sterling Bancshares, Inc./TX	6,233
595	Sterling Financial Corp./WA*	506
195	Stewart Information Services Corp.	2,067
341	Stifel Financial Corp.*	17,278
1,708	Strategic Hotels & Resorts, Inc. (REIT)*	8,369
109	Suffolk Bancorp	3,436
154	Sun Bancorp, Inc./NJ*	733
188	Sun Communities, Inc. (REIT)	5,561
1,115	Sunstone Hotel Investors, Inc. (REIT)*	12,298
1,472	Susquehanna Bancshares, Inc.	12,909
466	SVB Financial Group*	20,905
316	SWS Group, Inc.	3,173
457	Tanger Factory Outlet Centers (REIT)	19,020
138	Tejon Ranch Co.*	3,381
99	Terreno Realty Corp. (REIT)*	1,787
139	Territorial Bancorp, Inc.	2,744
404	Texas Capital Bancshares, Inc.*	7,381
236	Thomas Weisel Partners Group, Inc.*	1,619
302	TICC Capital Corp.	2,485
103	Tompkins Financial Corp.	4,101
54	Tower Bancorp, Inc.	1,272
505	Tower Group, Inc.	11,065
264	TowneBank/VA	3,846
378	TradeStation Group, Inc.*	2,688
16	Transcontinental Realty Investors, Inc.*	150
73	Tree.com, Inc.*	512
120	Triangle Capital Corp.	1,678
158	Trico Bancshares	2,890
865	TrustCo Bank Corp NY	5,389
723	Trustmark Corp.	16,174
146	U.S. Global Investors, Inc., Class A	1,037
366	UMB Financial Corp.	14,256
105	UMH Properties, Inc. (REIT)	955

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,293	Umpqua Holdings Corp.	$16,240
294	Union First Market Bankshares Corp.	4,581
416	United America Indemnity Ltd., Class A*	3,311
434	United Bankshares, Inc.	11,683
932	United Community Banks, Inc./GA*	4,320
187	United Financial Bancorp, Inc.	2,536
252	United Fire & Casualty Co.	5,380
68	United Security Bancshares, Inc./AL	957
126	Universal Health Realty Income Trust (REIT)	4,104
150	Universal Insurance Holdings, Inc.	709
187	Univest Corp. of Pennsylvania	3,602
232	Urstadt Biddle Properties, Inc., Class A (REIT)	3,884
904	U-Store-It Trust (REIT)	7,431
115	ViewPoint Financial Group	1,826
66	Virtus Investment Partners, Inc.*	1,504
261	Walter Investment Management Corp. (REIT)	4,254
174	Washington Banking Co.	2,285
661	Washington Real Estate Investment Trust (REIT)	19,420
159	Washington Trust Bancorp, Inc.	2,902
81	Waterstone Financial, Inc.*	297
774	Webster Financial Corp.	14,822
261	WesBanco, Inc.	4,912
177	West Bancorp., Inc.*	1,412
331	Westamerica Bancorp.	18,427
521	Western Alliance Bancorp.*	4,194
336	Westfield Financial, Inc.	2,859
64	Westwood Holdings Group, Inc.	2,378
66	Wilber Corp.	428
219	Wilshire Bancorp, Inc.	2,229
171	Winthrop Realty Trust (REIT)	2,189
342	Wintrust Financial Corp.	12,196
184	World Acceptance Corp.*	6,574
80	WSFS Financial Corp.	3,226
183	Yadkin Valley Financial Corp.	802
		2,438,123
	Health Care - 9.9%

249	Abaxis, Inc.*	5,605
350	Abiomed, Inc.*	3,413
310	Accelrys, Inc.*	2,130
450	Accuray, Inc.*	2,745
432	Acorda Therapeutics, Inc.*	14,852
93	Acura Pharmaceuticals, Inc.*	312
526	Adolor Corp.*	852
198	Affymax, Inc.*	4,356
803	Affymetrix, Inc.*	5,260
156	AGA Medical Holdings, Inc.*	2,193
123	Air Methods Corp.*	4,050
640	Akorn, Inc.*	1,850
265	Albany Molecular Research, Inc.*	1,701
662	Align Technology, Inc.*	9,877
1,073	Alkermes, Inc.*	12,184
298	Alliance HealthCare Services, Inc.*	1,657
511	Allied Healthcare International, Inc.*	1,364
819	Allos Therapeutics, Inc.*	5,864
91	Almost Family, Inc.*	3,310
409	Alnylam Pharmaceuticals, Inc.*	6,462
444	Alphatec Holdings, Inc.*	2,367
238	AMAG Pharmaceuticals, Inc.*	7,578
311	Amedisys, Inc.*	15,463
94	America Service Group, Inc.	1,730
128	American Caresource Holdings, Inc.*	230
174	American Dental Partners, Inc.*	2,086
838	American Medical Systems Holdings, Inc.*	18,905
601	AMERIGROUP Corp.*	21,588
210	Amicus Therapeutics, Inc.*	628
370	AMN Healthcare Services, Inc.*	3,078
348	Amsurg Corp.*	6,890
145	Analogic Corp.	6,267
277	Angiodynamics, Inc.*	4,091
205	Ardea Biosciences, Inc.*	5,131
1,148	Arena Pharmaceuticals, Inc.*	3,536
1,236	Ariad Pharmaceuticals, Inc.*	4,746
470	Arqule, Inc.*	2,872
574	Array Biopharma, Inc.*	2,193
236	ARYx Therapeutics, Inc.*	139
114	Assisted Living Concepts, Inc., Class A*	3,779
380	athenahealth, Inc.*	9,409
17	Atrion Corp.	2,318
588	ATS Medical, Inc.*	2,328
525	Auxilium Pharmaceuticals, Inc.*	15,110
820	AVANIR Pharmaceuticals, Inc., Class A*	1,960
1,090	AVI BioPharma, Inc.*	1,559
278	BioCryst Pharmaceuticals, Inc.*	1,968
173	Biodel, Inc.*	851
115	BioDelivery Sciences International, Inc.*	335
155	BioMimetic Therapeutics, Inc.*	1,888
269	Bio-Reference Labs, Inc.*	6,152
440	BioScrip, Inc.*	2,856
43	Biospecifics Technologies Corp.*	1,041
368	BMP Sunstone Corp.*	1,829
193	Bovie Medical Corp.*	704
555	Bruker Corp.*	7,068
279	Cadence Pharmaceuticals, Inc.*	2,212
332	Cambrex Corp.*	1,384
142	Cantel Medical Corp.	2,434
256	Capital Senior Living Corp.*	1,270
118	Caraco Pharmaceutical Laboratories Ltd.*	621
227	Cardiac Science Corp.*	257
270	CardioNet, Inc.*	2,084
108	Cardiovascular Systems, Inc.*	516
733	Cardium Therapeutics, Inc.*	371
416	Catalyst Health Solutions, Inc.*	15,929
929	Celera Corp.*	6,568
7,437	Cell Therapeutics, Inc.*	2,678
284	Celldex Therapeutics, Inc.*	1,906
548	Centene Corp.*	12,505
658	Cepheid, Inc.*	11,765
359	Chelsea Therapeutics International, Inc.*	1,167
256	Chemed Corp.	14,569
151	Chindex International, Inc.*	1,640
370	Clarient, Inc.*	1,121
151	Clinical Data, Inc.*	2,487
110	Computer Programs & Systems, Inc.	4,731
347	Conceptus, Inc.*	5,791
330	Conmed Corp.*	6,415
332	Continucare Corp.*	1,285
74	Cornerstone Therapeutics, Inc.*	411
80	Corvel Corp.*	2,838
349	Cross Country Healthcare, Inc.*	2,970
321	CryoLife, Inc.*	1,663
654	Cubist Pharmaceuticals, Inc.*	14,061
92	Cumberland Pharmaceuticals, Inc.*	640

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
838	Curis, Inc.*	$2,640
151	Cutera, Inc.*	1,341
310	Cyberonics, Inc.*	5,444
111	Cynosure, Inc., Class A*	1,255
432	Cypress Bioscience, Inc.*	1,780
496	Cytokinetics, Inc.*	1,448
332	Cytori Therapeutics, Inc.*	1,544
367	Delcath Systems, Inc.*	5,703
582	Depomed, Inc.*	1,985
643	DexCom, Inc.*	6,771
201	Dionex Corp.*	15,829
1,694	Discovery Laboratories, Inc.*	731
985	Durect Corp.*	2,502
1,022	Dyax Corp.*	2,688
638	Eclipsys Corp.*	12,221
330	Emergency Medical Services Corp., Class A*	17,678
185	Emergent Biosolutions, Inc.*	2,914
225	Emeritus Corp.*	4,565
548	Endologix, Inc.*	2,488
125	Ensign Group, Inc. (The)	2,279
256	EnteroMedics, Inc.*	92
374	Enzo Biochem, Inc.*	1,986
675	Enzon Pharmaceuticals, Inc.*	7,223
483	eResearchTechnology, Inc.*	3,835
845	ev3, Inc.*	15,987
92	Exactech, Inc.*	1,594
1,209	Exelixis, Inc.*	6,263
160	Genomic Health, Inc.*	2,400
191	Genoptix, Inc.*	5,092
329	Gentiva Health Services, Inc.*	9,090
1,107	Geron Corp.*	5,845
263	Greatbatch, Inc.*	5,544
217	GTx, Inc.*	441
291	Haemonetics Corp.*	15,697
768	Halozyme Therapeutics, Inc.*	5,629
287	Hanger Orthopedic Group, Inc.*	4,893
414	Hansen Medical, Inc.*	903
279	Harvard Bioscience, Inc.*	1,018
270	Health Grades, Inc.*	1,831
1,059	HealthSouth Corp.*	21,032
556	Healthspring, Inc.*	9,658
383	Healthways, Inc.*	5,431
81	HeartWare International, Inc.*	4,791
1,403	Hemispherx Biopharma, Inc.*	922
98	Hi-Tech Pharmacal Co., Inc.*	2,252
294	HMS Holdings Corp.*	15,952
2,076	Human Genome Sciences, Inc.*	51,402
137	ICU Medical, Inc.*	4,359
387	Idenix Pharmaceuticals, Inc.*	1,513
246	Idera Pharmaceuticals, Inc.*	925
800	Immucor, Inc.*	15,712
765	Immunogen, Inc.*	6,778
741	Immunomedics, Inc.*	2,579
689	Impax Laboratories, Inc.*	14,521
988	Incyte Corp.*	12,735
203	Infinity Pharmaceuticals, Inc.*	1,427
1,419	Insmed, Inc.*	1,149
697	Inspire Pharmaceuticals, Inc.*	3,962
400	Insulet Corp.*	5,828
214	Integra LifeSciences Holdings Corp.*	8,432
505	InterMune, Inc.*	4,565
328	Invacare Corp.	7,836
380	inVentiv Health, Inc.*	9,492
183	IPC The Hospitalist Co., Inc.*	5,356
204	IRIS International, Inc.*	2,122
218	Ironwood Pharmaceuticals, Inc.*	2,559
1,057	Isis Pharmaceuticals, Inc.*	9,724
377	ISTA Pharmaceuticals, Inc.*	1,041
600	Javelin Pharmaceuticals, Inc.*	1,014
169	Kendle International, Inc.*	2,383
83	Kensey Nash Corp.*	1,917
443	Kindred Healthcare, Inc.*	6,871
423	KV Pharmaceutical Co., Class A*	567
106	Landauer, Inc.	6,458
115	Lannett Co., Inc.*	574
187	LCA-Vision, Inc.*	1,403
1,819	Lexicon Pharmaceuticals, Inc.*	2,674
172	LHC Group, Inc.*	5,298
1,287	Ligand Pharmaceuticals, Inc., Class B*	1,982
470	Luminex Corp.*	8,051
379	Magellan Health Services, Inc.*	15,422
197	MAKO Surgical Corp.*	2,595
656	MannKind Corp.*	3,647
103	MAP Pharmaceuticals, Inc.*	1,537
376	Martek Biosciences Corp.*	6,990
576	Masimo Corp.	12,753
107	Matrixx Initiatives, Inc.*	507
244	Maxygen, Inc.*	1,510
448	MedAssets, Inc.*	10,165
178	Medcath Corp.*	1,625
160	Medical Action Industries, Inc.*	1,821
599	Medicines Co. (The)*	5,035
668	Medicis Pharmaceutical Corp., Class A	15,491
82	Medidata Solutions, Inc.*	1,152
326	Medivation, Inc.*	3,821
104	MedQuist, Inc.	848
253	MELA Sciences, Inc.*	1,908
390	Merge Healthcare, Inc.*	885
460	Meridian Bioscience, Inc.	8,041
317	Merit Medical Systems, Inc.*	4,847
254	Metabolix, Inc.*	3,683
392	Metropolitan Health Networks, Inc.*	1,588
765	Micromet, Inc.*	4,659
179	Micrus Endovascular Corp.*	3,093
193	Molecular Insight Pharmaceuticals, Inc.*	266
150	Molina Healthcare, Inc.*	4,128
446	Momenta Pharmaceuticals, Inc.*	5,918
122	MWI Veterinary Supply, Inc.*	5,979
271	Myriad Pharmaceuticals, Inc.*	1,089
505	Nabi Biopharmaceuticals*	2,757
145	Nanosphere, Inc.*	796
91	National Healthcare Corp.	3,176
19	National Research Corp.	456
318	Natus Medical, Inc.*	5,263
1,051	Nektar Therapeutics*	12,854
225	Neogen Corp.*	5,785
535	Neurocrine Biosciences, Inc.*	2,140
117	NeurogesX, Inc.*	917
213	Nighthawk Radiology Holdings, Inc.*	679
227	NovaMed, Inc.*	854
814	Novavax, Inc.*	1,962
669	NPS Pharmaceuticals, Inc.*	4,409
441	NuVasive, Inc.*	17,318
261	NxStage Medical, Inc.*	3,651
196	Obagi Medical Products, Inc.*	2,491
374	Odyssey HealthCare, Inc.*	9,933
78	Omeros Corp.*	462
359	Omnicell, Inc.*	4,703
49	OncoGenex Pharmaceutical, Inc.*	736
701	Onyx Pharmaceuticals, Inc.*	15,625

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
496	Opko Health, Inc.*	$982
376	Optimer Pharmaceuticals, Inc.*	4,012
521	OraSure Technologies, Inc.*	2,355
302	Orexigen Therapeutics, Inc.*	1,643
194	Orthofix International N.V.*	6,187
751	Orthovita, Inc.*	2,332
190	Osiris Therapeutics, Inc.*	1,165
709	Owens & Minor, Inc.	21,178
418	OXiGENE, Inc.*	337
395	Pain Therapeutics, Inc.*	2,307
205	Palomar Medical Technologies, Inc.*	2,208
395	Par Pharmaceutical Cos., Inc.*	10,965
653	Parexel International Corp.*	14,565
1,357	PDL BioPharma, Inc.	7,287
285	Pharmasset, Inc.*	8,396
346	PharMerica Corp.*	5,674
457	Phase Forward, Inc.*	7,691
317	Poniard Pharmaceuticals, Inc.*	342
297	Pozen, Inc.*	2,281
304	Progenics Pharmaceuticals, Inc.*	1,544
417	Protalix BioTherapeutics, Inc.*	2,531
120	Providence Service Corp. (The)*	1,967
674	PSS World Medical, Inc.*	15,441
639	Psychiatric Solutions, Inc.*	20,691
268	Quality Systems, Inc.	15,823
652	Questcor Pharmaceuticals, Inc.*	6,174
292	Quidel Corp.*	3,416
331	RadNet, Inc.*	980
716	Regeneron Pharmaceuticals, Inc.*	20,456
280	RehabCare Group, Inc.*	8,145
349	Repligen Corp.*	1,239
181	Repros Therapeutics, Inc.*	103
286	Res-Care, Inc.*	3,218
566	Rigel Pharmaceuticals, Inc.*	3,690
114	Rochester Medical Corp.*	1,187
194	Rockwell Medical Technologies, Inc.*	1,073
616	RTI Biologics, Inc.*	2,193
630	Salix Pharmaceuticals Ltd.*	22,636
503	Sangamo Biosciences, Inc.*	2,289
589	Santarus, Inc.*	1,702
756	Savient Pharmaceuticals, Inc.*	9,102
406	Sciclone Pharmaceuticals, Inc.*	1,409
945	Seattle Genetics, Inc.*	12,502
383	Select Medical Holdings Corp.*	3,102
694	Sequenom, Inc.*	4,254
346	SIGA Technologies, Inc.*	2,405
192	Sirona Dental Systems, Inc.*	6,793
221	Skilled Healthcare Group, Inc., Class A*	1,819
137	Somanetics Corp.*	2,469
165	SonoSite, Inc.*	4,800
365	Spectranetics Corp.*	2,175
491	Spectrum Pharmaceuticals, Inc.*	1,979
1,344	StemCells, Inc.*	1,371
351	Stereotaxis, Inc.*	1,306
664	STERIS Corp.	21,135
122	Sucampo Pharmaceuticals, Inc., Class A*	467
495	Sun Healthcare Group, Inc.*	4,509
564	Sunrise Senior Living, Inc.*	2,408
671	SuperGen, Inc.*	1,617
175	SurModics, Inc.*	2,977
407	Symmetry Medical, Inc.*	4,432
131	Synovis Life Technologies, Inc.*	1,910
222	Synta Pharmaceuticals Corp.*	695
174	Team Health Holdings, Inc.*	2,229
702	Theravance, Inc.*	8,922
641	Thoratec Corp.*	28,121
523	TomoTherapy, Inc.*	1,647
149	TranS1, Inc.*	478
88	Transcend Services, Inc.*	1,146
233	Triple-S Management Corp., Class B*	4,266
132	U.S. Physical Therapy, Inc.*	2,203
307	Universal American Corp.*	4,488
36	Utah Medical Products, Inc.	951
303	Vanda Pharmaceuticals, Inc.*	2,215
184	Vascular Solutions, Inc.*	2,041
525	Vical, Inc.*	1,748
879	Viropharma, Inc.*	10,697
72	Virtual Radiologic Corp.*	1,215
163	Vital Images, Inc.*	2,236
912	Vivus, Inc.*	11,546
549	Volcano Corp.*	12,182
479	WellCare Health Plans, Inc.*	13,058
372	West Pharmaceutical Services, Inc.	14,638
432	Wright Medical Group, Inc.*	7,098
339	XenoPort, Inc.*	3,366
62	Young Innovations, Inc.	1,505
239	Zoll Medical Corp.*	6,943
526	Zymogenetics, Inc.*	2,446
		1,556,811
	Industrials - 11.3%

201	3D Systems Corp.*	2,766
249	A. O. Smith Corp.	11,608
142	AAON, Inc.	3,505
439	AAR Corp.*	8,648
522	ABM Industries, Inc.	11,207
381	Acacia Research - Acacia Technologies*	5,734
619	ACCO Brands Corp.*	4,370
281	Aceto Corp.	1,759
769	Actuant Corp., Class A	15,549
489	Acuity Brands, Inc.	20,113
239	Administaff, Inc.	5,767
630	Advanced Battery Technologies, Inc.*	2,066
176	Advisory Board Co. (The)*	6,533
151	Aerovironment, Inc.*	3,781
631	Air Transport Services Group, Inc.*	3,546
533	Aircastle Ltd.	5,250
1,528	AirTran Holdings, Inc.*	8,618
85	Alamo Group, Inc.	1,977
413	Alaska Air Group, Inc.*	19,287
307	Albany International Corp., Class A	5,778
174	Allegiant Travel Co.	9,620
303	Altra Holdings, Inc.*	3,781
102	Amerco, Inc.*	5,574
103	American Commercial Lines, Inc.*	2,099
105	American Railcar Industries, Inc.	1,488
413	American Reprographics Co.*	3,961
103	American Science & Engineering, Inc.	7,217
493	American Superconductor Corp.*	15,115
117	American Woodmark Corp.	2,875
105	Ameron International Corp.	6,805
96	Ampco-Pittsburgh Corp.	2,224
14	Amrep Corp.*	188
289	APAC Customer Services, Inc.*	1,870
317	Apogee Enterprises, Inc.	4,330
480	Applied Industrial Technologies, Inc.	13,238
148	Applied Signal Technology, Inc.	2,611
84	Argan, Inc.*	905
153	Argon ST, Inc.*	3,680
287	Arkansas Best Corp.	6,713
215	Ascent Solar Technologies, Inc.*	699

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
206	Astec Industries, Inc.*	$6,153
105	Astronics Corp.*	1,779
225	ATC Technology Corp.*	4,207
237	Atlas Air Worldwide Holdings, Inc.*	12,388
1,156	Avis Budget Group, Inc.*	13,699
138	AZZ, Inc.	5,095
168	Badger Meter, Inc.	6,648
529	Baldor Electric Co.	19,007
529	Barnes Group, Inc.	9,903
87	Barrett Business Services, Inc.	1,210
512	Beacon Roofing Supply, Inc.*	10,752
529	Belden, Inc.	13,701
435	Blount International, Inc.*	4,641
132	BlueLinx Holdings, Inc.*	490
435	Bowne & Co., Inc.	4,815
544	Brady Corp., Class A	15,820
566	Briggs & Stratton Corp.	11,677
394	Broadwind Energy, Inc.*	871
481	Builders FirstSource, Inc.*	1,621
110	CAI International, Inc.*	1,560
103	Cascade Corp.	3,428
498	CBIZ, Inc.*	3,287
138	CDI Corp.	2,204
251	Celadon Group, Inc.*	3,419
608	Cenveo, Inc.*	4,487
293	Ceradyne, Inc.*	6,314
323	Chart Industries, Inc.*	5,950
471	China BAK Battery, Inc.*	909
159	China Fire & Security Group, Inc.*	1,948
193	CIRCOR International, Inc.	5,736
578	CLARCOR, Inc.	20,958
243	Clean Harbors, Inc.*	15,404
269	Colfax Corp.*	3,209
216	Columbus McKinnon Corp.*	3,538
439	Comfort Systems USA, Inc.	4,838
111	Consolidated Graphics, Inc.*	5,099
125	Cornell Cos., Inc.*	3,380
387	Corporate Executive Board Co. (The)	12,535
226	CoStar Group, Inc.*	9,214
115	Courier Corp.	1,820
124	CRA International, Inc.*	2,755
177	Cubic Corp.	6,439
514	Curtiss-Wright Corp.	17,024
580	Deluxe Corp.	12,453
271	Diamond Management & Technology Consultants, Inc.	2,691
167	DigitalGlobe, Inc.*	4,671
340	Dolan Media Co. (The)*	4,182
323	Dollar Thrifty Automotive Group, Inc.*	15,084
119	Ducommun, Inc.	2,353
92	Duoyuan Printing, Inc.*	782
88	DXP Enterprises, Inc.*	1,374
443	Dycom Industries, Inc.*	4,377
110	Dynamex, Inc.*	1,692
146	Dynamic Materials Corp.	2,323
281	DynCorp International, Inc., Class A*	4,808
704	Eagle Bulk Shipping, Inc.*	3,372
68	Eastern Co. (The)	935
747	EMCOR Group, Inc.*	18,653
206	Encore Wire Corp.	4,069
579	Ener1, Inc.*	2,015
519	Energy Conversion Devices, Inc.*	2,883
381	Energy Recovery, Inc.*	1,364
857	EnergySolutions, Inc.	5,356
159	EnerNOC, Inc.*	4,468
458	EnerSys*	10,305
294	Ennis, Inc.	5,171
227	EnPro Industries, Inc.*	7,169
298	ESCO Technologies, Inc.	7,799
337	Esterline Technologies Corp.*	18,083
2,132	Evergreen Solar, Inc.*	2,025
155	Exponent, Inc.*	4,261
703	Federal Signal Corp.	4,787
517	Flow International Corp.*	1,324
794	Force Protection, Inc.*	3,529
329	Forward Air Corp.	9,005
145	Franklin Covey Co.*	1,005
262	Franklin Electric Co., Inc.	7,640
135	FreightCar America, Inc.	3,621
201	Fuel Tech, Inc.*	1,232
829	FuelCell Energy, Inc.*	1,782
416	Furmanite Corp.*	2,038
225	Fushi Copperweld, Inc.*	2,237
210	G&K Services, Inc., Class A	5,080
292	Genco Shipping & Trading Ltd.*	5,557
572	GenCorp, Inc.*	2,974
213	Generac Holdings, Inc.*	2,341
422	Genesee & Wyoming, Inc., Class A*	15,188
581	Geo Group, Inc. (The)*	12,259
240	GeoEye, Inc.*	7,625
306	Gibraltar Industries, Inc.*	4,015
52	Global Defense Technology & Systems, Inc.*	747
163	Gorman-Rupp Co. (The)	4,621
179	GP Strategies Corp.*	1,305
1,366	GrafTech International Ltd.*	22,689
115	Graham Corp.	1,919
389	Granite Construction, Inc.	11,534
454	Great Lakes Dredge & Dock Corp.	2,645
247	Greenbrier Cos., Inc.*	3,535
493	Griffon Corp.*	5,985
357	GT Solar International, Inc.*	1,949
310	H&E Equipment Services, Inc.*	3,097
181	Harbin Electric, Inc.*	3,591
586	Hawaiian Holdings, Inc.*	4,172
461	Healthcare Services Group, Inc.	9,271
573	Heartland Express, Inc.	8,907
327	HEICO Corp.	13,044
193	Heidrick & Struggles International, Inc.	4,468
29	Heritage-Crystal Clean, Inc.*	245
154	Herley Industries, Inc.*	2,195
647	Herman Miller, Inc.	12,442
1,096	Hexcel Corp.*	17,503
282	Hill International, Inc.*	1,331
510	HNI Corp.	15,637
343	Horizon Lines, Inc., Class A	1,399
200	Houston Wire & Cable Co.	2,294
422	HUB Group, Inc., Class A*	12,913
73	Hurco Cos., Inc.*	1,254
244	Huron Consulting Group, Inc.*	5,714
126	ICF International, Inc.*	2,826
283	II-VI, Inc.*	9,486
279	Innerworkings, Inc.*	1,933
441	Insituform Technologies, Inc., Class A*	9,023
199	Insteel Industries, Inc.	2,523
64	Integrated Electrical Services, Inc.*	319
551	Interface, Inc., Class A	6,494
368	Interline Brands, Inc.*	7,327
62	International Shipholding Corp.	1,486
2,876	JetBlue Airways Corp.*	17,831
313	John Bean Technologies Corp.	5,380

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
139	Kadant, Inc.*	$2,715
291	Kaman Corp.	7,127
377	Kaydon Corp.	14,153
297	Kelly Services, Inc., Class A*	4,333
325	Kforce, Inc.*	4,394
364	Kimball International, Inc., Class B	2,559
649	Knight Transportation, Inc.	12,902
534	Knoll, Inc.	7,898
508	Korn/Ferry International*	7,102
115	L.B. Foster Co., Class A*	3,228
143	LaBarge, Inc.*	1,707
181	Ladish Co., Inc.*	4,576
46	Lawson Products, Inc.	633
221	Layne Christensen Co.*	5,527
43	Lihua International, Inc.*	388
140	Lindsay Corp.	4,784
97	LMI Aerospace, Inc.*	1,685
213	LSI Industries, Inc.	1,244
122	M&F Worldwide Corp.*	3,803
175	Marten Transport Ltd.*	3,897
591	MasTec, Inc.*	6,873
269	McGrath RentCorp.	6,284
376	Metalico, Inc.*	1,865
166	Met-Pro Corp.	1,567
89	Michael Baker Corp.*	3,227
185	Middleby Corp.*	10,417
114	Miller Industries, Inc.	1,710
303	Mine Safety Appliances Co.	8,290
113	Mistras Group, Inc.*	1,349
403	Mobile Mini, Inc.*	6,448
514	Moog, Inc., Class A*	16,967
422	Mueller Industries, Inc.	11,187
1,746	Mueller Water Products, Inc., Class A	7,560
118	Multi-Color Corp.	1,366
196	MYR Group, Inc.*	3,232
61	NACCO Industries, Inc., Class A	5,158
567	Navigant Consulting, Inc.*	6,872
205	NCI Building Systems, Inc.*	2,362
381	Nordson Corp.	25,386
144	North American Galvanizing & Coating, Inc.*	1,079
105	Northwest Pipe Co.*	2,157
720	Odyssey Marine Exploration, Inc.*	799
316	Old Dominion Freight Line, Inc.*	11,262
31	Omega Flex, Inc.	409
410	On Assignment, Inc.*	2,267
641	Orbital Sciences Corp.*	10,173
198	Orion Energy Systems, Inc.*	735
304	Orion Marine Group, Inc.*	4,621
403	Otter Tail Corp.	7,975
397	Pacer International, Inc.*	3,232
15	Patriot Transportation Holding, Inc.*	1,265
613	Perma-Fix Environmental Services*	1,085
188	Pike Electric Corp.*	1,856
167	PMFG, Inc.*	2,513
257	Polypore International, Inc.*	5,245
75	Portec Rail Products, Inc.	859
88	Powell Industries, Inc.*	2,587
206	PowerSecure International, Inc.*	1,947
25	Preformed Line Products Co.	783
125	Primoris Services Corp.	856
428	Quanex Building Products Corp.	8,530
250	RailAmerica, Inc.*	2,793
182	Raven Industries, Inc.	6,446
246	RBC Bearings, Inc.*	6,888
435	Regal-Beloit Corp.	26,226
391	Republic Airways Holdings, Inc.*	2,287
511	Resources Connection, Inc.*	8,248
301	Robbins & Myers, Inc.	6,649
498	Rollins, Inc.	10,587
557	RSC Holdings, Inc.*	4,072
363	Rush Enterprises, Inc., Class A*	5,514
180	Saia, Inc.*	2,695
797	Satcon Technology Corp.*	1,961
127	Sauer-Danfoss, Inc.*	1,819
170	Schawk, Inc.	2,878
213	School Specialty, Inc.*	4,577
4	Seaboard Corp.	5,704
588	SFN Group, Inc.*	4,504
433	Simpson Manufacturing Co., Inc.	12,652
632	Skywest, Inc.	9,268
102	SmartHeat, Inc.*	636
85	Standard Parking Corp.*	1,318
199	Standard Register Co. (The)	794
140	Standex International Corp.	3,641
130	Stanley, Inc.*	4,802
811	Steelcase, Inc., Class A	6,796
182	Sterling Construction Co., Inc.*	2,992
141	Sun Hydraulics Corp.	3,672
429	SYKES Enterprises, Inc.*	7,405
172	TAL International Group, Inc.	4,126
703	Taser International, Inc.*	3,142
214	Team, Inc.*	3,219
210	Tecumseh Products Co., Class A*	2,745
409	Teledyne Technologies, Inc.*	16,078
212	Tennant Co.	7,100
684	Tetra Tech, Inc.*	15,503
104	Textainer Group Holdings Ltd.	2,553
400	Titan International, Inc.	4,228
147	Titan Machinery, Inc.*	1,905
65	Todd Shipyards Corp.	948
484	Towers Watson & Co., Class A	22,264
336	Tredegar Corp.	5,537
175	Trex Co., Inc.*	3,980
175	Trimas Corp.*	1,766
189	Triumph Group, Inc.	13,118
497	TrueBlue, Inc.*	6,605
293	Tutor Perini Corp.*	6,534
97	Twin Disc, Inc.	1,245
1,897	UAL Corp.*	37,959
137	Ultralife Corp.*	630
245	Ultrapetrol Bahamas Ltd.*	1,286
22	United Capital Corp.*	496
683	United Rentals, Inc.*	8,298
269	United Stationers, Inc.*	15,715
218	Universal Forest Products, Inc.	8,077
66	Universal Truckload Services, Inc.*	1,142
1,829	US Airways Group, Inc.*	16,150
206	US Ecology, Inc.	2,915
88	USA Truck, Inc.*	1,324
570	Valence Technology, Inc.*	536
234	Viad Corp.	5,419
221	Vicor Corp.*	2,696
137	Volt Information Sciences, Inc.*	1,378
46	VSE Corp.	1,762
202	Waste Services, Inc.*	2,268
302	Watsco, Inc.	17,682
332	Watts Water Technologies, Inc., Class A	10,757
484	Werner Enterprises, Inc.	10,909
54	Willis Lease Finance Corp.*	594
685	Woodward Governor Co.	19,660
11,969	YRC Worldwide, Inc.*	4,251
		1,769,112

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 12.7%

312	3PAR, Inc.*	$3,317
398	ACI Worldwide, Inc.*	7,606
461	Acme Packet, Inc.*	13,512
297	Actel Corp.*	4,191
520	ActivIdentity Corp.*	1,191
508	Actuate Corp.*	2,281
771	Acxiom Corp.*	13,423
1,383	Adaptec, Inc.*	4,011
1,097	ADC Telecommunications, Inc.*	9,061
627	ADTRAN, Inc.	17,199
487	Advanced Analogic Technologies, Inc.*	1,685
375	Advanced Energy Industries, Inc.*	4,635
174	Advent Software, Inc.*	7,524
173	Agilysys, Inc.	1,166
252	American Software, Inc., Class A	1,459
1,241	Amkor Technology, Inc.*	8,451
717	Anadigics, Inc.*	2,918
165	Anaren, Inc.*	2,381
88	Ancestry.com, Inc.*	1,485
338	Anixter International, Inc.*	16,055
748	Applied Micro Circuits Corp.*	8,247
82	Archipelago Learning, Inc.*	1,190
209	ArcSight, Inc.*	4,527
992	Ariba, Inc.*	14,930
1,407	Arris Group, Inc.*	15,435
1,774	Art Technology Group, Inc.*	6,635
712	Aruba Networks, Inc.*	9,541
354	AsiaInfo Holdings, Inc.*	7,586
764	Atheros Communications, Inc.*	25,976
356	ATMI, Inc.*	5,767
670	Aviat Networks, Inc.*	2,955
320	Avid Technology, Inc.*	4,314
117	Bel Fuse, Inc., Class B	2,062
741	Benchmark Electronics, Inc.*	13,694
403	BigBand Networks, Inc.*	1,149
199	Black Box Corp.	5,868
498	Blackbaud, Inc.	11,230
378	Blackboard, Inc.*	15,135
473	Blue Coat Systems, Inc.*	10,155
306	Bottomline Technologies, Inc.*	5,012
487	Brightpoint, Inc.*	3,618
730	Brooks Automation, Inc.*	6,074
266	Cabot Microelectronics Corp.*	9,762
340	CACI International, Inc., Class A*	15,722
293	Callidus Software, Inc.*	941
94	Cass Information Systems, Inc.	2,982
412	Cavium Networks, Inc.*	10,951
236	Ceva, Inc.*	2,742
441	Checkpoint Systems, Inc.*	8,780
325	China Information Security Technology, Inc.*	1,722
499	China Security & Surveillance Technology, Inc.*	2,335
98	China TransInfo Technology Corp.*	636
780	Ciber, Inc.*	2,324
741	Cirrus Logic, Inc.*	10,533
484	Cogent, Inc.*	4,317
450	Cognex Corp.	8,590
262	Cogo Group, Inc.*	1,774
246	Coherent, Inc.*	8,684
265	Cohu, Inc.	3,713
69	Communications Systems, Inc.	756
473	CommVault Systems, Inc.*	10,661
191	Compellent Technologies, Inc.*	2,456
170	Computer Task Group, Inc.*	1,314
245	comScore, Inc.*	3,768
319	Comtech Telecommunications Corp.*	9,190
243	Comverge, Inc.*	2,318
452	Concur Technologies, Inc.*	19,120
272	Constant Contact, Inc.*	5,837
83	CPI International, Inc.*	1,273
388	Cray, Inc.*	1,847
399	CSG Systems International, Inc.*	8,187
383	CTS Corp.	4,033
784	Cybersource Corp.*	20,141
337	Cymer, Inc.*	10,201
380	Daktronics, Inc.	3,200
163	DDi Corp.*	1,434
426	DealerTrack Holdings, Inc.*	6,829
208	Deltek, Inc.*	1,660
243	DemandTec, Inc.*	1,485
281	DG FastChannel, Inc.*	11,934
179	Dice Holdings, Inc.*	1,418
280	Digi International, Inc.*	2,587
433	Digital River, Inc.*	11,925
381	Diodes, Inc.*	7,529
368	DivX, Inc.*	2,657
195	Double-Take Software, Inc.*	2,026
258	DSP Group, Inc.*	1,747
197	DTS, Inc.*	6,507
98	Dynamics Research Corp.*	1,048
1,200	Earthlink, Inc.	10,308
256	Ebix, Inc.*	3,912
368	Echelon Corp.*	3,132
65	Echo Global Logistics, Inc.*	853
203	Electro Rent Corp.	2,759
310	Electro Scientific Industries, Inc.*	3,983
501	Electronics for Imaging, Inc.*	5,581
74	eLoyalty Corp.*	494
899	Emcore Corp.*	953
173	EMS Technologies, Inc.*	2,688
942	Emulex Corp.*	9,872
1,477	Entegris, Inc.*	7,976
599	Entropic Communications, Inc.*	3,199
536	Epicor Software Corp.*	4,985
368	EPIQ Systems, Inc.*	4,214
42	ePlus, Inc.*	735
1	Equinix, Inc.*	106
552	Euronet Worldwide, Inc.*	7,259
400	Exar Corp.*	2,800
169	ExlService Holdings, Inc.*	2,809
1,008	Extreme Networks*	2,883
515	Fair Isaac Corp.	11,948
390	FalconStor Software, Inc.*	1,096
190	FARO Technologies, Inc.*	4,543
424	FEI Co.*	8,777
560	Formfactor, Inc.*	7,207
177	Forrester Research, Inc.*	5,552
142	Fortinet, Inc.*	2,317
763	Gartner, Inc.*	18,884
402	Global Cash Access Holdings, Inc.*	3,212
237	Globecomm Systems, Inc.*	1,905
215	GSE Systems, Inc.*	1,056
344	GSI Commerce, Inc.*	9,687
209	GSI Technology, Inc.*	1,237
470	Hackett Group, Inc. (The)*	1,589
1,086	Harmonic, Inc.*	6,288
425	Heartland Payment Systems, Inc.	6,983
243	Hittite Microwave Corp.*	11,112
101	Hughes Communications, Inc.*	2,623
130	ICx Technologies, Inc.*	863

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
258	iGate Corp.	$3,013
337	Imation Corp.*	3,464
89	Imergent, Inc.	358
317	Immersion Corp.*	1,683
953	Infinera Corp.*	6,709
388	infoGROUP, Inc.*	3,071
1,037	Informatica Corp.*	26,755
269	Information Services Group, Inc.*	689
397	Infospace, Inc.*	3,267
243	Innodata Isogen, Inc.*	671
521	Insight Enterprises, Inc.*	7,575
196	Integral Systems, Inc.*	1,341
143	Interactive Intelligence, Inc.*	2,564
496	InterDigital, Inc.*	12,946
704	Intermec, Inc.*	7,772
577	Internap Network Services Corp.*	2,954
311	Internet Brands, Inc., Class A*	3,231
417	Internet Capital Group, Inc.*	3,469
249	Intevac, Inc.*	2,866
572	Ipass, Inc.*	652
262	IPG Photonics Corp.*	4,407
293	Isilon Systems, Inc.*	4,002
356	Ixia*	3,560
269	IXYS Corp.*	2,507
507	j2 Global Communications, Inc.*	11,732
951	Jack Henry & Associates, Inc.	22,862
378	JDA Software Group, Inc.*	10,100
256	Kenexa Corp.*	3,643
140	Keynote Systems, Inc.	1,387
341	Knot, Inc. (The)*	2,551
766	Kopin Corp.*	2,742
776	Kulicke & Soffa Industries, Inc.*	5,401
170	KVH Industries, Inc.*	2,217
849	L-1 Identity Solutions, Inc.*	6,317
1,309	Lattice Semiconductor Corp.*	6,493
1,561	Lawson Software, Inc.*	12,870
373	Limelight Networks, Inc.*	1,619
652	Lionbridge Technologies, Inc.*	3,540
170	Liquidity Services, Inc.*	2,254
247	Littelfuse, Inc.*	8,929
498	LivePerson, Inc.*	3,217
84	LogMeIn, Inc.*	2,139
229	LoopNet, Inc.*	2,510
122	Loral Space & Communications, Inc.*	4,873
262	Manhattan Associates, Inc.*	7,585
249	Mantech International Corp., Class A*	11,511
224	Marchex, Inc., Class B	1,136
199	MAXIMUS, Inc.	11,920
255	Maxwell Technologies, Inc.*	3,022
164	Measurement Specialties, Inc.*	2,458
176	MEMSIC, Inc.*	484
1,207	Mentor Graphics Corp.*	11,080
293	MercadoLibre, Inc.*	15,198
257	Mercury Computer Systems, Inc.*	3,020
429	Methode Electronics, Inc.	4,354
514	Micrel, Inc.	5,708
922	Microsemi Corp.*	14,273
103	MicroStrategy, Inc., Class A*	7,937
592	Microtune, Inc.*	1,397
1,007	Microvision, Inc.*	2,689
511	MIPS Technologies, Inc.*	2,529
560	MKS Instruments, Inc.*	11,122
519	ModusLink Global Solutions, Inc.*	3,965
937	MoneyGram International, Inc.*	2,464
409	Monolithic Power Systems, Inc.*	7,849
246	Monotype Imaging Holdings, Inc.*	2,428
1,751	Move, Inc.*	3,677
190	MTS Systems Corp.	5,557
112	Multi-Fineline Electronix, Inc.*	2,960
74	NCI, Inc., Class A*	1,624
439	Ness Technologies, Inc.*	2,292
353	Net 1 UEPS Technologies, Inc.*	5,055
535	Netezza Corp.*	6,971
390	Netgear, Inc.*	8,857
583	Netlogic Microsystems, Inc.*	16,773
280	Netscout Systems, Inc.*	3,788
189	NetSuite, Inc.*	2,661
331	Network Equipment Technologies, Inc.*	1,493
411	Newport Corp.*	4,266
572	NIC, Inc.	3,718
346	Novatel Wireless, Inc.*	2,128
53	NVE Corp.*	2,464
568	Omnivision Technologies, Inc.*	10,957
288	Online Resources Corp.*	1,241
34	OpenTable, Inc.*	1,405
946	Openwave Systems, Inc.*	2,034
232	Oplink Communications, Inc.*	3,322
149	Opnet Technologies, Inc.	2,388
316	Opnext, Inc.*	632
177	OSI Systems, Inc.*	4,650
1,877	Palm, Inc.*	10,699
92	PAR Technology Corp.*	623
1,316	Parametric Technology Corp.*	21,688
232	Park Electrochemical Corp.	6,004
416	Parkervision, Inc.*	732
107	PC Connection, Inc.*	728
117	PC Mall, Inc.*	587
214	PC-Tel, Inc.*	1,260
170	Pegasystems, Inc.	5,085
303	Perficient, Inc.*	3,233
287	Pericom Semiconductor Corp.*	2,841
174	Pervasive Software, Inc.*	839
398	Phoenix Technologies Ltd.*	1,182
601	Photronics, Inc.*	3,041
555	Plantronics, Inc.	16,617
448	Plexus Corp.*	15,254
420	PLX Technology, Inc.*	2,033
952	Polycom, Inc.*	28,589
270	Power Integrations, Inc.	9,175
874	Power-One, Inc.*	6,826
1,499	Powerwave Technologies, Inc.*	2,473
479	Progress Software Corp.*	15,299
216	PROS Holdings, Inc.*	1,428
142	QAD, Inc.*	680
2,387	Quantum Corp.*	5,609
694	Quest Software, Inc.*	13,432
114	QuinStreet, Inc.*	1,583
754	Rackspace Hosting, Inc.*	13,270
312	Radiant Systems, Inc.*	4,324
265	Radisys Corp.*	2,486
461	RAE Systems, Inc.*	356
942	RealNetworks, Inc.*	3,391
74	Renaissance Learning, Inc.	1,157
3,018	RF Micro Devices, Inc.*	14,486
247	RightNow Technologies, Inc.*	3,594
106	Rimage Corp.*	1,741
621	Riverbed Technology, Inc.*	16,599
361	Rofin-Sinar Technologies, Inc.*	8,617
178	Rogers Corp.*	5,084
71	Rosetta Stone, Inc.*	1,864
142	Rubicon Technology, Inc.*	3,860
350	Rudolph Technologies, Inc.*	3,108
600	S1 Corp.*	3,678

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
279	Saba Software, Inc.*	$1,437
1,003	Sapient Corp.	10,180
410	SAVVIS, Inc.*	7,690
301	Scansource, Inc.*	7,760
361	Seachange International, Inc.*	3,014
693	Semtech Corp.*	12,204
502	ShoreTel, Inc.*	2,676
349	Sigma Designs, Inc.*	3,637
339	Silicon Graphics International Corp.*	2,766
849	Silicon Image, Inc.*	3,099
2,005	Skyworks Solutions, Inc.*	31,940
416	SMART Modular Technologies WWH, Inc.*	2,554
341	Smith Micro Software, Inc.*	3,359
145	SolarWinds, Inc.*	2,749
789	Solera Holdings, Inc.	27,363
611	SonicWALL, Inc.*	5,566
2,342	Sonus Networks, Inc.*	6,089
264	Sourcefire, Inc.*	5,449
143	Spectrum Control, Inc.*	1,859
473	SRA International, Inc., Class A*	10,203
132	SRS Labs, Inc.*	1,199
109	Stamps.com, Inc.*	1,142
249	Standard Microsystems Corp.*	5,697
135	StarTek, Inc.*	607
281	STEC, Inc.*	3,394
230	Stratasys, Inc.*	5,350
525	SuccessFactors, Inc.*	11,686
273	Super Micro Computer, Inc.*	3,754
124	Supertex, Inc.*	3,376
526	Support.com, Inc.*	2,199
219	Sycamore Networks, Inc.	3,859
495	Symmetricom, Inc.*	2,589
387	Symyx Technologies, Inc.*	2,477
390	Synaptics, Inc.*	11,669
215	Synchronoss Technologies, Inc.*	4,395
230	SYNNEX Corp.*	6,148
146	Syntel, Inc.	4,882
960	Take-Two Interactive Software, Inc.*	11,107
447	Taleo Corp., Class A*	11,197
465	Technitrol, Inc.	1,790
132	TechTarget, Inc.*	800
756	Tekelec*	10,837
497	TeleCommunication Systems, Inc., Class A*	2,490
369	TeleTech Holdings, Inc.*	4,771
659	Terremark Worldwide, Inc.*	4,949
552	Tessera Technologies, Inc.*	9,594
767	THQ, Inc.*	4,602
1,891	TIBCO Software, Inc.*	21,576
185	Tier Technologies, Inc., Class B*	1,454
1,248	TiVo, Inc.*	11,282
286	TNS, Inc.*	5,500
63	Travelzoo, Inc.*	1,024
715	Trident Microsystems, Inc.*	1,208
1,752	TriQuint Semiconductor, Inc.*	12,299
904	TTM Technologies, Inc.*	10,459
355	Tyler Technologies, Inc.*	5,762
296	Ultimate Software Group, Inc.*	10,126
268	Ultratech, Inc.*	3,736
161	Unica Corp.*	1,674
480	Unisys Corp.*	11,136
949	United Online, Inc.	6,467
332	Universal Display Corp.*	5,143
1,285	UTStarcom, Inc.*	2,647
923	ValueClick, Inc.*	10,734
303	VASCO Data Security International, Inc.*	1,930
458	Veeco Instruments, Inc.*	17,482
819	VeriFone Holdings, Inc.*	16,527
376	Viasat, Inc.*	12,081
184	Virage Logic Corp.*	1,825
150	Virtusa Corp.*	1,296
188	Vocus, Inc.*	2,944
270	Volterra Semiconductor Corp.*	6,331
300	Web.com Group, Inc.*	1,137
503	Websense, Inc.*	10,523
436	Wright Express Corp.*	13,690
326	X-Rite, Inc.*	1,125
719	Zix Corp.*	1,690
586	Zoran Corp.*	5,661
169	Zygo Corp.*	1,355
		1,987,724
	Materials - 3.3%

323	A. Schulman, Inc.	7,179
189	A.M. Castle & Co.*	2,810
61	AEP Industries, Inc.*	1,534
626	Allied Nevada Gold Corp.*	11,982
267	AMCOL International Corp.	7,198
222	American Vanguard Corp.	1,769
238	Ampal-American Israel Corp., Class A*	409
284	Arch Chemicals, Inc.	9,730
312	Balchem Corp.	7,578
332	Boise, Inc.*	2,038
229	Brush Engineered Materials, Inc.*	5,785
439	Buckeye Technologies, Inc.*	5,321
86	BWAY Holding Co.*	1,717
621	Calgon Carbon Corp.*	9,234
644	Century Aluminum Co.*	6,768
69	Chase Corp.	807
120	China Green Agriculture, Inc.*	1,300
352	China Precision Steel, Inc.*	605
129	Clearwater Paper Corp.*	7,899
994	Coeur d’Alene Mines Corp.*	15,009
121	Deltic Timber Corp.	5,595
472	Domtar Corp.*	28,886
977	Ferro Corp.*	8,803
723	General Moly, Inc.*	2,718
233	General Steel Holdings, Inc.*	641
189	Graham Packaging Co., Inc.*	2,368
1,268	Graphic Packaging Holding Co.*	4,007
552	H.B. Fuller Co.	11,774
99	Hawkins, Inc.	2,663
137	Haynes International, Inc.	4,350
684	Headwaters, Inc.*	2,702
2,687	Hecla Mining Co.*	14,456
492	Horsehead Holding Corp.*	5,132
196	Innophos Holdings, Inc.	5,594
268	Innospec, Inc.*	3,334
165	Kaiser Aluminum Corp.	6,176
373	KapStone Paper and Packaging Corp.*	4,122
232	Koppers Holdings, Inc.	6,285
127	Kraton Performance Polymers, Inc.*	2,603
298	Landec Corp.*	1,845
1,426	Louisiana-Pacific Corp.*	12,121
196	LSB Industries, Inc.*	3,205
213	Minerals Technologies, Inc.	11,385
358	Myers Industries, Inc.	3,215
166	Neenah Paper, Inc.	3,144
114	NewMarket Corp.	11,737
77	NL Industries, Inc.	534

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
885	Olin Corp.	$16,965
103	Olympic Steel, Inc.	2,839
347	OM Group, Inc.*	10,358
498	Omnova Solutions, Inc.*	3,999
517	P. H. Glatfelter Co.	5,997
884	Paramount Gold and Silver Corp.*	1,370
1,049	PolyOne Corp.*	10,479
125	Quaker Chemical Corp.	3,454
435	Rock-Tenn Co., Class A	22,385
559	Rockwood Holdings, Inc.*	14,500
341	RTI International Metals, Inc.*	9,040
201	Schweitzer-Mauduit International, Inc.	11,095
553	Sensient Technologies Corp.	15,313
319	ShengdaTech, Inc.*	1,882
608	Silgan Holdings, Inc.	17,346
1,352	Solutia, Inc.*	20,483
347	Spartech Corp.*	4,619
83	Stepan Co.	5,987
464	Stillwater Mining Co.*	6,143
139	STR Holdings, Inc.*	2,948
92	Sutor Technology Group Ltd.*	202
268	Texas Industries, Inc.	9,728
906	U.S. Gold Corp.*	3,579
21	United States Lime & Minerals, Inc.*	819
76	Universal Stainless & Alloy*	1,566
494	Wausau Paper Corp.*	4,313
222	Westlake Chemical Corp.	4,709
684	Worthington Industries, Inc.	10,068
819	WR Grace & Co.*	20,991
245	Zep, Inc.	4,479
315	Zoltek Cos., Inc.*	3,015
		526,738
	Telecommunication Services - 0.6%

149	AboveNet, Inc.*	6,833
502	Alaska Communications Systems Group, Inc.	4,151
102	Atlantic Tele-Network, Inc.	4,265
277	Cbeyond, Inc.*	4,329
2,305	Cincinnati Bell, Inc.*	7,330
503	Cogent Communications Group, Inc.*	4,552
265	Consolidated Communications Holdings, Inc.	4,577
477	General Communication, Inc., Class A*	2,733
330	Global Crossing Ltd.*	4,491
148	HickoryTech Corp.	1,036
345	inContact, Inc.*	904
373	Neutral Tandem, Inc.*	5,013
343	NTELOS Holdings Corp.	6,157
1,394	PAETEC Holding Corp.*	5,897
689	Premiere Global Services, Inc.*	5,498
268	Shenandoah Telecommunications Co.	4,537
162	SureWest Communications*	993
777	Syniverse Holdings, Inc.*	15,377
257	USA Mobility, Inc.	3,619
		92,292
	Utilities - 2.2%

333	Allete, Inc.	11,495
210	American States Water Co.	7,218
70	Artesian Resources Corp., Class A	1,254
620	Avista Corp.	11,966
441	Black Hills Corp.	12,652
151	Cadiz, Inc.*	1,951
223	California Water Service Group	7,990
132	Central Vermont Public Service Corp.	2,651
179	CH Energy Group, Inc.	6,961
106	Chesapeake Utilities Corp.	3,187
686	Cleco Corp.	18,158
97	Connecticut Water Service, Inc.	2,018
165	Consolidated Water Co., Ltd.	1,978
510	El Paso Electric Co.*	10,108
435	Empire District Electric Co. (The)	7,934
535	IDACORP, Inc.	17,682
251	Laclede Group, Inc. (The)	8,306
262	MGE Energy, Inc.	9,254
152	Middlesex Water Co.	2,557
479	New Jersey Resources Corp.	16,981
513	Nicor, Inc.	20,730
301	Northwest Natural Gas Co.	13,235
408	NorthWestern Corp.	10,747
52	Pennichuck Corp.	1,109
834	Piedmont Natural Gas Co., Inc.	21,192
984	PNM Resources, Inc.	12,143
853	Portland General Electric Co.	16,130
147	SJW Corp.	3,554
338	South Jersey Industries, Inc.	14,835
508	Southwest Gas Corp.	15,047
279	Southwest Water Co.	2,874
893	U.S. Geothermal, Inc.*	750
333	UIL Holdings Corp.	8,418
404	Unisource Energy Corp.	12,475
119	Unitil Corp.	2,480
569	WGL Holdings, Inc.	19,261
142	York Water Co.	1,850
		339,131
	Total Common Stocks (Cost $11,232,338)	11,348,466

No. of Rights
	Rights - 0.0%
83	Zion Oil & Gas, Inc., expiring 06/30/10 at $5.00*^	21
	Total Rights (Cost $—)	21

Principal Amount
	U.S. Government & Agency Security (a) - 1.7%
$272,597	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $272,597)	272,597

	Repurchase Agreements (a) - 11.8%
110,177	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $110,179(b)	110,177
65,662	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $65,663(c)	65,662
101,224	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $101,226(d)	101,224
112,398	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $112,403(e)	112,398

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$112,398	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $112,403(f)	$112,398
602,643	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $602,656(g)	602,643
149,864	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $149,870(h)	149,864
196,986	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $196,990(i)	196,986
220,354	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $220,359(j)	220,354
172,951	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $172,955(k)	172,951
	Total Repurchase Agreements (Cost $1,844,657)	1,844,657
	Total Investment Securities (Cost $13,349,592) — 86.0%	13,465,741
	Other assets less liabilities — 14.0%	2,196,717
	Net Assets — 100.0%	$15,662,458

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $21 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $10,460,527.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $112,381. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $66,975. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $103,248. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $114,647. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $114,646. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $614,697. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $152,862. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $200,926. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $224,762. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $176,411. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$625,011
Aggregate gross unrealized depreciation	(514,615)
Net unrealized appreciation	$110,396
Federal income tax cost of investments	$13,355,345

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	62	06/18/10	$4,097,580	$38,616

Cash collateral in the amount of $317,898 was pledged to cover margin requirements for open futures contracts as of May 31, 2010.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$2,624,281	$(58,137)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	22,232,574	2,338,474

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	1,197,675	(445,525)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	5,493,734	170,978

		$2,005,790

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) - 66.7%
	Consumer Discretionary - 7.4%

74	Abercrombie & Fitch Co., Class A	$2,651
142	Autoliv, Inc.*	6,745
104	AutoNation, Inc.*	2,083
49	Barnes & Noble, Inc.	991
123	Big Lots, Inc.*	4,346
14	BorgWarner, Inc.*	522
92	Boyd Gaming Corp.*	1,212
392	Cablevision Systems Corp., Class A	9,726
9	Career Education Corp.*	252
107	CarMax, Inc.*	2,325
400	Carnival Corp.	14,492
1,016	CBS Corp., Class B	14,793
57	Central European Media Enterprises Ltd., Class A*	1,443
18	Chico’s FAS, Inc.	220
35	Choice Hotels International, Inc.	1,166
68	Clear Channel Outdoor Holdings, Inc., Class A*	634
4,449	Comcast Corp., Class A	80,482
464	D.R. Horton, Inc.	5,656
817	DIRECTV, Class A*	30,793
33	Discovery Communications, Inc., Class C*	1,047
336	DISH Network Corp., Class A	7,006
19	Dollar General Corp.*	574
121	DreamWorks Animation SKG, Inc., Class A*	3,592
14	Education Management Corp.*	296
28	Expedia, Inc.	604
24	Federal Mogul Corp.*	414
145	Foot Locker, Inc.	2,162
5,541	Ford Motor Co.*	64,996
251	Fortune Brands, Inc.	11,910
31	GameStop Corp., Class A*	706
389	Gannett Co., Inc.	6,045
94	Gap, Inc. (The)	2,049
34	Garmin Ltd.	1,142
267	Genuine Parts Co.	10,843
392	Harley-Davidson, Inc.	11,842
52	Harman International Industries, Inc.*	1,680
85	Hasbro, Inc.	3,413
64	Hillenbrand, Inc.	1,555
2,648	Home Depot, Inc.	89,661
28	Hyatt Hotels Corp., Class A*	1,133
32	Interactive Data Corp.	1,042
83	International Game Technology	1,624
50	International Speedway Corp., Class A	1,394
800	Interpublic Group of Cos., Inc.*	6,680
372	J.C. Penney Co., Inc.	10,226
147	Jarden Corp.	4,279
505	Johnson Controls, Inc.	14,408
118	KB Home	1,709
32	Kohl’s Corp.*	1,624
95	Lamar Advertising Co., Class A*	2,800
122	Las Vegas Sands Corp.*	2,865
94	Leggett & Platt, Inc.	2,188
262	Lennar Corp., Class A	4,533
445	Liberty Global, Inc., Class A*	11,481
134	Liberty Media Corp. - Capital, Class A*	5,636
997	Liberty Media Corp. - Interactive, Class A*	12,931
87	Liberty Media Corp. - Starz, Class A*	4,552
145	Limited Brands, Inc.	3,605
1,689	Lowe’s Cos., Inc.	41,803
704	Macy’s, Inc.	15,636
98	Madison Square Garden, Inc., Class A*	2,065
265	Marriott International, Inc., Class A	8,864
134	Mattel, Inc.	2,902
39	MDC Holdings, Inc.	1,224
57	Meredith Corp.	1,915
176	MGM Mirage*	2,193
93	Mohawk Industries, Inc.*	5,223
162	New York Times Co. (The), Class A*	1,503
389	Newell Rubbermaid, Inc.	6,481
3,809	News Corp., Class A	50,279
8	NVR, Inc.*	5,482
376	Office Depot, Inc.*	2,181
112	Penn National Gaming, Inc.*	2,867
41	Penske Automotive Group, Inc.*	535
39	Phillips-Van Heusen Corp.	2,134
5	Polo Ralph Lauren Corp.	434
501	PulteGroup, Inc.*	5,581
182	RadioShack Corp.	3,720
65	Regal Entertainment Group, Class A	991
151	Royal Caribbean Cruises Ltd.*	4,379
59	Scripps Networks Interactive, Inc., Class A	2,666
83	Sears Holdings Corp.*	7,309
420	Service Corp. International	3,587
23	Sherwin-Williams Co. (The)	1,762
143	Signet Jewelers Ltd.*	4,440
261	Stanley Black & Decker, Inc.	14,561
261	Starwood Hotels & Resorts Worldwide, Inc.	12,071
26	Thor Industries, Inc.	758
17	Tiffany & Co.	772
589	Time Warner Cable, Inc.	32,236
2,002	Time Warner, Inc.	62,042
228	Toll Brothers, Inc.*	4,804
73	TRW Automotive Holdings Corp.*	2,196
115	VF Corp.	8,895
908	Viacom, Inc., Class B*	30,518
483	Virgin Media, Inc.	7,805
3,167	Walt Disney Co. (The)	105,841
68	Warner Music Group Corp.*	413
10	Washington Post Co. (The), Class B	4,657
50	Weight Watchers International, Inc.	1,371
346	Wendy’s/Arby’s Group, Inc., Class A	1,560
124	Whirlpool Corp.	12,951
94	Williams-Sonoma, Inc.	2,809
166	Wyndham Worldwide Corp.	3,918
112	Wynn Resorts Ltd.	9,395
		1,004,508
	Consumer Staples - 3.7%

21	Alberto-Culver Co.	578
472	Archer-Daniels-Midland Co.	11,927
75	BJ’s Wholesale Club, Inc.*	3,005
25	Brown-Forman Corp., Class B	1,386
224	Bunge Ltd.	10,922
106	Campbell Soup Co.	3,796
102	Central European Distribution Corp.*	2,607
26	Clorox Co.	1,633
829	Coca-Cola Co. (The)	42,611
77	Coca-Cola Enterprises, Inc.	2,010

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
748	ConAgra Foods, Inc.	$18,087
318	Constellation Brands, Inc., Class A*	5,298
125	Corn Products International, Inc.	4,169
1,583	CVS Caremark Corp.	54,819
331	Del Monte Foods Co.	4,826
425	Dr. Pepper Snapple Group, Inc.	16,090
19	Energizer Holdings, Inc.*	1,068
22	Flowers Foods, Inc.	544
324	General Mills, Inc.	23,078
100	H. J. Heinz Co.	4,418
107	Hershey Co. (The)	5,008
105	Hormel Foods Corp.	4,179
198	J.M. Smucker Co. (The)	10,934
90	Kimberly-Clark Corp.	5,463
2,464	Kraft Foods, Inc., Class A	70,470
171	Kroger Co. (The)	3,442
31	Lorillard, Inc.	2,216
171	Mead Johnson Nutrition Co.	8,434
202	Molson Coors Brewing Co., Class B	8,290
28	NBTY, Inc.*	959
1,682	Procter & Gamble Co. (The)	102,753
95	Ralcorp Holdings, Inc.*	5,707
282	Reynolds American, Inc.	14,703
978	Rite Aid Corp.*	1,125
650	Safeway, Inc.	14,391
875	Sara Lee Corp.	12,399
216	Smithfield Foods, Inc.*	3,724
355	SUPERVALU, Inc.	4,782
505	Tyson Foods, Inc., Class A	8,878
36	Whole Foods Market, Inc.*	1,455
		502,184
	Energy - 11.6%

835	Anadarko Petroleum Corp.	43,696
561	Apache Corp.	50,232
272	Arch Coal, Inc.	5,862
14	Atwood Oceanics, Inc.*	380
714	Baker Hughes, Inc.	27,232
173	Cabot Oil & Gas Corp.	6,001
32	Cameron International Corp.*	1,158
1,048	Chesapeake Energy Corp.	23,412
3,354	Chevron Corp.	247,760
139	Cimarex Energy Co.	10,214
77	Cobalt International Energy, Inc.*	539
72	Comstock Resources, Inc.*	2,148
136	Concho Resources, Inc.*	7,079
2,479	ConocoPhillips	128,561
27	Continental Resources, Inc.*	1,273
664	Denbury Resources, Inc.*	10,923
743	Devon Energy Corp.	47,441
847	El Paso Corp.	9,605
419	EOG Resources, Inc.	43,928
27	EXCO Resources, Inc.	466
56	Exterran Holdings, Inc.*	1,428
6,058	Exxon Mobil Corp.	366,267
118	Forest Oil Corp.*	3,143
38	Frontier Oil Corp.	529
86	Frontline Ltd.	2,828
1,501	Halliburton Co.	37,270
173	Helix Energy Solutions Group, Inc.*	1,884
121	Helmerich & Payne, Inc.	4,559
486	Hess Corp.	25,855
1,184	Marathon Oil Corp.	36,811
18	Mariner Energy, Inc.*	385
34	Massey Energy Co.	1,126
319	Murphy Oil Corp.	17,028
474	Nabors Industries Ltd.*	9,020
700	National Oilwell Varco, Inc.	26,691
222	Newfield Exploration Co.*	11,557
290	Noble Energy, Inc.	17,252
1,356	Occidental Petroleum Corp.	111,884
83	Oil States International, Inc.*	3,240
44	Overseas Shipholding Group, Inc.	1,702
219	Patterson-UTI Energy, Inc.	3,073
191	Pioneer Natural Resources Co.	12,167
107	Plains Exploration & Production Co.*	2,365
155	Pride International, Inc.*	3,839
223	Range Resources Corp.	10,024
156	Rowan Cos., Inc.*	3,863
235	SandRidge Energy, Inc.*	1,513
1,093	Schlumberger Ltd.	61,372
38	SEACOR Holdings, Inc.*	2,773
10	Seahawk Drilling, Inc.*	121
168	Smith International, Inc.	6,310
186	Southern Union Co.	4,049
1,079	Spectra Energy Corp.	21,591
79	St. Mary Land & Exploration Co.	3,416
196	Sunoco, Inc.	5,854
131	Superior Energy Services, Inc.*	2,851
39	Teekay Corp.	984
137	Tesoro Corp.	1,603
86	Tidewater, Inc.	3,596
68	Unit Corp.*	2,780
941	Valero Energy Corp.	17,578
85	Whiting Petroleum Corp.*	7,115
971	Williams Cos., Inc. (The)	19,177
970	XTO Energy, Inc.	41,458
		1,587,841
	Financials - 17.5%

58	Alexandria Real Estate Equities, Inc. (REIT)	3,804
9	Alleghany Corp.*	2,629
83	Allied World Assurance Co. Holdings Ltd.	3,728
897	Allstate Corp. (The)	27,475
281	AMB Property Corp. (REIT)	7,286
1,387	American Express Co.	55,300
144	American Financial Group, Inc./OH	4,018
126	American International Group, Inc.*	4,458
27	American National Insurance Co.	2,816
105	AmeriCredit Corp.*	2,270
393	Ameriprise Financial, Inc.	15,637
911	Annaly Capital Management, Inc. (REIT)	15,451
463	AON Corp.	18,275
196	Apartment Investment & Management Co., Class A (REIT)	4,043
76	Arch Capital Group Ltd.*	5,588
12	Arthur J. Gallagher & Co.	296
129	Aspen Insurance Holdings Ltd.	3,259
289	Associated Banc-Corp	3,881
187	Assurant, Inc.	6,489
134	AvalonBay Communities, Inc. (REIT)	13,140
158	Axis Capital Holdings Ltd.	4,803
139	BancorpSouth, Inc.	2,695
16,639	Bank of America Corp.	261,898
80	Bank of Hawaii Corp.	3,842
1,590	Bank of New York Mellon Corp. (The)	43,248
1,149	BB&T Corp.	34,746
35	BlackRock, Inc.	5,876

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22	BOK Financial Corp.	$1,112
232	Boston Properties, Inc. (REIT)	17,790
215	Brandywine Realty Trust (REIT)	2,492
107	BRE Properties, Inc. (REIT)	4,372
52	Brown & Brown, Inc.	1,019
112	Camden Property Trust (REIT)	5,112
543	Capital One Financial Corp.	22,426
343	CapitalSource, Inc.	1,557
1,264	Chimera Investment Corp. (REIT)	4,980
555	Chubb Corp.	27,883
242	Cincinnati Financial Corp.	6,580
31,632	Citigroup, Inc.*	125,263
72	City National Corp./CA	4,153
105	CME Group, Inc.	33,248
24	CNA Financial Corp.*	626
295	Comerica, Inc.	11,240
69	Commerce Bancshares, Inc./MO	2,565
96	Corporate Office Properties Trust (REIT)	3,639
87	Cullen/Frost Bankers, Inc.	4,775
896	Discover Financial Services	12,051
203	Douglas Emmett, Inc. (REIT)	3,142
374	Duke Realty Corp. (REIT)	4,443
52	Endurance Specialty Holdings Ltd.	1,929
458	Equity Residential (REIT)	20,670
15	Erie Indemnity Co., Class A	688
49	Essex Property Trust, Inc. (REIT)	5,156
103	Everest Re Group Ltd.	7,486
86	Federal Realty Investment Trust (REIT)	6,338
10	Federated Investors, Inc., Class B	222
335	Fidelity National Financial, Inc., Class A	4,831
1,331	Fifth Third Bancorp	17,290
166	First American Corp.	5,649
10	First Citizens BancShares, Inc./NC, Class A	2,000
376	First Horizon National Corp.*	4,681
349	First Niagara Financial Group, Inc.	4,610
183	Forest City Enterprises, Inc., Class A*	2,427
139	Franklin Resources, Inc.	13,635
332	Fulton Financial Corp.	3,303
469	Genworth Financial, Inc., Class A*	7,312
790	Goldman Sachs Group, Inc. (The)	113,965
69	Hanover Insurance Group, Inc. (The)	3,002
742	Hartford Financial Services Group, Inc.	18,602
188	HCC Insurance Holdings, Inc.	4,713
300	HCP, Inc. (REIT)	9,558
100	Health Care REIT, Inc. (REIT)	4,308
204	Hospitality Properties Trust (REIT)	4,590
1,093	Host Hotels & Resorts, Inc. (REIT)	15,586
432	HRPT Properties Trust (REIT)*	2,899
348	Hudson City Bancorp, Inc.	4,388
1,195	Huntington Bancshares, Inc./OH	7,361
68	Interactive Brokers Group, Inc., Class A*	1,140
674	Invesco Ltd.	12,509
67	Investment Technology Group, Inc.*	1,130
40	Janus Capital Group, Inc.	426
47	Jefferies Group, Inc.	1,097
70	Jones Lang LaSalle, Inc.	5,223
6,647	JPMorgan Chase & Co.	263,088
1,470	KeyCorp	11,789
678	Kimco Realty Corp. (REIT)	9,695
268	Legg Mason, Inc.	7,965
199	Leucadia National Corp.*	4,362
187	Liberty Property Trust (REIT)	5,761
349	Lincoln National Corp.	9,235
548	Loews Corp.	17,815
127	M&T Bank Corp.	10,063
215	Macerich Co. (The) (REIT)	8,892
131	Mack-Cali Realty Corp. (REIT)	4,320
16	Markel Corp.*	5,529
809	Marsh & McLennan Cos., Inc.	17,644
878	Marshall & Ilsley Corp.	7,156
220	MBIA, Inc.*	1,639
45	Mercury General Corp.	1,944
965	MetLife, Inc.	39,073
1,746	Morgan Stanley	47,334
126	NASDAQ OMX Group, Inc. (The)*	2,342
50	Nationwide Health Properties, Inc. (REIT)	1,775
708	New York Community Bancorp, Inc.	11,363
323	NYSE Euronext	9,260
402	Old Republic International Corp.	5,572
39	OneBeacon Insurance Group Ltd., Class A	565
131	PartnerRe Ltd.	9,556
621	People’s United Financial, Inc.	8,675
75	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,424
175	Plum Creek Timber Co., Inc. (REIT)	6,129
865	PNC Financial Services Group, Inc.	54,279
1,070	Popular, Inc.*	3,242
1,023	Progressive Corp. (The)	20,041
792	ProLogis (REIT)	9,013
143	Protective Life Corp.	3,077
371	Prudential Financial, Inc.	21,410
164	Raymond James Financial, Inc.	4,636
72	Rayonier, Inc. (REIT)	3,231
175	Realty Income Corp. (REIT)	5,450
137	Regency Centers Corp. (REIT)	5,035
1,932	Regions Financial Corp.	14,741
112	Reinsurance Group of America, Inc.	5,261
98	RenaissanceRe Holdings Ltd.	5,298
212	Senior Housing Properties Trust (REIT)	4,418
232	Simon Property Group, Inc. (REIT)	19,727
129	SL Green Realty Corp. (REIT)	8,035
612	SLM Corp.*	6,799
82	StanCorp Financial Group, Inc.	3,509
386	State Street Corp.	14,734
6	Student Loan Corp. (The)	176
834	SunTrust Banks, Inc.	22,476
38	Symetra Financial Corp.	502
1,034	Synovus Financial Corp.	3,061
89	Taubman Centers, Inc. (REIT)	3,604
237	TCF Financial Corp.	3,825
123	TFS Financial Corp.	1,629
138	Torchmark Corp.	7,111
46	Transatlantic Holdings, Inc.	2,163
859	Travelers Cos., Inc. (The)	42,495
3,175	U.S. Bancorp	76,073
271	UDR, Inc. (REIT)	5,509
70	Unitrin, Inc.	1,868
554	Unum Group	12,797
128	Validus Holdings Ltd.	3,144
270	Valley National Bancorp	3,910
262	Ventas, Inc. (REIT)	12,301
257	Vornado Realty Trust (REIT)	19,964
151	W. R. Berkley Corp.	4,116
188	Washington Federal, Inc.	3,249

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
175	Weingarten Realty Investors (REIT)	$3,651
7,379	Wells Fargo & Co.	211,704
2	Wesco Financial Corp.	708
13	White Mountains Insurance Group Ltd.	4,248
162	Whitney Holding Corp./LA	1,920
153	Wilmington Trust Corp.	2,307
572	XL Capital Ltd., Class A	10,073
268	Zions Bancorp.	6,419
		2,389,047
	Health Care - 5.5%

587	Aetna, Inc.	17,117
59	AmerisourceBergen Corp.	1,845
1,623	Boston Scientific Corp.*	9,819
1,277	Bristol-Myers Squibb Co.	29,639
74	Brookdale Senior Living, Inc.*	1,302
602	Cardinal Health, Inc.	20,763
301	CareFusion Corp.*	7,651
37	Charles River Laboratories International, Inc.*	1,241
427	CIGNA Corp.	14,292
77	Community Health Systems, Inc.*	3,001
76	Cooper Cos., Inc. (The)	2,801
178	Coventry Health Care, Inc.*	3,685
807	Eli Lilly & Co.	26,462
12	Emdeon, Inc., Class A*	162
196	Endo Pharmaceuticals Holdings, Inc.*	4,104
505	Forest Laboratories, Inc.*	13,069
174	Health Net, Inc.*	4,289
63	Hill-Rom Holdings, Inc.	1,756
387	Hologic, Inc.*	5,766
180	Humana, Inc.*	8,289
73	Inverness Medical Innovations, Inc.*	2,541
1,042	Johnson & Johnson	60,749
66	Kinetic Concepts, Inc.*	2,732
415	King Pharmaceuticals, Inc.*	3,598
33	Life Technologies Corp.*	1,652
91	LifePoint Hospitals, Inc.*	3,230
22	Lincare Holdings, Inc.*	1,030
232	McKesson Corp.	16,240
52	Mednax, Inc.*	2,941
3,127	Merck & Co., Inc.	105,349
145	Mylan, Inc.*	2,819
115	Omnicare, Inc.	2,888
153	PerkinElmer, Inc.	3,472
13,487	Pfizer, Inc.	205,407
38	Teleflex, Inc.	2,131
258	Tenet Healthcare Corp.*	1,476
643	Thermo Fisher Scientific, Inc.*	33,475
1,990	UnitedHealth Group, Inc.	57,849
142	Universal Health Services, Inc., Class B	6,018
176	Watson Pharmaceuticals, Inc.*	7,772
672	WellPoint, Inc.*	34,474
339	Zimmer Holdings, Inc.*	18,960
		753,856
	Industrials - 7.2%

15	A123 Systems, Inc.*	136
155	AGCO Corp.*	4,459
69	Alexander & Baldwin, Inc.	2,221
19	Armstrong World Industries, Inc.*	712
153	Avery Dennison Corp.	5,229
81	BE Aerospace, Inc.*	2,197
1,115	Boeing Co. (The)	71,561
105	Bucyrus International, Inc.	5,624
75	Carlisle Cos., Inc.	2,917
503	Caterpillar, Inc.	30,562
180	Cintas Corp.	4,680
60	Con-way, Inc.	2,041
171	Corrections Corp. of America*	3,403
216	Covanta Holding Corp.*	3,333
40	Crane Co.	1,301
655	CSX Corp.	34,224
226	Cummins, Inc.	15,363
163	Danaher Corp.	12,939
532	Deere & Co.	30,686
91	Dover Corp.	4,085
277	Eaton Corp.	19,376
46	Equifax, Inc.	1,391
521	FedEx Corp.	43,498
87	Gardner Denver, Inc.	3,962
45	GATX Corp.	1,301
87	General Cable Corp.*	2,711
523	General Dynamics Corp.	35,512
17,716	General Electric Co.	289,657
55	Graco, Inc.	1,743
36	Harsco Corp.	980
313	Hertz Global Holdings, Inc.*	3,556
88	Hubbell, Inc., Class B	3,753
55	IDEX Corp.	1,680
751	Illinois Tool Works, Inc.	34,869
274	ITT Corp.	13,229
21	Joy Global, Inc.	1,071
93	Kansas City Southern*	3,550
17	KAR Auction Services, Inc.*	237
268	KBR, Inc.	5,891
136	Kennametal, Inc.	3,837
71	Kirby Corp.*	2,799
195	L-3 Communications Holdings, Inc.	16,113
71	Lincoln Electric Holdings, Inc.	3,962
218	Manitowoc Co., Inc. (The)	2,601
135	Manpower, Inc.	6,171
318	Masco Corp.	4,245
534	Norfolk Southern Corp.	30,150
446	Northrop Grumman Corp.	26,978
150	Oshkosh Corp.*	5,329
80	Owens Corning*	2,666
46	PACCAR, Inc.	1,886
269	Parker Hannifin Corp.	16,533
119	Pentair, Inc.	4,089
345	Pitney Bowes, Inc.	7,811
350	Quanta Services, Inc.*	7,255
255	R.R. Donnelley & Sons Co.	4,886
152	Raytheon Co.	7,966
368	Republic Services, Inc.	10,716
214	Rockwell Automation, Inc.	11,434
22	Roper Industries, Inc.	1,276
89	Ryder System, Inc.	4,000
26	Shaw Group, Inc. (The)*	887
70	Snap-On, Inc.	3,094
853	Southwest Airlines Co.	10,611
119	Spirit Aerosystems Holdings, Inc., Class A*	2,318
82	SPX Corp.	4,846
176	Terex Corp.*	3,830
452	Textron, Inc.	9,343
60	Thomas & Betts Corp.*	2,300
162	Timken Co.	4,664
131	Trinity Industries, Inc.	2,862
396	Union Pacific Corp.	28,286
115	United Technologies Corp.	7,749

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
122	URS Corp.*	$5,439
69	USG Corp.*	1,209
13	UTi Worldwide, Inc.	188
41	Verisk Analytics, Inc., Class A*	1,240
12	WABCO Holdings, Inc.*	365
36	Waste Connections, Inc.*	1,268
85	Waste Management, Inc.	2,763
34	WESCO International, Inc.*	1,272
		982,877
	Information Technology - 3.3%

391	Activision Blizzard, Inc.	4,203
442	Advanced Micro Devices, Inc.*	3,788
278	Amdocs Ltd.*	7,923
182	AOL, Inc.*	3,755
2,224	Applied Materials, Inc.	28,712
117	Arrow Electronics, Inc.*	3,192
754	Atmel Corp.*	3,849
123	Autodesk, Inc.*	3,599
168	Avnet, Inc.*	4,825
64	AVX Corp.	894
89	Broadridge Financial Solutions, Inc.	1,702
478	Brocade Communications Systems, Inc.*	2,605
150	CA, Inc.	3,037
135	Ciena Corp.*	2,102
157	CommScope, Inc.*	4,427
253	Computer Sciences Corp.*	12,647
380	Compuware Corp.*	3,112
142	Convergys Corp.*	1,551
380	Corning, Inc.	6,623
25	Cypress Semiconductor Corp.*	285
14	Diebold, Inc.	406
7	DST Systems, Inc.	268
1,435	eBay, Inc.*	30,723
63	EchoStar Corp., Class A*	1,325
3,018	EMC Corp.*	56,195
207	Fairchild Semiconductor International, Inc.*	2,070
210	Fidelity National Information Services, Inc.	5,779
48	Harris Corp.	2,252
904	Hewlett-Packard Co.	41,593
79	IAC/InterActiveCorp*	1,853
271	Ingram Micro, Inc., Class A*	4,596
218	Integrated Device Technology, Inc.*	1,273
3,579	Intel Corp.	76,662
67	International Rectifier Corp.*	1,404
103	Intersil Corp., Class A	1,371
5	Itron, Inc.*	333
158	Jabil Circuit, Inc.	2,163
169	JDS Uniphase Corp.*	1,944
284	KLA-Tencor Corp.	8,739
131	Lexmark International, Inc., Class A*	4,919
1,086	LSI Corp.*	5,788
86	Marvell Technology Group Ltd.*	1,632
82	Maxim Integrated Products, Inc.	1,456
27	Microchip Technology, Inc.	752
1,167	Micron Technology, Inc.*	10,608
201	Molex, Inc.	4,257
88	Monster Worldwide, Inc.*	1,302
3,590	Motorola, Inc.*	24,592
314	Novell, Inc.*	1,831
65	Novellus Systems, Inc.*	1,678
35	Nuance Communications, Inc.*	596
373	PMC-Sierra, Inc.*	3,021
52	Rovi Corp.*	1,942
172	SAIC, Inc.*	2,957
197	SanDisk Corp.*	9,184
81	Seagate Technology*	1,244
90	Synopsys, Inc.*	1,928
84	Tech Data Corp.*	3,415
662	Tellabs, Inc.	5,958
53	Teradata Corp.*	1,693
76	Total System Services, Inc.	1,110
246	Vishay Intertechnology, Inc.*	2,226
37	Western Digital Corp.*	1,288
1,743	Xerox Corp.	16,227
129	Yahoo!, Inc.*	1,979
9	Zebra Technologies Corp., Class A*	248
		457,611
	Materials - 2.7%

230	Air Products & Chemicals, Inc.	15,884
136	Airgas, Inc.	8,496
183	AK Steel Holding Corp.	2,738
144	Albemarle Corp.	6,201
875	Alcoa, Inc.	10,185
164	Allegheny Technologies, Inc.	8,968
113	Aptargroup, Inc.	4,504
121	Ashland, Inc.	6,487
55	Ball Corp.	2,709
181	Bemis Co., Inc.	5,191
109	Cabot Corp.	3,053
74	Carpenter Technology Corp.	2,879
23	CF Industries Holdings, Inc.	1,578
198	Cliffs Natural Resources, Inc.	11,060
188	Commercial Metals Co.	2,927
25	Compass Minerals International, Inc.	1,896
79	Cytec Industries, Inc.	3,376
1,861	Dow Chemical Co. (The)	50,080
1,011	E.I. du Pont de Nemours & Co.	36,568
122	Eastman Chemical Co.	7,368
18	FMC Corp.	1,090
284	Freeport-McMoRan Copper & Gold, Inc.	19,894
56	Greif, Inc., Class A	3,069
271	Huntsman Corp.	2,705
7	International Flavors & Fragrances, Inc.	311
723	International Paper Co.	16,795
5	Intrepid Potash, Inc.*	123
14	Lubrizol Corp.	1,240
46	Martin Marietta Materials, Inc.	4,289
286	MeadWestvaco Corp.	6,835
526	Nucor Corp.	22,644
52	Owens-Illinois, Inc.*	1,577
154	Packaging Corp. of America	3,410
40	Pactiv Corp.*	1,143
275	PPG Industries, Inc.	17,619
105	Reliance Steel & Aluminum Co.	4,821
52	Royal Gold, Inc.	2,607
102	RPM International, Inc.	2,021
8	Schnitzer Steel Industries, Inc., Class A	400
265	Sealed Air Corp.	5,523
167	Sonoco Products Co.	5,162
78	Southern Copper Corp.	2,299
360	Steel Dynamics, Inc.	5,281
178	Temple-Inland, Inc.	3,761
142	Titanium Metals Corp.*	2,509
240	United States Steel Corp.	11,330
7	Valhi, Inc.	126
168	Valspar Corp.	5,270

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
209	Vulcan Materials Co.	$10,550
354	Weyerhaeuser Co.	15,073
		371,625
	Telecommunication Services - 3.4%

9,871	AT&T, Inc.	239,865
496	CenturyTel, Inc.	17,028
108	Clearwire Corp., Class A*	879
312	Crown Castle International Corp.*	11,553
295	Frontier Communications Corp.	2,345
23	Leap Wireless International, Inc.*	376
2,723	Level 3 Communications, Inc.*	3,649
263	NII Holdings, Inc.*	9,592
2,463	Qwest Communications International, Inc.	12,906
4,766	Sprint Nextel Corp.*	24,450
144	Telephone & Data Systems, Inc.	4,735
26	United States Cellular Corp.*	1,079
4,752	Verizon Communications, Inc.	130,775
445	Windstream Corp.	4,748
		463,980
	Utilities - 4.4%

216	AES Corp. (The)*	2,218
129	AGL Resources, Inc.	4,708
110	Allegheny Energy, Inc.	2,251
185	Alliant Energy Corp.	5,946
395	Ameren Corp.	9,741
798	American Electric Power Co., Inc.	25,504
100	American Water Works Co., Inc.	2,034
227	Aqua America, Inc.	3,961
154	Atmos Energy Corp.	4,176
257	Calpine Corp.*	3,521
104	CenterPoint Energy, Inc.	1,416
379	CMS Energy Corp.	5,564
459	Consolidated Edison, Inc.	19,549
48	Constellation Energy Group, Inc.	1,698
987	Dominion Resources, Inc.	38,454
169	DPL, Inc.	4,232
274	DTE Energy Co.	12,470
2,153	Duke Energy Corp.	34,362
167	Dynegy, Inc.*	871
545	Edison International	17,636
120	Energen Corp.	5,312
328	Entergy Corp.	24,623
1,006	Exelon Corp.	38,832
510	FirstEnergy Corp.	17,957
597	FPL Group, Inc.	29,808
226	Great Plains Energy, Inc.	3,966
153	Hawaiian Electric Industries, Inc.	3,360
100	Integrys Energy Group, Inc.	4,522
308	MDU Resources Group, Inc.	5,760
241	Mirant Corp.*	2,993
118	National Fuel Gas Co.	5,735
459	NiSource, Inc.	6,867
293	Northeast Utilities	7,603
444	NRG Energy, Inc.*	10,367
179	NSTAR	6,285
225	NV Energy, Inc.	2,653
161	OGE Energy Corp.	5,867
176	Oneok, Inc.	7,827
368	Pepco Holdings, Inc.	5,936
616	PG&E Corp.	25,564
181	Pinnacle West Capital Corp.	6,355
467	Progress Energy, Inc.	18,022
847	Public Service Enterprise Group, Inc.	25,944
291	Questar Corp.	13,054
586	RRI Energy, Inc.*	2,590
204	SCANA Corp.	7,403
409	Sempra Energy	18,814
1,380	Southern Co.	45,126
356	TECO Energy, Inc.	5,536
181	UGI Corp.	4,731
136	Vectren Corp.	3,135
182	Westar Energy, Inc.	4,004
196	Wisconsin Energy Corp.	9,604
762	Xcel Energy, Inc.	15,613
		602,080
	Total Common Stocks (Cost $8,730,655)	9,115,609

Principal Amount
	U.S. Government & Agency Security (a) - 5.9%
$803,958	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $803,958)	803,958

	Repurchase Agreements (a) - 41.2%
341,415	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $341,422(b)	341,415
137,377	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $137,380(c)	137,377
183,684	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $183,688(d)	183,684
678,772	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $678,800(e)	678,772
678,772	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $678,801(f)	678,772
1,371,746	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,371,775(g)	1,371,746
905,029	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $905,068(h)	905,029
412,132	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $412,141(i)	412,132
682,829	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $682,844(j)	682,829

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$228,578	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $228,583(k)	$228,578
	Total Repurchase Agreements (Cost $5,620,334)	5,620,334
	Total Investment Securities (Cost $15,154,947) — 113.8%	15,539,901
	Liabilities in excess of other assets — (13.8%)	(1,879,780)
	Net Assets — 100.0%	$13,660,121

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $8,618,875.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $348,243. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $140,125. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $187,358. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $692,351. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $692,349. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,399,183. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $923,132. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $420,375. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $696,487. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $233,150. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$897,790
Aggregate gross unrealized depreciation	(1,045,393)
Net unrealized depreciation	$(147,603)
Federal income tax cost of investments	$15,687,504

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	$3,629,539	$(353,078)

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	1,666,332	(163,945)

Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	10,269,783	(1,159,003)

Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	2,644,008	(181,501)

		$(1,857,527)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) - 56.6%
	Consumer Discretionary - 6.5%

102	Aaron’s, Inc.	$2,038
62	Abercrombie & Fitch Co., Class A	2,221
125	Advance Auto Parts, Inc.	6,470
134	Aeropostale, Inc.*	3,713
469	Amazon.com, Inc.*	58,841
243	American Eagle Outfitters, Inc.	3,183
178	Apollo Group, Inc., Class A*	9,462
10	AutoNation, Inc.*	200
43	AutoZone, Inc.*	8,208
11	Barnes & Noble, Inc.	223
372	Bed Bath & Beyond, Inc.*	16,692
480	Best Buy Co., Inc.	20,280
13	Big Lots, Inc.*	459
154	BorgWarner, Inc.*	5,738
146	Brinker International, Inc.	2,596
152	Burger King Holdings, Inc.	2,890
91	Career Education Corp.*	2,548
223	CarMax, Inc.*	4,846
284	Carnival Corp.	10,289
237	Chico’s FAS, Inc.	2,899
45	Chipotle Mexican Grill, Inc.*	6,403
11	Choice Hotels International, Inc.	366
453	Coach, Inc.	18,623
307	Comcast Corp., Class A	5,554
48	CTC Media, Inc.	702
195	Darden Restaurants, Inc.	8,365
89	DeVry, Inc.	5,117
122	Dick’s Sporting Goods, Inc.*	3,478
618	DIRECTV, Class A*	23,292
373	Discovery Communications, Inc., Class C*	11,839
33	Dollar General Corp.*	998
121	Dollar Tree, Inc.*	7,573
21	Education Management Corp.*	444
238	Expedia, Inc.	5,131
200	Family Dollar Stores, Inc.	8,148
9	Federal Mogul Corp.*	155
98	Foot Locker, Inc.	1,461
192	GameStop Corp., Class A*	4,376
608	Gap, Inc. (The)	13,254
131	Garmin Ltd.	4,399
196	Gentex Corp.	3,857
345	Goodyear Tire & Rubber Co. (The)*	4,106
83	Guess?, Inc.	3,153
484	H&R Block, Inc.	7,783
135	Hanesbrands, Inc.*	3,683
55	Harman International Industries, Inc.*	1,777
106	Hasbro, Inc.	4,256
34	Hillenbrand, Inc.	826
162	Home Depot, Inc.	5,485
39	Hyatt Hotels Corp., Class A*	1,578
24	Interactive Data Corp.	781
351	International Game Technology	6,869
51	ITT Educational Services, Inc.*	5,148
59	John Wiley & Sons, Inc., Class A	2,336
526	Johnson Controls, Inc.	15,007
8	KB Home	116
407	Kohl’s Corp.*	20,655
323	Las Vegas Sands Corp.*	7,584
132	Leggett & Platt, Inc.	3,073
254	Limited Brands, Inc.	6,314
200	LKQ Corp.*	3,684
662	Lowe’s Cos., Inc.	16,384
201	Marriott International, Inc., Class A	6,723
397	Mattel, Inc.	8,599
1,573	McDonald’s Corp.	105,187
448	McGraw-Hill Cos., Inc. (The)	12,454
20	MDC Holdings, Inc.	628
129	MGM Mirage*	1,607
28	Morningstar, Inc.*	1,366
57	NetFlix, Inc.*	6,336
10	New York Times Co. (The), Class A*	93
64	Newell Rubbermaid, Inc.	1,066
515	NIKE, Inc., Class B	37,276
235	Nordstrom, Inc.	9,330
2	NVR, Inc.*	1,371
71	Office Depot, Inc.*	412
443	Omnicom Group, Inc.	16,812
193	O’Reilly Automotive, Inc.*	9,847
39	Panera Bread Co., Class A*	3,152
20	Penske Automotive Group, Inc.*	261
169	PetSmart, Inc.	5,367
61	Phillips-Van Heusen Corp.	3,339
74	Polo Ralph Lauren Corp.	6,428
68	priceline.com, Inc.*	12,999
51	PulteGroup, Inc.*	568
23	RadioShack Corp.	470
59	Regal Entertainment Group, Class A	899
181	Ross Stores, Inc.	9,484
58	Royal Caribbean Cruises Ltd.*	1,682
91	Scientific Games Corp., Class A*	930
74	Scripps Networks Interactive, Inc., Class A	3,343
113	Sherwin-Williams Co. (The)	8,659
1,020	Staples, Inc.	21,950
1,049	Starbucks Corp.	27,159
43	Starwood Hotels & Resorts Worldwide, Inc.	1,989
20	Strayer Education, Inc.	4,800
1,072	Target Corp.	58,456
24	Thor Industries, Inc.	700
162	Tiffany & Co.	7,360
589	TJX Cos., Inc.	26,776
20	TRW Automotive Holdings Corp.*	602
183	Urban Outfitters, Inc.*	6,643
28	VF Corp.	2,166
6	Warner Music Group Corp.*	36
5	Weight Watchers International, Inc.	137
198	Wendy’s/Arby’s Group, Inc., Class A	893
54	Williams-Sonoma, Inc.	1,614
75	WMS Industries, Inc.*	3,475
112	Wyndham Worldwide Corp.	2,643
658	Yum! Brands, Inc.	26,945
		888,961
	Consumer Staples - 8.9%

103	Alberto-Culver Co.	2,835
2,948	Altria Group, Inc.	59,815
513	Archer-Daniels-Midland Co.	12,963
609	Avon Products, Inc.	16,132
14	BJ’s Wholesale Club, Inc.*	561
107	Brown-Forman Corp., Class B	5,934
191	Campbell Soup Co.	6,840
100	Church & Dwight Co., Inc.	6,581
176	Clorox Co.	11,056
2,594	Coca-Cola Co. (The)	133,332
374	Coca-Cola Enterprises, Inc.	9,761
712	Colgate-Palmolive Co.	55,600
619	Costco Wholesale Corp.	36,057
592	CVS Caremark Corp.	20,501

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
257	Dean Foods Co.*	$2,737
83	Energizer Holdings, Inc.*	4,664
158	Estee Lauder Cos., Inc. (The), Class A	9,207
91	Flowers Foods, Inc.	2,249
193	General Mills, Inc.	13,747
148	Green Mountain Coffee Roasters, Inc.*	3,500
363	H. J. Heinz Co.	16,037
98	Hansen Natural Corp.*	3,827
88	Herbalife Ltd.	3,973
128	Hershey Co. (The)	5,990
10	Hormel Foods Corp.	398
363	Kellogg Co.	19,395
514	Kimberly-Clark Corp.	31,200
365	Kraft Foods, Inc., Class A	10,439
784	Kroger Co. (The)	15,782
196	Lorillard, Inc.	14,012
186	McCormick & Co., Inc. (Non-Voting)	7,174
146	Mead Johnson Nutrition Co.	7,201
10	Molson Coors Brewing Co., Class B	410
53	NBTY, Inc.*	1,815
2,304	PepsiCo, Inc.	144,899
2,640	Philip Morris International, Inc.	116,477
2,722	Procter & Gamble Co. (The)	166,287
246	Sara Lee Corp.	3,486
15	Smithfield Foods, Inc.*	259
841	Sysco Corp.	25,070
1,414	Walgreen Co.	45,305
3,152	Wal-Mart Stores, Inc.	159,365
159	Whole Foods Market, Inc.*	6,428
		1,219,301
	Energy - 2.1%

171	Alpha Natural Resources, Inc.*	6,561
68	Atwood Oceanics, Inc.*	1,846
316	Cameron International Corp.*	11,439
36	Cobalt International Energy, Inc.*	252
5	Comstock Resources, Inc.*	149
322	CONSOL Energy, Inc.	11,747
21	Continental Resources, Inc.*	990
98	Diamond Offshore Drilling, Inc.	6,184
118	Dresser-Rand Group, Inc.*	3,756
278	El Paso Corp.	3,153
175	EXCO Resources, Inc.	3,019
41	Exterran Holdings, Inc.*	1,046
1,795	Exxon Mobil Corp.	108,526
176	FMC Technologies, Inc.*	10,234
58	Forest Oil Corp.*	1,545
117	Frontier Oil Corp.	1,627
47	Helmerich & Payne, Inc.	1,771
65	Holly Corp.	1,684
130	Mariner Energy, Inc.*	2,779
117	Massey Energy Co.	3,875
78	Oceaneering International, Inc.*	3,609
32	Patterson-UTI Energy, Inc.	449
381	Peabody Energy Corp.	14,844
429	Petrohawk Energy Corp.*	8,250
107	Plains Exploration & Production Co.*	2,365
116	Pride International, Inc.*	2,873
167	Quicksilver Resources, Inc.*	2,039
33	Range Resources Corp.	1,483
28	Rowan Cos., Inc.*	693
774	Schlumberger Ltd.	43,460
8	Seahawk Drilling, Inc.*	97
210	Smith International, Inc.	7,888
490	Southwestern Energy Co.*	18,429
22	St. Mary Land & Exploration Co.	951
26	Teekay Corp.	656
80	Tesoro Corp.	936
		291,205
	Financials - 2.9%

64	Affiliated Managers Group, Inc.*	4,586
666	Aflac, Inc.	29,504
13	Alexandria Real Estate Equities, Inc. (REIT)	853
265	American Express Co.	10,566
65	American International Group, Inc.*	2,300
39	AmeriCredit Corp.*	843
29	Ameriprise Financial, Inc.	1,154
132	Arthur J. Gallagher & Co.	3,259
53	Axis Capital Holdings Ltd.	1,611
349	Bank of New York Mellon Corp. (The)	9,493
15	BlackRock, Inc.	2,518
10	BOK Financial Corp.	505
122	Brown & Brown, Inc.	2,391
182	Capital One Financial Corp.	7,517
57	CapitalSource, Inc.	259
29	Capitol Federal Financial	928
379	CB Richard Ellis Group, Inc., Class A*	6,000
1,354	Charles Schwab Corp. (The)	22,124
5	CME Group, Inc.	1,583
18	CNA Financial Corp.*	469
31	Commerce Bancshares, Inc./MO	1,152
109	Digital Realty Trust, Inc. (REIT)	6,203
166	Eaton Vance Corp.	4,962
23	Endurance Specialty Holdings Ltd.	853
29	Erie Indemnity Co., Class A	1,330
11	Federal Realty Investment Trust (REIT)	811
117	Federated Investors, Inc., Class B	2,599
49	Fidelity National Financial, Inc., Class A	707
97	Franklin Resources, Inc.	9,515
297	Genworth Financial, Inc., Class A*	4,630
271	GLG Partners, Inc.*	1,154
44	Goldman Sachs Group, Inc. (The)	6,347
29	Greenhill & Co., Inc.	2,009
5	Hanover Insurance Group, Inc. (The)	218
162	HCP, Inc. (REIT)	5,161
86	Health Care REIT, Inc. (REIT)	3,705
370	Hudson City Bancorp, Inc.	4,666
104	IntercontinentalExchange, Inc.*	12,078
50	Invesco Ltd.	928
5	Investment Technology Group, Inc.*	84
226	Janus Capital Group, Inc.	2,409
125	Jefferies Group, Inc.	2,916
109	Lazard Ltd., Class A	3,438
97	Leucadia National Corp.*	2,126
133	Lincoln National Corp.	3,519
56	Marsh & McLennan Cos., Inc.	1,221
267	Moody’s Corp.	5,474
450	Morgan Stanley	12,199
143	MSCI, Inc., Class A*	4,240
86	NASDAQ OMX Group, Inc. (The)*	1,599
128	Nationwide Health Properties, Inc. (REIT)	4,543
344	Northern Trust Corp.	17,479
95	NYSE Euronext	2,724

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9	Piedmont Office Realty Trust, Inc., Class A (REIT)	$171
83	Plum Creek Timber Co., Inc. (REIT)	2,907
443	Principal Financial Group, Inc.	12,045
99	Progressive Corp. (The)	1,939
341	Prudential Financial, Inc.	19,679
192	Public Storage (REIT)	17,796
51	Rayonier, Inc. (REIT)	2,289
8	Reinsurance Group of America, Inc.	376
173	SEI Investments Co.	3,649
146	Simon Property Group, Inc. (REIT)	12,414
145	SLM Corp.*	1,611
132	St. Joe Co. (The)*	3,650
375	State Street Corp.	14,314
1	Student Loan Corp. (The)	29
18	Symetra Financial Corp.	238
364	T. Rowe Price Group, Inc.	18,025
373	TD Ameritrade Holding Corp.*	6,613
14	TFS Financial Corp.	185
18	Validus Holdings Ltd.	442
63	W. R. Berkley Corp.	1,717
123	Waddell & Reed Financial, Inc., Class A	3,298
1,092	Wells Fargo & Co.	31,329
		396,178
	Health Care - 8.7%

2,203	Abbott Laboratories	104,775
10	Abraxis Bioscience, Inc.*	444
137	Aetna, Inc.	3,995
125	Alexion Pharmaceuticals, Inc.*	6,254
434	Allergan, Inc.	26,122
89	Allscripts-Misys Healthcare Solutions, Inc.*	1,674
356	AmerisourceBergen Corp.	11,136
1,366	Amgen, Inc.*	70,731
201	Amylin Pharmaceuticals, Inc.*	3,321
863	Baxter International, Inc.	36,444
98	Beckman Coulter, Inc.	5,629
342	Becton, Dickinson and Co.	24,385
384	Biogen Idec, Inc.*	18,213
143	BioMarin Pharmaceutical, Inc.*	2,791
27	Bio-Rad Laboratories, Inc., Class A*	2,526
765	Boston Scientific Corp.*	4,628
1,352	Bristol-Myers Squibb Co.	31,380
142	C.R. Bard, Inc.	11,498
656	Celgene Corp.*	34,611
105	Cephalon, Inc.*	6,180
96	Cerner Corp.*	8,036
63	Charles River Laboratories International, Inc.*	2,113
25	CIGNA Corp.	837
66	Community Health Systems, Inc.*	2,573
91	Covance, Inc.*	4,801
60	Coventry Health Care, Inc.*	1,242
147	DaVita, Inc.*	9,324
190	Dendreon Corp.*	8,246
212	DENTSPLY International, Inc.	6,875
160	Edwards Lifesciences Corp.*	8,085
757	Eli Lilly & Co.	24,822
30	Emdeon, Inc., Class A*	406
391	Express Scripts, Inc.*	39,335
70	Gen-Probe, Inc.*	3,077
385	Genzyme Corp.*	18,730
1,292	Gilead Sciences, Inc.*	46,409
352	Health Management Associates, Inc., Class A*	3,274
129	Henry Schein, Inc.*	7,277
36	Hill-Rom Holdings, Inc.	1,004
36	Hologic, Inc.*	536
229	Hospira, Inc.*	11,922
89	Humana, Inc.*	4,098
84	IDEXX Laboratories, Inc.*	5,312
175	Illumina, Inc.*	7,357
54	Intuitive Surgical, Inc.*	17,430
53	Inverness Medical Innovations, Inc.*	1,845
3,041	Johnson & Johnson	177,290
31	Kinetic Concepts, Inc.*	1,283
154	Laboratory Corp. of America Holdings*	11,644
221	Life Technologies Corp.*	11,063
79	Lincare Holdings, Inc.*	3,699
190	McKesson Corp.	13,300
651	Medco Health Solutions, Inc.*	37,530
21	Mednax, Inc.*	1,188
1,596	Medtronic, Inc.	62,531
1,683	Merck & Co., Inc.	56,700
48	Mettler-Toledo International, Inc.*	5,497
79	Millipore Corp.*	8,391
311	Mylan, Inc.*	6,046
136	Myriad Genetics, Inc.*	2,482
71	Omnicare, Inc.	1,783
83	OSI Pharmaceuticals, Inc.*	4,763
143	Patterson Cos., Inc.	4,249
36	PerkinElmer, Inc.	817
114	Perrigo Co.	6,773
150	Pharmaceutical Product Development, Inc.	4,026
221	Quest Diagnostics, Inc.	11,658
107	ResMed, Inc.*	6,729
464	St. Jude Medical, Inc.*	17,326
482	Stryker Corp.	25,560
71	Talecris Biotherapeutics Holdings Corp.*	1,177
53	Techne Corp.	3,209
24	Teleflex, Inc.	1,346
465	Tenet Healthcare Corp.*	2,660
48	Thermo Fisher Scientific, Inc.*	2,499
70	United Therapeutics Corp.*	3,585
10	Universal Health Services, Inc., Class B	424
92	Valeant Pharmaceuticals International*	4,276
179	Varian Medical Systems, Inc.*	8,966
121	VCA Antech, Inc.*	3,153
276	Vertex Pharmaceuticals, Inc.*	9,547
137	Waters Corp.*	9,376
44	WellPoint, Inc.*	2,257
		1,186,506
	Industrials - 6.2%

990	3M Co.	78,517
27	A123 Systems, Inc.*	246
142	Aecom Technology Corp.*	3,604
47	Alliant Techsystems, Inc.*	3,233
153	AMETEK, Inc.	6,212
474	AMR Corp.*	3,636
13	Armstrong World Industries, Inc.*	487
30	Avery Dennison Corp.	1,025
66	BE Aerospace, Inc.*	1,790
85	Boeing Co. (The)	5,455
68	Brink’s Co. (The)	1,542
26	Bucyrus International, Inc.	1,393
242	C.H. Robinson Worldwide, Inc.	14,063

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
24	Carlisle Cos., Inc.	$933
429	Caterpillar, Inc.	26,066
34	Cintas Corp.	884
197	Continental Airlines, Inc., Class B*	4,157
25	Con-way, Inc.	850
43	Copa Holdings S.A., Class A	2,193
95	Copart, Inc.*	3,410
19	Corrections Corp. of America*	378
36	Crane Co.	1,171
95	Cummins, Inc.	6,458
229	Danaher Corp.	18,178
149	Deere & Co.	8,594
1,100	Delta Air Lines, Inc.*	14,938
110	Donaldson Co., Inc.	4,746
188	Dover Corp.	8,439
72	Dun & Bradstreet Corp.	5,255
1,071	Emerson Electric Co.	49,737
141	Equifax, Inc.	4,265
303	Expeditors International of Washington, Inc.	11,572
188	Fastenal Co.	9,483
73	First Solar, Inc.*	8,202
80	Flowserve Corp.	7,608
256	Fluor Corp.	12,012
66	FTI Consulting, Inc.*	2,822
29	GATX Corp.	838
47	General Dynamics Corp.	3,191
177	Goodrich Corp.	12,284
39	Graco, Inc.	1,236
84	Harsco Corp.	2,286
1,061	Honeywell International, Inc.	45,379
10	Hubbell, Inc., Class B	426
68	IDEX Corp.	2,077
68	IHS, Inc., Class A*	3,520
257	Iron Mountain, Inc.	6,302
26	ITT Corp.	1,255
125	J.B. Hunt Transport Services, Inc.	4,316
176	Jacobs Engineering Group, Inc.*	7,350
128	Joy Global, Inc.	6,528
66	Kansas City Southern*	2,519
25	KAR Auction Services, Inc.*	349
16	Kirby Corp.*	631
73	Landstar System, Inc.	3,062
66	Lennox International, Inc.	2,953
430	Lockheed Martin Corp.	34,366
241	Masco Corp.	3,217
326	McDermott International, Inc.*	7,231
61	MSC Industrial Direct Co., Class A	3,156
89	Navistar International Corp.*	4,822
68	Norfolk Southern Corp.	3,839
51	Northrop Grumman Corp.	3,085
53	Owens Corning*	1,766
479	PACCAR, Inc.	19,639
168	Pall Corp.	5,720
39	Pentair, Inc.	1,340
200	Precision Castparts Corp.	23,340
75	R.R. Donnelley & Sons Co.	1,437
433	Raytheon Co.	22,694
146	Republic Services, Inc.	4,252
218	Robert Half International, Inc.	5,513
20	Rockwell Automation, Inc.	1,069
226	Rockwell Collins, Inc.	13,185
111	Roper Industries, Inc.	6,440
97	Shaw Group, Inc. (The)*	3,309
23	Snap-On, Inc.	1,017
330	Southwest Airlines Co.	4,105
48	Spirit Aerosystems Holdings, Inc., Class A*	935
121	Stericycle, Inc.*	7,093
138	SunPower Corp., Class A*	1,826
24	Thomas & Betts Corp.*	920
48	Toro Co. (The)	2,568
57	TransDigm Group, Inc.	3,007
382	Union Pacific Corp.	27,286
986	United Parcel Service, Inc., Class B	61,881
1,095	United Technologies Corp.	73,781
15	URS Corp.*	669
132	UTi Worldwide, Inc.	1,907
30	Valmont Industries, Inc.	2,377
105	Verisk Analytics, Inc., Class A*	3,176
88	W.W. Grainger, Inc.	8,954
81	WABCO Holdings, Inc.*	2,462
84	Waste Connections, Inc.*	2,958
629	Waste Management, Inc.	20,449
32	WESCO International, Inc.*	1,197
68	Westinghouse Air Brake Technologies Corp.	2,948
		840,992
	Information Technology - 18.4%

463	Activision Blizzard, Inc.	4,977
747	Adobe Systems, Inc.*	23,964
420	Advanced Micro Devices, Inc.*	3,599
489	Agilent Technologies, Inc.*	15,824
246	Akamai Technologies, Inc.*	9,771
76	Alliance Data Systems Corp.*	5,370
418	Altera Corp.	9,852
39	Amdocs Ltd.*	1,111
244	Amphenol Corp., Class A	10,346
415	Analog Devices, Inc.	12,106
125	ANSYS, Inc.*	5,466
1,272	Apple, Inc.*	327,108
71	Arrow Electronics, Inc.*	1,937
220	Autodesk, Inc.*	6,437
715	Automatic Data Processing, Inc.	29,229
72	Avnet, Inc.*	2,068
15	AVX Corp.	210
264	BMC Software, Inc.*	9,771
700	Broadcom Corp., Class A	24,164
124	Broadridge Financial Solutions, Inc.	2,371
221	Brocade Communications Systems, Inc.*	1,204
432	CA, Inc.	8,748
376	Cadence Design Systems, Inc.*	2,519
14	Ciena Corp.*	218
8,223	Cisco Systems, Inc.*	190,445
258	Citrix Systems, Inc.*	11,251
416	Cognizant Technology Solutions Corp., Class A*	20,817
18	Convergys Corp.*	197
1,892	Corning, Inc.	32,978
147	Cree, Inc.*	9,756
212	Cypress Semiconductor Corp.*	2,415
2,442	Dell, Inc.*	32,552
83	Diebold, Inc.	2,405
75	Dolby Laboratories, Inc., Class A*	4,951
45	DST Systems, Inc.	1,724
371	eBay, Inc.*	7,943
460	Electronic Arts, Inc.*	7,595
298	EMC Corp.*	5,549
59	Equinix, Inc.*	5,429
112	F5 Networks, Inc.*	7,877
59	Factset Research Systems, Inc.	4,015

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
290	Fidelity National Information Services, Inc.	$7,981
222	Fiserv, Inc.*	10,556
214	FLIR Systems, Inc.*	6,097
89	Genpact Ltd.*	1,503
115	Global Payments, Inc.	4,852
341	Google, Inc., Class A*	165,446
148	Harris Corp.	6,943
119	Hewitt Associates, Inc., Class A*	4,433
2,639	Hewlett-Packard Co.	121,420
53	IAC/InterActiveCorp*	1,243
50	Integrated Device Technology, Inc.*	292
4,913	Intel Corp.	105,236
1,884	International Business Machines Corp.	235,990
45	International Rectifier Corp.*	943
87	Intersil Corp., Class A	1,158
461	Intuit, Inc.*	16,476
52	Itron, Inc.*	3,466
133	Jabil Circuit, Inc.	1,821
157	JDS Uniphase Corp.*	1,805
746	Juniper Networks, Inc.*	19,859
180	Lam Research Corp.*	6,815
136	Lender Processing Services, Inc.	4,616
317	Linear Technology Corp.	8,863
661	Marvell Technology Group Ltd.*	12,546
121	Mastercard, Inc., Class A	24,414
365	Maxim Integrated Products, Inc.	6,482
222	McAfee, Inc.*	7,060
319	MEMC Electronic Materials, Inc.*	3,621
238	Microchip Technology, Inc.	6,628
212	Micron Technology, Inc.*	1,927
115	MICROS Systems, Inc.*	3,933
10,988	Microsoft Corp.	283,490
16	Molex, Inc.	339
105	Monster Worldwide, Inc.*	1,553
209	Motorola, Inc.*	1,432
81	National Instruments Corp.	2,607
327	National Semiconductor Corp.	4,594
226	NCR Corp.*	3,001
474	NetApp, Inc.*	17,860
103	NeuStar, Inc., Class A*	2,203
223	Novell, Inc.*	1,300
84	Novellus Systems, Inc.*	2,169
297	Nuance Communications, Inc.*	5,059
779	NVIDIA Corp.*	10,236
599	ON Semiconductor Corp.*	4,379
5,449	Oracle Corp.	122,984
459	Paychex, Inc.	13,100
159	QLogic Corp.*	2,881
2,360	QUALCOMM, Inc.	83,922
149	Rambus, Inc.*	3,493
269	Red Hat, Inc.*	7,884
100	Rovi Corp.*	3,734
418	SAIC, Inc.*	7,185
154	Salesforce.com, Inc.*	13,326
156	SanDisk Corp.*	7,273
631	Seagate Technology*	9,692
64	Silicon Laboratories, Inc.*	2,907
43	Sohu.com, Inc.*	1,901
119	Sybase, Inc.*	7,655
1,170	Symantec Corp.*	16,579
129	Synopsys, Inc.*	2,763
201	Teradata Corp.*	6,420
247	Teradyne, Inc.*	2,712
1,816	Texas Instruments, Inc.	44,347
166	Total System Services, Inc.	2,424
170	Trimble Navigation Ltd.*	4,884
104	Varian Semiconductor Equipment Associates, Inc.*	3,233
260	VeriSign, Inc.*	7,257
641	Visa, Inc., Class A	46,447
57	Vishay Intertechnology, Inc.*	516
73	VMware, Inc., Class A*	4,833
77	WebMD Health Corp.*	3,506
286	Western Digital Corp.*	9,956
1,000	Western Union Co. (The)	15,960
388	Xerox Corp.	3,612
391	Xilinx, Inc.	9,560
1,583	Yahoo!, Inc.*	24,283
77	Zebra Technologies Corp., Class A*	2,117
		2,510,262
	Materials - 2.1%

103	Air Products & Chemicals, Inc.	7,113
8	Albemarle Corp.	344
643	Alcoa, Inc.	7,485
8	Ashland, Inc.	429
87	Ball Corp.	4,285
223	Celanese Corp., Class A	6,393
82	CF Industries Holdings, Inc.	5,624
18	Cliffs Natural Resources, Inc.	1,005
25	Compass Minerals International, Inc.	1,896
228	Crown Holdings, Inc.*	5,360
426	E.I. du Pont de Nemours & Co.	15,408
62	Eagle Materials, Inc.	1,902
337	Ecolab, Inc.	15,917
88	FMC Corp.	5,328
374	Freeport-McMoRan Copper & Gold, Inc.	26,199
106	International Flavors & Fragrances, Inc.	4,717
55	Intrepid Potash, Inc.*	1,356
84	Lubrizol Corp.	7,440
24	Martin Marietta Materials, Inc.	2,238
778	Monsanto Co.	39,577
226	Mosaic Co. (The)	10,434
197	Nalco Holding Co.	4,464
682	Newmont Mining Corp.	36,705
196	Owens-Illinois, Inc.*	5,945
14	Packaging Corp. of America	310
154	Pactiv Corp.*	4,401
438	Praxair, Inc.	33,989
15	Royal Gold, Inc.	752
96	RPM International, Inc.	1,902
24	Schnitzer Steel Industries, Inc., Class A	1,201
64	Scotts Miracle-Gro Co. (The), Class A	2,844
174	Sigma-Aldrich Corp.	9,271
185	Southern Copper Corp.	5,454
2	Valhi, Inc.	36
75	Walter Energy, Inc.	5,950
		283,674
	Telecommunication Services - 0.3%

567	American Tower Corp., Class A*	22,981
149	Crown Castle International Corp.*	5,518
194	Frontier Communications Corp.	1,542
65	Leap Wireless International, Inc.*	1,062
361	MetroPCS Communications, Inc.*	3,245
13	NII Holdings, Inc.*	474
166	SBA Communications Corp., Class A*	5,483

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
213	tw telecom, inc.*	$3,725
294	Windstream Corp.	3,137
		47,167
	Utilities - 0.5%

766	AES Corp. (The)*	7,867
148	Allegheny Energy, Inc.	3,028
13	American Water Works Co., Inc.	264
258	Calpine Corp.*	3,535
467	CenterPoint Energy, Inc.	6,361
219	Constellation Energy Group, Inc.	7,748
21	DPL, Inc.	526
205	EQT Corp.	8,034
82	Exelon Corp.	3,165
77	FPL Group, Inc.	3,845
24	Integrys Energy Group, Inc.	1,085
71	ITC Holdings Corp.	3,742
143	NV Energy, Inc.	1,686
28	Ormat Technologies, Inc.	798
536	PPL Corp.	13,834
		65,518
	Total Common Stocks (Cost $7,375,221)	7,729,764

Principal Amount		Value
	U.S. Government & Agency Security (a) - 7.1%
$970,991	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $970,991)	970,991

	Repurchase Agreements (a) - 49.8%
412,370	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $412,378(b)	412,370
165,844	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $165,848(c)	165,844
221,693	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $221,698(d)	221,693
820,259	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $820,292(e)	820,259
820,259	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $820,294(f)	820,259
1,656,203	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,656,238(g)	1,656,203
1,093,679	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,093,726(h)	1,093,679
497,533	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $497,544(i)	497,533
824,740	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $824,758(j)	824,740
275,693	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $275,699(k)	275,693
	Total Repurchase Agreements (Cost $6,788,273)	6,788,273
	Total Investment Securities (Cost $15,134,485) — 113.5%	15,489,028
	Liabilities in excess of other assets — (13.5%)	(1,840,508)
	Net Assets — 100.0%	$13,648,520

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $8,486,466.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $420,617. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $169,161. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $226,127. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $836,669. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $836,667. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,689,329. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,115,555. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $507,484. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $841,237. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $281,208. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$615,887
Aggregate gross unrealized depreciation	(1,556,445)
Net unrealized depreciation	$(940,558)
Federal income tax cost of investments	$16,429,586

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$4,918,811	$(424,756)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	2,211,424	(156,300)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	9,271,082	—

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,162,805	(203,112)
		$(784,168)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) - 60.0%
	Consumer Discretionary - 8.2%

194	Abercrombie & Fitch Co., Class A	$6,951
373	Autoliv, Inc.*	17,718
274	AutoNation, Inc.*	5,488
129	Barnes & Noble, Inc.	2,610
322	Big Lots, Inc.*	11,376
37	BorgWarner, Inc.*	1,379
241	Boyd Gaming Corp.*	3,174
1,028	Cablevision Systems Corp., Class A	25,505
23	Career Education Corp.*	644
280	CarMax, Inc.*	6,084
2,662	CBS Corp., Class B	38,759
151	Central European Media Enterprises Ltd., Class A*	3,823
48	Chico’s FAS, Inc.	587
91	Choice Hotels International, Inc.	3,031
178	Clear Channel Outdoor Holdings, Inc., Class A*	1,659
1,215	D.R. Horton, Inc.	14,811
86	Discovery Communications, Inc., Class C*	2,730
881	DISH Network Corp., Class A	18,369
49	Dollar General Corp.*	1,481
317	DreamWorks Animation SKG, Inc., Class A*	9,412
37	Education Management Corp.*	782
72	Expedia, Inc.	1,552
64	Federal Mogul Corp.*	1,105
381	Foot Locker, Inc.	5,681
658	Fortune Brands, Inc.	31,222
81	GameStop Corp., Class A*	1,846
1,019	Gannett Co., Inc.	15,835
89	Garmin Ltd.	2,989
699	Genuine Parts Co.	28,386
1,028	Harley-Davidson, Inc.	31,056
135	Harman International Industries, Inc.*	4,361
222	Hasbro, Inc.	8,913
167	Hillenbrand, Inc.	4,056
73	Hyatt Hotels Corp., Class A*	2,954
85	Interactive Data Corp.	2,767
218	International Game Technology	4,266
132	International Speedway Corp., Class A	3,681
2,097	Interpublic Group of Cos., Inc.*	17,510
975	J.C. Penney Co., Inc.	26,803
385	Jarden Corp.	11,207
310	KB Home	4,489
250	Lamar Advertising Co., Class A*	7,367
319	Las Vegas Sands Corp.*	7,490
247	Leggett & Platt, Inc.	5,750
686	Lennar Corp., Class A	11,868
1,166	Liberty Global, Inc., Class A*	30,083
352	Liberty Media Corp. - Capital, Class A*	14,805
2,613	Liberty Media Corp. - Interactive, Class A*	33,891
380	Limited Brands, Inc.	9,447
1,843	Macy’s, Inc.	40,933
257	Madison Square Garden, Inc., Class A*	5,415
695	Marriott International, Inc., Class A	23,248
352	Mattel, Inc.	7,624
101	MDC Holdings, Inc.	3,169
149	Meredith Corp.	5,005
461	MGM Mirage*	5,744
244	Mohawk Industries, Inc.*	13,703
424	New York Times Co. (The), Class A*	3,935
1,020	Newell Rubbermaid, Inc.	16,993
22	NVR, Inc.*	15,076
985	Office Depot, Inc.*	5,713
293	Penn National Gaming, Inc.*	7,501
106	Penske Automotive Group, Inc.*	1,384
102	Phillips-Van Heusen Corp.	5,582
14	Polo Ralph Lauren Corp.	1,216
1,313	PulteGroup, Inc.*	14,627
477	RadioShack Corp.	9,750
170	Regal Entertainment Group, Class A	2,591
396	Royal Caribbean Cruises Ltd.*	11,484
156	Scripps Networks Interactive, Inc., Class A	7,048
218	Sears Holdings Corp.*	19,197
1,100	Service Corp. International	9,394
59	Sherwin-Williams Co. (The)	4,521
374	Signet Jewelers Ltd.*	11,613
683	Stanley Black & Decker, Inc.	38,105
685	Starwood Hotels & Resorts Worldwide, Inc.	31,681
69	Thor Industries, Inc.	2,012
46	Tiffany & Co.	2,090
596	Toll Brothers, Inc.*	12,558
191	TRW Automotive Holdings Corp.*	5,745
301	VF Corp.	23,282
1,264	Virgin Media, Inc.	20,426
178	Warner Music Group Corp.*	1,080
27	Washington Post Co. (The), Class B	12,575
132	Weight Watchers International, Inc.	3,619
908	Wendy’s/Arby’s Group, Inc., Class A	4,095
324	Whirlpool Corp.	33,839
247	Williams-Sonoma, Inc.	7,380
436	Wyndham Worldwide Corp.	10,290
293	Wynn Resorts Ltd.	24,577
		993,573
	Consumer Staples - 3.8%

56	Alberto-Culver Co.	1,541
198	BJ’s Wholesale Club, Inc.*	7,934
67	Brown-Forman Corp., Class B	3,716
587	Bunge Ltd.	28,622
277	Campbell Soup Co.	9,919
268	Central European Distribution Corp.*	6,850
69	Clorox Co.	4,335
203	Coca-Cola Enterprises, Inc.	5,298
1,960	ConAgra Foods, Inc.	47,393
834	Constellation Brands, Inc., Class A*	13,894
327	Corn Products International, Inc.	10,905
867	Del Monte Foods Co.	12,641
1,113	Dr. Pepper Snapple Group, Inc.	42,138
49	Energizer Holdings, Inc.*	2,753
58	Flowers Foods, Inc.	1,433
262	H. J. Heinz Co.	11,575
281	Hershey Co. (The)	13,151
276	Hormel Foods Corp.	10,985
519	J.M. Smucker Co. (The)	28,659
80	Lorillard, Inc.	5,719
447	Mead Johnson Nutrition Co.	22,046
528	Molson Coors Brewing Co., Class B	21,669
73	NBTY, Inc.*	2,500
248	Ralcorp Holdings, Inc.*	14,897
2,563	Rite Aid Corp.*	2,948
1,704	Safeway, Inc.	37,727
2,293	Sara Lee Corp.	32,492

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
567	Smithfield Foods, Inc.*	$9,775
929	SUPERVALU, Inc.	12,514
1,322	Tyson Foods, Inc., Class A	23,241
94	Whole Foods Market, Inc.*	3,800
		453,070
	Energy - 5.0%

712	Arch Coal, Inc.	15,344
36	Atwood Oceanics, Inc.*	977
454	Cabot Oil & Gas Corp.	15,749
84	Cameron International Corp.*	3,041
365	Cimarex Energy Co.	26,820
202	Cobalt International Energy, Inc.*	1,414
187	Comstock Resources, Inc.*	5,580
356	Concho Resources, Inc.*	18,530
70	Continental Resources, Inc.*	3,301
1,739	Denbury Resources, Inc.*	28,607
2,218	El Paso Corp.	25,152
71	EXCO Resources, Inc.	1,225
147	Exterran Holdings, Inc.*	3,749
309	Forest Oil Corp.*	8,232
98	Frontier Oil Corp.	1,363
226	Frontline Ltd.	7,433
453	Helix Energy Solutions Group, Inc.*	4,933
318	Helmerich & Payne, Inc.	11,982
48	Mariner Energy, Inc.*	1,026
90	Massey Energy Co.	2,981
836	Murphy Oil Corp.	44,626
1,240	Nabors Industries Ltd.*	23,597
581	Newfield Exploration Co.*	30,247
760	Noble Energy, Inc.	45,212
217	Oil States International, Inc.*	8,472
116	Overseas Shipholding Group, Inc.	4,488
575	Patterson-UTI Energy, Inc.	8,067
500	Pioneer Natural Resources Co.	31,850
280	Plains Exploration & Production Co.*	6,188
405	Pride International, Inc.*	10,032
585	Range Resources Corp.	26,296
408	Rowan Cos., Inc.*	10,102
615	SandRidge Energy, Inc.*	3,961
99	SEACOR Holdings, Inc.*	7,225
27	Seahawk Drilling, Inc.*	326
439	Smith International, Inc.	16,489
488	Southern Union Co.	10,624
2,827	Spectra Energy Corp.	56,568
206	St. Mary Land & Exploration Co.	8,907
512	Sunoco, Inc.	15,294
342	Superior Energy Services, Inc.*	7,442
103	Teekay Corp.	2,599
360	Tesoro Corp.	4,212
227	Tidewater, Inc.	9,491
179	Unit Corp.*	7,319
223	Whiting Petroleum Corp.*	18,667
		605,740
	Financials - 17.7%

152	Alexandria Real Estate Equities, Inc. (REIT)	9,968
25	Alleghany Corp.*	7,303
217	Allied World Assurance Co. Holdings Ltd.	9,746
737	AMB Property Corp. (REIT)	19,110
377	American Financial Group, Inc./OH	10,518
329	American International Group, Inc.*	11,640
70	American National Insurance Co.	7,300
274	AmeriCredit Corp.*	5,924
1,030	Ameriprise Financial, Inc.	40,984
2,386	Annaly Capital Management, Inc. (REIT)	40,467
1,213	AON Corp.	47,877
513	Apartment Investment & Management Co., Class A (REIT)	10,583
200	Arch Capital Group Ltd.*	14,704
32	Arthur J. Gallagher & Co.	790
339	Aspen Insurance Holdings Ltd.	8,563
757	Associated Banc-Corp	10,167
490	Assurant, Inc.	17,003
350	AvalonBay Communities, Inc. (REIT)	34,321
415	Axis Capital Holdings Ltd.	12,616
365	BancorpSouth, Inc.	7,077
210	Bank of Hawaii Corp.	10,086
59	BOK Financial Corp.	2,982
607	Boston Properties, Inc. (REIT)	46,545
563	Brandywine Realty Trust (REIT)	6,525
279	BRE Properties, Inc. (REIT)	11,400
135	Brown & Brown, Inc.	2,646
292	Camden Property Trust (REIT)	13,327
898	CapitalSource, Inc.	4,077
3,311	Chimera Investment Corp. (REIT)	13,045
634	Cincinnati Financial Corp.	17,238
189	City National Corp./CA	10,902
63	CNA Financial Corp.*	1,643
773	Comerica, Inc.	29,451
182	Commerce Bancshares, Inc./MO	6,765
251	Corporate Office Properties Trust (REIT)	9,515
227	Cullen/Frost Bankers, Inc.	12,458
2,348	Discover Financial Services	31,581
532	Douglas Emmett, Inc. (REIT)	8,235
981	Duke Realty Corp. (REIT)	11,654
136	Endurance Specialty Holdings Ltd.	5,046
1,200	Equity Residential (REIT)	54,156
39	Erie Indemnity Co., Class A	1,789
128	Essex Property Trust, Inc. (REIT)	13,469
270	Everest Re Group Ltd.	19,624
225	Federal Realty Investment Trust (REIT)	16,583
26	Federated Investors, Inc., Class B	577
878	Fidelity National Financial, Inc., Class A	12,661
3,486	Fifth Third Bancorp	45,283
436	First American Corp.	14,837
26	First Citizens BancShares, Inc./NC, Class A	5,200
985	First Horizon National Corp.*	12,263
914	First Niagara Financial Group, Inc.	12,074
481	Forest City Enterprises, Inc., Class A*	6,378
869	Fulton Financial Corp.	8,647
1,229	Genworth Financial, Inc., Class A*	19,160
182	Hanover Insurance Group, Inc. (The)	7,917
1,945	Hartford Financial Services Group, Inc.	48,761
492	HCC Insurance Holdings, Inc.	12,334
786	HCP, Inc. (REIT)	25,042
261	Health Care REIT, Inc. (REIT)	11,244
535	Hospitality Properties Trust (REIT)	12,038
2,863	Host Hotels & Resorts, Inc. (REIT)	40,826
1,132	HRPT Properties Trust (REIT)*	7,596
912	Hudson City Bancorp, Inc.	11,500
3,131	Huntington Bancshares, Inc./OH	19,287

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
178	Interactive Brokers Group, Inc., Class A*	$2,985
1,766	Invesco Ltd.	32,777
174	Investment Technology Group, Inc.*	2,934
105	Janus Capital Group, Inc.	1,119
124	Jefferies Group, Inc.	2,893
183	Jones Lang LaSalle, Inc.	13,655
3,850	KeyCorp	30,877
1,777	Kimco Realty Corp. (REIT)	25,411
702	Legg Mason, Inc.	20,863
522	Leucadia National Corp.*	11,442
489	Liberty Property Trust (REIT)	15,066
915	Lincoln National Corp.	24,211
334	M&T Bank Corp.	26,466
564	Macerich Co. (The) (REIT)	23,327
343	Mack-Cali Realty Corp. (REIT)	11,312
43	Markel Corp.*	14,859
2,118	Marsh & McLennan Cos., Inc.	46,194
2,300	Marshall & Ilsley Corp.	18,745
578	MBIA, Inc.*	4,306
117	Mercury General Corp.	5,056
330	NASDAQ OMX Group, Inc. (The)*	6,135
130	Nationwide Health Properties, Inc. (REIT)	4,614
1,855	New York Community Bancorp, Inc.	29,773
847	NYSE Euronext	24,284
1,054	Old Republic International Corp.	14,608
102	OneBeacon Insurance Group Ltd., Class A	1,478
343	PartnerRe Ltd.	25,022
1,627	People’s United Financial, Inc.	22,729
198	Piedmont Office Realty Trust, Inc., Class A (REIT)	3,758
459	Plum Creek Timber Co., Inc. (REIT)	16,074
2,803	Popular, Inc.*	8,493
2,680	Progressive Corp. (The)	52,501
2,074	ProLogis (REIT)	23,602
375	Protective Life Corp.	8,070
429	Raymond James Financial, Inc.	12,128
189	Rayonier, Inc. (REIT)	8,482
457	Realty Income Corp. (REIT)	14,231
358	Regency Centers Corp. (REIT)	13,157
5,062	Regions Financial Corp.	38,623
294	Reinsurance Group of America, Inc.	13,809
257	RenaissanceRe Holdings Ltd.	13,893
556	Senior Housing Properties Trust (REIT)	11,587
337	SL Green Realty Corp. (REIT)	20,992
1,604	SLM Corp.*	17,820
215	StanCorp Financial Group, Inc.	9,200
16	Student Loan Corp. (The)	470
2,186	SunTrust Banks, Inc.	58,913
99	Symetra Financial Corp.	1,307
2,707	Synovus Financial Corp.	8,013
233	Taubman Centers, Inc. (REIT)	9,434
622	TCF Financial Corp.	10,039
321	TFS Financial Corp.	4,250
363	Torchmark Corp.	18,705
120	Transatlantic Holdings, Inc.	5,644
710	UDR, Inc. (REIT)	14,434
184	Unitrin, Inc.	4,911
1,452	Unum Group	33,541
335	Validus Holdings Ltd.	8,228
708	Valley National Bancorp	10,236
686	Ventas, Inc. (REIT)	32,208
674	Vornado Realty Trust (REIT)	52,356
396	W. R. Berkley Corp.	10,795
492	Washington Federal, Inc.	8,502
458	Weingarten Realty Investors (REIT)	9,554
6	Wesco Financial Corp.	2,123
34	White Mountains Insurance Group Ltd.	11,111
425	Whitney Holding Corp./LA	5,036
400	Wilmington Trust Corp.	6,032
1,499	XL Capital Ltd., Class A	26,397
703	Zions Bancorp.	16,837
		2,139,665
	Health Care - 2.4%

155	AmerisourceBergen Corp.	4,848
193	Brookdale Senior Living, Inc.*	3,395
97	Charles River Laboratories International, Inc.*	3,253
1,118	CIGNA Corp.	37,419
202	Community Health Systems, Inc.*	7,874
198	Cooper Cos., Inc. (The)	7,298
467	Coventry Health Care, Inc.*	9,667
30	Emdeon, Inc., Class A*	406
513	Endo Pharmaceuticals Holdings, Inc.*	10,742
1,322	Forest Laboratories, Inc.*	34,213
455	Health Net, Inc.*	11,216
165	Hill-Rom Holdings, Inc.	4,600
1,014	Hologic, Inc.*	15,109
471	Humana, Inc.*	21,690
192	Inverness Medical Innovations, Inc.*	6,683
174	Kinetic Concepts, Inc.*	7,204
1,087	King Pharmaceuticals, Inc.*	9,424
87	Life Technologies Corp.*	4,355
238	LifePoint Hospitals, Inc.*	8,447
58	Lincare Holdings, Inc.*	2,716
136	Mednax, Inc.*	7,691
381	Mylan, Inc.*	7,407
300	Omnicare, Inc.	7,533
400	PerkinElmer, Inc.	9,076
100	Teleflex, Inc.	5,608
675	Tenet Healthcare Corp.*	3,861
372	Universal Health Services, Inc., Class B	15,765
462	Watson Pharmaceuticals, Inc.*	20,402
		287,902
	Industrials - 6.4%

40	A123 Systems, Inc.*	364
405	AGCO Corp.*	11,652
180	Alexander & Baldwin, Inc.	5,794
50	Armstrong World Industries, Inc.*	1,875
402	Avery Dennison Corp.	13,740
213	BE Aerospace, Inc.*	5,777
275	Bucyrus International, Inc.	14,729
196	Carlisle Cos., Inc.	7,622
472	Cintas Corp.	12,272
158	Con-way, Inc.	5,375
447	Corrections Corp. of America*	8,895
565	Covanta Holding Corp.*	8,718
105	Crane Co.	3,416
593	Cummins, Inc.	40,312
238	Dover Corp.	10,684
726	Eaton Corp.	50,784
121	Equifax, Inc.	3,660
228	Gardner Denver, Inc.	10,383
118	GATX Corp.	3,411
228	General Cable Corp.*	7,104
143	Graco, Inc.	4,532

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
95	Harsco Corp.	$2,585
819	Hertz Global Holdings, Inc.*	9,304
231	Hubbell, Inc., Class B	9,852
145	IDEX Corp.	4,428
719	ITT Corp.	34,713
55	Joy Global, Inc.	2,805
245	Kansas City Southern*	9,352
45	KAR Auction Services, Inc.*	627
703	KBR, Inc.	15,452
356	Kennametal, Inc.	10,043
187	Kirby Corp.*	7,373
511	L-3 Communications Holdings, Inc.	42,224
186	Lincoln Electric Holdings, Inc.	10,379
571	Manitowoc Co., Inc. (The)	6,812
353	Manpower, Inc.	16,136
833	Masco Corp.	11,121
392	Oshkosh Corp.*	13,928
210	Owens Corning*	6,999
703	Parker Hannifin Corp.	43,206
311	Pentair, Inc.	10,686
905	Pitney Bowes, Inc.	20,489
917	Quanta Services, Inc.*	19,009
667	R.R. Donnelley & Sons Co.	12,780
964	Republic Services, Inc.	28,072
559	Rockwell Automation, Inc.	29,867
56	Roper Industries, Inc.	3,249
232	Ryder System, Inc.	10,426
68	Shaw Group, Inc. (The)*	2,319
183	Snap-On, Inc.	8,089
2,234	Southwest Airlines Co.	27,791
312	Spirit Aerosystems Holdings, Inc., Class A*	6,078
215	SPX Corp.	12,707
462	Terex Corp.*	10,053
1,184	Textron, Inc.	24,473
158	Thomas & Betts Corp.*	6,058
424	Timken Co.	12,207
344	Trinity Industries, Inc.	7,516
319	URS Corp.*	14,221
180	USG Corp.*	3,154
34	UTi Worldwide, Inc.	491
108	Verisk Analytics, Inc., Class A*	3,267
32	WABCO Holdings, Inc.*	973
93	Waste Connections, Inc.*	3,275
88	WESCO International, Inc.*	3,291
		768,979
	Information Technology - 4.0%

1,158	Advanced Micro Devices, Inc.*	9,924
728	Amdocs Ltd.*	20,748
307	Arrow Electronics, Inc.*	8,375
1,976	Atmel Corp.*	10,087
323	Autodesk, Inc.*	9,451
440	Avnet, Inc.*	12,637
167	AVX Corp.	2,333
233	Broadridge Financial Solutions, Inc.	4,455
1,251	Brocade Communications Systems, Inc.*	6,818
392	CA, Inc.	7,938
354	Ciena Corp.*	5,512
410	CommScope, Inc.*	11,562
664	Computer Sciences Corp.*	33,193
997	Compuware Corp.*	8,165
373	Convergys Corp.*	4,073
65	Cypress Semiconductor Corp.*	740
36	Diebold, Inc.	1,043
19	DST Systems, Inc.	728
166	EchoStar Corp., Class A*	3,491
543	Fairchild Semiconductor International, Inc.*	5,430
551	Fidelity National Information Services, Inc.	15,164
126	Harris Corp.	5,911
207	IAC/InterActiveCorp*	4,855
709	Ingram Micro, Inc., Class A*	12,025
570	Integrated Device Technology, Inc.*	3,329
175	International Rectifier Corp.*	3,668
269	Intersil Corp., Class A	3,580
12	Itron, Inc.*	800
413	Jabil Circuit, Inc.	5,654
443	JDS Uniphase Corp.*	5,094
745	KLA-Tencor Corp.	22,924
342	Lexmark International, Inc., Class A*	12,842
2,844	LSI Corp.*	15,159
226	Marvell Technology Group Ltd.*	4,289
215	Maxim Integrated Products, Inc.	3,818
71	Microchip Technology, Inc.	1,977
3,058	Micron Technology, Inc.*	27,797
528	Molex, Inc.	11,183
229	Monster Worldwide, Inc.*	3,387
823	Novell, Inc.*	4,798
169	Novellus Systems, Inc.*	4,364
91	Nuance Communications, Inc.*	1,550
976	PMC-Sierra, Inc.*	7,906
137	Rovi Corp.*	5,116
451	SAIC, Inc.*	7,753
515	SanDisk Corp.*	24,009
213	Seagate Technology*	3,272
236	Synopsys, Inc.*	5,055
220	Tech Data Corp.*	8,943
1,735	Tellabs, Inc.	15,615
140	Teradata Corp.*	4,472
198	Total System Services, Inc.	2,891
643	Vishay Intertechnology, Inc.*	5,819
97	Western Digital Corp.*	3,377
4,566	Xerox Corp.	42,509
24	Zebra Technologies Corp., Class A*	660
		478,268
	Materials - 4.6%

356	Airgas, Inc.	22,239
479	AK Steel Holding Corp.	7,166
378	Albemarle Corp.	16,277
430	Allegheny Technologies, Inc.	23,512
297	Aptargroup, Inc.	11,838
316	Ashland, Inc.	16,941
144	Ball Corp.	7,092
473	Bemis Co., Inc.	13,566
287	Cabot Corp.	8,039
193	Carpenter Technology Corp.	7,510
61	CF Industries Holdings, Inc.	4,184
519	Cliffs Natural Resources, Inc.	28,991
493	Commercial Metals Co.	7,676
66	Compass Minerals International, Inc.	5,007
207	Cytec Industries, Inc.	8,845
318	Eastman Chemical Co.	19,204
47	FMC Corp.	2,846
146	Greif, Inc., Class A	8,001
711	Huntsman Corp.	7,096
19	International Flavors & Fragrances, Inc.	845
1,894	International Paper Co.	43,998
13	Intrepid Potash, Inc.*	320
38	Lubrizol Corp.	3,366

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
120	Martin Marietta Materials, Inc.	$11,187
750	MeadWestvaco Corp.	17,925
136	Owens-Illinois, Inc.*	4,125
405	Packaging Corp. of America	8,967
105	Pactiv Corp.*	3,001
721	PPG Industries, Inc.	46,194
276	Reliance Steel & Aluminum Co.	12,671
135	Royal Gold, Inc.	6,769
266	RPM International, Inc.	5,269
20	Schnitzer Steel Industries, Inc., Class A	1,001
695	Sealed Air Corp.	14,484
437	Sonoco Products Co.	13,508
943	Steel Dynamics, Inc.	13,834
467	Temple-Inland, Inc.	9,868
373	Titanium Metals Corp.*	6,591
628	United States Steel Corp.	29,648
18	Valhi, Inc.	323
439	Valspar Corp.	13,771
548	Vulcan Materials Co.	27,663
926	Weyerhaeuser Co.	39,429
		560,787
	Telecommunication Services - 1.5%

1,300	CenturyTel, Inc.	44,629
282	Clearwire Corp., Class A*	2,295
817	Crown Castle International Corp.*	30,253
773	Frontier Communications Corp.	6,145
60	Leap Wireless International, Inc.*	980
7,132	Level 3 Communications, Inc.*	9,557
688	NII Holdings, Inc.*	25,091
6,453	Qwest Communications International, Inc.	33,814
377	Telephone & Data Systems, Inc.	12,396
68	United States Cellular Corp.*	2,823
1,165	Windstream Corp.	12,431
		180,414
	Utilities - 6.4%

567	AES Corp. (The)*	5,823
338	AGL Resources, Inc.	12,337
289	Allegheny Energy, Inc.	5,913
485	Alliant Energy Corp.	15,588
1,036	Ameren Corp.	25,548
262	American Water Works Co., Inc.	5,329
595	Aqua America, Inc.	10,383
403	Atmos Energy Corp.	10,929
674	Calpine Corp.*	9,234
273	CenterPoint Energy, Inc.	3,718
994	CMS Energy Corp.	14,592
1,203	Consolidated Edison, Inc.	51,236
125	Constellation Energy Group, Inc.	4,423
444	DPL, Inc.	11,118
718	DTE Energy Co.	32,676
437	Dynegy, Inc.*	2,283
1,428	Edison International	46,210
314	Energen Corp.	13,901
592	Great Plains Energy, Inc.	10,390
401	Hawaiian Electric Industries, Inc.	8,806
261	Integrys Energy Group, Inc.	11,802
806	MDU Resources Group, Inc.	15,072
632	Mirant Corp.*	7,849
310	National Fuel Gas Co.	15,066
1,203	NiSource, Inc.	17,997
768	Northeast Utilities	19,930
1,163	NRG Energy, Inc.*	27,156
468	NSTAR	16,431
589	NV Energy, Inc.	6,944
421	OGE Energy Corp.	15,341
462	Oneok, Inc.	20,545
964	Pepco Holdings, Inc.	15,549
475	Pinnacle West Capital Corp.	16,677
1,223	Progress Energy, Inc.	47,196
763	Questar Corp.	34,228
1,536	RRI Energy, Inc.*	6,789
534	SCANA Corp.	19,379
1,071	Sempra Energy	49,266
933	TECO Energy, Inc.	14,508
475	UGI Corp.	12,417
355	Vectren Corp.	8,183
476	Westar Energy, Inc.	10,472
512	Wisconsin Energy Corp.	25,088
1,997	Xcel Energy, Inc.	40,919
		775,241
	Total Common Stocks (Cost $7,402,122)	7,243,639

Principal Amount		Value
	U.S. Government & Agency Security (a) - 6.8%
$820,317	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $820,317)	820,317

	Repurchase Agreements (a) - 47.1%
344,032	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $344,039(b)	344,032
154,965	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $154,968(c)	154,965
217,611	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $217,616(d)	217,611
601,300	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $601,325(e)	601,300
601,300	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $601,326(f)	601,300
1,506,272	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,506,304(g)	1,506,272
801,733	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $801,767(h)	801,733
464,896	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $464,906(i)	464,896
688,063	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $688,078(j)	688,063

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$307,220	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $307,227(k)	$307,220
	Total Repurchase Agreements (Cost $5,687,392)	5,687,392
	Total Investment Securities (Cost $13,909,831) — 113.9%	13,751,348
	Liabilities in excess of other assets — (13.9%)	(1,678,665)
	Net Assets — 100.0%	$12,072,683

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,951,229.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $350,913. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $158,064. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $221,963. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $613,329. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $613,328. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,536,399. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $817,770. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $474,194. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $701,826. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $313,365. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$340,690
Aggregate gross unrealized depreciation	(979,660)
Net unrealized depreciation	$(638,970)
Federal income tax cost of investments	$14,390,318

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$2,639,549	$(291,042)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	1,647,877	(133,645)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	8,857,502	(998,859)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	3,760,222	(222,288)
		$(1,645,834)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) - 74.8%
	Consumer Discretionary - 13.8%

517	Aaron’s, Inc.	$10,330
315	Abercrombie & Fitch Co., Class A	11,286
634	Advance Auto Parts, Inc.	32,816
679	Aeropostale, Inc.*	18,815
1,232	American Eagle Outfitters, Inc.	16,139
903	Apollo Group, Inc., Class A*	48,003
48	AutoNation, Inc.*	961
216	AutoZone, Inc.*	41,230
56	Barnes & Noble, Inc.	1,133
1,884	Bed Bath & Beyond, Inc.*	84,535
66	Big Lots, Inc.*	2,332
781	BorgWarner, Inc.*	29,100
737	Brinker International, Inc.	13,104
768	Burger King Holdings, Inc.	14,600
461	Career Education Corp.*	12,908
1,130	CarMax, Inc.*	24,555
1,201	Chico’s FAS, Inc.	14,688
230	Chipotle Mexican Grill, Inc.*	32,724
58	Choice Hotels International, Inc.	1,932
2,293	Coach, Inc.	94,265
245	CTC Media, Inc.	3,584
990	Darden Restaurants, Inc.	42,471
449	DeVry, Inc.	25,813
620	Dick’s Sporting Goods, Inc.*	17,676
1,889	Discovery Communications, Inc., Class C*	59,957
165	Dollar General Corp.*	4,988
612	Dollar Tree, Inc.*	38,305
105	Education Management Corp.*	2,219
1,207	Expedia, Inc.	26,023
1,013	Family Dollar Stores, Inc.	41,270
46	Federal Mogul Corp.*	794
497	Foot Locker, Inc.	7,410
970	GameStop Corp., Class A*	22,106
666	Garmin Ltd.	22,364
994	Gentex Corp.	19,562
1,746	Goodyear Tire & Rubber Co. (The)*	20,777
421	Guess?, Inc.	15,994
2,453	H&R Block, Inc.	39,444
684	Hanesbrands, Inc.*	18,660
278	Harman International Industries, Inc.*	8,979
539	Hasbro, Inc.	21,641
171	Hillenbrand, Inc.	4,154
197	Hyatt Hotels Corp., Class A*	7,971
122	Interactive Data Corp.	3,971
1,780	International Game Technology	34,835
256	ITT Educational Services, Inc.*	25,841
299	John Wiley & Sons, Inc., Class A	11,840
41	KB Home	594
1,636	Las Vegas Sands Corp.*	38,413
668	Leggett & Platt, Inc.	15,551
1,289	Limited Brands, Inc.	32,045
1,012	LKQ Corp.*	18,641
1,019	Marriott International, Inc., Class A	34,086
2,009	Mattel, Inc.	43,515
2,271	McGraw-Hill Cos., Inc. (The)	63,134
103	MDC Holdings, Inc.	3,232
655	MGM Mirage*	8,161
141	Morningstar, Inc.*	6,881
289	NetFlix, Inc.*	32,122
53	New York Times Co. (The), Class A*	492
325	Newell Rubbermaid, Inc.	5,414
1,191	Nordstrom, Inc.	47,283
8	NVR, Inc.*	5,482
361	Office Depot, Inc.*	2,094
980	O’Reilly Automotive, Inc.*	50,000
199	Panera Bread Co., Class A*	16,085
99	Penske Automotive Group, Inc.*	1,293
853	PetSmart, Inc.	27,091
309	Phillips-Van Heusen Corp.	16,912
374	Polo Ralph Lauren Corp.	32,486
342	priceline.com, Inc.*	65,377
259	PulteGroup, Inc.*	2,885
118	RadioShack Corp.	2,412
299	Regal Entertainment Group, Class A	4,557
915	Ross Stores, Inc.	47,946
292	Royal Caribbean Cruises Ltd.*	8,468
461	Scientific Games Corp., Class A*	4,711
377	Scripps Networks Interactive, Inc., Class A	17,033
575	Sherwin-Williams Co. (The)	44,062
220	Starwood Hotels & Resorts Worldwide, Inc.	10,175
101	Strayer Education, Inc.	24,240
124	Thor Industries, Inc.	3,616
820	Tiffany & Co.	37,253
2,984	TJX Cos., Inc.	135,653
104	TRW Automotive Holdings Corp.*	3,128
927	Urban Outfitters, Inc.*	33,650
144	VF Corp.	11,138
28	Warner Music Group Corp.*	170
23	Weight Watchers International, Inc.	631
1,001	Wendy’s/Arby’s Group, Inc., Class A	4,514
274	Williams-Sonoma, Inc.	8,187
379	WMS Industries, Inc.*	17,559
568	Wyndham Worldwide Corp.	13,405
		2,055,882
	Consumer Staples - 5.2%

523	Alberto-Culver Co.	14,393
3,083	Avon Products, Inc.	81,669
69	BJ’s Wholesale Club, Inc.*	2,765
541	Brown-Forman Corp., Class B	30,004
965	Campbell Soup Co.	34,557
507	Church & Dwight Co., Inc.	33,366
891	Clorox Co.	55,973
1,896	Coca-Cola Enterprises, Inc.	49,486
1,299	Dean Foods Co.*	13,834
419	Energizer Holdings, Inc.*	23,544
801	Estee Lauder Cos., Inc. (The), Class A	46,674
462	Flowers Foods, Inc.	11,416
750	Green Mountain Coffee Roasters, Inc.*	17,737
1,840	H. J. Heinz Co.	81,291
497	Hansen Natural Corp.*	19,408
444	Herbalife Ltd.	20,047
648	Hershey Co. (The)	30,326
49	Hormel Foods Corp.	1,950
995	Lorillard, Inc.	71,132
941	McCormick & Co., Inc. (Non-Voting)	36,294
740	Mead Johnson Nutrition Co.	36,497
53	Molson Coors Brewing Co., Class B	2,175
268	NBTY, Inc.*	9,176
1,246	Sara Lee Corp.	17,656
76	Smithfield Foods, Inc.*	1,310
804	Whole Foods Market, Inc.*	32,506
		775,186

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy - 3.6%

865	Alpha Natural Resources, Inc.*	$33,190
345	Atwood Oceanics, Inc.*	9,367
1,598	Cameron International Corp.*	57,848
180	Cobalt International Energy, Inc.*	1,260
27	Comstock Resources, Inc.*	806
1,630	CONSOL Energy, Inc.	59,462
106	Continental Resources, Inc.*	4,999
498	Diamond Offshore Drilling, Inc.	31,424
595	Dresser-Rand Group, Inc.*	18,939
1,407	El Paso Corp.	15,955
887	EXCO Resources, Inc.	15,301
209	Exterran Holdings, Inc.*	5,329
892	FMC Technologies, Inc.*	51,870
296	Forest Oil Corp.*	7,885
595	Frontier Oil Corp.	8,276
238	Helmerich & Payne, Inc.	8,968
327	Holly Corp.	8,469
656	Mariner Energy, Inc.*	14,025
595	Massey Energy Co.	19,706
395	Oceaneering International, Inc.*	18,277
161	Patterson-UTI Energy, Inc.	2,259
2,172	Petrohawk Energy Corp.*	41,768
544	Plains Exploration & Production Co.*	12,022
585	Pride International, Inc.*	14,490
847	Quicksilver Resources, Inc.*	10,342
166	Range Resources Corp.	7,462
144	Rowan Cos., Inc.*	3,565
39	Seahawk Drilling, Inc.*	472
1,063	Smith International, Inc.	39,926
111	St. Mary Land & Exploration Co.	4,800
133	Teekay Corp.	3,356
407	Tesoro Corp.	4,762
		536,580
	Financials - 6.5%

321	Affiliated Managers Group, Inc.*	23,000
68	Alexandria Real Estate Equities, Inc. (REIT)	4,459
331	American International Group, Inc.*	11,711
197	AmeriCredit Corp.*	4,259
146	Ameriprise Financial, Inc.	5,809
671	Arthur J. Gallagher & Co.	16,567
270	Axis Capital Holdings Ltd.	8,208
49	BOK Financial Corp.	2,477
619	Brown & Brown, Inc.	12,132
288	CapitalSource, Inc.	1,308
144	Capitol Federal Financial	4,608
1,920	CB Richard Ellis Group, Inc., Class A*	30,394
90	CNA Financial Corp.*	2,347
156	Commerce Bancshares, Inc./MO	5,799
550	Digital Realty Trust, Inc. (REIT)	31,300
842	Eaton Vance Corp.	25,167
114	Endurance Specialty Holdings Ltd.	4,229
149	Erie Indemnity Co., Class A	6,835
55	Federal Realty Investment Trust (REIT)	4,053
595	Federated Investors, Inc., Class B	13,215
249	Fidelity National Financial, Inc., Class A	3,591
1,503	Genworth Financial, Inc., Class A*	23,432
1,373	GLG Partners, Inc.*	5,849
148	Greenhill & Co., Inc.	10,255
26	Hanover Insurance Group, Inc. (The)	1,131
821	HCP, Inc. (REIT)	26,157
435	Health Care REIT, Inc. (REIT)	18,740
1,875	Hudson City Bancorp, Inc.	23,644
526	IntercontinentalExchange, Inc.*	61,084
253	Invesco Ltd.	4,696
26	Investment Technology Group, Inc.*	438
1,143	Janus Capital Group, Inc.	12,184
634	Jefferies Group, Inc.	14,791
553	Lazard Ltd., Class A	17,442
492	Leucadia National Corp.*	10,785
674	Lincoln National Corp.	17,834
283	Marsh & McLennan Cos., Inc.	6,172
1,355	Moody’s Corp.	27,778
723	MSCI, Inc., Class A*	21,437
434	NASDAQ OMX Group, Inc. (The)*	8,068
650	Nationwide Health Properties, Inc. (REIT)	23,068
483	NYSE Euronext	13,848
48	Piedmont Office Realty Trust, Inc., Class A (REIT)	911
420	Plum Creek Timber Co., Inc. (REIT)	14,708
2,244	Principal Financial Group, Inc.	61,014
502	Progressive Corp. (The)	9,834
971	Public Storage (REIT)	90,002
258	Rayonier, Inc. (REIT)	11,579
41	Reinsurance Group of America, Inc.	1,926
874	SEI Investments Co.	18,433
733	SLM Corp.*	8,144
668	St. Joe Co. (The)*	18,470
3	Student Loan Corp. (The)	88
89	Symetra Financial Corp.	1,175
1,845	T. Rowe Price Group, Inc.	91,364
1,888	TD Ameritrade Holding Corp.*	33,474
69	TFS Financial Corp.	914
93	Validus Holdings Ltd.	2,284
318	W. R. Berkley Corp.	8,669
621	Waddell & Reed Financial, Inc., Class A	16,649
		959,939
	Health Care - 10.5%

50	Abraxis Bioscience, Inc.*	2,223
635	Alexion Pharmaceuticals, Inc.*	31,769
451	Allscripts-Misys Healthcare Solutions, Inc.*	8,483
1,802	AmerisourceBergen Corp.	56,367
1,018	Amylin Pharmaceuticals, Inc.*	16,817
495	Beckman Coulter, Inc.	28,433
722	BioMarin Pharmaceutical, Inc.*	14,093
139	Bio-Rad Laboratories, Inc., Class A*	13,006
717	C.R. Bard, Inc.	58,056
533	Cephalon, Inc.*	31,372
485	Cerner Corp.*	40,599
317	Charles River Laboratories International, Inc.*	10,632
128	CIGNA Corp.	4,284
335	Community Health Systems, Inc.*	13,058
462	Covance, Inc.*	24,375
302	Coventry Health Care, Inc.*	6,251
747	DaVita, Inc.*	47,382
962	Dendreon Corp.*	41,751
1,073	DENTSPLY International, Inc.	34,797
808	Edwards Lifesciences Corp.*	40,828
150	Emdeon, Inc., Class A*	2,028
354	Gen-Probe, Inc.*	15,562
1,781	Health Management Associates, Inc., Class A*	16,563

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
651	Henry Schein, Inc.*	$36,723
181	Hill-Rom Holdings, Inc.	5,046
182	Hologic, Inc.*	2,712
1,159	Hospira, Inc.*	60,338
450	Humana, Inc.*	20,723
426	IDEXX Laboratories, Inc.*	26,940
888	Illumina, Inc.*	37,332
273	Intuitive Surgical, Inc.*	88,116
268	Inverness Medical Innovations, Inc.*	9,329
157	Kinetic Concepts, Inc.*	6,500
782	Laboratory Corp. of America Holdings*	59,127
1,118	Life Technologies Corp.*	55,967
402	Lincare Holdings, Inc.*	18,822
107	Mednax, Inc.*	6,051
243	Mettler-Toledo International, Inc.*	27,831
400	Millipore Corp.*	42,484
1,575	Mylan, Inc.*	30,618
690	Myriad Genetics, Inc.*	12,593
361	Omnicare, Inc.	9,065
419	OSI Pharmaceuticals, Inc.*	24,042
726	Patterson Cos., Inc.	21,570
183	PerkinElmer, Inc.	4,152
575	Perrigo Co.	34,161
759	Pharmaceutical Product Development, Inc.	20,372
1,122	Quest Diagnostics, Inc.	59,186
544	ResMed, Inc.*	34,212
361	Talecris Biotherapeutics Holdings Corp.*	5,985
269	Techne Corp.	16,288
122	Teleflex, Inc.	6,842
2,353	Tenet Healthcare Corp.*	13,459
355	United Therapeutics Corp.*	18,183
48	Universal Health Services, Inc., Class B	2,034
467	Valeant Pharmaceuticals International*	21,706
905	Varian Medical Systems, Inc.*	45,331
612	VCA Antech, Inc.*	15,949
1,400	Vertex Pharmaceuticals, Inc.*	48,426
696	Waters Corp.*	47,634
		1,554,578
	Industrials - 11.3%

138	A123 Systems, Inc.*	1,256
717	Aecom Technology Corp.*	18,197
237	Alliant Techsystems, Inc.*	16,303
776	AMETEK, Inc.	31,506
2,401	AMR Corp.*	18,416
65	Armstrong World Industries, Inc.*	2,437
152	Avery Dennison Corp.	5,195
336	BE Aerospace, Inc.*	9,112
346	Brink’s Co. (The)	7,844
132	Bucyrus International, Inc.	7,070
1,224	C.H. Robinson Worldwide, Inc.	71,127
120	Carlisle Cos., Inc.	4,667
172	Cintas Corp.	4,472
997	Continental Airlines, Inc., Class B*	21,037
129	Con-way, Inc.	4,389
217	Copa Holdings S.A., Class A	11,067
482	Copart, Inc.*	17,304
95	Corrections Corp. of America*	1,890
184	Crane Co.	5,986
481	Cummins, Inc.	32,698
5,572	Delta Air Lines, Inc.*	75,668
558	Donaldson Co., Inc.	24,078
951	Dover Corp.	42,690
364	Dun & Bradstreet Corp.	26,568
713	Equifax, Inc.	21,568
1,533	Expeditors International of Washington, Inc.	58,545
955	Fastenal Co.	48,170
405	Flowserve Corp.	38,516
1,299	Fluor Corp.	60,949
336	FTI Consulting, Inc.*	14,367
147	GATX Corp.	4,250
894	Goodrich Corp.	62,044
197	Graco, Inc.	6,243
423	Harsco Corp.	11,510
50	Hubbell, Inc., Class B	2,133
344	IDEX Corp.	10,506
345	IHS, Inc., Class A*	17,857
1,302	Iron Mountain, Inc.	31,925
130	ITT Corp.	6,276
631	J.B. Hunt Transport Services, Inc.	21,788
892	Jacobs Engineering Group, Inc.*	37,250
647	Joy Global, Inc.	32,997
336	Kansas City Southern*	12,825
126	KAR Auction Services, Inc.*	1,756
80	Kirby Corp.*	3,154
371	Landstar System, Inc.	15,560
336	Lennox International, Inc.	15,036
1,222	Masco Corp.	16,314
1,650	McDermott International, Inc.*	36,597
309	MSC Industrial Direct Co., Class A	15,988
453	Navistar International Corp.*	24,544
271	Owens Corning*	9,032
849	Pall Corp.	28,908
197	Pentair, Inc.	6,769
1,011	Precision Castparts Corp.	117,984
382	R.R. Donnelley & Sons Co.	7,319
737	Republic Services, Inc.	21,461
1,104	Robert Half International, Inc.	27,920
102	Rockwell Automation, Inc.	5,450
1,144	Rockwell Collins, Inc.	66,741
561	Roper Industries, Inc.	32,549
491	Shaw Group, Inc. (The)*	16,748
114	Snap-On, Inc.	5,039
1,669	Southwest Airlines Co.	20,762
245	Spirit Aerosystems Holdings, Inc., Class A*	4,773
613	Stericycle, Inc.*	35,934
697	SunPower Corp., Class A*	9,221
121	Thomas & Betts Corp.*	4,639
242	Toro Co. (The)	12,945
287	TransDigm Group, Inc.	15,142
75	URS Corp.*	3,343
667	UTi Worldwide, Inc.	9,638
152	Valmont Industries, Inc.	12,041
530	Verisk Analytics, Inc., Class A*	16,033
444	W.W. Grainger, Inc.	45,177
409	WABCO Holdings, Inc.*	12,434
424	Waste Connections, Inc.*	14,929
161	WESCO International, Inc.*	6,021
345	Westinghouse Air Brake Technologies Corp.	14,956
		1,673,553
	Information Technology - 17.6%

2,126	Advanced Micro Devices, Inc.*	18,220
2,477	Agilent Technologies, Inc.*	80,156
1,248	Akamai Technologies, Inc.*	49,571
384	Alliance Data Systems Corp.*	27,133

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,119	Altera Corp.	$49,945
198	Amdocs Ltd.*	5,643
1,237	Amphenol Corp., Class A	52,449
2,103	Analog Devices, Inc.	61,345
633	ANSYS, Inc.*	27,681
358	Arrow Electronics, Inc.*	9,766
1,115	Autodesk, Inc.*	32,625
365	Avnet, Inc.*	10,483
76	AVX Corp.	1,062
1,335	BMC Software, Inc.*	49,408
629	Broadridge Financial Solutions, Inc.	12,026
1,120	Brocade Communications Systems, Inc.*	6,104
2,190	CA, Inc.	44,347
1,903	Cadence Design Systems, Inc.*	12,750
71	Ciena Corp.*	1,105
1,307	Citrix Systems, Inc.*	56,998
2,110	Cognizant Technology Solutions Corp., Class A*	105,584
92	Convergys Corp.*	1,005
746	Cree, Inc.*	49,512
1,076	Cypress Semiconductor Corp.*	12,256
419	Diebold, Inc.	12,143
379	Dolby Laboratories, Inc., Class A*	25,018
230	DST Systems, Inc.	8,814
2,332	Electronic Arts, Inc.*	38,501
297	Equinix, Inc.*	27,327
567	F5 Networks, Inc.*	39,877
301	Factset Research Systems, Inc.	20,483
1,469	Fidelity National Information Services, Inc.	40,427
1,124	Fiserv, Inc.*	53,446
1,085	FLIR Systems, Inc.*	30,912
451	Genpact Ltd.*	7,617
581	Global Payments, Inc.	24,512
749	Harris Corp.	35,136
603	Hewitt Associates, Inc., Class A*	22,462
267	IAC/InterActiveCorp*	6,262
254	Integrated Device Technology, Inc.*	1,483
230	International Rectifier Corp.*	4,821
439	Intersil Corp., Class A	5,843
2,333	Intuit, Inc.*	83,381
265	Itron, Inc.*	17,665
675	Jabil Circuit, Inc.	9,241
793	JDS Uniphase Corp.*	9,119
913	Lam Research Corp.*	34,566
690	Lender Processing Services, Inc.	23,419
1,605	Linear Technology Corp.	44,876
3,347	Marvell Technology Group Ltd.*	63,526
1,847	Maxim Integrated Products, Inc.	32,803
1,122	McAfee, Inc.*	35,680
1,614	MEMC Electronic Materials, Inc.*	18,319
1,204	Microchip Technology, Inc.	33,531
1,076	Micron Technology, Inc.*	9,781
581	MICROS Systems, Inc.*	19,870
82	Molex, Inc.	1,737
532	Monster Worldwide, Inc.*	7,868
410	National Instruments Corp.	13,198
1,658	National Semiconductor Corp.	23,295
1,145	NCR Corp.*	15,206
2,403	NetApp, Inc.*	90,545
522	NeuStar, Inc., Class A*	11,166
1,132	Novell, Inc.*	6,600
427	Novellus Systems, Inc.*	11,025
1,505	Nuance Communications, Inc.*	25,638
3,944	NVIDIA Corp.*	51,824
3,036	ON Semiconductor Corp.*	22,193
2,324	Paychex, Inc.	66,327
805	QLogic Corp.*	14,587
754	Rambus, Inc.*	17,674
1,365	Red Hat, Inc.*	40,008
505	Rovi Corp.*	18,857
2,116	SAIC, Inc.*	36,374
782	Salesforce.com, Inc.*	67,666
790	SanDisk Corp.*	36,830
3,198	Seagate Technology*	49,121
323	Silicon Laboratories, Inc.*	14,674
217	Sohu.com, Inc.*	9,591
600	Sybase, Inc.*	38,598
653	Synopsys, Inc.*	13,987
1,016	Teradata Corp.*	32,451
1,250	Teradyne, Inc.*	13,725
843	Total System Services, Inc.	12,308
863	Trimble Navigation Ltd.*	24,794
528	Varian Semiconductor Equipment Associates, Inc.*	16,416
1,317	VeriSign, Inc.*	36,757
287	Vishay Intertechnology, Inc.*	2,597
391	WebMD Health Corp.*	17,802
1,450	Western Digital Corp.*	50,474
1,964	Xerox Corp.	18,285
1,979	Xilinx, Inc.	48,387
390	Zebra Technologies Corp., Class A*	10,725
		2,607,345
	Materials - 3.5%

38	Albemarle Corp.	1,636
42	Ashland, Inc.	2,252
441	Ball Corp.	21,719
1,131	Celanese Corp., Class A	32,426
413	CF Industries Holdings, Inc.	28,328
91	Cliffs Natural Resources, Inc.	5,083
126	Compass Minerals International, Inc.	9,558
1,155	Crown Holdings, Inc.*	27,154
315	Eagle Materials, Inc.	9,664
1,708	Ecolab, Inc.	80,669
447	FMC Corp.	27,066
536	International Flavors & Fragrances, Inc.	23,852
277	Intrepid Potash, Inc.*	6,831
425	Lubrizol Corp.	37,642
123	Martin Marietta Materials, Inc.	11,467
998	Nalco Holding Co.	22,615
990	Owens-Illinois, Inc.*	30,027
73	Packaging Corp. of America	1,616
780	Pactiv Corp.*	22,292
75	Royal Gold, Inc.	3,761
489	RPM International, Inc.	9,687
122	Schnitzer Steel Industries, Inc., Class A	6,105
322	Scotts Miracle-Gro Co. (The), Class A	14,307
882	Sigma-Aldrich Corp.	46,993
9	Valhi, Inc.	161
382	Walter Energy, Inc.	30,304
		513,215
	Telecommunication Services - 0.8%

754	Crown Castle International Corp.*	27,921
981	Frontier Communications Corp.	7,799
327	Leap Wireless International, Inc.*	5,340
1,829	MetroPCS Communications, Inc.*	16,443
63	NII Holdings, Inc.*	2,297

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
841	SBA Communications Corp., Class A*	$27,778
1,077	tw telecom, inc.*	18,837
1,490	Windstream Corp.	15,898
		122,313
	Utilities - 2.0%

3,880	AES Corp. (The)*	39,848
747	Allegheny Energy, Inc.	15,284
66	American Water Works Co., Inc.	1,342
1,308	Calpine Corp.*	17,920
2,365	CenterPoint Energy, Inc.	32,211
1,111	Constellation Energy Group, Inc.	39,307
106	DPL, Inc.	2,654
1,039	EQT Corp.	40,718
121	Integrys Energy Group, Inc.	5,472
359	ITC Holdings Corp.	18,923
723	NV Energy, Inc.	8,524
141	Ormat Technologies, Inc.	4,017
2,716	PPL Corp.	70,100
		296,320
	Total Common Stocks (Cost $9,495,152)	11,094,911

Principal Amount
	U.S. Government & Agency Security (a) - 4.6%
$687,986	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $687,986)	687,986

	Repurchase Agreements (a) - 32.4%
292,210	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $292,216(b)	292,210
117,406	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $117,408(c)	117,406
156,872	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $156,875(d)	156,872
581,810	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $581,834(e)	581,810
581,810	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $581,835(f)	581,810
1,172,758	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,172,783(g)	1,172,758
775,746	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $775,779(h)	775,746
352,219	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $352,226(i)	352,219
584,421	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $584,434(j)	584,421
194,834	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $194,838(k)	194,834
	Total Repurchase Agreements (Cost $4,810,086)	4,810,086
	Total Investment Securities (Cost $14,993,224) — 111.8%	16,592,983
	Liabilities in excess of other assets — (11.8%)	(1,750,979)
	Net Assets — 100.0%	$14,842,004

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $7,460,620.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $298,054. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $119,754. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $160,009. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $593,449. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $593,448. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,196,215. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $791,263. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $359,264. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $596,111. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $198,731. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,216,851
Aggregate gross unrealized depreciation	(917,931)
Net unrealized appreciation	$298,920
Federal income tax cost of investments	$16,294,063

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$2,428,540	$(227,967)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	1,604,146	(154,440)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	11,122,156	(1,164,577)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	3,439,821	(172,669)

		$(1,719,653)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) - 75.7%
	Consumer Discretionary - 9.9%

643	1-800-Flowers.com, Inc., Class A*	$1,717
166	99 Cents Only Stores*	2,536
678	AFC Enterprises, Inc.*	7,092
1,649	American Axle & Manufacturing Holdings, Inc.*	14,792
1,166	American Greetings Corp., Class A	27,494
119	America’s Car-Mart, Inc.*	2,882
1,732	AnnTaylor Stores Corp.*	37,498
2,509	ArvinMeritor, Inc.*	36,481
951	Asbury Automotive Group, Inc.*	12,572
416	Ascent Media Corp., Class A*	11,020
509	Audiovox Corp., Class A*	4,159
2,189	Beazer Homes USA, Inc.*	10,879
2,640	Belo Corp., Class A*	19,193
204	Benihana, Inc., Class A*	1,185
37	Biglari Holdings, Inc.*	11,252
425	Bluegreen Corp.*	2,040
161	Blyth, Inc.	7,992
908	Bob Evans Farms, Inc.	26,368
186	Books-A-Million, Inc.	1,311
1,446	Borders Group, Inc.*	2,849
301	Brookfield Homes Corp.*	3,058
1,229	Brown Shoe Co., Inc.	20,500
2,608	Brunswick Corp.	45,562
61	Buckle, Inc. (The)	2,169
497	Build-A-Bear Workshop, Inc.*	4,205
1,180	Cabela’s, Inc.*	20,308
1,906	Callaway Golf Co.	16,049
60	Carmike Cinemas, Inc.*	666
360	Carter’s, Inc.*	11,002
192	Cavco Industries, Inc.*	7,010
3,184	Charming Shoppes, Inc.*	14,519
933	Christopher & Banks Corp.	8,546
281	Churchill Downs, Inc.	9,422
91	Cinemark Holdings, Inc.	1,455
328	Coldwater Creek, Inc.*	2,047
1,069	Collective Brands, Inc.*	23,924
340	Columbia Sportswear Co.	17,401
295	Conn’s, Inc.*	2,207
208	Core-Mark Holding Co., Inc.*	5,633
176	Cracker Barrel Old Country Store, Inc.	8,770
1,586	CROCS, Inc.*	16,415
210	Crown Media Holdings, Inc., Class A*	370
222	CSS Industries, Inc.	4,194
4,119	Dana Holding Corp.*	44,732
1,514	Dillard’s, Inc., Class A	43,437
987	Domino’s Pizza, Inc.*	12,831
282	Dorman Products, Inc.*	6,384
1,430	Dress Barn, Inc. (The)*	39,168
214	Drew Industries, Inc.*	4,695
338	DSW, Inc., Class A*	9,761
892	E.W. Scripps Co. (The), Class A*	7,876
7,932	Eastman Kodak Co.*	44,736
11	Einstein Noah Restaurant Group, Inc.*	142
727	Ethan Allen Interiors, Inc.	14,685
1,484	Exide Technologies*	6,322
568	Finish Line (The), Class A	9,457
172	Fisher Communications, Inc.*	2,494
829	Fred’s, Inc., Class A	11,349
55	Frisch’s Restaurants, Inc.	1,152
1,227	Furniture Brands International, Inc.*	9,607
279	G-III Apparel Group Ltd.*	7,999
476	Gaiam, Inc., Class A	3,770
1,173	Gaylord Entertainment Co.*	31,190
711	Genesco, Inc.*	22,126
417	Global Sources Ltd.*	3,153
735	Great Wolf Resorts, Inc.*	1,845
712	Group 1 Automotive, Inc.*	20,249
179	Gymboree Corp.*	7,980
1,119	Harte-Hanks, Inc.	15,286
524	Haverty Furniture Cos., Inc.	8,494
132	Hawk Corp., Class A*	3,021
882	Helen of Troy Ltd.*	22,720
319	Hooker Furniture Corp.	4,967
521	HOT Topic, Inc.	2,897
684	Hovnanian Enterprises, Inc., Class A*	4,234
2,109	Iconix Brand Group, Inc.*	34,271
70	Interval Leisure Group, Inc.*	946
851	Jackson Hewitt Tax Service, Inc.*	1,617
826	Jakks Pacific, Inc.*	12,233
490	Jo-Ann Stores, Inc.*	22,383
2,526	Jones Apparel Group, Inc.	49,611
1,215	Journal Communications, Inc., Class A*	6,124
225	Kenneth Cole Productions, Inc., Class A*	2,648
571	Knology, Inc.*	6,829
338	K-Swiss, Inc., Class A*	4,215
360	Lakes Entertainment, Inc.*	641
216	Landry’s Restaurants, Inc.*	5,178
1,522	La-Z-Boy, Inc.*	18,066
793	Leapfrog Enterprises, Inc.*	4,108
1,087	Life Time Fitness, Inc.*	40,339
795	LIN TV Corp., Class A*	5,223
608	Lithia Motors, Inc., Class A	4,967
2,473	Live Nation Entertainment, Inc.*	30,245
860	Liz Claiborne, Inc.*	5,272
212	LodgeNet Interactive Corp.*	1,128
597	Luby’s, Inc.*	2,340
480	M/I Homes, Inc.*	5,683
279	Mac-Gray Corp.	3,309
542	Marcus Corp.	5,935
292	Marine Products Corp.*	2,111
90	Martha Stewart Living Omnimedia, Class A*	540
395	McCormick & Schmick’s Seafood Restaurants, Inc.*	3,448
755	Mediacom Communications Corp., Class A*	4,024
1,461	Men’s Wearhouse, Inc. (The)	31,762
927	Meritage Homes Corp.*	19,819
1,384	Modine Manufacturing Co.*	16,082
68	Monarch Casino & Resort, Inc.*	787
211	Morgans Hotel Group Co.*	1,603
479	Movado Group, Inc.*	5,882
579	Multimedia Games, Inc.*	2,669
1,167	National CineMedia, Inc.	20,411
741	New York & Co., Inc.*	2,831
12	Nobel Learning Communities, Inc.*	79
513	O’Charleys, Inc.*	3,822
625	OfficeMax, Inc.*	11,144
604	Orbitz Worldwide, Inc.*	3,201
2,681	Orient-Express Hotels Ltd., Class A*	27,051
379	Outdoor Channel Holdings, Inc.*	2,255
117	Oxford Industries, Inc.	2,438
1,944	Pacific Sunwear of California*	7,912
121	Papa John’s International, Inc.*	3,004
1,440	PEP Boys-Manny Moe & Jack	17,755

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
277	Perry Ellis International, Inc.*	$6,665
3,407	Pier 1 Imports, Inc.*	27,086
828	Pinnacle Entertainment, Inc.*	10,019
659	Pool Corp.	15,809
450	PRIMEDIA, Inc.	1,669
3,788	Quiksilver, Inc.*	17,652
303	Raser Technologies, Inc.*	179
631	RC2 Corp.*	11,737
412	Reading International, Inc., Class A*	1,673
393	Red Lion Hotels Corp.*	2,590
349	Red Robin Gourmet Burgers, Inc.*	7,193
1,689	Regis Corp.	31,061
1,953	Rent-A-Center, Inc.*	47,302
737	Retail Ventures, Inc.*	7,422
1,923	Ruby Tuesday, Inc.*	20,691
111	Rue21, Inc.*	3,768
142	Ruth’s Hospitality Group, Inc.*	687
1,273	Ryland Group, Inc.	23,678
3,731	Saks, Inc.*	34,251
2,092	Sally Beauty Holdings, Inc.*	19,686
666	Scholastic Corp.	17,416
1,117	Sealy Corp.*	3,630
265	Shoe Carnival, Inc.*	6,644
559	Shutterfly, Inc.*	12,913
1,266	Sinclair Broadcast Group, Inc., Class A*	8,400
980	Skechers U.S.A., Inc., Class A*	36,926
202	Skyline Corp.	3,818
679	Sonic Automotive, Inc., Class A*	6,715
153	Sonic Corp.*	1,614
164	Sotheby’s	5,330
960	Spartan Motors, Inc.	4,608
386	Speedway Motorsports, Inc.	5,628
196	Sport Supply Group, Inc.	2,632
1,123	Stage Stores, Inc.	15,913
251	Standard Motor Products, Inc.	2,101
3,138	Standard Pacific Corp.*	15,847
306	Stanley Furniture Co., Inc.*	1,606
48	Stein Mart, Inc.*	383
218	Steiner Leisure Ltd.*	9,047
199	Steinway Musical Instruments, Inc.*	3,741
2,377	Stewart Enterprises, Inc., Class A	14,428
445	Stoneridge, Inc.*	4,308
37	Sturm Ruger & Co., Inc.	582
684	Superior Industries International, Inc.	10,123
195	Syms Corp.*	1,396
210	Systemax, Inc.	4,051
322	Talbots, Inc.*	4,843
1,756	Tenneco, Inc.*	38,913
437	Timberland Co. (The), Class A*	8,395
191	Town Sports International Holdings, Inc.*	567
887	Tuesday Morning Corp.*	5,020
258	U.S. Auto Parts Network, Inc.*	2,105
1,320	Unifi, Inc.*	5,214
339	Unifirst Corp.	15,255
102	Universal Electronics, Inc.*	1,991
38	Universal Travel Group*	318
870	Vail Resorts, Inc.*	36,201
257	Valassis Communications, Inc.*	9,386
180	Vitacost.com, Inc.*	1,849
149	Vitamin Shoppe, Inc.*	3,817
423	West Marine, Inc.*	4,708
750	Winnebago Industries, Inc.*	9,097
146	World Wrestling Entertainment, Inc., Class A	2,419
704	Zale Corp.*	1,901
40	Zumiez, Inc.*	685
		2,022,746
	Consumer Staples - 2.0%

10	Alico, Inc.	254
845	Alliance One International, Inc.*	3,524
179	American Italian Pasta Co., Class A*	6,965
1,164	American Oriental Bioengineering, Inc.*	3,608
538	Andersons, Inc. (The)	17,609
1,010	B&G Foods, Inc., Class A	10,706
585	Casey’s General Stores, Inc.	21,569
218	Cellu Tissue Holdings, Inc.*	1,975
1,740	Central Garden and Pet Co., Class A*	16,460
1,317	Chiquita Brands International, Inc.*	16,265
141	Diamond Foods, Inc.	5,844
370	Dole Food Co., Inc.*	3,385
715	Elizabeth Arden, Inc.*	12,155
114	Farmer Bros Co.	1,994
1,212	Fresh Del Monte Produce, Inc.*	24,240
995	Great Atlantic & Pacific Tea Co.*	5,363
97	Griffin Land & Nurseries, Inc.	2,638
882	Hain Celestial Group, Inc. (The)*	19,016
267	Harbinger Group, Inc.*	1,735
2,624	Heckmann Corp.*	14,012
22	HQ Sustainable Maritime Industries, Inc.*	108
361	Imperial Sugar Co.	3,812
376	Ingles Markets, Inc., Class A	5,711
341	Inter Parfums, Inc.	5,330
465	Mannatech, Inc.	1,176
379	Nash Finch Co.	13,686
158	National Beverage Corp.	1,887
302	Nutraceutical International Corp.*	4,267
152	Oil-Dri Corp. of America	2,987
553	Omega Protein Corp.*	2,450
587	Pantry, Inc. (The)*	8,975
1,001	Prestige Brands Holdings, Inc.*	7,728
304	Revlon, Inc., Class A*	4,210
1,044	Ruddick Corp.	34,473
288	Schiff Nutrition International, Inc.	2,045
276	Seneca Foods Corp., Class A*	8,131
420	Smart Balance, Inc.*	2,512
657	Spartan Stores, Inc.	10,013
193	Susser Holdings Corp.*	1,936
1,029	TreeHouse Foods, Inc.*	47,437
685	Universal Corp.	27,996
10	Village Super Market, Inc., Class A	269
148	WD-40 Co.	4,831
266	Weis Markets, Inc.	8,983
1,611	Winn-Dixie Stores, Inc.*	18,043
		418,313
	Energy - 4.2%

1,745	Allis-Chalmers Energy, Inc.*	5,026
218	Alon USA Energy, Inc.	1,471
235	Approach Resources, Inc.*	1,685
1,032	Atlas Energy, Inc.*	31,868
931	ATP Oil & Gas Corp.*	9,906
669	Basic Energy Services, Inc.*	5,459
1,498	Berry Petroleum Co., Class A	46,049
1,136	Bill Barrett Corp.*	36,988
171	Bolt Technology Corp.*	1,489
2,312	Boots & Coots, Inc.*	6,820
553	BPZ Resources, Inc.*	2,831

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,561	Brigham Exploration Co.*	$26,818
1,061	Bristow Group, Inc.*	34,483
700	Bronco Drilling Co., Inc.*	2,555
1,016	Cal Dive International, Inc.*	5,608
46	CARBO Ceramics, Inc.	2,976
1,131	Cheniere Energy, Inc.*	3,201
174	Clayton Williams Energy, Inc.*	7,900
534	Cloud Peak Energy, Inc.*	7,882
1,725	Complete Production Services, Inc.*	22,442
19	Contango Oil & Gas Co.*	955
39	CREDO Petroleum Corp.*	332
1,197	Crosstex Energy, Inc.*	8,092
544	Cubic Energy, Inc.*	484
630	CVR Energy, Inc.*	4,763
231	Dawson Geophysical Co.*	5,193
375	Delek U.S. Holdings, Inc.	2,486
2,467	Delta Petroleum Corp.*	2,911
1,467	DHT Holdings, Inc.	6,088
237	Endeavour International Corp.*	325
32	ENGlobal Corp.*	85
1,442	General Maritime Corp.	9,964
94	Geokinetics, Inc.*	501
260	Georesources, Inc.*	3,723
2,950	Global Industries Ltd.*	15,399
449	GMX Resources, Inc.*	3,062
344	Golar LNG Ltd.*	3,932
724	Goodrich Petroleum Corp.*	8,862
6,025	Gran Tierra Energy, Inc.*	31,812
345	Green Plains Renewable Energy, Inc.*	3,833
341	Gulf Island Fabrication, Inc.	6,230
320	GulfMark Offshore, Inc., Class A*	8,365
44	Gulfport Energy Corp.*	578
976	Harvest Natural Resources, Inc.*	7,388
3,031	Hercules Offshore, Inc.*	9,457
678	Hornbeck Offshore Services, Inc.*	10,360
3,514	International Coal Group, Inc.*	15,216
3,703	ION Geophysical Corp.*	20,107
3,655	Key Energy Services, Inc.*	34,942
506	Knightsbridge Tankers Ltd.	8,739
50	Lufkin Industries, Inc.	3,987
544	Matrix Service Co.*	5,353
323	Natural Gas Services Group, Inc.*	5,187
2,622	Newpark Resources, Inc.*	16,833
1,387	Nordic American Tanker Shipping	39,391
6,911	Oilsands Quest, Inc.*	4,970
119	OYO Geospace Corp.*	5,430
3,432	Parker Drilling Co.*	16,508
2,185	Patriot Coal Corp.*	36,424
1,342	Penn Virginia Corp.	29,376
568	Petroleum Development Corp.*	11,701
1,514	Petroquest Energy, Inc.*	9,508
183	PHI, Inc. (Non-Voting)*	3,226
1,073	Pioneer Drilling Co.*	6,363
240	Rex Energy Corp.*	2,508
226	Rex Stores Corp.*	4,068
1,546	Rosetta Resources, Inc.*	33,904
515	Ship Finance International Ltd.	9,311
1,232	Stone Energy Corp.*	16,521
532	Superior Well Services, Inc.*	8,039
1,106	Swift Energy Co.*	30,581
372	T-3 Energy Services, Inc.*	9,921
1,035	Tetra Technologies, Inc.*	10,412
96	TGC Industries, Inc.*	324
47	Toreador Resources Corp.*	331
337	Union Drilling, Inc.*	1,833
271	Uranerz Energy Corp.*	423
88	Uranium Energy Corp.*	226
3,323	USEC, Inc.*	17,545
1,615	Vaalco Energy, Inc.*	8,624
2,302	Vantage Drilling Co.*	3,637
363	Venoco, Inc.*	5,253
50	W&T Offshore, Inc.	487
953	Warren Resources, Inc.*	2,878
1,204	Western Refining, Inc.*	6,333
238	Westmoreland Coal Co.*	2,468
		867,525
	Financials - 27.0%

444	1st Source Corp.	8,538
647	Abington Bancorp, Inc.	5,745
902	Acadia Realty Trust (REIT)	16,137
138	Advance America Cash Advance Centers, Inc.	667
254	Agree Realty Corp. (REIT)	6,048
23	Alexander’s, Inc. (REIT)	7,461
121	Alliance Financial Corp./NY	3,361
1,365	Alterra Capital Holdings Ltd.	25,539
8,498	Ambac Financial Group, Inc.*	10,198
1,543	American Campus Communities, Inc. (REIT)	41,306
640	American Capital Agency Corp. (REIT)	16,806
9,952	American Capital Ltd.*	53,044
1,720	American Equity Investment Life Holding Co.	16,185
180	American National Bankshares, Inc.	3,625
246	American Physicians Capital, Inc.	7,628
188	American Physicians Service Group, Inc.	4,448
76	American Realty Investors, Inc.*	648
227	American Safety Insurance Holdings Ltd.*	3,625
689	Ameris Bancorp	7,765
558	Amerisafe, Inc.*	9,430
106	Ames National Corp.	1,978
579	Amtrust Financial Services, Inc.	7,625
3,353	Anworth Mortgage Asset Corp. (REIT)	22,733
270	Apollo Commercial Real Estate Finance, Inc. (REIT)	4,574
5,211	Apollo Investment Corp.	54,351
5,590	Ares Capital Corp.	75,689
912	Argo Group International Holdings Ltd.	27,561
106	Arrow Financial Corp.	2,701
667	Artio Global Investors, Inc.	12,333
1,355	Ashford Hospitality Trust, Inc. (REIT)*	10,772
269	Asset Acceptance Capital Corp.*	1,590
723	Associated Estates Realty Corp. (REIT)	9,912
3,186	Assured Guaranty Ltd.	53,525
2,529	Astoria Financial Corp.	37,632
69	Auburn National Bancorp., Inc.	1,366
231	Avatar Holdings, Inc.*	4,802
241	Baldwin & Lyons, Inc., Class B	5,439
193	Bancfirst Corp.	7,660
810	Banco Latinoamericano de Comercio Exterior S.A., Class E	10,465
108	Bancorp Rhode Island, Inc.	3,088
591	Bancorp, Inc. (The)/DE*	4,710
1,386	Bank Mutual Corp.	8,898
91	Bank of Kentucky Financial Corp.	1,456

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
33	Bank of Marin Bancorp	$1,029
360	Bank of the Ozarks, Inc.	12,704
634	BankFinancial Corp.	5,408
590	Banner Corp.	2,543
109	Bar Harbor Bankshares	2,905
966	Beneficial Mutual Bancorp, Inc.*	9,959
405	Berkshire Hills Bancorp, Inc.	7,387
726	BGC Partners, Inc., Class A	4,523
3,358	BioMed Realty Trust, Inc. (REIT)	57,120
370	BlackRock Kelso Capital Corp.	3,885
2,005	Boston Private Financial Holdings, Inc.	14,677
33	Bridge Bancorp, Inc.	735
1,322	Brookline Bancorp, Inc.	13,167
47	Brooklyn Federal Bancorp, Inc.	263
205	Bryn Mawr Bank Corp.	3,583
535	Calamos Asset Management, Inc., Class A	5,885
54	California First National Bancorp	685
226	Camden National Corp.	7,096
348	Cape Bancorp, Inc.*	2,481
351	Capital City Bank Group, Inc.	5,269
88	Capital Southwest Corp.	8,110
1,691	CapLease, Inc. (REIT)	8,641
2,047	Capstead Mortgage Corp. (REIT)	23,377
441	Cardinal Financial Corp.	4,631
96	Cardtronics, Inc.*	1,243
874	Cash America International, Inc.	32,294
1,332	Cathay General Bancorp	14,679
4,077	CBL & Associates Properties, Inc. (REIT)	58,260
1,411	Cedar Shopping Centers, Inc. (REIT)	9,694
365	Center Bancorp, Inc.	2,690
434	Centerstate Banks, Inc.	5,021
897	Central Pacific Financial Corp.*	2,162
104	Century Bancorp, Inc./MA, Class A	2,109
715	Chemical Financial Corp.	17,317
203	Chesapeake Lodging Trust (REIT)*	3,601
65	Cheviot Financial Corp.	517
191	Chicopee Bancorp, Inc.*	2,235
813	China Housing & Land Development, Inc.*	2,398
358	Citizens & Northern Corp.	4,525
88	Citizens Holding Co.	1,789
11,666	Citizens Republic Bancorp, Inc.*	12,833
242	Citizens, Inc./TX*	1,650
429	City Holding Co.	13,767
245	Clifton Savings Bancorp, Inc.	2,156
497	CNA Surety Corp.*	8,161
134	CNB Financial Corp./PA	1,927
7,439	CNO Financial Group, Inc.*	41,733
868	CoBiz Financial, Inc.	5,755
1,019	Cogdell Spencer, Inc. (REIT)	6,838
269	Cohen & Steers, Inc.	6,510
2,054	Colonial Properties Trust (REIT)	30,974
388	Colony Financial, Inc. (REIT)	7,058
1,152	Columbia Banking System, Inc.	25,724
968	Community Bank System, Inc.	22,119
448	Community Trust Bancorp, Inc.	12,015
933	Compass Diversified Holdings	13,454
252	CompuCredit Holdings Corp.	1,154
160	Consolidated-Tomoka Land Co.	4,760
2,196	Cousins Properties, Inc. (REIT)	16,931
519	Cowen Group, Inc., Class A*	2,460
123	Crawford & Co., Class B*	413
14	Credit Acceptance Corp.*	667
367	CreXus Investment Corp. (REIT)	4,782
2,511	CVB Financial Corp.	24,934
446	Cypress Sharpridge Investments, Inc. (REIT)	5,838
603	Danvers Bancorp, Inc.	9,546
6,043	DCT Industrial Trust, Inc. (REIT)	29,248
1,368	Delphi Financial Group, Inc., Class A	35,527
6,071	Developers Diversified Realty Corp. (REIT)	69,452
9	Diamond Hill Investment Group, Inc.	594
3,848	DiamondRock Hospitality Co. (REIT)*	35,171
764	Dime Community Bancshares	9,749
105	Dollar Financial Corp.*	2,121
343	Donegal Group, Inc., Class A	4,449
199	Doral Financial Corp.*	637
530	DuPont Fabros Technology, Inc. (REIT)	13,536
381	Dynex Capital, Inc. (REIT)	3,589
54,420	E*Trade Financial Corp.*	80,542
447	Eagle Bancorp, Inc.*	5,824
4,364	East West Bancorp, Inc.	74,188
232	Eastern Insurance Holdings, Inc.	2,547
311	EastGroup Properties, Inc. (REIT)	11,501
1,677	Education Realty Trust, Inc. (REIT)	10,666
145	EMC Insurance Group, Inc.	3,234
1,301	Employers Holdings, Inc.	20,751
398	Encore Capital Group, Inc.*	8,318
197	Enstar Group Ltd.*	12,332
162	Enterprise Bancorp, Inc./MA	1,805
177	Enterprise Financial Services Corp.	1,781
1,362	Entertainment Properties Trust (REIT)	55,760
48	Epoch Holding Corp.	569
283	Equity Lifestyle Properties, Inc. (REIT)	14,659
1,030	Equity One, Inc. (REIT)	17,685
272	ESB Financial Corp.	3,696
416	ESSA Bancorp, Inc.	5,217
303	Evercore Partners, Inc., Class A	9,878
2,555	Extra Space Storage, Inc. (REIT)	38,427
190	Farmers Capital Bank Corp.	1,296
221	FBL Financial Group, Inc., Class A	5,399
488	FBR Capital Markets Corp.*	1,976
1,913	FelCor Lodging Trust, Inc. (REIT)*	12,932
1,149	Fifth Street Finance Corp.	13,110
320	Financial Institutions, Inc.	6,106
497	First Acceptance Corp.*	900
258	First Bancorp, Inc./ME	3,798
2,376	First BanCorp./Puerto Rico	3,160
435	First Bancorp/NC	7,021
1,422	First Busey Corp.	6,669
404	First California Financial Group, Inc.*	1,188
2,515	First Commonwealth Financial Corp.	13,153
437	First Community Bancshares, Inc./VA	7,018
240	First Defiance Financial Corp.	2,599
1,710	First Financial Bancorp	27,180
282	First Financial Bankshares, Inc.	14,151
349	First Financial Corp./IN	9,894
470	First Financial Holdings, Inc.	6,589
499	First Financial Northwest, Inc.	2,400
119	First Financial Service Corp.	903
1,658	First Industrial Realty Trust, Inc. (REIT)*	11,092

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,826	First Marblehead Corp. (The)*	$5,113
754	First Merchants Corp.	6,507
220	First Mercury Financial Corp.	2,697
2,180	First Midwest Bancorp, Inc./IL	30,237
135	First of Long Island Corp. (The)	3,422
1,119	First Potomac Realty Trust (REIT)	16,449
241	First South Bancorp, Inc./NC	3,273
3,158	FirstMerit Corp.	58,865
326	Flagstar Bancorp, Inc.*	1,657
1,081	Flagstone Reinsurance Holdings S.A.	12,777
891	Flushing Financial Corp.	12,064
3,370	FNB Corp./PA	27,600
1,060	Forestar Group, Inc.*	19,451
159	Fox Chase Bancorp, Inc.*	1,709
294	FPIC Insurance Group, Inc.*	8,023
1,975	Franklin Street Properties Corp. (REIT)	24,391
86	GAMCO Investors, Inc., Class A	3,408
327	German American Bancorp, Inc.	5,219
364	Getty Realty Corp. (REIT)	8,124
2,127	Glacier Bancorp, Inc.	33,734
624	Gladstone Capital Corp.	7,032
253	Gladstone Commercial Corp. (REIT)	4,109
653	Gladstone Investment Corp.	3,494
1,825	Glimcher Realty Trust (REIT)	12,702
452	Government Properties Income Trust (REIT)	12,032
1,260	Gramercy Capital Corp./NY (REIT)*	2,003
229	Great Southern Bancorp, Inc.	5,654
833	Greenlight Capital Re Ltd., Class A*	20,225
1,552	Guaranty Bancorp*	2,312
247	Hallmark Financial Services*	2,512
545	Hampton Roads Bankshares, Inc.*	1,068
724	Hancock Holding Co.	27,679
390	Harleysville Group, Inc.	12,726
912	Harris & Harris Group, Inc.*	3,849
1,070	Hatteras Financial Corp. (REIT)	29,639
1,825	Healthcare Realty Trust, Inc. (REIT)	41,847
390	Heartland Financial USA, Inc.	6,973
1,045	Hercules Technology Growth Capital, Inc.	9,206
271	Heritage Financial Corp./WA*	4,057
47	Heritage Financial Group	577
3,581	Hersha Hospitality Trust (REIT)	17,296
2,095	Highwoods Properties, Inc. (REIT)	61,719
1,172	Hilltop Holdings, Inc.*	12,435
264	Home Bancorp, Inc.*	3,601
570	Home Bancshares, Inc./AR	13,436
494	Home Federal Bancorp, Inc./ID	7,563
1,025	Home Properties, Inc. (REIT)	49,846
1,158	Horace Mann Educators Corp.	17,798
791	Iberiabank Corp.	43,450
192	Independence Holding Co.	1,390
618	Independent Bank Corp./MA	14,968
406	Infinity Property & Casualty Corp.	19,001
2,076	Inland Real Estate Corp. (REIT)	17,293
260	International Assets Holding Corp.*	4,254
1,542	International Bancshares Corp.	30,455
688	Invesco Mortgage Capital, Inc. (REIT)	14,166
1,274	Investors Bancorp, Inc.*	17,403
2,027	Investors Real Estate Trust (REIT)	17,696
2,786	iStar Financial, Inc. (REIT)*	16,911
392	JMP Group, Inc.	2,752
125	Kansas City Life Insurance Co.	3,785
303	Kayne Anderson Energy Development Co.	4,381
551	KBW, Inc.*	13,825
433	Kearny Financial Corp.	3,806
76	Kentucky First Federal Bancorp	753
118	K-Fed Bancorp	1,180
1,547	Kilroy Realty Corp. (REIT)	50,896
1,369	Kite Realty Group Trust (REIT)	6,708
1,353	Knight Capital Group, Inc., Class A*	19,767
483	Kohlberg Capital Corp.	2,343
1,270	LaBranche & Co., Inc.*	5,398
605	Lakeland Bancorp, Inc.	6,014
469	Lakeland Financial Corp.	9,474
2,064	LaSalle Hotel Properties (REIT)	46,440
218	Legacy Bancorp, Inc.	1,910
3,133	Lexington Realty Trust (REIT)	19,456
612	LTC Properties, Inc. (REIT)	15,722
1,476	Maiden Holdings Ltd.	10,243
109	Main Street Capital Corp.	1,587
596	MainSource Financial Group, Inc.	4,953
1,552	MB Financial, Inc.	33,911
1,933	MCG Capital Corp.	10,535
1,589	Meadowbrook Insurance Group, Inc.	13,808
440	Medallion Financial Corp.	3,234
3,289	Medical Properties Trust, Inc. (REIT)	31,410
165	Mercer Insurance Group, Inc.	2,818
141	Merchants Bancshares, Inc.	3,225
289	Meridian Interstate Bancorp, Inc.*	3,312
220	Metro Bancorp, Inc.*	2,858
2,009	MF Global Holdings Ltd.*	15,469
8,289	MFA Financial, Inc. (REIT)	60,758
5,928	MGIC Investment Corp.*	55,486
442	Mid-America Apartment Communities, Inc. (REIT)	24,146
194	MidSouth Bancorp, Inc.	2,968
522	Mission West Properties, Inc. (REIT)	3,503
771	Monmouth Real Estate Investment Corp., Class A (REIT)	5,574
2,102	Montpelier Re Holdings Ltd.	32,812
640	MVC Capital, Inc.	8,243
643	Nara Bancorp, Inc.*	4,906
102	NASB Financial, Inc.	1,743
205	National Bankshares, Inc.	5,078
1,217	National Financial Partners Corp.*	16,965
728	National Health Investors, Inc. (REIT)	29,979
181	National Interstate Corp.	3,723
3,737	National Penn Bancshares, Inc.	26,122
2,364	National Retail Properties, Inc. (REIT)	51,961
67	National Western Life Insurance Co., Class A	11,189
369	Navigators Group, Inc. (The)*	15,114
1,013	NBT Bancorp, Inc.	22,235
398	Nelnet, Inc., Class A	7,880
3,158	NewAlliance Bancshares, Inc.	37,170
601	NewStar Financial, Inc.*	4,165
640	NGP Capital Resources Co.	4,666
174	Northeast Community Bancorp, Inc.	1,002
573	Northfield Bancorp, Inc.	8,331
187	Northrim BanCorp, Inc.	3,220
1,962	NorthStar Realty Finance Corp. (REIT)	6,180
1,143	Northwest Bancshares, Inc.	13,293
55	Norwood Financial Corp.	1,458

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
142	NYMAGIC, Inc.	$2,890
387	OceanFirst Financial Corp.	4,733
1,687	Ocwen Financial Corp.*	20,514
118	Ohio Valley Banc Corp.	2,394
2,578	Old National Bancorp/IN	29,595
59	Old Point Financial Corp.	742
317	Old Second Bancorp, Inc.	1,306
2,139	Omega Healthcare Investors, Inc. (REIT)	42,481
314	OmniAmerican Bancorp, Inc.*	3,636
279	Oppenheimer Holdings Inc., Class A	7,792
975	Oriental Financial Group, Inc.	13,338
62	Oritani Financial Corp.	905
99	Orrstown Financial Services, Inc.	2,418
1,381	Pacific Capital Bancorp N.A.*	2,237
544	Pacific Continental Corp.	6,033
788	PacWest Bancorp	16,422
326	Park National Corp.	21,092
639	Parkway Properties, Inc./MD (REIT)	10,767
218	Peapack Gladstone Financial Corp.	2,899
508	Pebblebrook Hotel Trust (REIT)*	10,424
925	PennantPark Investment Corp.	9,273
49	Penns Woods Bancorp, Inc.	1,449
1,446	Pennsylvania Real Estate Investment Trust (REIT)	19,940
397	PennyMac Mortgage Investment Trust (REIT)*	6,701
214	Penson Worldwide, Inc.*	1,447
309	Peoples Bancorp, Inc./OH	4,688
112	Peoples Financial Corp./MS	1,491
1,609	PHH Corp.*	35,478
3,056	Phoenix Cos, Inc. (The)*	8,618
407	Pico Holdings, Inc.*	13,549
974	Pinnacle Financial Partners, Inc.*	13,315
582	Piper Jaffray Cos.*	19,270
1,323	Platinum Underwriters Holdings Ltd.	48,700
953	PMA Capital Corp., Class A*	6,442
4,184	PMI Group, Inc. (The)*	19,623
84	Porter Bancorp, Inc.	1,193
1,433	Post Properties, Inc. (REIT)	35,940
559	Potlatch Corp. (REIT)	19,476
2,756	PremierWest Bancorp*	1,819
615	Presidential Life Corp.	6,451
518	Primus Guaranty Ltd.*	2,031
542	PrivateBancorp, Inc.	7,182
978	ProAssurance Corp.*	57,565
1,972	Prospect Capital Corp.	20,331
1,364	Prosperity Bancshares, Inc.	49,159
1,770	Provident Financial Services, Inc.	21,877
1,024	Provident New York Bancorp	9,308
20	Prudential Bancorp, Inc. of Pennsylvania	130
357	PS Business Parks, Inc. (REIT)	19,246
3,897	Radian Group, Inc.	40,061
2,331	RAIT Financial Trust (REIT)*	5,851
938	Ramco-Gershenson Properties Trust (REIT)	10,140
1,996	Redwood Trust, Inc. (REIT)	30,319
623	Renasant Corp.	8,940
251	Republic Bancorp, Inc./KY, Class A	5,811
212	Republic First Bancorp, Inc.*	630
365	Resource America, Inc., Class A	1,431
1,012	Resource Capital Corp. (REIT)	5,677
126	Rewards Network, Inc.	1,348
323	RLI Corp.	17,804
244	Rockville Financial, Inc.	2,943
145	Roma Financial Corp.	1,675
696	S&T Bancorp, Inc.	15,013
202	S. Y. Bancorp, Inc.	4,735
376	Safeguard Scientifics, Inc.*	4,249
343	Safety Insurance Group, Inc.	12,393
605	Sanders Morris Harris Group, Inc.	3,231
712	Sandy Spring Bancorp, Inc.	11,022
128	Santander BanCorp*	1,427
72	Saul Centers, Inc. (REIT)	2,761
374	SCBT Financial Corp.	13,385
641	SeaBright Holdings, Inc.	6,609
1,562	Selective Insurance Group, Inc.	24,367
249	Shore Bancshares, Inc.	3,190
259	Sierra Bancorp	3,206
230	Signature Bank/NY*	8,703
494	Simmons First National Corp., Class A	13,022
434	Smithtown Bancorp, Inc.	1,172
135	Solar Capital Ltd.	2,881
6,369	South Financial Group, Inc. (The)	1,734
319	Southside Bancshares, Inc.	6,466
568	Southwest Bancorp, Inc./OK	8,781
813	Sovran Self Storage, Inc. (REIT)	29,292
1,254	Starwood Property Trust, Inc. (REIT)	22,860
423	State Auto Financial Corp.	7,648
483	State Bancorp, Inc./NY	4,444
671	StellarOne Corp.	9,233
791	Sterling Bancorp/NY	7,570
3,033	Sterling Bancshares, Inc./TX	16,227
1,550	Sterling Financial Corp./WA*	1,318
507	Stewart Information Services Corp.	5,374
4,433	Strategic Hotels & Resorts, Inc. (REIT)*	21,722
92	Suffolk Bancorp	2,900
401	Sun Bancorp, Inc./NJ*	1,909
488	Sun Communities, Inc. (REIT)	14,435
2,903	Sunstone Hotel Investors, Inc. (REIT)*	32,020
3,833	Susquehanna Bancshares, Inc.	33,615
1,099	SVB Financial Group*	49,301
773	SWS Group, Inc.	7,761
564	Tanger Factory Outlet Centers (REIT)	23,474
236	Terreno Realty Corp. (REIT)*	4,260
323	Territorial Bancorp, Inc.	6,376
954	Texas Capital Bancshares, Inc.*	17,430
550	Thomas Weisel Partners Group, Inc.*	3,773
786	TICC Capital Corp.	6,469
169	Tompkins Financial Corp.	6,730
141	Tower Bancorp, Inc.	3,322
254	Tower Group, Inc.	5,565
688	TowneBank/VA	10,024
732	TradeStation Group, Inc.*	5,205
41	Transcontinental Realty Investors, Inc.*	384
189	Tree.com, Inc.*	1,327
311	Triangle Capital Corp.	4,348
412	Trico Bancshares	7,535
1,407	TrustCo Bank Corp NY	8,766
1,883	Trustmark Corp.	42,123
48	U.S. Global Investors, Inc., Class A	341
952	UMB Financial Corp.	37,080
208	UMH Properties, Inc. (REIT)	1,893
3,356	Umpqua Holdings Corp.	42,151
767	Union First Market Bankshares Corp.	11,950

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,085	United America Indemnity Ltd., Class A*	$8,637
1,129	United Bankshares, Inc.	30,393
2,427	United Community Banks, Inc./GA*	11,249
404	United Financial Bancorp, Inc.	5,478
655	United Fire & Casualty Co.	13,984
178	United Security Bancshares, Inc./AL	2,506
152	Universal Health Realty Income Trust (REIT)	4,951
148	Universal Insurance Holdings, Inc.	700
486	Univest Corp. of Pennsylvania	9,360
603	Urstadt Biddle Properties, Inc., Class A (REIT)	10,094
2,353	U-Store-It Trust (REIT)	19,342
172	Virtus Investment Partners, Inc.*	3,920
681	Walter Investment Management Corp. (REIT)	11,100
452	Washington Banking Co.	5,935
1,531	Washington Real Estate Investment Trust (REIT)	44,981
414	Washington Trust Bancorp, Inc.	7,556
211	Waterstone Financial, Inc.*	774
2,015	Webster Financial Corp.	38,587
680	WesBanco, Inc.	12,798
461	West Bancorp., Inc.*	3,679
376	Westamerica Bancorp.	20,932
1,356	Western Alliance Bancorp.*	10,916
875	Westfield Financial, Inc.	7,446
18	Westwood Holdings Group, Inc.	669
172	Wilber Corp.	1,116
533	Wilshire Bancorp, Inc.	5,426
444	Winthrop Realty Trust (REIT)	5,683
891	Wintrust Financial Corp.	31,773
480	World Acceptance Corp.*	17,150
209	WSFS Financial Corp.	8,429
477	Yadkin Valley Financial Corp.	2,089
		5,529,842
	Health Care - 3.3%

633	Adolor Corp.*	1,025
280	Affymetrix, Inc.*	1,834
59	AGA Medical Holdings, Inc.*	830
691	Albany Molecular Research, Inc.*	4,436
61	Alliance HealthCare Services, Inc.*	339
1,110	Allied Healthcare International, Inc.*	2,964
45	Amedisys, Inc.*	2,237
291	American Dental Partners, Inc.*	3,489
907	Amsurg Corp.*	17,959
133	Analogic Corp.	5,748
518	Angiodynamics, Inc.*	7,651
563	Arqule, Inc.*	3,440
297	Assisted Living Concepts, Inc., Class A*	9,846
31	Biodel, Inc.*	153
84	BMP Sunstone Corp.*	418
64	Cambrex Corp.*	267
104	Cantel Medical Corp.	1,783
666	Capital Senior Living Corp.*	3,303
191	Caraco Pharmaceutical Laboratories Ltd.*	1,005
525	Cardiac Science Corp.*	593
1,926	Celera Corp.*	13,617
653	Centene Corp.*	14,901
33	Chindex International, Inc.*	358
859	Conmed Corp.*	16,699
122	Continucare Corp.*	472
827	Cross Country Healthcare, Inc.*	7,038
69	CryoLife, Inc.*	357
46	Cumberland Pharmaceuticals, Inc.*	320
281	Cutera, Inc.*	2,495
289	Cynosure, Inc., Class A*	3,269
249	Enzo Biochem, Inc.*	1,322
2,201	ev3, Inc.*	41,643
521	Gentiva Health Services, Inc.*	14,395
1,441	Geron Corp.*	7,609
194	Greatbatch, Inc.*	4,090
608	Hanger Orthopedic Group, Inc.*	10,366
208	Hansen Medical, Inc.*	453
37	Harvard Bioscience, Inc.*	135
1,448	Healthspring, Inc.*	25,152
945	Healthways, Inc.*	13,400
196	Hi-Tech Pharmacal Co., Inc.*	4,504
287	Infinity Pharmaceuticals, Inc.*	2,018
484	Invacare Corp.	11,563
659	inVentiv Health, Inc.*	16,462
108	Ironwood Pharmaceuticals, Inc.*	1,268
346	Kendle International, Inc.*	4,879
1,154	Kindred Healthcare, Inc.*	17,899
524	KV Pharmaceutical Co., Class A*	702
110	Landauer, Inc.	6,701
176	LCA-Vision, Inc.*	1,320
2,188	Lexicon Pharmaceuticals, Inc.*	3,216
986	Magellan Health Services, Inc.*	40,120
805	Martek Biosciences Corp.*	14,965
102	Maxygen, Inc.*	631
462	Medcath Corp.*	4,218
86	Medical Action Industries, Inc.*	979
459	Medicines Co. (The)*	3,858
1,505	Medicis Pharmaceutical Corp., Class A	34,901
40	Medidata Solutions, Inc.*	562
271	MedQuist, Inc.	2,209
391	Molina Healthcare, Inc.*	10,760
54	Myriad Pharmaceuticals, Inc.*	217
358	Nabi Biopharmaceuticals*	1,955
133	National Healthcare Corp.	4,642
213	Natus Medical, Inc.*	3,525
556	Nighthawk Radiology Holdings, Inc.*	1,774
237	NovaMed, Inc.*	891
490	Odyssey HealthCare, Inc.*	13,014
15	Omeros Corp.*	89
134	Omnicell, Inc.*	1,755
87	OraSure Technologies, Inc.*	393
370	Owens & Minor, Inc.	11,052
145	Palomar Medical Technologies, Inc.*	1,562
1,029	Par Pharmaceutical Cos., Inc.*	28,565
192	Progenics Pharmaceuticals, Inc.*	975
535	Psychiatric Solutions, Inc.*	17,323
72	RadNet, Inc.*	213
153	RehabCare Group, Inc.*	4,451
745	Res-Care, Inc.*	8,381
1,027	RTI Biologics, Inc.*	3,656
699	Select Medical Holdings Corp.*	5,662
574	Skilled Healthcare Group, Inc., Class A*	4,724
1,289	Sun Healthcare Group, Inc.*	11,743
1,470	Sunrise Senior Living, Inc.*	6,277
629	SuperGen, Inc.*	1,516
825	Symmetry Medical, Inc.*	8,984
84	Team Health Holdings, Inc.*	1,076
716	TomoTherapy, Inc.*	2,255

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
577	Triple-S Management Corp., Class B*	$10,565
186	U.S. Physical Therapy, Inc.*	3,104
800	Universal American Corp.*	11,696
1,831	Viropharma, Inc.*	22,283
132	Vital Images, Inc.*	1,811
347	Volcano Corp.*	7,700
1,249	WellCare Health Plans, Inc.*	34,048
47	Young Innovations, Inc.	1,141
78	Zoll Medical Corp.*	2,266
		672,430
	Industrials - 12.5%

142	3D Systems Corp.*	1,954
649	A. O. Smith Corp.	30,256
1,047	AAR Corp.*	20,626
1,052	ABM Industries, Inc.	22,586
1,613	ACCO Brands Corp.*	11,388
733	Aceto Corp.	4,589
1,075	Actuant Corp., Class A	21,736
296	Acuity Brands, Inc.	12,174
636	Air Transport Services Group, Inc.*	3,574
1,387	Aircastle Ltd.	13,662
222	Alamo Group, Inc.	5,164
1,016	Alaska Air Group, Inc.*	47,447
799	Albany International Corp., Class A	15,037
683	Altra Holdings, Inc.*	8,524
264	Amerco, Inc.*	14,428
268	American Commercial Lines, Inc.*	5,462
273	American Railcar Industries, Inc.	3,868
124	American Reprographics Co.*	1,189
305	American Woodmark Corp.	7,494
272	Ameron International Corp.	17,628
125	Ampco-Pittsburgh Corp.	2,896
38	Amrep Corp.*	511
769	Apogee Enterprises, Inc.	10,505
1,250	Applied Industrial Technologies, Inc.	34,475
59	Argon ST, Inc.*	1,419
748	Arkansas Best Corp.	17,496
456	Ascent Solar Technologies, Inc.*	1,482
535	Astec Industries, Inc.*	15,980
47	Astronics Corp.*	796
151	ATC Technology Corp.*	2,824
617	Atlas Air Worldwide Holdings, Inc.*	32,251
1,255	Avis Budget Group, Inc.*	14,872
1,108	Baldor Electric Co.	39,810
1,377	Barnes Group, Inc.	25,777
227	Barrett Business Services, Inc.	3,158
228	Beacon Roofing Supply, Inc.*	4,788
1,377	Belden, Inc.	35,664
764	Blount International, Inc.*	8,152
343	BlueLinx Holdings, Inc.*	1,273
1,132	Bowne & Co., Inc.	12,531
1,417	Brady Corp., Class A	41,206
1,473	Briggs & Stratton Corp.	30,388
368	Builders FirstSource, Inc.*	1,240
287	CAI International, Inc.*	4,070
268	Cascade Corp.	8,919
320	CDI Corp.	5,110
122	Celadon Group, Inc.*	1,662
763	Ceradyne, Inc.*	16,443
98	Chart Industries, Inc.*	1,805
1,228	China BAK Battery, Inc.*	2,370
502	CIRCOR International, Inc.	14,919
947	CLARCOR, Inc.	34,338
32	Clean Harbors, Inc.*	2,028
500	Colfax Corp.*	5,965
563	Columbus McKinnon Corp.*	9,222
1,144	Comfort Systems USA, Inc.	12,607
289	Consolidated Graphics, Inc.*	13,277
326	Cornell Cos., Inc.*	8,815
298	Courier Corp.	4,717
48	CRA International, Inc.*	1,067
1,337	Curtiss-Wright Corp.	44,281
689	Deluxe Corp.	14,793
43	Diamond Management & Technology Consultants, Inc.	427
842	Dollar Thrifty Automotive Group, Inc.*	39,321
309	Ducommun, Inc.	6,109
164	Duoyuan Printing, Inc.*	1,394
242	DXP Enterprises, Inc.*	3,778
1,153	Dycom Industries, Inc.*	11,392
84	Dynamex, Inc.*	1,292
628	DynCorp International, Inc., Class A*	10,745
1,833	Eagle Bulk Shipping, Inc.*	8,780
176	Eastern Co. (The)	2,420
1,335	EMCOR Group, Inc.*	33,335
537	Encore Wire Corp.	10,606
210	Energy Conversion Devices, Inc.*	1,167
2,027	EnergySolutions, Inc.	12,669
1,193	EnerSys*	26,843
765	Ennis, Inc.	13,456
590	EnPro Industries, Inc.*	18,632
593	Esterline Technologies Corp.*	31,820
2,599	Evergreen Solar, Inc.*	2,469
1,824	Federal Signal Corp.	12,421
184	Flow International Corp.*	471
446	Forward Air Corp.	12,207
63	Franklin Covey Co.*	437
682	Franklin Electric Co., Inc.	19,887
353	FreightCar America, Inc.	9,467
109	Fuel Tech, Inc.*	668
393	FuelCell Energy, Inc.*	845
357	Furmanite Corp.*	1,749
586	Fushi Copperweld, Inc.*	5,825
547	G&K Services, Inc., Class A	13,232
761	Genco Shipping & Trading Ltd.*	14,482
323	Generac Holdings, Inc.*	3,550
298	Geo Group, Inc. (The)*	6,288
33	GeoEye, Inc.*	1,048
798	Gibraltar Industries, Inc.*	10,470
69	Global Defense Technology & Systems, Inc.*	992
157	Gorman-Rupp Co. (The)	4,451
175	GP Strategies Corp.*	1,276
2,177	GrafTech International Ltd.*	36,160
103	Graham Corp.	1,719
877	Granite Construction, Inc.	26,003
82	Great Lakes Dredge & Dock Corp.	478
641	Greenbrier Cos., Inc.*	9,173
1,285	Griffon Corp.*	15,600
807	H&E Equipment Services, Inc.*	8,062
552	Heartland Express, Inc.	8,581
502	Heidrick & Struggles International, Inc.	11,621
401	Herley Industries, Inc.*	5,714
83	Hill International, Inc.*	392
361	HNI Corp.	11,068
892	Horizon Lines, Inc., Class A	3,639
292	Houston Wire & Cable Co.	3,349
572	HUB Group, Inc., Class A*	17,503

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
168	Hurco Cos., Inc.*	$2,886
237	II-VI, Inc.*	7,944
126	Innerworkings, Inc.*	873
1,148	Insituform Technologies, Inc., Class A*	23,488
518	Insteel Industries, Inc.	6,568
167	Integrated Electrical Services, Inc.*	832
960	Interline Brands, Inc.*	19,114
162	International Shipholding Corp.	3,882
7,491	JetBlue Airways Corp.*	46,444
815	John Bean Technologies Corp.	14,010
363	Kadant, Inc.*	7,089
105	Kaman Corp.	2,571
983	Kaydon Corp.	36,902
692	Kelly Services, Inc., Class A*	10,096
847	Kforce, Inc.*	11,451
947	Kimball International, Inc., Class B	6,657
355	Knight Transportation, Inc.	7,057
1,242	Korn/Ferry International*	17,363
300	L.B. Foster Co., Class A*	8,421
82	LaBarge, Inc.*	979
470	Ladish Co., Inc.*	11,882
119	Lawson Products, Inc.	1,639
575	Layne Christensen Co.*	14,381
47	Lihua International, Inc.*	424
19	Lindsay Corp.	649
126	LMI Aerospace, Inc.*	2,189
556	LSI Industries, Inc.	3,247
317	M&F Worldwide Corp.*	9,881
433	MasTec, Inc.*	5,036
605	McGrath RentCorp.	14,133
980	Metalico, Inc.*	4,861
94	Met-Pro Corp.	887
298	Miller Industries, Inc.	4,470
59	Mine Safety Appliances Co.	1,614
110	Mistras Group, Inc.*	1,313
777	Mobile Mini, Inc.*	12,432
1,340	Moog, Inc., Class A*	44,233
1,098	Mueller Industries, Inc.	29,108
4,548	Mueller Water Products, Inc., Class A	19,693
28	Multi-Color Corp.	324
159	NACCO Industries, Inc., Class A	13,445
442	NCI Building Systems, Inc.*	5,092
658	Nordson Corp.	43,843
104	North American Galvanizing & Coating, Inc.*	779
273	Northwest Pipe Co.*	5,607
689	Old Dominion Freight Line, Inc.*	24,556
954	On Assignment, Inc.*	5,276
516	Orion Energy Systems, Inc.*	1,914
1,049	Otter Tail Corp.	20,760
1,033	Pacer International, Inc.*	8,409
14	Patriot Transportation Holding, Inc.*	1,180
265	Pike Electric Corp.*	2,616
458	Polypore International, Inc.*	9,348
96	Portec Rail Products, Inc.	1,099
381	PowerSecure International, Inc.*	3,600
6	Preformed Line Products Co.	188
460	Quanex Building Products Corp.	9,168
427	RailAmerica, Inc.*	4,770
33	RBC Bearings, Inc.*	924
1,128	Regal-Beloit Corp.	68,007
816	Republic Airways Holdings, Inc.*	4,774
726	Robbins & Myers, Inc.	16,037
731	Rush Enterprises, Inc., Class A*	11,104
469	Saia, Inc.*	7,021
316	Satcon Technology Corp.*	777
293	Sauer-Danfoss, Inc.*	4,196
443	Schawk, Inc.	7,500
360	School Specialty, Inc.*	7,736
10	Seaboard Corp.	14,260
1,531	SFN Group, Inc.*	11,727
255	Simpson Manufacturing Co., Inc.	7,451
1,645	Skywest, Inc.	24,124
179	Standard Parking Corp.*	2,776
129	Standard Register Co. (The)	515
365	Standex International Corp.	9,494
2,112	Steelcase, Inc., Class A	17,699
434	Sterling Construction Co., Inc.*	7,135
216	Sun Hydraulics Corp.	5,625
424	TAL International Group, Inc.	10,172
28	Team, Inc.*	421
547	Tecumseh Products Co., Class A*	7,149
716	Teledyne Technologies, Inc.*	28,146
271	Textainer Group Holdings Ltd.	6,653
1,041	Titan International, Inc.	11,003
31	Titan Machinery, Inc.*	402
171	Todd Shipyards Corp.	2,493
228	Towers Watson & Co., Class A	10,488
874	Tredegar Corp.	14,404
52	Trex Co., Inc.*	1,182
186	Trimas Corp.*	1,877
493	Triumph Group, Inc.	34,219
1,295	TrueBlue, Inc.*	17,211
762	Tutor Perini Corp.*	16,993
251	Twin Disc, Inc.	3,220
291	UAL Corp.*	5,823
21	Ultralife Corp.*	97
638	Ultrapetrol Bahamas Ltd.*	3,350
57	United Capital Corp.*	1,284
1,778	United Rentals, Inc.*	21,603
701	United Stationers, Inc.*	40,952
567	Universal Forest Products, Inc.	21,007
173	Universal Truckload Services, Inc.*	2,995
4,763	US Airways Group, Inc.*	42,057
68	USA Truck, Inc.*	1,023
226	Valence Technology, Inc.*	212
543	Viad Corp.	12,576
348	Vicor Corp.*	4,246
357	Volt Information Sciences, Inc.*	3,591
24	VSE Corp.	919
465	Waste Services, Inc.*	5,222
64	Watsco, Inc.	3,747
865	Watts Water Technologies, Inc., Class A	28,026
1,259	Werner Enterprises, Inc.	28,378
140	Willis Lease Finance Corp.*	1,540
348	Woodward Governor Co.	9,988
31,173	YRC Worldwide, Inc.*	11,073
		2,553,468
	Information Technology - 7.4%

536	Actel Corp.*	7,563
905	ActivIdentity Corp.*	2,072
363	Acxiom Corp.*	6,320
3,602	Adaptec, Inc.*	10,446
2,297	ADC Telecommunications, Inc.*	18,973
363	ADTRAN, Inc.	9,957
210	Advanced Energy Industries, Inc.*	2,596
451	Agilysys, Inc.	3,040
51	American Software, Inc., Class A	295
372	Anadigics, Inc.*	1,514
49	Anaren, Inc.*	707

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
54	Ancestry.com, Inc.*	$911
747	Anixter International, Inc.*	35,483
901	Arris Group, Inc.*	9,884
654	ATMI, Inc.*	10,595
1,745	Aviat Networks, Inc.*	7,695
667	Avid Technology, Inc.*	8,991
304	Bel Fuse, Inc., Class B	5,356
1,710	Benchmark Electronics, Inc.*	31,601
519	Black Box Corp.	15,305
1,902	Brooks Automation, Inc.*	15,825
618	Cabot Microelectronics Corp.*	22,681
785	CACI International, Inc., Class A*	36,298
359	Callidus Software, Inc.*	1,152
86	Ceva, Inc.*	999
875	Checkpoint Systems, Inc.*	17,421
118	China Information Security Technology, Inc.*	625
252	China Security & Surveillance Technology, Inc.*	1,179
2,032	Ciber, Inc.*	6,055
961	Cognex Corp.	18,345
682	Cogo Group, Inc.*	4,617
641	Coherent, Inc.*	22,627
690	Cohu, Inc.	9,667
181	Communications Systems, Inc.	1,982
158	Computer Task Group, Inc.*	1,221
154	CPI International, Inc.*	2,362
283	Cray, Inc.*	1,347
418	CSG Systems International, Inc.*	8,577
946	CTS Corp.	9,961
878	Cymer, Inc.*	26,577
129	Daktronics, Inc.	1,086
359	DDi Corp.*	3,159
28	Deltek, Inc.*	223
470	Digi International, Inc.*	4,343
219	Digital River, Inc.*	6,031
358	DivX, Inc.*	2,585
44	Double-Take Software, Inc.*	457
672	DSP Group, Inc.*	4,549
255	Dynamics Research Corp.*	2,726
2,738	Earthlink, Inc.	23,519
276	Echelon Corp.*	2,349
106	Echo Global Logistics, Inc.*	1,391
530	Electro Rent Corp.	7,203
808	Electro Scientific Industries, Inc.*	10,383
1,306	Electronics for Imaging, Inc.*	14,549
2,343	Emcore Corp.*	2,484
80	EMS Technologies, Inc.*	1,243
186	Emulex Corp.*	1,949
3,847	Entegris, Inc.*	20,774
1,397	Epicor Software Corp.*	12,992
103	ePlus, Inc.*	1,803
178	Euronet Worldwide, Inc.*	2,341
946	Exar Corp.*	6,622
2,626	Extreme Networks*	7,510
1,338	Fair Isaac Corp.	31,042
48	FARO Technologies, Inc.*	1,148
86	FEI Co.*	1,780
85	Formfactor, Inc.*	1,094
97	Fortinet, Inc.*	1,583
95	Global Cash Access Holdings, Inc.*	759
616	Globecomm Systems, Inc.*	4,953
545	GSI Technology, Inc.*	3,226
612	Hackett Group, Inc. (The)*	2,069
662	Harmonic, Inc.*	3,833
145	ICx Technologies, Inc.*	963
795	Imation Corp.*	8,173
460	infoGROUP, Inc.*	3,641
702	Information Services Group, Inc.*	1,797
451	Infospace, Inc.*	3,712
1,181	Insight Enterprises, Inc.*	17,172
377	Integral Systems, Inc.*	2,579
1,501	Internap Network Services Corp.*	7,685
383	Internet Brands, Inc., Class A*	3,979
448	Internet Capital Group, Inc.*	3,727
648	Intevac, Inc.*	7,458
1,489	Ipass, Inc.*	1,697
118	IXYS Corp.*	1,100
108	j2 Global Communications, Inc.*	2,499
244	JDA Software Group, Inc.*	6,520
183	Keynote Systems, Inc.	1,814
23	KVH Industries, Inc.*	300
480	L-1 Identity Solutions, Inc.*	3,571
3,125	Lattice Semiconductor Corp.*	15,500
2,411	Lawson Software, Inc.*	19,879
642	Littelfuse, Inc.*	23,208
58	LogMeIn, Inc.*	1,477
131	Mantech International Corp., Class A*	6,056
266	Marchex, Inc., Class B	1,349
43	MAXIMUS, Inc.	2,576
428	Measurement Specialties, Inc.*	6,416
422	MEMSIC, Inc.*	1,161
2,885	Mentor Graphics Corp.*	26,484
670	Mercury Computer Systems, Inc.*	7,873
996	Methode Electronics, Inc.	10,109
793	Micrel, Inc.	8,806
604	Microtune, Inc.*	1,425
1,458	MKS Instruments, Inc.*	28,956
1,277	ModusLink Global Solutions, Inc.*	9,756
354	MoneyGram International, Inc.*	931
641	Monotype Imaging Holdings, Inc.*	6,327
443	MTS Systems Corp.	12,958
1,144	Ness Technologies, Inc.*	5,972
753	Netgear, Inc.*	17,101
95	Netscout Systems, Inc.*	1,285
429	Network Equipment Technologies, Inc.*	1,935
1,069	Newport Corp.*	11,096
1,480	Omnivision Technologies, Inc.*	28,549
257	Online Resources Corp.*	1,108
1,734	Openwave Systems, Inc.*	3,728
167	Oplink Communications, Inc.*	2,391
686	Opnext, Inc.*	1,372
99	OSI Systems, Inc.*	2,601
567	Palm, Inc.*	3,232
71	PAR Technology Corp.*	481
226	Park Electrochemical Corp.	5,849
279	PC Connection, Inc.*	1,897
224	PC Mall, Inc.*	1,124
485	PC-Tel, Inc.*	2,857
619	Perficient, Inc.*	6,605
748	Pericom Semiconductor Corp.*	7,405
454	Pervasive Software, Inc.*	2,188
1,566	Photronics, Inc.*	7,924
172	Plantronics, Inc.	5,150
776	Plexus Corp.*	26,423
1,497	Polycom, Inc.*	44,955
2,056	Power-One, Inc.*	16,057
3,903	Powerwave Technologies, Inc.*	6,440
1,618	Quest Software, Inc.*	31,316
119	QuinStreet, Inc.*	1,653
1,190	RealNetworks, Inc.*	4,284
590	RF Micro Devices, Inc.*	2,832

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
277	Rimage Corp.*	$4,548
522	Rofin-Sinar Technologies, Inc.*	12,460
360	Rogers Corp.*	10,282
561	Rudolph Technologies, Inc.*	4,982
739	Scansource, Inc.*	19,051
455	Seachange International, Inc.*	3,799
247	Sigma Designs, Inc.*	2,574
788	Silicon Graphics International Corp.*	6,430
2,211	Silicon Image, Inc.*	8,070
1,085	SMART Modular Technologies WWH, Inc.*	6,662
1,475	SonicWALL, Inc.*	13,437
6,099	Sonus Networks, Inc.*	15,857
372	Spectrum Control, Inc.*	4,836
883	SRA International, Inc., Class A*	19,046
481	Standard Microsystems Corp.*	11,005
290	StarTek, Inc.*	1,305
226	Super Micro Computer, Inc.*	3,108
1,053	Support.com, Inc.*	4,402
569	Sycamore Networks, Inc.	10,026
1,290	Symmetricom, Inc.*	6,747
207	Symyx Technologies, Inc.*	1,325
70	Synchronoss Technologies, Inc.*	1,431
479	SYNNEX Corp.*	12,804
2,173	Take-Two Interactive Software, Inc.*	25,142
1,212	Technitrol, Inc.	4,666
343	TechTarget, Inc.*	2,079
1,311	Tekelec*	18,793
507	THQ, Inc.*	3,042
3,148	TIBCO Software, Inc.*	35,919
231	Tier Technologies, Inc., Class B*	1,816
1,664	Trident Microsystems, Inc.*	2,812
1,974	TriQuint Semiconductor, Inc.*	13,857
2,345	TTM Technologies, Inc.*	27,132
1,180	Unisys Corp.*	27,376
2,472	United Online, Inc.	16,847
3,348	UTStarcom, Inc.*	6,897
174	VASCO Data Security International, Inc.*	1,108
520	Veeco Instruments, Inc.*	19,848
441	Virage Logic Corp.*	4,375
100	Virtusa Corp.*	864
780	Web.com Group, Inc.*	2,956
849	X-Rite, Inc.*	2,929
374	Zoran Corp.*	3,613
440	Zygo Corp.*	3,529
		1,527,811
	Materials - 5.0%

842	A. Schulman, Inc.	18,713
492	A.M. Castle & Co.*	7,316
10	AEP Industries, Inc.*	251
271	Allied Nevada Gold Corp.*	5,187
541	AMCOL International Corp.	14,585
506	American Vanguard Corp.	4,033
621	Ampal-American Israel Corp., Class A*	1,068
624	Arch Chemicals, Inc.	21,378
455	Boise, Inc.*	2,794
597	Brush Engineered Materials, Inc.*	15,080
1,143	Buckeye Technologies, Inc.*	13,853
201	BWAY Holding Co.*	4,012
1,677	Century Aluminum Co.*	17,625
157	Chase Corp.	1,835
916	China Precision Steel, Inc.*	1,576
307	Clearwater Paper Corp.*	18,798
2,580	Coeur d’Alene Mines Corp.*	38,958
70	Deltic Timber Corp.	3,237
1,228	Domtar Corp.*	75,154
2,545	Ferro Corp.*	22,930
1,884	General Moly, Inc.*	7,084
329	General Steel Holdings, Inc.*	905
291	Graham Packaging Co., Inc.*	3,646
3,303	Graphic Packaging Holding Co.*	10,437
1,437	H.B. Fuller Co.	30,651
14	Hawkins, Inc.	377
356	Haynes International, Inc.	11,303
1,782	Headwaters, Inc.*	7,039
6,997	Hecla Mining Co.*	37,644
1,281	Horsehead Holding Corp.*	13,361
509	Innophos Holdings, Inc.	14,527
699	Innospec, Inc.*	8,696
428	Kaiser Aluminum Corp.	16,020
972	KapStone Paper and Packaging Corp.*	10,741
222	Koppers Holdings, Inc.	6,014
212	Kraton Performance Polymers, Inc.*	4,346
3,713	Louisiana-Pacific Corp.*	31,561
554	Minerals Technologies, Inc.	29,611
931	Myers Industries, Inc.	8,360
433	Neenah Paper, Inc.	8,201
23	NL Industries, Inc.	159
2,088	Olin Corp.	40,027
268	Olympic Steel, Inc.	7,386
904	OM Group, Inc.*	26,984
1,346	P. H. Glatfelter Co.	15,614
380	Paramount Gold and Silver Corp.*	589
2,246	PolyOne Corp.*	22,438
325	Quaker Chemical Corp.	8,980
142	Rock-Tenn Co., Class A	7,307
1,457	Rockwood Holdings, Inc.*	37,795
888	RTI International Metals, Inc.*	23,541
523	Schweitzer-Mauduit International, Inc.	28,870
1,441	Sensient Technologies Corp.	39,901
832	ShengdaTech, Inc.*	4,909
751	Silgan Holdings, Inc.	21,426
3,520	Solutia, Inc.*	53,328
904	Spartech Corp.*	12,032
18	Stepan Co.	1,298
1,045	Stillwater Mining Co.*	13,836
129	STR Holdings, Inc.*	2,736
241	Sutor Technology Group Ltd.*	530
698	Texas Industries, Inc.	25,337
2,359	U.S. Gold Corp.*	9,318
12	United States Lime & Minerals, Inc.*	468
199	Universal Stainless & Alloy*	4,101
805	Wausau Paper Corp.*	7,028
577	Westlake Chemical Corp.	12,238
151	Worthington Industries, Inc.	2,223
1,505	WR Grace & Co.*	38,573
821	Zoltek Cos., Inc.*	7,857
		1,025,736
	Telecommunication Services - 0.2%

264	Atlantic Tele-Network, Inc.	11,038
4,910	Cincinnati Bell, Inc.*	15,614
330	Consolidated Communications Holdings, Inc.	5,699
533	General Communication, Inc., Class A*	3,054

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
122	Global Crossing Ltd.*	$1,661
411	Premiere Global Services, Inc.*	3,280
422	SureWest Communications*	2,587
346	Syniverse Holdings, Inc.*	6,847
66	USA Mobility, Inc.	929
		50,709
	Utilities - 4.2%

867	Allete, Inc.	29,929
546	American States Water Co.	18,766
183	Artesian Resources Corp., Class A	3,277
1,616	Avista Corp.	31,189
1,147	Black Hills Corp.	32,907
536	California Water Service Group	19,205
345	Central Vermont Public Service Corp.	6,928
467	CH Energy Group, Inc.	18,162
276	Chesapeake Utilities Corp.	8,299
1,786	Cleco Corp.	47,275
235	Connecticut Water Service, Inc.	4,888
288	Consolidated Water Co., Ltd.	3,453
1,329	El Paso Electric Co.*	26,341
1,133	Empire District Electric Co. (The)	20,666
1,394	IDACORP, Inc.	46,072
655	Laclede Group, Inc. (The)	21,674
683	MGE Energy, Inc.	24,124
397	Middlesex Water Co.	6,677
1,044	New Jersey Resources Corp.	37,010
1,337	Nicor, Inc.	54,028
784	Northwest Natural Gas Co.	34,472
1,063	NorthWestern Corp.	27,999
109	Pennichuck Corp.	2,324
2,038	Piedmont Natural Gas Co., Inc.	51,786
2,562	PNM Resources, Inc.	31,615
2,222	Portland General Electric Co.	42,018
382	SJW Corp.	9,237
779	South Jersey Industries, Inc.	34,190
1,322	Southwest Gas Corp.	39,158
727	Southwest Water Co.	7,488
509	U.S. Geothermal, Inc.*	428
867	UIL Holdings Corp.	21,918
1,053	Unisource Energy Corp.	32,517
311	Unitil Corp.	6,481
1,483	WGL Holdings, Inc.	50,199
227	York Water Co.	2,958
		855,658
	Total Common Stocks (Cost $15,070,371)	15,524,238

Principal Amount
	U.S. Government & Agency Security (a) - 5.0%
$1,034,942	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,034,942)	1,034,942

	Repurchase Agreements (a) - 35.3%
439,177	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $439,186(b)	439,177
177,973	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $177,977(c)	177,973
238,756	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $238,761(d)	238,756
866,840	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $866,875(e)	866,840
866,840	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $866,877(f)	866,840
1,773,977	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,774,014(g)	1,773,977
1,155,787	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,155,836(h)	1,155,787
533,920	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $533,931(i)	533,920
878,353	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $878,373(j)	878,353
299,883	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $299,890(k)	299,883
	Total Repurchase Agreements (Cost $7,231,506)	7,231,506
	Total Investment Securities (Cost $23,336,819) — 116.0%	23,790,686
	Liabilities in excess of other assets — (16.0%)	(3,288,513)
	Net Assets — 100.0%	$20,502,173

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $12,756,500.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $447,961. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $181,532. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $243,531. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $884,182. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $884,179. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,809,459. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,178,906. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $544,599. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $895,922. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $305,882. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,867,555
Aggregate gross unrealized depreciation	(3,553,190)
Net unrealized depreciation	$(685,635)
Federal income tax cost of investments	$24,476,321

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$1,704,579	$(371,822)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	1,818,387	(313,759)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	15,446,603	(1,975,749)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	6,518,053	(413,117)

		$(3,074,447)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) - 64.3%
	Consumer Discretionary - 11.5%

120	1-800-Flowers.com, Inc., Class A*	$320
1,105	99 Cents Only Stores*	16,884
64	AFC Enterprises, Inc.*	669
504	Ambassadors Group, Inc.	5,892
874	American Apparel, Inc.*	1,381
486	American Public Education, Inc.*	19,873
158	America’s Car-Mart, Inc.*	3,827
573	Amerigon, Inc.*	5,054
686	Ameristar Casinos, Inc.	12,362
710	Arbitron, Inc.	21,627
253	ArvinMeritor, Inc.*	3,679
1,460	Bally Technologies, Inc.*	62,050
641	bebe stores, inc.	4,391
168	Benihana, Inc., Class A*	976
577	Big 5 Sporting Goods Corp.	8,534
525	BJ’s Restaurants, Inc.*	12,175
339	Blue Nile, Inc.*	15,899
12	Blyth, Inc.	596
20	Books-A-Million, Inc.	141
372	Bridgepoint Education, Inc.*	8,024
628	Buckle, Inc. (The)	22,325
482	Buffalo Wild Wings, Inc.*	17,786
518	California Pizza Kitchen, Inc.*	9,443
390	Capella Education Co.*	33,505
183	Caribou Coffee Co., Inc.*	1,839
240	Carmike Cinemas, Inc.*	2,664
302	Carrols Restaurant Group, Inc.*	1,894
1,193	Carter’s, Inc.*	36,458
741	Cato Corp. (The), Class A	17,584
617	CEC Entertainment, Inc.*	24,951
207	Charming Shoppes, Inc.*	944
1,610	Cheesecake Factory, Inc. (The)*	41,055
204	Cherokee, Inc.	4,180
592	Children’s Place Retail Stores, Inc. (The)*	27,901
116	China Automotive Systems, Inc.*	2,103
909	ChinaCast Education Corp.*	6,008
115	Christopher & Banks Corp.	1,053
782	Cinemark Holdings, Inc.	12,504
393	Citi Trends, Inc.*	13,393
1,308	CKE Restaurants, Inc.	16,167
1,557	CKX, Inc.*	8,252
848	Coinstar, Inc.*	45,504
1,233	Coldwater Creek, Inc.*	7,694
749	Collective Brands, Inc.*	16,763
1,580	Cooper Tire & Rubber Co.	29,878
71	Core-Mark Holding Co., Inc.*	1,923
2,145	Corinthian Colleges, Inc.*	28,722
134	CPI Corp.	3,761
447	Cracker Barrel Old Country Store, Inc.	22,274
808	CROCS, Inc.*	8,363
102	Crown Media Holdings, Inc., Class A*	180
352	Deckers Outdoor Corp.*	50,941
2,576	Denny’s Corp.*	8,140
126	Destination Maternity Corp.*	3,384
471	DineEquity, Inc.*	15,906
93	Domino’s Pizza, Inc.*	1,209
49	Dorman Products, Inc.*	1,109
379	Dover Downs Gaming & Entertainment, Inc.	1,224
385	Dress Barn, Inc. (The)*	10,545
298	Drew Industries, Inc.*	6,538
2,467	Drugstore.com, Inc.*	8,462
19	DSW, Inc., Class A*	549
118	Einstein Noah Restaurant Group, Inc.*	1,526
619	Finish Line (The), Class A	10,306
1,257	Fossil, Inc.*	47,138
322	Fred’s, Inc., Class A	4,408
9	Frisch’s Restaurants, Inc.	189
367	Fuel Systems Solutions, Inc.*	9,810
328	Fuqi International, Inc.*	3,034
136	G-III Apparel Group Ltd.*	3,899
55	Global Sources Ltd.*	416
423	Grand Canyon Education, Inc.*	10,389
79	Great Wolf Resorts, Inc.*	198
620	Gymboree Corp.*	27,640
27	Hawk Corp., Class A*	618
341	hhgregg, Inc.*	10,233
766	Hibbett Sports, Inc.*	19,740
708	HOT Topic, Inc.	3,936
770	Hovnanian Enterprises, Inc., Class A*	4,766
1,065	HSN, Inc.*	28,702
997	Interval Leisure Group, Inc.*	13,479
520	iRobot Corp.*	11,159
416	Isle of Capri Casinos, Inc.*	4,143
1,348	J. Crew Group, Inc.*	61,523
1,530	Jack in the Box, Inc.*	34,333
264	Jo-Ann Stores, Inc.*	12,060
490	JoS. A. Bank Clothiers, Inc.*	29,733
664	K12, Inc.*	16,613
333	Kirkland’s, Inc.*	7,166
279	Knology, Inc.*	3,337
1,567	Krispy Kreme Doughnuts, Inc.*	5,798
396	K-Swiss, Inc., Class A*	4,938
175	Lakes Entertainment, Inc.*	312
192	Leapfrog Enterprises, Inc.*	995
201	Learning Tree International, Inc.*	2,380
94	Life Time Fitness, Inc.*	3,488
260	Lincoln Educational Services Corp.*	6,196
1,488	Live Nation Entertainment, Inc.*	18,198
1,769	Liz Claiborne, Inc.*	10,844
412	LodgeNet Interactive Corp.*	2,192
1,090	Lululemon Athletica, Inc.*	44,537
387	Lumber Liquidators Holdings, Inc.*	11,420
58	M/I Homes, Inc.*	687
54	Mac-Gray Corp.	640
506	Maidenform Brands, Inc.*	11,709
47	Marcus Corp.	515
628	Martha Stewart Living Omnimedia, Class A*	3,768
816	Matthews International Corp., Class A	26,422
39	McCormick & Schmick’s Seafood Restaurants, Inc.*	340
368	Mediacom Communications Corp., Class A*	1,961
73	Men’s Wearhouse, Inc. (The)	1,587
376	Midas, Inc.*	3,756
178	Monarch Casino & Resort, Inc.*	2,061
447	Monro Muffler Brake, Inc.	17,607
391	Morgans Hotel Group Co.*	2,970
189	Multimedia Games, Inc.*	871
71	National CineMedia, Inc.	1,242
128	National Presto Industries, Inc.	12,447
258	NIVS IntelliMedia Technology Group, Inc.*	673
99	Nobel Learning Communities, Inc.*	654
823	NutriSystem, Inc.	18,312

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,478	OfficeMax, Inc.*	$26,353
429	Orbitz Worldwide, Inc.*	2,274
46	Outdoor Channel Holdings, Inc.*	274
420	Overstock.com, Inc.*	9,450
231	Oxford Industries, Inc.	4,814
636	P.F. Chang’s China Bistro, Inc.	27,647
475	Papa John’s International, Inc.*	11,794
305	Peet’s Coffee & Tea, Inc.*	11,849
625	PetMed Express, Inc.	12,325
860	Pinnacle Entertainment, Inc.*	10,406
574	Playboy Enterprises, Inc., Class B*	2,175
821	Polaris Industries, Inc.	48,193
699	Pool Corp.	16,769
182	Pre-Paid Legal Services, Inc.*	8,430
39	PRIMEDIA, Inc.	145
570	Princeton Review, Inc.*	1,368
1,473	Raser Technologies, Inc.*	869
978	RCN Corp.*	14,205
91	Reading International, Inc., Class A*	369
99	Red Robin Gourmet Burgers, Inc.*	2,040
253	Rentrak Corp.*	5,961
81	Rue21, Inc.*	2,750
624	Ruth’s Hospitality Group, Inc.*	3,020
622	Sally Beauty Holdings, Inc.*	5,853
197	Sealy Corp.*	640
1,438	Shuffle Master, Inc.*	11,935
84	Shutterfly, Inc.*	1,940
1,593	Smith & Wesson Holding Corp.*	6,938
209	Sonic Automotive, Inc., Class A*	2,067
1,489	Sonic Corp.*	15,709
1,646	Sotheby’s	53,495
69	Sport Supply Group, Inc.	927
261	Standard Motor Products, Inc.	2,185
642	Stein Mart, Inc.*	5,117
193	Steiner Leisure Ltd.*	8,010
631	Steven Madden Ltd.*	21,267
477	Sturm Ruger & Co., Inc.	7,508
83	Systemax, Inc.	1,601
504	Talbots, Inc.*	7,580
2,007	Tempur-Pedic International, Inc.*	66,632
1,340	Texas Roadhouse, Inc.*	19,564
710	Timberland Co. (The), Class A*	13,639
347	Town Sports International Holdings, Inc.*	1,031
962	Tractor Supply Co.	65,185
679	True Religion Apparel, Inc.*	18,747
1,678	Tupperware Brands Corp.	71,298
30	U.S. Auto Parts Network, Inc.*	245
741	Ulta Salon Cosmetics & Fragrance, Inc.*	18,955
888	Under Armour, Inc., Class A*	29,917
72	Unifirst Corp.	3,240
273	Universal Electronics, Inc.*	5,329
529	Universal Technical Institute, Inc.*	12,987
290	Universal Travel Group*	2,424
1,056	Valassis Communications, Inc.*	38,565
36	Value Line, Inc.	713
132	Vitacost.com, Inc.*	1,356
109	Vitamin Shoppe, Inc.*	2,793
506	Volcom, Inc.*	10,100
1,227	Warnaco Group, Inc. (The)*	52,258
2,599	Wet Seal, Inc. (The), Class A*	10,656
187	Weyco Group, Inc.	4,299
100	Winnebago Industries, Inc.*	1,213
1,318	Wolverine World Wide, Inc.	37,827
481	Wonder Auto Technology, Inc.*	3,997
454	World Wrestling Entertainment, Inc., Class A	7,523
803	Youbet.com, Inc.*	1,999
507	Zumiez, Inc.*	8,680
		2,266,870
	Consumer Staples - 2.4%

817	AgFeed Industries, Inc.*	2,745
86	Alico, Inc.	2,184
1,619	Alliance One International, Inc.*	6,751
275	American Dairy, Inc.*	4,659
399	American Italian Pasta Co., Class A*	15,525
599	American Oriental Bioengineering, Inc.*	1,857
32	Arden Group, Inc., Class A	2,850
361	B&G Foods, Inc., Class A	3,827
236	Boston Beer Co., Inc., Class A*	15,588
279	Calavo Growers, Inc.	4,456
363	Cal-Maine Foods, Inc.	11,750
832	Casey’s General Stores, Inc.	30,676
24	Cellu Tissue Holdings, Inc.*	217
279	China Sky One Medical, Inc.*	3,532
256	China-Biotics, Inc.*	3,666
113	Coca-Cola Bottling Co. Consolidated	5,623
2,204	Darling International, Inc.*	17,632
457	Diamond Foods, Inc.	18,943
623	Dole Food Co., Inc.*	5,701
76	Farmer Bros Co.	1,329
426	Female Health Co. (The)	2,488
291	Hain Celestial Group, Inc. (The)*	6,274
265	HQ Sustainable Maritime Industries, Inc.*	1,299
72	Inter Parfums, Inc.	1,125
380	J&J Snack Foods Corp.	16,883
514	Lancaster Colony Corp.	28,095
744	Lance, Inc.	14,359
130	Lifeway Foods, Inc.*	1,361
348	Medifast, Inc.*	10,917
148	National Beverage Corp.	1,767
1,325	Nu Skin Enterprises, Inc., Class A	38,107
18	Nutraceutical International Corp.*	254
146	Orchids Paper Products Co.*	2,003
424	Overhill Farms, Inc.*	2,603
70	Pantry, Inc. (The)*	1,070
428	Pricesmart, Inc.	10,276
247	Revlon, Inc., Class A*	3,421
206	Ruddick Corp.	6,802
625	Sanderson Farms, Inc.	34,281
41	Schiff Nutrition International, Inc.	291
1,298	Smart Balance, Inc.*	7,762
2,391	Star Scientific, Inc.*	3,658
31	Susser Holdings Corp.*	311
482	Synutra International, Inc.*	9,524
667	Tootsie Roll Industries, Inc.	16,702
1,151	United Natural Foods, Inc.*	35,739
50	Universal Corp.	2,044
168	USANA Health Sciences, Inc.*	6,292
1,041	Vector Group Ltd.	16,344
158	Village Super Market, Inc., Class A	4,247
308	WD-40 Co.	10,053
54	Weis Markets, Inc.	1,824
646	Zhongpin, Inc.*	7,855
		465,542
	Energy - 2.5%

21	Alon USA Energy, Inc.	142

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
245	Apco Oil and Gas International, Inc.	$6,921
109	Approach Resources, Inc.*	781
1,024	Arena Resources, Inc.*	33,669
874	Atlas Energy, Inc.*	26,989
220	ATP Oil & Gas Corp.*	2,341
77	Bolt Technology Corp.*	671
1,979	BPZ Resources, Inc.*	10,132
1,702	Brigham Exploration Co.*	29,240
280	Cal Dive International, Inc.*	1,546
475	CARBO Ceramics, Inc.	30,732
823	Carrizo Oil & Gas, Inc.*	14,600
482	Cheniere Energy, Inc.*	1,364
955	Clean Energy Fuels Corp.*	14,249
336	Cloud Peak Energy, Inc.*	4,959
308	Contango Oil & Gas Co.*	15,486
153	CREDO Petroleum Corp.*	1,302
232	Cubic Energy, Inc.*	206
46	CVR Energy, Inc.*	348
2,531	Delta Petroleum Corp.*	2,987
779	Dril-Quip, Inc.*	37,945
3,559	Endeavour International Corp.*	4,876
469	ENGlobal Corp.*	1,248
3,495	Evergreen Energy, Inc.*	668
1,138	FX Energy, Inc.*	4,097
177	Geokinetics, Inc.*	943
430	GMX Resources, Inc.*	2,933
555	Golar LNG Ltd.*	6,344
19	Gulf Island Fabrication, Inc.	347
320	GulfMark Offshore, Inc., Class A*	8,365
663	Gulfport Energy Corp.*	8,705
326	Hercules Offshore, Inc.*	1,017
258	ION Geophysical Corp.*	1,401
29	Isramco, Inc.*	1,479
740	James River Coal Co.*	11,870
353	Lufkin Industries, Inc.	28,145
207	Matrix Service Co.*	2,037
2,186	McMoRan Exploration Co.*	23,499
32	Natural Gas Services Group, Inc.*	514
1,122	Northern Oil and Gas, Inc.*	16,190
192	Panhandle Oil and Gas, Inc., Class A	4,827
189	PHI, Inc. (Non-Voting)*	3,332
265	Pioneer Drilling Co.*	1,571
15	PrimeEnergy Corp.*	299
589	Rex Energy Corp.*	6,155
755	RPC, Inc.	8,524
727	Ship Finance International Ltd.	13,144
2,058	Sulphco, Inc.*	671
1,691	Syntroleum Corp.*	3,467
459	Teekay Tankers Ltd., Class A	5,026
1,079	Tetra Technologies, Inc.*	10,855
289	TGC Industries, Inc.*	977
626	Toreador Resources Corp.*	4,407
1,151	Uranerz Energy Corp.*	1,796
1,427	Uranium Energy Corp.*	3,667
98	Vaalco Energy, Inc.*	523
155	Venoco, Inc.*	2,243
865	W&T Offshore, Inc.	8,425
1,030	Warren Resources, Inc.*	3,111
59	Westmoreland Coal Co.*	612
1,058	Willbros Group, Inc.*	9,829
1,580	World Fuel Services Corp.	41,127
392	Zion Oil & Gas, Inc.*	2,058
		497,934
	Financials - 3.7%

246	Acadia Realty Trust (REIT)	4,401
1,104	Advance America Cash Advance Centers, Inc.	5,332
34	Alexander’s, Inc. (REIT)	11,029
25	American Safety Insurance Holdings Ltd.*	399
79	Ames National Corp.	1,474
84	Amtrust Financial Services, Inc.	1,106
23	Apollo Commercial Real Estate Finance, Inc. (REIT)	390
155	Arrow Financial Corp.	3,949
136	Artio Global Investors, Inc.	2,515
157	Asset Acceptance Capital Corp.*	928
94	Associated Estates Realty Corp. (REIT)	1,289
409	Assured Guaranty Ltd.	6,871
109	Bank of Marin Bancorp	3,398
23	Bank of the Ozarks, Inc.	812
583	BGC Partners, Inc., Class A	3,632
137	Bridge Bancorp, Inc.	3,050
384	Brookline Bancorp, Inc.	3,825
40	Brooklyn Federal Bancorp, Inc.	224
41	Bryn Mawr Bank Corp.	717
40	Calamos Asset Management, Inc., Class A	440
359	Cardinal Financial Corp.	3,769
271	Cardtronics, Inc.*	3,509
896	Cathay General Bancorp	9,874
104	Centerstate Banks, Inc.	1,203
17	Chesapeake Lodging Trust (REIT)*	302
16	Cheviot Financial Corp.	127
26	Citizens Holding Co.	529
673	Citizens, Inc./TX*	4,590
39	City Holding Co.	1,252
26	Clifton Savings Bancorp, Inc.	229
110	CNB Financial Corp./PA	1,582
217	Cohen & Steers, Inc.	5,251
33	Colony Financial, Inc. (REIT)	600
206	CompuCredit Holdings Corp.	943
106	Cowen Group, Inc., Class A*	502
446	Crawford & Co., Class B*	1,499
149	Credit Acceptance Corp.*	7,103
32	CreXus Investment Corp. (REIT)	417
38	Cypress Sharpridge Investments, Inc. (REIT)	497
39	Danvers Bancorp, Inc.	617
56	Diamond Hill Investment Group, Inc.	3,694
551	Dollar Financial Corp.*	11,130
434	Duff & Phelps Corp., Class A	5,855
546	DuPont Fabros Technology, Inc. (REIT)	13,945
437	EastGroup Properties, Inc. (REIT)	16,160
626	eHealth, Inc.*	8,288
144	Enterprise Financial Services Corp.	1,449
297	Epoch Holding Corp.	3,522
421	Equity Lifestyle Properties, Inc. (REIT)	21,808
113	Evercore Partners, Inc., Class A	3,684
1,213	EZCORP, Inc., Class A*	22,210
147	FBL Financial Group, Inc., Class A	3,591
43	FBR Capital Markets Corp.*	174
616	First Cash Financial Services, Inc.*	12,954
302	First Financial Bankshares, Inc.	15,154
183	First Mercury Financial Corp.	2,244
23	First of Long Island Corp. (The)	583
113	GAMCO Investors, Inc., Class A	4,478
220	Getty Realty Corp. (REIT)	4,910

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,739	GFI Group, Inc.	$10,521
1,472	Gleacher & Co., Inc.*	5,800
39	Government Properties Income Trust (REIT)	1,038
61	Great Southern Bancorp, Inc.	1,506
29	Hallmark Financial Services*	295
102	Hancock Holding Co.	3,899
11	Heritage Financial Group	135
111	International Assets Holding Corp.*	1,816
60	Invesco Mortgage Capital, Inc. (REIT)	1,235
106	Investors Bancorp, Inc.*	1,448
119	Investors Real Estate Trust (REIT)	1,039
37	JMP Group, Inc.	260
434	KBW, Inc.*	10,889
94	Kearny Financial Corp.	826
12	Kentucky First Federal Bancorp	119
1,266	Knight Capital Group, Inc., Class A*	18,496
52	Kohlberg Capital Corp.	252
197	Life Partners Holdings, Inc.	3,983
66	LTC Properties, Inc. (REIT)	1,696
167	Main Street Capital Corp.	2,432
850	MarketAxess Holdings, Inc.	12,546
58	Metro Bancorp, Inc.*	753
773	MF Global Holdings Ltd.*	5,952
402	Mid-America Apartment Communities, Inc. (REIT)	21,961
302	Nara Bancorp, Inc.*	2,304
35	National Health Investors, Inc. (REIT)	1,441
155	Nelnet, Inc., Class A	3,069
197	NewStar Financial, Inc.*	1,365
440	Omega Healthcare Investors, Inc. (REIT)	8,738
34	OmniAmerican Bancorp, Inc.*	394
1,132	optionsXpress Holdings, Inc.*	18,169
215	Oritani Financial Corp.	3,137
80	Orrstown Financial Services, Inc.	1,954
18	Park National Corp.	1,165
36	Peapack Gladstone Financial Corp.	479
44	Pebblebrook Hotel Trust (REIT)*	903
59	Penns Woods Bancorp, Inc.	1,745
34	PennyMac Mortgage Investment Trust (REIT)*	574
329	Penson Worldwide, Inc.*	2,224
328	Phoenix Cos, Inc. (The)*	925
237	Pico Holdings, Inc.*	7,890
455	Portfolio Recovery Associates, Inc.*	31,149
558	Potlatch Corp. (REIT)	19,441
929	PrivateBancorp, Inc.	12,309
83	Prudential Bancorp, Inc. of Pennsylvania	540
156	PS Business Parks, Inc. (REIT)	8,410
206	Pzena Investment Management, Inc., Class A	1,444
92	QC Holdings, Inc.	336
268	Redwood Trust, Inc. (REIT)	4,071
24	Republic Bancorp, Inc./KY, Class A	556
57	Rewards Network, Inc.	610
590	Riskmetrics Group, Inc.*	12,762
208	RLI Corp.	11,465
92	Roma Financial Corp.	1,063
124	S. Y. Bancorp, Inc.	2,907
204	Safeguard Scientifics, Inc.*	2,305
44	Safety Insurance Group, Inc.	1,590
107	Saul Centers, Inc. (REIT)	4,103
879	Signature Bank/NY*	33,261
28	Solar Capital Ltd.	598
85	Southside Bancshares, Inc.	1,728
108	Starwood Property Trust, Inc. (REIT)	1,969
806	Stifel Financial Corp.*	40,840
174	Suffolk Bancorp	5,484
103	SVB Financial Group*	4,621
45	SWS Group, Inc.	452
568	Tanger Factory Outlet Centers (REIT)	23,640
327	Tejon Ranch Co.*	8,011
20	Terreno Realty Corp. (REIT)*	361
35	Territorial Bancorp, Inc.	691
90	Texas Capital Bancshares, Inc.*	1,644
57	Thomas Weisel Partners Group, Inc.*	391
90	Tompkins Financial Corp.	3,584
962	Tower Group, Inc.	21,077
229	TradeStation Group, Inc.*	1,628
768	TrustCo Bank Corp NY	4,785
302	U.S. Global Investors, Inc., Class A	2,144
59	UMH Properties, Inc. (REIT)	537
74	United Financial Bancorp, Inc.	1,003
159	Universal Health Realty Income Trust (REIT)	5,179
220	Universal Insurance Holdings, Inc.	1,041
272	ViewPoint Financial Group	4,319
173	Washington Real Estate Investment Trust (REIT)	5,083
442	Westamerica Bancorp.	24,606
134	Westwood Holdings Group, Inc.	4,978
33	Wilshire Bancorp, Inc.	336
		740,434
	Health Care - 15.5%

587	Abaxis, Inc.*	13,213
825	Abiomed, Inc.*	8,044
731	Accelrys, Inc.*	5,022
1,063	Accuray, Inc.*	6,484
1,019	Acorda Therapeutics, Inc.*	35,033
219	Acura Pharmaceuticals, Inc.*	736
668	Adolor Corp.*	1,082
466	Affymax, Inc.*	10,252
1,641	Affymetrix, Inc.*	10,749
314	AGA Medical Holdings, Inc.*	4,415
291	Air Methods Corp.*	9,583
1,512	Akorn, Inc.*	4,370
1,562	Align Technology, Inc.*	23,305
2,533	Alkermes, Inc.*	28,762
648	Alliance HealthCare Services, Inc.*	3,603
200	Allied Healthcare International, Inc.*	534
1,934	Allos Therapeutics, Inc.*	13,847
215	Almost Family, Inc.*	7,820
966	Alnylam Pharmaceuticals, Inc.*	15,263
1,048	Alphatec Holdings, Inc.*	5,586
563	AMAG Pharmaceuticals, Inc.*	17,926
692	Amedisys, Inc.*	34,406
221	America Service Group, Inc.	4,066
301	American Caresource Holdings, Inc.*	542
147	American Dental Partners, Inc.*	1,763
1,978	American Medical Systems Holdings, Inc.*	44,624
1,418	AMERIGROUP Corp.*	50,935
495	Amicus Therapeutics, Inc.*	1,480
875	AMN Healthcare Services, Inc.*	7,280

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
222	Analogic Corp.	$9,595
185	Angiodynamics, Inc.*	2,732
483	Ardea Biosciences, Inc.*	12,089
2,710	Arena Pharmaceuticals, Inc.*	8,347
2,916	Ariad Pharmaceuticals, Inc.*	11,197
599	Arqule, Inc.*	3,660
1,420	Array Biopharma, Inc.*	5,424
558	ARYx Therapeutics, Inc.*	329
898	athenahealth, Inc.*	22,234
40	Atrion Corp.	5,454
1,388	ATS Medical, Inc.*	5,496
1,240	Auxilium Pharmaceuticals, Inc.*	35,687
1,943	AVANIR Pharmaceuticals, Inc., Class A*	4,644
2,572	AVI BioPharma, Inc.*	3,678
657	BioCryst Pharmaceuticals, Inc.*	4,652
379	Biodel, Inc.*	1,865
315	BioDelivery Sciences International, Inc.*	917
366	BioMimetic Therapeutics, Inc.*	4,458
634	Bio-Reference Labs, Inc.*	14,500
1,039	BioScrip, Inc.*	6,743
102	Biospecifics Technologies Corp.*	2,469
791	BMP Sunstone Corp.*	3,931
456	Bovie Medical Corp.*	1,664
1,310	Bruker Corp.*	16,683
659	Cadence Pharmaceuticals, Inc.*	5,226
725	Cambrex Corp.*	3,023
241	Cantel Medical Corp.	4,131
104	Caraco Pharmaceutical Laboratories Ltd.*	547
60	Cardiac Science Corp.*	68
637	CardioNet, Inc.*	4,918
255	Cardiovascular Systems, Inc.*	1,219
1,730	Cardium Therapeutics, Inc.*	875
983	Catalyst Health Solutions, Inc.*	37,639
447	Celera Corp.*	3,160
17,619	Cell Therapeutics, Inc.*	6,345
671	Celldex Therapeutics, Inc.*	4,502
701	Centene Corp.*	15,997
1,553	Cepheid, Inc.*	27,768
847	Chelsea Therapeutics International, Inc.*	2,753
605	Chemed Corp.	34,431
327	Chindex International, Inc.*	3,551
872	Clarient, Inc.*	2,642
357	Clinical Data, Inc.*	5,880
261	Computer Programs & Systems, Inc.	11,226
818	Conceptus, Inc.*	13,652
674	Continucare Corp.*	2,608
175	Cornerstone Therapeutics, Inc.*	973
189	Corvel Corp.*	6,704
75	Cross Country Healthcare, Inc.*	638
695	CryoLife, Inc.*	3,600
1,545	Cubist Pharmaceuticals, Inc.*	33,217
175	Cumberland Pharmaceuticals, Inc.*	1,218
1,977	Curis, Inc.*	6,228
101	Cutera, Inc.*	897
733	Cyberonics, Inc.*	12,871
1,020	Cypress Bioscience, Inc.*	4,202
1,171	Cytokinetics, Inc.*	3,419
783	Cytori Therapeutics, Inc.*	3,641
867	Delcath Systems, Inc.*	13,473
1,373	Depomed, Inc.*	4,682
1,519	DexCom, Inc.*	15,995
474	Dionex Corp.*	37,327
3,999	Discovery Laboratories, Inc.*	1,725
2,325	Durect Corp.*	5,905
2,411	Dyax Corp.*	6,341
1,506	Eclipsys Corp.*	28,847
778	Emergency Medical Services Corp., Class A*	41,677
437	Emergent Biosolutions, Inc.*	6,883
531	Emeritus Corp.*	10,774
1,294	Endologix, Inc.*	5,875
295	Ensign Group, Inc. (The)	5,378
603	EnteroMedics, Inc.*	217
657	Enzo Biochem, Inc.*	3,489
1,594	Enzon Pharmaceuticals, Inc.*	17,056
1,141	eResearchTechnology, Inc.*	9,060
218	Exactech, Inc.*	3,778
2,853	Exelixis, Inc.*	14,779
377	Genomic Health, Inc.*	5,655
451	Genoptix, Inc.*	12,024
303	Gentiva Health Services, Inc.*	8,372
1,306	Geron Corp.*	6,896
446	Greatbatch, Inc.*	9,402
511	GTx, Inc.*	1,037
687	Haemonetics Corp.*	37,057
1,813	Halozyme Therapeutics, Inc.*	13,289
126	Hanger Orthopedic Group, Inc.*	2,148
789	Hansen Medical, Inc.*	1,720
624	Harvard Bioscience, Inc.*	2,278
637	Health Grades, Inc.*	4,319
2,501	HealthSouth Corp.*	49,670
47	Healthways, Inc.*	666
191	HeartWare International, Inc.*	11,298
3,311	Hemispherx Biopharma, Inc.*	2,175
52	Hi-Tech Pharmacal Co., Inc.*	1,195
693	HMS Holdings Corp.*	37,602
4,901	Human Genome Sciences, Inc.*	121,349
323	ICU Medical, Inc.*	10,278
916	Idenix Pharmaceuticals, Inc.*	3,582
580	Idera Pharmaceuticals, Inc.*	2,181
1,888	Immucor, Inc.*	37,080
1,812	Immunogen, Inc.*	16,054
1,750	Immunomedics, Inc.*	6,090
1,626	Impax Laboratories, Inc.*	34,268
2,332	Incyte Corp.*	30,059
220	Infinity Pharmaceuticals, Inc.*	1,547
3,350	Insmed, Inc.*	2,713
1,645	Inspire Pharmaceuticals, Inc.*	9,352
943	Insulet Corp.*	13,740
505	Integra LifeSciences Holdings Corp.*	19,897
1,193	InterMune, Inc.*	10,785
336	Invacare Corp.	8,027
299	inVentiv Health, Inc.*	7,469
431	IPC The Hospitalist Co., Inc.*	12,615
481	IRIS International, Inc.*	5,002
416	Ironwood Pharmaceuticals, Inc.*	4,884
2,496	Isis Pharmaceuticals, Inc.*	22,963
890	ISTA Pharmaceuticals, Inc.*	2,456
1,417	Javelin Pharmaceuticals, Inc.*	2,395
84	Kendle International, Inc.*	1,184
196	Kensey Nash Corp.*	4,528
523	KV Pharmaceutical Co., Class A*	701
151	Landauer, Inc.	9,199
271	Lannett Co., Inc.*	1,352
282	LCA-Vision, Inc.*	2,115
2,310	Lexicon Pharmaceuticals, Inc.*	3,396
406	LHC Group, Inc.*	12,505
3,037	Ligand Pharmaceuticals, Inc., Class B*	4,677

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,110	Luminex Corp.*	$19,014
464	MAKO Surgical Corp.*	6,111
1,549	MannKind Corp.*	8,612
242	MAP Pharmaceuticals, Inc.*	3,611
159	Martek Biosciences Corp.*	2,956
1,359	Masimo Corp.	30,088
253	Matrixx Initiatives, Inc.*	1,199
484	Maxygen, Inc.*	2,996
1,057	MedAssets, Inc.*	23,983
301	Medical Action Industries, Inc.*	3,425
998	Medicines Co. (The)*	8,388
213	Medicis Pharmaceutical Corp., Class A	4,939
158	Medidata Solutions, Inc.*	2,220
769	Medivation, Inc.*	9,013
596	MELA Sciences, Inc.*	4,494
1,012	Merge Healthcare, Inc.*	2,297
1,086	Meridian Bioscience, Inc.	18,983
748	Merit Medical Systems, Inc.*	11,437
599	Metabolix, Inc.*	8,685
925	Metropolitan Health Networks, Inc.*	3,746
1,806	Micromet, Inc.*	10,999
422	Micrus Endovascular Corp.*	7,292
455	Molecular Insight Pharmaceuticals, Inc.*	628
1,052	Momenta Pharmaceuticals, Inc.*	13,960
289	MWI Veterinary Supply, Inc.*	14,164
591	Myriad Pharmaceuticals, Inc.*	2,376
870	Nabi Biopharmaceuticals*	4,750
343	Nanosphere, Inc.*	1,883
94	National Healthcare Corp.	3,281
44	National Research Corp.	1,056
557	Natus Medical, Inc.*	9,218
2,481	Nektar Therapeutics*	30,343
532	Neogen Corp.*	13,678
1,263	Neurocrine Biosciences, Inc.*	5,052
277	NeurogesX, Inc.*	2,172
321	NovaMed, Inc.*	1,207
1,920	Novavax, Inc.*	4,627
1,578	NPS Pharmaceuticals, Inc.*	10,399
1,041	NuVasive, Inc.*	40,880
617	NxStage Medical, Inc.*	8,632
463	Obagi Medical Products, Inc.*	5,885
438	Odyssey HealthCare, Inc.*	11,633
169	Omeros Corp.*	1,000
725	Omnicell, Inc.*	9,497
117	OncoGenex Pharmaceutical, Inc.*	1,756
1,654	Onyx Pharmaceuticals, Inc.*	36,868
1,172	Opko Health, Inc.*	2,321
887	Optimer Pharmaceuticals, Inc.*	9,464
1,151	OraSure Technologies, Inc.*	5,203
712	Orexigen Therapeutics, Inc.*	3,873
458	Orthofix International N.V.*	14,606
1,772	Orthovita, Inc.*	5,502
449	Osiris Therapeutics, Inc.*	2,752
1,340	Owens & Minor, Inc.	40,026
988	OXiGENE, Inc.*	797
931	Pain Therapeutics, Inc.*	5,437
352	Palomar Medical Technologies, Inc.*	3,791
1,542	Parexel International Corp.*	34,394
3,202	PDL BioPharma, Inc.	17,195
675	Pharmasset, Inc.*	19,885
817	PharMerica Corp.*	13,399
1,078	Phase Forward, Inc.*	18,143
749	Poniard Pharmaceuticals, Inc.*	809
701	Pozen, Inc.*	5,384
543	Progenics Pharmaceuticals, Inc.*	2,758
985	Protalix BioTherapeutics, Inc.*	5,979
283	Providence Service Corp. (The)*	4,638
1,591	PSS World Medical, Inc.*	36,450
1,022	Psychiatric Solutions, Inc.*	33,092
632	Quality Systems, Inc.	37,313
1,538	Questcor Pharmaceuticals, Inc.*	14,565
690	Quidel Corp.*	8,073
717	RadNet, Inc.*	2,122
1,689	Regeneron Pharmaceuticals, Inc.*	48,255
522	RehabCare Group, Inc.*	15,185
823	Repligen Corp.*	2,922
426	Repros Therapeutics, Inc.*	243
1,335	Rigel Pharmaceuticals, Inc.*	8,704
268	Rochester Medical Corp.*	2,790
457	Rockwell Medical Technologies, Inc.*	2,527
523	RTI Biologics, Inc.*	1,862
1,488	Salix Pharmaceuticals Ltd.*	53,464
1,186	Sangamo Biosciences, Inc.*	5,396
1,389	Santarus, Inc.*	4,014
1,785	Savient Pharmaceuticals, Inc.*	21,491
958	Sciclone Pharmaceuticals, Inc.*	3,324
2,230	Seattle Genetics, Inc.*	29,503
270	Select Medical Holdings Corp.*	2,187
1,639	Sequenom, Inc.*	10,047
816	SIGA Technologies, Inc.*	5,671
454	Sirona Dental Systems, Inc.*	16,063
323	Somanetics Corp.*	5,820
390	SonoSite, Inc.*	11,345
862	Spectranetics Corp.*	5,138
1,158	Spectrum Pharmaceuticals, Inc.*	4,667
3,172	StemCells, Inc.*	3,235
829	Stereotaxis, Inc.*	3,084
1,567	STERIS Corp.	49,878
288	Sucampo Pharmaceuticals, Inc., Class A*	1,103
1,014	SuperGen, Inc.*	2,444
413	SurModics, Inc.*	7,025
212	Symmetry Medical, Inc.*	2,309
309	Synovis Life Technologies, Inc.*	4,505
523	Synta Pharmaceuticals Corp.*	1,637
334	Team Health Holdings, Inc.*	4,279
1,663	Theravance, Inc.*	21,137
1,513	Thoratec Corp.*	66,375
587	TomoTherapy, Inc.*	1,849
352	TranS1, Inc.*	1,130
208	Transcend Services, Inc.*	2,708
28	Triple-S Management Corp., Class B*	513
143	U.S. Physical Therapy, Inc.*	2,387
86	Utah Medical Products, Inc.	2,273
714	Vanda Pharmaceuticals, Inc.*	5,219
434	Vascular Solutions, Inc.*	4,813
1,239	Vical, Inc.*	4,126
415	Viropharma, Inc.*	5,051
169	Virtual Radiologic Corp.*	2,853
266	Vital Images, Inc.*	3,650
2,153	Vivus, Inc.*	27,257
980	Volcano Corp.*	21,746
878	West Pharmaceutical Services, Inc.	34,549
1,019	Wright Medical Group, Inc.*	16,742
799	XenoPort, Inc.*	7,934
103	Young Innovations, Inc.	2,500
495	Zoll Medical Corp.*	14,380
1,241	Zymogenetics, Inc.*	5,771
		3,065,933

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Industrials - 9.4%

346	3D Systems Corp.*	$4,761
334	AAON, Inc.	8,243
88	AAR Corp.*	1,734
278	ABM Industries, Inc.	5,969
903	Acacia Research - Acacia Technologies*	13,590
840	Actuant Corp., Class A	16,985
887	Acuity Brands, Inc.	36,482
565	Administaff, Inc.	13,633
1,488	Advanced Battery Technologies, Inc.*	4,881
415	Advisory Board Co. (The)*	15,405
356	Aerovironment, Inc.*	8,914
913	Air Transport Services Group, Inc.*	5,131
3,606	AirTran Holdings, Inc.*	20,338
55	Alaska Air Group, Inc.*	2,569
411	Allegiant Travel Co.	22,724
96	Altra Holdings, Inc.*	1,198
863	American Reprographics Co.*	8,276
244	American Science & Engineering, Inc.	17,097
1,164	American Superconductor Corp.*	35,688
114	Ampco-Pittsburgh Corp.	2,641
681	APAC Customer Services, Inc.*	4,406
51	Apogee Enterprises, Inc.	697
348	Applied Signal Technology, Inc.	6,139
199	Argan, Inc.*	2,143
309	Argon ST, Inc.*	7,431
93	Ascent Solar Technologies, Inc.*	302
205	Astronics Corp.*	3,473
393	ATC Technology Corp.*	7,349
1,590	Avis Budget Group, Inc.*	18,842
325	AZZ, Inc.	11,999
397	Badger Meter, Inc.	15,709
243	Baldor Electric Co.	8,731
1,002	Beacon Roofing Supply, Inc.*	21,042
335	Blount International, Inc.*	3,574
929	Broadwind Energy, Inc.*	2,053
802	Builders FirstSource, Inc.*	2,703
1,175	CBIZ, Inc.*	7,755
37	CDI Corp.	591
482	Celadon Group, Inc.*	6,565
1,435	Cenveo, Inc.*	10,590
672	Chart Industries, Inc.*	12,378
376	China Fire & Security Group, Inc.*	4,606
506	CLARCOR, Inc.	18,348
546	Clean Harbors, Inc.*	34,611
182	Colfax Corp.*	2,171
914	Corporate Executive Board Co. (The)	29,604
533	CoStar Group, Inc.*	21,730
248	CRA International, Inc.*	5,511
418	Cubic Corp.	15,207
745	Deluxe Corp.	15,995
600	Diamond Management & Technology Consultants, Inc.	5,958
394	DigitalGlobe, Inc.*	11,020
803	Dolan Media Co. (The)*	9,877
70	Duoyuan Printing, Inc.*	595
185	Dynamex, Inc.*	2,845
344	Dynamic Materials Corp.	5,473
93	DynCorp International, Inc., Class A*	1,591
554	EMCOR Group, Inc.*	13,833
1,367	Ener1, Inc.*	4,757
1,036	Energy Conversion Devices, Inc.*	5,755
899	Energy Recovery, Inc.*	3,218
186	EnergySolutions, Inc.	1,163
376	EnerNOC, Inc.*	10,566
702	ESCO Technologies, Inc.	18,371
259	Esterline Technologies Corp.*	13,898
2,678	Evergreen Solar, Inc.*	2,544
365	Exponent, Inc.*	10,034
1,053	Flow International Corp.*	2,696
1,875	Force Protection, Inc.*	8,334
372	Forward Air Corp.	10,182
284	Franklin Covey Co.*	1,968
375	Fuel Tech, Inc.*	2,299
1,600	FuelCell Energy, Inc.*	3,440
657	Furmanite Corp.*	3,219
1,350	GenCorp, Inc.*	7,020
210	Generac Holdings, Inc.*	2,308
995	Genesee & Wyoming, Inc., Class A*	35,810
1,100	Geo Group, Inc. (The)*	23,210
536	GeoEye, Inc.*	17,029
60	Global Defense Technology & Systems, Inc.*	862
242	Gorman-Rupp Co. (The)	6,861
264	GP Strategies Corp.*	1,925
1,251	GrafTech International Ltd.*	20,779
178	Graham Corp.	2,971
124	Granite Construction, Inc.	3,677
998	Great Lakes Dredge & Dock Corp.	5,813
844	GT Solar International, Inc.*	4,608
426	Harbin Electric, Inc.*	8,452
1,383	Hawaiian Holdings, Inc.*	9,847
1,088	Healthcare Services Group, Inc.	21,880
851	Heartland Express, Inc.	13,229
772	HEICO Corp.	30,795
68	Heritage-Crystal Clean, Inc.*	575
1,527	Herman Miller, Inc.	29,364
2,588	Hexcel Corp.*	41,330
591	Hill International, Inc.*	2,790
876	HNI Corp.	26,858
208	Houston Wire & Cable Co.	2,386
477	HUB Group, Inc., Class A*	14,596
20	Hurco Cos., Inc.*	344
577	Huron Consulting Group, Inc.*	13,513
298	ICF International, Inc.*	6,684
452	II-VI, Inc.*	15,151
545	Innerworkings, Inc.*	3,777
1,301	Interface, Inc., Class A	15,332
592	Kaman Corp.	14,498
74	Kelly Services, Inc., Class A*	1,080
1,210	Knight Transportation, Inc.	24,055
1,260	Knoll, Inc.	18,635
73	Korn/Ferry International*	1,021
263	LaBarge, Inc.*	3,140
58	Lihua International, Inc.*	523
313	Lindsay Corp.	10,695
116	LMI Aerospace, Inc.*	2,015
412	Marten Transport Ltd.*	9,175
1,004	MasTec, Inc.*	11,677
88	McGrath RentCorp.	2,056
306	Met-Pro Corp.	2,889
210	Michael Baker Corp.*	7,615
437	Middleby Corp.*	24,607
661	Mine Safety Appliances Co.	18,085
168	Mistras Group, Inc.*	2,006
246	Mobile Mini, Inc.*	3,936
252	Multi-Color Corp.	2,918
462	MYR Group, Inc.*	7,618

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,337	Navigant Consulting, Inc.*	$16,204
83	NCI Building Systems, Inc.*	956
304	Nordson Corp.	20,256
246	North American Galvanizing & Coating, Inc.*	1,843
1,700	Odyssey Marine Exploration, Inc.*	1,887
121	Old Dominion Freight Line, Inc.*	4,312
74	Omega Flex, Inc.	975
104	On Assignment, Inc.*	575
1,512	Orbital Sciences Corp.*	23,995
717	Orion Marine Group, Inc.*	10,898
22	Patriot Transportation Holding, Inc.*	1,855
1,448	Perma-Fix Environmental Services*	2,563
204	Pike Electric Corp.*	2,014
395	PMFG, Inc.*	5,945
191	Polypore International, Inc.*	3,898
91	Portec Rail Products, Inc.	1,042
208	Powell Industries, Inc.*	6,114
132	PowerSecure International, Inc.*	1,247
54	Preformed Line Products Co.	1,691
297	Primoris Services Corp.	2,034
592	Quanex Building Products Corp.	11,799
203	RailAmerica, Inc.*	2,268
429	Raven Industries, Inc.	15,195
552	RBC Bearings, Inc.*	15,456
184	Republic Airways Holdings, Inc.*	1,076
1,207	Resources Connection, Inc.*	19,481
53	Robbins & Myers, Inc.	1,171
1,175	Rollins, Inc.	24,981
1,314	RSC Holdings, Inc.*	9,605
193	Rush Enterprises, Inc., Class A*	2,932
1,596	Satcon Technology Corp.*	3,926
35	Sauer-Danfoss, Inc.*	501
177	School Specialty, Inc.*	3,804
791	Simpson Manufacturing Co., Inc.	23,113
241	SmartHeat, Inc.*	1,504
38	Standard Parking Corp.*	589
353	Standard Register Co. (The)	1,409
308	Stanley, Inc.*	11,378
37	Sterling Construction Co., Inc.*	608
137	Sun Hydraulics Corp.	3,568
1,013	SYKES Enterprises, Inc.*	17,484
21	TAL International Group, Inc.	504
1,659	Taser International, Inc.*	7,416
479	Team, Inc.*	7,204
317	Teledyne Technologies, Inc.*	12,461
500	Tennant Co.	16,745
1,614	Tetra Tech, Inc.*	36,581
319	Titan Machinery, Inc.*	4,134
936	Towers Watson & Co., Class A	43,056
366	Trex Co., Inc.*	8,323
244	Trimas Corp.*	2,462
4,213	UAL Corp.*	84,302
305	Ultralife Corp.*	1,403
486	US Ecology, Inc.	6,877
147	USA Truck, Inc.*	2,211
1,141	Valence Technology, Inc.*	1,073
60	Viad Corp.	1,390
207	Vicor Corp.*	2,525
87	VSE Corp.	3,333
55	Waste Services, Inc.*	618
655	Watsco, Inc.	38,350
1,301	Woodward Governor Co.	37,339
		1,860,629
	Information Technology - 16.7%

736	3PAR, Inc.*	7,824
939	ACI Worldwide, Inc.*	17,944
1,091	Acme Packet, Inc.*	31,977
214	Actel Corp.*	3,020
408	ActivIdentity Corp.*	934
1,198	Actuate Corp.*	5,379
1,490	Acxiom Corp.*	25,941
508	ADC Telecommunications, Inc.*	4,196
1,152	ADTRAN, Inc.	31,599
1,151	Advanced Analogic Technologies, Inc.*	3,982
694	Advanced Energy Industries, Inc.*	8,578
410	Advent Software, Inc.*	17,728
549	American Software, Inc., Class A	3,179
2,929	Amkor Technology, Inc.*	19,946
1,356	Anadigics, Inc.*	5,519
345	Anaren, Inc.*	4,978
158	Ancestry.com, Inc.*	2,665
121	Anixter International, Inc.*	5,747
1,766	Applied Micro Circuits Corp.*	19,470
193	Archipelago Learning, Inc.*	2,800
493	ArcSight, Inc.*	10,678
2,342	Ariba, Inc.*	35,247
2,504	Arris Group, Inc.*	27,469
4,187	Art Technology Group, Inc.*	15,659
1,687	Aruba Networks, Inc.*	22,606
836	AsiaInfo Holdings, Inc.*	17,915
1,804	Atheros Communications, Inc.*	61,336
248	ATMI, Inc.*	4,018
152	Avid Technology, Inc.*	2,049
199	Benchmark Electronics, Inc.*	3,678
951	BigBand Networks, Inc.*	2,710
1,175	Blackbaud, Inc.	26,496
893	Blackboard, Inc.*	35,756
1,115	Blue Coat Systems, Inc.*	23,939
721	Bottomline Technologies, Inc.*	11,810
1,149	Brightpoint, Inc.*	8,537
67	Cabot Microelectronics Corp.*	2,459
92	CACI International, Inc., Class A*	4,254
366	Callidus Software, Inc.*	1,175
221	Cass Information Systems, Inc.	7,010
972	Cavium Networks, Inc.*	25,836
480	Ceva, Inc.*	5,578
249	Checkpoint Systems, Inc.*	4,958
661	China Information Security Technology, Inc.*	3,503
949	China Security & Surveillance Technology, Inc.*	4,441
232	China TransInfo Technology Corp.*	1,506
1,749	Cirrus Logic, Inc.*	24,862
1,144	Cogent, Inc.*	10,204
192	Cognex Corp.	3,665
1,116	CommVault Systems, Inc.*	25,155
451	Compellent Technologies, Inc.*	5,800
258	Computer Task Group, Inc.*	1,994
578	comScore, Inc.*	8,890
754	Comtech Telecommunications Corp.*	21,723
573	Comverge, Inc.*	5,466
1,066	Concur Technologies, Inc.*	45,092
642	Constant Contact, Inc.*	13,777
57	CPI International, Inc.*	874
660	Cray, Inc.*	3,142
563	CSG Systems International, Inc.*	11,553
47	CTS Corp.	495
1,852	Cybersource Corp.*	47,578
781	Daktronics, Inc.	6,576
59	DDi Corp.*	519

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,007	DealerTrack Holdings, Inc.*	$16,142
466	Deltek, Inc.*	3,719
574	DemandTec, Inc.*	3,507
662	DG FastChannel, Inc.*	28,115
422	Dice Holdings, Inc.*	3,342
234	Digi International, Inc.*	2,162
825	Digital River, Inc.*	22,720
900	Diodes, Inc.*	17,784
545	DivX, Inc.*	3,935
420	Double-Take Software, Inc.*	4,364
466	DTS, Inc.*	15,392
351	Earthlink, Inc.	3,015
604	Ebix, Inc.*	9,229
619	Echelon Corp.*	5,268
57	Echo Global Logistics, Inc.*	748
175	eLoyalty Corp.*	1,169
335	EMS Technologies, Inc.*	5,206
2,054	Emulex Corp.*	21,526
1,415	Entropic Communications, Inc.*	7,556
868	EPIQ Systems, Inc.*	9,939
6	ePlus, Inc.*	105
3	Equinix, Inc.*	261
1,142	Euronet Worldwide, Inc.*	15,017
86	Exar Corp.*	602
400	ExlService Holdings, Inc.*	6,648
921	FalconStor Software, Inc.*	2,588
405	FARO Technologies, Inc.*	9,684
924	FEI Co.*	19,127
1,246	Formfactor, Inc.*	16,036
418	Forrester Research, Inc.*	13,113
247	Fortinet, Inc.*	4,031
1,801	Gartner, Inc.*	44,575
863	Global Cash Access Holdings, Inc.*	6,895
507	GSE Systems, Inc.*	2,489
813	GSI Commerce, Inc.*	22,894
554	Hackett Group, Inc. (The)*	1,873
1,964	Harmonic, Inc.*	11,372
1,004	Heartland Payment Systems, Inc.	16,496
574	Hittite Microwave Corp.*	26,249
239	Hughes Communications, Inc.*	6,207
175	ICx Technologies, Inc.*	1,162
609	iGate Corp.	7,113
76	Imation Corp.*	781
210	Imergent, Inc.	844
749	Immersion Corp.*	3,977
2,250	Infinera Corp.*	15,840
499	infoGROUP, Inc.*	3,950
2,456	Informatica Corp.*	63,365
529	Infospace, Inc.*	4,354
574	Innodata Isogen, Inc.*	1,584
159	Insight Enterprises, Inc.*	2,312
122	Integral Systems, Inc.*	834
338	Interactive Intelligence, Inc.*	6,060
1,172	InterDigital, Inc.*	30,589
1,663	Intermec, Inc.*	18,359
387	Internet Brands, Inc., Class A*	4,021
578	Internet Capital Group, Inc.*	4,809
619	IPG Photonics Corp.*	10,412
693	Isilon Systems, Inc.*	9,466
841	Ixia*	8,410
527	IXYS Corp.*	4,912
1,098	j2 Global Communications, Inc.*	25,408
2,246	Jack Henry & Associates, Inc.	53,994
670	JDA Software Group, Inc.*	17,902
604	Kenexa Corp.*	8,595
164	Keynote Systems, Inc.	1,625
805	Knot, Inc. (The)*	6,021
1,808	Kopin Corp.*	6,473
1,831	Kulicke & Soffa Industries, Inc.*	12,744
380	KVH Industries, Inc.*	4,955
1,570	L-1 Identity Solutions, Inc.*	11,681
256	Lattice Semiconductor Corp.*	1,270
1,500	Lawson Software, Inc.*	12,367
881	Limelight Networks, Inc.*	3,824
1,538	Lionbridge Technologies, Inc.*	8,351
402	Liquidity Services, Inc.*	5,331
1,180	LivePerson, Inc.*	7,623
147	LogMeIn, Inc.*	3,743
540	LoopNet, Inc.*	5,918
287	Loral Space & Communications, Inc.*	11,463
618	Manhattan Associates, Inc.*	17,891
468	Mantech International Corp., Class A*	21,636
287	Marchex, Inc., Class B	1,455
430	MAXIMUS, Inc.	25,757
601	Maxwell Technologies, Inc.*	7,122
33	MEMSIC, Inc.*	91
234	Mentor Graphics Corp.*	2,148
692	MercadoLibre, Inc.*	35,894
109	Methode Electronics, Inc.	1,106
495	Micrel, Inc.	5,497
2,175	Microsemi Corp.*	33,669
243	MicroStrategy, Inc., Class A*	18,726
849	Microtune, Inc.*	2,004
2,376	Microvision, Inc.*	6,344
1,206	MIPS Technologies, Inc.*	5,970
67	ModusLink Global Solutions, Inc.*	512
1,891	MoneyGram International, Inc.*	4,973
965	Monolithic Power Systems, Inc.*	18,518
4,133	Move, Inc.*	8,679
48	MTS Systems Corp.	1,404
263	Multi-Fineline Electronix, Inc.*	6,951
174	NCI, Inc., Class A*	3,818
833	Net 1 UEPS Technologies, Inc.*	11,929
1,264	Netezza Corp.*	16,470
239	Netgear, Inc.*	5,428
1,376	Netlogic Microsystems, Inc.*	39,587
573	Netscout Systems, Inc.*	7,753
447	NetSuite, Inc.*	6,294
393	Network Equipment Technologies, Inc.*	1,772
1,351	NIC, Inc.	8,781
816	Novatel Wireless, Inc.*	5,018
125	NVE Corp.*	5,811
448	Online Resources Corp.*	1,931
85	OpenTable, Inc.*	3,513
661	Openwave Systems, Inc.*	1,421
398	Oplink Communications, Inc.*	5,699
351	Opnet Technologies, Inc.	5,627
124	Opnext, Inc.*	248
328	OSI Systems, Inc.*	8,617
3,917	Palm, Inc.*	22,327
154	PAR Technology Corp.*	1,043
3,106	Parametric Technology Corp.*	51,187
344	Park Electrochemical Corp.	8,903
981	Parkervision, Inc.*	1,727
74	PC Mall, Inc.*	371
66	PC-Tel, Inc.*	389
402	Pegasystems, Inc.	12,024
155	Perficient, Inc.*	1,654
938	Phoenix Technologies Ltd.*	2,786
1,155	Plantronics, Inc.	34,581
354	Plexus Corp.*	12,054

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
992	PLX Technology, Inc.*	$4,801
890	Polycom, Inc.*	26,727
638	Power Integrations, Inc.	21,679
200	Power-One, Inc.*	1,562
1,130	Progress Software Corp.*	36,092
511	PROS Holdings, Inc.*	3,378
336	QAD, Inc.*	1,609
5,634	Quantum Corp.*	13,240
172	Quest Software, Inc.*	3,329
160	QuinStreet, Inc.*	2,222
1,780	Rackspace Hosting, Inc.*	31,328
736	Radiant Systems, Inc.*	10,201
626	Radisys Corp.*	5,872
1,088	RAE Systems, Inc.*	839
1,145	RealNetworks, Inc.*	4,122
174	Renaissance Learning, Inc.	2,720
6,590	RF Micro Devices, Inc.*	31,632
584	RightNow Technologies, Inc.*	8,497
1,467	Riverbed Technology, Inc.*	39,213
379	Rofin-Sinar Technologies, Inc.*	9,047
93	Rogers Corp.*	2,656
168	Rosetta Stone, Inc.*	4,410
336	Rubicon Technology, Inc.*	9,132
318	Rudolph Technologies, Inc.*	2,824
1,416	S1 Corp.*	8,680
659	Saba Software, Inc.*	3,394
2,376	Sapient Corp.	24,116
969	SAVVIS, Inc.*	18,174
41	Scansource, Inc.*	1,057
441	Seachange International, Inc.*	3,682
1,636	Semtech Corp.*	28,810
1,185	ShoreTel, Inc.*	6,316
600	Sigma Designs, Inc.*	6,252
86	Silicon Graphics International Corp.*	702
4,732	Skyworks Solutions, Inc.*	75,381
807	Smith Micro Software, Inc.*	7,949
344	SolarWinds, Inc.*	6,522
1,863	Solera Holdings, Inc.	64,609
105	SonicWALL, Inc.*	957
623	Sourcefire, Inc.*	12,859
317	SRA International, Inc., Class A*	6,838
311	SRS Labs, Inc.*	2,824
257	Stamps.com, Inc.*	2,693
152	Standard Microsystems Corp.*	3,478
56	StarTek, Inc.*	252
662	STEC, Inc.*	7,997
542	Stratasys, Inc.*	12,607
1,239	SuccessFactors, Inc.*	27,580
440	Super Micro Computer, Inc.*	6,050
294	Supertex, Inc.*	8,006
288	Support.com, Inc.*	1,204
726	Symyx Technologies, Inc.*	4,646
919	Synaptics, Inc.*	27,496
445	Synchronoss Technologies, Inc.*	9,096
109	SYNNEX Corp.*	2,914
345	Syntel, Inc.	11,537
297	Take-Two Interactive Software, Inc.*	3,436
1,054	Taleo Corp., Class A*	26,403
596	Tekelec*	8,544
1,173	TeleCommunication Systems, Inc., Class A*	5,877
870	TeleTech Holdings, Inc.*	11,249
1,557	Terremark Worldwide, Inc.*	11,693
1,303	Tessera Technologies, Inc.*	22,646
1,351	THQ, Inc.*	8,106
1,612	TIBCO Software, Inc.*	18,393
228	Tier Technologies, Inc., Class B*	1,792
2,946	TiVo, Inc.*	26,632
675	TNS, Inc.*	12,980
149	Travelzoo, Inc.*	2,421
179	Trident Microsystems, Inc.*	302
2,350	TriQuint Semiconductor, Inc.*	16,497
837	Tyler Technologies, Inc.*	13,584
700	Ultimate Software Group, Inc.*	23,947
633	Ultratech, Inc.*	8,824
381	Unica Corp.*	3,962
63	Unisys Corp.*	1,462
783	Universal Display Corp.*	12,129
2,180	ValueClick, Inc.*	25,353
558	VASCO Data Security International, Inc.*	3,554
609	Veeco Instruments, Inc.*	23,246
1,933	VeriFone Holdings, Inc.*	39,008
887	Viasat, Inc.*	28,499
34	Virage Logic Corp.*	337
263	Virtusa Corp.*	2,272
444	Vocus, Inc.*	6,953
638	Volterra Semiconductor Corp.*	14,961
1,187	Websense, Inc.*	24,832
1,028	Wright Express Corp.*	32,279
1,697	Zix Corp.*	3,988
1,045	Zoran Corp.*	10,095
		3,308,112
	Materials - 1.6%

134	AEP Industries, Inc.*	3,369
1,232	Allied Nevada Gold Corp.*	23,580
141	AMCOL International Corp.	3,801
65	American Vanguard Corp.	518
106	Arch Chemicals, Inc.	3,632
737	Balchem Corp.	17,902
371	Boise, Inc.*	2,278
20	BWAY Holding Co.*	399
1,467	Calgon Carbon Corp.*	21,814
20	Chase Corp.	234
283	China Green Agriculture, Inc.*	3,065
26	Clearwater Paper Corp.*	1,592
221	Deltic Timber Corp.	10,219
253	General Steel Holdings, Inc.*	696
183	Graham Packaging Co., Inc.*	2,293
221	Hawkins, Inc.	5,945
346	Koppers Holdings, Inc.	9,373
108	Kraton Performance Polymers, Inc.*	2,214
703	Landec Corp.*	4,352
462	LSB Industries, Inc.*	7,554
270	NewMarket Corp.	27,799
161	NL Industries, Inc.	1,116
196	Olin Corp.	3,757
1,175	Omnova Solutions, Inc.*	9,435
1,836	Paramount Gold and Silver Corp.*	2,846
441	PolyOne Corp.*	4,406
899	Rock-Tenn Co., Class A	46,263
752	Silgan Holdings, Inc.	21,455
180	Stepan Co.	12,983
148	Stillwater Mining Co.*	1,959
212	STR Holdings, Inc.*	4,496
38	United States Lime & Minerals, Inc.*	1,482
436	Wausau Paper Corp.*	3,806
1,477	Worthington Industries, Inc.	21,741
571	WR Grace & Co.*	14,635

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
578	Zep, Inc.	$10,566
		313,575
	Telecommunication Services - 0.9%

352	AboveNet, Inc.*	16,143
1,184	Alaska Communications Systems Group, Inc.	9,792
653	Cbeyond, Inc.*	10,206
990	Cincinnati Bell, Inc.*	3,148
1,188	Cogent Communications Group, Inc.*	10,751
325	Consolidated Communications Holdings, Inc.	5,613
643	General Communication, Inc., Class A*	3,684
667	Global Crossing Ltd.*	9,078
350	HickoryTech Corp.	2,450
813	inContact, Inc.*	2,130
879	Neutral Tandem, Inc.*	11,814
809	NTELOS Holdings Corp.	14,521
3,290	PAETEC Holding Corp.*	13,917
1,254	Premiere Global Services, Inc.*	10,007
634	Shenandoah Telecommunications Co.	10,734
1,521	Syniverse Holdings, Inc.*	30,100
547	USA Mobility, Inc.	7,702
		171,790
	Utilities - 0.1%

356	Cadiz, Inc.*	4,599
41	California Water Service Group	1,469
15	Connecticut Water Service, Inc.	312
129	Consolidated Water Co., Ltd.	1,547
183	New Jersey Resources Corp.	6,487
25	Pennichuck Corp.	533
122	Piedmont Natural Gas Co., Inc.	3,100
93	South Jersey Industries, Inc.	4,082
1,646	U.S. Geothermal, Inc.*	1,383
129	York Water Co.	1,681
		25,193
	Total Common Stocks (Cost $11,507,160)	12,716,012

No. of Rights
	Rights - 0.0%
180	Zion Oil & Gas, Inc., expiring 06/30/10 at $5.00*^	45
	Total Rights (Cost $—)	45

No. of Warrants
Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 6.0%
$1,196,909	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $1,196,909)	1,196,909

	Repurchase Agreements (a) - 42.3%
$507,912	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $507,922(b)	$507,912
205,809	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $205,813(c)	205,809
276,086	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $276,092(d)	276,086
1,002,605	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $1,002,646(e)	1,002,605
1,002,605	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,002,648(f)	1,002,605
2,051,477	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $2,051,520(g)	2,051,477
1,336,807	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $1,336,864(h)	1,336,807
617,426	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $617,439(i)	617,426
1,015,824	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $1,015,847(j)	1,015,824
346,728	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $346,736(k)	346,728
	Total Repurchase Agreements (Cost $8,363,279)	8,363,279
	Total Investment Securities (Cost $21,067,348) — 112.6%	22,276,245
	Liabilities in excess of other assets — (12.6%)	(2,491,521)
	Net Assets — 100.0%	$19,784,724

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2010, the value of these securities amounted to $45 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $10,002,183.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $518,070. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $209,925. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $281,608. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $1,022,663. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $1,022,660. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $2,092,509. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $1,363,547. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $629,775. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $1,036,143. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $353,664. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,757,160
Aggregate gross unrealized depreciation	(1,970,435)
Net unrealized depreciation	$(213,275)
Federal income tax cost of investments	$22,489,520

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000® Growth Index	$3,582,096	$(394,333)

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000® Growth Index	3,567,030	(326,903)

Equity Index Swap Agreement with Societe Generale, based on Russell 2000® Growth Index	14,284,650	(1,456,636)

Equity Index Swap Agreement with UBS AG, based on Russell 2000® Growth Index	5,419,985	(250,746)

		$(2,428,618)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Consumer Services

Shares		Value
	Common Stocks (a) - 71.2%
	Airlines - 1.6%

348	Alaska Air Group, Inc.*	$16,252
3,295	AMR Corp.*	25,273
1,367	Continental Airlines, Inc., Class B*	28,844
7,784	Delta Air Lines, Inc.*	105,707
2,428	JetBlue Airways Corp.*	15,053
565	Skywest, Inc.	8,286
7,348	Southwest Airlines Co.	91,409
1,655	UAL Corp.*	33,116
		323,940
	Commercial Services & Supplies - 0.2%

737	Copart, Inc.*	26,458
511	Rollins, Inc.	10,864
		37,322
	Diversified Consumer Services - 1.7%

1,258	Apollo Group, Inc., Class A*	66,875
606	Career Education Corp.*	16,968
868	Corinthian Colleges, Inc.*	11,623
614	DeVry, Inc.	35,299
3,355	H&R Block, Inc.	53,948
613	Hillenbrand, Inc.	14,890
367	ITT Educational Services, Inc.*	37,045
301	Matthews International Corp., Class A	9,746
566	Regis Corp.	10,409
2,487	Service Corp. International	21,239
668	Sotheby’s	21,710
139	Strayer Education, Inc.	33,360
350	Weight Watchers International, Inc.	9,597
		342,709
	Electronic Equipment, Instruments & Components - 0.2%

532	Dolby Laboratories, Inc., Class A*	35,117

	Food & Staples Retailing - 13.4%

542	BJ’s Wholesale Club, Inc.*	21,718
502	Casey’s General Stores, Inc.	18,509
4,353	Costco Wholesale Corp.	253,562
13,979	CVS Caremark Corp.	484,093
6,041	Kroger Co. (The)	121,605
5,999	Rite Aid Corp.*	6,899
418	Ruddick Corp.	13,802
4,028	Safeway, Inc.	89,180
2,101	SUPERVALU, Inc.	28,300
5,839	Sysco Corp.	174,061
393	United Natural Foods, Inc.*	12,203
9,824	Walgreen Co.	314,761
21,421	Wal-Mart Stores, Inc.	1,083,046
1,336	Whole Foods Market, Inc.*	54,014
		2,675,753
	Health Care Providers & Services - 2.3%

2,799	AmerisourceBergen Corp.	87,553
3,574	Cardinal Health, Inc.	123,267
222	Chemed Corp.	12,634
2,662	McKesson Corp.	186,340
1,171	Omnicare, Inc.	29,404
839	VCA Antech, Inc.*	21,864
		461,062
	Hotels, Restaurants & Leisure - 11.0%

539	Bally Technologies, Inc.*	22,908
308	Bob Evans Farms, Inc.	8,944
562	Boyd Gaming Corp.*	7,402
1,003	Brinker International, Inc.	17,833
911	Burger King Holdings, Inc.	17,318
4,137	Carnival Corp.	149,884
227	CEC Entertainment, Inc.*	9,180
561	Cheesecake Factory, Inc. (The)*	14,306
314	Chipotle Mexican Grill, Inc.*	44,676
295	Choice Hotels International, Inc.	9,826
227	Cracker Barrel Old Country Store, Inc.	11,311
1,382	Darden Restaurants, Inc.	59,288
348	Gaylord Entertainment Co.*	9,253
377	Hyatt Hotels Corp., Class A*	15,253
2,942	International Game Technology	57,575
276	International Speedway Corp., Class A	7,698
393	Interval Leisure Group, Inc.*	5,313
562	Jack in the Box, Inc.*	12,611
4,285	Las Vegas Sands Corp.*	100,612
409	Life Time Fitness, Inc.*	15,178
3,085	Marriott International, Inc., Class A	103,193
10,695	McDonald’s Corp.	715,175
2,474	MGM Mirage*	30,826
1,060	Orient-Express Hotels Ltd., Class A*	10,695
218	P.F. Chang’s China Bistro, Inc.	9,476
299	Panera Bread Co., Class A*	24,168
217	Papa John’s International, Inc.*	5,388
665	Penn National Gaming, Inc.*	17,024
591	Pinnacle Entertainment, Inc.*	7,151
1,332	Royal Caribbean Cruises Ltd.*	38,628
687	Scientific Games Corp., Class A*	7,021
603	Sonic Corp.*	6,362
7,367	Starbucks Corp.	190,732
1,707	Starwood Hotels & Resorts Worldwide, Inc.	78,949
359	Vail Resorts, Inc.*	14,938
3,604	Wendy’s/Arby’s Group, Inc., Class A	16,254
581	WMS Industries, Inc.*	26,918
1,770	Wyndham Worldwide Corp.	41,772
757	Wynn Resorts Ltd.	63,497
4,584	Yum! Brands, Inc.	187,715
		2,192,251
	Internet & Catalog Retail - 3.5%

3,443	Amazon.com, Inc.*	431,959
2,098	Expedia, Inc.	45,233
392	HSN, Inc.*	10,564
5,593	Liberty Media Corp. - Interactive, Class A*	72,541
467	NetFlix, Inc.*	51,907
436	priceline.com, Inc.*	83,346
		695,550
	Internet Software & Services - 1.3%

10,875	eBay, Inc.*	232,834
859	ValueClick, Inc.*	9,990
461	WebMD Health Corp.*	20,989
		263,813
	IT Services - 0.1%

780	Acxiom Corp.*	13,580

	Media - 17.0%

263	Arbitron, Inc.	8,011
2,448	Cablevision Systems Corp., Class A	60,735

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,790	CBS Corp., Class B	$84,302
20,404	Comcast Corp., Class A	369,108
7,761	Comcast Corp., Special, Class A	133,644
516	CTC Media, Inc.	7,549
9,052	DIRECTV, Class A*	341,170
1,328	Discovery Communications, Inc., Class A*	50,013
1,388	Discovery Communications, Inc., Class C*	44,055
2,082	DISH Network Corp., Class A	43,410
692	DreamWorks Animation SKG, Inc., Class A*	20,546
2,342	Gannett Co., Inc.	36,395
356	Interactive Data Corp.	11,588
4,818	Interpublic Group of Cos., Inc.*	40,230
481	John Wiley & Sons, Inc., Class A	19,048
570	Lamar Advertising Co., Class A*	16,798
1,214	Liberty Global, Inc., Class A*	31,321
1,228	Liberty Global, Inc., Class C*	31,510
841	Liberty Media Corp. - Capital, Class A*	35,372
494	Liberty Media Corp. - Starz, Class A*	25,846
1,416	Live Nation Entertainment, Inc.*	17,318
612	Madison Square Garden, Inc., Class A*	12,895
3,116	McGraw-Hill Cos., Inc. (The)	86,625
357	Meredith Corp.	11,992
215	Morningstar, Inc.*	10,492
957	New York Times Co. (The), Class A*	8,881
17,985	News Corp., Class A	237,402
4,310	News Corp., Class B	66,202
3,080	Omnicom Group, Inc.	116,886
776	Regal Entertainment Group, Class A	11,826
274	Scholastic Corp.	7,165
883	Scripps Networks Interactive, Inc., Class A	39,894
3,492	Time Warner Cable, Inc.	191,117
11,571	Time Warner, Inc.	358,585
5,500	Viacom, Inc., Class B*	184,855
17,852	Walt Disney Co. (The)	596,614
58	Washington Post Co. (The), Class B	27,012
		3,396,412
	Multiline Retail - 4.7%

452	99 Cents Only Stores*	6,906
819	Big Lots, Inc.*	28,935
546	Dillard’s, Inc., Class A	15,665
875	Dollar Tree, Inc.*	54,766
1,293	Family Dollar Stores, Inc.	52,677
2,055	J.C. Penney Co., Inc.	56,492
2,845	Kohl’s Corp.*	144,384
4,160	Macy’s, Inc.	92,394
1,669	Nordstrom, Inc.	66,259
1,394	Saks, Inc.*	12,797
491	Sears Holdings Corp.*	43,237
6,775	Target Corp.	369,441
		943,953
	Professional Services - 0.3%

515	Dun & Bradstreet Corp.	37,590
458	IHS, Inc., Class A*	23,706
		61,296
	Road & Rail - 0.2%

1,010	Avis Budget Group, Inc.*	11,968
1,824	Hertz Global Holdings, Inc.*	20,721
		32,689
	Software - 0.1%

429	Factset Research Systems, Inc.	29,194

	Specialty Retail - 13.4%

689	Aaron’s, Inc.	13,766
864	Abercrombie & Fitch Co., Class A	30,957
937	Advance Auto Parts, Inc.	48,499
995	Aeropostale, Inc.*	27,571
1,745	American Eagle Outfitters, Inc.	22,860
579	AnnTaylor Stores Corp.*	12,535
721	AutoNation, Inc.*	14,442
295	AutoZone, Inc.*	56,310
387	Barnes & Noble, Inc.	7,829
2,595	Bed Bath & Beyond, Inc.*	116,438
3,361	Best Buy Co., Inc.	142,002
262	Buckle, Inc. (The)	9,314
1,996	CarMax, Inc.*	43,373
274	Cato Corp. (The), Class A	6,502
1,740	Chico’s FAS, Inc.	21,280
192	Children’s Place Retail Stores, Inc. (The)*	9,049
634	Collective Brands, Inc.*	14,189
886	Dick’s Sporting Goods, Inc.*	25,260
627	Dress Barn, Inc. (The)*	17,174
1,536	Foot Locker, Inc.	22,902
1,617	GameStop Corp., Class A*	36,851
5,026	Gap, Inc. (The)	109,567
236	Genesco, Inc.*	7,344
239	Group 1 Automotive, Inc.*	6,797
581	Guess?, Inc.	22,072
296	Gymboree Corp.*	13,196
16,832	Home Depot, Inc.	569,932
517	J. Crew Group, Inc.*	23,596
2,725	Limited Brands, Inc.	67,744
14,495	Lowe’s Cos., Inc.	358,751
462	Men’s Wearhouse, Inc. (The)	10,044
2,703	Office Depot, Inc.*	15,677
752	OfficeMax, Inc.*	13,408
1,355	O’Reilly Automotive, Inc.*	69,132
1,224	PetSmart, Inc.	38,874
1,239	RadioShack Corp.	25,325
654	Rent-A-Center, Inc.*	15,840
1,239	Ross Stores, Inc.	64,924
942	Sally Beauty Holdings, Inc.*	8,864
845	Signet Jewelers Ltd.*	26,237
7,158	Staples, Inc.	154,040
1,229	Tiffany & Co.	55,833
4,200	TJX Cos., Inc.	190,932
359	Tractor Supply Co.	24,326
1,305	Urban Outfitters, Inc.*	47,372
943	Williams-Sonoma, Inc.	28,177
		2,667,107
	Textiles, Apparel & Luxury Goods - 0.2%

563	Polo Ralph Lauren Corp.	48,902

	Total Common Stocks (Cost $13,140,616)	14,220,650

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 3.7%
$736,758	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $736,758)	$736,758

	Repurchase Agreements (a) - 25.8%
313,049	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $313,055(b)	313,049
125,309	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $125,312(c)	125,309
167,136	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $167,140(d)	167,136
625,648	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $625,674(e)	625,648
625,648	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $625,675(f)	625,648
1,252,868	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $1,252,894(g)	1,252,868
834,197	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $834,233(h)	834,197
375,928	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $375,936(i)	375,928
626,097	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $626,111(j)	626,097
206,544	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $206,549(k)	206,544
	Total Repurchase Agreements (Cost $5,152,424)	5,152,424
	Total Investment Securities (Cost $19,029,798) — 100.7%	20,109,832
	Liabilities in excess of other assets — (0.7%)	(145,905)
	Net Assets — 100.0%	$19,963,927

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $6,741,073.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $319,310. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $127,815. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $170,479. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $638,164. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $638,163. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $1,277,927. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $850,883. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $383,447. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $638,620. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $210,675. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,022,279
Aggregate gross unrealized depreciation	(1,794,268)
Net unrealized appreciation	$228,011
Federal income tax cost of investments	$19,881,821

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$13,209,341	$295,415

Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,730,702	(128,148)

Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	7,797,075	(252,470)

Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,938,808	(48,647)

		$(133,850)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Financials

Shares		Value
	Common Stocks (a) - 73.3%
	Capital Markets - 10.2%

22,413	Affiliated Managers Group, Inc.*	$1,605,891
137,261	Ameriprise Financial, Inc.	5,461,615
643,114	Bank of New York Mellon Corp. (The)	17,492,701
22,615	BlackRock, Inc.	3,796,606
520,589	Charles Schwab Corp. (The)	8,506,424
1,003,617	E*Trade Financial Corp.*	1,485,353
62,641	Eaton Vance Corp.	1,872,340
55,316	Federated Investors, Inc., Class B	1,228,568
83,817	Franklin Resources, Inc.	8,221,609
91,769	GLG Partners, Inc.*	390,936
231,884	Goldman Sachs Group, Inc. (The)	33,451,586
13,983	Greenhill & Co., Inc.	968,882
230,638	Invesco Ltd.	4,280,641
23,416	Investment Technology Group, Inc.*	394,794
96,519	Janus Capital Group, Inc.	1,028,893
59,042	Jefferies Group, Inc.	1,377,450
18,757	KBW, Inc.*	470,613
50,024	Knight Capital Group, Inc., Class A*	730,851
86,192	Legg Mason, Inc.	2,561,626
53,071	MF Global Holdings Ltd.*	408,647
666,817	Morgan Stanley	18,077,409
129,862	Northern Trust Corp.	6,598,288
24,203	optionsXpress Holdings, Inc.*	388,458
10,562	Piper Jaffray Cos.*	349,708
53,191	Raymond James Financial, Inc.	1,503,710
83,870	SEI Investments Co.	1,768,818
266,048	State Street Corp.	10,155,052
16,173	Stifel Financial Corp.*	819,486
139,322	T. Rowe Price Group, Inc.	6,899,225
126,992	TD Ameritrade Holding Corp.*	2,251,568
46,269	Waddell & Reed Financial, Inc., Class A	1,240,472
		145,788,220
	Commercial Banks - 13.8%

89,434	Associated Banc-Corp	1,201,099
41,923	BancorpSouth, Inc.	812,887
25,686	Bank of Hawaii Corp.	1,233,699
366,689	BB&T Corp.	11,088,675
12,131	BOK Financial Corp.	613,222
140,227	CapitalSource, Inc.	636,631
41,190	Cathay General Bancorp	453,914
22,623	City National Corp./CA	1,304,895
93,595	Comerica, Inc.	3,565,969
36,363	Commerce Bancshares, Inc./MO	1,351,613
30,521	Cullen/Frost Bankers, Inc.	1,674,992
59,469	East West Bancorp, Inc.	1,010,973
427,883	Fifth Third Bancorp	5,558,200
11,122	First Financial Bankshares, Inc.	558,102
120,550	First Horizon National Corp.*	1,500,847
38,338	First Midwest Bancorp, Inc./IL	531,748
46,165	FirstMerit Corp.	860,516
61,331	FNB Corp./PA	502,301
93,810	Fulton Financial Corp.	933,409
32,436	Glacier Bancorp, Inc.	514,435
16,984	Hancock Holding Co.	649,298
384,672	Huntington Bancshares, Inc./OH	2,369,579
13,982	Iberiabank Corp.	768,031
28,753	International Bancshares Corp.	567,872
472,640	KeyCorp	3,790,573
38,366	M&T Bank Corp.	3,040,122
282,243	Marshall & Ilsley Corp.	2,300,280
27,221	MB Financial, Inc.	594,779
67,626	National Penn Bancshares, Inc.	472,706
46,875	Old National Bancorp/IN	538,125
16,147	PacWest Bancorp	336,503
6,183	Park National Corp.	400,040
278,079	PNC Financial Services Group, Inc.	17,449,457
344,052	Popular, Inc.*	1,042,478
38,420	PrivateBancorp, Inc.	509,065
24,771	Prosperity Bancshares, Inc.	892,747
639,238	Regions Financial Corp.	4,877,386
55,099	Sterling Bancshares, Inc./TX	294,780
268,371	SunTrust Banks, Inc.	7,232,598
66,674	Susquehanna Bancshares, Inc.	584,731
21,909	SVB Financial Group*	982,838
228,051	Synovus Financial Corp.	675,031
71,226	TCF Financial Corp.	1,149,588
29,826	Trustmark Corp.	667,208
1,028,624	U.S. Bancorp	24,645,831
17,927	UMB Financial Corp.	698,257
49,862	Umpqua Holdings Corp.	626,267
23,208	United Bankshares, Inc.	624,759
87,198	Valley National Bancorp	1,260,890
38,113	Webster Financial Corp.	729,864
2,636,260	Wells Fargo & Co.	75,634,299
15,605	Westamerica Bancorp.	868,730
51,893	Whitney Holding Corp./LA	614,932
47,446	Wilmington Trust Corp.	715,486
16,238	Wintrust Financial Corp.	579,047
74,352	Zions Bancorp.	1,780,730
		196,873,034
	Consumer Finance - 2.8%

566,167	American Express Co.	22,573,078
36,396	AmeriCredit Corp.*	786,882
240,840	Capital One Financial Corp.	9,946,692
292,558	Discover Financial Services	3,934,905
255,282	SLM Corp.*	2,836,183
		40,077,740
	Diversified Financial Services - 17.0%

5,346,182	Bank of America Corp.	84,148,905
107,587	CIT Group, Inc.*	3,958,126
11,079,025	Citigroup, Inc.*	43,872,939
36,043	CME Group, Inc.	11,413,016
39,561	IntercontinentalExchange, Inc.*	4,594,219
2,137,406	JPMorgan Chase & Co.	84,598,529
101,422	Moody’s Corp.	2,079,151
56,495	MSCI, Inc., Class A*	1,675,077
89,259	NASDAQ OMX Group, Inc. (The)*	1,659,325
139,323	NYSE Euronext	3,994,390
		241,993,677
	Insurance - 15.4%

179,076	ACE Ltd.	8,803,376
250,718	Aflac, Inc.	11,106,807
3,466	Alleghany Corp.*	1,012,419
21,934	Allied World Assurance Co. Holdings Ltd.	985,056
288,351	Allstate Corp. (The)	8,832,191
41,622	American Financial Group, Inc./OH	1,161,254

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
63,569	American International Group, Inc.*	$2,249,071
8,549	American National Insurance Co.	891,490
129,920	AON Corp.	5,127,942
27,468	Arch Capital Group Ltd.*	2,019,447
16,509	Argo Group International Holdings Ltd.	498,902
54,792	Arthur J. Gallagher & Co.	1,352,815
41,425	Aspen Insurance Holdings Ltd.	1,046,396
63,454	Assurant, Inc.	2,201,854
77,661	Assured Guaranty Ltd.	1,304,705
76,936	Axis Capital Holdings Ltd.	2,338,854
416,231	Berkshire Hathaway, Inc., Class B*	29,365,097
61,840	Brown & Brown, Inc.	1,212,064
183,752	Chubb Corp.	9,231,701
81,733	Cincinnati Financial Corp.	2,222,320
25,680	Delphi Financial Group, Inc., Class A	666,910
27,473	Endurance Specialty Holdings Ltd.	1,019,248
17,021	Erie Indemnity Co., Class A	780,753
30,816	Everest Re Group Ltd.	2,239,707
124,092	Fidelity National Financial, Inc., Class A	1,789,407
64,955	First American Corp.	2,210,419
262,814	Genworth Financial, Inc., Class A*	4,097,270
26,915	Hanover Insurance Group, Inc. (The)	1,170,803
207,363	Hartford Financial Services Group, Inc.	5,198,590
60,352	HCC Insurance Holdings, Inc.	1,513,025
21,042	Horace Mann Educators Corp.	323,416
162,532	Lincoln National Corp.	4,300,597
187,725	Loews Corp.	6,102,940
5,299	Markel Corp.*	1,831,070
281,109	Marsh & McLennan Cos., Inc.	6,130,987
86,950	MBIA, Inc.*	647,778
14,177	Mercury General Corp.	612,588
311,641	MetLife, Inc.	12,618,344
41,853	Montpelier Re Holdings Ltd.	653,325
121,283	Old Republic International Corp.	1,680,982
43,721	PartnerRe Ltd.	3,189,447
26,772	Platinum Underwriters Holdings Ltd.	985,477
161,506	Principal Financial Group, Inc.	4,391,348
17,427	ProAssurance Corp.*	1,025,753
341,205	Progressive Corp. (The)	6,684,206
46,074	Protective Life Corp.	991,513
248,030	Prudential Financial, Inc.	14,313,811
39,162	Reinsurance Group of America, Inc.	1,839,439
33,521	RenaissanceRe Holdings Ltd.	1,812,145
10,411	RLI Corp.	573,854
28,360	Selective Insurance Group, Inc.	442,416
26,337	StanCorp Financial Group, Inc.	1,126,960
44,488	Torchmark Corp.	2,292,467
21,708	Tower Group, Inc.	475,622
35,702	Transatlantic Holdings, Inc.	1,679,065
276,274	Travelers Cos., Inc. (The)	13,667,275
24,548	Unitrin, Inc.	655,186
178,142	Unum Group	4,115,080
50,830	Validus Holdings Ltd.	1,248,385
75,782	W. R. Berkley Corp.	2,065,817
4,120	White Mountains Insurance Group Ltd.	1,346,416
90,576	Willis Group Holdings plc	2,773,437
184,051	XL Capital Ltd., Class A	3,241,138
		219,488,177
	IT Services - 2.4%

51,749	Mastercard, Inc., Class A	10,441,396
252,308	Visa, Inc., Class A	18,282,238
372,296	Western Union Co. (The)	5,941,844
		34,665,478
	Professional Services - 0.2%

67,954	Equifax, Inc.	2,055,608

	Real Estate Investment Trusts - 9.8%

23,740	Alexandria Real Estate Equities, Inc.	1,556,869
77,669	AMB Property Corp.	2,013,957
28,326	American Campus Communities, Inc.	758,287
297,388	Annaly Capital Management, Inc.	5,043,700
62,855	Apartment Investment & Management Co., Class A	1,296,699
43,841	AvalonBay Communities, Inc.	4,299,048
52,908	BioMed Realty Trust, Inc.	899,965
74,560	Boston Properties, Inc.	5,717,261
69,151	Brandywine Realty Trust	801,460
29,260	BRE Properties, Inc.	1,195,564
34,524	Camden Property Trust	1,575,675
74,174	CBL & Associates Properties, Inc.	1,059,946
332,514	Chimera Investment Corp.	1,310,105
35,657	Colonial Properties Trust	537,708
31,204	Corporate Office Properties Trust	1,182,944
111,509	DCT Industrial Trust, Inc.	539,704
101,666	Developers Diversified Realty Corp.	1,163,059
65,600	DiamondRock Hospitality Co.*	599,584
41,878	Digital Realty Trust, Inc.	2,383,277
65,347	Douglas Emmett, Inc.	1,011,572
120,375	Duke Realty Corp.	1,430,055
13,987	EastGroup Properties, Inc.	517,239
22,617	Entertainment Properties Trust	925,940
16,358	Equity Lifestyle Properties, Inc.	847,344
147,282	Equity Residential	6,646,837
15,673	Essex Property Trust, Inc.	1,649,270
32,742	Federal Realty Investment Trust	2,413,085
38,760	Franklin Street Properties Corp.	478,686
19,446	Hatteras Financial Corp.	538,654
158,108	HCP, Inc.	5,037,321
66,195	Health Care REIT, Inc.	2,851,681
31,650	Healthcare Realty Trust, Inc.	725,735
38,119	Highwoods Properties, Inc.	1,122,986
18,048	Home Properties, Inc.	877,674
66,333	Hospitality Properties Trust	1,492,492
339,563	Host Hotels & Resorts, Inc.	4,842,168
119,150	HRPT Properties Trust*	799,496
22,866	Kilroy Realty Corp.	752,291
216,125	Kimco Realty Corp.	3,090,588
37,078	LaSalle Hotel Properties	834,255
54,269	Lexington Realty Trust	337,010
60,045	Liberty Property Trust	1,849,986
67,757	Macerich Co. (The)	2,802,430

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
42,603	Mack-Cali Realty Corp.	$1,405,047
150,837	MFA Financial, Inc.	1,105,635
15,525	Mid-America Apartment Communities, Inc.	848,131
44,317	National Retail Properties, Inc.	974,088
63,185	Nationwide Health Properties, Inc.	2,242,436
45,818	Omega Healthcare Investors, Inc.	909,945
87,594	Plum Creek Timber Co., Inc.	3,067,542
26,055	Post Properties, Inc.	653,459
21,287	Potlatch Corp.	741,639
254,580	ProLogis	2,897,120
69,136	Public Storage	6,408,216
42,740	Rayonier, Inc.	1,918,171
56,095	Realty Income Corp.	1,746,798
37,483	Redwood Trust, Inc.	569,367
48,193	Regency Centers Corp.	1,771,093
68,322	Senior Housing Properties Trust	1,423,830
153,400	Simon Property Group, Inc.	13,043,602
41,361	SL Green Realty Corp.	2,576,377
52,856	Sunstone Hotel Investors, Inc.*	583,002
21,643	Tanger Factory Outlet Centers	900,782
28,286	Taubman Centers, Inc.	1,145,300
82,193	UDR, Inc.	1,670,984
84,224	Ventas, Inc.	3,954,317
96,931	Vornado Realty Trust	7,529,600
32,160	Washington Real Estate Investment Trust	944,861
64,315	Weingarten Realty Investors	1,341,611
		140,182,560
	Real Estate Management & Development - 0.6%

139,348	Brookfield Properties Corp.	2,038,661
134,529	CB Richard Ellis Group, Inc., Class A*	2,129,594
64,127	Forest City Enterprises, Inc., Class A*	850,324
19,163	Forestar Group, Inc.*	351,641
22,040	Jones Lang LaSalle, Inc.	1,644,625
49,329	St. Joe Co. (The)*	1,363,947
		8,378,792
	Thrifts & Mortgage Finance - 1.1%

47,490	Astoria Financial Corp.	706,651
11,443	Capitol Federal Financial	366,176
99,817	First Niagara Financial Group, Inc.	1,318,583
259,248	Hudson City Bancorp, Inc.	3,269,117
67,217	MGIC Investment Corp.*	629,151
227,681	New York Community Bancorp, Inc.	3,654,280
53,687	NewAlliance Bancshares, Inc.	631,896
201,247	People’s United Financial, Inc.	2,811,421
30,433	Provident Financial Services, Inc.	376,152
50,028	TFS Financial Corp.	662,371
40,717	TrustCo Bank Corp NY	253,667
60,391	Washington Federal, Inc.	1,043,556
		15,723,021
	Total Common Stocks (Cost $998,527,463)	1,045,226,307

Principal Amount		Value
	U.S. Government & Agency Security (a) - 4.0%
$57,670,583	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $57,670,583)	$57,670,583

	Repurchase Agreements (a) - 28.3%
24,498,080	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $24,498,570(b)	24,498,080
9,829,751	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $9,829,959(c)	9,829,751
13,125,664	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $13,125,956(d)	13,125,664
48,843,563	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $48,845,557(e)	48,843,563
48,843,563	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $48,845,652(f)	48,843,563
98,221,213	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $98,223,287(g)	98,221,213
65,124,750	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $65,127,536(h)	65,124,750
29,489,253	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $29,489,876(i)	29,489,253
48,996,159	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $48,997,248(j)	48,996,159
16,272,690	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $16,273,052(k)	16,272,690
	Total Repurchase Agreements (Cost $403,244,686)	403,244,686
	Total Investment Securities (Cost $1,459,442,732) — 105.6%	1,506,141,576
	Liabilities in excess of other assets — (5.6%)	(79,388,819)
	Net Assets — 100.0%	$1,426,752,757

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $812,062,296.

See accompanying notes to the financial statements.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $24,988,044. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $10,026,346. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $13,388,177. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $49,820,706. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $49,820,577. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $100,185,761. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $66,427,415. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $30,079,058. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $49,976,184. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $16,598,190. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,730,148
Aggregate gross unrealized depreciation	(244,085,331)
Net unrealized appreciation	$18,644,817
Federal income tax cost of investments	$1,487,496,759

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$26,705,048	$(11,816,928)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	434,999,986	(42,700,334)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	284,844,050	(13,699,407)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	127,183,218	(1,999,436)

Equity Index Swap Agreement with Morgan Stanley & Co., International plc, based on the Dow Jones U.S. FinancialsSM Index	21,075,081	(919,028)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	125,382,263	3,851,497

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	792,183,683	(12,375,605)

		$(79,659,241)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Ultra Industrials

Shares		Value
	Common Stocks (a) - 88.5%
	Aerospace & Defense - 17.1%

810	AAR Corp.*	$15,957
684	Alliant Techsystems, Inc.*	47,052
1,988	BE Aerospace, Inc.*	53,915
14,128	Boeing Co. (The)	906,735
540	Ceradyne, Inc.*	11,637
945	Curtiss-Wright Corp.	31,298
621	Esterline Technologies Corp.*	33,323
6,726	General Dynamics Corp.	456,695
2,573	Goodrich Corp.	178,566
2,010	Hexcel Corp.*	32,100
14,585	Honeywell International, Inc.	623,800
3,794	ITT Corp.	183,174
2,436	L-3 Communications Holdings, Inc.	201,287
6,393	Lockheed Martin Corp.	510,929
856	Moog, Inc., Class A*	28,257
5,894	Northrop Grumman Corp.	356,528
1,193	Orbital Sciences Corp.*	18,933
2,961	Precision Castparts Corp.	345,549
8,009	Raytheon Co.	419,752
3,305	Rockwell Collins, Inc.	192,814
2,187	Spirit Aerosystems Holdings, Inc., Class A*	42,603
750	Teledyne Technologies, Inc.*	29,482
773	TransDigm Group, Inc.	40,783
18,073	United Technologies Corp.	1,217,759
		5,978,928
	Air Freight & Logistics - 5.4%

3,506	C.H. Robinson Worldwide, Inc.	203,734
4,455	Expeditors International of Washington, Inc.	170,137
6,078	FedEx Corp.	507,452
600	Forward Air Corp.	16,422
777	HUB Group, Inc., Class A*	23,776
14,920	United Parcel Service, Inc., Class B	936,379
2,083	UTi Worldwide, Inc.	30,099
		1,887,999
	Building Products - 0.8%

1,093	Lennox International, Inc.	48,912
7,511	Masco Corp.	100,272
2,339	Owens Corning*	77,959
787	Quanex Building Products Corp.	15,685
794	Simpson Manufacturing Co., Inc.	23,201
1,407	USG Corp.*	24,650
		290,679
	Chemicals - 0.4%

2,875	Nalco Holding Co.	65,147
1,943	Valspar Corp.	60,952
		126,099
	Commercial Services & Supplies - 3.2%

901	ABM Industries, Inc.	19,344
1,001	Brink’s Co. (The)	22,693
2,771	Cintas Corp.	72,046
480	Clean Harbors, Inc.*	30,427
2,407	Corrections Corp. of America*	47,899
1,072	Deluxe Corp.	23,016
386	G&K Services, Inc., Class A	9,337
3,861	Iron Mountain, Inc.	94,672
661	Mine Safety Appliances Co.	18,085
4,285	R.R. Donnelley & Sons Co.	82,101
6,472	Republic Services, Inc.	188,465
1,775	Stericycle, Inc.*	104,050
1,259	Tetra Tech, Inc.*	28,535
495	United Stationers, Inc.*	28,918
1,646	Waste Connections, Inc.*	57,956
9,551	Waste Management, Inc.	310,503
		1,138,047
	Communications Equipment - 0.2%

366	Black Box Corp.	10,794
1,956	CommScope, Inc.*	55,159
		65,953
	Construction & Engineering - 2.2%

2,079	Aecom Technology Corp.*	52,765
1,366	EMCOR Group, Inc.*	34,109
3,795	Fluor Corp.	178,061
2,637	Foster Wheeler AG*	63,314
716	Granite Construction, Inc.	21,229
805	Insituform Technologies, Inc., Class A*	16,470
2,590	Jacobs Engineering Group, Inc.*	108,158
3,377	KBR, Inc.	74,227
4,371	Quanta Services, Inc.*	90,611
1,732	Shaw Group, Inc. (The)*	59,079
1,746	URS Corp.*	77,837
		775,860
	Construction Materials - 0.7%

909	Eagle Materials, Inc.	27,888
931	Martin Marietta Materials, Inc.	86,797
486	Texas Industries, Inc.	17,642
2,361	Vulcan Materials Co.	119,183
		251,510
	Containers & Packaging - 2.3%

1,313	Aptargroup, Inc.	52,336
1,977	Ball Corp.	97,367
2,256	Bemis Co., Inc.	64,702
3,340	Crown Holdings, Inc.*	78,523
515	Greif, Inc., Class A	28,222
3,484	Owens-Illinois, Inc.*	105,670
2,141	Packaging Corp. of America	47,402
2,757	Pactiv Corp.*	78,795
811	Rock-Tenn Co., Class A	41,734
3,305	Sealed Air Corp.	68,876
1,060	Silgan Holdings, Inc.	30,242
2,078	Sonoco Products Co.	64,231
2,220	Temple-Inland, Inc.	46,909
		805,009
	Diversified Financial Services - 0.1%

1,131	PHH Corp.*	24,939

	Electrical Equipment - 4.8%

525	A. O. Smith Corp.	24,475
901	Acuity Brands, Inc.	37,058
843	American Superconductor Corp.*	25,846
2,216	AMETEK, Inc.	89,970
889	Baldor Electric Co.	31,942
972	Belden, Inc.	25,175
1,019	Brady Corp., Class A	29,633
3,486	Cooper Industries plc	163,737
15,781	Emerson Electric Co.	732,870
861	EnerSys*	19,372
1,085	General Cable Corp.*	33,809

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,499	GrafTech International Ltd.*	$41,508
1,084	Hubbell, Inc., Class B	46,233
770	Regal-Beloit Corp.	46,423
2,957	Rockwell Automation, Inc.	157,993
1,892	Roper Industries, Inc.	109,774
1,113	Thomas & Betts Corp.*	42,672
1,214	Woodward Governor Co.	34,842
		1,693,332
	Electronic Equipment, Instruments & Components - 4.2%

7,292	Agilent Technologies, Inc.*	235,969
3,577	Amphenol Corp., Class A	151,665
626	Anixter International, Inc.*	29,735
2,500	Arrow Electronics, Inc.*	68,200
3,161	Avnet, Inc.*	90,784
1,074	AVX Corp.	15,004
1,361	Benchmark Electronics, Inc.*	25,151
808	Checkpoint Systems, Inc.*	16,087
755	Cognex Corp.	14,413
16,919	Flextronics International Ltd.*	110,989
3,195	FLIR Systems, Inc.*	91,025
836	Itron, Inc.*	55,728
4,193	Jabil Circuit, Inc.	57,402
453	Littelfuse, Inc.*	16,376
1,346	Molex, Inc.	28,508
1,469	Molex, Inc., Class A	25,840
1,280	National Instruments Corp.	41,203
820	Plexus Corp.*	27,921
2,511	Trimble Navigation Ltd.*	72,141
9,565	Tyco Electronics Ltd.	275,663
3,594	Vishay Intertechnology, Inc.*	32,526
		1,482,330
	Household Durables - 0.4%

3,133	Fortune Brands, Inc.	148,661

	Industrial Conglomerates - 15.4%

13,640	3M Co.	1,081,789
1,275	Carlisle Cos., Inc.	49,585
223,000	General Electric Co.	3,646,050
4,740	McDermott International, Inc.*	105,133
5,649	Textron, Inc.	116,765
10,656.103000	Tyco International Ltd.	385,644
		5,384,966
	Internet Software & Services - 0.2%

2,634	Monster Worldwide, Inc.*	38,957
839	Vistaprint N.V.*	39,173
		78,130
	IT Services - 5.8%

13,218	Accenture plc, Class A	495,939
1,093	Alliance Data Systems Corp.*	77,231
10,484	Automatic Data Processing, Inc.	428,586
2,618	Broadridge Financial Solutions, Inc.	50,056
2,427	Convergys Corp.*	26,503
1,453	Cybersource Corp.*	37,328
998	Euronet Worldwide, Inc.*	13,124
6,900	Fidelity National Information Services, Inc.	189,888
3,217	Fiserv, Inc.*	152,968
1,703	Global Payments, Inc.	71,850
1,971	Hewitt Associates, Inc., Class A*	73,420
1,982	Lender Processing Services, Inc.	67,269
465	Mantech International Corp., Class A*	21,497
1,555	NeuStar, Inc., Class A*	33,261
6,773	Paychex, Inc.	193,301
654	TeleTech Holdings, Inc.*	8,456
4,113	Total System Services, Inc.	60,050
800	Wright Express Corp.*	25,120
		2,025,847
	Life Sciences Tools & Services - 0.5%

370	Dionex Corp.*	29,137
701	Mettler-Toledo International, Inc.*	80,286
2,437	PerkinElmer, Inc.	55,296
		164,719
	Machinery - 14.5%

1,418	Actuant Corp., Class A	28,672
1,912	AGCO Corp.*	55,008
357	Astec Industries, Inc.*	10,664
1,565	Bucyrus International, Inc.	83,821
12,986	Caterpillar, Inc.	789,029
1,066	CLARCOR, Inc.	38,653
1,061	Crane Co.	34,514
3,774	Cummins, Inc.	256,557
5,153	Danaher Corp.	409,045
8,799	Deere & Co.	507,526
1,491	Donaldson Co., Inc.	64,337
3,885	Dover Corp.	174,398
3,460	Eaton Corp.	242,027
553	ESCO Technologies, Inc.	14,472
1,181	Flowserve Corp.	112,313
1,080	Gardner Denver, Inc.	49,183
1,256	Graco, Inc.	39,803
1,679	Harsco Corp.	45,686
1,687	IDEX Corp.	51,521
8,963	Illinois Tool Works, Inc.	416,152
6,633	Ingersoll-Rand plc	247,477
2,135	Joy Global, Inc.	108,885
694	Kaydon Corp.	26,053
1,678	Kennametal, Inc.	47,336
847	Lincoln Electric Holdings, Inc.	47,263
2,712	Manitowoc Co., Inc. (The)	32,354
775	Mueller Industries, Inc.	20,545
3,216	Mueller Water Products, Inc., Class A	13,925
1,107	Navistar International Corp.*	59,977
639	Nordson Corp.	42,577
1,871	Oshkosh Corp.*	66,477
7,198	PACCAR, Inc.	295,118
2,443	Pall Corp.	83,184
3,367	Parker Hannifin Corp.	206,936
2,054	Pentair, Inc.	70,575
1,023	SPX Corp.	60,459
2,256	Terex Corp.*	49,091
1,615	Timken Co.	46,496
715	Toro Co. (The)	38,245
1,662	Trinity Industries, Inc.	36,315
442	Valmont Industries, Inc.	35,015
1,013	Westinghouse Air Brake Technologies Corp.	43,914
		5,101,598
	Marine - 0.2%

864	Alexander & Baldwin, Inc.	27,812
577	Genco Shipping & Trading Ltd.*	10,980

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,122	Kirby Corp.*	$44,241
		83,033
	Metals & Mining - 0.1%

464	Schnitzer Steel Industries, Inc., Class A	23,219

	Multi-Utilities - 0.2%

3,630	MDU Resources Group, Inc.	67,881

	Office Electronics - 0.1%

1,241	Zebra Technologies Corp., Class A*	34,127

	Oil, Gas & Consumable Fuels - 0.2%

561	Overseas Shipholding Group, Inc.	21,705
883	Teekay Corp.	22,278
1,242	World Fuel Services Corp.	32,329
		76,312
	Paper & Forest Products - 0.8%

2,554	Louisiana-Pacific Corp.*	21,709
3,123	MeadWestvaco Corp.	74,640
4,380	Weyerhaeuser Co.	186,500
		282,849
	Professional Services - 1.1%

712	Corporate Executive Board Co. (The)	23,062
1,073	FTI Consulting, Inc.*	45,881
1,629	Manpower, Inc.	74,462
1,043	Navigant Consulting, Inc.*	12,641
970	Resources Connection, Inc.*	15,656
3,163	Robert Half International, Inc.	79,992
886	Towers Watson & Co., Class A	40,756
907	TrueBlue, Inc.*	12,054
2,158	Verisk Analytics, Inc., Class A*	65,279
		369,783
	Road & Rail - 5.7%

476	Arkansas Best Corp.	11,134
1,023	Con-way, Inc.	34,802
8,181	CSX Corp.	427,457
802	Genesee & Wyoming, Inc., Class A*	28,864
1,158	Heartland Express, Inc.	18,001
1,993	J.B. Hunt Transport Services, Inc.	68,818
2,008	Kansas City Southern*	76,645
1,224	Knight Transportation, Inc.	24,333
1,050	Landstar System, Inc.	44,037
7,658	Norfolk Southern Corp.	432,371
632	Old Dominion Freight Line, Inc.*	22,525
1,116	Ryder System, Inc.	50,153
10,516	Union Pacific Corp.	751,158
1,068	Werner Enterprises, Inc.	24,073
		2,014,371
	Semiconductors & Semiconductor Equipment - 0.1%

789	Veeco Instruments, Inc.*	30,116

	Software - 0.1%

1,751	Jack Henry & Associates, Inc.	42,094

	Specialty Retail - 0.4%

1,993	Sherwin-Williams Co. (The)	152,724

	Trading Companies & Distributors - 1.3%

2,858	Fastenal Co.	144,157
846	GATX Corp.	24,458
531	Kaman Corp.	13,004
937	MSC Industrial Direct Co., Class A	48,480
1,258	United Rentals, Inc.*	15,285
1,292	W.W. Grainger, Inc.	131,461
581	Watsco, Inc.	34,018
880	WESCO International, Inc.*	32,912
		443,775
	Total Common Stocks (Cost $28,737,393)	31,044,890

Principal Amount		Value
	U.S. Government & Agency Security (a) - 1.6%
$546,037	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $546,037)	546,037

	Repurchase Agreements (a) - 10.9%
231,885	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $231,890(b)	231,885
93,303	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $93,305(c)	93,303
124,751	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $124,754(d)	124,751
461,025	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $461,044(e)	461,025
461,025	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $461,045(f)	461,025
931,655	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $931,675(g)	931,655
614,699	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $614,725(h)	614,699
279,908	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $279,914(i)	279,908
463,769	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $463,779(j)	463,769

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$155,236	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $155,239(k)	$155,236
	Total Repurchase Agreements (Cost $3,817,256)	3,817,256
	Total Investment Securities (Cost $33,100,686) — 101.0%	35,408,183
	Liabilities in excess of other assets — (1.0%)	(351,923)
	Net Assets — 100.0%	$35,056,260

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $14,630,542.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $236,523. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $95,169. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $127,246. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $470,248. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $470,247. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $950,289. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $626,995. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $285,506. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $473,045. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $158,341. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,895,408
Aggregate gross unrealized depreciation	(3,631,805)
Net unrealized appreciation	$263,603
Federal income tax cost of investments	$35,144,580

See accompanying notes to the financial statements.

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$8,240,213	$432,337

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	6,965,610	(749,409)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	20,734,959	429,970

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	688,808	(411,121)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	2,876,859	(70,694)

		$(368,917)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2010

Credit Suisse 130/30

Shares		Value
	Common Stocks (a) - 98.2%
	Consumer Discretionary - 12.5%

2,494	Amazon.com, Inc.*	$312,897
1,579	Apollo Group, Inc., Class A*	83,940
5,159	Big Lots, Inc.*	182,267
11,923	CBS Corp., Class B	173,599
5,462	Coach, Inc.	224,543
22,631	Comcast Corp., Class A	409,395
4,421	Darden Restaurants, Inc.	189,661
3,140	DeVry, Inc.	180,518
3,939	Discovery Communications, Inc., Class A*	148,343
27,686	Ford Motor Co.*	324,757
7,671	GameStop Corp., Class A*	174,822
11,590	Gannett Co., Inc.	180,109
4,780	Genuine Parts Co.	194,116
14,042	Goodyear Tire & Rubber Co. (The)*	167,100
3,385	Harman International Industries, Inc.*	109,335
2,060	Home Depot, Inc.	69,752
7,029	J.C. Penney Co., Inc.	193,227
8,301	Johnson Controls, Inc.	236,827
7,789	Leggett & Platt, Inc.	181,328
9,993	Lennar Corp., Class A	172,879
2,040	McDonald’s Corp.	136,415
11,566	Newell Rubbermaid, Inc.	192,689
21,620	News Corp., Class A	285,384
22,514	Office Depot, Inc.*	130,581
2,074	Polo Ralph Lauren Corp.	180,148
1,032	priceline.com, Inc.*	197,277
3,843	Ross Stores, Inc.	201,373
230	Sears Holdings Corp.*	20,254
9,946	Staples, Inc.	214,038
2,175	Starbucks Corp.	56,311
6,409	Target Corp.	349,483
5,618	TJX Cos., Inc.	255,394
6,647	Walt Disney Co. (The)	222,143
367	Washington Post Co. (The), Class B	170,923
1,903	Whirlpool Corp.	198,749
4,174	Wyndham Worldwide Corp.	98,506
136	Wynn Resorts Ltd.	11,408
		6,830,491
	Consumer Staples - 11.5%

2,388	Altria Group, Inc.	48,453
854	Archer-Daniels-Midland Co.	21,581
2,619	Avon Products, Inc.	69,377
3,436	Brown-Forman Corp., Class B	190,561
5,628	Campbell Soup Co.	201,539
7,855	Coca-Cola Co. (The)	403,747
7,553	Coca-Cola Enterprises, Inc.	197,133
1,619	Colgate-Palmolive Co.	126,428
8,917	ConAgra Foods, Inc.	215,613
10,471	CVS Caremark Corp.	362,611
18,054	Dean Foods Co.*	192,275
4,637	Dr. Pepper Snapple Group, Inc.	175,557
3,204	Estee Lauder Cos., Inc. (The), Class A	186,697
4,386	Hershey Co. (The)	205,265
4,539	Hormel Foods Corp.	180,652
3,446	J.M. Smucker Co. (The)	190,288
4,593	Kimberly-Clark Corp.	278,795
2,000	Kraft Foods, Inc., Class A	57,200
2,644	McCormick & Co., Inc. (Non-Voting)	101,979
4,746	Molson Coors Brewing Co., Class B	194,776
5,626	PepsiCo, Inc.	353,819
4,630	Philip Morris International, Inc.	204,276
10,783	Procter & Gamble Co. (The)	658,733
3,958	Reynolds American, Inc.	206,370
5,929	Safeway, Inc.	131,268
14,512	Sara Lee Corp.	205,635
13,546	SUPERVALU, Inc.	182,465
11,016	Tyson Foods, Inc., Class A	193,661
7,572	Wal-Mart Stores, Inc.	382,840
4,757	Whole Foods Market, Inc.*	192,325
		6,311,919
	Energy - 8.1%

3,235	Apache Corp.	289,662
6,434	Chevron Corp.	475,280
3,147	ConocoPhillips	163,203
2,731	Diamond Offshore Drilling, Inc.	172,326
18,251	Exxon Mobil Corp.	1,103,455
3,045	FMC Technologies, Inc.*	177,067
4,258	Hess Corp.	226,526
8,487	Marathon Oil Corp.	263,861
3,810	Murphy Oil Corp.	203,378
3,442	National Oilwell Varco, Inc.	131,244
1,321	Occidental Petroleum Corp.	108,996
2,281	Schlumberger Ltd.	128,078
5,752	Southwestern Energy Co.*	216,333
5,970	Sunoco, Inc.	178,324
13,832	Tesoro Corp.	161,834
10,187	Williams Cos., Inc. (The)	201,193
5,083	XTO Energy, Inc.	217,247
		4,418,007
	Financials - 16.0%

4,570	Aflac, Inc.	202,451
7,657	Allstate Corp. (The)	234,534
857	American Express Co.	34,169
4,864	American International Group, Inc.*	172,088
4,896	Ameriprise Financial, Inc.	194,812
1,585	Assurant, Inc.	54,999
50,667	Bank of America Corp.	797,499
3,434	BB&T Corp.	103,844
5,757	Capital One Financial Corp.	237,764
11,376	CB Richard Ellis Group, Inc., Class A*	180,082
6,993	Cincinnati Financial Corp.	190,140
13,135	Discover Financial Services	176,666
2,504	Federated Investors, Inc., Class B	55,614
14,937	Fifth Third Bancorp	194,032
11,076	Genworth Financial, Inc., Class A*	172,675
3,476	Goldman Sachs Group, Inc. (The)	501,448
8,073	Hartford Financial Services Group, Inc.	202,390
4,201	Health Care REIT, Inc. (REIT)	180,979
15,246	Hudson City Bancorp, Inc.	192,252
28,657	Huntington Bancshares, Inc./OH	176,527
21,335	JPMorgan Chase & Co.	844,439
23,630	KeyCorp	189,513
5,681	Legg Mason, Inc.	168,839
8,041	Leucadia National Corp.*	176,259
6,504	Loews Corp.	211,445
9,647	Marsh & McLennan Cos., Inc.	210,401
8,985	Moody’s Corp.	184,192
8,944	NASDAQ OMX Group, Inc. (The)*	166,269
1,371	NYSE Euronext	39,306
11,270	Progressive Corp. (The)	220,779
4,639	Prudential Financial, Inc.	267,717
2,358	Public Storage (REIT)	218,563
5,684	Travelers Cos., Inc. (The)	281,187
14,368	U.S. Bancorp	344,257
5,527	Unum Group	127,674
1,206	Ventas, Inc. (REIT)	56,622

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
26,129	Wells Fargo & Co.	$749,641
1,317	Zions Bancorp.	31,542
		8,743,610
	Health Care - 10.4%

3,834	Abbott Laboratories	182,345
6,701	AmerisourceBergen Corp.	209,607
1,205	Amgen, Inc.*	62,395
6,436	Baxter International, Inc.	271,792
4	Becton, Dickinson and Co.	285
3,390	Bristol-Myers Squibb Co.	78,682
2,505	C.R. Bard, Inc.	202,830
6,583	Cardinal Health, Inc.	227,048
7,495	CareFusion Corp.*	190,523
3,100	Cephalon, Inc.*	182,466
8,083	Coventry Health Care, Inc.*	167,318
4,626	Eli Lilly & Co.	151,686
2,812	Express Scripts, Inc.*	282,887
8,259	Gilead Sciences, Inc.*	296,663
3,997	Hospira, Inc.*	208,084
4,539	Humana, Inc.*	209,021
656	Intuitive Surgical, Inc.*	211,737
10,332	Johnson & Johnson	602,356
3,620	McKesson Corp.	253,400
4,888	Medco Health Solutions, Inc.*	281,793
3,399	Medtronic, Inc.	133,173
9,582	Merck & Co., Inc.	322,818
24,380	Pfizer, Inc.	371,307
1,720	Quest Diagnostics, Inc.	90,730
445	Stryker Corp.	23,598
23,683	Tenet Healthcare Corp.*	135,467
4,961	Thermo Fisher Scientific, Inc.*	258,270
3,614	UnitedHealth Group, Inc.	105,059
		5,713,340
	Industrials - 8.0%

1,006	3M Co.	79,786
5,396	Boeing Co. (The)	346,315
2,946	C.H. Robinson Worldwide, Inc.	171,192
272	CSX Corp.	14,212
4,177	Dover Corp.	187,505
676	First Solar, Inc.*	75,955
4,022	General Dynamics Corp.	273,094
33,776	General Electric Co.	552,238
4,059	ITT Corp.	195,968
2,436	L-3 Communications Holdings, Inc.	201,287
3,480	Lockheed Martin Corp.	278,122
3,968	Northrop Grumman Corp.	240,024
8,839	R.R. Donnelley & Sons Co.	169,355
4,680	Raytheon Co.	245,279
3,978	Ryder System, Inc.	178,771
3,980	Snap-On, Inc.	175,916
3,418	Stericycle, Inc.*	200,363
2,054	Textron, Inc.	42,456
355	Union Pacific Corp.	25,358
6,760	United Parcel Service, Inc., Class B	424,258
1,531	United Technologies Corp.	103,159
1,865	W.W. Grainger, Inc.	189,764
		4,370,377
	Information Technology - 19.0%

20,762	Advanced Micro Devices, Inc.*	177,930
3,421	Altera Corp.	80,633
4,226	Apple, Inc.*	1,086,758
6,433	Broadcom Corp., Class A	222,067
8,917	CA, Inc.	180,569
17,289	Cisco Systems, Inc.*	400,413
4,570	Cognizant Technology Solutions Corp., Class A*	228,683
4,060	Computer Sciences Corp.*	202,959
15,879	Corning, Inc.	276,771
14,441	Dell, Inc.*	192,499
3,665	eBay, Inc.*	78,468
1,359	Google, Inc., Class A*	659,360
4,099	Harris Corp.	192,284
12,720	Hewlett-Packard Co.	585,247
30,568	Intel Corp.	654,767
4,542	International Business Machines Corp.	568,931
6,093	Intuit, Inc.*	217,764
12,505	Jabil Circuit, Inc.	171,193
31,041	LSI Corp.*	165,448
1,098	Mastercard, Inc., Class A	221,543
3,173	McAfee, Inc.*	100,901
22,618	Micron Technology, Inc.*	205,598
29,870	Microsoft Corp.	770,646
28,624	Motorola, Inc.*	196,074
1,288	NetApp, Inc.*	48,532
12,967	NVIDIA Corp.*	170,386
18,968	Oracle Corp.	428,108
10,482	QUALCOMM, Inc.	372,740
2,447	Salesforce.com, Inc.*	211,739
4,959	SanDisk Corp.*	231,189
15,641	Teradyne, Inc.*	171,738
437	Texas Instruments, Inc.	10,672
12,070	Total System Services, Inc.	176,222
3,015	Visa, Inc., Class A	218,467
5,372	Western Digital Corp.*	186,999
4,439	Xilinx, Inc.	108,534
15,743	Yahoo!, Inc.*	241,498
		10,414,330
	Materials - 3.0%

15,995	Alcoa, Inc.	186,182
3,598	Ball Corp.	177,201
447	CF Industries Holdings, Inc.	30,660
3,695	Cliffs Natural Resources, Inc.	206,403
2,999	Eastman Chemical Co.	181,109
4,208	Freeport-McMoRan Copper & Gold, Inc.	294,770
8,995	International Paper Co.	208,954
4,712	MeadWestvaco Corp.	112,617
5,062	Newmont Mining Corp.	272,437
		1,670,333
	Telecommunication Services - 3.1%

5,306	American Tower Corp., Class A*	215,052
31,870	AT&T, Inc.	774,441
6,367	CenturyTel, Inc.	218,579
23,292	Frontier Communications Corp.	185,171
10,972	Verizon Communications, Inc.	301,950
		1,695,193
	Utilities - 6.6%

8,225	Allegheny Energy, Inc.	168,284
7,913	Ameren Corp.	195,135
13,929	CenterPoint Energy, Inc.	189,713
11,960	CMS Energy Corp.	175,573
5,149	Consolidated Edison, Inc.	219,296
5,629	Constellation Energy Group, Inc.	199,154
3,001	DTE Energy Co.	136,576
6,527	Edison International	211,214
6,620	Exelon Corp.	255,532
6,026	FirstEnergy Corp.	212,175
3,893	Integrys Energy Group, Inc.	176,041

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,213	Nicor, Inc.	$170,247
12,093	NiSource, Inc.	180,911
7,241	Northeast Utilities	187,904
4,027	Oneok, Inc.	179,081
11,280	Pepco Holdings, Inc.	181,946
5,256	Pinnacle West Capital Corp.	184,538
5,556	Progress Energy, Inc.	214,406
11,633	TECO Energy, Inc.	180,893
		3,618,619
	Total Common Stocks (Cost $54,928,544)	53,786,219

Principal Amount
	U.S. Government & Agency Security (a) - 0.2%
$132,522	Federal Home Loan Bank, 0.06%, due 06/01/10 (Cost $132,522)	132,522

	Repurchase Agreements (a) - 1.7%
55,927	Bank of America Corp., 0.18%, dated 05/28/10, due 06/01/10, total to be received $55,928(b)	55,927
23,843	Bank of America Corp., 0.19%, dated 05/28/10, due 06/01/10, total to be received $23,844(c)	23,843
32,723	Credit Suisse (USA) LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $32,724(d)	32,723
104,495	Credit Suisse (USA) LLC, 0.21%, dated 05/25/10, due 06/01/10, total to be received $104,499(e)	104,495
104,495	Credit Suisse (USA) LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $104,499(f)	104,495
234,749	ING Financial Markets LLC, 0.19%, dated 05/28/10, due 06/01/10, total to be received $234,754(g)	234,749
139,326	ING Financial Markets LLC, 0.22%, dated 05/25/10, due 06/01/10, total to be received $139,332(h)	139,326
71,529	JPMorgan Chase & Co., 0.19%, dated 05/28/10, due 06/01/10, total to be received $71,531(i)	71,529
111,854	JPMorgan Chase & Co., 0.20%, dated 05/28/10, due 06/01/10, total to be received $111,856(j)	111,854
43,670	UBS Securities LLC, 0.20%, dated 05/28/10, due 06/01/10, total to be received $43,671(k)	43,670
	Total Repurchase Agreements (Cost $922,611)	922,611
	Total Investment Securities (Cost $55,983,677) — 100.1%	54,841,352
	Liabilities in excess of other assets — (0.1%)	(71,437)
	Net Assets — 100.0%	$54,769,915

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/10, the aggregate amount held in a segregated account was $7,842,502.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.38% to 3.25%, due 07/31/14 to 03/31/17, which had a total value of $57,046. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 11.50%, due 08/15/10 to 05/20/40, which had a total value of $24,320. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.75% to 4.75%, due 01/18/11 to 06/28/13; Federal National Mortgage Association, 1.00% to 5.50%, due 08/15/10 to 04/15/14; U.S. Treasury Notes, 0.88% to 1.38%, due 02/28/11 to 11/15/12, which had a total value of $33,377. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.88%, due 01/15/11 to 02/15/40, which had a total value of $106,585. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.50%, due 09/15/32 to 05/20/40, which had a total value of $106,585. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 05/18/11; Federal Home Loan Mortgage Corp., 1.00% to 6.75%, due 06/09/10 to 01/15/37; Federal National Mortgage Association, 0% to 7.25%, due 06/01/10 to 08/06/38; U.S. Treasury Notes, 0.88% to 5.13%, due 12/31/10 to 05/15/20, which had a total value of $239,444. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 1.50% to 5.63%, due 02/24/11 to 06/11/21; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/04/10 to 03/15/31; Federal National Mortgage Association, 0% to 6.00%, due 08/13/14 to 11/26/29, which had a total value of $142,113. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25%, due 05/15/16; U.S. Treasury Notes, 0.50% to 3.50%, due 01/15/11 to 07/15/19, which had a total value of  $72,960. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 04/15/13 to 04/23/15; Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11; U.S. Treasury Notes, 0.88% to 2.75%, due 03/31/11 to 02/15/19, which had a total value of $114,091. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 4.75%, due 01/07/11 to 01/19/16; Federal National Mortgage Association, 1.00% to 7.25%, due 03/23/11 to 11/15/30, which had a total value of $44,544. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,433,323
Aggregate gross unrealized depreciation	(2,681,162)
Net unrealized depreciation	$(1,247,839)
Federal income tax cost of investments	$56,089,191

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of May 31, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Credit Suisse 130/30 Large Cap Index	$(2,682,532)	$72,400

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Credit Suisse 130/30 Large Cap Index	3,026,037	(91,263)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	(13,761,074)	320,173

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	14,391,200	(396,544)
		$(95,234)

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)                  Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 29, 2010

By:	/s/ Charles Todd
Charles Todd
Treasurer
July 29, 2010